     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1998

                                                       REGISTRATION NOS. 2-99715
                                                                811-4386
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                                   FORM N-1A


            REGISTRATION STATEMENT UNDER


               THE SECURITIES ACT OF 1933                                    [X]
               Post-Effective Amendment No. 41                               [X]
                                            and


            REGISTRATION STATEMENT UNDER
               THE INVESTMENT COMPANY ACT OF 1940                            [X]


               Amendment No. 42                                              [X]


                          VAN KAMPEN AMERICAN CAPITAL
                                 TAX FREE TRUST
 (Exact Name of Registrant as Specified in Agreement and Declaration of Trust)

              One Parkview Plaza, Oakbrook Terrace, Illinois 60181
                    (Address of Principal Executive Offices)

                                 (630) 684-6000
                        (Registrant's Telephone Number)

                             Ronald A. Nyberg, Esq.
                           Executive Vice President,
                         General Counsel and Secretary,
                       Van Kampen American Capital, Inc.
                               One Parkview Plaza

                        Oakbrook Terrace, Illinois 60181

                    (Name and Address of Agent for Service)

                                   Copies to:
                             Wayne W. Whalen, Esq.
                              Thomas A. Hale, Esq.
                Skadden, Arps, Slate, Meagher & Flom (Illinois)
                             333 West Wacker Drive
                               Chicago, IL 60606
                                 (312) 407-0700

     Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.
                            ------------------------

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE: (CHECK APPROPRIATE
BOX)


          [X] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)



          [ ] ON (DATE) PURSUANT TO PARAGRAPH (B)


          [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

          [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

          [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

          [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

     IF APPROPRIATE CHECK THE FOLLOWING:
          [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR
              A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


     TITLE OF SECURITIES BEING REGISTERED SHARES OF BENEFICIAL INTEREST, PAR VALUE $0.01 PER SHARE.

================================================================================

                                EXPLANATORY NOTE


     This Registration Statement contains six Prospectuses and seven Statements of Additional Information describing seven series of the Registrant (the "Applicable Series"). The Registration Statement is organized as follows:


     Facing Page

     Cross Reference Sheets with respect to the Applicable Series, in the following order:


   (i)  Van Kampen American Capital Tax Free High Income Fund
  (ii)  Van Kampen American Capital Insured Tax Free Income Fund and
          Van Kampen American Capital California Insured Tax Free
          Fund
 (iii)  Van Kampen American Capital Municipal Income Fund
  (iv)  Van Kampen American Capital Intermediate Term Municipal
          Income Fund
   (v)  Van Kampen American Capital Florida Insured Tax Free Income
          Fund
  (vi)  Van Kampen American Capital New York Tax Free Income Fund


     Prospectuses with respect to the Applicable Series, in the following order:


   (i)  Van Kampen American Capital Tax Free High Income Fund
  (ii)  Van Kampen American Capital Insured Tax Free Income Fund and
          Van Kampen American Capital California Insured Tax Free
          Fund
 (iii)  Van Kampen American Capital Municipal Income Fund
  (iv)  Van Kampen American Capital Intermediate Term Municipal
          Income Fund
   (v)  Van Kampen American Capital Florida Insured Tax Free Income
          Fund
  (vi)  Van Kampen American Capital New York Tax Free Income Fund


     Statements of Additional Information with respect to the Applicable Series, in the following order:


   (i)  Van Kampen American Capital Tax Free High Income Fund
  (ii)  Van Kampen American Capital Insured Tax Free Income Fund
 (iii)  Van Kampen American Capital California Insured Tax Free Fund
  (iv)  Van Kampen American Capital Municipal Income Fund
   (v)  Van Kampen American Capital Intermediate Term Municipal
          Income Fund
  (vi)  Van Kampen American Capital Florida Insured Tax Free Income
          Fund
 (vii)  Van Kampen American Capital New York Tax Free Income Fund


     Part C Information

     Exhibits
                           -------------------------

     The Prospectus and Statement of Additional Information with respect to each of Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund, four other series of the Registrant, included in Post-Effective Amendment No. 31 to the Registration Statement of the Registrant, are included herein by reference and no changes thereto are affected hereby.

             VAN KAMPEN AMERICAN CAPITAL TAX FREE HIGH INCOME FUND

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)

                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
PART A
Item 1.      Cover Page........................  Cover Page
Item 2.      Synopsis..........................  PROSPECTUS SUMMARY; SHAREHOLDER TRANSACTION EXPENSES;
                                                 ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
Item 3.      Condensed Financial
               Information.....................  SHAREHOLDER TRANSACTION EXPENSES; ANNUAL FUND
                                                 OPERATING EXPENSES AND EXAMPLE; FINANCIAL HIGHLIGHTS;
                                                 FUND PERFORMANCE; SHAREHOLDER SERVICES; ADDITIONAL
                                                 INFORMATION
Item 4.      General Description of
               Registrant......................  PROSPECTUS SUMMARY; THE FUND; INVESTMENT OBJECTIVE AND
                                                 POLICIES; MUNICIPAL SECURITIES; INVESTMENT PRACTICES;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item 5.      Management of the Fund............  ANNUAL FUND OPERATING EXPENSES AND EXAMPLE; INVESTMENT
                                                 PRACTICES; INVESTMENT ADVISORY SERVICES; ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; ADDITIONAL INFORMATION
Item 6.      Capital Stock and
               Other Securities................  DISTRIBUTIONS FROM THE FUND; REDEMPTION OF SHARES;
                                                 DISTRIBUTION AND SERVICE PLANS; TAX STATUS;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item 7.      Purchase of Securities
               Being Offered...................  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; DISTRIBUTION AND
                                                 SERVICE PLANS; FUND PERFORMANCE; SHAREHOLDER SERVICES;
                                                 ADDITIONAL INFORMATION
Item 8.      Redemption or Repurchase..........  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 REDEMPTION OF SHARES; SHAREHOLDER SERVICES
Item 9.      Pending Legal Proceedings.........  Not Applicable

                                       (i)

                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
PART B
Item 10.     Cover Page........................  Cover Page
Item 11.     Table of Contents.................  Table of Contents
Item 12.     General Information
               and History.....................  The Fund and The Trust
Item 13.     Investment Objectives
               and Policies....................  Investment Policies and Restrictions; Additional
                                                 Investment Considerations
Item 14.     Management of the Fund............  Trustees and Officers
Item 15.     Control Persons and Principal
               Holders of Securities...........  Trustees and Officers
Item 16.     Investment Advisory and
               Other Services..................  Contained in Prospectus under captions: ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; INVESTMENT
                                                 ADVISORY SERVICES; DISTRIBUTION AND SERVICE PLANS;
                                                 Custodian and Independent Auditors; Investment
                                                 Advisory and Other Services; Trustees and Officers;
                                                 The Distributor; Distribution and Service Plans; Legal
                                                 Counsel; Notes to Financial Statements
Item 17.     Brokerage Allocation..............  Portfolio Transactions and Brokerage Allocation
Item 18.     Capital Stock and
               Other Securities................  Contained in the Prospectus under caption: DESCRIPTION
                                                 OF SHARES OF THE FUND; The Fund and The Trust
Item 19.     Purchase, Redemption and
               Pricing of Securities Being
               Offered.........................  Contained in Prospectus under captions: ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; REDEMPTION OF SHARES
Item 20.     Tax Status........................  Contained in Prospectus under caption: TAX STATUS; Tax
                                                 Status of the Fund
Item 21.     Underwriters......................  The Distributor; Notes to Financial Statements
Item 22.     Calculations of Performance
               Data............................  Continued in Prospectus under caption: FUND
                                                 PERFORMANCE; Performance Information
Item 23.     Financial Statements..............  Contained in the Prospectus under the caption:
                                                 FINANCIAL HIGHLIGHTS; Report of Independent
                                                 Accountants; Financial Statements; Notes to Financial
                                                 Statements; Trustees and Officers

PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                      (ii)

            VAN KAMPEN AMERICAN CAPITAL INSURED TAX FREE INCOME FUND VAN KAMPEN AMERICAN CAPITAL CALIFORNIA INSURED TAX FREE FUND

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)

                       ITEM NUMBER OF                             LOCATION OR CAPTION
                         FORM N-1A                                -------------------
PART A
Item 1.      Cover Page........................  Cover Page
Item 2.      Synopsis..........................  SHAREHOLDER TRANSACTION EXPENSES--INSURED FUND;
                                                 SHAREHOLDER TRANSACTION EXPENSES--
                                                 CALIFORNIA INSURED FUND; ANNUAL FUND OPERATING
                                                 EXPENSES AND EXAMPLES--
                                                 INSURED FUND; ANNUAL FUND OPERATING EXPENSES AND
                                                 EXAMPLES--CALIFORNIA INSURED FUND; FUND PERFORMANCE
Item 3.      Condensed Financial
               Information.....................  FINANCIAL HIGHLIGHTS--INSURED FUND; FINANCIAL
                                                 HIGHLIGHTS--CALIFORNIA INSURED FUND
Item 4.      General Description of
               Registrant......................  PROSPECTUS SUMMARY; THE FUNDS; INVESTMENT OBJECTIVES
                                                 AND POLICIES; MUNICIPAL SECURITIES; INVESTMENT
                                                 PRACTICES; INSURANCE; SHAREHOLDER SERVICES; ADDITIONAL
                                                 INFORMATION
Item 5.      Management of the Fund............  ANNUAL FUND OPERATING EXPENSES AND EXAMPLES--INSURED
                                                 FUND; ANNUAL FUND OPERATING EXPENSES AND EXAMPLES--
                                                 CALIFORNIA INSURED FUND; INVESTMENT PRACTICES;
                                                 INVESTMENT ADVISORY SERVICES; SHAREHOLDER SERVICES;
                                                 DISTRIBUTION AND SERVICE PLANS; DISTRIBUTIONS FROM THE
                                                 FUNDS
Item 6.      Capital Stock and
               Other Securities................  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 SHAREHOLDER SERVICES; REDEMPTION OF SHARES;
                                                 DISTRIBUTION AND SERVICE PLANS; DISTRIBUTIONS FROM THE
                                                 FUNDS; TAX STATUS; DESCRIPTION OF SHARES OF THE FUND;
                                                 ADDITIONAL INFORMATION
Item 7.      Purchase of Securities
               Being Offered...................  SHAREHOLDER TRANSACTION EXPENSES--INSURED FUND;
                                                 SHAREHOLDER TRANSACTION EXPENSES--CALIFORNIA INSURED
                                                 FUND; ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF
                                                 SHARES; SHAREHOLDER SERVICES; REDEMPTION OF SHARES;
                                                 DISTRIBUTION AND SERVICE PLANS; DISTRIBUTIONS FROM THE
                                                 FUNDS; FUND PERFORMANCE
Item 8.      Redemption or Repurchase..........  SHAREHOLDER TRANSACTION EXPENSES--INSURED FUND;
                                                 SHAREHOLDER TRANSACTION EXPENSES--CALIFORNIA INSURED
                                                 FUND; ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF
                                                 SHARES; SHAREHOLDER SERVICES; REDEMPTION OF SHARES
Item 9.      Pending Legal Proceedings.........  Not Applicable

                                      (iii)

PART B
Item 10.     Cover Page........................  Cover Page
Item 11.     Table of Contents.................  Table of Contents
Item 12.     General Information
               and History.....................  The Fund and The Trust
Item 13.     Investment Objectives
               and Policies....................  Investment Policies and Restrictions; Additional
                                                 Investment Considerations
Item 14.     Management of the Fund............  Trustees and Officers
Item 15.     Control Persons and Principal
               Holders of Securities...........  Trustees and Officers
Item 16.     Investment Advisory and
               Other Services..................  Contained in Prospectus under captions: INVESTMENT
                                                 ADVISORY SERVICES; ALTERNATIVE SALES ARRANGEMENTS;
                                                 PURCHASE OF SHARES; DISTRIBUTION AND SERVICE PLANS;
                                                 Investment Advisory and Other Services; Custodian and
                                                 Independent Auditors; Trustees and Officers; The
                                                 Distributor; Distribution and Service Plans; Legal
                                                 Counsel; Notes to Financial Statements
Item 17.     Brokerage Allocation..............  Portfolio Transactions and Brokerage Allocations
Item 18.     Capital Stock and
               Other Securities................  The Fund and The Trust
Item 19.     Purchase, Redemption and
               Pricing of Securities Being
               Offered.........................  Contained in Prospectus under captions: ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; REDEMPTION OF SHARES
Item 20.     Tax Status........................  Contained in Prospectus under caption: TAX STATUS; Tax
                                                 Status of the Fund
Item 21.     Underwriters......................  The Distributor; Notes to Financial Statements
Item 22.     Calculations of Performance
               Data............................  Continued in Prospectus under caption: FUND
                                                 PERFORMANCE; Performance Information
Item 23.     Financial Statements..............  Contained in the Prospectus under the captions:
                                                 FINANCIAL HIGHLIGHTS--INSURED FUND; FINANCIAL
                                                 HIGHLIGHTS--CALIFORNIA INSURED FUND; Report of
                                                 Independent Accountants; Financial Statements; Notes
                                                 to Financial Statements; Trustees and Officers

PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                      (iv)

               VAN KAMPEN AMERICAN CAPITAL MUNICIPAL INCOME FUND

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)

                       ITEM NUMBER OF                             LOCATION OR CAPTION
                         FORM N-1A                                -------------------
PART A
Item 1.      Cover Page........................  Cover Page
Item 2.      Synopsis..........................  SHAREHOLDER TRANSACTION EXPENSES; ANNUAL FUND
                                                 OPERATING EXPENSES AND EXAMPLE; FUND PERFORMANCE
Item 3.      Condensed Financial
               Information.....................  FINANCIAL HIGHLIGHTS
Item 4.      General Description of
               Registrant......................  PROSPECTUS SUMMARY; THE FUND; INVESTMENT OBJECTIVE AND
                                                 POLICIES; MUNICIPAL SECURITIES; INVESTMENT PRACTICES;
                                                 SPECIAL CONSIDERATIONS REGARDING THE FUND; SHAREHOLDER
                                                 SERVICES; DESCRIPTION OF SHARES OF THE FUND;
                                                 ADDITIONAL INFORMATION
Item 5.      Management of the Fund............  ANNUAL FUND OPERATING EXPENSES AND EXAMPLES;
                                                 INVESTMENT PRACTICES; INVESTMENT ADVISORY SERVICES;
                                                 SHAREHOLDER SERVICES; DISTRIBUTION AND SERVICE PLANS;
                                                 DISTRIBUTIONS FROM THE FUND
Item 6.      Capital Stock and
               Other Securities................  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 SHAREHOLDER SERVICES; REDEMPTION OF SHARES;
                                                 DISTRIBUTION AND SERVICE PLANS; DISTRIBUTIONS FROM THE
                                                 FUND; TAX STATUS; DESCRIPTION OF SHARES OF THE FUND;
                                                 ADDITIONAL INFORMATION
Item 7.      Purchase of Securities
               Being Offered...................  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; REDEMPTION OF SHARES; DISTRIBUTION AND
                                                 SERVICE PLANS; DISTRIBUTIONS FROM THE FUND; FUND
                                                 PERFORMANCE
Item 8.      Redemption or Repurchase..........  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; REDEMPTION OF SHARES
Item 9.      Pending Legal Proceedings.........  Not Applicable

                                       (v)

PART B
Item 10.     Cover Page........................  Cover Page
Item 11.     Table of Contents.................  Table of Contents
Item 12.     General Information
               and History.....................  The Fund and The Trust
Item 13.     Investment Objectives
               and Policies....................  Investment Policies and Restrictions; Additional
                                                 Investment Considerations
Item 14.     Management of the Fund............  Trustees and Officers
Item 15.     Control Persons and Principal
               Holders of Securities...........  Trustees and Officers
Item 16.     Investment Advisory and
               Other Services..................  Contained in Prospectus under captions: INVESTMENT
                                                 ADVISORY SERVICES; ALTERNATIVE SALES ARRANGEMENTS;
                                                 PURCHASE OF SHARES; DISTRIBUTION AND SERVICE PLANS;
                                                 Investment Advisory and Other Services; Trustees and
                                                 Officers; The Distributor; Distribution and Service
                                                 Plans; Legal Counsel; Notes to Financial Statements
Item 17.     Brokerage Allocation..............  Portfolio Transactions and Brokerage Allocations
Item 18.     Capital Stock and
               Other Securities................  The Fund and The Trust
Item 19.     Purchase, Redemption and
               Pricing of Securities Being
               Offered.........................  Contained in Prospectus under captions: ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; REDEMPTION OF SHARES
Item 20.     Tax Status........................  Contained in Prospectus under caption: TAX STATUS; Tax
                                                 Status of the Fund
Item 21.     Underwriters......................  The Distributor; Notes to Financial Statements
Item 22.     Calculations of Performance
               Data............................  Continued in Prospectus under caption: FUND
                                                 PERFORMANCE; Performance Information
Item 23.     Financial Statements..............  Contained in the Prospectus under the captions:
                                                 FINANCIAL HIGHLIGHTS; Report of Independent
                                                 Accountants; Financial Statements; Notes to Financial
                                                 Statements; Trustees and Officers

PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                      (vi)

      VAN KAMPEN AMERICAN CAPITAL INTERMEDIATE TERM MUNICIPAL INCOME FUND

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)

                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
PART A
Item 1.      Cover Page........................  Cover Page
Item 2.      Synopsis..........................  PROSPECTUS SUMMARY; SHAREHOLDER TRANSACTION EXPENSES;
                                                 ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
Item 3.      Condensed Financial
               Information.....................  SHAREHOLDER TRANSACTION EXPENSES; ANNUAL FUND
                                                 OPERATING EXPENSES AND EXAMPLE; FINANCIAL HIGHLIGHTS;
                                                 FUND PERFORMANCE; SHAREHOLDER SERVICES; ADDITIONAL
                                                 INFORMATION
Item 4.      General Description of
               Registrant......................  PROSPECTUS SUMMARY; THE FUND; INVESTMENT OBJECTIVE AND
                                                 POLICIES; MUNICIPAL SECURITIES; INVESTMENT PRACTICES;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item 5.      Management of the Fund............  ANNUAL FUND OPERATING EXPENSES AND EXAMPLE; INVESTMENT
                                                 PRACTICES; INVESTMENT ADVISORY SERVICES; ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; ADDITIONAL INFORMATION
Item 6.      Capital Stock and
               Other Securities................  DISTRIBUTIONS FROM THE FUND; REDEMPTION OF SHARES;
                                                 DISTRIBUTION AND SERVICE PLANS; TAX STATUS;
                                                 ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item 7.      Purchase of Securities
               Being Offered...................  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; DISTRIBUTION AND
                                                 SERVICE PLANS; FUND PERFORMANCE; SHAREHOLDER SERVICES;
                                                 ADDITIONAL INFORMATION
Item 8.      Redemption or Repurchase..........  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 REDEMPTION OF SHARES; SHAREHOLDER SERVICES
Item 9.      Pending Legal Proceedings.........  Not Applicable

                                      (vii)

                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
PART B
Item 10.     Cover Page........................  Cover Page
Item 11.     Table of Contents.................  Table of Contents
Item 12.     General Information
               and History.....................  The Fund and the Trust
Item 13.     Investment Objectives
               and Policies....................  Investment Policies and Restrictions; Additional
                                                 Investment Considerations
Item 14.     Management of the Fund............  Trustees and Officers
Item 15.     Control Persons and Principal
               Holders of Securities...........  Shares of the Fund; Trustees and Officers
Item 16.     Investment Advisory and
               Other Services..................  Contained in Prospectus under captions: INVESTMENT
                                                 ADVISORY SERVICES; ALTERNATIVE SALES ARRANGEMENTS;
                                                 PURCHASE OF SHARES; DISTRIBUTION AND SERVICE PLANS;
                                                 Custodian and Independent Auditors; Investment
                                                 Advisory and Other Services; Trustees and Officers;
                                                 The Distributor; Distribution and Service Plans; Legal
                                                 Counsel; Notes to Financial Statements
Item 17.     Brokerage Allocation..............  Portfolio Transactions and Brokerage Allocation
Item 18.     Capital Stock and
               Other Securities................  Contained in the Prospectus under caption: DESCRIPTION
                                                 OF SHARES OF THE FUND; The Fund and the Trust
Item 19.     Purchase, Redemption and
               Pricing of Securities Being
               Offered.........................  Contained in Prospectus under captions: ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; REDEMPTION OF SHARES
Item 20.     Tax Status........................  Contained in Prospectus under captions: TAX STATUS;
                                                 Tax Status of the Fund
Item 21.     Underwriters......................  The Distributor; Notes to Financial Statements
Item 22.     Calculations of Performance
               Data............................  Continued in Prospectus under caption: FUND
                                                 PERFORMANCE; Performance Information
Item 23.     Financial Statements..............  Contained in the Prospectus under the caption:
                                                 FINANCIAL HIGHLIGHTS; Report of Independent
                                                 Accountants; Financial Statements; Notes to Financial
                                                 Statements; Trustees and Officers

PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                     (viii)

        VAN KAMPEN AMERICAN CAPITAL FLORIDA INSURED TAX FREE INCOME FUND

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)

                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
PART A
Item  1.     Cover Page........................  Cover Page
Item  2.     Synopsis..........................  PROSPECTUS SUMMARY; SHAREHOLDER TRANSACTION EXPENSES;
                                                 ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
Item  3.     Condensed Financial
               Information.....................  SHAREHOLDER TRANSACTION EXPENSES; ANNUAL FUND
                                                 OPERATING EXPENSES AND EXAMPLE; FINANCIAL HIGHLIGHTS;
                                                 FUND PERFORMANCE; SHAREHOLDER SERVICES; ADDITIONAL
                                                 INFORMATION
Item  4.     General Description of
               Registrant......................  PROSPECTUS SUMMARY; THE FUND; INVESTMENT
                                                 OBJECTIVE AND POLICIES; MUNICIPAL SECURITIES;
                                                 INVESTMENT PRACTICES; SPECIAL CONSIDERATIONS REGARDING
                                                 THE FUND; SHAREHOLDER SERVICES; DESCRIPTION OF SHARES
                                                 OF THE FUND; ADDITIONAL INFORMATION
Item  5.     Management of the
               Fund............................  ANNUAL FUND OPERATING EXPENSES AND EXAMPLE; INVESTMENT
                                                 PRACTICES; INVESTMENT ADVISORY SERVICES; ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; ADDITIONAL INFORMATION
Item  6.     Capital Stock and Other
               Securities......................  DISTRIBUTIONS FROM THE FUND; REDEMPTION OF SHARES;
                                                 DISTRIBUTION AND SERVICE PLANS; TAX STATUS;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item  7.     Purchase of Securities
               Being Offered...................  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; DISTRIBUTION AND
                                                 SERVICE PLANS; FUND PERFORMANCE; SHAREHOLDER SERVICES;
                                                 ADDITIONAL INFORMATION
Item  8.     Redemption or
               Repurchase......................  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 REDEMPTION OF SHARES; SHAREHOLDER SERVICES
Item  9.     Pending Legal
               Proceedings.....................  Not Applicable

                                      (ix)

                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
PART B
Item 10.     Cover Page........................  Cover Page
Item 11.     Table of Contents.................  Table of Contents
Item 12.     General Information
               and History.....................  Contained in Prospectus under caption: DESCRIPTION OF
                                                 SHARES OF THE FUND; The Fund and the Trust
Item 13.     Investment Objectives
               and Policies....................  Investment Policies and Restrictions;
                                                 Additional Investment Considerations
Item 14.     Management of the
               Fund............................  Trustees and Officers
Item 15.     Control Persons and
               Principal Holders of
               Securities......................  Contained in Prospectus under caption: DESCRIPTION OF
                                                 SHARES OF THE FUND; Trustees and Officers
Item 16.     Investment Advisory and
               Other Services..................  Contained in Prospectus under captions: INVESTMENT
                                                 ADVISORY SERVICES; DISTRIBUTION AND SERVICE PLANS;
                                                 Custodian and Independent Auditors; Legal Counsel;
                                                 Investment Advisory and Other Services; Trustees and
                                                 Officers; The Distributor; Distribution and Service
                                                 Plans; Notes to Financial Statements
Item 17.     Brokerage Allocation..............  Portfolio Transactions and Brokerage Allocation
Item 18.     Capital Stock and
               Other Securities................  Contained in Prospectus under caption: DESCRIPTION OF
                                                 SHARES OF THE FUND; The Fund and the Trust
Item 19.     Purchase, Redemption
               and Pricing of
               Securities Being
               Offered.........................  Contained in Prospectus under captions: ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; REDEMPTION OF SHARES
Item 20.     Tax Status........................  Contained in Prospectus under caption: TAX STATUS; Tax
                                                 Status of the Fund
Item 21.     Underwriters......................  The Distributor; Notes to Financial Statements
Item 22.     Calculations of
               Performance Data................  Contained in Prospectus under caption: FUND
                                                 PERFORMANCE; FINANCIAL HIGHLIGHTS; Performance
                                                 Information
Item 23.     Financial Statements..............  Contained in Prospectus under caption: FINANCIAL
                                                 HIGHLIGHTS; Report of Independent Accountants;
                                                 Financial Statements; Notes to Financial Statements;
                                                 Trustees and Officers
PART C

       Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                       (x)

           VAN KAMPEN AMERICAN CAPITAL NEW YORK TAX FREE INCOME FUND

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)

                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
PART A
Item  1.     Cover Page........................  Cover Page
Item  2.     Synopsis..........................  PROSPECTUS SUMMARY; SHAREHOLDER TRANSACTION EXPENSES;
                                                 ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
Item  3.     Condensed Financial
               Information.....................  SHAREHOLDER TRANSACTION EXPENSES; ANNUAL FUND
                                                 OPERATING EXPENSES AND EXAMPLE; FINANCIAL HIGHLIGHTS;
                                                 FUND PERFORMANCE; SHAREHOLDER SERVICES; ADDITIONAL
                                                 INFORMATION
Item  4.     General Description of
               Registrant......................  PROSPECTUS SUMMARY; THE FUND;
                                                 INVESTMENT OBJECTIVES AND POLICIES;
                                                 MUNICIPAL SECURITIES; INVESTMENT
                                                 PRACTICES; SPECIAL CONSIDERATIONS REGARDING THE FUND;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item  5.     Management of the
               Funds...........................  ANNUAL FUND OPERATING EXPENSES
                                                 AND EXAMPLE; INVESTMENT PRACTICES; INVESTMENT ADVISORY
                                                 SERVICES; ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF
                                                 SHARES; SHAREHOLDER SERVICES; ADDITIONAL INFORMATION
Item  6.     Capital Stock and Other
               Securities......................  DISTRIBUTIONS FROM THE FUND; REDEMPTION OF SHARES; THE
                                                 DISTRIBUTION AND SERVICE PLANS; TAX STATUS;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item  7.     Purchase of Securities
               Being Offered...................  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; DISTRIBUTION AND
                                                 SERVICE PLANS; FUND PERFORMANCE; SHAREHOLDER SERVICES;
                                                 ADDITIONAL INFORMATION
Item  8.     Redemption or
               Repurchase......................  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 REDEMPTION OF SHARES; SHAREHOLDER SERVICES
Item  9.     Pending Legal
               Proceedings.....................  Not Applicable
PART B
Item 10.     Cover Page........................  Cover Page

                                      (xi)

                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
Item 11.     Table of Contents.................  Table of Contents
Item 12.     General Information
               and History.....................  Contained in Prospectus under the caption: DESCRIPTION
                                                 OF SHARES OF THE FUND; The Fund and the Trust
Item 13.     Investment Objectives
               and Policies....................  Investment Policies and Restrictions;
                                                 Additional Investment Considerations
Item 14.     Management of the
               Funds...........................  Trustees and Officers
Item 15.     Control Persons and
               Principal Holders of
               Securities......................  Contained in Prospectus under caption: DESCRIPTION OF
                                                 SHARES OF THE FUND; Trustees and Officers
Item 16.     Investment Advisory and
               Other Services..................  Contained in Prospectus under captions: ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; INVESTMENT
                                                 ADVISORY SERVICES; DISTRIBUTION AND SERVICE PLANS;
                                                 Custodian and Independent Auditors; Legal Counsel;
                                                 Investment Advisory and Other Services; Trustees and
                                                 Officers; The Distributor; Distribution and Service
                                                 Plans; Notes to Financial Statements
Item 17.     Brokerage Allocation..............  Portfolio Transactions and Brokerage Allocation
Item 18.     Capital Stock and
               Other Securities................  Contained in Prospectus under caption: DESCRIPTION OF
                                                 SHARES OF THE FUND; The Fund and the Trust
Item 19.     Purchase, Redemption
               and Pricing of
               Securities Being
               Offered.........................  Contained in Prospectus under captions: ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; REDEMPTION OF SHARES
Item 20.     Tax Status........................  Contained in Prospectus under caption: TAX STATUS; Tax
                                                 Status of the Fund
Item 21.     Underwriters......................  The Distributor; Notes to Financial Statements
Item 22.     Calculations of
               Performance Data................  Contained in Prospectus under caption: FUND
                                                 PERFORMANCE; FINANCIAL HIGHLIGHTS; Performance
                                                 Information
Item 23.     Financial Statements..............  Contained in Prospectus under caption: FINANCIAL
                                                 HIGHLIGHTS; Report of Independent Accountants;
                                                 Financial Statements; Notes to Financial Statements;
                                                 Trustees and Officers
PART C

       Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                      (xii)

------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL
                           TAX FREE HIGH INCOME FUND
------------------------------------------------------------------------------


    Van Kampen American Capital Tax Free High Income Fund (the "Fund") is a separate diversified mutual fund organized as a series of Van Kampen American Capital Tax Free Trust. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income taxes primarily through investment in a diversified portfolio of medium and lower grade municipal securities. The Fund may invest in medium and lower grade municipal securities rated between BBB and B- (inclusive) by Standard and Poor's Ratings Group, Baa and B3 (inclusive) by Moody's Investors Service, Inc., comparably rated short-term municipal obligations and municipal securities determined by the Fund's investment adviser to be of comparable quality. Municipal securities in which the Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. See "Municipal Securities." There is no assurance that the Fund will achieve its investment objective.


    Investment in medium and lower grade municipal securities involves special risks as compared with investment in higher grade municipal securities, including potentially greater sensitivity to a general economic downturn, greater market price volatility and less liquid secondary market trading. See "Municipal Securities -- Special Considerations and Risk Factors Regarding Medium and Lower Grade Municipal Securities." Investment in the Fund may not be appropriate for all investors.


    The Fund's investment adviser is Van Kampen American Capital Investment Advisory Corp. (the "Adviser"). This Prospectus sets forth certain information about the Fund that a prospective investor should know before investing. Please read and retain this Prospectus for future reference. The address of the Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and its telephone number is (800) 421-5666.

                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------


    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



    A Statement of Additional Information, dated April 30, 1998, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge, by calling (800) 421-5666 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related Fund materials at the SEC's internet web site
(http://www.sec.gov).          ------------------

                         VAN KAMPEN AMERICAN CAPITAL SM

                               ------------------


                    THIS PROSPECTUS IS DATED APRIL 30, 1998.

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                                PAGE
                                                                ----
Prospectus Summary..........................................      3
Shareholder Transaction Expenses............................      7
Annual Fund Operating Expenses and Example..................      8
Financial Highlights........................................     10
The Fund....................................................     12
Investment Objective and Policies...........................     12
Municipal Securities........................................     16
Investment Practices........................................     20
Investment Advisory Services................................     23
Alternative Sales Arrangements..............................     24
Purchase of Shares..........................................     26
Shareholder Services........................................     36
Redemption of Shares........................................     41
Distribution and Service Plans..............................     44
Distributions from the Fund.................................     46
Tax Status..................................................     47
Fund Performance............................................     52
Description of Shares of the Fund...........................     53
Additional Information......................................     54
Appendix A: Description of Municipal Securities Ratings.....     55


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------

THE FUND. Van Kampen American Capital Tax Free High Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), an open-end management investment company organized as a Delaware business trust. See "The Fund."

MINIMUM PURCHASE. $500 minimum initial investment for each class of shares and $25 minimum subsequent investment for each class of shares (or less as described under "Purchase of Shares").


INVESTMENT OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income taxes primarily through investment in a diversified portfolio of medium and lower grade municipal securities. There is no assurance that the Fund will achieve its investment objective.



INVESTMENT POLICIES. Municipal securities in which the Fund may invest include fixed and variable rate securities, municipal notes, municipal leases, tax exempt commercial paper, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined herein) in which the Fund may engage. The Fund may invest up to 15% of its total assets in derivative variable rate securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest or range or capped floaters, whose rates are subject to periodic or lifetime caps. The Fund may invest in medium and lower grade municipal securities rated, at the time of investment, between BBB and B- (inclusive) by Standard and Poor's Ratings Group ("S&P"), Baa and B3 (inclusive) by Moody's Investors Service, Inc. ("Moody's"), comparably rated short-term municipal obligations and municipal securities determined by Van Kampen American Capital Investment Advisory Corp. (the "Adviser"), the Fund's investment adviser, to be of comparable quality.


  Medium grade municipal securities are those rated BBB by S&P or Baa by Moody's, comparably rated short-term municipal obligations and municipal securities determined by the Adviser to be of comparable quality. Municipal securities rated BBB by S&P generally are regarded by S&P as having an adequate capacity to pay interest and repay principal; adverse economic conditions or changing circumstances are, however, more likely in S&P's view to lead to a weakened capacity to pay interest and repay principal as compared with higher rated municipal securities. Municipal securities rated Baa by Moody's generally are considered by Moody's as medium grade obligations, i.e., they are neither highly protected nor poorly secured. In Moody's view, interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In Moody's view, such securities lack outstanding investment characteristics and have speculative characteristics as well.

  The Fund may invest in lower grade municipal securities rated, at the time of investment, either not lower than B- by S&P or not lower than B3 by Moody's, in comparably rated short-term municipal obligations and in municipal securities determined by the Adviser to be of comparable quality. Municipal securities rated B by S&P generally are regarded by S&P, on balance, as predominantly speculative with respect to capacity to pay interest or repay principal in accordance with the terms of the obligation. While such securities will likely have some quality and protective characteristics, in S&P's view these are outweighed by large uncertainties or major risk exposure to adverse conditions. Securities rated B by Moody's are viewed by Moody's as generally lacking characteristics of the desirable investment. In Moody's view, assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


  The Fund will not make initial investments in municipal securities rated, at the time of investment, below B- by S&P and below B3 by Moody's, in comparably rated short-term municipal obligations or in municipal securities determined by the Adviser to be of comparable quality. The Fund may retain municipal securities which are downgraded after investment. There is no minimum rating with respect to municipal securities which may be retained in the Fund's portfolio, and the Fund may thus hold securities that are in default, or with respect to which payment of interest or repayment of principal is in arrears. A complete description of the various S&P and Moody's rating categories is included as Appendix A to this Prospectus.


  Investment in medium and lower grade municipal securities involves special risks as compared with investment in higher grade municipal securities, including potentially greater sensitivity to a general economic downturn, greater market price volatility and less liquid secondary market trading. The Fund may not be an appropriate investment for all investors. The net asset value per share of the Fund can be expected to increase or decrease depending on real or perceived changes in the credit risks associated with its portfolio investments, changes in interest rates and other factors affecting the municipal credit markets. See "Investment Objective and Policies," "Municipal Securities" and "Appendix A."

INVESTMENT PRACTICES. In certain circumstances the Fund may enter into when-issued or delayed delivery transactions and various strategic transactions, which practices entail certain risks. See "Investment Practices."

INVESTMENT RESULTS. The investment results of the Fund are shown in the table of "Financial Highlights."

ALTERNATIVE SALES ARRANGEMENTS. The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and services fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund. To assist investors in making this determination, the table under the caption "Annual Fund Operating Expenses and Example" sets forth examples of the charges applicable to each class of shares.


  The Fund currently offers three classes of its shares which may be purchased at a price equal to their net asset value per share plus sales charges which, at the election of the investor, may be imposed either (i) at the time of purchase ("Class A Shares") or (ii) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million, Class B Shares and Class C Shares sometimes are referred to herein collectively as "CDSC Shares." See "Alternative Sales Arrangements."



  Class A Shares. Class A Shares are subject to an initial sales charge equal to 4.75% of the public offering price (4.99% of the net amount invested), reduced on investments of $100,000 or more. Class A Shares are subject to ongoing distribution and services fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets attributable to the Class A Shares. Certain purchases of Class A Shares qualify for reduced or no initial sales charges and may be subject to a contingent deferred sales charge ("CDSC").


  Class B Shares. Class B Shares do not incur a sales charge when they are purchased, but are subject to a sales charge if redeemed within six years of purchase. Class B Shares are subject to a CDSC equal to 4.00% of the lesser of the then current net asset value or the original purchase price on Class B Shares redeemed during the first year after purchase, which charge is reduced each year thereafter. Class B Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's average daily net assets attributable to the Class B Shares. Class B Shares automatically convert to Class A Shares eight years after the end of the calendar month in which the investor's order to purchase was accepted, in the circumstances and subject to the qualifications described in this Prospectus.

  Class C Shares. Class C Shares do not incur a sales charge when they are purchased, but are subject to a sales charge if redeemed within the first year after purchase. Class C Shares are subject to a CDSC equal to 1.00% of the lesser of the then current net asset value or the original purchase price on Class C Shares redeemed within the first year after purchase. Class C Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class C Shares.

REDEMPTION. Class A Shares may be redeemed at net asset value, without charge, subject to conditions set forth herein. CDSC Shares may be redeemed at net asset value less a deferred sales charge which will vary among each class of CDSC Shares and with the length of time a redeeming shareholder has owned such shares. CDSC Shares redeemed after the expiration of the CDSC period applicable to the respective class of CDSC Shares will not be subject to a deferred sales charge. See "Redemption of Shares."

INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser.

DISTRIBUTOR. Van Kampen American Capital Distributors, Inc. (the "Distributor") distributes the Fund's shares.

DISTRIBUTIONS FROM THE FUND. Distributions from net investment income are declared daily and paid monthly; net realized capital gains, if any, are distributed annually. Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount except that the different distribution and service fees and administrative expenses relating to each class of shares will be borne exclusively by the respective class of shares. See "Distributions from the Fund."

  The foregoing is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

                                   CLASS A        CLASS B        CLASS C
                                   SHARES          SHARES         SHARES
                                   -------        -------        -------
Maximum sales charge imposed on
  purchases (as percentage of the
  offering price)................   4.75%(1)        None           None
Maximum sales charge imposed on
  reinvested dividends (as a
  percentage of the offering
  price).........................    None         None(3)        None(3)
Deferred sales charge (as a
  percentage of the lesser of the
  original purchase price or
  redemption proceeds)...........    None(2)        Year           Year
                                                  1--4.00%       1--1.00%
                                                    Year       After--None
                                                  2--3.75%
                                                    Year
                                                  3--3.50%
                                                    Year
                                                  4--2.50%
                                                    Year
                                                  5--1.50%
                                                    Year
                                                  6--1.00%
                                                After--None
Redemption fees (as a percentage
  of amount redeemed)............    None           None           None
Exchange fees....................    None           None           None

------------------------------------------------------------------------------
(1) Reduced on investments of $100,000 or more. See "Purchase of Shares -- Class A Shares."

(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class A Share Purchases of $1 Million or More."


(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred by the Distributor on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
------------------------------------------------------------------------------


                                              CLASS A   CLASS B    CLASS C
                                              SHARES     SHARES     SHARES
                                              -------   -------    -------
Management Fees (as a percentage of average
  daily net assets).........................   0.48%      0.48%      0.48%
12b-1 Fees(1) (as a percentage of average
  daily net assets).........................   0.23%      1.00%(2)   1.00%(2)
Other Expenses (as a percentage of average
  daily net assets).........................   0.23%      0.23%      0.23%
Total Expenses (as a percentage of average
  daily net assets).........................   0.94%      1.71%      1.71%


------------------------------------------------------------------------------

(1) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25%, if any, represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker-dealers as sales compensation.


(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted as a fund-level expense by the rules of the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE:


                                               ONE    THREE   FIVE     TEN
                                               YEAR   YEARS   YEARS   YEARS
                                               ----   -----   -----   -----
You would pay the following expenses on a
  $1,000 investment, assuming (i) an
  operating expense ratio of 0.94% for Class
  A Shares, 1.71% for Class B Shares, and
  1.71% for Class C Shares, (ii) 5.00% annual
  return and (iii) redemption at the end of
  each time period:
  Class A Shares.............................  $57     $76    $ 97    $157
  Class B Shares.............................  $57     $89    $108    $182*
  Class C Shares.............................  $27     $54    $ 93    $202
You would pay the following expenses on the
  same $1,000 investment assuming no
  redemption at the end of each period:
  Class A Shares.............................  $57     $76    $ 97    $157
  Class B Shares.............................  $17     $54    $ 93    $182*
  Class C Shares.............................  $17     $54    $ 93    $202


------------------------------------------------------------------------------

* Based on conversion to Class A Shares after eight years.


  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years and is included to provide a means for the investor to compare expenses levels of funds with different fee structures over varying investment periods. To facilitate such comparisons, all Funds are required by the SEC to utilize a 5.00% annual return assumption. The ten year amount with respect to Class B Shares of the Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. Class B Shares acquired through the exchange privilege are subject to the CDSC schedule relating to the Class B Shares of the fund from which the purchase of Class B Shares was originally made. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

The following schedule presents financial highlights for one Class A Share, one Class B Share and one Class C Share of the Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their report thereon appears in the Fund's related Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the related Statement of Additional Information.

                                                                        CLASS A SHARES
                                     -------------------------------------------------------------------------------------
                                       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                     DECEMBER   DECEMBER   DECEMBER   DECEMBER   DECEMBER   DECEMBER   DECEMBER   DECEMBER
                                     31, 1997   31, 1996   31, 1995   31, 1994   31, 1993   31, 1992   31, 1991   31, 1990
                                     --------   --------   --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of the
 Period............................  $14.474    $14.984    $13.848    $15.629    $14.529    $15.687    $15.632    $16.378
                                     -------    -------    -------    -------    -------    -------    -------    -------
 Net Investment Income.............     .895       .963      1.024       .956      1.052      1.064      1.173      1.269
 Net Realized and Unrealized
   Gain/Loss.......................     .376      (.513)     1.072     (1.717)     1.158     (1.047)      .097      (.755)
                                     -------    -------    -------    -------    -------    -------    -------    -------
Total from Investment Operations...    1.271       .450      2.096      (.761)     2.210       .017       1.27       .514
Less Distributions from and in
 Excess of Net Investment Income...     .900       .960      0.960      1.020      1.110      1.175      1.215      1.260
                                     -------    -------    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the
 Period............................  $14.845    $14.474    $14.984    $13.848    $15.629    $14.529    $15.687    $15.632
                                     =======    =======    =======    =======    =======    =======    =======    =======
Total Return(a)....................    9.05%      3.21%     15.52%     (4.93%)    15.82%      0.08%      8.51%      3.23%
Net Assets at End of Period (in
 millions).........................  $ 706.3    $ 671.9    $ 665.8    $ 603.0    $ 636.2    $ 566.1    $ 626.7    $ 630.3
Ratio of Expenses to Average Net
 Assets(b).........................     .94%       .99%      0.95%       .87%      1.03%      1.08%      1.09%      1.04%
Ratio of Net Investment Income to
 Average Net Assets(b).............    6.09%      6.60%      7.05%      6.48%      6.95%      7.07%      7.54%      7.95%
Portfolio Turnover.................      63%        59%        59%       101%        91%        44%        65%        97%

                                       CLASS A SHARES
                                     -------------------
                                       YEAR       YEAR
                                      ENDED      ENDED
                                     DECEMBER   DECEMBER
                                     31, 1989   31, 1988
                                     --------   --------
Net Asset Value, Beginning of the
 Period............................  $16.183    $15.874
                                     -------    -------
 Net Investment Income.............    1.306      1.311
 Net Realized and Unrealized
   Gain/Loss.......................     .205       .319
                                     -------    -------
Total from Investment Operations...    1.511      1.630
Less Distributions from and in
 Excess of Net Investment Income...    1.316      1.321
                                     -------    -------
Net Asset Value, End of the
 Period............................  $16.378    $16.183
                                     =======    =======
Total Return(a)....................    9.71%     10.66%
Net Assets at End of Period (in
 millions).........................  $ 623.0    $ 453.6
Ratio of Expenses to Average Net
 Assets(b).........................     .90%       .84%
Ratio of Net Investment Income to
 Average Net Assets(b).............    8.02%      8.16%
Portfolio Turnover.................      66%        79%


                                                   (Continued on following page)
---------------
(a)Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.


(b)For the years ended December 31, 1995 through December 31, 1996, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to the Adviser's reimbursement of expenses was less than 0.01%.


                   See Financial Statements and Notes Thereto

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CONTINUED (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

                                                            CLASS B SHARES                                  CLASS C SHARES
                                     ------------------------------------------------------------   ------------------------------
                                                                                   MAY 1, 1993
                                                                                  (COMMENCEMENT
                                       YEAR       YEAR       YEAR       YEAR     OF DISTRIBUTION)     YEAR       YEAR       YEAR
                                      ENDED      ENDED      ENDED      ENDED            TO           ENDED      ENDED      ENDED
                                     DECEMBER   DECEMBER   DECEMBER   DECEMBER       DECEMBER       DECEMBER   DECEMBER   DECEMBER
                                     31, 1997   31, 1996   31, 1995   31, 1994       31, 1993       31, 1997   31, 1996   31, 1995
                                     --------   --------   --------   --------   ----------------   --------   --------   --------
Net Asset Value, Beginning of
 Period............................  $14.474    $14.983    $13.850    $15.621        $14.670        $14.474    $14.987    $13.846
                                     -------    -------    -------    -------        -------        -------    -------    -------
 Net Investment Income.............     .774       .843      0.908       .841           .656           .778       .851      0.910
 Net Realized and Unrealized
   Gain/Loss.......................     .384      (.506)     1.071     (1.718)          .945           .378      (.518)     1.077
                                     -------    -------    -------    -------        -------        -------    -------    -------
Total from Investment Operations...    1.158       .337      1.979      (.877)         1.601          1.156       .333      1.987
Less Distributions from and in
 Excess of Net Investment Income...     .788       .846      0.846       .894           .650           .788       .846      0.846
                                     -------    -------    -------    -------        -------        -------    -------    -------
Net Asset Value, End of the
 Period............................  $14.844    $14.474    $14.983    $13.850        $15.621        $14.842    $14.474    $14.987
                                     =======    =======    =======    =======        =======        =======    =======    =======
Total Return(a)....................    8.23%      2.40%     14.62%     (5.69%)        11.12%*         8.23%      2.33%     14.70%
Net Assets at End of Period (in
 millions).........................  $ 229.6    $ 173.8    $ 137.9    $ 112.4        $  56.6        $  38.6    $  18.8    $   9.5
Ratio of Expenses to Average Net
 Assets(b).........................    1.71%      1.75%      1.70%      1.64%          1.74%          1.71%      1.75%      1.69%
Ratio of Net Investment Income to
 Average Net Assets(b).............    5.30%      5.84%      6.25%      5.70%          5.95%          5.24%      5.84%      6.19%
Portfolio Turnover.................      63%        59%        59%       101%            91%            63%        59%        59%

                                           CLASS C SHARES
                                     ---------------------------
                                                AUGUST 13, 1993
                                                 (COMMENCEMENT
                                       YEAR     OF DISTRIBUTION)
                                      ENDED            TO
                                     DECEMBER       DECEMBER
                                     31, 1994       31, 1993
                                     --------   ----------------
Net Asset Value, Beginning of
 Period............................  $15.610        $15.030
                                     -------        -------
 Net Investment Income.............     .824           .369
 Net Realized and Unrealized
   Gain/Loss.......................   (1.694)          .580
                                     -------        -------
Total from Investment Operations...    (.870)          .949
Less Distributions from and in
 Excess of Net Investment Income...     .894           .369
                                     -------        -------
Net Asset Value, End of the
 Period............................  $13.846        $15.610
                                     =======        =======
Total Return(a)....................   (5.62%)         6.37%*
Net Assets at End of Period (in
 millions).........................  $   7.6        $   5.2
Ratio of Expenses to Average Net
 Assets(b).........................    1.64%          1.82%
Ratio of Net Investment Income to
 Average Net Assets(b).............    5.71%          5.21%
Portfolio Turnover.................     101%            91%


---------------

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.


(b) For the years ended December 31, 1995 through December 31, 1996, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to the Adviser's reimbursement of expenses was less than 0.01%.


* Non-Annualized.

                   See Financial Statements and Notes Thereto

------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------


  Van Kampen American Capital Tax Free High Income Fund ("Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), which is an open-end management investment company, commonly known as a "mutual fund." Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.



  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Fund. The Adviser or its affiliates also act as investment advisers to other mutual funds distributed by Van Kampen American Capital Distributors, Inc. (the "Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.


------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------


  The investment objective of the Fund is to provide investors with a high level of current income exempt from federal income taxes primarily through investment in a diversified portfolio of medium and lower grade municipal securities. The Fund may invest in medium and lower grade municipal securities rated, at the time of investment, between BBB and B- (inclusive) by Standard and Poor's Ratings Group ("S&P"), Baa and B3 (inclusive) by Moody's Investors Service, Inc. ("Moody's"), comparably rated short-term municipal obligations and municipal securities determined by the Adviser to be of comparable quality. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Fund. An investment in the Fund is intended to be a long-term investment and should not be used as a trading vehicle.



  The Fund generally invests its assets in municipal securities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal income tax. See "Municipal Securities." In normal circumstances, up to 100%, but not less than 80%, of the Fund's net assets will be invested in such municipal securities. The foregoing is a fundamental policy and cannot be changed without shareholder approval. Any "private activity" obligations in which the Fund may invest will not be treated as municipal securities for purposes of the 80% test. The Fund also may invest up to 10% of its assets in tax-exempt money market funds that invest in securities rated comparable to those in which the Fund may invest. Such instruments will be treated as municipal securities for purposes of the 80% test.

  Medium grade municipal securities are those rated BBB by S&P or Baa by Moody's, comparably rated short-term municipal obligations and municipal securities determined by the Adviser to be of comparable quality. Municipal securities rated BBB by S&P generally are regarded by S&P as having an adequate capacity to pay interest and repay principal; adverse economic conditions or changing circumstances are, however, more likely in S&P's view to lead to a weakened capacity to pay interest and repay principal as compared with higher rated municipal securities. Municipal securities rated Baa by Moody's generally are considered by Moody's as medium grade obligations, i.e., they are neither highly protected nor poorly secured. In Moody's view, interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In Moody's view, such securities lack outstanding investment characteristics and have speculative characteristics as well.

  The Fund may invest in lower grade municipal securities rated, at the time of investment, either not lower than B- by S&P or not lower than B3 by Moody's, in comparably rated short-term municipal obligations and in municipal securities determined by the Adviser to be of comparable quality. Municipal securities rated B by S&P generally are regarded by S&P, on balance, as predominantly speculative with respect to capacity to pay interest or repay principal in accordance with the terms of the obligation. While such securities will likely have some quality and protective characteristics, in S&P's view these are outweighed by large uncertainties or major risk exposure to adverse conditions. Securities rated B by Moody's are viewed by Moody's as generally lacking characteristics of the desirable investment. In Moody's view, assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


  The Fund will not make initial investments in municipal securities rated, at the time of investment, below B- by S&P and below B3 by Moody's, in comparably rated short-term municipal obligations or in municipal securities determined by the Adviser to be of comparable quality. The Fund may retain municipal securities which are downgraded after investment. There is no minimum rating with respect to municipal securities which may be retained in the Fund's portfolio, and the Fund may thus hold securities that are in default or with respect to which payment of interest or repayment of principal is in arrears. A complete description of the various S&P and Moody's rating categories is included as Appendix A to this Prospectus.


  Investment in medium and lower grade securities involves special risks as compared with investment in higher grade securities, including potentially greater sensitivity to a general economic downturn, greater market price volatility and less liquid secondary market trading. See "Municipal Securities--Special Considerations and Risk Factors Regarding Medium and Lower Grade Municipal Securities." There can be no assurance that the Fund will achieve its investment objective, and the Fund may not be an appropriate investment for all investors. Furthermore, interest on certain "private activity" obligations in which the Fund may invest is treated as a preference item for the purpose of calculating the alternative minimum tax and, accordingly, a portion of the income produced by the Fund may be taxable under the alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. See "Tax Status."

  At times the Adviser may judge that conditions in the markets for medium and lower grade municipal securities make pursuing the Fund's basic investment strategy of investing primarily in such municipal securities inconsistent with the best interests of shareholders. At such times, the Fund may invest all or a portion of its assets in higher grade municipal securities and in municipal securities determined by the Adviser to be of comparable quality. Although such higher grade municipal securities generally entail less credit risk, such higher grade municipal securities may have a lower yield than medium and lower grade municipal securities and investment in such higher grade municipal securities may result in a lower yield to Fund shareholders. The Adviser may also judge that conditions in the markets for long- and intermediate-term municipal securities in general make pursuing the Fund's basic investment strategy inconsistent with the best interests of the Fund's shareholders. At such times, the Fund may pursue strategies primarily designed to reduce fluctuations in the value of the Fund's assets, including investing the Fund's assets in high-quality, short-term municipal securities and in high-quality, short-term taxable securities. See "Tax Status."


  The table below sets forth the percentages of the Fund's assets invested during the fiscal year ended December 31, 1997 in the various Moody's and S&P rating categories and in unrated securities determined by the Adviser to be of comparable quality. The percentages are based on the dollar-weighted average of credit ratings of all municipal securities held by the Fund during the 1997 fiscal year, computed on a monthly basis.



                                                        YEAR ENDED
                                                     DECEMBER 31, 1997
                                        -------------------------------------------
                                                              UNRATED SECURITIES OF
                                         RATED SECURITIES      COMPARABLE QUALITY
                RATING                  AS A PERCENTAGE OF     AS A PERCENTAGE OF
               CATEGORY                   PORTFOLIO VALUE        PORTFOLIO VALUE
               --------                 ------------------    ---------------------
AAA/Aaa...............................         25.51%                  1.43%
AA/Aa.................................          4.78                   0.00
A/A...................................          3.85                   0.34
BBB/Baa...............................         21.97                   4.81
BB/Ba.................................          2.98                  21.54
B/B...................................          0.36                   9.15
CCC/Caa...............................          0.00                   0.69
CC/Ca.................................          0.00                   0.00
C/C...................................          0.00                   1.22
D.....................................          0.00                   1.37
                                               -----                  -----
Percentage of Rated and Unrated
  Securities..........................         59.45%                 40.55%
                                               =====                  =====



  Securities rated D are in default, and payment of interest or repayment of principal is in arrears. Securities that are in default or with respect to which payment of interest or repayment of principal is in arrears present special risk considerations. The Fund may incur additional expenses to the extent that it is required to seek recovery of interest or principal, and the Fund may be unable to obtain full recovery thereof. See "Municipal Securities--Special Considerations and Risk Factors Regarding Medium and Lower Grade Municipal Securities."



  The percentage of the Fund's assets invested in securities of various grades may from time to time vary from those set forth above.



  Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem". The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. In addition, the Year 2000 Problem may adversely affect the issuers of securities in which the Fund may invest which, in turn, may adversely affect the net asset value of the Fund.

------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Municipal securities in which the Fund may invest are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, certain interstate agencies and certain territories of the United States, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal income tax.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities, there are a variety of categories of municipal securities, including fixed and variable rate securities, municipal bonds, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Fund may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest and include securities whose rates vary inversely with changes in market rates of interest. The Fund will not invest more than 15% of its total assets in derivative municipal securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest, or range floaters or capped floaters whose rates are subject to periodic or lifetime caps. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Some municipal securities may not be backed by the faith, credit and taxing power of the issuer. Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets. While markets for such recent innovations progress through stages of development, such markets may be less developed than more fully developed markets for municipal securities. A more detailed description of the types of municipal securities in which the Fund may invest is included in the Statement of Additional Information.

  The net asset value of each of the Funds will change with changes in the value of their respective portfolio securities. Because the Funds will invest primarily in fixed income municipal securities, the net asset value of each of the Funds can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. Volatility may be greater during periods of general economic uncertainty.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the Fund to pay tax-exempt interest dividends might be adversely affected.

  SPECIAL CONSIDERATIONS AND RISK FACTORS REGARDING MEDIUM AND LOWER GRADE MUNICIPAL SECURITIES. The Fund invests in medium and lower grade municipal securities. Municipal securities which are in the medium and lower grade categories generally offer a higher current yield than is offered by higher grade municipal securities, but they also generally involve greater price volatility and greater credit and market risk. Credit risk relates to the issuer's ability to make timely payment of interest and principal when due. Market risk relates to the changes in market value that occur as a result of variation in the level of prevailing interest rates and yield relationships in the municipal securities market. Debt securities rated BB or below by S&P and Ba or below by Moody's are commonly referred to as "junk bonds." Although the Fund primarily will invest in medium and lower grade municipal securities, the Fund may invest in higher grade municipal securities for temporary defensive purposes. Such investments may result in lower current income than if the Fund were fully invested in medium and lower grade securities.

  The value of the Fund's portfolio securities can be expected to fluctuate over time. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. However, the secondary market prices of medium and lower grade municipal securities are less sensitive to changes in interest rates and are more sensitive to adverse economic changes or individual issuer developments than are the secondary market prices of higher grade debt securities. A significant increase in interest rates or a general economic downturn could severely disrupt the market for medium and lower grade municipal securities and adversely affect the market value of such securities. Such events also could lead to a higher incidence of defaults by issuers of medium and lower grade municipal securities as compared with historical default rates. In addition, changes in interest rates and periods of economic uncertainty can be expected to result in increased volatility in the market price of the municipal securities in the Fund's portfolio and thus in the net asset value of the Fund. Also, adverse publicity and investor perceptions, whether or not based on rational analysis, may affect the value and liquidity of medium and lower grade municipal securities. The secondary market value of municipal securities structured as zero coupon securities and payment-in-kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Investment in such securities also involves certain tax considerations. See "Tax Status."

  Increases in interest rates and changes in the economy may adversely affect the ability of issuers of medium and lower grade municipal securities to pay interest and to repay principal, to meet projected financial goals and to obtain additional financing. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof.

  To the extent that there is no established retail market for some of the medium or lower grade municipal securities in which the Fund may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Fund, subject to the supervision of the Board of Trustees of the Trust. During periods of reduced market liquidity and in the absence of readily available market quotations for medium and lower grade municipal securities held in the Fund's portfolio, the ability of the Adviser to value the Fund's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

  The Adviser seeks to minimize the risks involved in investing in medium and lower grade municipal securities through portfolio diversification, careful invest-ment analysis, and attention to current developments and trends in the economy and financial and credit markets. The Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In its analysis, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Adviser may consider the credit ratings of Moody's and S&P in evaluating municipal securities, although it does not rely primarily on these ratings. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser continuously monitors the issuers of municipal securities held in the Fund's portfolio.

  Municipal securities generally are not listed for trading on any national securities exchange, and many issuers of medium and lower grade municipal securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. The amount of information available about the financial condition of an issuer of unlisted or unrated securities generally is not as extensive as that which is available with respect to issuers of listed or rated securities. Because of the nature of medium and lower rated municipal securities, achievement by the Fund of its investment objective may be more dependent on the credit analysis of the Adviser than is the case for an investment company which invests primarily in exchange listed, higher grade securities.


  SPECIAL CONSIDERATIONS REGARDING CERTAIN MUNICIPAL SECURITIES. The Fund may invest in zero coupon and payment-in-kind municipal securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The Internal Revenue Code of 1986, as amended (the "Code"), requires that regulated investment companies distribute at least 90% of their net investment income each year, including tax-exempt and non-cash income. Accordingly, although the Fund will receive no coupon payments on zero coupon securities prior to their maturity, the Fund is required, in order to maintain its desired tax treatment, to include in its distributions to shareholders in each year any income attributable to zero coupon securities that is in excess of 10% of the Fund's net investment income in that year. The Fund may be required to borrow or to liquidate portfolio securities at a time that it otherwise would not have done so in order to make such distributions. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash. As of December 31, 1997, approximately 3.1% of the Fund's total net assets were invested in zero coupon securities and none of the Fund's total net assets were invested in payment-in-kind securities.



  The Fund may invest in derivative municipal income securities such as inverse floaters, range floaters and capped floaters. Investment in such securities involves special risks as compared to investment in conventional floating or variable rate municipal income securities. The extent of increases and decreases in the value of such securities and the corresponding changes to the per share net asset value of the Fund in response to changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate income security having similar credit quality, redemption provisions and maturity. The markets for such securities may be less developed than the markets for conventional floating or variable rate municipal income securities.


------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Fund also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risk. Strategic transactions generally will not be treated as investments in tax-exempt municipal securities for purposes of the Fund's investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will be distributed to its shareholders in taxable distributions. See "Tax Status."

  "WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS. The Fund may also purchase and sell municipal securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on municipal securities in connection with such transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher than yields on the municipal securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with its investment objective and policies and not for the purpose of investment leverage.

  OTHER PRACTICES. The Fund has no restrictions on the maturity of municipal bonds in which it may invest. The Fund will seek to invest in municipal bonds of such maturities that, in the judgment of the Fund and the Adviser, will provide a high level of current income consistent with liquidity requirements and market conditions.

  The Fund may borrow amounts up to 5% of its net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of its net assets to secure such borrowings.

  It is possible that the Fund will invest more than 25% of its assets in a particular segment of the municipal bond market, such as Hospital Revenue Bonds, Housing Agency Bonds, Airport Bonds or Industrial Development Bonds. In such circumstances, economic, business, political or other changes affecting one bond might also affect other bonds in the same segment, thereby potentially increasing market risk with respect to the bonds in such segment. Such changes could include, but are not limited to, proposed or suggested legislation involving the financing of projects within such segments, declining markets or needs for such projects and shortages or price increases of materials needed for such projects.

  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. In effecting purchases and sales of the Fund's portfolio securities, the Adviser and the Fund may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Fund, the Adviser, the Distributor or dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Fund may take into account whether the firm has sold or is selling shares of the Fund.

------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------


  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $60 billion under management or supervision. Van Kampen American Capital's more than 50 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital Distributors, Inc., (the "Distributor") the distributor of the Fund and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen American Capital. Van Kampen American Capital is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc. an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financial and investing; and global custody, securities clearance services and securities lending.



  ADVISORY AGREEMENT. The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust, of which the Fund is a separate series. Subject to their authority, the Adviser and the officers of the Fund supervise and implement the Fund's investment activities and are responsible for overall management of the Fund's business affairs. The Fund pays the Adviser a fee equal to a percentage of the average daily net assets of the Fund as follows:


               AVERAGE DAILY NET ASSETS                   % PER ANNUM
               ------------------------                   -----------
 First $500 million....................................  0.50 of 1.00%
 Over $500 million.....................................  0.45 of 1.00%

  Under its investment advisory agreement with the Adviser, the Fund has agreed to assume and pay the charges and expenses of the Fund's operation, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Adviser, the Distributor, ACCESS Investor Services, Inc. ("ACCESS"), Van Kampen American Capital or Morgan Stanley Dean Witter & Co.), the charges and expenses of independent accountants, legal counsel, transfer agent, or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares of the Fund under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee or to reimburse the Fund for all or a portion of its other expenses.



  PERSONAL INVESTMENT POLICIES. The Fund and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.


  PORTFOLIO MANAGEMENT. David C. Johnson, a Senior Vice-President of the Adviser has been primarily responsible for the day-to-day management of the Fund's portfolio since April 1989. Mr. Johnson has been employed by the Adviser since April 1989.

------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund.

  The Fund offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or
(b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."


  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor not to accept any order for Class B Shares in an amount of $500,000 or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares or Class C Shares. It is presently the policy of the Distributor not to accept any order for Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.


  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and, therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefits of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below).

  Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the Fund's Rule 12b-1 distribution plan which relate only to such class and
(iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution and service fee or subject to the conversion feature will have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution and service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Fund will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."

  The administrative expenses that may be allocated to a specific class of shares may consist of (i) ACCESS' expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(iii) Securities and Exchange Commission (the "SEC") registration fees incurred by a class of shares; (iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the Fund's qualification as a regulated investment company under the Code.

------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------


  The Fund offers three classes of shares for sale to the public on a continuous basis through the Distributor, as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares also are offered through members of the NASD acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). The Fund reserves the right to suspend or terminate the continuous public offering of its shares at any time and without prior notice.


  The Fund's shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or with the Distributor plus any applicable sales charge. Sales personnel of brokers, dealers and financial intermediaries distributing the Fund's shares may receive differing compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Fund generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.


  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Fund. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediary for certain services or activities which are primarily intended to result in sales of shares of the Fund. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. In some instances additional compensation or promotional incentives may be offered to brokers, dealers or financial intermediaries that have sold or may sell significant amounts of shares during specified periods of time. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Fund. Such fees paid for such services and activities with respect to the Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. These programs will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale.


CLASS A SHARES

  The public offering price of Class A Shares is equal to the net asset value per share plus an initial sales charge which is a variable percentage of the offering price depending upon the amount of the sale. The table below shows total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between the investor's broker, dealer or financial intermediary and the Distributor. As indicated previously, at the discretion of the Distributor, the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that brokers, dealers or financial intermediaries who receive more than 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the Securities Act of the 1933, as amended.

SALES CHARGE TABLE

                                                                             DEALER
                                                                           CONCESSION
                                                                           OR AGENCY
                                            TOTAL SALES CHARGE             COMMISSION
                                    ----------------------------------   --------------
       SIZE OF TRANSACTION           PERCENTAGE OF     PERCENTAGE OF     PERCENTAGE OF
        AT OFFERING PRICE           OFFERING PRICE    NET ASSET VALUE    OFFERING PRICE
---------------------------------------------------------------------------------------
Less than $100,000................       4.75%              4.99%             4.25%
$100,000 but less than $250,000...       3.75               3.90              3.25
$250,000 but less than $500,000...       2.75               2.83              2.25
$500,000 but less than
  $1,000,000......................       2.00               2.04              1.75
$1,000,000 or more*...............      *                 *                  *

------------------------------------------------------------------------------
* No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. See "Purchase of Shares -- Deferred Sales Charge Alternatives" for additional information with respect to CDSCs.

QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.


  Investors, or their brokers, dealers or financial intermediaries, must notify the Fund at the time of the purchase order whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.



  A person eligible for a reduced sales charge includes an individual, his or her spouse and minor children under 21 years of age and any corporation, partnership, or sole proprietorship which is 100% owned, either alone or in combination by any of the foregoing; a trustee or other fiduciary purchasing for a single trust or for a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.



  As used herein, "Participating Funds" refers to certain open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management, Inc. ("Asset Management") and distributed by the Distributor. Additional funds may be added from time to time as determined by the Fund's Board of Trustees.


  VOLUME DISCOUNTS. The size of investment shown in the preceding sales charge table applies to the total dollar amount being invested by any person at any one time in Class A Shares of the Fund, or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.

  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding sales charge table may also be determined by combining the amount being invested in Class A Shares of the Fund with other shares of the Fund and shares of Participating Funds, plus the current offering price of all shares of the Fund and other Participating Funds which have been previously purchased and are still owned.


  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding sales charge table. The size of investment shown in the preceding sales charge table includes the amount of intended purchases of Class A Shares of the Fund with other shares of the Fund and shares of the Participating Funds plus the value of all shares of the Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the sales charge applicable to the purchases made and the sales charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.


OTHER PURCHASE PROGRAMS

  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit investment trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Fund or the Distributor. The Fund reserves the right to modify or terminate these arrangements at any time.

  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the

Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer, financial intermediary or the Distributor.

  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.

  As further requirements for obtaining these special benefits, the Fund also requires that all dividends and other distributions by the Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Fund reserves the right to modify or terminate this program at any time.

  NAV PURCHASE OPTIONS. Class A Shares of the Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:

  (1) Current or retired trustees or directors of funds advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and such persons' families and their beneficial accounts.

  (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser; and such persons' families and their beneficial accounts.


  (3) Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees provided that such purchases are otherwise permitted by such institutions.

  (4) Registered investment advisers who charge a fee for their services, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. The Distributor may pay Participating Dealers through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period.



  (5) Trustees and other fiduciaries purchasing shares for retirement plans which invest in multiple fund families through broker-dealer retirement plan alliance programs that have entered into agreements with the Distributor and which are subject to certain minimum size and operational requirements. Trustees and other fiduciaries should refer to the Statement of Additional Information for further detail with respect to such programs.



  (6) Beneficial owners of shares of a Participating Funds held by a retirement plan or held in a tax-advantaged retirement account who purchase shares of the Fund with proceeds from distributions from such a plan or retirement account other than distributions taken to correct an excess contribution.



  (7) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.



  (8) Trusts created under pension, profit sharing or other employee benefit plans qualified under Section 401(a) of the Code, or custodial accounts held by a bank created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code and assets held by an employer or trustee in connection with an eligible deferred compensation plan under Section 457 of the Code. Such plans will qualify for purchases at net asset value provided, for plans initially establishing accounts with the Distributor in the Participating Funds after February 1, 1997, that (1) the initial amount invested in the Participating Funds is at least $500,000 or (2) such shares are purchased by an employer sponsored plan with more than 100 eligible employees. Such plans that have been established with a Participating Fund or have received proposals from the Distributor prior to February 1, 1997 based on net asset value purchase privileges previously in effect will be qualified to purchase shares of the Participating Funds at net asset value for accounts established on or before May 1, 1997. Section 403(b) and similar accounts for which Van Kampen American Capital Trust Company served as custodian will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees, except under certain uniform criteria established by the Distributor from time to time. A commission will be paid on the foregoing purchases as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million and 0.25% on the excess over $50 million.

  (9) Individuals who are members of a "qualified group". For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and other Participating Funds, (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economics of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a CDSC of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

The term "families" includes a person's spouse, children under 21 years of age and grandchildren, parents, and a person's spouse's parents.


  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with ACCESS, the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. Authorized brokers, dealers or financial intermediaries will be paid a service fee as described herein under "Distribution and Service Plans" or purchases made as described in
(3) through (9) above. The Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value to such groups at any time.


DEFERRED SALES CHARGE ALTERNATIVES

  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class B Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are sold without an initial sales charge so that the Fund may invest the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the CDSC Shares out of its own assets, and not out of the assets of the Fund, at a percentage rate of the dollar value of the CDSC Shares purchased from the Fund by such brokers, dealers and financial intermediaries, which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next million, plus 0.20% on the next $2 million and 0.08% on the excess over $5 million; (ii) 4.00% with respect to Class B Shares; and (iii) 1.00% with respect to Class C Shares. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the Fund will receive from such sale.

  CDSC Shares redeemed within a specified period of time generally will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the CDSC will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchase of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.

  Proceeds from the CDSC and the distribution fee applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents for selling such shares. The combination of the CDSC and the distribution fees facilitates the ability of the Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.

  In determining whether a CDSC is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of CDSC Shares held longest during the period of time that a CDSC is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value per share since the time of purchase.

  To provide an example, assume an investor purchased 100 Class B Shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.75% (the applicable rate in the second year after purchase).

  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows:
1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

  CLASS B SHARES. Class B Shares redeemed within six years of purchase generally will be subject to a CDSC at the rates set forth below, charged as a percentage of the dollar amount subject thereto:
------------------------------------------------------------------------------

                                                         CONTINGENT DEFERRED
                                                          SALES CHARGE AS A
                                                            PERCENTAGE OF
                                                            DOLLAR AMOUNT
                  YEAR SINCE PURCHASE                     SUBJECT TO CHARGE
----------------------------------------------------------------------------
     First..............................................        4.00%
     Second.............................................        3.75%
     Third..............................................        3.50%
     Fourth.............................................        2.50%
     Fifth..............................................        1.50%
     Sixth..............................................        1.00%
     Seventh and after..................................        0.00%

  The CDSC generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services -- Systematic Withdrawal Plan."

  CLASS C SHARES. Class C Shares redeemed within the first 12 months of purchase generally will be subject to a CDSC of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a CDSC.


  CONVERSION FEATURE. Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The conversion schedule applicable to a share acquired through the exchange privilege is determined by reference to the Participating Fund from which such share originally was purchased. The conversion of such shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution fee and transfer agency costs with respect to such shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that the conversion of such shares does not constitute a taxable event under federal income tax law. The conversion of Shares may be suspended if such an opinion is no longer available and such shares might continue to be subject to the higher aggregate fees applicable to such class of shares for an indefinite period.



  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of Class B Shares and Class C Shares: (i) following the death or disability (as defined in the Code) of a shareholder; (ii) in connection with required minimum distributions from an IRA or another retirement plan; (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account; (iv) in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of shares; and (v) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The CDSC also is waived on redemption of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 180 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE

  The net asset value per share of the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities, and dividing the result by the number of shares of the Fund outstanding. The net asset value is computed once daily as of 5:00 p.m. Eastern time, Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable.

  Fixed income securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Trustees of the Trust, of which the Fund is a separate series. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost when amortized cost is determined by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Other assets are valued at fair value as determined in good faith by or under the direction of the Trustees. The net asset value per share of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different classes of shares may differ.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  The Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Fund at any time.


  INVESTMENT ACCOUNT. ACCESS, transfer agent for the Fund and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which the investor's shares of the Fund are held by ACCESS. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder who has an account in any of the Participating Funds will receive quarterly statements from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.


  SHARE CERTIFICATES. Generally, the Fund will not issue share certificates. However, upon written or telephone request to the Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Fund. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.


  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the Fund. Such shares are acquired at net asset value per share (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Fund."


  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to debit a bank account on a regular basis to invest predetermined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.



  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Fund invested into shares of the same class of any Participating Fund, so long as the shareholder has a pre-existing account for such class of shares exists for such shareholder.


  If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.


  EXCHANGE PRIVILEGE. Shares of the Fund may be exchanged with shares of the same class of any Participating Fund based on the next computed net asset values of each fund after requesting the exchange without any sales charge, subject to certain limitations. Before effecting an exchange, shareholders seeking an exchange in a Participating Fund should obtain and read a current prospectus of the fund into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.


  To be eligible for exchange, shares of the Fund must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of the Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.


  When Class B Shares and Class C Shares are exchanged among Participating Funds, the holding period for purposes of computing the CDSC is based upon the date of the initial purchase of such shares from a Participating Fund (the "Original Fund"). Upon redemption from the Participating Funds' complex of funds, Class B Shares and Class C Shares are subject to the CDSC schedule imposed by the original fund Class A Shares of Van Kampen American Capital funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of the Fund.

  No sales charge is imposed upon the exchange of Class B Shares and Class C Shares. The CDSC schedule and conversion schedule applicable to a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the Van Kampen American Capital fund from which such share originally was purchased. The holding period of a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the date such share originally was purchased from a Van Kampen American Capital fund.

  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.


  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 341-2911 ((800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. Exchanges are effected at the net asset value per share next calculated after the request is received in good order with adjustment for any additional sales charge. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund, an exchanging shareholder must file a specific written request. The Fund reserves the right to reject any order to acquire its shares through exchange. In addition, the Fund may modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.


  A prospectus of any of these mutual funds may be obtained from any broker, dealer or financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.

  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.

  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment at the time the election to participate in the plan is made.


  Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. The Fund reserves the right to amend or terminate the systematic withdrawal program on 30 days' notice to its shareholders. Any gain or loss realized by the shareholder upon the redemption of shares is a taxable event.



  CHECK WRITING PRIVILEGE. Holders of Class A Shares of the Fund for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company (the "Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.



  When a check is presented to the Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."

  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or the Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks. See the Statement of Additional Information for further information regarding the establishment of the privilege.



  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of ACH. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.



  INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instructions or by telephone, you may also perform certain transactions through the Internet. Please refer to our Web Site at www.vkac.com for further instructions. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the Internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon Internet instructions and providing written confirmation of instructions communicated through the Internet. If reasonable procedures are employed, neither VKAC nor the Fund will be liable for following instructions through the Internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P.O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the Fund.


  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 120 days must accompany the redemption request.



  In the case of redemption requests sent directly to ACCESS, the redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) ordinarily will be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, which may take up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.


  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.


  TELEPHONE REDEMPTION REQUESTS. The Fund permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Fund at (800) 341-2911 ((800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, which may take up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.



  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check ordinarily will be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire ordinarily will be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request.

The Fund reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.


  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemption.



  REDEMPTION UPON DEATH OR DISABILITY. The Fund will waive the CDSC on redemptions following the death or disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the CDSC on Class B Shares and Class C Shares.



  In cases of death or disability, the CDSCs on Class B Shares and Class C Shares will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of death or the initial determination of disability.



  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.


  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of the Fund. Holders of Class C Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of the Fund with credit given for any CDSC paid upon such redemption. Such reinstatement is made at the net asset value (without sales charge except as described under "Shareholder Services -- Exchange Privilege") next determined after the order is received, which must be within 180 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.

------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS
------------------------------------------------------------------------------

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of each class. The Distribution Plan and the Service Plan are being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers or financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.

  CLASS A SHARES. The Fund may spend an aggregate amount up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the Fund pursuant to the Distribution Plan and Service Plan. From such amount, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class A Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts. The Fund pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense.

  CLASS B SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class B Shares of the Fund pursuant to the Distribution Plan. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class B Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  CLASS C SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the Fund pursuant to the Distribution Plan. From such amount, the Fund, or the Distributor as agent for the

Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the Fund's average daily net assets attributable to Class C Shares maintained in the Fund more than one year by such broker's, dealer's or financial intermediary's customers. The Fund pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution related expense attributable to the Class C Shares. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class C Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.


  The Distributor's actual expenses with respect to a class of CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to such class of CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the CDSC. In such event, with respect to any such class of CDSC Shares, any unreimbursed expenses will be carried forward and paid by the Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Fund does not impose any limit with respect to the number of years into the future that such unreimbursed expenses may be carried forward (on a Fund level basis). Because such expenses are accounted on a Fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. As of December 31, 1997, there were $8,558,992 and $125,120 of unreimbursed distribution expenses with respect to Class B Shares and Class C Shares, respectively, representing 3.73% and 0.32% of the Fund's net assets attributable to Class B Shares and Class C Shares, respectively. If the Distribution Plan was terminated or not continued, the Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through CDSCs.


  Because the Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the CDSC applicable to a particular class of shares to defray distribution related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Fund's shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Fund would seek alternate providers and expects that shareholders would not experience any disadvantage.

------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUND
------------------------------------------------------------------------------

  The Fund's policy is to declare daily and pay monthly distributions of all or substantially all net investment income of the Fund. Net investment income consists of all or a portion of the interest income, dividends, other ordinary income earned by the Fund on its portfolio assets, less all expenses of the Fund. Expenses of the Fund are accrued each day. Net realized long- and short-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee, service fee, or, where applicable, the conversion feature will be lower than distributions with respect to a class of shares subject to a lower distribution fee, service fee, or not subject to the conversion feature.

  Investors will be entitled to begin receiving dividends on their shares on the business day after ACCESS receives payments for such shares. However, shares become entitled to dividends on the day ACCESS receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.

  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.


  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. The Fund automatically will credit monthly distributions and any annual net long-term capital gain distributions to a shareholder's account in additional shares of the Fund valued at net asset value, without a sales charge. Unless a shareholder instructs otherwise the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. See "Shareholder Services -- Reinvestment Plan."


------------------------------------------------------------------------------
TAX STATUS
------------------------------------------------------------------------------


  FEDERAL INCOME TAXATION OF THE FUND. The Fund has elected and qualified and intends to continue to qualify each year to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.


  If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.

  In order to avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.

  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.


  Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require the Fund to recognize income or gain without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.



  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.


  DISTRIBUTIONS. The Fund intends to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of municipal securities.


  Certain limitations on the use and investment of the proceeds of state and local government bonds and other funds must be satisfied in order to maintain the exclusion from gross income for interest on such bonds. These limitations generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


  Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.


  Interest on certain "private-activity bonds" is an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Fund invests a portion of its assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the alternative minimum tax. Furthermore, per capita volume limitations on certain private-activity bonds could limit the amount of such bonds available for investment by the Fund.


  Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.


  Although exempt-interest dividends generally may be treated by Fund shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain this exclusion if the Shareholder would be treated as a "substantial user" (or a "related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by the Fund, or by the Trust if it is required to qualify as a regulated investment company as described below. "Substantial user" is defined under U.S. Treasury regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed 5% of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.



  While the Fund expects that a major portion of its net investment income will constitute tax-exempt interest, a significant portion may consist of investment company taxable income. Distributions of the Fund's net investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gains ("capital gain dividends"), if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held by such shareholders. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). For a summary of a tax rates applicable to capital gains (including capital gain dividends), see "Capital Gains Rates Under the 1997 Tax Act" below. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. Tax-exempt shareholders not subject to federal income tax on their income generally will not be taxed on distributions from the Fund.


  Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.


  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends designated as exempt-interest dividends cannot exceed, the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are exempt-interest dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax exempt during the period covered by the dividend. Fund distributions will not qualify for the dividends received deduction for corporations.


  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

  The Fund is required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications or who are otherwise subject to backup withholding.


  SALE OF SHARES. The sale of shares (including transfers in connection with a redemption or repurchase of shares) will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss for a summary of the tax rates applicable to capital gain, see "Capital Gains Rates Under the 1997 Tax Act" below. Any loss recognized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. Any short-term capital loss on the sale or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.



  CAPITAL GAINS RATES UNDER THE 1997 TAX ACT. Under the Taxpayer Relief Act of 1997 (the "1997 Tax Act"), the maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for capital assets held for one year or less, (ii) 28% for capital assets held for more than one year but not more than 18 months and (iii) 20% for capital assets held for more than 18 months. The 1997 Tax Act did not affect the maximum net capital gains rate for corporations which remains at 35%. The new tax rates for capital gains under the 1997 Tax Act described above apply to distributions of capital dividends by regulated investment companies such as the Fund as well as to sales and exchanges of shares in regulated investment companies such as the Fund. With respect to capital losses recognized on dispositions of shares held six months or less where such losses are treated as long-term capital losses to the extent of prior capital dividends received on such shares (see "Sales of Shares" above), it is unclear how such capital losses offset the capital gains referred to above. Shareholders should consult their own tax advisers as to the application of the new capital gains rates to their particular circumstances.


  STATE AND LOCAL TAXES. The exemption of interest income for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. Income distributions may be taxable to shareholders under state or local law as dividend income even though a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. It is recommended that investors consult their tax advisers for information in this regard. The Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income earned on municipal securities received by the Fund during the preceding calendar year. Dividends and distributions paid by the Fund from sources other than tax-exempt interest are generally subject to taxation at the state and local levels.


  GENERAL. The federal, state and local income tax discussion set forth above is for general information only. Prospective investors should consult their own tax advisers regarding the specific federal tax consequences of purchasing, holding and disposing of shares, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

------------------------------------------------------------------------------
FUND PERFORMANCE
------------------------------------------------------------------------------


  From time to time advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Any such information will include the average total return of the Fund calculated on a compounded basis for one year, five year and ten year periods. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of the Fund's shares. In lieu of or in addition to total return and yield calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc.


  The Fund's yield quotation is determined for each class of the Fund's shares on a monthly basis with respect to the immediately preceding 30 day period. Yield is computed by dividing the Fund's net investment income per share earned during such 30 day period by the Fund's maximum offering price per share on the last day of such period. Net investment income per share for a class of shares is determined by taking the interest earned by the Fund during the period and allocable to the class of shares, subtracting the expenses (net of any reimbursement) accrued for the period and allocable to the class of shares, and dividing the result by the product of (a) the average daily number of such class of the Fund's shares outstanding during the period that were entitled to receive dividends and (b) the Fund's maximum offering price per share on the last day of the period. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of the Fund's yield. The Fund's tax-equivalent yield quotation for a 30 day period as described above is computed for each class of the Fund's shares by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of the Fund's yield, if any, that is not tax-exempt.

  The Fund calculates average compounded total return for each class of the Fund's shares by determining the redemption value at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a class of shares of the Fund (less the maximum sales charge) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage.

  Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.

  The Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of the Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in the Fund at a given time, deducting the maximum sales charge of 4.75%, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage.

  From time to time the Fund may include in its supplemental sales literature and shareholder reports a quotation of the current "distribution rate" for the Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate is determined by annualizing the distributions per share for a stated period and dividing the result by the public offering price for the same period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of the Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Fund. Distribution rates will be calculated separately for each class of the Fund's shares.


  From time to time the Fund may compare its performance to certain securities and unmanaged indices which may have different risk or reward characteristics than the Fund. Such characteristics may include, but are not limited to, tax features, guarantees, insurance and the fluctuation of principal and/or return. In addition, from time to time, the Fund may utilize sales literature that includes hypotheticals.



  Further information about the Fund's performance is contained in the Fund's Annual Report and Semi-Annual Report and the Fund's Statement of Additional Information, each of which can be obtained without charge by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired).


------------------------------------------------------------------------------
DESCRIPTION OF SHARES OF THE FUND
------------------------------------------------------------------------------

  The Fund is a separate series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust organized as of May 10, 1995 (the "Trust"). The Fund was originally organized in 1985 under the name Van Kampen Merritt Tax Free High Income Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust on July 31, 1995. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series.

  The authorized capitalization of the Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value, divided into three classes, designated Class A Shares, Class B Shares and Class C Shares. Each class of shares represent an interest in the same assets of the Fund and are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. See "Distribution and Service Plans."

  The Fund is permitted to issue an unlimited number of classes of shares. Each class of share is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. There are no conversion, preemptive or other subscription rights, except with respect to the conversion of Class B Shares and certain Class C Shares into Class A Shares as described above. In the event of liquidation, each of the shares of the Fund is entitled to its portion of all of the Fund's net assets after all debt and expenses of the Fund have been paid. Since Class B Shares and Class C Shares pay higher distribution expenses, the liquidation proceeds to holders of Class B Shares and Class C Shares are likely to be lower than to holders of Class A Shares.

  The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information.

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.


  The fiscal year end of the Fund is December 31. The Fund sends to its shareholders at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by the Fund's independent accountants, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

                                                                      APPENDIX A

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group (S&P) rating symbols and their meanings (as published by S&P) follows:

    1.  DEBT

        A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

        The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

        The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         2. Nature of and provisions of the obligation;

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA         Debt rated 'AAA' has the highest rating assigned by S&P.
                Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB, B, CCC, Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded,
    CC, C on balance, as significantly speculative with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

    BB Debt rated 'BB' has less vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

    B Debt rated 'B' is more vulnerable to default than debt rated 'BB' but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

    CCC Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

    CC Debt rated 'CC' is currently highly vulnerable to nonpayment. The rating 'CC' also is used for debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

    C The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The 'C' rating typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating.

    CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if debt service payments are jeopardized.


               PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

    C The letter 'c' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

    L The letter 'L' indicates that the rating pertains to the principal amount of these bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

    P           The letter 'p' indicates that the rating is provisional.
                A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, how-ever, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

                *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

    DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ('AAA', 'AA', 'A', 'BBB' commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

    2.  MUNICIPAL NOTES

         A S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

         The following criteria will be used in making that assessment:

        -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue be treated as a note).

        -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         The note rating symbols and definitions are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3        Speculative capacity to pay principal and interest.

    3.  COMMERCIAL PAPER

        A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

        Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated
                'A-1'.

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

    4.  TAX-EXEMPT DUAL RATINGS

        S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

        The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, 'SP-1+/A-1+').

  MOODY'S INVESTORS SERVICE--A brief description of the applicable Moody's Investors Service ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

    1.  LONG-TERM MUNICIPAL BONDS

    AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."
                Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
                While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CON (..)    Bonds for which the security depends upon the completion
                of some act or the fulfillment of some condition are
                rated conditionally and designed with the prefix "Con"
                followed by the rating in parentheses. These are bonds
                secured by: (a) earnings of projects under construction,
                (b) earnings of projects unseasoned in operating
                experience, (c) rentals that begin when facilities are
                completed, or (d) payments to which some other limiting
                condition attaches. The parenthetical rating denotes the
                probable credit stature upon completion of construction
                or elimination of the basis of the condition.

    (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

    NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier
                1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

        ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

        Should no rating be assigned, the reason may be one of the following:

             1. An application for rating was not received or accepted.

             2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

             3. There is a lack of essential data pertaining to the issue or issuer.

             4. The issue was privately placed, in which case the rating is not published in Moody's publications.

        Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

    2.  SHORT-TERM EXEMPT NOTES

        Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

        Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

        MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

        MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

        MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

        MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

        SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

    3.  TAX-EXEMPT COMMERCIAL PAPER

        Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

        Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

      Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           - Leading market positions in well established industries.

           - High rates of return on funds employed.

           - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

           - Broad margins in earning coverage of fixed financial charges and high internal cash generation.

           - Well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE
NUMBER--(800) 341-2911.

PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)
DIAL (800) 421-2833.

FOR AUTOMATED TELEPHONE
SERVICES DIAL (800) 847-2424.
VAN KAMPEN AMERICAN CAPITAL
TAX FREE HIGH INCOME FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181
Investment Adviser

VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor

VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent

ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital
     Tax Free High Income Fund

Custodian

STATE STREET BANK AND
TRUST COMPANY
225 West Franklin Street, P.O. Box 1713
Boston, MA 02105-1713
Attn: Van Kampen American Capital
     Tax Free High Income Fund

Legal Counsel

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, IL 60606

Independent Accountants

KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

 ------------------------------------------------------------------------------

                                 TAX FREE HIGH
                                  INCOME FUND

 ------------------------------------------------------------------------------

                              P R O S P E C T U S


                                 APRIL 30, 1998


------       ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH
                          VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL
                          INSURED TAX FREE INCOME FUND
------------------------------------------------------------------------------

    INVESTORS SHOULD REFER TO THE SECTION OF THE PROSPECTUS ENTITLED "INSURANCE" FOR A DISCUSSION OF THE NATURE AND LIMITATIONS OF THE INSURANCE APPLICABLE TO MUNICIPAL SECURITIES HELD IN THE FUND'S PORTFOLIO.


    Van Kampen American Capital Insured Tax Free Income Fund (the "Insured Fund") is a separate diversified mutual fund, organized as a series of Van Kampen American Capital Tax Free Trust. The Insured Fund's investment objective is to provide investors with a high level of current income exempt from federal income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities. Insured municipal securities in which the Insured Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. See "Municipal Securities." All of the municipal securities in the Insured Fund's portfolio will be insured by AMBAC Indemnity Corporation or by other municipal bond insurers whose claims-paying ability is rated "AAA" by Standard and Poor's Ratings Group on the date of purchase.

------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL
                        CALIFORNIA INSURED TAX FREE FUND
------------------------------------------------------------------------------

    Van Kampen American Capital California Insured Tax Free Fund (the "California Insured Fund") is a separate diversified mutual fund, organized as a series of Van Kampen American Capital Tax Free Trust. The California Insured
                                                       (Continued on next page.)
                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



    Statements of Additional Information, each dated April 30, 1998, containing additional information about the Funds have been filed with the Securities and Exchange Commission and are hereby incorporated by reference in their entirety into this Prospectus. A copy of either Fund's respective Statement of Additional Information may be obtained without charge by calling (800) 421-5666 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statements of Additional Information have been filed with the Securities and Exchange Commission ("SEC") and are available along with other materials related to each Fund at the SEC's internet web site (http://www.sec.gov).

                               ------------------

                        VAN KAMPEN AMERICAN CAPITAL(SM)
                               ------------------

                    THIS PROSPECTUS IS DATED APRIL 30, 1998.

(Continued from previous page.)

Fund's investment objective is to provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. Insured municipal securities in which the California Insured Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. See "Municipal Securities." All of the municipal securities in the California Insured Fund's portfolio will be insured by AMBAC Indemnity Corporation or by other municipal bond insurers whose claims-paying ability is rated "AAA" by Standard & Poor's Ratings Group on the date of purchase.


    Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for both the Insured Fund and the California Insured Fund (each a "Fund" or collectively the "Funds"). There is no assurance that the Funds will achieve their respective investment objectives. This Prospectus sets forth certain information about the Funds that a prospective investor should know before investing in either of the Funds. Please read it carefully and retain it for future reference. Each Fund's address is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and each Fund's telephone number is (800) 421-5666.

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                                PAGE
                                                                ----
Prospectus Summary..........................................      4
Shareholder Transaction Expenses -- Insured Fund............      7
Annual Fund Operating Expenses and Example -- Insured
  Fund......................................................      8
Shareholder Transaction Expenses -- California Insured
  Fund......................................................     10
Annual Fund Operating Expenses and Example -- California
  Insured Fund..............................................     11
Financial Highlights -- Insured Fund........................     13
Financial Highlights -- California Insured Fund.............     15
The Funds...................................................     17
Investment Objectives and Policies..........................     17
Municipal Securities........................................     18
Investment Practices........................................     22
Insurance...................................................     25
Investment Advisory Services................................     26
Alternative Sales Arrangements..............................     27
Purchase of Shares..........................................     29
Shareholder Services........................................     40
Redemption of Shares........................................     44
Distribution and Service Plans..............................     48
Distributions from the Funds................................     50
Tax Status..................................................     51
Fund Performance............................................     56
Additional Information......................................     58


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EITHER OF THE FUNDS, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUNDS OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------

THE FUNDS. Van Kampen American Capital Insured Tax Free Income Fund (the "Insured Fund") and Van Kampen American Capital California Insured Tax Free Fund (the "California Insured Fund") are each separate diversified series of Van Kampen American Capital Tax Free Trust, an open-end, diversified management investment company organized as a Delaware business trust (the "Trust"). See "The Funds."

MINIMUM PURCHASE. $500 minimum initial investment for each class of shares and $25 minimum subsequent investment for each class of shares (or less as described under "Purchase of Shares").

INVESTMENT OBJECTIVES. The INSURED FUND'S investment objective is to provide investors with a high level of current income exempt from federal income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities.

  The CALIFORNIA INSURED FUND'S investment objective is to provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. THE CALIFORNIA INSURED FUND IS AVAILABLE ONLY TO CALIFORNIA RESIDENTS. Distribution to corporations subject to the California franchise tax will be included in such corporation's gross income for purposes of determining the California franchise tax. In addition, corporations subject to the California corporate income tax may, in certain circumstances, be subject to such taxes with respect to distributions from the California Insured Fund. Accordingly, an investment in shares of the California Insured Fund may not be appropriate for corporations subject to either tax. See "Tax Status."

INVESTMENT POLICIES. Municipal securities in which the Insured Fund and California Insured Fund (each a "Fund" or collectively the "Funds") may invest include fixed and variable rate securities, municipal notes, municipal leases, tax exempt commercial paper, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined herein) in which the Funds may engage. Each Fund may invest up to 15% of its total assets in derivative variable rate securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest or range or capped floaters, whose rates are subject to periodic or lifetime caps. There is no assurance that either Fund will achieve its investment objectives. The net asset value per share of the Funds may increase or decrease depending on changes in interest rates and other factors affecting the municipal credit markets. See "Investment Objectives and Policies."

INVESTMENT PRACTICES. In certain circumstances the Funds may enter into when-issued or delayed delivery transactions and various strategic transactions, which entail certain risks. See "Municipal Securities" and "Investment Practices."

INSURANCE. Each municipal security in the portfolio of the respective Funds is insured as to the timely payment of principal and interest under one or more policies obtained by the issuer or purchased by such Fund. No representation is made as to the ability of any insurer to perform its obligations. See "Insurance."

INVESTMENT RESULTS. The investment results of the Funds are shown in the tables under the captions "Financial Highlights -- Insured Fund" and "Financial Highlights -- California Insured Fund."

ALTERNATIVE SALES ARRANGEMENTS. The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund. To assist investors in making this determination, the tables under the captions "Annual Fund Operating Expenses and Example -- Insured Fund" and "Annual Fund Operating Expenses and Example -- California Insured Fund," set forth examples of the charges applicable to each class of shares.


  Each Fund currently offers three classes of shares which may be purchased at a price equal to their net asset value per share plus sales charges which, at the election of the investor, may be imposed either (i) at the time of purchase ("Class A Shares") or (ii) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million, Class B Shares and Class C Shares sometimes are referred to herein collectively as "CDSC Shares."



  Class A Shares. Class A Shares of the Insured Fund are subject to an initial sales charge equal to 4.75% of the public offering price (4.99% of the net amount invested), reduced on investments of $100,000 or more. Class A Shares of the California Insured Fund are subject to an initial sales charge equal to 3.25% of the public offering price (3.36% of the net amount invested), reduced on investments of $25,000 or more. Class A Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 0.25% of the respective Fund's average daily net assets attributable to the Class A Shares. Certain purchases of Class A Shares qualify for reduced or no initial sales charges and may be subject to a contingent deferred sales charge ("CDSC").


  Class B Shares. Class B Shares do not incur a sales charge when they are purchased. Class B Shares of the Insured Fund are subject to a CDSC if redeemed within six years of purchase, which charge is equal to 4.00% of the lesser of the then current net asset value or the original purchase price of such shares in the first year after purchase and is reduced each year thereafter. Class B Shares of the California Insured Fund are subject to a CDSC if redeemed within four years of purchase, which charge is equal to 3.00% of the lesser of the then current net asset value or the original purchase price of such shares in the first year after purchase and is reduced each year after purchase. Class B Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the respective Fund's average daily net assets attributable to the Class B Shares. Class B Shares of each Fund automatically convert to Class A Shares of the respective Fund eight years after the end of the calendar month in which the investor's order to purchase was accepted.


  Class C Shares. Class C Shares do not incur a sales charge when they are purchased. Class C Shares are subject to a CDSC equal to 1.00% of the lesser of the then current net asset value or the original purchase price on Class C Shares redeemed during the first year after purchase. Class C Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the respective Fund's average daily net assets attributable to the Class C Shares.


REDEMPTION. Class A Shares generally may be redeemed at net asset value without charge, subject to conditions set forth herein. CDSC Shares may be redeemed at net asset value less a deferred sales charge which will vary between the Funds and among each class of CDSC Shares and with the length of time a redeeming shareholder has owned such shares. CDSC Shares redeemed after the expiration of the CDSC period applicable to the respective class of CDSC Shares will not be subject to a deferred sales charge. See "Redemption of Shares."


INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for each Fund.

DISTRIBUTOR. Van Kampen American Capital Distributors, Inc. (the "Distributor") distributes the shares of each Fund.

DISTRIBUTIONS FROM THE FUNDS. Distributions from net investment income are declared daily and paid monthly; net realized capital gains, if any, are distributed annually. Distributions with respect to each class of shares will be calculated in the same manner and the same day and will be in the same amount except that the different distribution and service fees and administrative expenses relating to each class of shares will be borne exclusively by the respective class. See "Distributions from the Funds."

  The foregoing is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES -- INSURED FUND
------------------------------------------------------------------------------

                                CLASS A        CLASS B           CLASS C
                                SHARES          SHARES            SHARES
                                -------        -------           -------
Maximum sales charge imposed
  on purchases (as
  percentage of the offering
  price)....................    4.75%(1)         None              None
Maximum sales charge imposed
  on reinvested dividends
  (as a percentage of the
  offering price)...........    None           None(3)           None(3)
Deferred sales charge (as a
  percentage of the lesser
  of the original purchase
  price or redemption
  proceeds).................    None(2)          Year              Year
                                               1--4.00%          1--1.00%
                                                 Year          After--None
                                               2--3.75%
                                                 Year
                                               3--3.50%
                                                 Year
                                               4--2.50%
                                                 Year
                                               5--1.50%
                                                 Year
                                               6--1.00%
                                             After--None
Redemption fees (as a
  percentage of amount
  redeemed).................    None             None              None
Exchange fees...............    None             None              None

------------------------------------------------------------------------------
(1) Reduced on investments of $100,000 or more. See "Purchase of Shares -- Class A Shares".

(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class A Share Purchases of $1 Million or More."


(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred by the Distributor on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE -- INSURED FUND
------------------------------------------------------------------------------


                                                CLASS A   CLASS B   CLASS C
                                                SHARES    SHARES    SHARES
                                                -------   -------   -------
Management Fees (as a percentage of average
  daily net assets)..........................    0.50%     0.50%     0.50%
12b-1 Fees(1) (as a percentage of average
  daily net assets)..........................    0.23%(2)  1.00%(3)  1.00%(3)
Other Expenses (as a percentage of average
  daily net assets)..........................    0.19%     0.19%     0.19%
Total Expenses (as a percentage of average
  daily net assets)..........................    0.92%     1.69%     1.69%


------------------------------------------------------------------------------
(1) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Insured Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25%, if any, represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' brokers, dealers or financial intermediaries as sales compensation.

(2) The Insured Fund's distribution and service plans with respect to Class A Shares provide that 12b-1 and service fees are charged only with respect to Class A Shares of the Insured Fund sold after the implementation date of such plans. Due to the incremental "phase-in" of such plans with respect to Class A Shares, it is anticipated that 12b-1 and service fees attributable to Class A Shares will increase in accordance with such plans to a maximum aggregate amount of 0.25% of the net assets attributable to the Insured Fund's Class A Shares. Accordingly, it is unlikely that future expenses will remain consistent with those disclosed in the fee table. See "Distribution and Service Plans."


(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted as a fund-level expense by the rules of the National Association of Securities Dealers, Inc.

EXAMPLE:


  You would pay the following expenses on a $1,000 investment in the Insured Fund, assuming (i) an operating expense ratio of 0.92% for Class A Shares, 1.69% for Class B Shares and 1.69% for Class C Shares, (ii) a 5% annual return and
(iii) redemption at the end of each time period. Insured Fund does not charge a fee for redemptions (other than any applicable contingent deferred sales charge):



                                    ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                    --------   -----------   ----------   ---------
Class A Shares....................    $56          $75          $ 96        $155
Class B Shares....................     57           88           107         179*
Class C Shares....................     27           53            92         200


  An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of each period:


                                    ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                    --------   -----------   ----------   ---------
Class A Shares....................    $56          $75          $96         $155
Class B Shares....................     17           53           92          179*
Class C Shares....................     17           53           92          200


------------------------------------------------------------------------------
* Based on conversion to Class A Shares after eight years.


  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Insured Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years and is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required by the SEC to utilize a 5.00% annual return assumption. Due to the incremental "phase-in" of the Insured Fund's 12b-1 plans and service plans, it is anticipated that 12b-1 and service fees applicable to the Insured Fund will increase in accordance with such plans to a maximum amount of 0.25% of such Fund's net assets. The ten year amount with respect to the Class B Shares of the Insured Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. Class B Shares acquired through the exchange privilege are subject to the contingent deferred sales charge schedule relating to the Class B Shares of the fund from which the purchase of Class B Shares was originally made. Accordingly, future expenses as projected could be higher than those determined in the above table if the investor's Class B Shares were exchanged from a fund with a higher contingent deferred sales charge. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES -- CALIFORNIA INSURED FUND
------------------------------------------------------------------------------

                               CLASS A        CLASS B           CLASS C
                               SHARES          SHARES            SHARES
                               -------        -------           -------
Maximum sales charge
  imposed on purchases (as
  percentage of the
  offering price)..........    3.25%(1)         None              None
Maximum sales charge
  imposed on reinvested
  dividends (as a
  percentage of the
  offering price)..........     None          None(3)           None(3)
Deferred sales charge (as a
  percentage of the lesser
  of the original purchase
  price or redemption
  proceeds)................    None(2)          Year              Year
                                              1--3.00%          1--1.00%
                                                Year          After--None
                                              2--2.50%
                                                Year
                                              3--2.00%
                                                Year
                                              4--1.00%
                                            After--None
Redemption fees (as a
  percentage of amount
  redeemed)................     None            None              None
Exchange fees..............     None            None              None

------------------------------------------------------------------------------
(1) Reduced on investments of $25,000 or more. See "Purchase of Shares -- Class A Shares."


(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a contingent deferred sales charge of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class A Share Purchases of $1 Million or More."


(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES AND EXAMPLE -- CALIFORNIA
INSURED FUND
------------------------------------------------------------------------------


                                              CLASS A   CLASS B   CLASS C
                                              SHARES    SHARES    SHARES
                                              -------   -------   -------
Management Fees (as a percentage of average
  daily net assets).........................   0.48%     0.48%     0.48%
12b-1 Fees(1) (as a percentage of average
  daily net assets).........................   0.24%     1.00%(2)  1.00%(2)
Other Expenses (as a percentage of average
  daily net assets).........................   0.24%     0.24%     0.23%
Total Expenses (as a percentage of average
  daily net assets).........................   0.96%     1.72%     1.71%


------------------------------------------------------------------------------

(1) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the California Insured Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25%, if any, represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker, dealers or financial intermediaries as sales compensation.


(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted as a fund-level expense by the rules of the National Association of Securities Dealers, Inc.

EXAMPLES:


  You would pay the following expenses on a $1,000 investment in the California Insured Fund, assuming (i) an operating expense ratio of 0.96% for Class A Shares, 1.72% for Class B Shares and 1.71% for Class C Shares, (ii) a 5.00% annual return and (iii) redemption at the end of each time period. California Insured Fund does not charge a fee for redemptions (other than any applicable contingent deferred sales charge):



                                    ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                    --------   -----------   ----------   ---------
Class A Shares....................    $42          $62          $84         $146
Class B Shares....................     47           74           93          164*
Class C Shares....................     17           54           93          202


  An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of each period:


                                    ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                    --------   -----------   ----------   ---------
Class A Shares....................    $42          $62          $84         $146
Class B Shares....................     17           54           93          164*
Class C Shares....................     27           54           93          202


------------------------------------------------------------------------------

* Based on conversion to Class A Shares after six years.



  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the California Insured Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years and is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required by the SEC to utilize a 5.00% annual return assumption. Additionally, as the California Insured Fund's assets increase, the fees waived or expenses reimbursed by the Adviser are expected to decrease. Accordingly, it is unlikely that future expenses as projected will remain consistent with those determined based on the table of the "Annual Fund Operating Expenses." The ten year amount with respect to the Class B Shares of the California Insured Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. Class B Shares acquired through the exchange privilege are subject to the contingent deferred sales charge schedule relating to the Class B Shares of the fund from which the purchase of Class B Shares was originally made. Accordingly, future expenses as projected could be higher than those determined in the above table if the investor's Class B Shares were exchanged from a fund with a higher contingent deferred sales charge. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- INSURED FUND (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

  The following schedule presents financial highlights for one Class A Share, one Class B Share and one Class C Share of the Insured Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their report thereon appears in the Insured Fund's related Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the related Statement of Additional Information.



                                                               INSURED FUND -- CLASS A SHARES
                            -----------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------------------------
                              1997       1996        1995      1994      1993      1992      1991      1990      1989      1988
                              ----       ----        ----      ----      ----      ----      ----      ----      ----      ----
Net Asset Value, Beginning
 of Period................  $ 19.238   $  19.549   $ 17.572   $19.587   $18.721   $18.478   $17.825   $17.798   $17.394   $16.700
                            --------   ---------   --------   -------   -------   -------   -------   -------   -------   -------
 Net Investment Income....      .974        .980      1.021     1.051     1.107     1.146     1.153     1.160     1.182     1.184
 Net Realized and
   Unrealized Gain/Loss...      .551       (.304)     1.982    (2.280)    1.145      .561      .681      .037      .391      .682
                            --------   ---------   --------   -------   -------   -------   -------   -------   -------   -------
Total from Investment
 Operations...............     1.525        .676      3.003    (1.229)    2.252     1.707     1.834     1.197     1.573     1.866
                            --------   ---------   --------   -------   -------   -------   -------   -------   -------   -------
Less:
 Distributions from and in
   Excess of Net
   Investment Income......      .971        .987      1.026     1.056     1.116     1.140     1.160     1.170     1.169     1.172
 Distributions from Net
   Realized Gain..........      .161         -0-        -0-       -0-       -0-      .324      .021       -0-       -0-       -0-
                            --------   ---------   --------   -------   -------   -------   -------   -------   -------   -------
Total Distributions.......     1.132        .987      1.026     1.056     1.116     1.464     1.181     1.170     1.169     1.172
                            --------   ---------   --------   -------   -------   -------   -------   -------   -------   -------
Net Asset Value, End of
 the Period...............  $ 19.631   $  19.238   $ 19.549   $17.572   $19.857   $18.721   $18.478   $17.825   $17.798   $17.394
                            ========   =========   ========   =======   =======   =======   =======   =======   =======   =======
Total Return(1)...........     8.19%       3.65%     17.49%    (6.31%)   12.32%     9.51%    10.62%     7.07%     9.37%    11.48%
Net Assets, End of the
 Period (in millions).....  $1,283.5   $1,283.70   $1,365.4   $1,110.2  $1,230.0  $ 999.9   $ 833.2   $ 701.7   $ 634.0   $ 555.3
Ratio of Expenses to
 Average Net Assets(2)....      .92%        .95%       .88%      .88%      .84%      .83%      .88%      .87%      .88%      .85%
Ratio of Net Investment
 Income to Average Net
 Assets(2)................     5.07%       5.11%      5.44%     5.70%     5.69%     6.14%     6.39%     6.63%     6.73%     6.92%
Portfolio Turnover........       82%         92%        70%       48%       78%      111%      113%      107%       81%      132%



(1) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.



(2) For the years ended December 31, 1996 and 1995, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to the Adviser's reimbursement of certain expenses was less than 0.01%.

                                             (Table continued on following page)
                   See Financial Statements and Notes Thereto

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS--CONTINUED (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

                                                            INSURED FUND
                                      --------------------------------------------------------
                                                           CLASS B SHARES
                                      --------------------------------------------------------
                                                                                MAY 1, 1993
                                                                               (COMMENCEMENT
                                                                              OF DISTRIBUTION)
                                                                                     TO
                                             YEAR ENDED DECEMBER 31,            DECEMBER 31,
                                       1997      1996      1995      1994           1993
                                      -------   -------   -------   -------   ----------------
Net Asset Value, Beginning of
 Period............................   $19.240   $19.549   $17.563   $19.824       $19.320
                                      -------   -------   -------   -------       -------
 Net Investment Income.............      .826      .832      .890      .899          .619
 Net Realized and Unrealized
   Gain/Loss.......................      .551     (.304)    1.978    (2.276)         .513
                                      -------   -------   -------   -------       -------
Total from Investment Operations...     1.377      .528     2.868    (1.377)        1.132
Less:
 Distributions from and in Excess
   of Net Investment Income........      .822      .837      .882      .884          .628
 Distributions from Net Realized
   Gain............................      .161       -0-       -0-       -0-           -0-
                                      -------   -------   -------   -------       -------
Total Distributions................      .983      .837      .882      .884          .628
                                      -------   -------   -------   -------       -------
Net Asset Value, End of the
 Period............................   $19.634   $19.240   $19.549   $17.563       $19.824
                                      =======   =======   =======   =======       =======
Total Return(1)....................     7.36%     2.83%    16.67%    (7.03%)        5.92%(2)
Net Assets at End of Period (In
 millions)(3)......................   $  70.1   $  71.6   $  75.3   $  30.0       $  20.8
Ratio of Expenses to Average Net
 Assets(3).........................     1.69%     1.74%     1.67%     1.71%         1.68%
Ratio of Net Investment Income to
 Average Net Assets................     4.29%     4.38%     4.69%     4.88%         4.25%
Portfolio Turnover.................       82%       92%       70%       48%           78%

                                                           INSURED FUND
                                     --------------------------------------------------------
                                                          CLASS C SHARES
                                     --------------------------------------------------------
                                                                             AUGUST 13, 1993
                                                                              (COMMENCEMENT
                                                                             OF DISTRIBUTION)
                                                                                    TO
                                            YEAR ENDED DECEMBER 31,            DECEMBER 31,
                                      1997      1996      1995      1994           1993
                                     -------   -------   -------   -------   ----------------
Net Asset Value, Beginning of
 Period............................  $19.239   $19.548   $17.568   $19.823       $19.650
                                     -------   -------   -------   -------       -------
 Net Investment Income.............     .822      .830      .883      .908          .350
 Net Realized and Unrealized
   Gain/Loss.......................     .552     (.302)    1.979    (2.279)         .181
                                     -------   -------   -------   -------       -------
Total from Investment Operations...    1.374      .528     2.862    (1.371)         .531
Less:
 Distributions from and in Excess
   of Net Investment Income........     .822      .837      .882      .884          .358
 Distributions from Net Realized
   Gain............................     .161       -0-       -0-       -0-           -0-
                                     -------   -------   -------   -------       -------
Total Distributions................     .983      .837      .882      .884          .358
                                     -------   -------   -------   -------       -------
Net Asset Value, End of the
 Period............................  $19.630   $19.239   $19.548   $17.568       $19.823
                                     =======   =======   =======   =======       =======
Total Return(1)....................    7.36%     2.83%    16.60%    (6.98%)        2.70%(2)
Net Assets at End of Period (In
 millions)(3)......................  $   5.6   $   4.9   $   5.1   $   3.5       $   5.0
Ratio of Expenses to Average Net
 Assets(3).........................    1.69%     1.74%     1.67%     1.70%         1.68%
Ratio of Net Investment Income to
 Average Net Assets................    4.29%     4.37%     4.68%     4.89%         4.21%
Portfolio Turnover.................      82%       92%       70%       48%           78%


---------------
(1) Total Return does not reflect the effect of sales charges.
(2) Non-Annualized.

(3) For the years ended December 31, 1996 and 1995, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to the Adviser's reimbursement of certain expenses was less than 0.01%.


                   See Financial Statements and Notes Thereto

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CALIFORNIA INSURED FUND (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------


 The following financial highlights for one Class A Share, one Class B Share and one Class C Share of the California Insured Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent accountants, for each of the periods indicated and their report thereon appears in the California Insured Fund's related Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the related Statement of Additional Information.


                                                   CALIFORNIA INSURED FUND -- CLASS A SHARES
                                    ------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------
                                     1997         1996         1995         1994         1993         1992
                                     ----         ----         ----         ----         ----         ----
Net Asset Value, Beginning of
 Period...........................  $17.605      $17.736      $15.802      $18.286      $16.858      $16.259
                                    -------      -------      -------      -------      -------      -------
 Net Investment Income............     .880         .857         .884         .912         .967        1.004
 Net Realized and Unrealized
   Gain/Loss......................     .658        (.145)       1.938       (2.484)       1.441         .585
                                    -------      -------      -------      -------      -------      -------
Total from Investment
 Operations.......................    1.538         .712        2.822       (1.572)       2.408        1.589
Less Distributions from Investment
 Income...........................     .849         .843         .888         .912         .980         .990
                                    -------      -------      -------      -------      -------      -------
Net Asset Value, End of the
 Period...........................  $18.294      $17.605      $17.736      $15.802      $18.286      $16.858
                                    =======      =======      =======      =======      =======      =======
Total Return(1)(2)................    8.93%        4.20%       18.28%       (8.75%)      14.54%       10.08%
Net Assets at End of Period (in
 millions)........................  $ 140.7      $ 142.5      $ 147.6      $ 130.3      $ 151.1      $  74.2
Ratio of Expenses to Average Net
 Assets(1) (Annualized)...........     .96%        1.02%         .89%         .78%         .69%         .69%
Ratio of Net Investment Income to
 Average Net Assets(1)
 (Annualized).....................    4.96%        4.94%        5.23%        5.46%        5.37%        6.07%
Portfolio Turnover................      46%          35%       42.40%       56.38%       36.17%       60.70%

                                      CALIFORNIA INSURED FUND -- CLASS A SHARES
                                    ----------------------------------------------
                                               YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------
                                     1991         1990         1989         1988
                                     ----         ----         ----         ----
Net Asset Value, Beginning of
 Period...........................  $15.730      $15.607      $15.227      $14.719
                                    -------      -------      -------      -------
 Net Investment Income............     .990         .990         .988         .981
 Net Realized and Unrealized
   Gain/Loss......................     .529         .123         .381         .519
                                    -------      -------      -------      -------
Total from Investment
 Operations.......................    1.519        1.113        1.369        1.500
Less Distributions from Investment
 Income...........................     .990         .990         .989         .992
                                    -------      -------      -------      -------
Net Asset Value, End of the
 Period...........................  $16.259      $15.730      $15.607      $15.227
                                    =======      =======      =======      =======
Total Return(1)(2)................    9.98%        7.44%        9.22%       10.51%
Net Assets at End of Period (in
 millions)........................  $  60.2      $  50.6      $  46.6      $  37.3
Ratio of Expenses to Average Net
 Assets(1) (Annualized)...........     .55%         .69%         .75%         .65%
Ratio of Net Investment Income to
 Average Net Assets(1)
 (Annualized).....................    6.20%        6.42%        6.38%        6.53%
Portfolio Turnover................   69.85%       34.03%       32.18%      100.50%


----------------

(1) If certain expenses had not been reimbursed by the Adviser, Total Return would have been lower and the ratios would have been as follows:


Ratio of expenses to average net assets.........      N/A        1.03%        1.05%        1.08%        1.01%        1.08%
Ratio of net investment income to average net
 assets.........................................      N/A        4.94%        5.07%        5.16%        5.05%        5.68%

Ratio of expenses to average net assets.........    1.04%        1.06%        1.10%        1.11%
Ratio of net investment income to average net
 assets.........................................    5.71%        6.05%        6.04%        6.08%



(2) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.



N/A = not applicable

                                             (Table continued on following page)
                   See Financial Statements and Notes Thereto

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS--CONTINUED (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

                                                                     CALIFORNIA INSURED FUND
                                      --------------------------------------------------------------------------------------
                                                           CLASS B SHARES                              CLASS C SHARES
                                      --------------------------------------------------------   ---------------------------
                                                                                MAY 1, 1993
                                                                               (COMMENCEMENT
                                                             YEAR ENDED       OF DISTRIBUTION)           YEAR ENDED
                                                            DECEMBER 31,             TO                 DECEMBER 31,
                                                          -----------------     DECEMBER 31,     ---------------------------
                                       1997      1996      1995      1994           1993          1997      1996      1995
                                       ----      ----      ----      ----     ----------------    ----      ----      ----
Net Asset Value, Beginning of
 Period............................   $17.603   $17.736   $15.805   $18.266       $17.570        $17.602   $17.736   $15.798
                                      -------   -------   -------   -------       -------        -------   -------   -------
 Net Investment Income.............      .741      .720      .766      .785          .549           .727      .722      .758
 Net Realized and Unrealized
   Gain/Loss.......................      .662     (.142)    1.926    (2.482)         .705           .674     (.145)    1.941
                                      -------   -------   -------   -------       -------        -------   -------   -------
Total from Investment Operations...     1.403      .578     2.692    (1.697)        1.254          1.401      .577     2.699
Less Distributions from Net
 Investment Income.................      .717      .711      .761      .764          .558           .717      .711      .761
                                      -------   -------   -------   -------       -------        -------   -------   -------
Net Asset Value, End of Period.....   $18.289   $17.603   $17.736   $15.805       $18.266        $18.286   $17.602   $17.736
                                      =======   =======   =======   =======       =======        =======   =======   =======
Total Return(1)(2).................     8.19%     3.35%    17.33%    (9.39%)        7.25%(3)       8.19%     3.35%    17.40%
Net Assets at End of Period (in
 millions).........................   $  31.0   $  28.6   $  24.6   $  17.1       $  15.3        $   3.8   $   2.2   $  1.80
Ratio of Expenses to Average Net
 Assets(1)(Annualized).............     1.72%     1.79%     1.61%     1.52%         1.45%          1.71%     1.79%     1.60%
Ratio of Net Investment Income to
 Average Net Assets(1)
 (Annualized)......................     4.18%     4.17%     4.51%     4.71%         4.06%          4.15%     4.16%     4.50%
Portfolio Turnover.................       46%       35%    42.40%    56.38%        36.17%            46%       35%    42.40%

                                      CALIFORNIA INSURED FUND
                                     --------------------------
                                           CLASS C SHARES
                                     --------------------------
                                               AUGUST 13, 1993
                                                (COMMENCEMENT
                                               OF DISTRIBUTION)
                                                      TO
                                                 DECEMBER 31,
                                      1994           1993
                                      ----     ----------------
Net Asset Value, Beginning of
 Period............................  $18.257       $18.010
                                     -------       -------
 Net Investment Income.............     .773          .307
 Net Realized and Unrealized
   Gain/Loss.......................   (2.486)         .258
                                     -------       -------
Total from Investment Operations...   (1.695)         .565
Less Distributions from Net
 Investment Income.................     .764          .318
                                     -------       -------
Net Asset Value, End of Period.....  $15.798       $18.257
                                     =======       =======
Total Return(1)(2).................   (9.40%)        3.17%(3)
Net Assets at End of Period (in
 millions).........................  $   2.8       $   4.0
Ratio of Expenses to Average Net
 Assets(1)(Annualized).............    1.51%         1.45%
Ratio of Net Investment Income to
 Average Net Assets(1)
 (Annualized)......................    4.71%         3.82%
Portfolio Turnover.................   56.38%        36.17%


----------------

(1) If certain expenses had not been reimbursed by the Adviser, Total Return would have been lower and the ratios would have been as follows:


Ratio of expenses to average net assets.............             N/A           1.79%           1.77%           1.82%
Ratio of net investment income to average net
 assets.............................................             N/A           4.16%           4.35%           4.41%

Ratio of expenses to average net assets.............       1.77%                N/A           1.80%           1.75%           1.82%
Ratio of net investment income to average net
 assets.............................................       3.74%                N/A           4.16%           4.34%           4.39%

Ratio of expenses to average net assets.............       1.76%
Ratio of net investment income to average net
 assets.............................................       3.52%



(2) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(3) Non-Annualized

N/A = not applicable


                   See Financial Statements and Notes Thereto

------------------------------------------------------------------------------
THE FUNDS
------------------------------------------------------------------------------


  Van Kampen American Capital Insured Tax Free Income Fund (the "Insured Fund") and Van Kampen American Capital California Insured Tax Free Fund (the "California Insured Fund") are each separate diversified series of the Van Kampen American Capital Tax Free Trust (the "Trust"), an open-end management investment company, commonly known as a "mutual fund." Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.



  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Insured Fund and California Insured Fund (each a "Fund" and collectively the "Funds"). The Adviser or its affiliates also act as investment adviser to other mutual funds distributed by Van Kampen American Capital Distributors, Inc. (the "Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.


------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES
------------------------------------------------------------------------------

  INSURED FUND. The investment objective of the Insured Fund is to provide investors with a high level of current income exempt from federal income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities. All of the municipal securities in the Insured Fund's portfolio, except for investments in tax exempt money market funds as noted below, will be insured as to timely payment of both principal and interest. However, there are market risks inherent in all investments in securities; accordingly there can be no assurance that the Insured Fund will achieve its objective.

  The Insured Fund will generally invest all of its assets in municipal securities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal income tax. See "Municipal Securities." From time to time the Insured Fund temporarily may also invest up to 10% of its assets in tax exempt money market funds. Such instruments will be treated as investments in municipal securities.

  CALIFORNIA INSURED FUND. The investment objective of the California Insured Fund is to provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. All of the municipal securities in the California Insured Fund's portfolio, except for investments in tax exempt money funds as noted below, will be insured as to timely payment of both principal and interest. However, there are market risks inherent in all investments in securities; accordingly there can be no assurance that the California Insured Fund will achieve its objective. THE CALIFORNIA INSURED FUND IS AVAILABLE ONLY TO RESIDENTS OF CALIFORNIA.


  The California Insured Fund will generally invest all of its assets in California municipal securities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal and California income tax. Distribution to corporations subject to the California franchise tax will be included in such corporation's gross income for purposes of determining the California franchise tax. In addition, corporations subject to the California corporate income tax may, in certain circumstances, be subject to such taxes with respect to distributions from the California Insured Fund. Accordingly, an investment in shares of the California Insured Fund may not be appropriate for corporations subject to either tax. See "Municipal Securities" and "Tax Status." From time to time the California Insured Fund temporarily may also invest up to 10% of its assets in California tax exempt money market funds. Such instruments will be treated as investments in municipal securities.

  Investments in the Funds may not be appropriate for all investors. The Funds are not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Funds. Investments in the Funds are intended to be long-term investments and should not be used as trading vehicles.


  Like other mutual funds, financial and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by the Funds' Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem". The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds. In addition, the Year 2000 Problem may adversely affect the issuers of securities in which the Funds may invest which, in turn, may adversely affect net asset values.


------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Tax-exempt municipal securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, certain interstate agencies and certain territories of the United States, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal income tax. Under normal market condi-tions, up to 100% but not less than 80%, of each of the Fund's assets will be invested in such municipal securities. The foregoing is a fundamental policy of each of the Funds and cannot be changed without approval of the shareholders of the respective Fund.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities there are a variety of categories of municipal securities, including fixed and variable rate securities, municipal bonds, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Funds may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest and include securities whose rates vary inversely with changes in market rates of interest. Neither Fund will invest more than 15% of its total assets in derivative municipal securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest, or range floaters or capped floaters whose rates are subject to periodic or lifetime caps. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal securities may not be backed by the faith, credit and taxing power of the issuer. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract or a conditional sales contract. Some municipal securities may not be backed by the faith, credit and taxing power of the issuer. Certain of the municipal securities in which the Funds may invest represent relatively recent innovations in the municipal securities markets. While markets for such recent innovations progress through stages of development, such markets may be less developed than more fully developed markets for municipal securities. A more detailed description of the types of municipal securities in which the Funds may invest is included in each Fund's Statement of Additional Information.

  The net asset value of each of the Funds will change with changes in the value of their respective portfolio securities. Because the Funds will invest primarily in fixed income municipal securities, the net asset value of each of the Funds can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. Volatility may be greater during periods of general economic uncertainty.


  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If any such proposal were to be enacted, the ability of the Funds to pay tax exempt interest dividends might be adversely affected and the Fund would re-evaluate its investment objective and policies and consider changes in its structure.



  INSURED MUNICIPAL SECURITIES. With respect to its investments in municipal securities, each of the Insured Fund and the California Insured Fund may invest only in municipal securities insured under one of the insurance policies meeting the standards described in this Prospectus. See "Insurance." Although each insurer's quality standards may vary from time to time, such insurers generally insure only those municipal securities that are rated at the date of purchase
(1) in the case of long-term debt, in the four highest ratings by Standard and Poor's Ratings Group ("S&P") (AAA, AA, A and BBB) or by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A and Baa); (2) in the case of short-term notes, SP-1+ through SP-2 by S&P or MIG 1 through MIG 4 by Moody's; or (3) in the case of tax-exempt commercial paper, A-1+ through A-2 by S&P or Prime-1 through Prime-2 by Moody's. Such ratings are relative and subjective and are not absolute standards of quality. Any insurer may also insure, and each of the Insured Fund and California Insured Fund may invest in, unrated municipal securities of similar quality, as determined by the Adviser, if such securities meet the insurance standards of such insurer. The Insured Fund and California Insured Fund may invest, without limitation as to rating category, in any securities for which such Funds obtain insurance coverage. For a description of such ratings see the respective Fund's Statement of Additional Information incorporated by reference into this Prospectus.


  SPECIAL CONSIDERATIONS REGARDING CALIFORNIA MUNICIPAL SECURITIES. Investors should be aware of certain factors that might affect the financial condition of the issuers of California municipal securities. With respect to an investment in the

Fund, through popular initiative and legislative activity, the ability of the State of California (the "State") and its local governments to raise money through property taxes and to increase spending has been the subject of considerable debate and change in recent years. Various State Constitutional amendments, for example, have been adopted which have the effect of limiting property tax and spending increases, while legislation has sometimes added to these limitations and has at other times sought to reduce their impact. To date, these Constitutional, legislative and budget developments do not appear to have severely decreased the ability of the State and local governments to pay principal and interest on their obligations. It can be expected that similar types of State legislation or Constitutional proposals will continue to be introduced. The impact of future developments in these areas is unclear.

  From 1990 until 1994, the State experienced the worst economic, fiscal and budget conditions since the 1930's. The recession seriously affected State tax revenues and caused increased expenditures for health and welfare programs. As a result, the State faced several budget imbalances and used up many of its available cash resources. Accordingly, rating agencies have reduced the State's credit ratings several times during recent years.

  Although revenue obligations of the State of California or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that future economic difficulties and the resulting impact on State and local government finances will not adversely affect the market value of the portfolio of the Fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

  More detailed information concerning California municipal securities is included in the California Insured Fund's Statement of Additional Information.

  SELECTION OF INVESTMENTS. The Adviser will buy and sell securities for each Fund's portfolio with a view to seeking a high level of current income exempt from federal income tax and will select securities which the Adviser believes entail reasonable credit risk considered in relation to the particular investment policies of such Fund. As a result, the Funds will not necessarily invest in the highest yielding tax-exempt municipal securities permitted by their respective investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject a Fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. There is no limitation as to the maturity of municipal securities in which a Fund may invest. The Adviser may adjust the average maturity of a Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Other than for tax purposes, frequency of portfolio turnover will generally not be a limiting factor if any of the Funds considers it advantageous to purchase or sell securities. The Funds may have annual portfolio turnover rates in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses or dealer costs than a lower rate, which expenses and costs must be borne by the respective Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains and any distributions resulting from such gains will be taxable. See "Tax Status."


  TEMPORARY DEFENSIVE STRATEGIES. At times conditions in the markets for tax-exempt municipal securities may, in the Adviser's judgment, make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of such Fund's assets. In implementing these "defensive" strategies, a Fund may invest to a substantial degree in high-quality, short-term municipal obligations. If these high-quality, short-term municipal obligations are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, such Fund may invest in taxable obligations. Such taxable obligations may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest grades by either S&P or Moody's; commercial paper rated in the highest grade by either rating service; certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Adviser considers consistent with such strategy.


------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Funds also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risks. Strategic transactions generally will not be treated as investments in tax-exempt municipal securities for purposes of the Funds' 80% investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Funds may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets, to protect such Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of such Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation such Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of such Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that a Fund may use and some of their risks are described more fully in the respective Fund's Statement of Additional Information.

  Income earned or deemed to be earned, if any, by a Fund from its Strategic Transactions will be distributed to its shareholders in taxable distributions. See "Tax Status."


  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Funds may also purchase and sell municipal securities on a when-issued and delayed delivery basis. No income accrues to the Funds on municipal securities in connection with such purchase transactions prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher or lower than yields on the municipal securities obtained pursuant to such transactions. Because the Funds rely on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Funds missing the opportunity of obtaining a price or yield considered to be advantageous. When the Funds are the buyer in such a transaction, however, they will maintain, in a segregated account with their custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Funds will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Funds may sell such securities prior to the settlement date if such sale is considered to be advisable. No specific limitation exists as to the percentage of each Fund's assets which may be used to acquire securities on a when-issued or delayed delivery basis. To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring securities for the respective Fund's portfolio consistent with such Fund's respective investment objectives and policies and not for the purposes of investment leverage. No specific limitation exists as to the percentage of a Fund's assets which may be used to acquire securities on a when-issued or delayed delivery basis.


  OTHER PRACTICES. The Funds have no restrictions on the maturity of municipal bonds in which they may invest. Each Fund will seek to invest in municipal bonds of such maturities that, in the judgment of such Fund and the Adviser, will provide a high level of current income consistent with liquidity requirements and market conditions.

  The Funds may borrow amounts up to 5% of their respective net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of their respective net assets to secure such borrowings.

  A Fund generally will not invest more than 25% of its total assets in any industry, nor will a Fund generally invest more than 5% of its assets in the securities of any single issuer. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. It is nonetheless possible that a Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations if the Advisor determines that the yields available from obligations in a particular segment of the market justified the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment. The Insured Fund reserves the right to invest more than 25% of its assets in industrial development bonds or in issuers located in the same state, although it has no present intention to invest more than 25% of its assets in issuers located in the same state. If the Insured Fund were to invest more than 25% of its assets in issuers located in the same state, it would be more susceptible to adverse economic, business, or regulatory conditions in that state. The California Insured Fund invests primarily in a diversified portfolio of insured California municipal securities.

  ALLOCATION OF BROKERAGE TRANSACTIONS. In effecting purchases and sales of the Funds' portfolio securities, the Adviser and the Funds may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Funds, the Adviser and the Distributor or dealers participating in the offering of the Funds' shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Funds may take into account whether the firm has sold or is selling shares of the Funds.

------------------------------------------------------------------------------
INSURANCE
------------------------------------------------------------------------------


  All of the municipal securities in the portfolios of the Insured Fund and the California Insured Fund will be insured by municipal bond insurers whose claims-paying ability is rated "AAA" by S&P on the date of purchase (e.g. AMBAC Indemnity Corporation). Timely payment of all principal and interest of each municipal security in the portfolios of the Insured Fund and the California Insured Fund either will be pre-insured under a policy obtained for such securities prior to the purchase of the securities by such Funds or will be insured under policies obtained by such Funds to cover otherwise uninsured securities. With respect to municipal securities that are not pre-insured, the Insured Fund and the California Insured Fund have each obtained a mutual fund portfolio insurance policy from a municipal bond insurer whose claims-paying ability is rated "AAA" by S&P. The Insured Fund and the California Insured Fund may obtain portfolio insurance from other insurers in the future. No representation is made as to any insurer's ability to meet its commitments.


  Each insurance policy guarantees the timely payment of all principal and interest on the municipal securities. Each policy provides, in general, that in the event of nonpayment of interest or principal, when due, in respect of an insured municipal security, the insurer is obligated to make such payment not later than 30 days after it has been notified by the respective Fund that such nonpayment has occurred (but not earlier than the date when such payment is due). For these purposes, a payment of principal is due only at scheduled maturity, including required sinking fund payments and mandatory redemptions, of the security and not at any earlier time.

The insurance does not guarantee the market value of the municipal securities or the value of the shares of the Funds.


  More detailed information concerning such insurance policies is included in the respective Fund's Statement of Additional Information.


------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------


  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Funds. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $60 billion under management or supervision. Van Kampen American Capital's more than 50 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital Distributors, Inc.(the "Distributor"), the distributor of the Funds and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen American Capital. Van Kampen American Capital is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc. an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financial and investing; and global custody, securities clearance services and securities lending.



  ADVISORY AGREEMENT. The business and affairs of each of the Funds are managed under the direction of the Board of Trustees of the Trust, of which each Fund is a separate series. Subject to their authority, the Adviser and the respective officers of the Funds supervise and implement the Funds' investment activities and are responsible for overall management of the Funds' business affairs. Each Fund pays the Adviser a fee based upon an annual rate applied to average daily net assets of the respective Fund as follows:


           INSURED FUND                          CALIFORNIA FUND
-----------------------------------    -----------------------------------
  AVERAGE DAILY NET                      AVERAGE DAILY NET
        ASSETS          % PER ANNUM            ASSETS          % PER ANNUM
----------------------  -----------    ----------------------    ------
First $500 million....    0.525%       First $100 million....   0.500%
Next $500 million.....    0.500%       Next $150 million.....   0.450%
Next $500 million.....    0.475%       Next $250 million.....   0.425%
Over $1,500 million...    0.450%       Over $500 million.....   0.400%


  Under its investment advisory agreement with the Adviser, each Fund has agreed to assume and pay the charges and expenses of the Fund's operation, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the 1940 Act of the Adviser, Distributor, ACCESS Investor Services, Inc. ("ACCESS"), Van Kampen American Capital or Morgan Stanley Dean Witter & Co.), the charges and expenses of independent accountants, legal counsel, transfer agent or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by such Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee or to reimburse a Fund for all or a portion of its other expenses.



  PERSONAL INVESTMENT POLICIES. The Funds and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between each Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.


  PORTFOLIO MANAGEMENT. Joseph A. Piraro, a Vice President of the Adviser, has been primarily responsible for the day-to-day management of each Fund's portfolio since May 1992. Mr. Piraro has been employed by the Adviser since May 1992. Prior to May 1992, Mr. Piraro was employed by First Chicago Capital Markets.
------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Funds.

  Each Fund offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or
(b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."


  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor not to accept any order for Class B Shares in an amount of $500,000 or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares or Class C Shares. It is presently the policy of the Distributor not accept any order for Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.


  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and, therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefits of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below).

  Each class of shares represents an interest in the same portfolio of investments of a Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the respective Fund's Rule 12b-1 distribution plan which relate only to such class and (iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution and service fee or subject to the conversion feature will have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution and service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Funds will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."

  The administrative expenses that may be allocated to a specific class of shares will consist of (i) ACCESS' expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(iii) Securities and Exchange Commission (the "SEC") registration fees incurred by a class of shares; (iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the respective Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------

  Shares of the Funds are continuously offered through the Distributor, as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares are also offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). Each of the Funds reserves the right to suspend or terminate the continuous public offering of its shares at any time and without prior notice.

  The Funds' shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or with the Distributor plus any applicable sales charge. Sales personnel of brokers, dealers and financial intermediaries distributing the Funds' shares may receive differing compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Funds generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.


  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediaries for certain services or activities which are primarily intended to result in sales of shares of the Funds. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. In some instances additional compensation or promotional incentives may be offered to brokers, dealers or financial intermediaries that have sold or may sell significant amounts of shares during specified periods of time. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Funds. Such fees paid for such services and activities with respect to a Fund will not exceed in the aggregate 1.25% of the average total daily net assets of such Fund on an annual basis. These programs will not change the price an investor will pay for shares or the amount that the respective Fund will receive from such sale.


CLASS A SHARES


  The public offering price of Class A Shares is their net asset value plus an initial sales charge. The tables below with respect to the Funds show total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between the investor's broker, dealer or financial intermediary and the Distributor. As indicated previously, at the discretion of the Distributor, the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that brokers, dealers and financial intermediaries who receive more than 90% or more of the sales charge may be deemed to be underwriters for purposes of the Securities Act of 1933, as amended.


SALES CHARGE TABLES
------------------------------------------------------------------------------
                                  INSURED FUND
------------------------------------------------------------------------------

                                                                   DEALER
                                                                 CONCESSION
                                                                  OR AGENCY
                                        TOTAL SALES CHARGE       COMMISSION
                                     -------------------------   -----------
                                     PERCENTAGE    PERCENTAGE    PERCENTAGE
        SIZE OF TRANSACTION          OF OFFERING     OF NET      OF OFFERING
         AT OFFERING PRICE              PRICE      ASSET VALUE      PRICE
----------------------------------------------------------------------------
Less than $100,000.................     4.75%         4.99%         4.25%
$100,000 but less than $250,000....     3.75          3.90          3.25
$250,000 but less than $500,000....     2.75          2.83          2.25
$500,000 but less than
  $1,000,000.......................     2.00          2.04          1.75
$1,000,000 or more*................        *             *             *

------------------------------------------------------------------------------
                            CALIFORNIA INSURED FUND
------------------------------------------------------------------------------

                                                                   DEALER
                                                                 CONCESSION
                                                                  OR AGENCY
                                        TOTAL SALES CHARGE       COMMISSION
                                     -------------------------   -----------
                                     PERCENTAGE    PERCENTAGE    PERCENTAGE
        SIZE OF TRANSACTION          OF OFFERING     OF NET      OF OFFERING
         AT OFFERING PRICE              PRICE      ASSET VALUE      PRICE
----------------------------------------------------------------------------
Less than $25,000..................     3.25%         3.36%         3.00%
$25,000 but less than $250,000.....     2.75          2.83          2.50
$250,000 but less than $500,000....     1.75          1.78          1.50
$500,000 but less than
  $1,000,000.......................     1.50          1.52          1.25
$1,000,000 or more*................        *             *             *

------------------------------------------------------------------------------

 * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Funds imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. See "Purchase of Shares -- Deferred Sales Charge Alternatives" for additional information with respect to CDSCs.

QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.


  Investors, or their authorized dealers, must notify the respective Fund at the time of the purchase order whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.



  A person eligible for a reduced sales charge includes an individual, his or her spouse and minor children under 21 years of age and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary purchasing for a single trust or for a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.



  As used herein, "Participating Funds" refers to certain open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and distributed by the Distributor as determined from time to time by the Fund's Board of Trustees.


  VOLUME DISCOUNTS. The size of investment shown in the preceding sales charge tables applies to the total dollar amount being invested by any person at any one time in Class A Shares of a Fund, or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.

  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding sales charge tables may also be determined by combining the amount being invested in Class A Shares of a Fund with other shares of such Fund and shares of Participating Funds, plus the current offering price of all shares of such Fund and other Participating Funds which have been previously purchased and are still owned.


  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding sales charge tables. The size of investment shown in the preceding sales charge table includes the amount of intended purchases of Class A Shares of a Fund with other shares of such Fund and shares of the Participating Funds plus the value of all shares of such Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the sales charge applicable to the purchases made and the sales charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.

OTHER PURCHASE PROGRAMS

  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit investment trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the respective Fund or the Distributor. The Funds reserve the right to modify or terminate these arrangements at any time.

  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. Each of the Funds permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of such Fund at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by such Fund and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer, financial intermediary or the Distributor.


  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the respective Fund during each distribution period by all investors who choose to invest in such Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.


  As further requirements for obtaining these special benefits, the respective Fund also requires that all dividends and other distributions by such Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Fund reserves the right to modify or terminate this program at any time.


  NAV PURCHASE OPTIONS. Class A Shares of a Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by such Fund, by:



  (1) Current or retired trustees or directors of funds advised by the Adviser or Asset Management, Inc. and such persons' families and their beneficial accounts.



  (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser, and such persons' families and their beneficial accounts.



  (3) Directors, officers, employees and, when permitted, registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees, provided that such purchases are otherwise permitted by such institutions.



  (4) Registered investment advisers who charge a fee for their services, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. The Distributor may pay Participating Dealers through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period.



  (5) Trustees and other fiduciaries purchasing shares for retirement plans which invest in multiple fund families through broker-dealer retirement plan alliance programs that have entered into agreements with the Distributor and which are subject to certain minimum size and operational requirements. Trustees and other fiduciaries should refer to the Statement of Additional Information for further detail with respect to such alliance programs.



  (6) Beneficial owners of shares of a Participating Fund held by a retirement plan or held in a tax-advantaged retirement account who purchase shares of the Fund with proceeds from distributions from such a plan or retirement account other than distributions taken to correct an excess contribution.



  (7) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.



  (8) Trusts created under pension, profit sharing or other employee benefit plans qualified under Section 401(a) of the Code, or custodial accounts held by a bank created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code and assets held by an employer or trustee in connection with an eligible deferred compensation plan under Section 457 of the Code. Such plans will qualify for purchases at net asset value provided, for plans initially establishing accounts with the Distributor in the Participating Funds after February 1, 1997, that (1) the initial amount invested in the Participating Funds is at least $500,000 or (2) such shares are purchased by an employer sponsored plan with more than 100 eligible employees. Such plans that have been established with a Participating Fund or have received proposals from the Distributor prior to February 1, 1997 based on net asset value purchase privileges previously in effect will be qualified to purchase shares of the Participating Funds at net asset value for accounts established on or before May 1, 1997. Section 403(b) and similar accounts for which Van Kampen American Capital Trust Company served as custodian will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees, except under certain uniform criteria established by the Distributor from time to time. A commission will be paid on the foregoing purchases as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million and 0.25% on the excess over $50 million.


  (9) Individuals who are members of a "qualified group". For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and other Participating Funds, (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economics of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a CDSC of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

The term "families" includes a person's spouse, children under 21 years of age and grandchildren, parents, and a person's spouse's parents.

  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with ACCESS, the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. Authorized brokers, dealers or financial intermediaries will be paid a service fee of described herein under "Distribution and Service Plans" on purchases made as described in
(3) through (9) above. The Funds may terminate, or amend the terms of, offering shares of the Funds at net asset value to such groups at any time.


DEFERRED SALES CHARGE ALTERNATIVES


  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are sold without an initial sales charge so that the Funds may invest the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the CDSC Shares out of its own assets, and not out of the assets of the respective Fund, at a percentage rate of the dollar value of the CDSC Shares purchased from such Fund by such brokers, dealers and financial intermediaries, which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million; (ii) 4.00% with respect to Class B Shares of the Insured Fund; (iii) 3.00% with respect to Class B Shares of the California Insured Fund; and (iv) 1.00% with respect to Class C Shares of each Fund. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the respective Fund will receive from such sale.


  CDSC Shares redeemed within a specified period of time generally will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the CDSC will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchase of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.

  Proceeds from the CDSC and the distribution fee applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the respective Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents for selling such shares. The combination of the CDSC and the distribution fees facilitates the ability of the respective Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.

  In determining whether a CDSC is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of CDSC Shares held longest during the period of time that a CDSC is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value per share since the time of purchase.

  To provide an example, assume an investor purchased 100 Class B Shares of the Insured Fund (as set forth below) at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.75% (the applicable rate in the second year after purchase).

  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the respective Fund may impose a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

  CLASS B SHARES. Class B Shares redeemed within the number of years of purchase set forth below generally will be subject to a CDSC at the rates set forth below, charged as a percentage of the dollar amount subject thereto:

------------------------------------------------------------------------------
INSURED FUND
------------------------------------------------------------------------------

                                            CONTINGENT DEFERRED
                                             SALES CHARGE AS A
                                               PERCENTAGE OF
                                               DOLLAR AMOUNT
YEAR SINCE PURCHASE                          SUBJECT TO CHARGE
-------------------                         -------------------
      First................................        4.00%
      Second...............................        3.75%
      Third................................        3.50%
      Fourth...............................        2.50%
      Fifth................................        1.50%
      Sixth................................        1.00%
      Seventh and after....................        0.00%

------------------------------------------------------------------------------
CALIFORNIA INSURED FUND
------------------------------------------------------------------------------

                                            CONTINGENT DEFERRED
                                             SALES CHARGE AS A
                                               PERCENTAGE OF
                                               DOLLAR AMOUNT
YEAR SINCE PURCHASE                          SUBJECT TO CHARGE
-------------------                         -------------------
      First................................         3.0%
      Second...............................         2.5%
      Third................................         2.0%
      Fourth...............................         1.0%
      Fifth and after......................         0.0%

  The CDSC generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services -- Systematic Withdrawal Plan."


  CLASS C SHARES. Class C Shares of each Fund redeemed within the first twelve months of purchase generally will be subject to a CDSC of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a CDSC.



  CONVERSION FEATURE. Class B Shares of each Fund purchased on or after June 1, 1996 and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares of the Insured Fund purchased before June 1, 1996, and any dividend reinvestment shares received thereon, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. Class B Shares of the California Insured Fund purchased before June 1, 1996, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. Class C Shares of each Fund purchased before January 1, 1997, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The conversion schedule applicable to a share acquired through the exchange privilege is determined by reference to the Participating Fund from which such share originally was purchased. The conversion of such shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution fees and transfer agency costs with respect to such shares does not result in a Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) that the conversion of such shares does not constitute a taxable event under federal income tax law. The conversion may be suspended if such an opinion is no longer available and such shares might continue to be subject to the higher aggregate Fees applicable to such class of shares for an indefinite period.



  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of Class B Shares and Class C Shares: (i) following the death or disability (as defined in the Code) of a shareholder; (ii) in connection with required minimum distributions from an IRA or another retirement plan; (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account; (iv) in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of such shares; and (v) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The CDSC also is waived on redemptions of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 180 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE


  The net asset value per share of each of the Funds is determined by calculating the total value of such Fund's assets, deducting its total liabilities, and dividing the result by the number of shares of such Fund outstanding. The net asset value is computed once daily as of 5:00 p.m. Eastern time, Monday through Friday, except on customary business holidays, and except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in such Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. Each of the Funds reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable.

  Fixed income securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Trustees of the Trust, of which each Fund is a separate series. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost when amortized cost is determined in good faith by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Other assets are valued at fair value as determined in good faith by or under direction of the Trustees. The net asset values per share of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different classes of shares may differ.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  Each of the Funds offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the respective Fund at any time.


  INVESTMENT ACCOUNT. ACCESS, transfer agent for the Funds and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which the investor's shares of the Fund are held by ACCESS. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder who has an account in any of the Participating Funds will receive quarterly statements from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.


  SHARE CERTIFICATES. Generally, the Funds will not issue share certificates. However, upon written or telephone request to the respective Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of such Fund. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City,

MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.


  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the respective Fund. Such shares are acquired at net asset value per share (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Funds."



  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to debit a bank account on a regular basis to invest pre-determined amounts in the respective Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.



  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the respective Fund invested into shares of the same class of any Participating Fund so long as a pre-existing account for such class of shares exists for such shareholder. If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.



  EXCHANGE PRIVILEGE. Shares of a Fund may be exchanged for shares of the same class of any Participating Fund based on the next computed net asset value of each fund after requesting the exchange without any sales charge, subject to certain limitations. Shareholders seeking an exchange into a Participating Fund should obtain and read a current prospectus for such Participating Fund. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.



  To be eligible for exchange, shares of a Fund must have been registered in the shareholder's name for at least 30 days. Shares of a Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. It is the policy of the Adviser under normal circumstances not to approve such requests.


  Class A Shares of Van Kampen American Capital funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into a Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of a Fund.


  When Class B Shares and Class C Shares are exchanged among Participating Funds, the holding period for purposes of computing the CDSC is based upon the date of the initial purchase of such shares from a Participating Fund. If such Class B or Class C Shares are redeemed and not exchanged for shares of another Participating Fund, such Class B or Class C Shares are subject to the CDSC schedule imposed by the Participating Fund from which such shares were originally purchased.



  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is carried over and included in the tax basis of the shares acquired.



  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 341-2911 ((800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Funds employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the respective Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the respective Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund, an exchanging shareholder must file a specific written request. Each of the Funds reserves the right to reject any order to acquire shares through exchange. In addition, each of the Funds may modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.

  A prospectus of any of these mutual funds may be obtained from any broker, dealer or financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.

  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.

  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment at the time the election to participate in the plan is made.


  Under the plan, sufficient shares of a Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with the purchase of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. Any gain or loss realized by the shareholders upon the redemption of shares is a taxable event.



  CHECK WRITING PRIVILEGE. A Class A shareholder holding shares of the Funds for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company (the "Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.



  When a check is presented to the Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."


  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the respective Fund or the Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks. See the Statements of Additional Information for further information regarding the establishment of the privilege.



  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of ACH. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.



  INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the internet. Please refer to our web site at www.vkac.com for further instruction. VKAC and the Funds employ procedures considered by them to be reasonable to confirm that instructions communicated through the internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon internet instructions and providing written confirmation of instructions communicated through the internet. If reasonable procedures are employed, neither VKAC nor the Funds will be liable for following instructions through the internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.


------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the respective Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P. O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the respective Fund.


  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 120 days must accompany the redemption request.



  In the case of redemption requests sent directly to ACCESS, the redemption price is the net asset value per share next determined after the request is received. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, which may take up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.


  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.


  TELEPHONE REDEMPTION REQUESTS. Each of the Funds permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the respective Fund at (800) 341-2911 ((800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Funds employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the respective Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the respective Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the respective Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.



  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check ordinarily will be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire ordinarily will be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. Each of the Funds reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.

  GENERAL REDEMPTION INFORMATION. The respective Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption will be given and the shareholder will be given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.



  REDEMPTION UPON DEATH OR DISABILITY. The Funds will waive the CDSC on redemptions following the death or disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Funds do not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the CDSC on Class B Shares and Class C Shares.



  In cases of death or disability, the CDSCs on Class B Shares and Class C Shares will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.


  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the respective Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of such Fund. Holders of Class C Shares who have redeemed shares of the respective Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of such Fund with credit given for any CDSC paid upon such redemption. Such reinstatement is made at the net asset value (without sales charge except as described under "Shareholder Services -- Exchange Privilege") next determined after the order is received, which must be within 180 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.

------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS
------------------------------------------------------------------------------

  Each of the Funds has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. Each of the Funds also has adopted a service plan (the "Service Plan") with respect to each class of shares. The Distribution Plan and Service Plan of each Fund provide that the respective Fund may spend a portion of such Fund's average daily net assets attributable to each class of its shares in connection with the distribution of respective class of shares and in connection with the provision of ongoing services to shareholders of each class. Each Distribution Plan and Service Plan is being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers and financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.

  CLASS A SHARES. Each of the Funds may spend an aggregate amount up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the respective Fund pursuant to its Distribution Plan and Service Plan. From such amount, the respective Fund may spend up to 0.25% per year of the average daily net assets attributable to its Class A Shares pursuant to its Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts. Each of the Funds pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense.

  CLASS B SHARES. Each of the Funds may spend up to 0.75% per year of the average daily net assets attributable to the Class B Shares of the respective Fund pursuant to the Distribution Plan. In addition, each of the Funds may spend up to 0.25% per year of such Fund's average daily net assets attributable to the Class B Shares of the respective Fund pursuant to its Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  CLASS C SHARES. Each of the Funds may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the respective Fund pursuant to the Distribution Plan. From such amount, each of the Funds, or the Distributor as agent for the respective Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the respective Fund's average daily net assets attributable to Class C Shares maintained in such Fund more than one year by such broker's, dealer's or financial intermediary's customers. Each of the Funds pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense. In addition, each of the Funds may spend up to 0.25% per year of the average daily net assets attributable to the Class C Shares of the respective Fund pursuant to its Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.


  The Distributor's actual expenses with respect to a class of CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to such class of CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the CDSC. In such event, with respect to any such class of CDSC Shares, any unreimbursed expenses will be carried forward and paid by the respective Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Funds do not impose any limit with respect to the number of years into the future that such unreimbursed expenses may be carried forward (on a fund level basis). Because such expenses are accounted on a fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. As of December 31, 1997, there were $946,949 and $6,586 of unreimbursed distribution expenses with respect to Class B Shares and Class C Shares, respectively of the Insured Fund, representing 1.35% and less than 0.12% of the Insured Fund's net assets attributable to Class B Shares and Class C Shares, respectively. As of December 31, 1997, there were $549,045 and $9,976 of unreimbursed distribution expenses with respect to Class B Shares and Class C Shares, respectively of the California Insured Fund, representing 1.77% and less than 0.26% of the California Insured Fund's net assets attributable to Class B Shares and Class C Shares, respectively. If the Distribution Plan was terminated or not continued, the Funds would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through CDSCs.


  Because each of the Funds is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the CDSC applicable to a particular class of shares to defray distribution-related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Funds' shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Funds would seek alternate providers and expect that shareholders would not experience any disadvantage.


------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUNDS
------------------------------------------------------------------------------

  Each Fund's policy is to declare daily and pay monthly distributions of all or substantially all net investment income of such Fund. Each Fund's net recognized investment income consists of all of its respective interest income, dividends and other ordinary income earned by such Fund on its portfolio assets, less all expenses of such Fund. Expenses of the Funds are accrued each day. Net long- and short-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee, service fee, or, where applicable, the conversion feature will be lower than distributions with respect to a class of shares subject to a lower distribution fee, service fee, or not subject to the conversion feature.

  Investors will be entitled to begin receiving dividends on their shares on the business day after ACCESS receives payments for such shares. However, shares become entitled to dividends on the day ACCESS receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.

  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.


  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. Each Fund automatically will credit dividend distributions and any net long-term capital gain distributions to a shareholder's account in additional shares of the respective Fund valued at net asset value, without a sales charge. Unless a shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. See "Shareholder Services -- Reinvestment Plan."


------------------------------------------------------------------------------
TAX STATUS
------------------------------------------------------------------------------


  FEDERAL INCOME TAXATION OF THE FUNDS. Each fund has elected and qualified and intends to continue to qualify each year to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, each Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.



  If each fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on any income distributed to shareholders. Each Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. Neither fund will be subject to federal income tax on any net capital gains distributed to shareholders.



  In order to avoid a 4% excise tax, each Fund will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Funds will be treated as having been distributed.



  If either Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, such Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, such Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if a Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, such Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.


  Certain of each Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of such Fund and affect the holding period of the securities held by such Fund and the character of the gains or losses realized by the Fund. These provisions may also require each Fund to recognize income or gain without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. Each Fund will monitor their transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent its disqualification as a regulated investment company.



  Investments of a Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, a Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, a Fund may have to dispose of securities that they would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.



  DISTRIBUTIONS. Each Fund intends to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by a Fund from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of municipal securities.



  Certain limitations on the use and investment of the proceeds of state and local government bonds and other funds must be satisfied in order to maintain the exclusion from gross income for interest on such bonds. These limitations generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


  Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by a Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of such Fund receiving dividends during such year.


  Interest on certain "private-activity bonds" is an item of tax preference subject to the alternative minimum tax on individuals and corporations. Each Fund invests a portion of its assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in either Fund could cause such Fund's shareholders to be subject to (or result in an increased liability under) the alternative minimum tax. Per capita volume limitations on certain private-activity bonds could limit the amount of such bonds available for investment by each Fund.


  Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.


  Although exempt-interest dividends generally may be treated by shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain this exclusion if the shareholder would be treated as a "substantial user" (or a "related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by either Fund, or by the Trust if it is required to qualify as a regulated investment company as described below. "Substantial user" is defined under U.S. Treasury regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed 5% of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.



  While each Fund expects that a major portion of its net investment income will constitute tax-exempt interest, a significant portion may consist of investment company taxable income. Distributions of each Fund's net investment company taxable income are taxable to shareholders as ordinary income to the extent of such Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of each Fund's net capital gains ("capital gain dividends"), if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of such Fund have been held by such shareholders. Distributions in excess of each Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). For a summary of the tax rates applicable to capital gains (including capital gain dividends), see "Capital Gains Rates Under the 1997 Tax Act" below. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. Tax-exempt shareholders not subject to federal income tax on their income generally will not be taxed on distributions from the Funds.



  Shareholders receiving distributions in the form of additional shares issued by a Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.



  Each Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends designated as exempt-interest dividends cannot exceed the amount of interest exempt from tax under Section 103 of the Code received by either Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are exempt-interest dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of each Fund's income that was tax exempt during the period covered by the dividend. Fund distributions generally will not qualify for the dividends received deduction for corporations.



  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by a Fund and received by the shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of a Fund may be "spilled back" and treated as paid by such Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.



  Each Fund is required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to such Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications or who are otherwise subject to backup withholding.



  SALE OF SHARES. The sale of shares (including transfers in connection with a redemption or repurchase of shares) will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such shares have been held for more than one year. For a summary of the tax rates applicable to capital gains, see

"Capital Gains Rates Under the 1997 Tax Act" below. Any loss recognized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. Any short-term capital loss on the sale or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.



  CAPITAL GAINS RATES UNDER THE 1997 TAX ACT. Under the Taxpayer Relief Act of 1997 (the "1997 Tax Act"), the maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for capital assets held for one year or less, (ii) 28% for capital assets held for more than one year but not more than 18 months and (iii) 20% for capital assets held for more than 18 months. The maximum net capital gains tax rate for corporations remains at 35%. The tax rates for capital gains described above will apply to distributions of capital gain dividends by the Fund (if, as expected, the Fund designates capital gain dividends as 28% rate gain distributions or 20% rate gain distributions, in accordance with its holding periods for the securities sold that generated such capital gain dividends) as well as to sales and exchanges of shares in the Fund. With respect to capital losses recognized on dispositions of shares held six months or less where such losses are treated as long-term capital losses to the extent of prior distributions of capital gain dividends received on such shares (see "Sale of Shares" above), it is unclear how such capital losses offset the capital gains referred to above. Shareholders should consult their own tax advisers as to the application of the new capital gains rates to their particular circumstances.



  CALIFORNIA TAX STATUS. Under existing California income tax law, if at the close of each quarter of the California Insured Fund's taxable year at least 50% of the value of its total assets consists of obligations that, when held by individuals, pay interest that is exempt from tax under California law, shareholders of the California Insured Fund who are subject to the California personal income tax will not be subject to such tax on distributions with respect to their shares of the California Insured Fund to the extent that such distributions are attributable to such tax-exempt interest from such obligations (less expenses applicable thereto). If such distributions are received by a corporation subject to the California franchise tax, however, the distributions will be includable in its gross income for purposes of determining its California franchise tax. Corporations subject to the California corporate income tax may be subject to such taxes with respect to distributions from the California Insured Fund. Accordingly, an investment in shares of the California Insured Fund may not be appropriate for corporations subject to either tax. Under California personal property tax law, securities owned by the California Insured Fund and any interest thereon are exempt from such personal property tax.

Any proceeds paid to the California Insured Fund under the insurance policy which represents matured interest on defaulted obligations should be exempt from California personal income tax if, and to the same extent as, such interest would have been exempt if paid by the issuer of such defaulted obligations. Recent amendments to California tax laws substantially incorporate those provisions of the Code governing the treatment of regulated investment companies.


  GENERAL. The federal and California income tax discussions set forth above are for general information only. Prospective investors should consult their tax advisers regarding the specific federal and California tax consequences of purchasing, holding and disposing of shares as well as the effects of other state, local and foreign tax laws.


------------------------------------------------------------------------------
FUND PERFORMANCE
------------------------------------------------------------------------------

  From time to time advertisements and other sales materials for each respective Fund may include information concerning the historical performance of such Fund. Any such information will include the average total return of such Fund calculated on a compounded basis for specified periods of time. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of a Fund's shares. In lieu of or in addition to total return and yield calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc. or nationally recognized financial publications.

  The yield quotations are determined for each class of a Fund's shares on a monthly basis with respect to the immediately preceding 30 day period. Yield is computed by dividing the respective Fund's net investment income per share earned during such 30 day period by such Fund's maximum offering price per share on the last day of such period. Net investment income per share for a class of shares is determined by taking the interest earned by the respective Fund during the period and allocable to the class of shares, subtracting the expenses (net of reimbursements) accrued for the period and allocable to the class of shares, and dividing the result by the product of (a) the average daily number of such class of shares of the respective Fund outstanding during the period that were entitled to receive dividends and (b) such Fund's maximum offering price per share on the last day of the period. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of a Fund's yield. A tax-equivalent yield quotation for a 30 day period as described above is computed for each class of a Fund's shares by dividing that portion of the yield of such Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of such Fund's yield, if any, that is not tax-exempt.

  The average compounded total return for each class of a Fund's shares is calculated by determining the redemption value at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a class of shares of such Fund (less the maximum sales charge) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage.

  Total return figures utilized by each Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.

  Each of the Funds may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of such Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in such Fund at a given time, including or excluding any applicable sales charge as indicated, deducting the respective Fund's maximum sales charge, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage.

  From time to time either Fund may include in its supplemental sales literature and shareholder reports a quotation of the current "distribution rate" for the respective Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate is determined by annualizing the distributions per share for a stated period and dividing the result by the public offering price for the same period. It differs from yield, which is a measure of the income actually earned by a Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of a Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by a Fund. Distribution rates will be calculated separately for each class of a Fund's shares.


  From time to time, a Fund may compare its performance to certain securities and unmanaged indices which may have different risk/reward characteristics than such Fund. Such characteristics may include, but are not limited to, tax features, guarantees, insurance and the fluctuation of principal and/or return. In addition, from time to time, a Fund may utilize sales literature that includes hypotheticals.


  Further information about the respective Fund's performance is contained in its Annual Report and Semi-Annual Report each of which can be obtained without charge by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired).


------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.


  Shareholders will receive annual and semiannual reports with financial statements, as well as proxy statements for shareholders' meetings, if any. Each Fund is a separate series of the Trust, a Delaware business trust. The Insured Fund was originally organized as a Maryland corporation under the name Van Kampen Merritt Insured Tax Free Fund Inc., was subsequently reorganized into a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust, under the name Van Kampen Merritt Insured Tax Free Income Fund as of February 22, 1988 and was again reorganized as a series of the Trust on July 31, 1995. The California Insured Fund was organized under the name Van Kampen Merritt California Insured Tax Free Fund as a sub-trust of Van Kampen Merritt Tax Free Fund and was reorganized as a series of the Trust on July 31, 1995 and adopted its current name at that time. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Funds to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information of each Fund.



  Each Fund's fiscal year end is December 31. Each of the Funds send to their shareholders, at least semi-annually, reports showing the respective Fund's portfolio and other information. An annual report, containing financial statements audited by independent public accountants, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE
NUMBER--(800) 341-2911.

PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)
DIAL (800) 421-2833

FOR AUTOMATED TELEPHONE
SERVICES DIAL (800) 847-2424.
VAN KAMPEN AMERICAN CAPITAL
INSURED TAX FREE INCOME FUND

VAN KAMPEN AMERICAN CAPITAL
CALIFORNIA INSURED TAX FREE FUND

One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser
VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor
VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent
ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital
     Insured Tax Free Income Fund
     or Van Kampen American Capital
     California Insured Tax Free Fund

Custodian
STATE STREET BANK AND
TRUST COMPANY
225 West Franklin Street, P.O. Box 1713
Boston, MA 02105-1713
Attn: Van Kampen American Capital
     Insured Tax Free Income Fund
     or Van Kampen American Capital
     California Insured Tax Free Fund

Legal Counsel
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, IL 60606

Independent Accountants
KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

 ------------------------------------------------------------------------------

                                INSURED TAX FREE
                                  INCOME FUND
 ------------------------------------------------------------------------------
                               CALIFORNIA INSURED
                                 TAX FREE FUND
 ------------------------------------------------------------------------------

                              P R O S P E C T U S

                                 APRIL 30, 1998


------       ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH
                          VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL
                             MUNICIPAL INCOME FUND
------------------------------------------------------------------------------


    Van Kampen American Capital Municipal Income Fund (the "Fund") is a separate diversified mutual fund, organized as a series of Van Kampen American Capital Tax Free Trust. The Fund's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of tax-exempt municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard and Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). Up to 20% of the Fund's total assets may consist of tax-exempt municipal securities rated below investment grade (but not rated lower than B- by S&P or B3 by Moody's) and unrated tax-exempt municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations. Municipal securities in which the Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. See "Municipal Securities." The Fund may invest a substantial portion of its assets in municipal securities that pay interest that is subject to the alternative minimum tax. There is no assurance that the Fund will achieve its investment objective.



    The investment adviser for the Fund is Van Kampen American Capital Investment Advisory Corp. (the "Adviser"). This Prospectus sets forth the information about the Fund that a prospective investor should know before investing in the Fund. Please read it carefully and retain it for future reference. The address of the Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and its telephone number is (800) 421-5666.

                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



    A Statement of Additional Information, dated April 30, 1998, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Fund's Statement of Additional Information may be obtained without charge by calling (800) 421-5666 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related Fund materials at the SEC's internet web site (http://www.sec.gov).

                               ------------------
                         VAN KAMPEN AMERICAN CAPITAL SM
                               ------------------

                    THIS PROSPECTUS IS DATED APRIL 30, 1998.

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                                PAGE
                                                                ----
Prospectus Summary..........................................      3
Shareholder Transaction Expenses............................      6
Annual Fund Operating Expenses and Example..................      7
Financial Highlights........................................      9
The Fund....................................................     11
Investment Objective and Policies...........................     11
Municipal Securities........................................     13
Investment Practices........................................     16
Special Considerations Regarding the Fund...................     19
Investment Advisory Services................................     21
Alternative Sales Arrangements..............................     22
Purchase of Shares..........................................     24
Shareholder Services........................................     34
Redemption of Shares........................................     39
Distribution and Service Plans..............................     42
Distributions from the Fund.................................     44
Tax Status..................................................     45
Fund Performance............................................     50
Description of Shares of the Fund...........................     51
Additional Information......................................     52


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------

THE FUND. Van Kampen American Capital Municipal Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), an open-end management investment company organized as a Delaware business trust. See "The Fund."

MINIMUM PURCHASE. $500 minimum initial investment for each class of shares and $25 minimum subsequent investment for each class of shares (or less as described under "Purchase of Shares").

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.


INVESTMENT POLICY. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of tax-exempt municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard and Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") in the case of long-term obligations, and have equivalent ratings in the case of short-term obligations. Up to 20% of the Fund's total assets may be invested in tax-exempt municipal securities rated, at the time of investment, between BB and B-(inclusive) by S&P or between Ba and B3 (inclusive) by Moody's (or equivalently rated short-term obligations) and unrated tax-exempt municipal securities that the Fund's investment adviser believes are of comparable quality. See "Special Considerations Regarding the Fund."



  Municipal securities in which the Fund may invest include fixed and variable rate securities, municipal notes, municipal leases, tax exempt commercial paper, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined herein) in which the Fund may engage. The Fund may invest up to 15% of its total assets in derivative variable rate securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest or range or capped floaters, whose rates are subject to periodic or lifetime caps. There is no assurance that the Fund will achieve its investment objective. Debt securities rated below investment grade are commonly referred to as "junk bonds." The net asset value per share of the Fund may increase or decrease depending on changes in interest rates and other factors affecting the municipal credit markets. See "Investment Objective and Policies."


INVESTMENT PRACTICES. The Fund also may use various investment techniques including engaging in risk management transactions and entering into when-issued or delayed delivery transactions and various strategic transactions. Such transactions entail certain risks. See "Municipal Securities" and "Investment Practices." The Fund may invest a substantial portion of its assets in municipal securities that pay interest that is subject to the federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. See "Tax Status."

INVESTMENT RESULTS. The investment results of the Fund are shown in the table of "Financial Highlights."

ALTERNATIVE SALES ARRANGEMENTS. The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund. To assist investors in making this determination, the table under the caption "Annual Fund Operating Expenses and Example" sets forth examples of the charges applicable to each class of shares.


  The Fund offers three classes of its shares which may be purchased at a price equal to their net asset value per share plus sales charges which, at the election of the investor, may be imposed either (i) at the time of purchase ("Class A Shares") or (ii) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares," and "Class C Shares"). Class A Share accounts over $1 million, Class B Shares and Class C Shares sometimes are referred to herein collectively as "CDSC Shares."



  Class A Shares. Class A Shares are subject to an initial sales charge equal to 4.75% of the public offering price (4.99% of the net amount invested), reduced on investments of $100,000 or more. Class A Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets attributable to the Class A Shares. Certain purchases of Class A Shares qualify for reduced or no initial sales charges and may be subject to a contingent deferred sales charge ("CDSC").


  Class B Shares. Class B Shares do not incur a sales charge when they are purchased, but are subject to a sales charge if redeemed within six years of purchase. Class B Shares are subject to a CDSC equal to 4.00% of the lesser of the then current net asset value or the original purchase price on Class B Shares redeemed during the first year after purchase, which charge is reduced each year thereafter. Class B Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's average daily net assets attributable to the Class B Shares. Class B Shares automatically convert to Class A Shares eight years after the end of the calendar month in which the investor's order to purchase was accepted, in the circumstances and subject to the qualifications described in this Prospectus.

  Class C Shares. Class C Shares do not incur a sales charge when they are purchased, but are subject to a sales charge if redeemed within the first year after purchase. Class C Shares are subject to a CDSC equal to 1.00% of the lesser of the then current net asset value or the original purchase price on Class C Shares redeemed within the first year after purchase. Class C Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class C Shares.

REDEMPTION. Class A Shares may be redeemed at net asset value, without charge, subject to conditions set forth herein. CDSC Shares may be redeemed at net asset value less a deferred sales charge which will vary among each class of CDSC Shares and with the length of time a redeeming shareholder has owned such shares. CDSC Shares redeemed after the expiration of the CDSC period applicable to the respective class of CDSC Shares will not be subject to a deferred sales charge. See "Redemption of Shares."

INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser.

DISTRIBUTOR. Van Kampen American Capital Distributors, Inc. (the "Distributor") distributes the Fund's shares.

DISTRIBUTIONS FROM THE FUND. Distributions from net investment income are declared daily and paid monthly; net realized capital gains, if any, are distributed annually. Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount except that the different distribution and service fees and administrative expenses relating to each class of shares will be borne exclusively by the respective class of shares. See "Distributions from the Fund."

  The foregoing is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

                                CLASS A         CLASS B         CLASS C
                                SHARES           SHARES          SHARES
                                -------         -------         -------
Maximum sales charge imposed
  on purchases (as a
  percentage of the offering
  price)....................    4.75%(1)          None            None
Maximum sales charge imposed
  on reinvested dividends
  (as a percentage of the
  offering price)...........     None           None(3)         None(3)
Deferred sales charge (as a
  percentage of the lesser
  of the original purchase
  price or redemption
  proceeds).................    None(2)           Year            Year
                                                1--4.00%        1--1.00%
                                                  Year        After--None
                                                2--3.75%
                                                  Year
                                                3--3.50%
                                                  Year
                                                4--2.50%
                                                  Year
                                                5--1.50%
                                                  Year
                                                6--1.00%
                                              After--None
Redemption fees (as a
  percentage of amount
  redeemed).................     None             None            None
Exchange fees...............     None             None            None

------------------------------------------------------------------------------
(1) Reduced on investments of $100,000 or more. See "Purchase of Shares -- Class A Shares."

(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class A Share Purchases of $1 Million or More."


(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred by the Distributor on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
------------------------------------------------------------------------------


                                          CLASS A       CLASS B       CLASS C
                                          SHARES        SHARES        SHARES
                                          -------       -------       -------
Management Fees (as a percentage of
  average daily net assets).............    0.48%         0.48%         0.48%
12b-1 Fees (as a percentage of average
  daily net assets)(1)..................    0.24%         1.00%(2)      1.00%(2)
Other Expenses (as a percentage of
  average daily net assets).............    0.17%         0.17%         0.18%
Total Expenses (as a percentage of
  average daily net assets).............    0.89%         1.65%         1.66%


------------------------------------------------------------------------------

(1) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25%, if any, represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker-dealers as sales compensation.


(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted as a fund-level expense by the rules of the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE:


                                               ONE    THREE   FIVE     TEN
                                               YEAR   YEARS   YEARS   YEARS
                                               ----   -----   -----   -----
You would pay the following expenses on a
  $1,000 investment, assuming (i) an
  operating expense ratio of 0.89% for Class
  A Shares, 1.65% for Class B Shares and
  1.65% for Class C Shares, (ii) 5.00%
  annual return and (iii) redemption at the
  end of each time period:
  Class A Shares............................   $56     $75    $ 94    $152
  Class B Shares............................   $57     $87    $105    $175*
  Class C Shares............................   $27     $52    $ 90    $197
You would pay the following expenses on the
  same $1,000 investment assuming no
  redemption at the end of each period:
  Class A Shares............................   $56     $75    $ 94    $152
  Class B Shares............................   $17     $52    $ 90    $175*
  Class C Shares............................   $17     $52    $ 90    $197


------------------------------------------------------------------------------

* Based on conversion to Class A Shares after eight years.


  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years and is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required by the SEC to utilize a 5.00% annual return assumption. As Fund assets increase, the fees waived or expenses reimbursed by the Adviser are expected to decrease. Accordingly, it is unlikely that future expenses as projected will remain consistent with those determined based on the "Annual Fund Operating Expenses" table. The ten year amount with respect to Class B Shares of the Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion of Class A Shares. Class B shares acquired through the exchange privilege are subject to the CDSC schedule relating to the Class B Shares of the Fund from which the purpose of Class B was originally made. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (for a share outstanding throughout the periods)

--------------------------------------------------------------------------------


The following schedule presents financial highlights for one Class A Share, one Class B Share and one Class C Share of the Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their report thereon appears in the Fund's related Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the related Statement of Additional Information.


                                                                        CLASS A SHARES
                                    ---------------------------------------------------------------------------------------

                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        1997           1996           1995           1994           1993           1992
                                    ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of the
 Period............................   $15.267        $15.549        $14.261        $16.164        $15.310        $15.071
 Net Investment Income.............      .852           .898           .874           .886           .964          1.041
 Net Realized and Unrealized
   Gain/Loss.......................      .500          (.298)         1.296         (1.907)          .862           .374
                                      -------        -------        -------        -------        -------        -------
Total from Investment Operations...     1.352           .600          2.170         (1.021)         1.826          1.415
                                      -------        -------        -------        -------        -------        -------
 Less Distributions from Net
   Investment Income(1)............      .852           .882           .882           .882           .972          1.044
 Distributions from and in Excess
   of Net Realized Gains(1)........         0              0              0           .000           .000           .132
                                      -------        -------        -------        -------        -------        -------
Total Distributions................      .852           .882           .882           .882           .972          1.176
                                      -------        -------        -------        -------        -------        -------
Net Asset Value, End of the
 Period............................   $15.767        $15.267        $15.549        $14.261        $16.164        $15.310
                                      =======        =======        =======        =======        =======        =======
Total Return(2)....................     9.14%          4.07%         15.61%         (6.37%)        12.20%          9.69%
Net Assets at End of Period (In
 millions).........................   $ 766.2        $ 792.3        $ 839.7        $ 495.8        $ 597.6        $ 463.6
Ratio of Expenses to Average Net
 Assets (annualized)(2)............      .89%           .94%           .99%           .99%           .87%           .86%
Ratio of Net Investment Income to
 Average Net Assets(2)
 (annualized)......................     5.54%          5.93%          5.86%          5.93%          6.08%          6.76%
Portfolio Turnover.................      104%            73%            61%            75%            82%            92%

                                                  CLASS A SHARES
                                     ----------------------------------------
                                                         AUGUST 1, 1990
                                                        (COMMENCEMENT OF
                                      YEAR ENDED    INVESTMENT OPERATIONS) TO
                                     DECEMBER 31,         DECEMBER 31,
                                         1991                 1990
                                     ------------   -------------------------
Net Asset Value, Beginning of the
 Period............................    $14.250               $14.263
 Net Investment Income.............      1.066                  .406
 Net Realized and Unrealized
   Gain/Loss.......................       .853                 (.049)
                                       -------               -------
Total from Investment Operations...      1.919                  .357
                                       -------               -------
 Less Distributions from Net
   Investment Income(1)............      1.098                  .370
 Distributions from and in Excess
   of Net Realized Gains(1)........       .000                  .000
                                       -------               -------
Total Distributions................      1.098                  .370
                                       -------               -------
Net Asset Value, End of the
 Period............................    $15.071               $14.250
                                       =======               =======
Total Return(2)....................     13.98%                 2.57%*
Net Assets at End of Period (In
 millions).........................    $ 293.7               $ 146.6
Ratio of Expenses to Average Net
 Assets (annualized)(2)............       .59%                  .89%
Ratio of Net Investment Income to
 Average Net Assets(2)
 (annualized)......................      7.29%                 7.11%
Portfolio Turnover.................       106%                  109%


----------------

(1) Distributions in excess result from temporary differences inherent in the recognition of interest income and capital gains under generally accepted accounting principles and for federal income tax purposes.



(2) Total Return does not reflect the effect of sales charges. If certain expenses had not been waived or assumed by the Adviser, total return would have been lower and the ratios would have been as follows:


 Ratio of Expenses to Average Net Assets (annualized).......    --               .94%           .99%           .99%
 Ratio of Net Investment Income to Average Net Assets
   (annualized).............................................    --              5.93%          5.86%          5.93%

 Ratio of Expenses to Average Net Assets (annualized).......       .98%          1.00%          1.07%
 Ratio of Net Investment Income to Average Net Assets
   (annualized).............................................      5.97%          6.62%          6.81%

 Ratio of Expenses to Average Net Assets (annualized).......             1.19%
 Ratio of Net Investment Income to Average Net Assets
   (annualized).............................................             6.81%



* Non-Annualized.





                   See Financial Statements and Notes Thereto

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- CONTINUED (for a share outstanding throughout the periods)

--------------------------------------------------------------------------------



                                                                            CLASS B SHARES
                                      -------------------------------------------------------------------------------------------
                                                                                                                 AUGUST 24, 1992
                                                                                                                 (COMMENCEMENT OF
                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    DISTRIBUTION) TO
                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                          1997           1996           1995           1994           1993             1992
                                      ------------   ------------   ------------   ------------   ------------   ----------------
Net Asset Value, Beginning of the
 Period..............................   $15.267        $15.549        $14.261        $16.139        $15.308          $15.481
 Net Investment Income...............      .734           .783           .762           .780           .852             .320
 Net Realized and Unrealized
   Gain/Loss.........................      .501          (.297)         1.294         (1.890)          .845            (.033)
                                        -------        -------        -------        -------        -------          -------
Total from Investment Operations.....     1.235           .486          2.056         (1.110)         1.697             .287
                                        -------        -------        -------        -------        -------          -------
 Less Distributions from Net
   Investment Income(1)..............      .738           .768           .768           .768           .866             .328
 Distributions from and in Excess of
   Net Realized Gains(1).............         0              0           .000              0           .000             .132
                                        -------        -------        -------        -------        -------          -------
Total Distributions..................      .738           .768           .768           .768           .866             .460
                                        -------        -------        -------        -------        -------          -------
Net Asset Value, End of the Period...   $15.764        $15.267        $15.549        $14.261        $16.139          $15.308
                                        =======        =======        =======        =======        =======          =======
Total Return(2)......................     8.27%          3.29%         14.74%         (6.96%)        11.33%            1.90%*
Net Assets at End of Period (In
 millions)...........................   $ 211.2        $ 211.0        $ 216.6        $ 158.7        $ 168.2          $  48.4
Ratio of Expenses to Average Net
 Assets (annualized)(2)..............     1.65%          1.70%          1.73%          1.70%          1.65%            1.66%
Ratio of Net Investment Income to
 Average Net Assets(2)(annualized)...     4.78%          5.17%          5.09%          5.22%          5.19%            5.23%
Portfolio Turnover...................      104%            73%            61%            75%            82%              92%

                                                                      CLASS C SHARES
                                       ----------------------------------------------------------------------------
                                                                                                   AUGUST 13, 1993
                                                                                                   (COMMENCEMENT OF
                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    DISTRIBUTION) TO
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                           1997           1996           1995           1994             1993
                                       ------------   ------------   ------------   ------------   ----------------
Net Asset Value, Beginning of the
 Period..............................    $15.254        $15.545        $14.262        $16.141          $15.990
 Net Investment Income...............       .730           .782           .771           .783             .300
 Net Realized and Unrealized
   Gain/Loss.........................       .501          (.305)         1.280         (1.894)            .171
                                         -------        -------        -------        -------          -------
Total from Investment Operations.....      1.231           .477          2.051         (1.111)            .471
                                         -------        -------        -------        -------          -------
 Less Distributions from Net
   Investment Income(1)..............       .738           .768           .768           .768             .320
 Distributions from and in Excess of
   Net Realized Gains(1).............          0              0              0           .000             .000
                                         -------        -------        -------        -------          -------
Total Distributions..................       .738           .768           .768           .768             .320
                                         -------        -------        -------        -------          -------
Net Asset Value, End of the Period...    $15.747        $15.254        $15.545        $14.262          $16.141
                                         =======        =======        =======        =======          =======
Total Return(2)......................      8.34%          3.16%         14.74%         (6.97%)           2.96%*
Net Assets at End of Period (In
 millions)...........................    $  15.3        $  12.9        $  11.2        $   3.9          $   4.1
Ratio of Expenses to Average Net
 Assets (annualized)(2)..............      1.66%          1.70%          1.72%          1.74%            1.85%
Ratio of Net Investment Income to
 Average Net Assets(2)(annualized)...      4.75%          5.17%          5.24%          5.19%            3.95%
Portfolio Turnover...................       104%            73%            61%            75%              82%


----------------

(1) Distributions in excess result from temporary differences inherent in the recognition of interest income and capital gains under generally accepted accounting principles and for federal income tax purposes.



(2) Total Return does not reflect the effect of contingent deferred sales charges. During the time period noted for Class C Shares, no expenses were assumed by the Adviser. If certain expenses had not been waived or assumed by the Adviser for Class B Shares, total return would have been lower and the ratios would have been as follows:




 Ratio of Expenses to Average Net
   Assets (annualized)...............    --              1.70%          1.73%          1.20%          1.73%            2.42%
 Ratio of Net Investment Income to
   Average Net Assets (annualized)...    --              5.17%          5.09%          5.22%          5.11%            4.48%

 Ratio of Expenses to Average Net
   Assets (annualized)...............     --             --             --             --              --
 Ratio of Net Investment Income to
   Average Net Assets (annualized)...     --             --             --             --              --



* Non-Annualized.



                   See Financial Statements and Notes Thereto

------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------


  Van Kampen American Capital Municipal Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), which is an open-end management investment company, commonly known as a "mutual fund." Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.



  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Fund. The Adviser or its affiliates also manage other mutual funds distributed by Van Kampen American Capital Distributors, Inc. (the "Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.


------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------


  The investment objective of the Fund is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. Under normal market conditions, the Fund invests at least 80% of its total assets in tax-exempt municipal securities rated investment grade. The Fund's policy with respect to ratings is not a fundamental policy, and thus may be changed by the Trustees without shareholder approval. See "Municipal Securities." The Fund intends, however, to maintain at all times at least 80% of its total assets in tax-exempt municipal securities rated investment grade or deemed by the investment adviser to be of comparable quality at the time of investment. Investment grade securities are securities rated BBB or higher by Standard and Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") in the case of long-term obligations, and have equivalent ratings in the case of short-term obligations. According to published guidelines, securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal. Whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. According to published guidelines, securities rated Baa by Moody's are considered by Moody's as medium grade obligations. Such securities are, in the opinion of Moody's, neither highly protected nor poorly secured. Interest payments and principal security appear to Moody's to be adequate for the present but certain protective elements may be lacking or may be character-istically unreliable over any great length of time. In the opinion of Moody's they lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Up to 20% of the Fund's total assets may be invested in tax-exempt municipal securities rated, at the time of investment, between BB and B- (inclusive) by S&P or between Ba and B3 (inclusive) by Moody's (or equivalently rated short-term obligations) and unrated tax-exempt securities that the Adviser considers to be comparable quality. These securities are below investment grade and are regarded by S&P, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While in the opinion of S&P such securities will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. These securities are regarded by Moody's as generally lacking characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may, in the opinion of Moody's, be small. Debt securities rated below investment grade are commonly referred to as "junk bonds." For a description of S&P's and Moody's ratings see the Statement of Additional Information. From time to time the Fund temporarily may also invest up to 10% of its assets in tax exempt money market funds. Such instruments will be treated as investments in municipal securities.

  An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Fund. An investment in the Fund is intended to be a long-term investment and should not be used as a trading vehicle.


  Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. In addition, the Year 2000 Problem may adversely affect issuers of securities in which the Fund may invest which, in turn, may adversely affect the net asset value of the Fund.

------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Tax-exempt municipal securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, certain interstate agencies and certain territories of the United States, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal income tax. Under normal market conditions, up to 100% but not less than 80%, of the Fund's assets will be invested in municipal securities. The foregoing is a fundamental policy of the Fund and cannot be changed without approval of the shareholders of the Fund.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities there are a variety of categories of municipal securities, including fixed and variable rate securities, municipal bonds, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Fund may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest and include securities whose rates vary inversely with changes in market rates of interest. The Fund will not invest more than 15% of its total assets in derivative municipal securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest or range floaters or capped floaters whose rates are subject to periodic or lifetime caps. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with market rates of interest generally will be larger than comparable changes in the value of such municipal securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Some municipal securities may not be backed by the faith, credit and taxing power of the issuer. Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets. While markets for such recent innovations progress through stages of development, such markets may be less developed than more fully developed markets for municipal securities. A more detailed description of the types of municipal securities in which the Fund may invest is included in the Statement of Additional Information.

  The net asset value of the Fund will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the net asset value of the Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. Volatility may be greater during periods of general economic uncertainty.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the Fund to pay tax exempt interest dividends might be adversely affected.

  LOWER GRADE MUNICIPAL SECURITIES. The Fund may invest up to 20% of its total assets in lower grade tax-exempt municipal securities or in unrated municipal securities considered by the Adviser to be of comparable quality. Lower grade municipal securities are rated between BB and B- by S&P or between Ba and B3 by Moody's, in each case inclusive of such rating categories. Higher yields are generally available from municipal securities of such grade. With respect to such 20% of the Fund's total assets, the Fund has not established any limit on the percentage of its portfolio which may be invested in securities in any one rating category.

  Investors should carefully consider the risks of owning shares of an investment company which invests in lower grade municipal securities before making an investment in the Fund. The higher yield on certain securities held by the Fund reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal. See "Special Considerations Regarding the Fund."

  The Adviser seeks to minimize the risks involved in investing in lower grade municipal securities through diversification and careful investment analysis. To the extent that there is no established retail market for some of the lower grade municipal securities in which the Fund may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Fund, subject to the supervision of the Board of Trustees of the Trust. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Fund's portfolio, the ability of the Adviser to value the Fund's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist. See "Special Considerations Regarding the Fund."

  SELECTION OF INVESTMENTS. The Adviser will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income exempt from federal income tax and will select securities which the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding tax-exempt municipal securities permitted by the investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. There is no limitation as to the maturity of municipal securities in which the Fund may invest. The Adviser may adjust the average maturity of the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Other than for tax purposes, frequency of portfolio turnover will generally not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund may have annual portfolio turnover rates in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses or dealer costs than a lower rate, which expenses and costs must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains and any distributions resulting from such gains will be taxable. See "Tax Status" in this Prospectus and "Investment Policies and Restrictions" in the Statement of Additional Information.

  DEFENSIVE STRATEGIES. At times conditions in the markets for tax-exempt municipal securities may, in the Adviser's judgment, make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest to a substantial degree in high-quality, short-term municipal obligations. If these high-quality, short-term municipal obligations are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in taxable obligations. Such taxable obligations may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest grades by either S&P or Moody's; commercial paper rated in the highest grade by either rating service; certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Adviser considers consistent with such strategy.

------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Fund also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risks. Strategic transactions generally will not be treated as investments in tax-exempt municipal securities for purposes of the Fund's 80% investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic

Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status."

  "WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS. The Fund may also purchase and sell municipal securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on municipal securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher or lower than yields on the municipal securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purposes of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.

  OTHER PRACTICES. The Fund has no restrictions on the maturity of municipal bonds in which it may invest. The Fund will seek to invest in municipal bonds of such maturities that, in the judgment of the Fund and the Adviser, will provide a high level of current income consistent with liquidity requirements and market conditions.

  The Fund may borrow amounts up to 5% of its net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of its net assets to secure such borrowings.

  The Fund generally will not invest more than 25% of its total assets in any industry, nor will the Fund generally invest more than 5% of its assets in the securities of any single issuer. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. It is nonetheless possible that the Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations if the Adviser determines that the yields available from obligations in a particular segment of the market justified the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment. The Fund reserves the right to invest more than 25% of its assets in industrial development bonds or in issuers located in the same state, although it has no present intention to invest more than 25% of its assets in issuers located in the same state. If the Fund were to invest more than 25% of its assets in issuers located in the same state, it would be more susceptible to adverse economic, business, or regulatory conditions in that state.

  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Fund invests are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the managers, underwriters and dealers. The Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of bonds on a stock exchange are effected through brokers who charge a commission for their services.

  The Adviser is responsible for effecting securities transactions of the Fund and will do so in a manner deemed fair and reasonable to shareholders of the Fund and not according to any formula. The Adviser's primary considerations in selecting the manner of executing securities transactions for the Fund will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

  In effecting purchases and sales of the Fund's portfolio securities, the Adviser and the Fund may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Fund, the Adviser and the Distributor or dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Fund may take into account whether the firm has sold or is selling shares of the Fund. See "Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information for more information.

------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS REGARDING THE FUND
------------------------------------------------------------------------------

  In normal circumstances, the Fund may invest up to 20% of its total assets in lower grade tax-exempt municipal securities or in unrated municipal securities considered by the Adviser to be of comparable quality. Lower grade municipal securities are rated between BB and B- by S&P or between Ba and B3 by Moody's, in each case inclusive of such rating categories. Investment in lower grade municipal securities involves special risks as compared with investment in higher grade municipal securities. The market for lower grade municipal securities is considered to be less liquid than the market for investment grade municipal securities which may adversely affect the ability of the Fund to dispose of such securities in a timely manner at a price which reflects the value of such security in the Adviser's judgement. The market price for less liquid securities tends to be more volatile than the market price for more liquid securities. Illiquid securities and the absence of readily available market quotations with respect thereto may make the Adviser's valuation of such securities more difficult, and the Adviser's judgment may play a greater role in the valuation of the Fund's securities. Lower grade municipal securities generally involve greater credit risk than higher grade municipal securities and are more sensitive to adverse economic changes, significant increases in interest rates and individual issuer developments. Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Fund will rely more heavily on the Adviser's ability to determine the relative investment quality of such securities than if the Fund invested exclusively in higher grade municipal securities. The Fund may, if deemed appropriate by the Adviser, retain a security whose rating has been downgraded below B- by S&P or below B3 by Moody's, or whose rating has been withdrawn. More detailed information concerning the risks associated with instruments in lower grade municipal securities is included in the Fund's Statement of Additional Information.

  The Fund may invest a substantial portion of its assets in municipal securities that pay interest that is subject to the federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund.


  The table below sets forth the percentages of the Fund's assets invested during the fiscal year ended December 31, 1997 in the various Moody's and S&P rating categories and in unrated securities determined by the Adviser to be of comparable quality. The percentages are based on the dollar-weighted average of credit ratings of all municipal securities held by the Fund during the 1997 fiscal year, computed on a monthly basis.



                                                         YEAR ENDED
                                                     DECEMBER 31, 1997
                                     --------------------------------------------------
                                                                UNRATED SECURITIES OF
                                        RATED SECURITIES         COMPARABLE QUALITY
              RATING                   AS A PERCENTAGE OF        AS A PERCENTAGE OF
             CATEGORY                   PORTFOLIO VALUE            PORTFOLIO VALUE
             --------                  ------------------       ---------------------
AAA/Aaa............................          40.19%                      0.49%
AA/Aa..............................           8.75                       0.79
A/A................................          12.42                       0.72
BBB/Baa............................          15.82                       6.12
BB/Ba..............................           0.94                      10.20
B/B................................           0.18                       2.13
CCC/Caa............................           0.00                       0.40
CC/Ca..............................           0.00                       0.28
C/C................................           0.00                       0.57
D..................................           0.00                       0.00
                                             -----                      -----
Percentage of Rated and Unrated
  Securities.......................          78.30%                     21.70%
                                             =====                      =====

  Securities rated D are in default, and payment of interest or repayment of principal is in arrears. Securities that are in default or with respect to which payment of interest or repayment of principal is in arrears present special risk considerations. The Fund may incur additional expenses to the extent that it is required to seek recovery of interest or principal, and the Fund may be unable to obtain full recovery thereof. See "Municipal Securities--Lower Grade Municipal Securities."



  The percentage of the Fund's assets invested in securities of various grades may from time to time vary from those set forth above.


------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------


  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $60 billion under management or supervision. Van Kampen American Capital's more than 50 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital Distributors, Inc. (the "Distributor"), the distributor of the Fund and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen American Capital.



  Van Kampen American Capital is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financial and investing; and global custody, securities clearance services and securities lending.



  ADVISORY AGREEMENT. The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust, of which the Fund is a separate series. Subject to their authority, the Adviser and the respective officers of the Fund supervise and implement the Fund's investment activities and are responsible for overall management of the Fund's business affairs. The Fund pays the Adviser a fee equal to a percentage of the average daily net assets of the Fund as follows:


                AVERAGE DAILY NET ASSETS                     % PER ANNUM
                ------------------------                    -------------
First $500 million......................................    0.50 of 1.00%
Over $500 million.......................................    0.45 of 1.00%


  Under its investment advisory agreement with the Adviser, the Fund has agreed to assume and pay the charges and expenses of the Fund's operation, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Adviser, the Distributor, ACCESS Investor Services, Inc. ("ACCESS"), Van Kampen American Capital or Morgan Stanley Dean Witter & Co.), the charges and expenses of independent accountants, legal counsel, transfer agent, or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares of the Fund under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee or to reimburse the Fund for all or a portion of its other expenses.



  PERSONAL INVESTMENT POLICIES. The Fund and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.


  PORTFOLIO MANAGEMENT. David C. Johnson, a Senior Vice President of the Adviser has been primarily responsible for the day-to-day management of the Fund's portfolio since August, 1990. Mr. Johnson has been employed by the Adviser since April 1989.
------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund.

  The Fund offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or
(b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."


  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor not to accept any order for Class B Shares in an amount of $500,000 or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares or Class C Shares. It is presently the policy of the Distributor not to accept any order for Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.


  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and, therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefits of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below).

  Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the Fund's Rule 12b-1 distribution plan which relate only to such class and (iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution and service fee or subject to the conversion feature will have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution and service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Fund will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."

  The administrative expenses that may be allocated to a specific class of shares may consist of (i) ACCESS' expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(iii) Securities and Exchange Commission (the "SEC") registration fees incurred by a class of shares; (iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------

  The Fund offers three classes of shares for sale to the public on a continuous basis through the Distributor, as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares are also offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). The Fund reserves the right to suspend or terminate the continuous public offering of its shares at any time and without prior notice.

  The Fund's shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or directly with the Distributor plus any applicable sales charge. Sales personnel or brokers, dealers and financial intermediaries distributing the Fund's shares may receive different compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Fund generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.

  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Fund. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediaries for certain services or activities which are primarily intended to result in sales of shares of the Fund. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. In some instances additional compensation or promotional incentives may be offered to brokers, dealers or financial intermediaries that have sold or may sell significant amounts of shares during specified periods of time. The Distributor may provide additional compensation to Edward D. Jones & Co. or an affiliate thereof based on a combination of its sales of shares and increases in assets under management. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Fund. Such fees paid for such services and activities with respect to the Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. These programs will not change the price an investor pays for shares or the amount that the Fund will receive from such sale.

CLASS A SHARES

  The public offering price of Class A Shares is equal to the net asset value per share plus an initial sales charge which is a variable percentage of the offering price depending upon the amount of the sale. The table below shows total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between the investor's broker, dealer or financial intermediary and the Distributor. As indicated previously, at the discretion of the Distributor, the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that brokers, dealers or financial intermediaries who receive 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the Securities Act of 1933, as amended.

SALES CHARGE TABLE

                                                                              DEALER
                                                                            CONCESSION
                                                                            OR AGENCY
                                             TOTAL SALES CHARGE             COMMISSION
                                     ----------------------------------   --------------
        SIZE OF TRANSACTION           PERCENTAGE OF     PERCENTAGE OF     PERCENTAGE OF
         AT OFFERING PRICE           OFFERING PRICE    NET ASSET VALUE    OFFERING PRICE
----------------------------------------------------------------------------------------
Less than $100,000.................       4.75%              4.99%             4.25%
$100,000 but less than $250,000....       3.75               3.90              3.25
$250,000 but less than $500,000....       2.75               2.83              2.25
$500,000 but less than
  $1,000,000.......................       2.00               2.04              1.75
$1,000,000 or more*................      *                 *                  *
----------------------------------------------------------------------------------------

   * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. See "Purchase of Shares -- Deferred Sales Charge Alternatives" for additional information with respect to CDSCs.

QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.


  Investors, or their brokers, dealers or financial intermediaries, must notify the Fund at the time of the purchase order whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.



  A person eligible for a reduced sales charge includes an individual, his or her spouse and children under 21 years of age and any corporation, partnership, or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary purchasing of a single trust or for a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.

  As used herein, "Participating Funds" refers to certain open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management, Inc. ("Asset Management") and distributed by the Distributor as determined from time to time by the Fund's Board of Trustees.


  VOLUME DISCOUNTS. The size of investment shown in the preceding sales charge table applies to the total dollar amount being invested by any person at any one time in Class A Shares of the Fund, or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.

  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding sales charge table may also be determined by combining the amount being invested in Class A Shares of the Fund with other shares of the Fund and shares of Participating Funds, plus the current offering price of all shares of the Fund and other Participating Funds which have been previously purchased and are still owned.


  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding sales charge table. The size of investment shown in the preceding sales charge table includes the amount of intended purchases of Class A Shares of the Fund with other shares of the Fund and shares of the Participating Funds plus the value of all shares of the Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the sales charge applicable to the purchases made and the sales charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.


OTHER PURCHASE PROGRAMS

  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit investment trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the

Fund or the Distributor. The Fund reserves the right to modify or terminate these arrangements at any time.

  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer, financial intermediary or the Distributor.

  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.

  As further requirements for obtaining these special benefits, the Fund also requires that all dividends and other distributions by the Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Fund reserves the right to modify or terminate this program at any time.

  NAV PURCHASE OPTIONS. Class A Shares of the Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:


  (1) Current or retired trustees or directors of funds advised by the Adviser or Asset Management and such persons' families and their beneficial accounts.



  (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser, and such persons' families and their beneficial accounts.



  (3) Directors, officers, employees and when permitted registered representatives of financial institutions that have a selling group agreement with the

      Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees; provided that such purchases are otherwise permitted by such institutions.



  (4) Registered investment advisers who charge a fee for their services, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. The Distributor may pay Participating Dealers through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period following such transaction.



  (5) Trustees and other fiduciaries purchasing shares for retirement plans which invest in multiple fund families through broker-dealer retirement plan alliance programs that have entered into agreements with the Distributor and which are subject to certain minimum size and operational requirements. Trustees and other fiduciaries should refer to the Statement of Additional Information for further detail with respect to such programs.



  (6) Beneficial owners of shares of a Participating Fund held by a retirement plan or held in a tax-advantaged retirement account who purchase shares of the Fund with proceeds from distributions from such a plan or retirement account other than distributions taken to correct an excess contribution.



  (7) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.



  (8) Trusts created under pension, profit sharing or other employee benefit plans qualified under Section 401(a) of the Code, or custodial accounts held by a bank created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code and assets held by an employer or trustee in connection with an eligible deferred compensation plan under Section 457 of the Code. Such plans will qualify for purchases at net asset value provided, for plans initially establishing accounts with the Distributor in the Participating Funds after February 1, 1997, that (1) the initial amount invested in the Participating Funds is at least $500,000 or (2) such shares are purchased by an employer sponsored plan with more than 100 eligible employees. Such plans that have been established with a Participating Fund or have received proposals from the Distributor prior to February 1, 1997 based on net asset value purchase privileges previously in effect will be qualified to purchase shares of the Participating Funds at net asset value for accounts established on or before May 1, 1997. Section 403(b) and similar accounts for which Van Kampen American Capital Trust Company served as custodian will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees, except under certain uniform criteria established by the Distributor from time to time. A commission will be paid on the foregoing purchases as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million and 0.25% on the excess over $50 million.



  (9) Individuals who are members of a "qualified group". For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and Participating Funds, (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economics of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a CDSC of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.


The term "families" includes a person's spouse, children under 21 years of age and grandchildren, parents, and a person's spouse's parents.


  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with ACCESS, the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. Authorized brokers, dealers or financial intermediaries will be paid a service fee as described herein under "Distribution and Service Plans" on purchases made as described in
(3) through (9) above. The Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value to such groups at any time.


DEFERRED SALES CHARGE ALTERNATIVES

  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class B Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are sold without an initial sales charge so that the Fund may invest the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the CDSC Shares out of its own assets, and not out of assets of the Fund, at a percentage rate of the dollar value of the CDSC Shares purchased from the Fund by such brokers, dealers and financial intermediaries, which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million; (ii) 4.00% with respect to Class B Shares; and (iii) 1.00% with respect to Class C Shares. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the Fund will receive from such sale.


  CDSC Shares redeemed within a specified period of time generally will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the CDSC will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchases of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.

  Proceeds from the CDSC and the distribution fee applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents and for selling such shares. The combination of the CDSC and the distribution fees facilitates the ability of the Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.

  In determining whether a CDSC is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of CDSC Shares held longest during the period of time that a CDSC is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.

  To provide an example, assume an investor purchased 100 Class B Shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional

Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.75% (the applicable rate in the second year after purchase).

  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows: 1% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

  CLASS B SHARES. Class B Shares redeemed within six years of purchase generally will be subject to a CDSC at the rates set forth below, charged as a percentage of the dollar amount subject thereto:

----------------------------------------------------------------------------
                                                         CONTINGENT DEFERRED
                                                          SALES CHARGE AS A
                                                            PERCENTAGE OF
                                                            DOLLAR AMOUNT
                  YEAR SINCE PURCHASE                     SUBJECT TO CHARGE
-------------------------------------------------------- -------------------
    First...............................................        4.00%
    Second..............................................        3.75%
    Third...............................................        3.50%
    Fourth..............................................        2.50%
    Fifth...............................................        1.50%
    Sixth...............................................        1.00%
    Seventh and after...................................        0.00%

  The CDSC generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services -- Systematic Withdrawal Plan."

  CLASS C SHARES. Class C Shares redeemed within the first 12 months of purchase generally will be subject to a CDSC of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a CDSC.

  CONVERSION FEATURE. Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The conversion schedule applicable to a share acquired through the exchange privilege is determined by reference to the Participating Fund from which such share originally was purchased. The conversion of such shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution fee and transfer agency costs with respect to such shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that the conversion of such shares does not constitute a taxable event under federal income tax law. The conversion may be suspended if such an opinion is no longer available and such shares might continue to be subject to the higher aggregate fees applicable to such shares for an indefinite period.



  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of Class B Shares and Class C Shares: (i) following the death or disability (as defined in the Code) of a shareholder; (ii) in connection with required minimum distributions from an IRA or another retirement plan; (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account; (iv) in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of such shares; and (v) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The CDSC also is waived on redemptions of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 180 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE

  The net asset value per share of the Fund will be determined separately for each class of shares. The net asset value per share of a given class of shares of the Fund is determined by calculating the total value of the Fund's assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares, and dividing the result by the number of shares of such class outstanding. The net asset value for the Fund is computed once daily as of 5:00 p.m. Eastern time Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable. The net asset value per share of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different classes of shares may differ.

  Portfolio securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees of the Trust, of which the Fund is a series. Securities with remaining maturities of 60 days or less are valued at amortized cost when amortized cost is determined in good faith by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees of the Trust.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  The Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Fund at any time.


  INVESTMENT ACCOUNT. ACCESS, transfer agent for the Fund and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which the investor's shares of the Fund are held by ACCESS. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder who has an account in any of the Participating Funds will receive quarterly statements from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.


  SHARE CERTIFICATES. Generally, the Fund will not issue share certificates. However, upon written or telephone request to the Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Fund. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.


  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the Fund. Such shares are acquired at net asset value per share (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Fund."



  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to debit bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.



  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Fund invested into shares of the same class of any Participating Fund so long as the shareholder has a pre-existing account for such class of shares exists for such shareholder.


  If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.


  EXCHANGE PRIVILEGE. Shares of the Fund may be exchanged for shares of the same class of any Participating Fund based on the next computed net asset values of each Fund after requesting the exchange without any sales charge, subject to certain limitations. Shares of the Fund may be exchanged with shares of another Participating Fund subject to certain limitations. Before effecting an exchange, shareholders seeking an exchange into a Participating Fund should obtain and read a current prospectus of the fund into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.


  To be eligible for exchange, shares of the Fund must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of the Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

  Class A Shares of Van Kampen American Capital funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of the Fund.


  When Class B Shares and Class C Shares are exchanged among Participating Funds, the holding period for purposes of computing the CDSC is based upon the date of the initial purchase of such shares from a Participating Fund (the "Original Fund"). Upon redemption from the Participating Funds' complex of Funds, Class B Shares and Class C Shares are subject to the CDSC schedule to the CDSC schedule imposed by the Original Fund.



  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.



  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 341-2911 ((800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. Exchanges are effected at the net asset value per share next calculated after the request is received in good order with adjustment for any additional sales charge. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund, an exchanging shareholder must file a specific written request. The Fund reserves the right to reject any order to acquire shares through exchange. In addition, the Fund may modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.

  A prospectus of any of these mutual funds may be obtained from any broker, dealer, financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.

  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.


  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a CDSC. Initial account balance means the amount of the shareholder's investment at the time the election to participate in the plan is made.



  Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. Any gain or loss realized by the Shareholder upon redemption of shares is a taxable event. The Fund reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.



  CHECK WRITING PRIVILEGE. Holders of Class A Shares of the Fund for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company (the "Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.


  When a check is presented to the Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."



  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or the Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks. See the Statement of Additional Information for further information regarding the establishment of the privilege.



  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of ACH. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.



  INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the internet. Please refer to our web site at www.vkac.com for further instruction. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon internet instructions and providing written confirmation of instructions communicated through the internet. If reasonable procedures are employed, neither VKAC nor the Fund will be liable for following instructions through the internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P. O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the Fund.


  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 120 days must accompany the redemption request.



  In the case of redemption requests sent directly to ACCESS, the redemption price is the net asset value per share next determined after the request is received. Payment for shares redeemed (less any sales charge, if applicable) ordinarily will be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, which may take up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.


  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.


  TELEPHONE REDEMPTION REQUESTS. The Fund permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Fund at (800) 341-2911 ((800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.


  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check ordinarily will be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire ordinarily will be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request.

The Fund reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.


  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.



  REDEMPTION UPON DEATH OR DISABILITY. The Fund will waive the CDSC on redemptions following the death or disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the CDSC on Class B Shares and Class C Shares.



  In cases of death or disability, the CDSCs on Class B Shares and Class C Shares will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of death or the initial determination of disability.



  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of the Fund. Holders of Class C Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of the Fund with credit given for any CDSC paid upon such redemption. Such reinstatement is made at the net asset value (without sales charge except as described under "Shareholder Services -- Exchange Privilege") next determined after the order is received, which must be within 180 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen

American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.

------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS
------------------------------------------------------------------------------

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of each class. The Distribution Plan and the Service Plan are being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers and financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.

  CLASS A SHARES. The Fund may spend an aggregate amount up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the Fund pursuant to the Distribution Plan and Service Plan. From such amount, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class A Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts. The Fund pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense.

  CLASS B SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class B Shares of the Fund pursuant to the Distribution Plan. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class B Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  CLASS C SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the Fund pursuant to the Distribution Plan. From such amount, the Fund, or the Distributor as agent for the Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the Fund's average daily net assets attributable to Class C Shares maintained in the Fund more than one year by such broker's, dealer's or financial intermediary's customers. The Fund pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense attributable to the Class C Shares. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class C Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.


  The Distributor's actual expenses with respect to a class of CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to such class of CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the CDSC. In such event, with respect to any such class of CDSC Shares, any unreimbursed expenses will be carried forward and paid by the Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Fund does not impose any limit with respect to the number of years into the future that such unreimbursed expenses may be carried forward (on a Fund level basis). Because such expenses are accounted on a Fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. As of December 31, 1997, there were $3,309,295 and $29,472 of unreimbursed distribution expenses with respect to Class B Shares and Class C Shares, respectively, representing 1.57% and 0.19% of the Fund's net assets attributable to Class B Shares and Class C Shares, respectively. If the Distribution Plan was terminated or not continued, the Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through CDSCs.


  Because the Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the CDSC applicable to a particular class of shares to defray distribution-related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Fund's shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Fund would seek alternate providers and expects that shareholders would not experience any disadvantage.

------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUND
------------------------------------------------------------------------------

  The Fund's present policy, which may be changed at any time by the Board of Trustees, is to declare daily and pay monthly distributions of all or substantially all net investment income of the Fund. Net investment income consists of all interest income and dividends, less all expenses of the Fund attributable to the class of shares in question. Net short-term capital gains, if any, may be distributed throughout the year. Expenses of the Fund are accrued each day. Net realized long-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee, service fee, or where applicable, the conversion feature will be lower than distributions with respect to a class of shares subject to a lower distribution fee, service fee, or not subject to the conversion feature.

  Investors will be entitled to begin receiving dividends on their shares on the business day after ACCESS receives payments for such shares. However, shares become entitled to dividends on the day ACCESS receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.

  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.


  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. The Fund automatically will credit monthly distributions and any annual net long-term capital gain distributions to a shareholder's account in additional shares of the Fund valued at net asset value, without a sales charge. Unless a shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. See "Shareholder Services -- Reinvestment Plan."

------------------------------------------------------------------------------
TAX STATUS
------------------------------------------------------------------------------


  FEDERAL INCOME TAXATION OF THE FUND. The Fund has elected and qualified and intends to continue to qualify each year and to elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.


  If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.

  In order to avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.

  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

  Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require the Fund to recognize income or gain without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.



  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.


  DISTRIBUTIONS. The Fund intends to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of municipal securities.


  Certain limitations on the use and investment of the proceeds of state and local government bonds and other funds must be satisfied in order to maintain the exclusion from gross income for interest on such bonds. These limitations generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


  Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.


  Interest on certain "private-activity bonds" is an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Fund invests a portion of its assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the alternative minimum tax. Per capita volume limitations on certain private-activity bonds could limit the amount of such bonds available for investment by the Fund.


  Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.


  Although exempt-interest dividends generally may be treated by Fund shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain this exclusion if the shareholder would be treated as a "substantial user" (or a "related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by the Fund, or by the Trust if it is required to qualify as a regulated investment company as described below. "Substantial user" is defined under U.S. Treasury regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed 5% of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.



  While the Fund expects that a major portion of its net investment income will constitute tax-exempt interest, a significant portion may consist of investment company taxable income. Distributions of the Fund's net investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gains ("capital gain dividends"), if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held by such shareholders. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). For a summary of the tax rates applicable to capital gains (including capital gain dividends), see "Capital Gains Rates Under the 1997 Tax Act" below. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. Tax-exempt shareholders not subject to federal income tax on their income generally will not be taxed on distributions from the Fund.

  Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.


  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends designated as exempt-interest dividends cannot exceed the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are exempt-interest dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax exempt during the period covered by the dividend. Fund distributions generally will not qualify for the dividends received deduction for corporations.


  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

  The Fund is required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications or who are otherwise subject to backup withholding.


  SALE OF SHARES. The sale of shares (including transfers in connection with a redemption or repurchase of shares) will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such shares have been held for more than one year. For a summary of the tax rates applicable to capital gains, see "Capital Gains Rates Under the 1997 Tax Act" below. Any loss recognized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividends received with respect to such shares. Any short-term capital loss on the sale or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.


  CAPITAL GAINS RATES UNDER THE 1997 TAX ACT. Under the Taxpayer Relief Act of 1997 (the "1997 Tax Act"), the maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for capital assets held for one year or less, (ii) 28% for capital assets held for more than one year but not more than 18 months and (iii) 20% for capital assets held for more than 18 months. The maximum net capital gains tax rate for corporations remains at 35%. The tax rates for capital gains described above will apply to distributions of capital gain dividends by the Fund (if, as expected, the Fund designates capital gain dividends as 28% rate gain distributions or 20% rate gain distributions, in accordance with its holding periods for the securities sold that generated such capital gain dividends) as well as to sales and exchanges of shares in the Fund. With respect to capital losses recognized on dispositions of shares held six months or less where such losses are treated as long-term capital losses to the extent of prior distributions of capital gain dividends received on such shares (see "Sale of Shares" above), it is unclear how such capital losses offset the capital gains referred to above. Shareholders should consult their own tax advisers as to the application of the new capital gains rates to their particular circumstances.


  STATE AND LOCAL TAXES. The exemption of interest income for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. Income distributions may be taxable to shareholders under state or local law as dividend income even though a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. It is recommended that investors consult their tax advisers for information in this regard. The Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income earned on municipal securities received by the Fund during the preceding calendar year. Dividends and distributions paid by the Fund from sources other than tax-exempt interest are generally subject to taxation at the state and local levels.


  GENERAL. The federal, state and local income tax discussion set forth above is for general information only. Prospective investors should consult their advisers regarding the specific federal tax consequences of purchasing, holding and disposing of shares, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

------------------------------------------------------------------------------
FUND PERFORMANCE
------------------------------------------------------------------------------

  From time to time advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Any such information will include the average total return of the Fund calculated on a compounded basis for specified periods of time. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of the Fund's shares. In lieu of or in addition to total return and yield calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc. or nationally recognized financial publications.

  From time to time, the Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for each class of shares of the Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate is determined by annualizing the distributions per share for a stated period and dividing the result by the public offering price for the same period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of the Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Fund. Distribution rates will be computed separately for each class of the Fund's shares.


  From time to time, the Fund may compare its performance to certain securities and unmanaged indices which may have different risk or reward characteristics than the Fund. Such characteristics may include, but are not limited to, tax features, guarantees, insurance and the fluctuation of principal and/or return. In addition, from time to time, the Fund may utilize sales literature that includes hypotheticals.



  Further information about the Fund's performance is contained in the Fund's Annual Report and Semi-Annual Report and the Fund's Statement of Additional Information, each of which can be obtained without charge by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired).

------------------------------------------------------------------------------
DESCRIPTION OF SHARES OF THE FUND
------------------------------------------------------------------------------

  The Fund is a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust organized as of May 10, 1995 (the "Trust"). The Fund was originally organized as a sub-trust of a Massachusetts business trust by a Declaration of Trust dated August 15, 1985, under the name Van Kampen Merritt Municipal Income Fund and was reorganized as a series of the Trust on July 31, 1995. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series.

  The authorized capitalization of the Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value, divided into three classes, designated Class A Shares, Class B Shares and Class C Shares. Each class of shares represents an interest in the same assets of the Fund and are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. See "Distribution and Service Plans."


  The Fund is permitted to issue an unlimited number of classes of shares. Each class of shares is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. There are no conversion, preemptive or other subscription rights, except with respect to the conversion of Class B Shares and certain Class C Shares into Class A Shares as described above. In the event of liquidation, each of the shares of the Fund is entitled to its portion of all of the Fund's net assets after all debt and expenses of the Fund have been paid. Since Class B Shares and Class C Shares pay higher distribution fees and transfer agency costs, the liquidation proceeds to Class B Shareholders and Class C Shareholders are likely to be lower than to other shareholders.


  The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information.


  The Funds Declaration of Trust provides that the Trustee, officer or shareholders of the Fund shall not be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Fund but the assets of the Fund only shall be liable.

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.


  The fiscal year end of the Fund is December 31. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by the Fund's independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE
NUMBER--(800) 341-2911.

PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)
DIAL (800) 421-2833.

FOR AUTOMATED TELEPHONE
SERVICES DIAL (800) 847-2424.
VAN KAMPEN AMERICAN CAPITAL
MUNICIPAL INCOME FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser
VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor
VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent
ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital
     Municipal Income Fund

Custodian
STATE STREET BANK AND
TRUST COMPANY
225 West Franklin Street, P.O. Box 1713
Boston, MA 02105-1713
Attn: Van Kampen American Capital
     Municipal Income Fund

Legal Counsel
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, IL 60606

Independent Accountants
KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

 ------------------------------------------------------------------------------

                                MUNICIPAL INCOME
                                      FUND

 ------------------------------------------------------------------------------

                              P R O S P E C T U S


                                 APRIL 30, 1998


------       ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH
                          VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL
                    INTERMEDIATE TERM MUNICIPAL INCOME FUND
------------------------------------------------------------------------------


    Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund"), is a separate diversified series of Van Kampen American Capital Tax Free Trust, an open-end management investment company, commonly known as a mutual fund. The Fund's investment objective is to seek a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund will seek to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard and Poor's Ratings Group or Baa or higher by Moody's Investors Service, Inc. or comparably rated by any other nationally recognized statistical ratings organization. The Fund may invest the remainder of its total assets in municipal securities rated below investment grade and in unrated municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations.

                                                       (Continued on next page.)
                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



    A Statement of Additional Information, dated April 30, 1998, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Fund's Statement of Additional Information may be obtained without charge by calling (800) 421-5666 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related Fund materials at the SEC's internet web site (http://www.sec.gov).


                               ------------------
                         VAN KAMPEN AMERICAN CAPITAL SM

                               ------------------

                    THIS PROSPECTUS IS DATED APRIL 30, 1998.

(Continued from previous page.)


  Under current market conditions, the Fund anticipates that it will maintain the dollar-weighted average life of its portfolio between three and ten years. Municipal securities in which the Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. See "Municipal Securities." The Fund may invest a substantial portion of its assets in municipal securities that pay interest that is subject to the alternative minimum tax. There is no assurance that the Fund will achieve its investment objective.



  The Fund's investment adviser is Van Kampen American Capital Investment Advisory Corp. (the "Adviser"). This Prospectus sets forth certain information about the Fund that a prospective investor should know before investing in the Fund. Please read it carefully and retain it for future reference. The address of the Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and its telephone number is (800) 421-5666.

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                                PAGE
                                                                ----
Prospectus Summary..........................................      4
Shareholder Transaction Expenses............................      7
Annual Fund Operating Expenses and Example..................      8
Financial Highlights........................................     10
The Fund....................................................     12
Investment Objective and Policies...........................     12
Municipal Securities........................................     14
Investment Practices........................................     19
Investment Advisory Services................................     23
Alternative Sales Arrangements..............................     24
Purchase of Shares..........................................     26
Shareholder Services........................................     36
Redemption of Shares........................................     40
Distribution and Service Plans..............................     43
Distributions from the Fund.................................     45
Tax Status..................................................     46
Fund Performance............................................     51
Description of Shares of the Fund...........................     52
Additional Information......................................     53


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------

THE FUND. Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), which is an open-end management investment company organized as a Delaware business trust. See "The Fund."

MINIMUM PURCHASE. $500 minimum initial investment for each class of shares and $25 minimum subsequent investment for each class of shares (or less as described under "Purchase of Shares").

INVESTMENT OBJECTIVE. The Fund's investment objective is to seek a high level of current income exempt from federal income tax, consistent with preservation of capital.


INVESTMENT POLICIES. The Fund will seek to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard and Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by any other nationally recognized statistical ratings organization ("NRSRO"). The Fund may invest the remainder of its total assets in municipal securities rated below investment grade and in unrated municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations. Securities rated below investment grade and unrated securities determined by the Fund's investment adviser to be of comparable quality commonly are referred to as "junk bonds". Under normal market conditions, the Fund anticipates that it will limit the dollar-weighted average life of its portfolio to between three and ten years. There is no assurance that the Fund will achieve its investment objective. See "Investment Objective and Policies."


  Municipal securities in which the Fund may invest include fixed and variable rate securities, municipal notes, municipal leases, tax exempt commercial paper, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined herein) in which the Fund may engage. The Fund may invest up to 15% of its total assets in derivative variable rate securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest or range or capped floaters, whose rates are subject to periodic or lifetime caps. The net asset value per share of the Fund may increase or decrease depending on changes in interest rates and other factors affecting the municipal securities markets. See "Municipal Securities."

INVESTMENT PRACTICES. The Fund also may use various investment techniques including engaging in Strategic Transactions and entering into when-issued or delayed delivery transactions. Such transactions entail certain risks. See "Municipal Securities" and "Investment Practices." The Fund may invest an unlimited portion of its assets in municipal securities that pay interest that is subject to the federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. See "Tax Status."

INVESTMENT RESULTS. The investment results of the Fund are shown in the table of "Financial Highlights."

ALTERNATIVE SALES ARRANGEMENTS. The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund. To assist investors in making this determination, the table under the caption "Annual Fund Operating Expenses and Example" sets forth examples of the charges applicable to each class of shares.


  The Fund offers three classes of shares which may be purchased at a price equal to their net asset value per share, plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of the purchase ("Class A Shares") or (ii) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million, Class B Shares and Class C Shares sometimes are referred to herein collectively as "CDSC Shares".



  Class A Shares. Class A Shares are subject to an initial sales charge equal to 3.25% of the public offering price (3.36% of the net amount invested), reduced on investments of $25,000 or more. Class A Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets attributable to the Class A Shares. Certain purchases of Class A Shares qualify for reduced or no initial sales charges and may be subject to a contingent deferred sales charge ("CDSC").



  Class B Shares. Class B Shares do not incur a sales charge when they are purchased, but generally are subject to a sales charge if redeemed within four years of purchase. Class B Shares initially are subject to a CDSC equal to 3.00% of the lesser of the then current net asset value or the original purchase price on Class B Shares redeemed during the first year after purchase, which charge is reduced each year after purchase. Class B Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's average daily net assets attributable to the Class B Shares. Class B Shares automatically convert to Class A Shares eight years after the end of the calendar month in which the investor's order to purchase was accepted.

  Class C Shares. Class C Shares do not incur a sales charge when they are purchased, but are subject to a sales charge if redeemed within the first year after purchase. Class C Shares are subject to a CDSC equal to 1.00% of the lesser of the then current net asset value or the original purchase price on Class C Shares redeemed during the first year after purchase. Class C Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's average daily net assets attributable to the Class C Shares.


REDEMPTION. Class A Shares generally may be redeemed at net asset value, without charge, subject to conditions set forth herein. CDSC Shares may be redeemed at net asset value less a deferred sales charge which will vary among each class of CDSC Shares and with the length of time a redeeming shareholder has owned such shares. CDSC Shares redeemed after the expiration of the CDSC period applicable to the respective class of CDSC Shares will not be subject to a deferred sales charge. See "Redemption of Shares."


INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser"), is the Fund's investment adviser.

DISTRIBUTOR.  Van Kampen American Capital Distributors, Inc. (the
"Distributor"), distributes the Fund's shares.

DISTRIBUTIONS FROM THE FUND. Distributions from net investment income are declared daily and paid monthly; net realized capital gains, if any, are distributed annually. Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount except that the different distribution and service fees and administrative expenses relating to each class of shares will be borne exclusively by that class. See "Distributions from the Fund."

  The foregoing is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

                             CLASS A         CLASS B         CLASS C
                              SHARES          SHARES          SHARES
                             -------         -------         -------
Maximum sales charge
  imposed on purchases (as
  a percentage of the
  offering price).........   3.25%(1)          None            None
Maximum sales charge
  imposed on reinvested
  dividends (as a
  percentage of the
  offering price).........     None          None(3)         None(3)
Deferred sales charge (as
  a percentage of the
  lesser of the original
  purchase price or
  redemption proceeds)....   None(2)           Year            Year
                                             1--3.00%        1--1.00%
                                               Year        After--None
                                             2--2.50%
                                               Year
                                             3--2.00%
                                               Year
                                             4--1.00%
                                           After--None
Redemption fees (as a
  percentage of amount
  redeemed)...............     None            None            None
Exchange fees.............     None            None            None

------------------------------------------------------------------------------
(1) Reduced on investments of $25,000 or more. See "Purchase of Shares -- Class A Shares."

(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class A Share Purchases of $1 Million or More."


(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred by the Distributor on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
------------------------------------------------------------------------------


                                              CLASS A    CLASS B    CLASS C
                                              SHARES     SHARES     SHARES
                                              -------    -------    -------
Management fees(1) (as a percentage of
  average daily net assets).................   0.50%      0.50%      0.50%
12b-1 fees (as a percentage of average daily
  net assets)(2)............................   0.25%      1.00%(3)   1.00%(3)
Other expenses(1) (as a percentage of
  average daily net assets).................   0.77%      0.78%      0.79%
Total expenses(1) (as a percentage of
  average daily net assets).................   1.52%      2.28%      2.29%


------------------------------------------------------------------------------

(1) Expenses include reimbursement of certain "Other expenses" by the Adviser. If the Adviser did not reimburse expenses for the fiscal year ending December 31, 1997, the "Other expenses" would have been 0.92% for Class A Shares, 0.92% for Class B Shares and 0.93% for Class C Shares and "Total expenses" would have been 1.67% for Class A Shares, 2.42% for Class B Shares and 2.43% for Class C Shares.


(2) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25% represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker-dealers as sales compensation.


(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted as a fund-level expense by the rules of the National Association of Securities Dealers, Inc.

EXAMPLE:


                                               ONE    THREE   FIVE     TEN
                                               YEAR   YEARS   YEARS   YEARS
                                               ----   -----   -----   -----
You would pay the following expenses on a
  $1,000 investment, assuming (i) an
  operating expense ratio of 1.52% for Class
  A Shares, 2.28% for Class B Shares and
  2.29% for Class C Shares (ii) 5% annual
  return and (iii) redemption at the end of
  each time period:
  Class A Shares.............................  $48     $79    $113    $208
  Class B Shares.............................  $53     $91    $122    $225*
  Class C Shares.............................  $33     $71    $122    $262
You would pay the following expenses on the
  same $1,000 investment assuming no
  redemption at the end of each period:
  Class A Shares.............................  $48     $79    $113    $208
  Class B Shares.............................  $23     $71    $122    $225*
  Class C Shares.............................  $23     $71    $122    $262


------------------------------------------------------------------------------

* Based on conversion to Class A Shares after eight years.


  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years and is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required by the SEC to utilize a 5.00% annual return assumption. As Fund assets increase, the fees waived or expenses reimbursed by the Adviser are expected to decrease. Accordingly, it is unlikely that future expenses as projected will remain consistent with those determined based on the "Annual Fund Operating Expenses" table. The ten year amount with respect to Class B Shares of the Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. Class B Shares acquired through the exchange privilege are subject to the contingent deferred sales charge schedule relating to the Class B Shares of the Fund from which the purchase of Class B Shares was originally made. Future expenses as projected could be higher than those determined in the above table if the investor's Class B Shares were exchanged from a fund with a higher contingent deferred sales charge. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER THAN OR LESS THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

The following schedule presents financial highlights for one Class A Share, one Class B Share and one Class C Share of the Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their reports thereon appear in the Fund's related Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the related Statement of Additional Information.



                                                                                  CLASS A SHARES
                                                              ------------------------------------------------------
                                                                                                       MAY 28, 1993
                                                                                                      (COMMENCEMENT
                                                                                                      OF INVESTMENT
                                                                     YEAR ENDED DECEMBER 31,          OPERATIONS) TO
                                                              -------------------------------------    DECEMBER 31,
                                                               1997      1996      1995      1994          1993
                                                              -------   -------   -------   -------   --------------
Net Asset Value, Beginning of the Period....................  $10.213   $10.264   $ 9.330   $10.145     $    9.700
                                                              -------   -------   -------   -------     ----------
  Net Investment Income.....................................     .480     0.455     0.508     0.489          0.278
  Net Realized and Unrealized Gain/Loss.....................     .317    (0.032)    0.900    (0.815)         0.462
                                                              -------   -------   -------   -------     ----------
Total from Investment Operations............................     .797     0.423     1.408    (0.326)         0.740
                                                              -------   -------   -------   -------     ----------
Less:
  Distributions from Net Investment Income..................     .474     0.474     0.474     0.489          0.273
  Distributions from Net Realized Gain......................      -0-       -0-       -0-       -0-          0.022
                                                              -------   -------   -------   -------     ----------
Total Distributions.........................................     .474     0.474     0.474     0.489          0.295
                                                              -------   -------   -------   -------     ----------
Net Asset Value, End of the Period..........................  $10.536   $10.213   $10.264   $ 9.330     $   10.145
                                                              =======   =======   =======   =======     ==========
Total Return (Non-annualized)(1)(2).........................    8.08%     4.27%    15.31%    (3.32%)         7.75%(3)
Net Assets at End of the Period (In millions)...............  $  12.9   $  12.5   $  15.6   $  15.7     $     14.0
Ratio of Expenses to Average Net Assets(1) (annualized).....    1.52%     1.56%     1.00%      .67%           .14%
Ratio of Net Investment Income to Average Net Assets(1)
  (annualized)..............................................    4.67%     4.45%     5.10%     5.07%          4.78%
Portfolio Turnover..........................................      37%       45%       75%      274%            86%(3)
----------------
(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets (annualized)......    1.67%     1.74%     1.61%     1.75%          2.21%
  Ratio of Net Investment Income to Average Net Assets
    (annualized)............................................    4.52%     4.27%     4.49%     3.99%          2.70%
(2) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(3) Non-Annualized.


                   See Financial Statements and Notes Thereto

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- CONTINUED (for a share outstanding throughout the periods)

--------------------------------------------------------------------------------



                                                           CLASS B SHARES
                                       ------------------------------------------------------
                                                                                MAY 28, 1993
                                                                               (COMMENCEMENT
                                                                               OF INVESTMENT
                                              YEAR ENDED DECEMBER 31,          OPERATIONS) TO
                                       -------------------------------------    DECEMBER 31,
                                        1997      1996      1995      1994          1993
                                       -------   -------   -------   -------   --------------
Net Asset Value, Beginning of the
  Period.............................  $10.209   $10.263   $ 9.319   $10.137      $ 9.700
                                       -------   -------   -------   -------      -------
  Net Investment Income..............     .402     0.375     0.430     0.417        0.233
  Net Realized and Unrealized
    Gain/Loss........................     .317    (0.027)    0.916    (0.818)       0.460
                                       -------   -------   -------   -------      -------
Total from Investment Operations.....     .719     0.348     1.346    (0.401)       0.693
                                       -------   -------   -------   -------      -------
Less:
  Distributions from Net Investment
    Income...........................     .402     0.402     0.402     0.417        0.234
  Distributions from Net Realized
    Gain.............................      -0-       -0-       -0-       -0-        0.022
                                       -------   -------   -------   -------      -------
Total Distributions..................     .402     0.402     0.402     0.417        0.256
                                       -------   -------   -------   -------      -------
Net Asset Value, End of the Period...  $10.526   $10.209   $10.263   $ 9.319      $10.137
                                       =======   =======   =======   =======      =======
Total Return
  (Non-annualized)(1)(2).............    7.23%     3.54%    14.62%    (4.04%)       7.23%(3)
Net Assets at End of the Period (In
  millions)..........................  $  16.4   $  16.4   $  17.5   $  17.7      $  13.9
Ratio of Expenses to Average Net
  Assets(1) (annualized).............    2.28%     2.32%     1.75%     1.43%         .92%
Ratio of Net Investment Income to
  Average Net Assets(1)
  (annualized).......................    3.91%     3.69%     4.33%     4.30%        3.95%
Portfolio Turnover...................      37%       45%       75%      274%          86%(3)

                                                            CLASS C SHARES
                                       --------------------------------------------------------
                                                                               OCTOBER 19, 1993
                                                                                (COMMENCEMENT
                                                                               OF DISTRIBUTION)
                                              YEAR ENDED DECEMBER 31,                 TO
                                       -------------------------------------     DECEMBER 31,
                                        1997      1996      1995      1994           1993
                                       -------   -------   -------   -------   ----------------
Net Asset Value, Beginning of the
  Period.............................  $10.206   $10.260   $ 9.314   $10.134       $10.250
                                       -------   -------   -------   -------       -------
  Net Investment Income..............     .402     0.374     0.430     0.419         0.091
  Net Realized and Unrealized
    Gain/Loss........................     .319    (0.026)    0.918    (0.822)       (0.098)
                                       -------   -------   -------   -------       -------
Total from Investment Operations.....     .721     0.348     1.348    (0.403)       (0.007)
                                       -------   -------   -------   -------       -------
Less:
  Distributions from Net Investment
    Income...........................     .402     0.402     0.402     0.417         0.087
  Distributions from Net Realized
    Gain.............................      -0-       -0-       -0-       -0-         0.022
                                       -------   -------   -------   -------       -------
Total Distributions..................     .402     0.402     0.402     0.417         0.109
                                       -------   -------   -------   -------       -------
Net Asset Value, End of the Period...  $10.525   $10.206   $10.260   $ 9.314       $10.134
                                       =======   =======   =======   =======       =======
Total Return
  (Non-annualized)(1)(2).............    7.23%     3.54%    14.74%    (4.04%)        (.10%)(3)
Net Assets at End of the Period (In
  millions)..........................  $   3.1   $   5.8   $   4.9   $   4.7       $   0.3
Ratio of Expenses to Average Net
  Assets(1) (annualized).............    2.29%     2.32%     1.74%     1.43%          .97%
Ratio of Net Investment Income to
  Average Net Assets(1)
  (annualized).......................    3.88%     3.70%     4.36%     4.34%         4.05%
Portfolio Turnover...................      37%       45%       75%      274%           86%(3)


----------------

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:



   Ratio of Expenses to Average Net
    Assets (annualized)..............    2.42%     2.50%     2.36%     2.50%        2.98%        2.43%     2.50%     2.34%
   Ratio of Net Investment Income to
    Average Net Assets
    (annualized).....................    3.77%     3.51%     3.72%     3.24%        1.89%        3.74%     3.52%     3.75%


   Ratio of Expenses to Average Net
    Assets (annualized)..............    2.46%         2.97%
   Ratio of Net Investment Income to
    Average Net Assets
    (annualized).....................    3.31%         2.06%



(2) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(3) Non-Annualized.
                   See Financial Statements and Notes Thereto

------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------

  Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), which is an open-end management investment company, commonly known as a "mutual fund," organized as a Delaware business trust. Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.


  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Fund. The Adviser or its affiliates also act as investment advisers to other mutual funds distributed by Van Kampen American Capital Distributors, Inc. (the "Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.


------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------


  The investment objective of the Fund is to seek a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund's investment objective may not be changed without shareholder approval. The Fund will seek to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of municipal securities rated investment grade at the time of investment. The Fund may invest the remainder of its total assets in municipal securities rated below investment grade and in unrated municipal securities believed by the Fund's investment adviser to be comparable quality, which involve special risk considerations. Securities rated below investment grade and unrated securities determined by the Fund's investment adviser to be of comparable quality commonly are referred to as "junk bonds". Under current market conditions, the Fund anticipates that it will maintain the dollar-weighted average life of its portfolio between three and ten years. There is no limit with respect to the expected life or stated maturity of individual municipal securities in which the Fund may invest. The Fund's policies with respect to ratings and portfolio life are not fundamental policies, and thus may be changed by the Trustees without shareholder approval. See "Municipal Securities."



  The Fund intends to invest at least 65% of its total assets in municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard and Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by any other nationally recognized statistical rating organization ("NRSRO") in the case of long-term obligations, and have equivalent ratings in the case of short-term obligations. Securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal. Whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. According to published guidelines, securities rated Baa by Moody's are considered by Moody's as medium grade obligations. Such securities are, in the opinion of Moody's, neither highly protected nor poorly secured. Interest payments and principal security appear to Moody's to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In the opinion of Moody's they lack outstanding investment characteristics and in fact have speculative characteristics as well. For a description of S&P's and Moody's ratings see the Statement of Additional Information. From time to time, the Fund also may invest up to 10% of its assets in tax exempt money market funds for cash management purposes. Such instruments will be treated as investments in municipal securities.

  The Fund may invest the remainder of its total assets in municipal securities rated below investment grade at the time of investment and unrated municipal securities that the Adviser considers to be of comparable quality to such securities. According to published guidelines, securities rated below investment grade are regarded by S&P, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While in the opinion of S&P such securities will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. According to published guidelines, securities rated below investment grade are regarded by Moody's as generally lacking characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may, in the opinion of Moody's, be small. Securities rated below investment grade commonly are referred to as "junk bonds." For a description of S&P's and Moody's ratings see the Statement of Additional Information.

  The foregoing policies with respect to credit quality of portfolio investments will apply only at the time of purchase of a security, and the Fund will not be required to dispose of a security in the event that S&P or Moody's (or any other NRSRO) downgrades its assessment of the credit characteristics of a particular issuer. In determining whether the Fund will retain or sell such a security, the Adviser may consider such factors as the Adviser's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other NRSRO.


  Under current market conditions, the Fund anticipates that it will maintain the dollar-weighted average life of its portfolio between three and ten years. Generally, a portfolio of municipal securities having intermediate dollar-weighted average life tends to produce a higher level of income than a portfolio of municipal securities having a shorter dollar-weighted average life and has less net asset value volatility than a portfolio of municipal securities having a longer dollar-weighted average life, although such differences cannot be assured. In addition, market prices of municipal securities with intermediate maturities generally fluctuate more in response to changes in interest rates than do market prices of municipal securities with shorter maturities but generally fluctuate less than market prices of municipal securities with longer maturities. Based on the foregoing, the Adviser believes that under current market conditions the yield and price characteristics of a municipal securities portfolio with a dollar-weighted average life of three to ten years generally offer an attractive balance between income and interest rate risk. In certain market conditions, however, such a portfolio may be less attractive because of differences in yield between municipal securities of different maturities due to supply and demand forces, monetary and tax policies and investor expectations. In the event of sustained market conditions that make it less desirable to maintain a dollar-weighted average portfolio life of three to ten years, the Board of Trustees of the Trust, after consultation with the Adviser, may change the investment policy of the Fund with respect to the dollar-weighted average life of the portfolio. The Fund's investment policy with respect to the dollar-weighted average life of its portfolio is not a fundamental policy, and may be changed by the Trustees without obtaining shareholder approval. There is no limitation with respect to the expected life or stated maturity of individual municipal securities in the Fund's portfolio.

  An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Fund. An investment in the Fund is intended to be a long-term investment and should not be used as a trading vehicle.


  Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem". The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. In addition, the Year 2000 Problem may adversely affect the issuers of securities in which the Fund may invest which, in turn, may adversely affect the net asset value of the Fund.


------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Municipal securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of

Columbia and their political subdivisions, agencies and instrumentalities, certain interstate agencies and certain territories of the United States, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal income tax. Under normal market conditions, up to 100% but not less than 80%, of the Fund's net assets will be invested in municipal securities. The foregoing is a fundamental policy of the Fund and cannot be changed without approval of the shareholders of the Fund.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including fixed and variable rate securities, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Fund may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest and include securities whose rates vary inversely with changes in market rates of interest. The Fund will not invest more than 15% of its total assets in derivative municipal securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Municipal securities may not be backed by the faith, credit and taxing power of the issuer. Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets, and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities. A more detailed description of the types of municipal securities in which the Fund may invest is included in the Statement of Additional Information.

  The net asset value of the Fund will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed-income municipal securities, the net asset value of the Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-income securities generally can be expected to decline. Volatility may be greater during periods of general economic uncertainty.

  The Fund will invest at least 65% of its total assets in municipal securities rated investment grade at the time of investment; however, such municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund.

  The Fund may invest the remainder of its total assets in municipal securities rated at the time of investment below investment grade or in unrated municipal securities considered by the Adviser to be of comparable quality to such securities. Securities rated below investment grade commonly are referred to as "junk bonds". Higher yields generally are available from such municipal securities. Investment in such lower grade municipal securities involves special risks as compared with investment in investment grade municipal securities. The market for lower grade municipal securities is considered to be less liquid than the market for investment grade municipal securities, which may adversely affect the ability of the Fund to dispose of such securities in a timely manner at a price which, in the Adviser's judgment, reflects the value of such security. The market price for less liquid securities tends to be more volatile than the market price for more liquid securities. Illiquid securities and the absence of readily available market quotations with respect thereto may make the Adviser's valuation of such securities more difficult, and the Adviser's judgment may play a greater role in the valuation of the Fund's securities. Lower grade municipal securities generally involve greater credit risk than investment grade municipal securities and are more sensitive to adverse economic changes, significant increases in interest rates and individual issuer developments. Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Fund will rely more heavily on the Adviser's ability to determine the relative investment quality of such securities than if the Fund invested exclusively in investment grade municipal securities. More detailed information concerning the risks associated with instruments in lower grade municipal securities is included in the Fund's Statement of Additional Information.

  The Adviser seeks to minimize the risks involved in investing in lower grade municipal securities through diversification and careful investment analysis. To the extent that there is no established retail market for some of the lower grade municipal securities in which the Fund may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Fund, subject to the supervision of the Board of Trustees of the Trust. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Fund's portfolio, the ability of the Adviser to value the Fund's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.


  The table below sets forth the percentages of the Fund's assets invested as of December 31, 1997 in the various S&P and Moody's rating categories and in unrated securities determined by the Adviser to be of comparable quality. The percentages are based on the dollar-weighted average of credit ratings of all debt securities held by the Fund during the 1997 fiscal year computed on a monthly basis.





                                                           UNRATED SECURITIES OF
                                      RATED SECURITIES       COMPARABLE QUALITY
              RATING                (AS A PERCENTAGE OF     (AS A PERCENTAGE OF
             CATEGORY                 PORTFOLIO VALUE)        PORTFOLIO VALUE)
             --------               --------------------   ----------------------
AAA/Aaa...........................         37.79%                   0.00%
AA/Aa.............................          7.36%                   0.00%
A/A...............................          6.23%                   0.00%
BBB/Baa...........................         23.47%                   5.41%
BB/Ba.............................          4.07%                  10.11%
B/B...............................          0.00%                   5.56%
CCC/Caa...........................          0.00%                   0.00%
CC/Ca.............................          0.00%                   0.00%
CC................................          0.00%                   0.00%
D.................................          0.00%                   0.00%
                                           -----                   -----
Percentage of Rated and Unrated
  Debt Securities.................         78.92%                  21.08%
                                           =====                   =====

  The Fund has not established any limit on the percentage of its portfolio that may be invested in municipal securities subject to the alternative minimum tax provisions of federal tax law, and a substantial portion of the income produced by the Fund may be taxable under the alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. In addition, income earned or deemed to be earned with respect to the Fund's Strategic Transactions, if any, will be taxable. See "Tax Status."



  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If any such proposal were to be enacted, the ability of the Fund to pay tax "exempt-interest" dividends might be adversely affected and the Fund would re-evaluate its investment objective and policies and consider changes in its structure.


  SELECTION OF INVESTMENTS. The Adviser will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income exempt from federal income tax and will select securities which the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding tax-exempt municipal securities permitted by the investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. Other than for tax purposes, frequency of portfolio turnover generally will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund may have annual portfolio turnover rates in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses or dealer costs than a lower rate, which expenses and costs must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains and any distributions resulting from such gains will be taxable. See "Tax Status" in this Prospectus and "Investment Policies and Restrictions" in the Statement of Additional Information.

  TEMPORARY DEFENSIVE STRATEGIES. At times conditions in the markets for tax-exempt municipal securities may, in the Adviser's judgment, make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest to a substantial degree in high-quality, short-term municipal obligations. If these high-quality, short-term municipal obligations are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in taxable obligations. Such taxable obligations may include: obligations of the U.S.

Government, its agencies or instrumentalities; other debt securities rated within the four highest grades by either S&P or Moody's (or comparably rated by any other NRSRO); commercial paper rated in the highest grade by either rating service (or comparably rated by any other NRSRO); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Adviser considers consistent with such strategy. To the extent that the Fund invests a substantial portion of its assets in taxable securities for temporary defensive purposes, the Fund will not be invested in a manner primarily designed to achieve a high level of current income exempt from federal income tax.

------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Fund also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risks. Strategic transactions generally will not be treated as investments in tax-exempt municipal securities for purposes of the Fund's 80% investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status."


  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may also purchase and sell municipal securities on a when-issued and delayed delivery basis. No income accrues to the Fund on municipal securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher or lower than yields on the municipal securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objectives and policies and not for the purposes of investment leverage.

No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a when-issued or delayed delivery basis.


  RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities including securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules.

  OTHER PRACTICES. The Fund may borrow amounts up to 5% of its net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of its net assets to secure such borrowings.

  The Fund generally will not invest more than 25% of its total assets in any industry, nor will the Fund generally invest more than 5% of its assets in the securities of any single issuer. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. It is nonetheless possible that the Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations if the Adviser determines that the yields available from obligations in a particular segment of the market justified the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment. The Fund reserves the right to invest more than 25% of its assets in industrial development bonds or in issuers located in the same state, although it has no present intention to invest more than 25% of its assets in issuers located in the same state. If the Fund were to invest more than 25% of its assets in issuers located in the same state, it would be more susceptible to adverse economic, business, or regulatory conditions in that state.

  The Fund may invest a substantial portion of its assets in municipal securities that pay interest that is subject to the federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund.

  INVESTMENT RESTRICTIONS. The Fund is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). See "Investment Policies and Restrictions" in the Statement of Additional Information.

  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Fund invests are traded principally in the over-the-counter market. In the over-the-counter market, securities generally are traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the managers, underwriters and dealers. The Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of bonds on a stock exchange are effected through brokers who charge a commission for their services.

  The Adviser is responsible for effecting securities transactions of the Fund and will do so in a manner deemed fair and reasonable to shareholders of the Fund and not according to any formula. The Adviser's primary considerations in selecting the manner of executing securities transactions for the Fund will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

  In effecting purchases and sales of the Fund's portfolio securities, the Adviser and the Fund may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Fund, the Adviser and the Distributor or dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Fund may take into account whether the firm has sold or is selling shares of the Fund. See "Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information for more information.

------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------


  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $60 billion under management or supervision. Van Kampen American Capital's more than 50 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital Distributors, Inc. (the "Distributor"), the distributor of the Fund and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen American Capital. Van Kampen American Capital is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financial and investing; and global custody, securities clearance services and securities lending.



  ADVISORY AGREEMENT. The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust, of which the Fund is a separate series. Subject to their authority, the Adviser and the respective officers of the Fund supervise and implement the Fund's investment activities and are responsible for overall management of the Fund's business affairs. The Fund pays the Adviser a monthly fee computed based upon an annual rate applied to average daily net assets of the Fund as follows:


               AVERAGE DAILY NET ASSETS                   % PER ANNUM
               ------------------------                  --------------
First $500 million.....................................  0.500 of 1.00%
Over $500 million......................................  0.450 of 1.00%

  Under its investment advisory agreement with the Adviser, the Fund has agreed to assume and pay the charges and expenses of the Fund's operations, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the 1940 Act, of the Adviser, the Distributor, ACCESS Investor Services, Inc. ("ACCESS"), Van Kampen American Capital or Morgan Stanley Dean Witter & Co.), the charges and expenses of independent accountants, legal counsel, transfer agent, or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares of the Fund under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee or to reimburse the Fund for all or a portion of its other expenses.



  PERSONAL INVESTMENT POLICIES. The Fund and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.



  PORTFOLIO MANAGEMENT. Timothy D. Haney, a Vice President of the Adviser, has been primarily responsible for the day-to-day management of the Fund's portfolio since January 1997. Mr. Haney has been employed by the Adviser since August 1988.


------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund.

  The Fund offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or
(b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a CDSC, Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."



  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor not to accept any order for Class B Shares in an amount of $500,000 or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares or Class C Shares. It is presently the policy of the Distributor not to accept any order for Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.


  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefit of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below).

  Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the Fund's Rule 12b-1 distribution plan which relate only to such class and (iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution and service fee or subject to the conversion feature will have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution and service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Fund will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."

  The administrative expenses that may be allocated to a specific class of shares may consist of (i) ACCESS' expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(iii) Securities and Exchange Commission (the "SEC") registration fees incurred by a class of shares; (iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------

  The Fund offers three classes of shares to the public on a continuous basis through the Distributor, as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares also are offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). The Fund reserves the right to suspend or terminate the continuous public offering of its shares at any time and without prior notice.

  The Fund's shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or with the Distributor plus any applicable sales charge. Sales personnel of brokers, dealers and financial intermediaries distributing the Fund's shares may receive differing compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Fund generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.


  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediary for certain services or activities which are primarily intended to result in sales of shares of the Fund. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. In some instances, additional compensation or promotional incentives may be offered to brokers, dealers or financial intermediaries that have sold or may sell significant amounts of shares during specified periods of time. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Fund. Such fees paid for such services and activities with respect to the Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. These programs will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale.


CLASS A SHARES


  The public offering price of Class A Shares is their net asset value plus an initial sales charge. The table below shows total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between the investor's broker, dealer or financial intermediary and the Distributor. As indicated above, at the discretion of the Distributor, the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that brokers, dealers or financial intermediaries who receive more than 90% of the sales charge may be deemed to be underwriters for purposes of the Securities Act of 1933, as amended.


SALES CHARGE TABLE

                                                                             DEALER
                                                                           CONCESSION
                                                                            OR AGENCY
                                              TOTAL SALES CHARGE           COMMISSION
                                         ----------------------------      -----------
                                         PERCENTAGE       PERCENTAGE       PERCENTAGE
         SIZE OF TRANSACTION             OF OFFERING        OF NET         OF OFFERING
          AT OFFERING PRICE                 PRICE         ASSET VALUE         PRICE
         -------------------             -----------      -----------      -----------
Less than $25,000....................       3.25%            3.36%            3.00%
$25,000 but less than $250,000.......       2.75             2.83             2.50
$250,000 but less than $500,000......       1.75             1.78             1.50
$500,000 but less than $1,000,000....       1.50             1.52             1.25
$1,000,000 or more*..................       *                *                *

------------------------------------------------------------------------------
   * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. See "Purchase of Shares -- Deferred Sales Charge Alternatives" for additional information with respect to CDSCs.

QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.


  Investors, or their brokers, dealers or financial intermediaries, must notify the Fund at the time of the purchase order whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.



  A person eligible for a reduced sales charge includes an individual, his or her spouse and children under 21 years of age and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary purchasing for a single trust or for a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.



  As used herein, "Participating Funds" refers to certain open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management, Inc. ("Asset Management") and distributed by the Distributor as determined from time to time by the Fund's Board of Trustees.

  VOLUME DISCOUNTS. The size of investment shown in the preceding sales charge table applies to the total dollar amount being invested by any person at any one time in Class A Shares of the Fund, or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.

  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding sales charge table may also be determined by combining the amount being invested in Class A Shares of the Fund with other shares of the Fund and shares of Participating Funds, plus the current offering price of all shares of the Fund and other Participating Funds which have been previously purchased and are still owned.


  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding sales charge table. The size of investment shown in the preceding sales charge table includes the amount of intended purchases of Class A Shares of the Fund with other shares of the Fund and shares of the Participating Funds plus the value of all shares of the Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the sales charge applicable to the purchases made and the sales charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.


OTHER PURCHASE PROGRAMS

  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit investment trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Fund or the Distributor. The Fund reserves the right to modify or terminate these arrangements at any time.

  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer, financial intermediary or the Distributor.

  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.

  As further requirements for obtaining these special benefits, the Fund also requires that all dividends and other distributions by the Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Fund reserves the right to modify or terminate this program at any time.

  NAV PURCHASE OPTIONS. Class A Shares of the Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:

  (1) Current or retired trustees or directors of funds advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and such persons' families and their beneficial accounts.


  (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser, and such persons' families and their beneficial accounts.


  (3) Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees: provided that such purchases are otherwise permitted by such institutions.



  (4) Registered investment advisers who charge a fee for their services, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. The Distributor may pay Participating Dealers through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period.



  (5) Trustees and other fiduciaries purchasing shares for retirement plans which invest in multiple fund families through broker-dealer retirement plan alliance programs that have entered into agreements with the Distributor and which are subject to certain minimum size and operational requirements. Trustees and other fiduciaries should refer to the Statement of Additional Information for further detail with respect to such alliance programs.



  (6) Beneficial owners of shares of a Participating Fund held by a retirement plan or held in a tax-advantaged retirement account who purchase shares of the Fund with proceeds from distributions from such a plan or retirement account other than distributions taken to correct an excess contribution.



  (7) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.



  (8) Trusts created under pension, profit sharing or other employee benefit plans qualified under Section 401(a) of the Code, or custodial accounts held by a bank created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code and assets held by an employer or trustee in connection with an eligible deferred compensation plan under Section 457 of the Code. Such plans will qualify for purchases at net asset value provided, for plans initially establishing accounts with the Distributor in the Participating Funds after February 1, 1997, that (1) the initial amount invested in the Participating Funds is at least $500,000 or (2) such shares are purchased by an employer sponsored plan with more than 100 eligible employees. Such plans that have been established with a Participating Fund or have received proposals from the Distributor prior to February 1, 1997 based on net asset value purchase privileges previously in effect will be qualified to purchase shares of the Participating Funds at net asset value for accounts established on or before May 1, 1997. Section 403(b) and similar accounts for which Van Kampen American Capital Trust Company served as custodian will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees, except under certain uniform criteria established by the Distributor from time to time. A commission will be paid on the foregoing purchases as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million and 0.25% on the excess over $50 million.


  (9) Individuals who are members of a "qualified group". For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and Participating Funds, (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economics of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a CDSC of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.


The term "families" includes a person's spouse, children under 21 years of age and grandchildren, parents, and a person's spouse's parents.


  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with ACCESS, the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. Authorized brokers, dealers or financial intermediaries will be paid a service fee as described herein under "Distribution and Service Plans" on purchases made as described in
(3) through (9) above. The Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value to such groups at any time.


DEFERRED SALES CHARGE ALTERNATIVES

  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class B Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the

CDSC Shares out of its own assets, and not out of the assets of the Fund, at a percentage rate of the dollar value of the CDSC Shares purchased from the Fund by such brokers, dealers and financial intermediaries, which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million; (ii) 3.00% with respect to Class B Shares; and (iii) 1.00% with respect to Class C Shares. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the Fund will receive from such sale.

  CDSC Shares redeemed within a specified period of time generally will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the CDSC will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no contingent deferred sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchase of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.

  Proceeds from the CDSC and the distribution fee applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents for selling such shares. The combination of the CDSC and the distribution fees facilitates the ability of the Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.

  In determining whether a CDSC is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of CDSC Shares held longest during the period of time that a CDSC is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value per share since the time of purchase.

  To provide an example, assume an investor purchased 100 Class B Shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.5% (the applicable rate in the second year after purchase).

  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows:
1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

  CLASS B SHARES. Class B Shares redeemed within four years of purchase generally will be subject to a CDSC at the rates set forth below, charged as a percentage of the dollar amount subject thereto:

---------------------------------------------------------------------------
                                                        CONTINGENT DEFERRED
                                                         SALES CHARGE AS A
                                                           PERCENTAGE OF
                                                           DOLLAR AMOUNT
                YEAR SINCE PURCHASE                      SUBJECT TO CHARGE
---------------------------------------------------------------------------
First...............................................           3.00%
Second..............................................           2.50%
Third...............................................           2.00%
Fourth..............................................           1.00%
Fifth and after.....................................           0.00%

  The CDSC generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services -- Systematic Withdrawal Plan."

  CLASS C SHARES. Class C Shares redeemed within the first 12 months of purchase generally will be subject to a CDSC of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a CDSC.


  CONVERSION FEATURE. Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The conversion schedule applicable to a share acquired through the exchange privilege is determined by reference to the Participating Fund from which such share originally was purchased. The conversion of such shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution fees and transfer agency costs with respect to such shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) the conversion of such shares does not constitute a taxable event under federal income tax law. The conversion may be suspended if such an opinion is no longer available and such shares might continue to be subject to the higher aggregate fees applicable to such shares for an indefinite period.



  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of Class B Shares and Class C Shares: (i) following the death or disability (as defined in the Code) of a shareholder; (ii) in connection with required minimum distributions from an IRA or another retirement plan; (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account; (iv) in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of such shares; and (v) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The CDSC also is waived on redemptions of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 180 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE


  The net asset value per share of the Fund will be determined separately for each class of shares. The net asset value per share of a given class of shares of the Fund is determined by calculating the total value of the Fund's assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares, and dividing the result by the number of shares of such class outstanding. The net asset value for the Fund is computed once daily as of 5:00 p.m. Eastern time Monday through Friday, except on customary business holidays, and except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable. The net asset value per share of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different classes of shares may differ.


  Portfolio securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees of the Trust, of which the Fund is a series. Securities with remaining maturities of 60 days or less are valued at amortized cost when amortized cost is determined in good faith by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees of the Trust.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  The Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Fund at any time.


  INVESTMENT ACCOUNT. ACCESS, transfer agent for the Fund and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which the investor's shares of the Fund are held by ACCESS. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder who has an account in any of the Participating Funds will receive quarterly statements from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.


  SHARE CERTIFICATES. Generally, the Fund will not issue share certificates. However, upon written or telephone request to the Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Fund. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.

  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the Fund. Such shares are acquired at net asset value (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Fund."



  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to debit a bank account on a regular basis to invest predetermined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.



  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Fund invested into shares of the same class of any Participating Fund so long as a pre-existing account for such class of shares exists for such shareholder. If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.



  EXCHANGE PRIVILEGE. Shares of the Fund may be exchanged for shares of the same class of any Participating Fund based on the next computed net asset value of each fund after requesting the exchange without any sales charge, subject to certain limitations. Shareholders seeking an exchange into a Participating Fund should obtain and read a current prospectus for such Participating Fund. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.


  To be eligible for exchange, shares of the Fund must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of the Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

  Class A Shares of Van Kampen American Capital funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of the Fund.


  When Class B shares and Class C shares are exchanged among Participating Funds, the holding period for purposes of computing the CDSC is based upon the date of the initial purchase of such shares from a Participating Fund (the "Original Fund"). Upon redemption shares from the Participating Funds' complex of funds,

Class B shares and Class C shares are subject to the CDSC schedule imposed by the Original Fund.



  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is carried over and included in the tax basis of the shares acquired.



  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 341-2911 ((800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund, an exchanging shareholder must file a specific written request. The Fund reserves the right to reject any order to acquire shares through exchange. In addition, the Fund may modify restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.


  A prospectus of any of these mutual funds may be obtained from any broker, dealer or financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.

  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.


  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a CDSC. Initial account balance means the amount of the shareholder's investment at the time the election to participate in the plan is made.



  Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with the purchase of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. Any gain or loss realized by the shareholder upon the redemption of shares is a taxable event.



  CHECK WRITING PRIVILEGE. A Class A shareholder holding shares of the Fund for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company (the "Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.



  When a check is presented to the Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."



  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or the Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks. See the Statement of Additional Information for further information regarding the establishment of the privilege.

  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of ACH. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.



  INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the internet. Please refer to our web site at www.vkac.com for further instruction. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon internet instruction and providing written confirmation of instructions communicated through the internet. If reasonable procedures are employed, neither VKAC nor the Fund will be liable for following instructions through the internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P. O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the Fund.

  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event a redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 120 days must accompany the redemption request.



  In the case of redemption requests sent directly to ACCESS, the redemption price is the net asset value per share next determined after the request is received. Payment for shares redeemed (less any sales charge, if applicable) ordinarily will be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, which may take up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.


  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.


  TELEPHONE REDEMPTION REQUESTS. The Fund permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Fund at (800) 341-2911 ((800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.


  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check ordinarily will be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire ordinarily will be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. The Fund reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.



  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.



  REDEMPTION UPON DEATH OR DISABILITY. The Fund will waive the CDSC on redemptions following the death or disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the CDSC on Class B Shares and Class C Shares.


  In cases of death or disability, the CDSCs on Class B Shares and Class C Shares will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.



  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of the Fund. Holders of Class C Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of the Fund with credit given for any CDSC paid upon such redemption. Such reinstatement is made at the net asset value (without sales charge except as described under "Shareholder Services -- Exchange Privilege") next determined after the order is received, which must be within 180 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.


------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS
------------------------------------------------------------------------------

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of each class. The Distribution Plan and the Service Plan are being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers and financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.

  CLASS A SHARES. The Fund may spend an aggregate amount of up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the Fund pursuant to the Distribution Plan and the Service Plan. From such amount, the Fund may spend up to 0.25% per year of its average daily net assets attributable to the Class A Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of shareholders' accounts. The Fund pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expenses.

  CLASS B SHARES. The Fund may spend up to 0.75% per year of its average daily net assets attributable to the Class B Shares pursuant to the Distribution Plan. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class B Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  CLASS C SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the Fund pursuant to the Distribution Plan. From such amount, the Fund, or the Distributor as agent for the Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the Fund's average daily net assets attributable to Class C Shares maintained in the Fund more than one year by such broker's, dealer's or financial intermediary's customers. The Fund pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense attributable to the Class C Shares. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class C Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.

  The Distributor's actual expenses with respect to the CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to the CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the CDSC. In such event, with respect to the CDSC Shares, any unreimbursed expenses will be carried forward and paid by the Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Fund does not impose any limit with respect to the number of years into the future that such unreimbursed distribution expenses may be carried forward (on a Fund level basis). Because such expenses are accounted on a Fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. As of December 31, 1997, there were $28,000 and $2,258 of unreimbursed distribution related expenses with respect to Class B Shares and Class C Shares, respectively, representing 0.17% and 0.07% of the Fund's net assets attributable to Class B Shares and Class C Shares, respectively. If the Distribution Plan was terminated or not continued, the Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through CDSCs.


  Because the Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the CDSC with respect to a particular class of shares to defray distribution-related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Fund's shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Fund would seek alternate providers and expects that shareholders would not experience any disadvantage.

------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUND
------------------------------------------------------------------------------

  The Fund's present policy, which may be changed at any time by the Board of Trustees, is to declare daily and pay monthly distributions of all or substantially all net investment income of the Fund. Net investment income consists of all interest income, dividends and other ordinary income earned by the Fund, less all expenses of the Fund attributable to the class of shares in question. Net short-term capital gains, if any, may be distributed throughout the year. Expenses of the Fund are accrued each day. Net realized long-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee, service fee, or, where applicable, the conversion feature will be lower than distributions with respect to a class of shares subject to a lower distribution fee, service fee, or not subject to the conversion feature.

  Investors will be entitled to begin receiving dividends on their shares on the business day after ACCESS receives payments for such shares. However, shares become entitled to dividends on the day ACCESS receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.

  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.


  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. The Fund will automatically credit monthly distributions and any annual net long-term capital gain distributions to a shareholder's account in additional shares of the Fund valued at net asset value, without a sales charge. Unless a shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. See "Shareholder Services -- Reinvestment Plan."


------------------------------------------------------------------------------
TAX STATUS
------------------------------------------------------------------------------


  FEDERAL INCOME TAXATION OF THE FUND. The Fund has elected and qualified and intends to continue to qualify each year to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.


  If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.

  In order to avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.

  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.


  Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require the Fund to recognize income or gain without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.


  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.

  DISTRIBUTIONS. The Fund intends to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of municipal securities.


  Certain limitations on the use and investment of the proceeds of state and local government bonds and other funds must be satisfied in order to maintain the exclusion from gross income for interest on such bonds. These limitations generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


  Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.


  Interest on certain "private-activity bonds" is an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Fund invests a portion of its assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the alternative minimum tax. Per capita volume limitations on certain private-activity bonds could limit the amount of such bonds available for investment by the Fund.


  Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.


  Although exempt-interest dividends generally may be treated by Fund shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain this exclusion if the shareholder would be treated as a "substantial user" (or a "related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by the Fund, or by the Trust if it is required to qualify as a regulated investment company as described below. "Substantial user" is defined under U.S. Treasury regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed 5% of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.



  While the Fund expects that a major portion of its net investment income will constitute tax-exempt interest, a significant portion may consist of investment company taxable income. Distributions of the Fund's net investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gains ("capital gain dividends"), if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held by such shareholders. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). For a summary of the tax rates applicable to capital gains (including capital gain dividends), see "Capital Gains Rates Under the 1997 Tax Act" below. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. Tax-exempt shareholders not subject to federal income tax on their income generally will not be taxed on distributions from the Fund.


  Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.


  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends designated as exempt-interest dividends cannot exceed the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are exempt-interest dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax exempt during the period covered by the dividend. Fund distributions generally will not qualify for the dividends received deduction for corporations.


  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.


  The Fund is required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications, or who are otherwise subject to backup withholding.



  SALE OF SHARES. The sale of shares (including transfers in connection with a redemption or repurchase of shares) will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such shares have been held for more than one year. For a summary of the tax rates applicable to capital gains, see "Capital Gains Rates Under the 1997 Tax Act" below. Any loss recognized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. Any short-term capital loss on the sale or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.



  CAPITAL GAINS RATES UNDER THE 1997 TAX ACT. Under the Taxpayer Relief Act of 1997 (the "1997 Tax Act"), the maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for capital assets held for one year or less, (ii) 28% for capital assets held for more than one year but not more than 18 months and (iii) 20% for capital assets held for more than 18 months. The maximum net capital gains tax rate for corporations remains at 35%. The tax rates for capital gains described above will apply to distributions of capital gain dividends by the Fund (if, as expected, the Fund designates capital gain dividends as 28% rate gain distributions or 20% rate gain distributions, in accordance with its holding periods for the securities sold that generated such capital gain dividends) as well as to sales and exchanges of shares in the Fund. With respect to capital losses recognized on dispositions of shares held six months or less where such losses are treated as long-term capital losses to the extent of prior distributions of capital gain dividends received on such shares (see "Sale of Shares" above), it is unclear how such capital losses offset the capital gains referred to above. Shareholders should consult their own tax advisers as to the application of the new capital gains rates to their particular circumstances.


  STATE AND LOCAL TAXES. The exemption of interest income for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. Income distributions may be taxable to shareholders under state or local law as dividend income even though a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. It is recommended that investors consult their tax advisers for information in this regard. The Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income earned on municipal securities received by the Fund during the preceding calendar year. Dividends and distributions paid by the Fund from sources other than tax-exempt interest are generally subject to taxation at the state and local levels.


  GENERAL. The federal, state and local income tax discussion set forth above is for general information only. Prospective investors should consult their advisers regarding the specific federal tax consequences of purchasing, holding and disposing of shares, as well as the effects of state, local and foreign tax law and any proposed tax law changes.


------------------------------------------------------------------------------
FUND PERFORMANCE
------------------------------------------------------------------------------


  From time to time advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Any such information will include the average total return of the Fund calculated on a compounded basis for specified periods of time. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of the Fund's Shares. In lieu of or in addition to total return and yield calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc. or nationally recognized financial publications. From time to time, the Fund may compare its performance to certain securities and unmanaged indices which may have different risk/reward characteristics than the Fund. Such characteristics may include, but are not limited to, tax features, guarantees, insurance and fluctuation of principal or return. In addition, from time to time, the Fund may utilize sales literature that includes hypotheticals.

  From time to time, the Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for each class of shares of the Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate is determined by annualizing the distributions per share for a stated period and dividing the result by the public offering price for the same period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by the Fund's investments plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of the Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Fund. Distribution rates will be computed separately for each class of the Fund's Shares.


  Further information about the Fund's performance is contained in the Fund's Annual Report and Semi-Annual Report, each of which can be obtained without charge by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired).


------------------------------------------------------------------------------
DESCRIPTION OF SHARES OF THE FUND
------------------------------------------------------------------------------


  The Fund is a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust organized as of May 10, 1995 (the "Trust"). The Fund was originally organized in 1993 under the name Van Kampen Merritt Limited Term Municipal Income Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust as of July 31, 1995 and adopted its current name at that time. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series.


  The authorized capitalization of the Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value, divided into three classes, designated Class A Shares, Class B Shares and Class C Shares. Each class of shares represent an interest in the same assets of the Fund and are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. See "Distribution and Service Plans."

  The Fund is permitted to issue an unlimited number of classes of shares. Each class of shares is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. There are no conversion, preemptive or other subscription rights, except with respect to the conversion of Class B Shares and certain Class C Shares into Class A Shares as described above. In the event of liquidation, each of the shares of the Fund is entitled to its portion of all of the Fund's net assets after all debt and expenses of the Fund have been paid. Since Class B Shares and Class C Shares pay higher distribution expenses, the liquidation proceeds to holders of Class B Shares and Class C Shares are likely to be lower than to holders of Class A Shares.

  The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information.

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.


  The fiscal year end of the Fund is December 31. The Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An Annual Report, containing financial statements audited by the Fund's independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE
NUMBER--(800) 341-2911.

PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS, OR
REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)
DIAL (800) 421-2833.

FOR AUTOMATED TELEPHONE
SERVICES DIAL (800) 847-2424.
VAN KAMPEN AMERICAN CAPITAL
INTERMEDIATE TERM
MUNICIPAL INCOME FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser

VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor

VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent

ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital
     Intermediate Term Municipal
     Income Fund

Custodian

STATE STREET BANK AND
TRUST COMPANY
225 West Franklin Street, P.O. Box 1713
Boston, MA 02105-1713
Attn: Van Kampen American Capital
     Intermediate Term Municipal
     Income Fund

Legal Counsel

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, IL 60606

Independent Accountants

KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

 ------------------------------------------------------------------------------

                               INTERMEDIATE TERM
                                MUNICIPAL INCOME
                                      FUND

 ------------------------------------------------------------------------------

                              P R O S P E C T U S

                                 APRIL 30, 1998

------       ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH
                          VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL
                      FLORIDA INSURED TAX FREE INCOME FUND
------------------------------------------------------------------------------


    Van Kampen American Capital Florida Insured Tax Free Income Fund (the "Fund") is a non-diversified mutual fund, organized as a separate series of Van Kampen American Capital Tax Free Trust. The Fund's investment objective is to provide investors a high level of current income exempt from federal income tax and Florida intangible personal property taxes, consistent with preservation of capital. The Fund is designed for investors who are residents of Florida for tax purposes. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of Florida municipal securities that are insured as to timely payment of both principal and interest by an entity whose claims-paying ability is rated AAA by Standard and Poor's Ratings Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating from another nationally recognized statistical rating organization. Insured municipal securities in which the Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. Up to 20% of the Fund's total assets may consist of uninsured Florida municipal securities rated investment grade at the time of investment. See "Municipal Securities." There is no assurance that the Fund will achieve its investment objective.



    The investment adviser for the Fund is Van Kampen American Capital Investment Advisory Corp. (the "Adviser"). This Prospectus sets forth the information about the Fund that a prospective investor should know before investing in the Fund. Please read it carefully and retain it for future reference. The address of the Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and its telephone number is (800) 421-5666.

                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



    A Statement of Additional Information, dated April 30, 1998, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Fund's Statement of Additional Information may be obtained without charge by calling (800) 421-5666 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related Fund materials at the SEC's Internet web site (http://www.sec.gov).

                               ------------------
                         VAN KAMPEN AMERICAN CAPITAL SM
                               ------------------

                    THIS PROSPECTUS IS DATED APRIL 30, 1998.

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                                PAGE
                                                                ----
Prospectus Summary..........................................      3
Shareholder Transaction Expenses............................      5
Annual Fund Operating Expenses and Example..................      6
Financial Highlights........................................      8
The Fund....................................................     10
Investment Objective and Policies...........................     10
Municipal Securities........................................     12
Investment Practices........................................     15
Special Considerations Regarding the Fund...................     19
Investment Advisory Services................................     20
Alternative Sales Arrangements..............................     22
Purchase of Shares..........................................     24
Shareholder Services........................................     34
Redemption of Shares........................................     38
Distribution and Service Plans..............................     41
Distributions from the Fund.................................     43
Tax Status..................................................     44
Fund Performance............................................     50
Description of Shares of the Fund...........................     51
Additional Information......................................     52


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------


THE FUND. Van Kampen American Capital Florida Insured Tax Free Income Fund (the "Fund") is a non-diversified mutual fund, organized as a separate series of Van Kampen American Capital Tax Free Trust. See "The Fund."


INVESTMENT OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income tax and Florida intangible personal property taxes, consistent with preservation of capital. The Fund is designed for investors who are residents of Florida for tax purposes.


INVESTMENT POLICIES. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of Florida municipal securities that are insured as to timely payment of both principal and interest by an entity whose claims-paying ability is rated AAA by Standard and Poor's Ratings Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating from another nationally recognized statistical rating organization ("NRSRO"). Up to 20% of the Fund's total assets may consist of uninsured Florida municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by S&P or Baa or higher by Moody's or an equivalent rating from another NRSRO. Up to 20% of the Fund's assets may be invested in municipal securities that are subject to federal alternative minimum tax. See "Investment Objectives and Policies," "Municipal Securities" and "Special Considerations Regarding the Fund."


INVESTMENT RESULTS. The investment results of the Fund are shown in the table of "Financial Highlights."


PURCHASE OF SHARES. Shares of the Fund are offered through Van Kampen American Capital Distributors, Inc. (the "Distributor"), as principal underwriter, and through selected brokers and dealers. The offering price is the net asset value per share next determined following receipt of an investor's order to purchase plus a sales charge which, at the option of the investor, may be imposed at the time of purchase or on a contingent deferred basis. Investors may elect to purchase Class A Shares, Class B Shares or Class C Shares, each with different sales charges and expenses. The minimum initial investment is $500 for each class of shares and the minimum subsequent investment is $25 for each class of shares (or less as described under "Purchase of Shares"). The different classes of shares permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. See "Purchase of Shares."


INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser.

SPECIAL RISK FACTORS. The Fund may invest up to 20% of its assets in certain derivative securities such as inverse floaters. Investment in such derivative securities involves significant risks. Under normal market conditions, the Fund will invest substantially all of its assets in insured Florida municipal securities, and therefore it will be more susceptible to factors adversely affecting issuers of Florida municipal securities than a municipal securities fund that does not invest in Florida municipal securities to this degree. There can be no assurance that the Fund will achieve its objective. See "Special Considerations Regarding the Fund."

  The foregoing is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

                                   CLASS A      CLASS B         CLASS C
                                   SHARES        SHARES          SHARES
                                   -------      -------         -------
Maximum sales charge imposed on
  purchases (as a percentage of
  the offering price)..........     4.75%(1)    None            None
Maximum sales charge imposed on
  reinvested dividends (as a
  percentage of the
  offering price)..............      None       None(3)         None(3)
Deferred sales charge (as a
  percentage of the lesser of
  original purchase price or
  redemption proceeds).........      None(2)    Year 1--4.00%   Year 1--1.00%
                                                Year 2--3.75%   After--None
                                                Year 3--3.50%
                                                Year 4--2.50%
                                                Year 5--1.50%
                                                Year 6--1.00%
                                                 After--None

Redemption fees (as a
  percentage of amount
  redeemed)....................      None         None          None

Exchange fees..................      None         None          None

------------------------------------------------------------------------------
(1) Reduced on investments of $100,000 or more. See "Purchase of Shares -- Class A Shares."

(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchase of Shares -- Deferred Sales Charge Alternative -- Class A Share Purchases of $1 Million or More."


(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred by the Distributor on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
------------------------------------------------------------------------------


                                       CLASS A          CLASS B          CLASS C
                                        SHARES           SHARES           SHARES
                                       -------          -------          -------
Management fees(1) (as a
  percentage of average daily net
  assets).........................      0.00%            0.00%            0.00%
12b-1 fees(1)(2) (as a percentage
  of average daily net assets)....      0.25%          1.00%(3)         1.00%(3)
Other expenses(1) (as a percentage
  of average daily net assets)....      0.34%            0.33%            0.37%
Total expenses(1) (as a percentage
  of average daily net assets)....      0.59%            1.33%            1.37%


------------------------------------------------------------------------------


(1) Expenses include a reimbursement of $223,516 of "Management fees" and assumption of $88,936 of "Other expenses" by the Adviser. If the Adviser did not reimburse fees for the fiscal year ending December 31, 1997, the "Management fees" would have been 0.50% for each class of shares, "Other expenses" would have been 0.54% for Class A Shares, 0.53% for Class B Shares and 0.56% for Class C Shares and "Total expenses" would have been 1.29% for Class A Shares, 2.03% for Class B Shares and 2.06% for Class C Shares.


(2) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25%, if any, represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker-dealers as sales compensation.


(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted as a fund-level expense by the rules of the National Association of Securities Dealers, Inc.

EXAMPLE:


                                            ONE       THREE      FIVE        TEN
                                            YEAR      YEARS      YEARS      YEARS
                                            ----      -----      -----      -----
You would pay the following expenses
  on a $1,000 investment, assuming (i)
  an operating expense ratio of 0.59%
  for Class A Shares, 1.33% for Class
  B Shares and 1.37% for Class C
  Shares, (ii) 5.00% annual return and
  (iii) redemption at the end of each
  time period:
  Class A Shares......................      $53        $66        $79       $118
  Class B Shares......................      $54        $77        $88       $140*
  Class C Shares......................      $24        $43        $75       $165
You would pay the following expenses
  on the same $1,000 investment
  assuming no
  redemption at the end of each
  period:
  Class A Shares......................      $53        $66        $79       $118
  Class B Shares......................      $14        $42        $73       $140*
  Class C Shares......................      $14        $43        $75       $165


------------------------------------------------------------------------------
* Based on conversion to Class A Shares after eight years.


  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years and is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required by the SEC to utilize a 5.00% annual return assumption. As Fund assets increase, the fees waived or expenses reimbursed by the Adviser are expected to decrease. Accordingly, it is unlikely that future expenses as projected will remain consistent with those determined based on the "Annual Fund Operating Expenses" table. Class B shares acquired through the exchange privilege are subject to the CDSC schedule relating to the Class B Shares of the fund from which the purpose of Class B was originally made. The ten year amount with respect to Class B Shares of the Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------
  The following schedule presents financial highlights for one Class A Share, one Class B Share and one Class C Share of the Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the Statement of Additional Information.


                                                                                    CLASS A SHARES
                                                              -----------------------------------------------------------
                                                                                                           JULY 29, 1994
                                                                                                           (COMMENCEMENT
                                                                                                           OF INVESTMENT
                                                                       YEAR ENDED DECEMBER 31,             OPERATIONS) TO
                                                              ------------------------------------------    DECEMBER 31,
                                                                  1997           1996           1995            1994
                                                                  ----           ----           ----       --------------
Net Asset Value, Beginning of the Period....................    $15.060        $15.203        $13.796         $14.300
                                                                -------        -------        -------         -------
 Net Investment Income......................................       .766           .784           .789            .291
 Net Realized and Unrealized Gain/Loss......................       .508          (.153)         1.416           (.507)
                                                                -------        -------        -------         -------
Total from Investment Operations............................      1.274           .631          2.205           (.216)
Less:
 Distributions from and in Excess of Net Investment
   Income...................................................       .774           .774           .798            .288
 Distributions from Net Realized Gain.......................       .010            -0-            -0-             -0-
                                                                -------        -------        -------         -------
Total Distributions.........................................       .784           .774           .798            .288
Net Asset Value, End of the Period..........................    $15.550        $15.060        $15.203         $13.796
                                                                =======        =======        =======         =======
Total Return*(a)............................................      8.72%          4.37%         16.29%          (1.47%)**
Net Assets at End of Period (in millions)...................    $  29.3        $  22.2        $  16.2         $   9.0
Ratio of Expenses to Average Net Assets(*)..................       .59%           .28%           .44%            .49%
Ratio of Net Investment Income to Average Net Assets(*).....      5.05%          5.31%          5.33%           5.13%
Portfolio Turnover..........................................        48%            73%            41%             19%**


----------------

* If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:



Ratio of Expenses to Average Net Assets.....................      1.29%          1.47%          1.70%           1.99%
Ratio of Net Investment Income to Average Net Assets........      4.35%          4.13%          4.07%           3.64%


(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.


** Non-Annualized.


                   See Financial Statements and Notes Thereto

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- CONTINUED (for a share outstanding throughout the periods)

--------------------------------------------------------------------------------

                                                           CLASS B SHARES
                                     -----------------------------------------------------------
                                                                                  JULY 29, 1994
                                                                                  (COMMENCEMENT
                                                                                  OF INVESTMENT
                                              YEAR ENDED DECEMBER 31,             OPERATIONS) TO
                                     ------------------------------------------    DECEMBER 31,
                                         1997           1996           1995            1994
                                     ------------   ------------   ------------   --------------
Net Asset Value, Beginning of the
 Period............................    $15.064        $15.201        $13.792         $14.300
                                       -------        -------        -------         -------
 Net Investment Income.............       .650           .677           .685            .251
 Net Realized and Unrealized
   Gain/Loss.......................       .510          (.154)         1.415           (.509)
                                       -------        -------        -------         -------
Total from Investment Operations...      1.160           .523          2.100           (.258)
Less:
 Distributions from and in Excess
   of Net Investment Income........       .660           .660           .691            .250
 Distributions from Net Realized
   Gain............................       .010            -0-            -0-             -0-
                                       -------        -------        -------         -------
Total Distributions................       .670           .660           .691            .250
Net Asset Value, End of the
 Period............................    $15.554        $15.064        $15.201         $13.792
                                       =======        =======        =======         =======
Total Return*(a)...................      7.91%          3.58%         15.53%          (1.81%)**
Net Assets at End of Period (in
 millions) (Class C is in
 thousands)........................    $  22.5        $  18.9        $  16.9         $  10.9
Ratio of Expenses to Average Net
 Assets*...........................      1.33%          1.03%          1.12%           1.26%
Ratio of Net Investment Income to
 Average Net Assets*...............      4.30%          4.56%          4.66%           4.31%
Portfolio Turnover.................        48%            73%            41%             19%**

                                                           CLASS C SHARES
                                     -----------------------------------------------------------
                                                                                  JULY 29, 1994
                                                                                  (COMMENCEMENT
                                                                                  OF INVESTMENT
                                              YEAR ENDED DECEMBER 31,             OPERATIONS) TO
                                     ------------------------------------------    DECEMBER 31,
                                         1997           1996           1995            1994
                                     ------------   ------------   ------------   --------------
Net Asset Value, Beginning of the
 Period............................   $  15.081       $15.213        $13.786         $14.300
                                      ---------       -------        -------         -------
 Net Investment Income.............        .666          .668           .690            .249
 Net Realized and Unrealized
   Gain/Loss.......................        .504         (.140)         1.428           (.513)
                                      ---------       -------        -------         -------
Total from Investment Operations...       1.170          .528          2.118           (.264)
Less:
 Distributions from and in Excess
   of Net Investment Income........        .660          .660           .691            .250
 Distributions from Net Realized
   Gain............................        .010           -0-            -0-             -0-
                                      ---------       -------        -------         -------
Total Distributions................        .670          .660           .691            .250
Net Asset Value, End of the
 Period............................   $  15.581       $15.081        $15.213         $13.786
                                      =========       =======        =======         =======
Total Return*(a)...................       7.97%         3.65%         15.61%          (1.81%)**
Net Assets at End of Period (in
 millions) (Class C is in
 thousands)........................   $ 1,195.1       $ 849.2        $ 461.8         $  11.4
Ratio of Expenses to Average Net
 Assets*...........................       1.37%         1.03%          1.13%           1.26%
Ratio of Net Investment Income to
 Average Net Assets*...............       4.38%         4.56%          4.51%           4.28%
Portfolio Turnover.................         48%           73%            41%             19%**


----------------

* If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:


Ratio of Expenses to Average Net Assets()...................      2.03%          2.22%          2.38%           2.75%
Ratio of Net Investment Income to Average Net Assets........      3.60%          3.38%          3.40%           2.81%
Ratio of Expenses to Average Net Assets()...................      2.06%          2.22%          2.39%           2.74%
Ratio of Net Investment Income to Average Net Assets........      3.68%          3.38%          3.25%           2.87%


(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

** Non-Annualized.

                   See Financial Statements and Notes Thereto

------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------


  Van Kampen American Capital Florida Insured Tax Free Income Fund (the "Fund") is a non-diversified, separate series of Van Kampen American Capital Tax Free Trust (the "Trust"), an open-end management investment company, commonly known as a "mutual fund." Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.



  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Fund. The Adviser or its affiliates act as investment advisers to other mutual funds distributed by Van Kampen American Capital Distributors, Inc. ("the Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.


------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------


  The investment objective of the Fund is to provide investors a high level of current income exempt from federal income tax and Florida intangible personal property taxes, consistent with preservation of capital. The Fund is designed for investors who are residents of Florida for tax purposes. The Fund's investment objective is a fundamental policy and may not be changed without shareholder approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Under normal market conditions, the Fund will invest up to 80% of its assets in Florida municipal securities that are insured as to timely payment of both principal and interest by an entity whose claims-paying ability is rated AAA by Standard and Poor's Ratings Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating from another nationally recognized statistical rating organization ("NRSRO"). Up to 20% of the Fund's total assets may consist of uninsured Florida municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by S&P or Baa or higher by Moody's, or an equivalent rating by another NRSRO. There are market risks inherent in all investments in securities; and accordingly there can be no assurance the Fund will achieve its investment objective. An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Fund. An investment in the Fund is intended to be a long-term investment and should not be used as a trading vehicle.

  For a description of S&P's and Moody's claims-paying ability ratings and municipal securities ratings see the Statement of Additional Information. From time to time, the Fund temporarily may invest up to 10% of its assets in tax exempt money market funds. Such instruments will be treated as investments in municipal securities.

  SELECTION OF INVESTMENTS. The Adviser will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income exempt from federal income tax and Florida intangible personal property taxes and will select securities which the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding Florida municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to undue risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. Other than for tax purposes, frequency of portfolio turnover generally will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund anticipates that its annual portfolio turnover rate normally will be less than 200%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses or dealer costs than a lower rate, which expenses and costs must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains and any distributions resulting from such gains will be taxable. See "Tax Status" in this Prospectus and "Investment Policies and Restrictions" in the Statement of Additional Information.

  TEMPORARY DEFENSIVE STRATEGIES. At times, conditions in the markets for Florida insured municipal securities may, in the Adviser's judgment, make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest to a substantial degree in high-quality, short-term Florida municipal obligations. If such municipal obligations are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in high-quality, municipal securities of issuers other than issuers of Florida municipal securities. Furthermore, if such high-quality securities are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in taxable obligations. Such taxable obligations may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest categories by either S&P or Moody's (or comparably rated by another NRSRO); commercial paper rated in the highest grade by either rating service (or comparably rated by another NRSRO); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Adviser considers consistent with such strategy. To the extent that the Fund invests a substantial portion of its assets in municipal securities other than Florida municipal securities or taxable securities for temporary defensive purposes, the Fund will not be invested in a manner primarily designed to achieve a high level of current income exempt from federal income tax and Florida intangible personal property taxes. The Fund may invest in insured and uninsured securities for temporary defensive purposes.


  Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Advisers is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. In addition, the Year 2000 Problem may adversely affect the issuers of securities in which the Fund may invest which, in turn, may adversely affect the net asset value of the Fund.


------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Municipal securities are obligations issued by or on behalf of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities is, at the time of issuance, exempt from federal income tax. Florida municipal securities are municipal securities the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is at the time of issuance exempt from Florida intangible personal property taxes. Under normal market conditions, at least 80% of the Fund's assets will be invested in Florida municipal securities. The policy stated in the foregoing sentence is a fundamental policy of the Fund and cannot be changed without approval of the shareholders of the Fund. Up to 20% of the Fund's assets may be invested in securities that are subject to federal alternative minimum tax.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including fixed and variable rate securities, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Fund may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest. The Fund may also invest in derivative variable rate securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. The extent of increases and decreases in the value of inverse floaters and the corresponding change to the net asset value of the Fund generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. The Fund will not invest more than 20% of its total assets in securities whose rates vary inversely with changes in market rates of interest.

  Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Municipal securities may not be backed by the faith, credit and taxing power of the issuer. Other than as set forth above, there is no limitation with respect to the amount of the Fund's assets that may be invested in the foregoing types of municipal securities. Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities. A more detailed description of the types of municipal securities in which the Fund may invest is included in the Statement of Additional Information.

  Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to invest primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when it believes market conditions warrant such investments. The net asset value of the Fund will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the net asset value of the Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. Volatility may be greater during periods of general economic uncertainty.

  Up to 20% of the Fund's assets may be invested in municipal securities that are subject to federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. In addition, income earned or deemed to be earned with respect to the Fund's Strategic Transactions, if any, will be taxable. See "Tax Status."

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the Fund to pay tax exempt interest dividends might be adversely affected.

  INSURED MUNICIPAL SECURITIES. Insured Florida municipal securities in which the Fund may invest will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Original Issue Insurance is purchased with respect to a particular issue of municipal securities by the issuer thereof or a third party in conjunction with the original issue of such municipal securities. Secondary Market Insurance is purchased by the Fund or a third party subsequent to the time of original issuance of a municipal security. Both Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Portfolio Insurance may be purchased by the Fund with respect to municipal securities which the Fund intends to purchase or already owns and would generally terminate when the municipal security is sold by the Fund or redeemed. There is no limitation on the percentage of the Fund's assets that may be invested in Florida municipal securities insured by any given insurer.

  Original Issue Insurance, Secondary Market Insurance and Portfolio Insurance generally do not insure payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control municipal securities), the value of the Fund's shares or the market value of the Fund's portfolio securities. Such insurance also does not insure against nonpayment of principal of or interest on municipal securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  The Fund's policy of investing in Florida municipal securities insured by insurers whose claims-paying ability is rated Aaa by Moody's, AAA by S&P or the equivalent by another NRSRO will apply only at the time of the Fund's investment in a Florida municipal security. A subsequent downgrade by Moody's, S&P or another NRSRO of an insurer's claims-paying ability would result in a downgrade of the rating assigned to the Florida municipal securities insured by such insurer, although the Florida municipal securities may have an independent rating that is higher than the new rating assigned to the insurer's claims-paying ability. The securities could experience a decrease in market price as a result of such a downgrade. In the event the ratings assigned to such municipal securities decline to below investment grade, such municipal securities would probably become less liquid or even illiquid. There can be no assurance that an insurer will be able to honor its obligations with respect to Florida municipal securities in the Fund's portfolio. For a description of S&P's and Moody's claims-paying ability ratings of insurers, see the Statement of Additional Information.

------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Fund also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risks. Strategic transactions generally will not be treated as investments in tax-exempt municipal securities for purposes of the Fund's 80% investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.


  Income earned or deemed to be earned by the Fund from, its Strategic Transactions and temporary defensive strategies, if any, generally will be taxable income of the Fund. See "Tax Status."


  "WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS. The Fund may also purchase and sell municipal securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on municipal securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher or lower than yields on the municipal securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objectives and policies and not for the purposes of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.

  RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities including securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

  OTHER PRACTICES. The Fund may borrow amounts up to 5% of its net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of its net assets to secure such borrowings.

  Under normal market conditions, the Fund will invest substantially all of its assets in insured Florida municipal securities. The Fund generally will not invest more than 25% of its total assets in any industry. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. It is therefore possible that the Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations if the Adviser determines that the yields available from obligations in a particular segment of the market justifies the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment.

  From time to time, the Fund's investments may include securities as to which the Fund, by itself or together with other funds or accounts managed by the Adviser, holds a major portion or all of an issue of Florida municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when the Adviser believes it is advisable to do so.

  INVESTMENT RESTRICTIONS. The Fund is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. See "Investment Policies and Restrictions" in the Statement of Additional Information.


  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The income securities in which the Fund invests are traded principally in the over-the-counter market. In the over-the-counter market, securities generally are traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the managers, underwriters and dealers. The Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of bonds on a stock exchange are effected through brokers who charge a commission for their services.


  The Adviser is responsible for effecting securities transactions of the Fund and will do so in a manner deemed fair and reasonable to shareholders of the Fund and not according to any formula. The Adviser's primary considerations in selecting the manner of executing securities transactions for the Fund will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

  In effecting purchases and sales of the Fund's portfolio securities, the Adviser and the Fund may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Fund, the Adviser and the Distributor or dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Fund may take into account whether the firm has sold or is selling shares of the Fund. See "Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information for more information.

------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS REGARDING THE FUND
------------------------------------------------------------------------------

  GENERAL. The Fund may invest up to 20% of its total assets in derivative variable rate securities such as inverse floaters whose rates of interest vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. Investment in such securities involve special risks as compared to a fixed rate municipal security. The extent of increases and decreases in the value of inverse floaters and the corresponding change to per share net asset value of the Fund generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. The markets for inverse variable rate securities may be less developed than the market for conventional fixed rate municipal securities.

  SPECIAL CONSIDERATIONS REGARDING FLORIDA MUNICIPAL SECURITIES. As described in this Prospectus, under normal market conditions the Fund will invest substantially all of its assets in Florida municipal securities. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of Florida municipal securities. Investors should be aware of certain factors that might affect the financial condition of the issuers of Florida municipal securities.

  The following information is a summary of a more detailed description of certain factors affecting Florida municipal securities which is contained in the Statement of Additional Information. Investors should obtain a copy of the Statement of Additional Information for the more detailed discussion of such factors. Such information is derived from certain official statements of the State of Florida published in connection with the issuance of specific Florida municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and may not apply to all Florida municipal securities acquired by the Fund. The Fund assumes no responsibility for the completeness or accuracy of such information.

  Florida state and local government obligations may be adversely affected by political and economic conditions and developments within the State of Florida and the nation as a whole.


  Florida's economic outlook is projected generally to reflect the national economic outlook and is expected to experience steady if unspectacular growth over the next couple of years. Historically, Florida's unemployment rate has generally tracked below that of the nation; however, beginning with the recession in the early 1990's, the trend reversed. Since 1995, the state's unemployment rate has again been below or about the same as the nation's. The unemployment rate for Florida in 1997 was 4.8% while the national rate in 1997 was 4.9%. Florida's unemployment rate is forecasted at 4.6% for fiscal year 1997-98 and fiscal 4.8% in year 1998-99.

  For the State fiscal year which ended June 30, 1997, receipts from the sales and use tax, the greatest single source of tax revenue to the State of Florida, were $12,089 million, an increase of 5.5% from fiscal year 1995-96.



  Tourism is one of Florida's most important industries. Approximately 47 million people visited the State in 1997. By the end of fiscal year 1998-99,
49.7 million domestic and international tourists are expected to have visited the state. In 1999-2000, tourist arrivals should approximate 50.6 million.


  County and municipal governments in Florida depend primarily upon ad valorem property taxes, sales, motor fuel and other local excise taxes and miscellaneous revenue sources, including revenues from utilities services. Florida school districts derive substantially all of their revenues from local property taxes. The overall level of revenue from these sources is in part dependent upon the local, state and national economies. Local government obligations held by the Fund may constitute general obligations or may be special obligations payable solely from one or more specified revenue sources. The ability of the local governments to repay their obligations on a timely basis will be dependent upon the continued strength of the revenues pledged and of the overall fiscal status of the local government.

  Voters at the general election in November 1994 approved an amendment to the Constitution of the State of Florida limiting future state revenues. It is unclear what effect, if any, such amendment would have on state or local government debt obligations.

  The value of Florida municipal instruments may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal income tax rates, the supply of tax-exempt bonds, the credit quality and rating of the issues and perceptions with respect to the level of interest rates.

  There can be no assurance that there will not be a decline in economic conditions or that particular Florida municipal securities in the portfolio of the Fund will not be adversely affected by any such changes.

  More detailed information concerning Florida municipal securities and the State of Florida is included in the Statement of Additional Information.

------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------


  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $60 billion under management or supervision. Van Kampen American Capital's more than 50 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital Distributors, Inc. (the "Distributor"), the distributor of the Fund and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen American Capital. Van Kampen American Capital is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financial and investing; and global custody, securities clearance services and securities lending.



  ADVISORY AGREEMENT. The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust, of which the Fund is a separate series. Subject to their authority, the Adviser and the respective officers of the Fund supervise and implement the Fund's investment activities and are responsible for overall management of the Fund's business affairs. The Fund pays the Adviser a fee equal to a percentage of the average daily net assets of the Fund as follows:


               AVERAGE DAILY NET ASSETS                     % PER ANNUM
               ------------------------                     -----------
First $500 million.....................................    0.500 of 1.00%
Over $500 million......................................    0.450 of 1.00%


  Under its investment advisory agreement with the Adviser, the Fund has agreed to assume and pay the charges and expenses of the Fund's operations, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the 1940 Act, of the Adviser, the Distributor, ACCESS Investor Services, Inc. ("ACCESS"), Van Kampen American Capital or Morgan Stanley Dean Witter & Co.), the charges and expenses of independent accountants, legal counsel, transfer agent or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares of the Fund under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee, or to reimburse the Fund for all or a portion of its other expenses.

  PERSONAL INVESTMENT POLICIES. The Fund and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.



  PORTFOLIO MANAGEMENT. Thomas M. Byron, Vice President of the Adviser, has been primarily responsible for the day-to-day management of the Fund's portfolio since January of 1997. Prior to January of 1997, Mr. Byron was manager of the Unit Investment Trust Purchasing Desk and assumed buying responsibilities for all national tax-free and taxable unit trusts for the Adviser since April of 1994. Prior to April of 1994, Mr. Byron was responsible for buying the state unit investment trusts for the Adviser. Mr. Byron has been employed by the Adviser since 1981.


------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund.

  The Fund offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or
(b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Shares accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."


  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor not to accept any order for Class B Shares in an amount of $500,000 or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares or Class C Shares. It is presently the policy of the Distributor not to accept any order for Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.

  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefit of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below).

  Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the Fund's Rule 12b-1 distribution plan which relate only to such class and
(iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution and service fee or subject to the conversion feature will have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution and service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Fund will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."

  The administrative expenses that may be allocated to a specific class of shares may consist of (i) ACCESS' expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(iii) Securities and Exchange Commission (the"SEC") registration fees incurred by a class of shares; (iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------

  The Fund offers three classes of shares to the public on a continuous basis through the Distributor, as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares also are offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). The Fund reserves the right to suspend or terminate the continuous public offering of its shares at any time and without prior notice.

  The Fund's shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or directly with the Distributor plus any applicable sales charge. Sales personnel or brokers, dealers and financial intermediaries distributing the Fund's shares may receive different compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Fund generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.

  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Fund. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediaries for certain services or activities which are primarily intended to result in sales of shares of the Fund. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. In some instances additional compensation or promotional incentives may be offered to brokers, dealers or financial intermediaries that have sold or may sell significant amounts of shares during specified periods of time. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Fund. Such fees paid for such services and activities with respect to the Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. These programs will not change the price an investor pays for shares or the amount that the Fund will receive from such sale.


CLASS A SHARES


  The public offering price of Class A Shares is the net asset value plus sales charge. The table below shows total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between the investor's broker, dealer or financial intermediary and the Distributor. As indicated previously, at the discretion of the Distributor the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that dealers who receive 90% or more of the sales charge may be deemed to be underwriters for purposes of the Securities Act of 1933, as amended.


SALES CHARGE TABLE

                                                                            DEALER
                                                                          CONCESSION
                                                                          OR AGENCY
                                           TOTAL SALES CHARGE             COMMISSION
                                   ----------------------------------   --------------
       SIZE OF TRANSACTION          PERCENTAGE OF     PERCENTAGE OF     PERCENTAGE OF
        AT OFFERING PRICE          OFFERING PRICE    NET ASSET VALUE    OFFERING PRICE
       -------------------         --------------    ---------------    --------------
Less than $100,000...............       4.75%              4.99%             4.25%
$100,000 but less than
  $250,000.......................       3.75               3.90              3.25
$250,000 but less than
  $500,000.......................       2.75               2.83              2.25
$500,000 but less than
  $1,000,000.....................       2.00               2.04              1.75
$1,000,000 or more*..............          *                  *                 *

------------------------------------------------------------------------------
* No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. See "Purchase of Shares--Deferred Sales Charge Alternatives" for additional information with respect to CDSCs.

QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.


  Investors, or their brokers, dealers or financial intermediaries, must notify the Fund at the time of the purchase order whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.



  A person eligible for a reduced sales charge includes an individual, his or her spouse and children under 21 years of age and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary purchasing of a single trust or for a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.



  As used herein, "Participating Funds" refers to certain open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management, Inc. ("Asset Management") and distributed by the Distributor as determined from time to time by the Fund's Board of Trustees. Additional funds may be added from time to time as determined by the Fund's Board of Trustees as Participating Funds.


  VOLUME DISCOUNTS. The size of investment shown in the preceding sales charge table applies to the total dollar amount being invested by any person at any one time in Class A Shares of the Fund, or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.

  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding sales charge table may also be determined by combining the amount being invested in Class A Shares of the Fund with other shares of the Fund and shares of Participating Funds, plus the current offering price of all shares of the Fund and other Participating Funds which have been previously purchased and are still owned.


  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding sales charge table. The size of investment shown in the preceding sales charge table includes the amount of intended purchases of Class A Shares of the Fund with other shares of the Fund and shares of the Participating Funds plus the value of all shares of the Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the sales charge applicable to the purchases made and the sales charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.

OTHER PURCHASE PROGRAMS

  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit investment trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Fund or the Distributor. The Fund reserves the right to modify or terminate these arrangements at any time.

  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer, financial intermediary or the Distributor.

  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.

  As further requirements for obtaining these special benefits, the Fund also requires that all dividends and other distributions by the Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Fund reserves the right to modify or terminate this program at any time.

  NAV PURCHASE OPTIONS. Class A Shares of the Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:


  (1) Current or retired trustees or directors of funds advised by the Adviser or Van Kampen American Capital Asset Management Inc. and such persons' families and their beneficial accounts.



  (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser, and such persons' families and their beneficial accounts.



  (3) Directors, officers, employees and when permitted, registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees; provided that such purchases are otherwise permitted by such institutions.



  (4) Registered investment advisers who charge a fee for their services, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. The Distributor may pay Participating Dealers through which purchases are made an amount up to 0.50% of the amount invested over a 12-month period.



  (5) Trustees and other fiduciaries purchasing shares for retirement plans which invest in multiple fund families through broker-dealer retirement plan alliance programs that have entered into agreements with the Distributor and which are subject to certain minimum size and operational requirements. Trustees and other fiduciaries should refer to the Statement of Additional Information for further detail with respect to such programs.



  (6) Beneficial owners of shares of a Participating Funds held by a retirement plan or held in a tax-advantaged retirement account who purchase shares of the Fund with proceeds from distributions from such a plan or retirement account other than distributions taken to correct an excess contribution.



  (7) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.



  (8) Trusts created under pension, profit sharing or other employee benefit plans qualified under Section 401(a) of the Code, or custodial accounts held by a bank created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code and assets held by an employer or trustee in connection with an eligible deferred compensation plan under Section 457 of the Code. Such plans will qualify for purchases at net asset value provided, for plans initially establishing accounts with the Distributor in the Participating Funds after February 1, 1997, that (1) the initial amount invested in the Participating Funds is at least $500,000 or (2) such shares are purchased by an employer sponsored plan with more than 100 eligible employees. Such plans that have been established with a Participating Fund or have received proposals from the Distributor prior to February 1, 1997 based on net asset value purchase privileges previously in effect will be qualified to purchase shares of the Participating Funds at net asset value for accounts established on or before May 1, 1997. Section 403(b) and similar accounts for which Van Kampen American Capital Trust Company served as custodian will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees, except under certain uniform criteria established by the Distributor from time to time. A commission will be paid on the foregoing purchases as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million and 0.25% on the excess over $50 million.



  (9) Individuals who are members of a "qualified group". For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and Participating funds, (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economics of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a CDSC of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

The term "families" includes a person's spouse, children under 21 years of age and grandchildren, parents, and a person's spouse's parents.


  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with ACCESS, the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. Authorized brokers, dealers or financial intermediaries will be paid a service fee as described herein under "Distribution and Service Plans" on purchases made as described in
(3) through (9) above. The Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value to such groups at any time.


DEFERRED SALES CHARGE ALTERNATIVE


  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class B Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are sold without an initial sales charge so that the Fund may invest the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the CDSC Shares out of its own assets, and not out of assets of the Fund, at a percentage rate of the dollar value of the CDSC Shares purchased from the Fund by such brokers, dealers and financial intermediaries, which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million; (ii) 4.00% with respect to Class B Shares; and (iii) 1.00% with respect to Class C Shares. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the Fund will receive from such sale.


  CDSC Shares redeemed within a specified period of time generally will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the CDSC will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchases of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.

  Proceeds from the CDSC and the distribution fee applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents and for selling such shares. The combination of the CDSC and the distribution fees facilitates the ability of the Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.

  In determining whether a CDSC is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of CDSC Shares held longest during the period of time that a CDSC is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.

  To provide an example, assume an investor purchased 100 Class B Shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.75% (the applicable rate in the second year after purchase).

  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows:
1.00% on sales to $2 million, plus 0.80% on the next $1 million, and 0.50% on the excess over $3 million.

  CLASS B SHARES. Class B Shares redeemed within seven years of purchase generally will be subject to a CDSC at the rates set forth below, charged as a percentage of the dollar amount subject thereto:
------------------------------------------------------------------------------

                                                         CONTINGENT DEFERRED
                                                          SALES CHARGE AS A
                                                            PERCENTAGE OF
                                                            DOLLAR AMOUNT
                  YEAR SINCE PURCHASE                     SUBJECT TO CHARGE
----------------------------------------------------------------------------
First..................................................         4.00%
Second.................................................         3.75%
Third..................................................         3.50%
Fourth.................................................         2.50%
Fifth..................................................         1.50%
Sixth..................................................         1.00%
Seventh and after......................................         0.00%

  The CDSC generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services--Systematic Withdrawal Plan."

  CLASS C SHARES. Class C Shares redeemed within the first 12 months of purchase generally will be subject to a CDSC of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a CDSC.


  CONVERSION FEATURE. Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan shares received thereon automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan shares received thereon, automatically convert to Class A shares seven years after the end of the calendar month in which the shares were purchased. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan shares received thereon automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The conversion schedule applicable to a share acquired through the exchange privilege is determined by reference to the Participating Fund from which such share originally was purchased. The conversion of such shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution fee and transfer agency costs with respect to such shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that the conversion of such shares does not constitute a taxable event under federal income tax law. The conversion may be suspended if such an opinion is no longer available and such shares might continue to be subject to the higher aggregate fees applicable to such shares for an indefinite period.

  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of Class B Shares and Class C Shares: (i) following the death or disability (as defined in the Code) of a shareholder; (ii) in connection with required minimum distributions from an IRA or another retirement plan; (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account; (iv) in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of such shares; and (v) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The CDSC also is waived on redemptions of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 180 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE

  The net asset value per share of the Fund will be determined separately for each class of shares. The net asset value per share of a given class of shares of the Fund is determined by calculating the total value of the Fund's assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares, and dividing the result by the number of shares of such class outstanding. The net asset value for the Fund is computed once daily as of 5:00 p.m. Eastern time Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable. The net asset value per share of the different class of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different class of shares may differ.

  Portfolio securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees of the Trust, of which the Fund is a series. Securities with remaining maturities of 60 days or less are valued at amortized cost when amortized cost is determined in good faith by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees of the Trust.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  The Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Fund at any time.


  INVESTMENT ACCOUNT. ACCESS, transfer agent for the Fund and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which the investor's shares of the Fund are held by ACCESS. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder who has an account in any of the Participating Funds will receive quarterly statements from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.


  SHARE CERTIFICATES. Generally, the Fund will not issue share certificates. However, upon written or telephone request to the Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Fund. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.


  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the Fund. Such shares are acquired at net asset value per share (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Fund."

  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to debit a bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.



  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Fund invested into shares of the same class of any Participating Fund so long as the shareholder has a pre-existing account for such class of shares exists for such shareholder.


  If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.


  EXCHANGE PRIVILEGE. Shares of the Fund may be exchanged for shares of the same class of any Participating Fund based on the next computed net asset values of each fund after requesting the exchange without any sales charge, subject to certain limitations. Shares of the Fund may be exchanged with shares of another Participating Fund, subject to certain limitations. Shareholders seeking an exchange into a Participating Fund should obtain and read a current prospectus for such Participating Fund. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.


  To be eligible for exchange, shares of the Fund must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of the Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.


  Class A Shares of Van Kampen American Capital funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of the Fund.



  When Class B Shares and Class C Shares are exchanged among Participating Funds, the holding period for purposes of computing the CDSC is based upon the date of the initial purchase of such Shares from a Participating Fund (the "Original Fund"). Upon redemption from the Participating Funds' complex of Funds, Class B Shares and Class C Shares are subject to the CDSC schedule imposed by the Original Fund.

  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is carried over and included in the tax basis of the shares acquired.



  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 341-2911 ((800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund, an exchanging shareholder must file a specific written request. The Fund reserves the right to reject any order to acquire shares through exchange. In addition, the Fund may modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.


  A prospectus of any of these mutual funds may be obtained from any broker, dealer or financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.

  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.


  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a CDSC. Initial account balance means the amount of the shareholder's investment at the time the election to participate in the plan is made.



  Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. Any gain or loss realized by the Shareholder upon redemption of shares is a taxable event. The Fund reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.



  CHECK WRITING PRIVILEGE. Holders of Class A Shares of the Fund for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company (the "Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.



  When a check is presented to the Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."


  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or the Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks. See the Statement of Additional Information for further information regarding the establishment of the privilege.



  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of ACH. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.



  INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the internet. Please refer to our web site at www.vkac.com for further instruction. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon internet instructions and providing written confirmation of instructions communicated through the internet. If reasonable procedures are employed, neither VKAC nor the Fund will be liable for following instructions through the internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.


------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P. O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the Fund.

  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 120 days must accompany the redemption request.



  In the case of redemption requests sent directly to ACCESS, the redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) ordinarily will be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, which may take up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.


  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.


  TELEPHONE REDEMPTION REQUESTS. The Fund permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Fund at (800) 341-2911 ((800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.


  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check ordinarily will be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire ordinarily will be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. The Fund reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.



  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.

  REDEMPTION UPON DEATH OR DISABILITY. The Fund will waive the CDSC on redemptions following the death or disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the CDSC on Class B Shares and Class C Shares.



  In cases of death or disability, the CDSCs on Class B Shares and Class C Shares will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the initial determination of disability.



  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of the Fund. Holders of Class C Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of the Fund with credit given for any CDSC paid upon such redemption. Such reinstatement is made at the net asset value (without sales charge except as described under "Shareholder
Services -- Exchange Privilege") next determined after the order is received, which must be within 180 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.


------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS
------------------------------------------------------------------------------

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of each class. The

Distribution Plan and the Service Plan are being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers or financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.

  CLASS A SHARES. The Fund may spend an aggregate amount up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the Fund pursuant to the Distribution Plan and Service Plan. From such amount, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class A Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts. The Fund pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense.

  CLASS B SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class B Shares of the Fund pursuant to the Distribution Plan. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class B Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  CLASS C SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the Fund pursuant to the Distribution Plan. From such amount, the Fund, or the Distributor as agent for the Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the Fund's average daily net assets attributable to Class C Shares maintained in the Fund more than one year by such broker's, dealer's or financial intermediary's customers. The Fund pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense attributable to the Class C Shares. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class C Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.

  The Distributor's actual expenses with respect to a class of CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to such class of CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the CDSC. In such event, with respect to any such class of CDSC Shares, any unreimbursed expenses will be carried forward and paid by the Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Fund does not impose any limit with respect to the number of years into the future that such unreimbursed expenses may be carried forward (on a Fund level basis). Because such expenses are accounted on a Fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. As of December 31, 1997, there were $872,421 and $11,946 of unreimbursed distribution-related expenses with respect to Class B Shares and Class C Shares, respectively, representing 3.88% and 1.00% of the Fund's net assets attributable to Class B Shares and Class C Shares, respectively. If the Distribution Plan was terminated or not continued, the Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through CDSCs.


  Because the Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the CDSC applicable to a particular class of shares to defray distribution-related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Fund's shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Fund would seek alternate providers and expects that shareholders would not experience any disadvantage.

------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUND
------------------------------------------------------------------------------

  The Fund's present policy, which may be changed at any time by the Board of Trustees, is to declare daily and pay monthly distributions of all or substantially all net investment income of the Fund. Net investment income consists of all interest income and dividends, other ordinary income earned by the Fund, less all expenses of the Fund attributable to the class of shares in question. Net short-term capital gains, if any, may be distributed throughout the year. Expenses of the Fund are accrued each day. Net realized long-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee will be lower than distributions with respect to a class of shares subject to a lower distribution fee.

  Investors will be entitled to begin receiving dividends on their shares on the business day after ACCESS receives payments for such shares. However, shares become entitled to dividends on the day ACCESS receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.

  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.


  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. The Fund automatically will credit monthly distributions and any annual net long-term capital gain distributions to a shareholder's account in additional shares of the Fund valued at net asset value, without a sales charge. Unless a shareholder elects otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. See "Shareholder Services -- Reinvestment Plan."


------------------------------------------------------------------------------
TAX STATUS
------------------------------------------------------------------------------

FLORIDA TAXATION

  The following Florida tax discussion is based on the advice of Squire, Sanders & Dempsey L.L.P., special counsel to the Fund for Florida tax matters.

  Under existing Florida law, shares of the Fund will not be subject to the Florida intangible personal property tax for any year if, on the last business day of the previous calendar year, the Fund's portfolio consisted solely of (1) notes, bonds and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, or by the United States Government and its agencies, or by the governments of Puerto Rico, Guam or the U.S. Virgin Islands, or (2) other intangible personal property exempt from the Florida intangible personal property tax. (FOR THIS PURPOSE, OBLIGATIONS ISSUED BY A NONPROFIT CORPORATION FORMED UNDER THE GENERAL NONPROFIT CORPORATION LAW OF A STATE ARE NOT EXEMPT FROM THE FLORIDA INTANGIBLE PERSONAL PROPERTY TAX EVEN IF THEY ARE CONSIDERED FOR FEDERAL INCOME TAX PURPOSES TO BE OBLIGATIONS ISSUED "ON BEHALF OF" A GOVERNMENTAL UNIT THE INTEREST ON WHICH IS EXEMPT FROM FEDERAL INCOME TAX.) Shares of the Fund will generally be subject to the Florida intangible personal property tax for any year if, on the last business day of the previous calendar year, the Fund's portfolio consists of any asset that is not exempt from the Florida intangible property tax.

  The State of Florida and its political subdivisions do not impose income taxes on individuals, and therefore individual shareholders of the Fund will not be subject to a Florida income tax on distributions from the Fund or on gain from the sale or other disposition of shares of the Fund.

  Corporations (and certain other entities treated as corporations under the Florida Income Tax Code) that are subject to the Florida income tax will be taxable on distributions from the Fund and on gain from the sale or other disposition of shares of the Fund to the extent such income or gain is allocated or apportioned to Florida. Accordingly, investment in shares of the Fund may not be appropriate for such corporations.

  The transfer of shares of the Fund will not be subject to the Florida documentary stamp tax. Shares of the Fund will be included in assets subject to Florida estate tax.

  Under current Florida tax law, the Florida intangible personal property tax rate is $2.00 per $1,000 of taxable intangible property. Shareholders subject to taxation in a state other than Florida may realize a lower after-tax rate of return than Florida shareholders if the dividends distributed by the Fund are not exempt from taxation in such other state.

FEDERAL TAXATION

  The following federal income tax discussion is based on the advice of Skadden, Arps, Slate, Meagher & Flom (Illinois).

  FEDERAL INCOME TAXATION. The Fund has qualified and intends to continue to qualify each year and to elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.

  If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.

  In order to avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.

  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

  Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as if they were sold for fair market value at the end of the tax-year), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

  The Fund's ability to dispose of portfolio securities may be limited by the requirement for qualification as a regulated investment company that less than 30%
of the Fund's annual gross income be derived from the disposition of securities held for less than three months.

  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.

  DISTRIBUTIONS. The Fund intends to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of municipal securities.

  The Tax Reform Act of 1986 (the "Tax Reform Act") may have an adverse impact upon the Fund and its shareholders. The Tax Reform Act imposed new limitations on the use and investment of the proceeds of state and local government bonds and other funds, which limitations must be satisfied in order to maintain the exclusion from gross income for interest on such bonds. The provisions of the Tax Reform Act generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.

  Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.

  The Tax Reform Act also makes interest on certain "private-activity bonds" an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Fund invests a portion of its assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in the Fund could cause sharehold-ers to be subject to (or result in an increased liability under) the alternative minimum tax. The Tax Reform Act also imposed per capita volume limitations on certain private-activity bonds which could limit the amount of such bonds available for investment by the Fund.

  Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.

  Although exempt-interest dividends generally may be treated by Fund shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain this exclusion if the purchaser would be treated as a "substantial user" (or a "related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by the Fund, or by the Trust if it is required to qualify as a regulated investment company as described below. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed five percent of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

  The Omnibus Budget Reconciliation Act of 1993 included certain provisions that requires gains on dispositions of tax-exempt securities purchased at a market discount be treated as ordinary income to the extent of the accrued market discount, if the securities are acquired after April 30, 1993. Such securities were exempt from the market discount rules under prior law. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any shares and such shares are held for six months or less, any short-term capital loss on the sale or exchange of the shares will be disallowed to the extent of the amount of such exempt-interest dividend.

  While the Fund expects that a major portion of its net investment income will constitute tax-exempt interest, a significant portion may consist of investment company taxable income. Distributions of the Fund's net investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gains ("capital gains dividends"), if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held by such shareholders. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). Tax-exempt shareholders not subject to federal income tax on their income generally will not be taxed on distributions from the Fund.

  Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.

  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends so designated cannot exceed, however, the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are "exempt-interest" dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax exempt during the period covered by the dividend, Fund distributions generally will not qualify for the dividends received deduction for corporations.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

  The Fund is required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications or who are otherwise subject to backup withholding.

  SALE OF SHARES. The sale of shares (including transfers in connection with a redemption or repurchase of shares) will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such shares have been held for more than one year. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

  GENERAL. The federal, state and local income tax discussion set forth above is for general information only. Prospective investors should consult their advisors regarding the specific federal tax consequences of holding and disposing of shares, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

------------------------------------------------------------------------------
FUND PERFORMANCE
------------------------------------------------------------------------------

  From time to time advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Any such information will include the average total return of the Fund calculated on a compounded basis for specified periods of time. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of the Fund's shares. In lieu of or in addition to total return and yield calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc. or nationally recognized financial publications.

  From time to time, the Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for each class of shares of the Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate is determined by annualizing the distributions per share for a stated period and dividing the result by the public offering price for the same period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of the Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Fund. Distribution rates will be computed separately for each class of the Fund's shares.


  From time to time, the Fund may compare its performance to certain securities and unmanaged indices which may have different risk or reward characteristics than the Fund. Such characteristics may include, but are not limited to, tax features, guarantees, insurance and the fluctuation of principal or return. In addition, from time to time, the Fund may utilize sales literature that includes hypotheticals.


  Further information about the Fund's performance is contained in the Fund's Annual Report and Semi-Annual Report and the Fund's Statement of Additional Information, each of which can be obtained without charge by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired).


------------------------------------------------------------------------------
DESCRIPTION OF SHARES OF THE FUND
------------------------------------------------------------------------------


  The Fund is a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust organized as of May 10, 1995 (the "Trust"). The Fund was originally organized in 1994 under the name Van Kampen Merritt Florida Insured Tax Free Fund as a sub-trust of the Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust as of July 31, 1995 and adapted its current name at that time. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series.


  The authorized capitalization of the Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value, divided into three classes, designated Class A Shares, Class B Shares and Class C Shares. Each class of shares represents an interest in the same assets of the Fund and are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. See "Distribution and Service Plans."


  The Fund is permitted to issue an unlimited number of classes of shares. Each class of shares is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. There are no conversion, preemptive or other subscription rights, except with respect to the conversion of Class B Shares and certain Class C Shares into Class A Shares as described above. In the event of liquidation, each of the shares of the Fund is entitled to its portion of all of the Fund's net assets after all debt and expenses of the Fund have been paid. Since Class B Shares and Class C Shares pay higher distribution fees and transfer agency costs, the liquidation proceeds to Class B Shareholders and Class C Shareholders are likely to be lower than to other shareholders.


  The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information.

  The Fund's Declaration of Trust provides that no Trustee, officer or shareholder of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Fund but the assets of the Fund only shall be liable.


------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.


  The fiscal year end of the Fund is December 31. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An Annual Report, containing financial statements audited by the Fund's independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE
NUMBER--(800) 341-2911.

PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)
DIAL (800) 421-2833.

FOR AUTOMATED TELEPHONE
SERVICES DIAL (800) 847-2424.
VAN KAMPEN AMERICAN CAPITAL
FLORIDA INSURED TAX FREE
INCOME FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser

VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor

VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent

ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital
     Florida Insured Tax Free Income Fund

Custodian

STATE STREET BANK AND
TRUST COMPANY
225 West Franklin Street, P.O. Box 1713
Boston, MA 02105-1713
Attn: Van Kampen American Capital
     Florida Insured Tax Free Income Fund

Legal Counsel

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, IL 60606

Independent Accountants

KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

 ------------------------------------------------------------------------------

                                FLORIDA INSURED
                                    TAX FREE
                                  INCOME FUND

 ------------------------------------------------------------------------------

                              P R O S P E C T U S

                                 APRIL 30, 1998

            ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH  ------
                          VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL
                         NEW YORK TAX FREE INCOME FUND
------------------------------------------------------------------------------


    Van Kampen American Capital New York Tax Free Income Fund (the "Fund") is a non-diversified mutual fund, organized as a separate series of Van Kampen American Capital Tax Free Trust. The Fund's investment objective is to provide investors a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital. The Fund is designed for investors who are residents of New York for tax purposes. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of New York municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard and Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical ratings organization ("NRSRO"). Up to 20% of the Fund's total assets may consist of New York municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) and unrated
                                                       (Continued on next page.)

                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ------------------

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



    A Statement of Additional Information, dated April 30, 1998, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Fund's Statement of Additional Information may be obtained without charge by calling (800) 421-5666 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related Fund materials at the SEC's internet web site (http://www.sec.gov).

                               ------------------
                         VAN KAMPEN AMERICAN CAPITAL SM

                               ------------------

                    THIS PROSPECTUS IS DATED APRIL 30, 1998.

(Continued from previous page.)

New York municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations. Municipal securities in which the Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. See "Municipal Securities." There is no assurance that the Fund will achieve its investment objective.


  The investment adviser for the Fund is Van Kampen American Capital Investment Advisory Corp. (the "Adviser"). This Prospectus sets forth the information about the Fund that a prospective investor should know before investing in the Fund. Please read it carefully and retain it for future reference. The address of the Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and its telephone number is (800) 421-5666.

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                              PAGE
                                                              ----
Prospectus Summary..........................................    4
Shareholder Transaction Expenses............................    6
Annual Fund Operating Expenses and Example..................    7
Financial Highlights........................................    9
The Fund....................................................   11
Investment Objective and Policies...........................   11
Municipal Securities........................................   15
Investment Practices........................................   18
Special Considerations Regarding the Fund...................   21
Investment Advisory Services................................   23
Alternative Sales Arrangements..............................   25
Purchase of Shares..........................................   26
Shareholder Services........................................   36
Redemption of Shares........................................   40
Distribution and Service Plans..............................   44
Distributions from the Fund.................................   46
Tax Status..................................................   47
Description of Shares of the Fund...........................   52
Additional Information......................................   53


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------

THE FUND. Van Kampen American Capital New York Tax Free Income Fund (the "Fund") is a non-diversified mutual fund organized as a separate series of Van Kampen American Capital Tax Free Trust (the "Trust").

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide investors a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital.


INVESTMENT POLICIES. The Fund is designed for investors who are residents of New York for tax purposes. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of New York municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard and Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO"). Up to 20% of the Fund's total assets may consist of New York municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) and unrated New York municipal securities that the Fund's investment adviser believes are of comparable quality, which involve special risk considerations. Up to 20% of the Fund's assets may be invested in municipal securities that are subject to federal alternative minimum tax. See "Investment Objective and Policies," "Municipal Securities" and "Special Considerations Regarding the Fund."



INVESTMENT RESULTS. The investment results of the Fund are shown in table of "Financial Highlights."



PURCHASE OF SHARES. Shares of the Fund are offered through Van Kampen American Capital Distributors, Inc. (the "Distributor"), as principal underwriter, and through selected brokers and dealers. The offering price is the net asset value per share next determined following receipt of an investor's order to purchase plus a sales charge which, at the option of the investor, may be imposed at the time of purchase or on a contingent deferred basis. Investors may elect to purchase Class A Shares, Class B Shares or Class C Shares, each with different sales charges and expenses. The minimum initial investment is $500 for each class of shares and the minimum for each subsequent investment is $25 for each class of shares (or less as described under "Purchase of Shares"). The different classes of shares permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. See "Purchase of Shares."


INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser.

SPECIAL RISK FACTORS. Up to 20% of the Fund's assets may consist of New York securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) and unrated New York municipal securities considered by the Adviser to be of comparable quality. In addition, the Fund may invest up to 20% of its assets in certain derivative securities such as inverse floaters. Investment in such lower grade New York municipal securities and derivative securities involves significant risks. Furthermore, under normal market conditions, the Fund will invest substantially all of its assets in New York municipal securities, and therefore it will be more susceptible to factors adversely affecting issuers of New York municipal securities than a municipal securities fund that does not invest in New York municipal securities to this degree. There can be no assurance that the Fund will achieve its objective. See "Special Considerations Regarding the Fund."

  The foregoing is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

                                  CLASS A      CLASS B        CLASS C
                                  SHARES        SHARES         SHARES
                                  -------      -------        -------
Maximum sales charge imposed on
  purchases (as a percentage of
  the offering price)...........   4.75%(1)      None           None
Maximum sales charge imposed on
  reinvested dividends (as a
  percentage of the offering
  price)........................    None         None(3)        None(3)
Deferred sales charge (as a
  percentage of the lesser of
  the original purchase price or
  redemption proceeds)..........    None(2)    Year 1--4.00%  Year 1--1.00%
                                               Year 2--3.75%   After--None
                                               Year 3--3.50%
                                               Year 4--2.50%
                                               Year 5--1.50%
                                               Year 6--1.00%
                                                After--None
Redemption fees (as a percentage
  of amount redeemed)...........    None         None           None
Exchange fees...................    None         None           None

------------------------------------------------------------------------------
(1) Reduced on investments of $100,000 or more. See "Purchase of Shares -- Class A Shares."

(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchases of Shares -- Deferred Sales Charge Alternative -- Class A Share Purchases of $1 Million or More".


(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred by the Distributor on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
------------------------------------------------------------------------------


                                                CLASS A   CLASS B   CLASS C
                                                SHARES    SHARES    SHARES
                                                -------   -------   -------
Management Fees (as a percentage of average
  daily net assets)(1)........................   0.00%     0.00%     0.00%
12b-1 Fees (as a percentage of average daily
  net assets)(1)(2)...........................   0.25%    1.00%(3)  1.00%(3)
Other Expenses (as a percentage of average
  daily net assets)(1)........................   0.39%     0.36%     0.41%
Total Expenses (as a percentage of average
  daily net assets)(1)........................   0.64%     1.36%     1.41%


------------------------------------------------------------------------------

(1) Expenses include reimbursement of $139,021 of "Management Fees" and assumption of $52,808 of "Other Expenses" by the Adviser. If the Adviser did not reimburse fees for the fiscal year ending December 31, 1997, the "Management Fees" would have been 0.60% for each class of shares "Other Expenses" would have been 0.62% for Class A Shares, 0.58% for Class B Shares and 0.63% for Class C Shares and "Total Expenses" would have been 1.47% for Class A Shares, 2.18% for Class B Shares and 2.23% for Class C Shares.


(2) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25%, if any, represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker-dealers as sales compensation.


(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted as a fund-level expense by the rules of the National Association of Securities Dealers, Inc.

EXAMPLE:


                                               ONE    THREE   FIVE     TEN
                                               YEAR   YEARS   YEARS   YEARS
                                               ----   -----   -----   -----
    You would pay the following expenses on a
      $1,000 investment, assuming (i) an
      operating expense ratio of 0.64% for
      Class A Shares, 1.36% for Class B
      Shares and 1.41% for Class C Shares,
      (ii) 5% annual return and (iii)
      redemption at the end of each time
      period:
      Class A Shares.........................  $54     $67     $81    $124
      Class B Shares.........................  $54     $78     $89    $144*
      Class C Shares.........................  $24     $45     $77    $169
    You would pay the following expenses on
      the same $1,000 investment assuming no
      redemption at the end of each period:
      Class A Shares.........................  $54     $67     $81    $124
      Class B Shares.........................  $14     $43     $74    $144*
      Class C Shares.........................  $14     $45     $77    $169


------------------------------------------------------------------------------
* Based on conversion to Class A Shares after eight years.


  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years and is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. As Fund assets increase, the fees waived or expenses reimbursed by the Adviser are expected to decrease. To facilitate such comparison, all funds are required by the SEC to utilize a 5.00% annual return assumption. Class B Shares acquired through the exchange privilege are subject to the contingent deferred sales charge schedule relating to the Class B Shares of the Fund from which the purchase of Class B Shares was originally made. Accordingly, it is unlikely that future expenses as projected will remain consistent with those determined based on the "Annual Fund Operating Expense" table. The ten year amount with respect to Class B Shares of the Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. Accordingly, future expenses as projected could be higher than those determined in the above table if the investor's Class B Shares were exchanged from a fund with a higher contingent deferred sales charge. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

  The following schedule presents financial highlights for one Class A Share, one Class B Share and one Class C Share of the Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the Statement of Additional Information.



                                                                                   CLASS A SHARES
                                                             -----------------------------------------------------------
                                                                                                          JULY 29, 1994
                                                                                                          (COMMENCEMENT
                                                                                                          OF INVESTMENT
                                                              YEAR ENDED     YEAR ENDED     YEAR ENDED    OPERATIONS) TO
                                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                 1997           1996           1995            1994
                                                             ------------   ------------   ------------   --------------
Net Asset Value, Beginning of Period........................   $14.992        $15.048        $13.579         $14.300
                                                               -------        -------        -------         -------
 Net Investment Income......................................      .786           .816           .821            .302
 Net Realized and Unrealized Gain/Loss......................      .795          (.074)         1.476           (.722)
                                                               -------        -------        -------         -------
Total from Investment Operations............................     1.581           .742          2.297           (.420)
Less:
 Distributions from and in Excess of Net Investment
   Income...................................................      .798           .798           .828            .301
 Distributions from Net Realized Gain.......................      .041            -0-            -0-             -0-
                                                               -------        -------        -------         -------
Total Distributions.........................................      .839           .798           .828            .301
                                                               -------        -------        -------         -------
Net Asset Value, End of Period..............................   $15.734        $14.992        $15.048         $13.579
                                                               =======        =======        =======         =======
Total Return(a)(b)..........................................    10.92%          5.14%         17.33%          (2.93%)(c)
Net Assets at End of Period (in millions)...................   $  18.0        $   7.7        $   5.4         $   2.9
Ratio of Expenses to Average Net Assets(a)..................      .64%           .31%           .21%            .26%
Ratio of Net Investment Income to Average Net Assets(a).....     5.16%          5.56%          5.63%           5.27%
Portfolio Turnover..........................................       60%           126%            51%             68%(c)

-------------------
(a) If certain expenses had not been assumed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets.....................     1.47%          1.82%          2.10%           2.73%
Ratio of Net Investment Income to Average Net Assets........     4.33%          4.04%          3.74%           2.81%


(b) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(c) Non-Annualized

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CONTINUED (for a share outstanding throughout the periods)

--------------------------------------------------------------------------------




                                                          CLASS B SHARES                                CLASS C SHARES
                                    -----------------------------------------------------------   ---------------------------
                                                                                 JULY 29, 1994
                                                                                 (COMMENCEMENT
                                                                                 OF INVESTMENT
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED    OPERATIONS) TO    YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                        1997           1996           1995            1994            1997           1996
                                    ------------   ------------   ------------   --------------   ------------   ------------
Net Asset Value, Beginning of
 Period............................   $14.992        $15.046        $13.578         $14.300         $14.992        $15.041
                                      -------        -------        -------         -------         -------        -------
 Net Investment Income.............      .684           .704           .713            .263            .676           .701
 Net Realized and Unrealized
   Gain/Loss.......................      .782          (.068)         1.476           (.722)           .789          (.060)
                                      -------        -------        -------         -------         -------        -------
Total from Investment Operations...     1.466           .636          2.189           (.459)          1.465           .641
 Less:
 Distributions from and in Excess
   of Net Investment Income........      .690           .690           .721            .263            .690           .690
 Distributions from Net Realized
   Gain............................      .041            -0-            -0-             -0-            .041            -0-
                                      -------        -------        -------         -------         -------        -------
Total Distributions................      .731           .690           .721            .263            .731           .690
                                      -------        -------        -------         -------         -------        -------
Net Asset Value, End of Period.....   $15.727        $14.992        $15.046         $13.578         $15.726        $14.992
                                      =======        =======        =======         =======         =======        =======
Total Return(a)(b).................    10.07%          4.37%         16.47%          (3.20%)(c)      10.07%          4.44%
Net Assets at End of Period (in
 millions).........................   $  13.1        $  10.1        $   9.7         $   8.1         $   1.0        $    .4
Ratio of Expenses to Average Net
 Assets(a).........................     1.36%          1.07%           .93%            .96%           1.41%          1.08%
Ratio of Net Investment Income to
 Average Net Assets(a).............     4.49%          4.79%          4.93%           4.58%           4.37%          4.78%
Portfolio Turnover.................       60%           126%            51%             68%(c)          60%           126%
-------------------
(a) If certain expenses had not been assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
 Assets............................     2.18%          2.60%          2.82%           3.42%           2.23%          2.61%
Ratio of Net Investment Income to
 Average Net Assets................     3.67%          3.26%          3.04%           2.12%           3.55%          3.25%

                                            CLASS C SHARES
                                     -----------------------------
                                                    JULY 29, 1994
                                                    (COMMENCEMENT
                                                    OF INVESTMENT
                                      YEAR ENDED    OPERATIONS) TO
                                     DECEMBER 31,    DECEMBER 31,
                                         1995            1994
                                     ------------   --------------
Net Asset Value, Beginning of
 Period............................    $13.579         $14.300
                                       -------         -------
 Net Investment Income.............       .711            .267
 Net Realized and Unrealized
   Gain/Loss.......................      1.472           (.725)
                                       -------         -------
Total from Investment Operations...      2.183           (.458)
 Less:
 Distributions from and in Excess
   of Net Investment Income........       .721            .263
 Distributions from Net Realized
   Gain............................        -0-             -0-
                                       -------         -------
Total Distributions................       .721            .263
                                       -------         -------
Net Asset Value, End of Period.....    $15.041         $13.579
                                       =======         =======
Total Return(a)(b).................     16.39%          (3.20%)(c)
Net Assets at End of Period (in
 millions).........................    $    .4         $    .2
Ratio of Expenses to Average Net
 Assets(a).........................       .98%            .96%
Ratio of Net Investment Income to
 Average Net Assets(a).............      4.81%           4.58%
Portfolio Turnover.................        51%             68%(c)
-------------------
(a) If certain expenses had not bee
    been as follows:
Ratio of Expenses to Average Net
 Assets............................      2.86%           3.42%
Ratio of Net Investment Income to
 Average Net Assets................      2.93%           2.12%



(b) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) Non-Annualized

------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------


  Van Kampen American Capital New York Tax Free Income Fund (the "Fund") is a non-diversified, separate series of Van Kampen American Capital Tax Free Trust (the "Trust"), an open-end management investment company, commonly known as a "mutual fund." Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.



  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Fund. The Adviser or its affiliates also act as investment advisers to other mutual funds distributed by Van Kampen American Capital Distributors, Inc. (the "Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.


------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------

  The investment objective of the Fund is to provide investors a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital. The Fund's investment objective is a fundamental policy and may not be changed without shareholder approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is designed for investors who are residents of New York for tax purposes. An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Fund. An investment in the Fund is intended to be a long-term investment and should not be used as a trading vehicle.


  Under normal market conditions, the Fund will invest at least 80% of its total assets in New York municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard and Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or have an equivalent rating by another nationally recognized statistical rating organization ("NRSRO") in the case of long-term obligations, and have equivalent ratings in the case of short-term obligations. According to published guidelines, securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal. Whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. According to published guidelines, securities rated Baa by Moody's are considered by Moody's as medium grade obligations. Such securities are, in the opinion of Moody's, neither highly protected nor poorly secured. Interest payments and principal security appear to Moody's to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In the opinion of Moody's they lack outstanding investment characteristics and in fact have speculative characteristics as well. The Fund's policy with respect to ratings is not a fundamental policy, and thus may be changed by the Trustees without shareholder approval.

  Up to 20% of the Fund's total assets may be invested in New York municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) and unrated New York municipal securities that the Adviser considers to be of comparable quality to such securities. According to published guidelines, securities rated below investment grade are regarded by S&P, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While in the opinion of S&P such securities will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. According to published guidelines, securities rated below investment grade are regarded by Moody's as generally lacking characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may, in the opinion of Moody's, be small. Debt securities rated below investment grade are commonly referred to as "junk bonds." For a description of S&P's and Moody's ratings see the Statement of Additional Information. From time to time the Fund temporarily may also invest up to 10% of its assets in tax exempt money market funds. Such instruments will be treated as investments in municipal securities.

  The Adviser will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income exempt from federal, New York State and New York City income taxes and will select securities which the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding New York municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to undue risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. Other than for tax purposes, frequency of portfolio turnover generally will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund anticipates that its annual portfolio turnover rate normally will be less than 200%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses or dealer costs than a lower rate, which expenses and costs must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains and any distributions resulting from such gains will be taxable. See "Tax Status" in this Prospectus and "Investment Policies and Restrictions" in the Statement of Additional Information.

  At times, conditions in the markets for New York municipal securities may, in the Adviser's judgment, make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest to a substantial degree in high-quality, short-term New York municipal obligations. If these high-quality, short-term New York municipal obligations are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in high quality municipal securities of issuers other than issuers of New York municipal securities. Furthermore, if such high-quality municipal securities are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in taxable obligations. Such taxable obligations may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest categories by either S&P or Moody's (or comparably rated by another NRSRO); commercial paper rated in the highest grade by either rating service (or comparably rated by another NRSRO); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Adviser considers consistent with such strategy. To the extent that the Fund invests a substantial portion of its assets in municipal securities other than New York municipal securities or in taxable securities for temporary defensive purposes, the Fund will not be invested in a manner primarily designed to achieve a high level of current income exempt from federal, New York State and New York City income taxes.


  The following table sets forth the percentages of the Fund's assets invested during the fiscal year ended December 31, 1997 in the various Moody's and S&P rating categories and in unrated securities determined by the Adviser to be of comparable quality. The percentages are based on the dollar-weighted average of credit ratings of all Municipal Securities held by the Fund during the fiscal year ended December 31, 1997, computed on a monthly basis.



                                                   YEAR ENDED
                                               DECEMBER 31, 1997
                                   ------------------------------------------
                                                        UNRATED SECURITIES OF
                                    RATED SECURITIES     COMPARABLE QUALITY
             RATING                AS A PERCENTAGE OF    AS A PERCENTAGE OF
            CATEGORY                PORTFOLIO VALUE        PORTFOLIO VALUE
            --------               ------------------   ---------------------
AAA/Aaa..........................        35.0%                   0.0%
AA/Aa............................         8.0%                   0.0%
A/A..............................         8.1%                   0.0%
BBB/Baa..........................        36.3%                   3.9%
BB/Ba............................         0.0%                   8.4%
B/B..............................         0.0%                   0.3%
CCC/Caa..........................         0.0%                   0.0%
CC/Ca............................         0.0%                   0.0%
C/C..............................         0.0%                   0.0%
D................................         0.0%                   0.0%
                                         -----                  -----
Percentage of Rated and Unrated
  Securities.....................        87.4%                  12.6%
                                         =====                  =====



  Securities rated D are in default, and payment of interest or repayment of principal is in arrears. Securities that are in default or with respect to which payment of interest or repayment of principal is in arrears present special risk considerations. The Fund may incur additional expenses to the extent that it is required to seek recovery of interest or principal, and the Fund may be unable to obtain full recovery thereof. See "Municipal Securities--Special Considerations Regarding Medium and Lower Grade Municipal Securities."



  The percentage of the Fund's assets invested in securities of various grades may from time to time vary from those set forth above.



  Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem". The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. In addition, the Year 2000 Problem may adversely affect the issuers of securities in which the Fund may invest which, in turn, may adversely affect the net asset value of the Fund.

------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Municipal securities are obligations issued by or on behalf of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities is, at the time of issuance, exempt from federal income tax. New York municipal securities are municipal securities the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is at the time of issuance exempt from New York State and New York City individual income tax. Under normal market conditions, at least 80% of the Fund's assets will be invested in New York municipal securities. The policy stated in the foregoing sentence is a fundamental policy of the Fund and cannot be changed without approval of the shareholders of the Fund. Up to 20% of the Fund's assets may be invested in municipal securities that are subject to the federal alternative minimum tax.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including fixed and variable rate securities, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Fund may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest. The Fund may also invest in derivative variable rate securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. The extent of increases and decreases in the value of inverse floaters and the corresponding change to the net asset value of the Fund generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. The Fund will not invest more than 20% of its total assets in securities whose rates vary inversely with changes in market rates of interest.

  Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Municipal securities may not be backed by the faith, credit and taxing power of the issuer. Other than as set forth above, there is no limitation with respect to the amount of the Fund's assets that may be invested in the foregoing types of municipal securities. Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities. A more detailed description of the types of municipal securities in which the Fund may invest is included in the Statement of Additional Information.

  Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to invest primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when it believes market conditions warrant such investments. The net asset value of the Fund will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the net asset value of the Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. Volatility may be greater during periods of general economic uncertainty.

  Although at least 80% of the municipal securities in which the Fund may invest will be rated investment grade at the time of investment, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal securities experiencing non-payment and a potential decrease in the net asset value of the Fund.

  Up to 20% of the Fund's assets may be invested in municipal securities that are subject to the federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. In addition, income earned or deemed to be earned with respect to the Fund's Strategic Transactions, if any, will be taxable. See "Tax Status."


  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If any such proposal were to be enacted, the ability of the Fund to pay "exempt-interest" dividends might be adversely affected and the Fund would re-evaluate its investment objective and policies and consider changes in its structure.


  LOWER GRADE MUNICIPAL SECURITIES. The Fund may invest up to 20% of its total assets in New York municipal securities rated below investment grade (but not rated lower than B- by S&P or B3 by Moody's or an equivalent rating by another NRSRO) or in unrated New York municipal securities considered by the Adviser to be of comparable quality to such securities. Higher yields are generally available from municipal securities of such grade. With respect to such 20% of the Fund's total assets, the Fund has not established any limit on the percentage of its portfolio which may be invested in securities in any one rating category or comparable unrated securities.

  Investors should carefully consider the risks of owning shares of an investment company which invests in lower grade municipal securities before making an investment in the Fund. The higher yield on certain securities held by the Fund reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal. See "Special Considerations Regarding the Fund."

  The Adviser seeks to minimize the risks involved in investing in lower grade municipal securities through diversification and careful investment analysis. To the extent that there is no established retail market for some of the lower grade municipal securities in which the Fund may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Fund, subject to the supervision of the Board of Trustees of the Trust. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Fund's portfolio, the ability of the Adviser to value the Fund's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist. See "Special Considerations Regarding the Fund."

------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Fund also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risks. Strategic transactions generally will not be treated as investments in New York municipal securities for purposes of the Fund's 80% investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.


  Income earned or deemed to be earned, by the Fund from its Strategic Transactions and temporary defensive strategies, if any, generally will be taxable income of the Fund. See "Tax Status."



  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may also purchase and sell municipal securities on a when-issued and delayed delivery basis. No income accrues to the Fund on municipal securities in connection with such transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher than yields on the municipal securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objectives and policies and not for the purposes of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a when-issued or delayed delivery basis.


  RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities including securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

  OTHER PRACTICES. The Fund may borrow amounts up to 5% of its net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of its net assets to secure such borrowings.

  Under normal market conditions, the Fund will invest substantially all of its assets in New York municipal securities. The Fund generally will not invest more than 25% of its total assets in any industry. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. It is therefore possible that the Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations if the Adviser determines that the yields available from obligations in a particular segment of the market justifies the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment.

  From time to time, the Fund's investments may include securities as to which the Fund, by itself or together with other funds or accounts managed by the Adviser, holds a major portion or all of an issue of New York municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when the Adviser believes it is advisable to do so.

  INVESTMENT RESTRICTIONS. The Fund is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. See "Investment Policies and Restrictions" in the Statement of Additional Information.

  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commis-sions. The income securities in which the Fund invests are traded principally in the over-the-counter market. In the over-the-counter market, securities generally are traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the managers, underwriters and dealers. The Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of bonds on a stock exchange are effected through brokers who charge a commission for their services.


  The Adviser is responsible for effecting securities transactions of the Fund and will do so in a manner deemed fair and reasonable to shareholders of the Fund and not according to any formula. The Adviser's primary considerations in selecting the manner of executing securities transactions for the Fund will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

  In effecting purchases and sales of the Fund's portfolio securities, the Adviser and the Fund may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Fund, the Adviser and the Distributor or dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Fund may take into account whether the firm has sold or is selling shares of the Fund. See "Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information for more information.

------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS REGARDING THE FUND
------------------------------------------------------------------------------

  GENERAL. In normal circumstances, the Fund may invest up to 20% of its total assets in New York municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) or in unrated New York municipal securities considered by the Adviser to be of comparable quality to such securities. Investment in such lower grade municipal securities involves special risks as compared with investment in higher grade municipal securities. The market for lower grade municipal securities is considered to be less liquid than the market for investment grade municipal securities which may adversely affect the ability of the Fund to dispose of such securities in a timely manner at a price which reflects the value of such security in the Adviser's judgement. The market price for less liquid securities tends to be more volatile than the market price for more liquid securities. Illiquid securities and the absence of readily available market quotations with respect thereto may make the Adviser's valuation of such securities more difficult, and the Adviser's judgement may play a greater role in the valuation of the Fund's securities. Lower grade municipal securities generally involve greater credit risk than higher grade municipal securities and are more sensitive to adverse economic changes, significant increases in interest rates and individual issuer developments. Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Fund will rely more heavily on the Adviser's ability to determine the relative investment quality of such securities than if the Fund invested exclusively in higher grade municipal securities. The Fund may, if deemed appropriate by the Adviser, retain a security whose rating has been downgraded below B- by S&P, below B3 by Moody's or an equivalent rating by another NRSRO, or whose rating has been withdrawn. More detailed information concerning the risks associated with instruments in lower grade municipal securities is included in the Fund's Statement of Additional Information.

  The Fund may invest up to 20% of its total assets in derivative variable rate securities such as inverse floaters whose rates of interest vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. Investment in such securities involve special risks as compared to a fixed rate municipal security. The extent of increases and decreases in the value of inverse floaters and the corresponding change to per share net asset value of the Fund generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. The markets for inverse variable rate securities may be less developed than the market for conventional fixed rate municipal securities.

  SPECIAL CONSIDERATIONS REGARDING NEW YORK MUNICIPAL SECURITIES. Investors should be aware of certain factors that might affect the financial condition of the issuers of New York municipal securities. The State of New York has historically been one of the wealthiest states in the nation. For decades, however, the economy of the State of New York has grown more slowly than that of the nation as a whole, and the result has been a gradual erosion of the State's relative economic affluence. New York City, for example, has faced greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in New York City.

  The State of New York has for many years had a very high state and local tax burden. The burden of state and local taxation, in combination with the many other causes of regional economic dislocations, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State of New York.

  There can be no assurance that the State of New York and its political subdivisions will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain programs at current levels. To address any potential budgetary imbalance, the State of New York and such subdivisions may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

  Although revenue obligations of the State of New York or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that future economic difficulties and the resulting impact on State and local government finances will not adversely affect the market value of the portfolio of the Fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

  More detailed information concerning New York municipal securities and the State of New York is included in the Statement at Additional Information.

------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------


  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $60 billion under management or supervision. Van Kampen American Capital's more than 50 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital Distributors, Inc. (the "Distributor"), the distributor of the Fund and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen American Capital. Van Kampen American Capital is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financial and investing; and global custody, securities clearance services and securities lending.


  ADVISORY AGREEMENT. The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust, of which the Fund is a separate series. Subject to their authority, the Adviser and the respective officers of the Fund supervise and implement the Fund's investment activities and are responsible for the overall management of the Fund's business affairs. The Fund pays the Adviser a monthly fee computed based upon an annual rate applied to average daily net assets of the Fund as follows:


               AVERAGE DAILY NET ASSETS                   % PER ANNUM
               ------------------------                  --------------
First $500 million.....................................  0.600 of 1.00%
Over $500 million......................................  0.500 of 1.00%


  Under its investment advisory agreement with the Adviser, the Fund has agreed to assume and pay the charges and expenses of the Fund's operation, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the 1940 Act, of the Adviser, the Distributor, ACCESS Investor Services, Inc. ("ACCESS"), Van Kampen American Capital or Morgan Stanley Dean Witter & Co.), the charges and expenses of independent accountants, legal counsel, transfer agent, or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares of the Fund under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee or to reimburse the Fund for all or a portion of its other expenses.



  PERSONAL INVESTMENT POLICIES. The Fund and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.


  PORTFOLIO MANAGEMENT. David C. Johnson, a Senior Vice President of the Adviser, supervises the Adviser's municipal securities practice area and coordinates the Adviser's investment policy regarding such securities. Mr. Johnson has been employed by the Adviser since April 1989. Dennis S. Pietrzak, a Vice President of the Adviser, has been primarily responsible for the day-to-day management of the Fund's portfolio since August 1995. Mr. Pietrzak has been employed by the Adviser since August, 1995. Prior to joining the Adviser, Mr. Pietrzak was employed by Merrill Lynch where he was in charge of municipal underwriting and trading in Merrill Lynch's midwest region.

------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund.


  The Fund offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or
(b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a CDSC, Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."



  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor not to accept any order for Class B Shares in an amount of $500,000 or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares or Class C Shares. It is presently the policy of the Distributor not to accept any order for Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.


  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and, therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or

Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefits of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below).

  Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the Fund's Rule 12b-1 distribution plan which relate only to such class and
(iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution and service fee or subject to the conversion feature will have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution and service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Fund will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."


  The administrative expenses that may be allocated to a specific class of shares may consist of (i) ACCESS' expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(iii) Securities and Exchange Commission (the "SEC") registration fees incurred by a class of shares; (iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").


------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------

  The Fund offers three classes of shares to the public on a continuous basis through the Distributor, as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares also are offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). The Fund reserves the right to suspend or terminate the continuous public offering of its shares at any time and without prior notice.

  The Fund's shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or directly with the Distributor plus any applicable sales charge. Sales personnel or brokers, dealers and financial intermediaries distributing the Fund's shares may receive different compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Fund generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.


  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediaries for certain services or activities which are primarily intended to result in sales of shares of the Fund. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. In some instances, additional compensation or promotional incentives may be offered to brokers, dealers or financial intermediaries that have sold or may sell significant amounts of shares during specified periods of time. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Fund. Such fees paid for such services and activities with respect to the Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. These programs will not change the price an investor pays for shares or the amount that the Fund will receive from such sale.

CLASS A SHARES


  The public offering price of Class A Shares is the net asset value plus a sales charge. The table below shows total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between the investor's broker, dealer or financial intermediary and the Distributor. As indicated previously, at the discretion of the Distributor, the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that dealers who receive 90% or more of the sales charge may be deemed to be underwriters for purposes of the Securities Act of 1933, as amended.


SALES CHARGE TABLE

                                                                             DEALER
                                                                           CONCESSION
                                                                           OR AGENCY
                                          TOTAL SALES CHARGE               COMMISSION
                                  -----------------------------------    --------------
      SIZE OF TRANSACTION          PERCENTAGE OF      PERCENTAGE OF      PERCENTAGE OF
       AT OFFERING PRICE          OFFERING PRICE     NET ASSET VALUE     OFFERING PRICE
---------------------------------------------------------------------------------------
Less than $100,000..............       4.75%               4.99%              4.25%
$100,000 but less than
  $250,000......................       3.75                3.90               3.25
$250,000 but less than
  $500,000......................       2.75                2.83               2.25
$500,000 but less than
  $1,000,000....................       2.00                2.04               1.75
$1,000,000 or more*.............          *                   *                  *
---------------------------------------------------------------------------------------

  * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. See "Purchase of Shares--Deferred Sales Charge Alternatives" for additional information with respect to CDSCs.

QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.


  Investors, or their brokers, dealers or financial intermediaries, must notify the Fund at the time of the purchase order whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.



  A person eligible for a reduced sales charge includes an individual, his or her spouse and children under 21 years of age and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary purchasing for a single trust or for a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.



  As used herein, "Participating Funds" refers to certain open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management, Inc. ("Asset Management") and distributed by the Distributor as determined from time to time by the Fund's Board of Trustees.


  VOLUME DISCOUNTS. The size of investment shown in the preceding sales charge table applies to the total dollar amount being invested by any person at any one time in Class A Shares of the Fund, or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.

  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding sales charge table may also be determined by combining the amount being invested in Class A Shares of the Fund with other shares of the Fund and shares of Participating Funds, plus the current offering price of all shares of the Fund and other Participating Funds which have been previously purchased and are still owned.


  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding sales charge table. The size of investment shown in the preceding sales charge table includes the amount of intended purchases of Class A Shares of the Fund with other shares of the Fund and shares of the Participating Funds plus the value of all shares of the Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the sales charge applicable to the purchases made and the sales charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.

OTHER PURCHASE PROGRAMS

  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit investment trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Fund or the Distributor. The Fund reserves the right to modify or terminate these arrangements at any time.

  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer, financial intermediary or the Distributor.

  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.

  As further requirements for obtaining these special benefits, the Fund also requires that all dividends and other distributions by the Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Fund reserves the right to modify or terminate this program at any time.

  NAV PURCHASE OPTIONS. Class A Shares of the Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:

  (1) Current or retired trustees or directors of funds advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and such persons' families and their beneficial accounts.

  (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser, and such persons' families and their beneficial accounts.



  (3) Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees: provided that such purchases are otherwise permitted by such institutions.



  (4) Registered investment advisers who charge a fee for their services, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. The Distributor may pay Participating Dealers through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period.



  (5) Trustees and other fiduciaries purchasing shares for retirement plans which invest in multiple fund families through broker-dealer retirement plan alliance programs that have entered into agreements with the Distributor and which are subject to certain minimum size and operational requirements. Trustees and other fiduciaries should refer to the Statement of Additional Information for further detail with respect to such alliance programs.



  (6) Beneficial owners of shares of a Participating Fund held by a retirement plan or held in a tax-advantaged retirement account who purchase shares of the Fund with proceeds from distributions from such a plan or retirement account other than distributions taken to correct an excess contribution.



  (7) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.



  (8) Trusts created under pension, profit sharing or other employee benefit plans qualified under Section 401(a) of the Code, or custodial accounts held by a bank created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code and assets held by an employer or trustee in connection with an eligible deferred compensation plan under Section 457 of the Code. Such plans will qualify for purchases at net asset value provided, for plans initially establishing accounts with the Distributor in the Participating Funds after February 1, 1997, that (1) the initial amount invested in the Participating Funds is at least $500,000 or (2) such shares are purchased by an employer sponsored plan with more than 100 eligible employees. Such plans that have been established with a Participating Fund or have received proposals from the Distributor prior to February 1, 1997 based on net asset value purchase privileges previously in effect will be qualified to purchase shares of the Participating Funds at net asset value for accounts established on or before

      May 1, 1997. Section 403(b) and similar accounts for which Van Kampen American Capital Trust Company served as custodian will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees, except under certain uniform criteria established by the Distributor from time to time. A commission will be paid on the foregoing purchases as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million and 0.25% on the excess over $50 million.



  (9) Individuals who are members of a "qualified group". For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and Participating Funds, (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economics of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a CDSC of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.


The term "families" includes a person's spouse, children under 21 years of age and grandchildren, parents, and a person's spouse's parents.


  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with ACCESS, the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. Authorized brokers, dealers or financial intermediaries will be paid a service fee as described herein under "Distribution and Service Plans" on purchases made as described in
(3) through (9) above. The Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value to such groups at any time.

DEFERRED SALES CHARGE ALTERNATIVES


  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class B Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are sold without an initial sales charge so that the Fund may invest the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the CDSC Shares out of its own assets, and not out of assets of the Fund, at a percentage rate of the dollar value of the CDSC Shares purchased from the Fund by such brokers, dealers and other financial intermediaries, which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million; (ii) 4.00% with respect to Class B Shares; and (iii) 1.00% with respect to Class C Shares. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the Fund will receive from such sale.


  CDSC Shares redeemed within a specified period of time generally will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the CDSC will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchases of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.

  Proceeds from the CDSC and the distribution fee applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents and for selling such shares. The combination of the CDSC and the distribution fee facilitates the ability of the Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.

  In determining whether a CDSC is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of

CDSC Shares held longest during the period of time that a CDSC is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.

  To provide an example, assume an investor purchased 100 Class B Shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.75% (the applicable rate in the second year after purchase).

  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows:
1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

  CLASS B SHARES. Class B Shares redeemed within seven years of purchase generally will be subject to a CDSC at the rates set forth below, charged as a percentage of the dollar amount subject thereto:

--------------------------------------------------------------------------
                                                       CONTINGENT DEFERRED
                                                        SALES CHARGE AS A
                                                          PERCENTAGE OF
                                                          DOLLAR AMOUNT
                 YEAR SINCE PURCHASE                    SUBJECT TO CHARGE
--------------------------------------------------------------------------
    First.............................................        4.00%
    Second............................................        3.75%
    Third.............................................        3.50%
    Fourth............................................        2.50%
    Fifth.............................................        1.50%
    Sixth.............................................        1.00%
    Seventh and after.................................        0.00%

  The CDSC generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services--Systematic Withdrawal Plan."

  CLASS C SHARES. Class C Shares redeemed within the first 12 months of purchase generally will be subject to a CDSC of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a CDSC.

  CONVERSION FEATURE. Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The conversion schedule applicable to a share acquired through the exchange privilege is determined by reference to the Participating Fund from which such share originally was purchased. The conversion of such shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution fee and transfer agency costs with respect to such shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) that the conversion of such shares does not constitute a taxable event under federal income tax law. The conversion may be suspended if such an opinion is no longer available and such shares might continue to be subject to the higher aggregate fees applicable to such shares for an indefinite period.



  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of Class B Shares and Class C Shares: (i) following the death or disability (as defined in the Code) of a shareholder; (ii) in connection with required minimum distributions from an IRA or another retirement plan; (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account; (iv) in circumstances under which no commission a transaction fee is paid to authorized dealers at the time of purchase of such shares; and (v) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The CDSC also is waived on redemptions of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 8 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE

  The net asset value per share of the Fund will be determined separately for each class of shares. The net asset value per share of a given class of shares of the Fund is determined by calculating the total value of the Fund's assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares, and dividing the result by the number of shares of such class outstanding. The net asset value for the Fund is computed once daily as of 5:00 p.m. Eastern time Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable. The net asset value per share of the different class of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different class of shares may differ.

  Portfolio securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees of the Trust, of which the Fund is a series. Securities with remaining maturities of 60 days or less are valued at amortized cost when amortized cost is determined in good faith by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees of the Trust.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  The Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Fund at any time.


  INVESTMENT ACCOUNT. ACCESS, transfer agent for the Fund and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which the Investor's shares of the Fund are held by ACCESS. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder who has an account in any of the Participating Funds will receive quarterly statements from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.


  SHARE CERTIFICATES. Generally, the Fund will not issue share certificates. However, upon written or telephone request to the Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Fund. A shareholder will be required to surrender such certificates upon redemption thereof.

In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.


  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the Fund. Such shares are acquired at net asset value (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Fund."



  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to debit a bank account on a regular basis to invest predetermined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.



  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Fund invested into shares of the same class of any Participating Fund so long as a pre-existing account for such class of shares exists for such shareholder. If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.



  EXCHANGE PRIVILEGE. Shares of the Fund may be exchanged for shares of the same class of any Participating Fund based upon the next computed net asset value of each fund after requesting the exchange without any sales charge, subject to certain limitations. Shareholders seeking an exchange into a Participating Fund should obtain and read a current prospectus for such Participating Fund. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.

  To be eligible for exchange, shares of the Fund must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of the Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

  Class A Shares of Van Kampen American Capital funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of the Fund.


  When Class B shares and Class C shares are exchanged among Participating Funds, the holding period for purposes of computing the CDSC is based upon the date of the initial purchase of such shares from a Participating Fund (the "Original Fund"). Upon redemption shares from the Participating Funds' complex of funds, Class B shares and Class C shares are subject to the CDSC schedule imposed by the Original Fund.



  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is carried over and included in the tax basis of the shares acquired.



  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 341-2911 ((800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund an exchanging shareholder must file a specific written request. The Fund reserves the right to reject any order to acquire shares through exchange. In addition, the Fund may modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.

  A prospectus of any of these mutual funds may be obtained from any broker, dealer or financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.

  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.

  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment at the time the election to participate in the plan is made.


  Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with the purchase of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. Any gain or loss realized by the shareholder upon the redemption of shares is a taxable event.



  CHECK WRITING PRIVILEGE. A Class A shareholder holding shares of the Fund for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company (the "Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.



  When a check is presented to the Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."


  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or the Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks. See the Statement of Additional Information for further information regarding the establishment of the privilege.



  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of ACH. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.



  INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the internet. Please refer to our web site at www.vkac.com for further instruction. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon internet instruction and providing written confirmation of instructions communicated through the internet. If reasonable procedures are employed, neither VKAC nor the Fund will be liable for following instructions through the internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.


------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P. O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the Fund.


  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 120 days must accompany the redemption request.



  In the case of redemption requests sent directly to ACCESS, the redemption price is the net asset value per share next determined after the request is received. Payment for shares redeemed (less any sales charge, if applicable) ordinarily will be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, which may take up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.


  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order.

Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.


  TELEPHONE REDEMPTION REQUESTS. The Fund permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Fund at (800) 341-2911 ((800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.



  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check ordinarily will be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire ordinarily will be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. The Fund reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.

  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.



  REDEMPTION UPON DEATH OR DISABILITY. The Fund will waive the CDSC on redemptions following the death or disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the CDSC on Class B Shares and Class C Shares.



  In cases of death or disability, the CDSCs on Class B Shares and Class C Shares will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.



  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of the Fund. Holders of Class C Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of the Fund with credit given for any CDSC paid upon such redemption. Such reinstatement is made at the net asset value (without sales charge except as described under "Shareholder Services -- Exchange Privilege") next determined after the order is received, which must be within 180 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.

------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS
------------------------------------------------------------------------------

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of each class. The Distribution Plan and the Service Plan are being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers and financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.

  CLASS A SHARES. The Fund may spend an aggregate amount up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the Fund pursuant to the Distribution Plan and Service Plan. From such amount, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class A Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts. The Fund pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense.

  CLASS B SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class B Shares of the Fund pursuant to the Distribution Plan. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class B Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  CLASS C SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the Fund pursuant to the Distribution Plan. From such amount, the Fund, or the Distributor as agent for the Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the Fund's average daily net assets attributable to Class C Shares maintained in the Fund more than one year by such broker's, dealer's or financial intermediary's customers. The Fund pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense attributable to the Class C Shares. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class C Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.


  The Distributor's actual expenses with respect to a class of CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to such class of CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the CDSC. In such event, with respect to any such class of CDSC Shares, any unreimbursed expenses will be carried forward and paid by the Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Fund does not impose any limit with respect to the number of years into the future that such unreimbursed expenses may be carried forward (on a Fund level basis). Because such expenses are accounted on a Fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. As of December 31, 1997, there were $524,578 and $9,982 of unreimbursed distribution related expenses with respect to Class B Shares and Class C Shares, respectively, representing 4.00% and 0.97% of the Fund's net assets attributable to Class B Shares and Class C Shares, respectively. If the Distribution Plan was terminated or not continued, the Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through CDSCs.


  Because the Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the CDSC applicable to a particular class of shares to defray distribution-related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Fund's shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Fund would seek alternate providers and expects that shareholders would not experience any disadvantage.

------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUND
------------------------------------------------------------------------------

  The Fund's present policy, which may be changed at any time by the Board of Trustees, is to declare daily and pay monthly distributions of all or substantially all net investment income of the Fund. Net investment income consists of all interest income, dividends, and other ordinary income earned by the Fund, less all expenses of the Fund attributable to the class of shares in question. Net short-term capital gains, if any, may be distributed throughout the year. Expenses of the Fund are accrued each day. Net realized long-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee will be lower than distributions with respect to a class of shares subject to a lower distribution fee.

  Investors will be entitled to begin receiving dividends on their shares on the business day after ACCESS receives payments for such shares. However, shares become entitled to dividends on the day ACCESS receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.

  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.


  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. The Fund automatically will credit monthly distributions and any annual net long-term capital gain distributions to a shareholder's account in additional shares of the Fund valued at net asset value, without a sales charge. Unless a shareholder instructs otherwise, the Reinvestment Plan is automatic. Instruction may be made by telephone by calling (800) 341-2911 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. See "Shareholder Services -- Reinvestment Plan."

------------------------------------------------------------------------------
TAX STATUS
------------------------------------------------------------------------------


  NEW YORK TAXATION. The discussion under this heading applies only to shareholders of the Fund that are residents of New York for New York tax purposes. Individual shareholders will not be subject to New York State or New York City income tax on distributions attributable to interest on New York municipal securities. Individual shareholders will be subject to New York State or New York City income tax on distributions attributable to other income of the Fund (including net capital gain), and on gain on the sale of shares of the Fund. Corporations should note that all or a part of any distribution from the Fund, and gain on the sale of shares of the Fund, may be subject to the New York State corporate franchise tax and the New York City general corporation tax.



  Under currently applicable New York State law, the highest marginal New York State income tax rate imposed on individuals for taxable years beginning after 1996 is 6.85%. The highest marginal New York City income tax rate currently imposed on individuals is 4.46%. In addition, individual taxpayers with New York adjusted gross income in excess of $100,000 must pay a supplemental tax to recognize the benefit of graduated tax rates. Shareholders subject to taxation in a state other than New York will realize a lower after-tax rate of return if distributions from the Fund are not exempt from taxation in such other state.



  FEDERAL INCOME TAXATION. The Fund has elected and qualified and intends to continue to qualify each year of the Fund to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.


  If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.

  In order to avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.

  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.


  Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require the Fund to recognize income or gain without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.



  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.


  DISTRIBUTIONS. The Fund intends to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of municipal securities.


  Certain limitations on the use and investment of the proceeds of state and local government bonds and other funds must be satisfied in order to maintain the exclusion from gross income for interest on such bonds. These limitations generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


  Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.


  Interest on certain "private-activity bonds" is an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Fund invests a portion of its assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the alternative minimum tax. Per capita volume limitations on certain private-activity bonds could limit the amount of such bonds available for investment by the Fund.


  Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.


  Although exempt-interest dividends generally may be treated by Fund shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain this exclusion if the shareholder would be treated as a "substantial user" (or a "related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by the Fund, or by the Trust if it is required to qualify as a regulated investment company as described below. "Substantial user" is defined under U.S. Treasury regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed 5% of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of

"related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.


  While the Fund expects that a major portion of its net investment income will constitute tax-exempt interest, a significant portion may consist of investment company taxable income. Distributions of the Fund's net investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gains ("capital gain dividends"), if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held by such shareholders. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). For a summary of the tax rates applicable to capital gains (including capital gain dividends), see "Capital Gains Rates Under the 1997 Tax Act" below. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. Tax-exempt shareholders not subject to federal income tax on their income generally will not be taxed on distributions from the Fund.


  Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.


  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends designated as exempt-interest dividends cannot exceed, the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are exempt-interest dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax exempt during the period covered by the dividend. Fund distributions generally will not qualify for the dividends received deduction for corporations.


  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

  The Fund is required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications or who are otherwise subject to backup withholding.


  SALE OF SHARES. The sale of shares (including transfers in connection with a redemption or repurchase of shares) will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such shares have been held for more than one year. For a summary of the tax rates applicable to capital gains, see "Capital Gains Rates Under the 1997 Tax Act" below. Any loss recognized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividends received with respect to such shares. Any short-term capital loss on the sale or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.



  CAPITAL GAINS RATES UNDER THE 1997 TAX ACT. Under the Taxpayer Relief Act of 1997 (the "1997 Tax Act"), the maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for capital assets held for one year or less, (ii) 28% for capital assets held for more than one year but not more than 18 months and (iii) 20% for capital assets held for more than 18 months. The maximum net capital gains tax rate for corporations remains at 35%. The tax rates for capital gains described above will apply to distributions of capital gain dividends by the Fund (if, as expected, the Fund designates capital gain dividends as 28% rate gain distributions or 20% rate gain distributions, in accordance with its holding periods for the securities sold that generated such capital gain dividends) as well as to sales and exchanges of shares in the Fund. With respect to capital losses recognized on dispositions of shares held six months or less where such losses are treated as long-term capital losses to the extent of prior distributions of capital gain dividends received on such shares (see "Sale of Shares" above), it is unclear how such capital losses offset the capital gains referred to above. Shareholders should consult their own tax advisers as to the application of the new capital gains rates to their particular circumstances.

  GENERAL. The federal, state and local income tax discussion set forth above is for general information only. Prospective investors should consult their advisors regarding the specific federal tax consequences of purchasing, holding and disposing of shares, as well as the effects of state, local and foreign tax law and any proposed tax law changes.


------------------------------------------------------------------------------
DESCRIPTION OF SHARES OF THE FUND
------------------------------------------------------------------------------


  The Fund is a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust organized as of May 10, 1995 (the "Trust"). The Fund was originally organized in 1994 under the name Van Kampen Merritt New York Tax Free Income Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust as of July 31, 1995 and adopted its current name at that time. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series.


  The authorized capitalization of the Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value, divided into three classes, designated Class A Shares, Class B Shares and Class C Shares. Each class of shares represents an interest in the same assets of the Fund and are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. See "Distribution and Service Plans."

  The Fund is permitted to issue an unlimited number of classes of shares. Each class of shares is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. There are no conversion, preemptive or other subscription rights, except with respect to the conversion of Class B Shares and certain Class C Shares into Class A Shares as described above. In the event of liquidation, each of the shares of the Fund is entitled to its portion of all of the Fund's net assets after all debt and expenses of the Fund have been paid. Since Class B Shares and Class C Shares pay higher distribution expenses, the liquidation proceeds to holders of Class B Shares and Class C Shares are likely to be lower than to other shareholders.

  The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information.

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.


  The fiscal year end of the Fund is December 31. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An Annual Report, containing financial statements audited by the Fund's independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE
NUMBER--(800) 341-2911.

PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)
DIAL (800) 421-2833.

FOR AUTOMATED TELEPHONE
SERVICES DIAL (800) 847-2424.
VAN KAMPEN AMERICAN CAPITAL
NEW YORK TAX FREE
INCOME FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser
VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor
VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent
ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital
     New York Tax Free Income Fund

Custodian
STATE STREET BANK AND
TRUST COMPANY
225 West Franklin Street, P.O. Box 1713
Boston, MA 02105-1713
Attn: Van Kampen American Capital
     New York Tax Free Income Fund

Legal Counsel
SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, IL 60606

Independent Accountants
KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

 ------------------------------------------------------------------------------

                         NEW YORK TAX FREE INCOME FUND

 ------------------------------------------------------------------------------

                              P R O S P E C T U S


                                 APRIL 30, 1998


             ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH  ------
                          VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

             VAN KAMPEN AMERICAN CAPITAL TAX FREE HIGH INCOME FUND

     Van Kampen American Capital Tax Free High Income Fund, formerly known as Van Kampen Merritt Tax Free High Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust"), an open-end management investment company commonly known as a mutual fund. The Fund's investment objective is to attempt to provide investors with a high level of current income exempt from federal income taxes primarily through investment in a diversified portfolio of medium and lower grade municipal securities. The Fund's portfolio is managed by Van Kampen American Capital Investment Advisory Corp. (the "Adviser").


     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus for the Fund dated April 30, 1998 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60181 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


     The Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). This omitted information may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
The Fund and The Trust......................................    B-2
Investment Policies and Restrictions........................    B-2
Additional Investment Considerations........................    B-4
Trustees and Officers.......................................    B-12
Investment Advisory and Other Services......................    B-21
Custodian and Independent Accountants.......................    B-22
Portfolio Transactions and Brokerage Allocation.............    B-23
Tax Status of the Fund......................................    B-24
The Distributor.............................................    B-24
Distribution and Service Plans..............................    B-25
Transfer Agent..............................................    B-26
Legal Counsel...............................................    B-26
Performance Information.....................................    B-26
Report of Independent Accountants...........................    B-28
Financial Statements........................................    B-29
Notes to Financial Statements...............................    B-43



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1998.

                             THE FUND AND THE TRUST


     Van Kampen American Capital Tax Free High Income Fund (the "Fund") is a separate diversified series of the Trust. The Trust is an unincorporated business trust established under the laws of the State of Delaware by an Agreement and Declaration of Trust dated as of May 10, 1995 ("Declaration of Trust"). At present, the Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital California Insured Tax Free Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund, and Van Kampen American Capital New York Tax Free Income Fund have been organized as series of the Trust and have commenced investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen Merritt American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have been organized as series of the Trust but have not commenced investment operations. Other series may be organized and offered in the future. The Fund originally was organized as a Maryland corporation under the name Van Kampen Merritt Tax Free High Income Fund Inc. and was reorganized under the name Van Kampen Merritt Tax Free High Income Fund as a sub-trust of the Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust and adopted its present name as of July 31, 1995.


     The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. The Trust can issue an unlimited number of shares, $0.01 par value (prior to July 31, 1995, the shares had no par value). Each share of the Trust represents an equal proportionate interest in the assets of its respective series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability.

     Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights other than those described in the prospectus. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

     The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series present at a meeting of shareholders (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

     Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

     The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objectives and Policies." There can be no assurance that the Fund will achieve its objective.

     Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

   1. Purchase any securities (other than tax exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   2. Invest more than 25% of its assets in a single industry. (As described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry), except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into "when issued" and "delayed delivery" transactions as described in the Prospectus.

   4. Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of, or the Fund's interest with respect to, the securities owned by the Fund.

   5. Buy any securities "on margin." The deposit of initial or maintained margin in connection with interest rate or other financial futures or index contracts or related options is not considered the purchase of a security on margin.

   6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except as hedging transactions in accordance with the requirements of the Securities and Exchange Commission and the Commodity Futures Trading Commission.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in their respective portfolios.

   8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

  10. Invest in equity interests in oil, gas or other mineral exploration of development programs.

  11. Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent the options and futures and index contracts in which such Funds may invest for hedging and risk management purposes are considered to be commodities or commodities contracts.

     The Fund may not change any of these investment restrictions nor any other fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed. Certain of the medium and lower grade municipal securities in which the Fund may invest may be, subsequent to the Fund's investment in such securities, downgraded by Moody's or S&P or may be deemed by the Adviser to be of a lower quality as a result of impairment of the creditworthiness of the issuer of such securities or of the project the revenues from which are the source of payment of interest and repayment of principal with respect to such securities. In such instances, the secondary market for such municipal securities may become less liquid, with the possibility that more than 10% of the Fund's assets would be invested in securities which are not readily marketable. In such event, the Fund will take reasonable and appropriate steps to reduce the percentage of the Fund's portfolio represented by securities that are not readily marketable, together with any other securities subject to investment restriction eight above, to less than 10% of the Fund's assets as soon as is reasonably practicable.


     The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less are excluded from such calculation. The Fund anticipates that its annual portfolio turnover rate normally will be less than 100%.


     Interest on certain "private activity" obligations issued after August 7, 1986 is treated as a preference item for the purpose of calculating the alternative minimum tax. The Fund may invest up to 20% of its assets in such "private activity" obligations. To the extent that the Fund does invest, in such "private activity" obligations, dividends paid to an investor who is subject to the alternative minimum tax might not be completely tax exempt or might cause an investor to be subject to such tax.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

MUNICIPAL SECURITIES.


     Municipal securities include long-term obligations, which often are called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax-exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above. Some municipal leases and participation certificates may not be considered readily marketable. Such non-marketable municipal leases, together with other restricted or non-marketable securities in the Fund's portfolio will not at the time of purchase exceed 10% of the total assets of the Fund. The "issuer" of municipal securities is generally deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.


     The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals. There generally is no secondary market for these notes, although they are redeemable at face value. Each note purchase by the Fund will meet the criteria established for the purchase of municipal securities.

     The Fund also may invest up to 15% of its total assets in derivative variable rate municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. Such derivative variable rate municipal securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative municipal securities whose rates vary inversely with changes in market rates of interest in response to such changes in market rates generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. In addition, the Fund may invest in derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Fund may engage. Such municipal securities may by their terms, for example, have economic characteristics comparable to, among other things, a swap, cap, floor or collar transaction with respect to such security for a period of time prior to its stated maturity. See "Additional Investment Considerations -- Strategic Transactions" in this Statement of Additional Information.

     MEDIUM AND LOWER GRADE MUNICIPAL SECURITIES. Discussion concerning the special risk factors relating to the Fund's investments in medium and lower grade municipal securities appears in the "Municipal Securities" section of the Prospectus under the subheading "Special Considerations and Risk Factors Regarding Medium and Lower Grade Municipal Securities."

INVESTMENT PRACTICES.


     If the Adviser deems it appropriate to seek to hedge any of the Fund's portfolio against market value changes, the Fund may buy or sell derivative instruments such as financial futures contracts and related options, such as municipal bond index futures contracts and the related put or call options contracts on such index futures. A tax exempt bond index fluctuates with changes in the market values of the tax exempt bonds included in the index. An index future is an agreement pursuant to which two parties agree to receive or deliver at settlement an amount of cash equal to a specified dollar amount multiplied by the difference between the value of the index at the close of the last trading day of the contract and the price at which the future was originally written. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. An index future has similar characteristics to a financial future except that settlement is made through delivery of cash rather than the underlying securities. An example is the Long-Term Municipal Bond futures contract traded on the Chicago Board of Trade. It is based on the Bond Buyer's Municipal Bond Index, which represents an adjusted average price of the forty most recent long-term municipal issues of $50 million or more ($75 million in the instance of housing issues) rated A or better by either Moody's Investors Service, Inc. ("Moody's")or Standard and Poor's Ratings Group ("S&P"), maturing in no less than nineteen years, having a first call in no less than seven nor more than sixteen years, and callable at par.


     The Fund may engage in "when issued" and "delayed delivery" transactions and utilize futures contracts and options thereon for hedging purposes. The Securities and Exchange Commission ("SEC") generally requires that when mutual funds, such as the Fund, effect transactions of the foregoing nature, such funds must either segregate cash or readily marketable portfolio securities with its custodian in an amount of its obligations under the foregoing transactions, or cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements.

     When the Fund engages in the purchase or sale of futures contracts or the sale of options thereon it will deposit the initial margin required for such contracts in a segregated account maintained with the Fund's custodian, in the name of the futures commission merchant with whom the Fund maintains the related account. Thereafter, if the Fund is required to make maintenance margin payments with respect to the futures contracts, or mark-to-market payments with respect to such option sale positions, the Fund will make such payments directly to such futures commission merchant. The SEC currently requires mutual funds to demand promptly the return of any excess maintenance margin or mark-to- market credits in its account with futures commission merchants. Each Fund will comply with SEC requirements concerning such excess margin.

     The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933, as amended, that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid.

STRATEGIC TRANSACTIONS.

     The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

     Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

     GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options
typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

     If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

     The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

     GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

     The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

     The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

     OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

     COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

     SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

     USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities assets equal to the exercise price.

     OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

     With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.


     The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

                             TRUSTEES AND OFFICERS



     The tables below list the trustees and officers of the Fund and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor"), Van Kampen American Capital Advisors Corp., Van Kampen Merritt Equity Advisors Corp., Van Kampen American Capital Insurance Agency of Illinois, Inc., VK/AC System, Inc., Van Kampen American Capital Record Keeping Services, Inc., American Capital Contractual Services, Inc., Van Kampen American Capital Trust Company, Van Kampen American Capital Exchange Corporation, and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisers (excluding the Van Kampen American Capital Exchange Fund).



                                    TRUSTEES



                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee/Director of each of the
                                            funds in the Fund Complex.
Richard M. DeMartini*.....................  President and Chief Operating Officer, Individual Asset
Two World Trade Center                      Management Group, a division of Morgan Stanley Dean
66th Floor                                  Witter & Co. Mr. DeMartini is a Director of InterCapital
New York, NY 10048                          Funds, Dean Witter Distributors, Inc. and Dean Witter
Date of Birth: 10/12/52                     Trust Company. Trustee of the TCW/DW Funds. Director of
                                            the National Healthcare Resources, Inc. Formerly Vice
                                            Chairman of the Board of the National Association of
                                            Securities Dealers, Inc. and Chairman of the Board of the
                                            Nasdaq Stock Market, Inc. Trustee/Director of each of the
                                            funds in the Fund Complex.
Linda Hutton Heagy........................  Managing Partner of Heidrick & Stuggles, an executive
Sears Tower                                 search firm. Prior to 1997, Partner, Ray & Berndtson,
233 South Wacker Drive                      Inc., an executive recruiting and management consulting
Suite 7000                                  firm. Formerly, Executive Vice President of ABN AMRO,
Chicago, IL 60606                           N.A., a Dutch bank holding company. Prior to 1992,
Date of Birth: 06/03/48                     Executive Vice President of La Salle National Bank.
                                            Trustee on the University of Chicago Hospitals Board, The
                                            International House Board and the Women's Board of the
                                            University of Chicago. Trustee/Director of each of the
                                            funds in the Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation.
                                            Trustee/Director of each of the funds in the Fund
                                            Complex.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee/Director of each of
                                            the funds in the Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Don G. Powell*............................  Chairman and a Director of VKAC. Chairman and a Director
2800 Post Oak Blvd.                         of the Advisers and the Distributor. Chairman and a
Houston, TX 77056                           Director of ACCESS. Director or officer of certain other
Date of Birth: 10/19/39                     subsidiaries of VKAC. Chairman of the Board of Governors
                                            and the Executive Committee of the Investment Company
                                            Institute. Prior to November 1996, President, Chief
                                            Executive Officer and a Director of VKAC Holding.
                                            Trustee/Director of funds in the Fund Complex advised by
                                            Advisory Corp. and prior to July 1996, President, Chief
                                            Executive Officer and a Trustee of the funds in the Fund
                                            Complex.
Phillip B. Rooney.........................  Vice Chairman and Director of The ServiceMaster Company,
One ServiceMaster Way                       a business and consumer services Company. Director of
Downers Grove, IL 60515                     Illinois Tool Works, Inc., a manufacturing company; the
Date of Birth: 07/08/44                     Urban Shopping Centers Inc., a retail mall management
                                            company; and Stone Container Corp., a paper manufacturing
                                            company. Trustee, University of Notre Dame. Formerly,
                                            President and Chief Executive Officer, Waste Management,
                                            Inc., an environmental services company, and prior to
                                            that President and Chief Operating Officer, Waste
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex.

Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee/Director of each of the
                                            funds in the Fund Complex.

Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, and other open-end and closed-end funds advised
Date of Birth: 08/22/39                     by the Advisers or Van Kampen American Capital
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex, and other open-end and closed-end funds
                                            advised by the Advisers or Van Kampen American Capital
                                            Management, Inc.


---------------

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund. Messrs. DeMartini and Powell are interested persons of the Fund and the Advisers by reason of their position with Morgan Stanley Dean Witter & Co. and its affiliates.

                                    OFFICERS



     Messrs. McDonnell, Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.



                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Dennis J. McDonnell.........  President                     Executive Vice President and a Director of
  Date of Birth: 05/20/42                                   VKAC and VK/AC Holding, Inc. President,
                                                            Chief Operating Officer and a Director of
                                                            the Advisers, Van Kampen American Capital
                                                            Advisors, Inc., and Van Kampen American
                                                            Capital Management, Inc. President and a
                                                            Director of Van Kampen Merritt Equity
                                                            Advisors Corp. Prior to April of 1997, he
                                                            was a Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Prior to September of 1996,
                                                            Mr. McDonnell was Chief Executive Officer
                                                            and Director of MCM Group, Inc., McCarthy,
                                                            Crisanti & Maffei, Inc. and Chairman and
                                                            Director of MCM Asia Pacific Company,
                                                            Limited and MCM (Europe) Limited. Prior to
                                                            November 1996, Executive Vice President and
                                                            a Director of VKAC Holding. Prior to July
                                                            of 1996, Mr. McDonnell was President, Chief
                                                            Operating Officer and Trustee of VSM Inc.
                                                            and VCJ Inc. President of each of the funds
                                                            in the Fund Complex. President, Chairman of
                                                            the Board and Trustee of other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 06/25/56                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Prior to July of 1996, Mr.
                                                            Hegel was a Director of VSM Inc. Prior to
                                                            September of 1996, he was a Director of
                                                            McCarthy, Crisanti & Maffei, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel,
  Date of Birth: 07/29/53                                   Secretary and Director of VKAC and VK/AC
                                                            Holding, Inc. Mr. Nyberg is also Executive
                                                            Vice President, General Counsel and a
                                                            Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Executive Vice President,
                                                            General Counsel, Assistant Secretary and a
                                                            Director of the Advisers and the
                                                            Distributor, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Management, Inc., Van Kampen American
                                                            Capital Exchange Corporation, American
                                                            Capital Contractual Services, Inc. and Van
                                                            Kampen American Capital Trust Company.
                                                            Executive Vice President, General Counsel
                                                            and Assistant Secretary of ACCESS. Director
                                                            or officer of certain other subsidiaries of
                                                            VKAC. Prior to June of 1997, Director of
                                                            ICI Mutual Insurance Co., a provider of
                                                            insurance to members of the Investment
                                                            Company Institute. Prior to April of 1997,
                                                            he was Executive Vice President, General
                                                            Counsel and Director of Van Kampen Merritt
                                                            Equity Advisors Corp. Prior to July of
                                                            1996, Mr. Nyberg was Executive Vice
                                                            President and General Counsel of VSM Inc.
                                                            and Executive Vice President and General
                                                            Counsel of VCJ Inc. Prior to September of
                                                            1996, he was General Counsel of McCarthy,
                                                            Crisanti & Maffei, Inc. Vice President and
                                                            Secretary of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 04/20/42                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Vice President of each of
                                                            the funds in the Fund Complex and certain
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President and Director of
  Date of Birth: 11/10/44                                   VKAC, and VK/AC Holding Inc. Executive Vice
                                                            President of the AC Adviser and the
                                                            Distributor. President and a Director of
                                                            ACCESS. President and Chief Operating
                                                            Officer of Van Kampen American Capital
                                                            Record Keeping Services, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers and
  Date of Birth: 01/11/56     Financial Officer             Van Kampen American Capital Management,
                                                            Inc. Vice President and Chief Financial
                                                            Officer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.

Nicholas Dalmaso............  Assistant Secretary           Associate General Counsel and Assistant
  Date of Birth: 03/01/65                                   Secretary of VKAC. Vice President,
                                                            Associate General Counsel and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            Van Kampen American Capital Advisors, Inc.
                                                            and Van Kampen American Capital Management,
                                                            Inc. Assistant Secretary of each of the
                                                            funds in the Fund Complex and other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Vice President and a Senior Attorney of
  Date of Birth: 11/15/63                                   VKAC. Vice President and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            ACCESS, Van Kampen American Capital
                                                            Management, Inc., American Capital
                                                            Contractual Services, Inc., Van Kampen
                                                            American Capital Exchange Corporation and
                                                            Van Kampen American Capital Advisors, Inc.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC and
                                                            VKAC Holding, Inc. Senior Vice President,
                                                            Deputy General Counsel and Secretary of the
                                                            Advisers, the Distributor, ACCESS American
                                                            Capital Contractual Services, Inc., Van
                                                            Kampen American Capital Management, Inc.,
                                                            Van Kampen American Capital Exchange
                                                            Corporation, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Insurance Agency of Illinois, Inc., VKAC
                                                            System, Inc., Van Kampen American Capital
                                                            Record Keeping Services, Inc. and Van
                                                            Kampen Merritt Equity Advisors Corp. Prior
                                                            to April of 1997, Senior Vice President,
                                                            Deputy General Counsel and Secretary of Van
                                                            Kampen American Capital Services, Inc. and
                                                            Van Kampen Merritt Holdings Corp. Prior to
                                                            September of 1996, Mr. Martin was Deputy
                                                            General Counsel and Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc., and prior to July
                                                            of 1996, he was Senior Vice President,
                                                            Deputy General Counsel and Secretary of VSM
                                                            Inc. and VCJ Inc. Assistant Secretary of
                                                            each of the funds in the Fund Complex and
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers, the Distributor, Van Kampen
                                                            American Capital Management, Inc. and Van
                                                            Kampen American Capital Advisors, Inc.
                                                            Prior to September of 1996, Mr. Wetherell
                                                            was Assistant Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.

Steven M. Hill..............  Assistant Treasurer           Vice President of the Advisers. Assistant
  Date of Birth: 10/16/64                                   Treasurer of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Michael Robert Sullivan.....  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.



     Each trustee/director holds the same position with each of the funds in the Fund Complex. As of the date of this Statement of Additional Information, there are 64 operating funds in the Fund Complex. For purposes of the following compensation and benefits discussion, the Fund Complex is divided into the following three groups: the funds advised by Asset Management (the "AC Funds"), the funds advised by Advisory Corp. excluding funds organized as series of the Morgan Stanley Fund, Inc. (the "VK Funds") and the funds advised by Advisory Corp. organized as series of the Morgan Stanley Fund, Inc. (the "MS Funds"). Each trustee/director who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan Stanley Dean Witter & Co. (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees/directors to defer receipt of their compensation and earn a return on such deferred amounts. Deferring compensation has the economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.



     The trustees recently reviewed and adopted a standardized compensation and benefits program for each fund in the Fund Complex. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes an annual retainer in an amount equal to $50,000 per calendar year, due in four quarterly installments on the first business day of each quarter. Payment of the annual retainer is allocated among the funds in the Fund Complex (except the money market series of the MS Funds) on the basis of the relative net assets of each fund as of the last business day of the preceding calendar quarter. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes a per meeting fee from each fund in the Fund Complex (except the money market series of the MS Funds) in the amount of $200 per quarterly or special meeting attended by the Non-Affiliated Trustee, due on the date of the meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



     For each AC Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the AC Funds includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



     For each VK Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from each VK Fund includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



     For the period from July 2, 1997 up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the MS Funds was based generally on the compensation amounts and methodology used by such funds prior to their joining the current Fund Complex on July 2, 1997. Each trustee/director was elected as a director of the MS Funds on July 2, 1997. Prior to July 2, 1997, the MS Funds were part of another fund complex (the "Prior Complex") and the former directors of the MS Funds were paid an aggregate fee allocated among the funds in the Prior Complex that resulted in individual directors receiving total compensation between approximately $8,000 to $10,000 from the MS Funds during such funds' last fiscal year.



     Under the deferred compensation plan, each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



     Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from such Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such retirement from such Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from such Fund. Each trustee/director has served as a member of the Board of Trustees of the Fund since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.

     Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.



                            1997 COMPENSATION TABLE



                                                                                           FUND COMPLEX
                                                                    ----------------------------------------------------------
                                                                         AGGREGATE            AGGREGATE             TOTAL
                         YEAR FIRST                                     PENSION OR        ESTIMATED MAXIMUM     COMPENSATION
                        APPOINTED OR      AGGREGATE COMPENSATION    RETIREMENT BENEFITS    ANNUAL BENEFITS     BEFORE DEFERRAL
                       ELECTED TO THE    BEFORE DEFERRAL FROM THE   ACCRUED AS PART OF    FROM THE FUND UPON      FROM FUND
       NAME(1)              BOARD                FUND(2)                EXPENSES(3)         RETIREMENT(4)        COMPLEX(5)
       -------         --------------    ------------------------   -------------------   ------------------   ---------------
J. Miles Branagan           1991                  $3,000                  $30,328              $60,000            $111,197
Linda Hutton Heagy          1995                   3,000                    3,141               60,000             111,197
R. Craig Kennedy            1995                   3,000                    2,229               60,000             111,197
Jack E. Nelson              1995                   3,000                   15,820               60,000             104,322
Jerome L. Robinson*         1995                   3,000                   32,020               15,750             107,947
Phillip B. Rooney**         1997                   2,250                        0               60,000              74,697
Dr. Fernando Sisto          1973                   3,000                   60,208               60,000             111,197
Wayne W. Whalen             1995                   3,000                   10,788               60,000             111,197


---------------

 * Mr. Robinson retired from the Board of Trustees on December 31, 1997.



** Mr. Phillip B. Rooney became a member of the Board of Trustees effective
   April 14, 1997 and thus does not have a full fiscal year of information to report.



(1) Messrs. DeMartini, McDonnell and Powell, trustees of the Fund during all or a portion of the Fund's last fiscal year, are not included in the compensation table because they are not eligible for compensation or retirement benefits from the Fund. Mr. McDonnell resigned as a Trustee of the Fund, effective May 31, 1997.



(2) The amounts shown in this column represent the Aggregate Compensation before Deferral with respect to the Fund's fiscal year ended December 31, 1997. The details of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. The details of amounts deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The details of cumulative deferred compensation (including interest) owed to current Trustees. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the sum of the retirement benefits expected to be accrued by the operating investment companies in the Fund Complex for their respective fiscal years ended in 1997. The retirement plan is described above the Compensation Table.



(4) For Mr. Robinson, this is the sum of the actual annual benefits payable by the operating investment companies in the Fund Complex as of the date of their retirement for each year of the 10-year period since such trustee's retirement. For the remaining trustees, this is the sum of the estimated maximum annual benefits payable by the operating investment companies in the Fund Complex for each year of the 10-year period commencing in the year of such trustee's anticipated retirement. The Retirement Plan is described above the Compensation Table. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table D below.



(5) The amounts shown in this column represent the aggregate compensation paid by all operating investment companies in the Fund Complex as of December 31, 1997 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1997. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Mr. Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $268,447 during the calendar year ended December 31, 1997.



     As of April 2, 1998, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.


                                                                         TABLE A

           1997 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES



                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund.........  12/31     $ 3,000    $ 3,000   $3,000    $ 3,000   $ 3,000    $ 2,250   $ 3,000   $ 3,000
 Tax Free High Income Fund............  12/31       3,000      3,000    3,000      3,000     3,000      2,250     3,000     3,000
 California Insured Tax Free Income
   Fund...............................  12/31       3,000      3,000    3,000      3,000     3,000      2,250     3,000     3,000
 Municipal Income Fund*...............  12/31       4,125      4,125    4,125      4,125     4,125      3,250     4,125     4,125
 Intermediate Term Municipal Income
   Fund...............................  12/31       3,000      3,000    3,000      3,000     3,000      2,250     3,000     3,000
 Florida Insured Tax Free Income
   Fund...............................  12/31       3,000      3,000    3,000      3,000     3,000      2,250     3,000     3,000
 New York Tax Free Income Fund........  12/31       1,125      1,125    1,125     1,125'     1,125      1,000     1,125     1,125
   Trust Total........................             20,250     20,250   20,250     20,250    20,250     15,500    20,250    20,250



 *Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which was merged into Municipal Income Fund in November 1997.


                                                                         TABLE B


      1997 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES



                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund........   12/31     $ 3,000    $ 3,000   $1,500    $ 3,000   $ 3,000    $ 1,500   $ 1,500   $ 3,000
 Tax Free High Income Fund...........   12/31       3,000      3,000    1,500      3,000     3,000      1,500     1,500     3,000
 California Insured Tax Free Fund....   12/31       3,000      3,000    1,500      3,000     3,000      1,500     1,500     3,000
 Municipal Income Fund...............   12/31       3,000      3,000    1,500      3,000     3,000      1,500     1,500     3,000
 Intermediate Term Municipal Income
   Fund..............................   12/31       3,000      3,000    1,500      3,000     3,000      1,500     1,500     3,000
 Florida Insured Tax Free Income
   Fund..............................   12/31       3,000      3,000    1,500      3,000     3,000      1,500     1,500     3,000
 New York Tax Free Income Fund.......   12/31       1,125      1,125      563      1,125     1,125        875       563     1,125
 New Jersey Tax Free Income Fund.....   12/31       1,125      1,125      563      1,125     1,125        875       563     1,125
   Trust Total.......................              20,250     20,250   10,126     20,250    20,250     10,750    10,126    20,250


                                                                         TABLE C

        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST
                                AND EACH SERIES


                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund.........  12/31     $ 4,324    $ 6,482   $11,233   $15,086   $14,485    $ 1,513   $ 3,180   $12,966
 Tax Free High Income Fund............  12/31       4,324      6,482   11,233     15,086    14,485      1,513     1,622    12,966
 California Insured Tax Free Fund.....  12/31       4,324      6,482   11,233     15,086    14,485      1,513     1,622    12,966
 Municipal Income Fund*...............  12/31       5,170      7,878   14,033     19,758    18,928      1,765     8,110    17,020
 Intermediate Term Municipal Income
   Fund...............................  12/31       4,324      6,482   11,233     15,086    14,485      1,513     1,622    12,966
 Florida Insured Tax Free Income
   Fund...............................  12/31       4,324      6,482    6,853     10,650    10,391      1,513     1,622     9,946
 New York Tax Free Income Fund........  12/31       1,487      1,181    3,118      4,223     4,049        891       591     3,586
   Trust Total........................             28,277     41,469   68,936     94,975    91,308     10,221    18,369    82,416



 *Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which was merged into Municipal Income Fund in November 1997.

                                                                         TABLE D


          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST

                                                                                         TRUSTEE
                                                        -------------------------------------------------------------------------
FUND NAME                                               BRANAGAN   HEAGY    KENNEDY   NELSON   ROONEY   ROBINSON   SISTO   WHALEN
---------                                               --------   -----    -------   ------   ------   --------   -----   ------
  Insured Tax Free Income Fund.........................   1995      1995     1993      1984     1997      1992     1995     1984
  Tax Free High Income Fund............................   1995      1995     1993      1985     1997      1992     1995     1985
  California Insured Tax Free Income Fund..............   1995      1995     1993      1985     1997      1992     1995     1985
  Municipal Income Fund................................   1995      1995     1993      1990     1997      1992     1995     1990
  Intermediate Term Municipal Income Fund..............   1995      1995     1993      1993     1997      1993     1995     1993
  Florida Insured Tax Free Income Fund.................   1995      1995     1994      1994     1997      1994     1995     1994
  New Jersey Tax Free Income Fund......................   1995      1995     1994      1994     1997      1994     1995     1994
  New York Tax Free Income Fund........................   1995      1995     1994      1994     1997      1994     1995     1994


     As of April 4, 1998, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:



                                                                AMOUNT OF
                                                                OWNERSHIP
                                                                   AT         CLASS OF    PERCENTAGE
                 NAME AND ADDRESS OF HOLDER                   APRIL 4, 1998    SHARES    OF OWNERSHIP
                 --------------------------                   -------------   --------   ------------
MLPF&S for the Sole Benefit of its Customers................    1,258,490        B           7.52%
  ATTN Fund Administration                                        568,771        C          18.08%
  4800 Deer Lake Dr E FL 3
  Jacksonville, FL 32246-6484


                     INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORY AGREEMENT


     The Adviser is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Advisory Service Inc.).


     The Adviser, Van Kampen American Capital Distributors, Inc. (the "Distributor") and ACCESS Investor Services ("ACCESS") are wholly-owned subsidiaries of Van Kampen American Capital, Inc. ("VKAC"), which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



     Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc. an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



     The investment advisory agreement provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as officers of the Fund and trustees of the Trust if duly elected to such positions.


     The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

     The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

     The investment advisory agreement for the Fund will continue in effect from year to year if specifically approved by the trustees of the Trust, of which the Fund is a separate series (or by the Fund's shareholders), and by the disinterested trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days' written notice by either party thereto and will automatically terminate in the event of assignment.

     The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any State in which the Fund's shares are offered for sale. Currently, the most stringent limit in any State would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of any of the Fund.


     For the years ended December 31, 1997, 1996 and 1995, the Fund paid advisory expenses of $4,318,581, $3,953,376 and $3,705,007 respectively.


OTHER AGREEMENTS


     ACCOUNTING SERVICES AGREEMENT. The Fund has entered into an accounting services agreement pursuant to which Asset Management provides accounting services to the Fund. The Fund shares with the other Van Kampen American Capital mutual funds in the cost of providing such services, with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such cost based proportionally on their respective net assets.



     For the years ended December 31, 1997, 1996 and 1995, the Fund paid expenses of approximately $166,000, $39,200 and $33,600 respectively, representing Asset Management's and its affiliates' cost of providing accounting services.


     LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: accurate maintenance of the fund's minute books and records, preparation and oversight of the fund's regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.


     For the years ended December 31, 1997, 1996 and 1995, the Fund paid expenses of approximately $22,700, $27,100 and $40,000 respectively, representing Van Kampen American Capital's cost of providing legal services.


                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


     State Street Bank and Trust Company, 225 West Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.

     The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firms' professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the investment adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the investment adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses.

     If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of research service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of such services.

     In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and (iii) may select firms that are affiliated with the Fund, its investment adviser or its distributor and other principal underwriters.

     If purchases or sales of securities of the Fund and of one or more other investment companies or clients advised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

     While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Trust, of which the Fund is a separate series.

     The Trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commission paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the Trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commission given to brokers that are affiliated with the Fund.


     During the year ended December 31, 1997, the Fund did not pay brokerage commissions on transactions to brokers selected primarily on the basis of research services provided to the Adviser.


     State securities laws may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

                             TAX STATUS OF THE FUND


     The Trust and each of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund will be subject to tax if, among other things, it fails to distribute net capital gains, or if its annual distributions, as a percentage of its income, are less than the distributions required by tax laws.


                                THE DISTRIBUTOR


     The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts. VKAC manages or supervises more than $60 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country. Each of our high yield analysts, based either in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



     From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1997 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.



     Shares of the Fund are offered on a continuous basis through the Distributor. The Distributor is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



     Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management, Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



     Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.



     Total underwriting commissions on the sale of shares of the Fund for the last fiscal periods are shown in the chart below.



                                                                                      AMOUNTS
                                                              TOTAL UNDERWRITING      RETAINED
                                                                 COMMISSIONS       BY DISTRIBUTOR
                                                              ------------------   --------------
Fiscal Year Ended December 31, 1995.........................      $1,947,516          $239,013
Fiscal Year Ended December 31, 1996.........................      $3,152,458          $365,176
Fiscal Year Ended December 31, 1997.........................      $2,853,738          $312,163

                         DISTRIBUTION AND SERVICE PLANS

     The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan sometimes are referred to herein as the "Plans". The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Distribution Plan and the Service Plan are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor of each class of the Fund's shares, sub-agreements between the Distributor and members of the NASD who are acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents and similar agreements between the Fund and financial intermediaries who are acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."

     Under the Distribution and Service Agreement and the Selling Agreements, financial intermediaries that sold shares prior to July 1, 1987, or prior to the beginning of the calendar quarter in which the Selling Agreement between the Fund and such financial intermediary was approved by the Fund's Board of Trustees (an "Implementation Date") are not eligible to receive compensation pursuant to such Distribution and Service Agreement or Selling Agreement. To the extent that there remain outstanding shares of the Fund that were purchased prior to all Implementation Dates, the percentage of the total average daily net asset value of a class of shares that may be utilized pursuant to the Distribution and Service Agreement will be less than the maximum percentage amount permissible with respect to such class of shares under the Distribution and Service Agreement.

     The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


     For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Plans for Class A Shares were $1,570,770 or 0.23% of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to financial intermediaries for servicing Fund shareholders and for administering the Plans. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Plans for Class B Shares were $1,958,687 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $1,483,792 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $474,895 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Plans. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Plans for Class C shares were 255,378 or 1.00% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $153,032 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $102,346 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Plans.

                                 TRANSFER AGENT



     During the fiscal years ended December 31, 1995, 1996 and 1997, ACCESS, transfer agent, shareholder holder service agent and dividend disbursing agent for the Fund, received fees approximately aggregating $486,400, $673,900, and $644,000, respectively for these services. The transfer agency prices are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.


                                 LEGAL COUNSEL

     Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois).

                            PERFORMANCE INFORMATION

CLASS A SHARES


     The average total return, including payment of the maximum sales charge, with respect to the Class A Shares for (i) the one year period ended December 31, 1997 was 3.89%; (ii) the 5 year period ended December 31, 1997 was 6.41%;
(iii) the 10 year period ended December 31, 1997 was 6.38%; and (iv) the approximately 12 year, 6 month period from June 28, 1985 (the commencement of investment operations of the Fund) through December 31, 1997 was 7.65%.



     The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.11%. The tax-equivalent yield for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 7.98%. The Fund's current distribution rate with respect to the Class A Shares for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.62%. The taxable equivalent distribution rate with respect to Class A Shares for the month ending December 31, 1997 was 8.78%.



     The Class A Share's cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 151.53%.



     The Class A Share's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 164.05%.


CLASS B SHARES


     The average annual total return, including payment of the CDSC, with respect to the Class B Shares for (i) the one year period ended December 31, 1997 was 4.23% and (ii) the approximately 4 year, 8 month period from May 1, 1993 (commencement of distribution) through December 31, 1997 was 6.06%.



     The Class B Share's yield for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.57%. The tax-equivalent yield for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 7.14%. The Class B Share's current distribution rate for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.15%. The taxable equivalent distribution rate with respect to Class B Shares for the month ending December 31, 1997 was 8.05%.



     The Class B Share's cumulative non-standardized total return including payment of the CDSC from its inception to the end of the current period was 31.62%.



     The Class B Share's cumulative non-standardized total return excluding payment of the CDSC from its inception to the end of the current period was 33.12%.

CLASS C SHARES


     The average total annual return, including payment of the CDSC, with respect to the Class C Shares for (i) the one year period ended December 31, 1997 was 7.23% and (ii) the approximately 4 year, 5 month period from August 13, 1993 (commencement of distribution) through December 31, 1997 was 5.69%.



     The Class C Share's yield for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.56%. The tax-equivalent yield for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 7.13%. The Class C Share's current distribution rate for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.15%. The taxable equivalent distribution rate with respect to Class C Shares for the month ending December 31, 1997 was 8.05%.



     The Class C Share's cumulative non-standardized total return, including payment of the CDSC from its inception to the end of the current period was 27.52%.



     The Class C Share's cumulative non-standardized total return, excluding payment of the CDSC from its inception to the end of the current period was 27.52%.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of
Van Kampen American Capital Tax Free High Income Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital Tax Free High Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Tax Free High Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Chicago, Illinois
February 4, 1998

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity  Market Value
--------------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  98.1%
          ALABAMA  0.7%
$ 1,000   Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy
          Svcs Co Proj Rfdg...........................................   6.950%   01/01/20  $  1,105,230
  1,500   Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp Ser
          A...........................................................   5.650    11/01/22     1,510,170
  1,000   West Jefferson Cnty, AL Amusement & Pub Park Auth...........   7.500    12/01/08     1,061,400
  3,000   West Jefferson Cnty, AL Amusement & Pub Park Auth...........   8.000    12/01/26     3,163,020
                                                                                            ------------
                                                                                               6,839,820
                                                                                            ------------
          ALASKA  0.2%
  2,250   Seward, AK Rev AK Sealife Cent Proj.........................   7.650    10/01/16     2,408,017
                                                                                            ------------
          ARIZONA  1.1%
  6,250   Chandler, AZ Indl Dev Auth Rev Chandler Finl Cent Proj Ser
          1986 (c) (g)................................................   9.875    12/01/16     5,312,329
  2,605   Maricopa Cnty, AZ Indl Dev Auth Sr Living Fac Rev...........   7.750    04/01/15     2,786,412
  2,700   Maricopa Cnty, AZ Uni Sch Dist No 41 Gilbert Rfdg (FGIC
          Insd).......................................................       *    01/01/08     1,706,697
    825   Pinal Cnty, AZ Sch Dist No 8 Mammoth Ser A..................  11.000    07/01/00       907,434
                                                                                            ------------
                                                                                              10,712,872
                                                                                            ------------
          ARKANSAS  0.2%
  1,945   Arkansas St Dev Fin Auth Single Family Mtg Rev Replacement
          Ser C.......................................................   8.600    02/01/17     1,988,004
                                                                                            ------------
          CALIFORNIA  5.8%
  1,310   California Edl Fac Auth Rev Univ of La Verne................   6.375    04/01/13     1,389,687
  7,800   California St Dept Wtr Resources Cent Valley Proj Rev (MBIA
          Insd).......................................................   4.750    12/01/29     7,359,924
  1,000   Capistrano, CA Uni Sch Dist Cmnty Fac Dist Spl Tax..........   7.100    09/01/21     1,099,520
  1,500   Colton, CA Pub Fin Auth Rev Elec Sys Impts (Prerefunded @
          10/01/03)...................................................   7.500    10/01/20     1,755,090
  5,000   Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev (MBIA
          Insd).......................................................       *    09/01/17     1,802,700
  2,500   Corona, CA Ctfs Partn Vista Hosp Sys Inc Ser C..............   8.375    07/01/11     2,806,900
  2,000   Culver City, CA Redev Fin Auth Rev Tax Alloc Rfdg (AMBAC
          Insd) (b)...................................................   5.500    11/01/14     2,157,860
  3,465   Escondido, CA Jt Pwrs Fin Auth Lease Rev CA Cent for the
          Arts (AMBAC Insd)...........................................       *    09/01/15     1,236,277
  3,480   Escondido, CA Jt Pwrs Fin Auth Lease Rev CA Cent for the
          Arts (AMBAC Insd)...........................................       *    09/01/18     1,011,671
  1,000   Indio, CA Pub Fin Auth Rev Tax Increment....................   6.500    08/15/27     1,029,350
  2,000   Lake Elsinore, CA Pub Fin Auth Local Agy Rev................   7.100    09/01/20     2,143,340
  1,500   Millbrae, CA Residential Fac Rev Magnolia Of Millbrae Proj
          Ser A.......................................................   7.375    09/01/27     1,524,600
  2,495   Palm Desert, CA Fin Auth Tax Alloc Rev (MBIA Insd)..........   5.150    04/01/11     2,569,601
  6,350   Riverside Cnty, CA Air Force Village West Inc Ser A Rfdg....   8.125    06/15/20     6,981,126
  2,000   San Diego Cnty, CA Ctfs Partn (AMBAC Insd)..................   5.500    08/15/10     2,157,480
  1,900   San Diego Cnty, CA Ctfs Partn (AMBAC Insd)..................   5.500    08/15/11     2,034,729
  7,625   San Francisco, CA City & Cnty Redev Agy Lease Rev Gains
          (Crossover Rfdg @ 07/01/04).................................  0/8.500   07/01/14     6,499,398
  3,300   San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc
          Rev.........................................................   5.250    08/01/21     3,255,912
  1,000   San Luis Obispo, CA Ctfs Partn Vista Hosp Sys Inc...........   8.375    07/01/29     1,100,990
  3,000   Santa Ana, CA Cmnty Redev Agy Tax Alloc Ser B Rfdg..........   7.500    09/01/16     3,182,910
  3,000   Westminster, CA Redev Agy Tax Alloc Rev Commercial Redev
          Proj No 1...................................................   6.200    08/01/23     3,300,300
                                                                                            ------------
                                                                                              56,399,365
                                                                                            ------------
          COLORADO  8.0%
 11,920   Arapahoe Cnty, CO Cap Impt Trust Fund Hwy...................       *    08/31/10     6,070,856
 19,000   Arapahoe Cnty, CO Cap Impt Trust Fund Hwy Rev E-470 Proj Ser
          C (Prerefunded @ 08/31/05)..................................       *    08/31/26     2,825,490
     66   Arapahoe Cnty, CO Centennial Downs Metro Dist Cash Payment
          Deficiency Bond (g).........................................   8.090    12/01/34        63,044
    378   Arapahoe Cnty, CO Centennial Downs Metro Dist Interest
          Certificate (e) (g).........................................   6.000    12/01/34       358,843
    650   Arapahoe Cnty, CO Centennial Downs Metro Dist Ltd Tax Bond
          Ser 1993 Rfdg (g)...........................................   8.090    12/01/34       617,869
  1,000   Bowles Metro Dist CO GO.....................................   7.750    12/01/15     1,059,650
  2,000   Colorado Hlth Fac Auth Rev Baptist Home Assn Ser A..........   6.375    08/15/24     2,087,480
  1,590   Colorado Hlth Fac Auth Rev Christian Living Campus Proj.....   6.850    01/01/15     1,654,300
  1,060   Colorado Hlth Fac Auth Rev Christian Living Campus Proj.....   7.050    01/01/19     1,123,791
  6,200   Colorado Hlth Fac Auth Rev Christian Living Campus Proj.....   9.000    01/01/25     7,295,850

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity  Market Value
--------------------------------------------------------------------------------------------------------
          COLORADO (CONTINUED)
$ 6,310   Colorado Hlth Fac Auth Rev Christian Living Campus Proj
          (Prerefunded @ 01/01/99)....................................  10.500%   01/01/19  $  6,902,509
    460   Colorado Hsg Fin Auth Single Family Residential Rev Ser C
          Rfdg........................................................   8.750    09/01/17       470,911
  1,000   Denver, CO City & Cnty Arpt Rev Ser A (b)...................   6.900    11/15/98     1,025,280
  1,175   Denver, CO City & Cnty Arpt Rev Ser A.......................   8.400    11/15/98     1,219,509
  2,205   Denver, CO City & Cnty Arpt Rev Ser A.......................   8.875    11/15/12     2,570,942
  9,135   Denver, CO City & Cnty Arpt Rev Ser A.......................   8.500    11/15/23    10,263,995
    865   Denver, CO City & Cnty Arpt Rev Ser A (Prerefunded @
          11/15/00)...................................................   8.500    11/15/23       983,046
    795   Denver, CO City & Cnty Arpt Rev Ser A (Prerefunded @
          11/15/01)...................................................   8.875    11/15/12       942,067
  2,500   Denver, CO City & Cnty Arpt Rev Ser D.......................   7.750    11/15/13     3,173,525
    820   East River Regl Santn Dist CO Var Rfdg (Var Rate Cpn) (g)...   5.000    12/01/08       586,792
  5,715   Greeley, CO Multi-Family Rev Hsg Mtg Creek Stone (FHA
          Guaranteed).................................................   6.050    07/01/37     5,867,419
  2,816   Gunnison Cnty, CO Indl Rev Bond Crested Butte Mtn Resort
          Inc.........................................................   9.250    10/01/07     2,902,395
  4,163   Himalaya Wtr & Santn Dist Adams Cnty, CO Genl Oblig Ltd Tax
          Bond Ser 1995 (d) (g).......................................   9.500    12/01/24     2,886,343
  2,000   Northern Metro Dist CO Adams Cnty Rfdg......................   6.500    12/01/16     2,036,900
  4,605   Skyland Metro Dist CO Gunnison Cnty Rfdg (Var Rate Cpn)
          (g).........................................................   5.000    12/01/08     3,295,052
 13,868   Tower Metro Dist Adams Cnty, CO Genl Oblig Ltd Tax Bond Ser
          1995 (d) (g)................................................   9.500    12/01/24     9,615,555
                                                                                            ------------
                                                                                              77,899,413
                                                                                            ------------
          CONNECTICUT  2.1%
  3,740   Connecticut St Hlth & Edl Fac Auth Rev Nursing Home Pgm
          AHF/Windsor Proj (b)........................................   7.125    11/01/24     4,299,990
  3,000   Mashantucket Western Pequot Tribe CT Spl Rev Ser A
          (Prerefunded @ 09/01/07)....................................   6.400    09/01/11     3,456,480
  9,000   Mashantucket Western Pequot Tribe CT Spl Rev Ser B, 144A
          (f).........................................................   5.750    09/01/27     9,211,320
  3,000   Mashantucket Western Pequot Tribe CT Spl Rev Ser B, 144A
          (f).........................................................   6.400    09/01/11     3,350,460
                                                                                            ------------
                                                                                              20,318,250
                                                                                            ------------
          DISTRICT OF COLUMBIA  0.4%
  1,700   District of Columbia Ser A1 Rfdg (MBIA Insd)................   6.500    06/01/10     1,975,706
  2,000   District of Columbia Ser E (FSA Insd).......................   6.000    06/01/11     2,152,680
                                                                                            ------------
                                                                                               4,128,386
                                                                                            ------------
          FLORIDA  7.0%
  2,700   Brevard Cnty, FL Sch Brd Ctfs Ser A (AMBAC Insd) (b)........   5.100    07/01/07     2,854,062
 28,000   Dade Cnty, FL Gtd Entitlement Rev Cap Apprec Ser A Rfdg
          (MBIA Insd) (b).............................................       *    02/01/18     9,145,080
  4,955   Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Cent (g)....  10.250    07/01/11     4,707,250
  2,085   Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Cent Ser A
          (g).........................................................  10.250    07/01/11     1,980,750
  1,135   Fishhawk Cmnty, FL Dev Dist Spl Assmt Rev...................   7.625    05/01/18     1,216,607
  9,315   Florida St Muni Pwr Agy Rev (AMBAC Insd)....................   4.500    10/01/27     8,423,834
  1,300   Heritage Harbor Cmnty Dev Dist Recreational.................   7.750    05/01/19     1,283,126
  1,000   Heritage Harbor Cmnty Dev Spl Assmt Ser A...................   6.700    05/01/19       988,700
  1,000   Lake Saint Charles, FL Cmnty Dev Dist Spl Assmt Rev.........   7.875    05/01/17     1,064,930
  5,500   Miramar, FL Wastewater Impt Assmt Rev (FGIC Insd) (b).......   6.750    10/01/25     6,219,455
  3,760   Monroe Cnty, FL Indl Dev Auth First Mtg Med Fac Rev Kennedy
          Dr Invt Ltd Proj Rfdg (g)...................................  11.000    11/01/12     3,758,646
  1,250   North Springs, FL Impt Dist Spl Assessment Rev..............   6.250    05/01/05     1,268,937
  1,500   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran
          Twr.........................................................   8.750    07/01/26     1,763,400
  1,300   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran
          Twr Rfdg....................................................   8.625    07/01/20     1,515,839
  2,395   Pinellas Cnty, FL Edl Fac Auth Rev College Harbor Proj Ser
          A...........................................................   8.250    12/01/21     2,532,880
  6,000   Sarasota Cnty, FL Hlth Fac Auth Hlth Fac Sunnyside Prty.....   6.700    07/01/25     6,292,740
 16,065   Sun N Lake of Sebring, FL Impt Dist Spl Assmt Ser A (d)
          (g).........................................................  10.000    12/15/11     8,032,500
    900   Tampa Palms, FL Open Space & Transn Cmnty Dev Dist Rev Cap
          Impt Area 7 Proj............................................   8.500    05/01/17       992,556
  1,930   Volusia Cnty, FL Indl Dev Auth Bishops Glen Proj Rfdg.......   7.500    11/01/16     2,082,856
  2,000   Volusia Cnty, FL Indl Dev Auth Bishops Glen Proj Rfdg.......   7.625    11/01/26     2,169,060
                                                                                            ------------
                                                                                              68,293,208
                                                                                            ------------

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity  Market Value
--------------------------------------------------------------------------------------------------------
          GEORGIA  2.1%
$19,000   Class A Ctfs relating to Atlanta, GA Urban Residential Fin
          Auth Multi-Family Hsg Renaissance on Peachtree Apts Proj Ser
          85 (g)......................................................   8.500%   04/01/26  $ 20,009,660
                                                                                            ------------
          IDAHO  1.4%
  8,000   Idaho Hlth Fac Auth Rev IHC Hosp Inc Rfdg (Inverse Fltg)....   8.200    02/15/21     9,607,200
  4,300   Owyhee Cnty, ID Indl Dev Corp Indl Dev Rev Envirosafe
          Services of ID Inc..........................................   8.250    11/01/02     4,509,926
                                                                                            ------------
                                                                                              14,117,126
                                                                                            ------------
          ILLINOIS  10.0%
    975   Alton, IL Hosp Fac Rev Saint Anthony's Hlth Cent Proj
          (Prerefunded @ 09/01/99)....................................   8.375    09/01/14     1,057,056
  1,850   Bridgeview, IL Tax Increment Rev Rfdg.......................   9.000    01/01/11     2,146,888
  3,375   Chicago, IL O'Hare International Arpt Spl Fac Rev...........   6.450    05/01/18     3,582,427
  3,000   Chicago, IL O'Hare Intl Arpt Spl Fac Rev American Airls Inc
          Proj Ser A (b)..............................................   7.875    11/01/25     3,306,030
 23,975   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airls Inc
          Proj Ser 84A (b)............................................   8.850    05/01/18    26,909,300
  2,680   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airls Inc
          Ser B.......................................................   8.950    05/01/18     3,049,438
  3,875   Chicago, IL Rev Chatham Ridge Tax Increment.................  10.250    01/01/07     4,008,687
  1,000   Chicago, IL Tax Increment...................................   7.250    01/01/14     1,074,580
  2,000   Huntley, IL Increment Alloc Rev Huntley Redev Proj Ser A....   8.500    12/01/15     2,228,880
  1,405   Illinois Dev Fin Auth Rev Cmnty Fac Clinic Altgeld Proj.....   8.000    11/15/16     1,560,548
  7,200   Illinois Dev Fin Auth Rev Mercy Hsg Corp Proj Rfdg..........   7.000    08/01/24     7,953,192
  4,000   Illinois DuPage Cnty Forest Preserve Dist...................   5.000    10/01/17     3,965,000
  1,000   Illinois Edl Fac Auth Rev Peace Mem Ministries Proj.........   7.500    08/15/26     1,070,200
  3,730   Illinois Edl Fac Auth Rev Trinity Med Cent (FSA Insd).......   6.000    07/01/28     4,019,187
  3,000   Illinois Hlth Fac Auth Rev Fairview Oblig Group Ser A
          Rfdg........................................................   7.400    08/15/23     3,326,010
  4,550   Illinois Hlth Fac Auth Rev Glenoaks Med Cent Ser D..........   9.500    11/15/15     5,384,834
  1,000   Illinois Hlth Fac Auth Rev Lifelink Corp Oblig Group Ser
          B...........................................................   8.000    02/15/25     1,092,060
  4,905   Illinois Hlth Fac Auth Rev Midwest Physician Group Ltd
          Proj........................................................   8.100    11/15/14     5,654,043
  1,250   Mill Creek Wtr Reclamation Dist IL Sewage Rev...............   8.000    03/01/10     1,408,300
    750   Mill Creek Wtr Reclamation Dist IL Wtrwks Rev...............   8.000    03/01/10       844,980
  1,500   Palatine, IL Tax Increment Rev Rand/Dundee Cent Proj........   7.750    01/01/17     1,573,755
  1,800   Peoria, IL Spl Tax Weaver Ridge Spl Svc Area................   8.050    02/01/17     1,963,656
  2,095   Regional Tran Auth IL Ser B (AMBAC Insd)....................   8.000    06/01/17     2,855,904
  7,000   Robbins, IL Res Recovery Rev................................   8.375    10/15/16     7,306,390
                                                                                            ------------
                                                                                              97,341,345
                                                                                            ------------
          INDIANA  0.6%
    825   Crawfordsville, IN Redev Comm Redev Dist Tax Increment
          Rev.........................................................   7.000    02/01/12       842,135
  2,000   East Chicago, IN Exempt Fac Inland Steel Co Proj No 14......   6.700    11/01/12     2,249,720
  3,190   Kokomo, IN School Bldg Corp First Mtg (AMBAC Insd)..........   4.125    07/15/17     2,781,201
                                                                                            ------------
                                                                                               5,873,056
                                                                                            ------------
          KANSAS  0.2%
  1,865   Kansas City, KS Crawford Cnty Leavenworth Single Family Mtg
          Rev (AMBAC Insd)............................................       *    04/01/16       270,929
  1,000   Lawrence, KS Commercial Dev Rev Holiday Inn Sr Ser A........   8.000    07/01/16     1,086,520
  1,000   Manhattan, KS Commercial Dev Rev Holiday Inn Sr Ser A
          Rfdg........................................................   8.000    07/01/16     1,072,900
                                                                                            ------------
                                                                                               2,430,349
                                                                                            ------------
          KENTUCKY  0.3%
  2,700   Jefferson Cnty, KY Hosp Rev Alliant Hlth Sys Proj (Inverse
          Fltg) (MBIA Insd)...........................................   8.607    10/09/08     3,226,500
                                                                                            ------------
          LOUISIANA  0.2%
  1,910   Louisiana Pub Fac Auth Rev Student Ln Subser A3.............   7.000    09/01/06     2,047,807
                                                                                            ------------
          MAINE  0.1%
  1,250   Maine Hlth & Higher Edl Fac Auth Rev Ser B (FSA Insd) (b)...   7.000    07/01/24     1,435,513
                                                                                            ------------
          MARYLAND  0.7%
  1,440   Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev
          Multi-Family Hsg Rev Ser A Rfdg.............................   8.300    05/15/17     1,473,926

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity  Market Value
--------------------------------------------------------------------------------------------------------
          MARYLAND (CONTINUED)
$ 1,725   Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev Rev Single
          Family Pgm Seventh Ser......................................   7.300%   04/01/25  $  1,857,515
  3,000   Prince Georges Cnty, MD Spl Oblig Spl Assmt Woodview Ser
          A...........................................................   8.000    07/01/26     3,202,740
                                                                                            ------------
                                                                                               6,534,181
                                                                                            ------------
          MASSACHUSETTS  5.9%
 13,770   Canton, MA Hsg Auth Multi-Family Hsg Mtg Rev Canton
          Arboretum Apts (g)..........................................   6.500    09/01/19    13,494,600
  5,000   Massachusetts St Hlth & Edl Fac Auth Rev New England Med
          Cent Hosp Ser G (Embedded Swap) (MBIA Insd).................   3.100    07/01/13     4,769,350
  1,670   Massachusetts St Hlth & Edl Fac Auth Rev Saint Anne's Hosp
          Ser A.......................................................   9.375    07/01/14     1,675,795
  2,200   Massachusetts St Hsg Fin Agy Hsg Rev Insd Rental Ser A Rfdg
          (AMBAC Insd)................................................   6.650    07/01/19     2,343,374
    640   Massachusetts St Hsg Fin Agy Hsg Rev Ser A..................   9.000    12/01/18       656,102
  4,000   Massachusetts St Indl Fin Agy Rev Cent For Autism...........   9.500    11/01/17     4,400,600
    575   Massachusetts St Indl Fin Agy Rev Dimmock Cmnty Hlth Cent...   8.000    12/01/06       644,201
  1,085   Massachusetts St Indl Fin Agy Rev Dimmock Cmnty Hlth Cent...   8.375    12/01/13     1,251,483
    675   Massachusetts St Indl Fin Agy Rev Dimmock Cmnty Hlth Cent...   8.500    12/01/20       784,316
  6,700   Massachusetts St Indl Fin Agy Rev Swr Fac Res Ctl Composting
          (g).........................................................   9.250    08/01/10     7,086,992
    700   Massachusetts St Indl Fin Agy Solid Waste Disp Rev Res Recov
          Sys.........................................................   9.200    12/01/99       709,583
 15,000   Massachusetts St Tpk Auth Ser A (MBIA Insd).................   5.000    01/01/37    14,549,700
  5,000   Massachusetts St Wtr Resources Auth Genl Ser D Rfdg (MBIA
          Insd).......................................................   5.000    08/01/24     4,891,850
                                                                                            ------------
                                                                                              57,257,946
                                                                                            ------------
          MICHIGAN  3.0%
  2,000   Battle Creek, MI Downtown Dev Auth Tax Increment Rev........   7.600    05/01/16     2,383,300
  1,000   Detroit, MI Local Dev Fin Auth Ser C........................   6.850    05/01/21     1,027,080
  5,000   Detroit, MI Wtr Supply Sys Rev Sr Lien Ser A (MBIA Insd)....   5.000    07/01/21     4,898,450
  7,000   Detroit, MI Wtr Supply Sys Rev Rfdg (FGIC Insd).............   5.000    07/01/23     6,784,260
  2,390   Meridian, MI Econ Dev Corp Ltd Oblig Rev First Mtg Burcham
          Hills Ser A.................................................   7.500    07/01/13     2,596,520
  3,430   Meridian, MI Econ Dev Corp Ltd Oblig Rev First Mtg Burcham
          Hills Ser A.................................................   7.750    07/01/19     3,770,119
 12,500   Michigan St Strategic Fd Ltd Oblig Rev Great Lakes Pulp &
          Fibre Proj (d) (g)..........................................  10.250    12/01/16     6,937,500
    680   Saint Clair Cnty, MI Econ Dev Corp Kmart Proj...............   9.500    02/01/06       681,761
                                                                                            ------------
                                                                                              29,078,990
                                                                                            ------------
          MINNESOTA  2.0%
  5,490   Eden Prairie, MN Multi-Family Hsg Rev Sterling Ponds Proj
          Ser A (g)...................................................  10.000    01/15/20     5,490,000
    495   Eden Prairie, MN Multi-Family Hsg Rev Sterling Ponds Proj
          Ser B Cap Apprec (g)........................................       *    01/15/20       777,051
    860   Little Canada, MN Fac Rev Hsg Alt Dev Co Proj Ser A.........   6.100    12/01/17       863,122
  1,450   Little Canada, MN Fac Rev Hsg Alt Dev Co Proj Ser A.........   6.250    12/01/27     1,455,220
  1,750   Minnesota St Hsg Fin Agy Single Family Mtg Ser D............   8.800    07/01/16     1,804,058
  9,750   Southern MN Muni Pwr Agy Pwr Supply Sys Rev Ser A Rfdg (MBIA
          Insd).......................................................   4.750    01/01/16     9,462,862
                                                                                            ------------
                                                                                              19,852,313
                                                                                            ------------
          MISSISSIPPI  0.1%
  1,000   Claiborne Cnty, MS Pollutn Ctl Rev Sys Energy Res Inc
          Rfdg........................................................   7.300    05/01/25     1,060,340
                                                                                            ------------
          MISSOURI  1.3%
    615   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry
          Proj........................................................   7.250    04/01/07       619,139
  3,095   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry
          Proj........................................................   7.625    04/01/17     3,135,235
    675   Ferguson, MO Tax Increment Rev Crossings at Halls Ferry
          Proj........................................................   7.625    04/01/18       683,775
    955   Jefferson Cnty, MO Indl Dev Auth Indl Rev Cedars Hlthcare
          Cent Proj Ser A Rfdg........................................   8.250    12/01/15     1,042,488
  4,695   Missouri St Hlth & Edl Fac Auth Hlth Fac Rev Skaggs Cmnty
          Hosp Rfdg (b)...............................................   9.500    05/15/13     4,849,794
  1,000   Sikeston, MO Elec Rev Rfdg (MBIA Insd)......................   6.000    06/01/15     1,127,830
  1,000   West Plains, MO Indl Dev Auth Hosp Rev Ozark Med Cent.......   5.600    11/15/17     1,003,370
                                                                                            ------------
                                                                                              12,461,631
                                                                                            ------------
          MONTANA  0.4%
  4,000   Montana St Brd Invt Res Recovery Rev Yellowstone Energy L P
          Proj........................................................   7.000    12/31/19     3,976,480
                                                                                            ------------

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity  Market Value
--------------------------------------------------------------------------------------------------------
          NEBRASKA  0.5%
$ 2,200   Nebraska Invt Fin Auth Single Family Mtg Rev (Inverse Fltg)
          (GNMA Collateralized).......................................   9.712%   10/17/23  $  2,466,750
  2,400   Nebraska Invt Fin Auth Single Family Mtg Rev (Inverse Fltg)
          (GNMA Collateralized).......................................  11.287    09/10/30     2,709,000
                                                                                            ------------
                                                                                               5,175,750
                                                                                            ------------
          NEVADA  0.2%
  1,945   Reno, NV Redev Agy Tax Alloc Downtown Redev Proj Ser E
          Rfdg........................................................   5.600    09/01/09     1,967,776
                                                                                            ------------
          NEW HAMPSHIRE  1.5%
  2,000   New Hampshire Higher Edl & Hlth Fac Auth Rev
          Havenwood-Heritage Heights..................................   7.350    01/01/18     2,143,340
  2,000   New Hampshire Higher Edl & Hlth Fac Auth Rev
          Havenwood-Heritage Heights..................................   7.450    01/01/25     2,157,960
  4,000   New Hampshire Higher Edl & Hlth Fac Auth Rev Hosp Catholic
          Med Cent Rfdg (b)...........................................   8.250    07/01/13     4,242,520
  3,435   New Hampshire Higher Edl & Hlth Fac Auth Rev Vly Regl
          Hosp........................................................   7.350    04/01/23     3,456,778
  2,000   New Hampshire St Business Fin Auth Pollutn Ctl & Solid Waste
          Disposal Rev................................................   7.750    01/01/22     2,290,700
                                                                                            ------------
                                                                                              14,291,298
                                                                                            ------------
          NEW JERSEY  2.3%
  2,240   Camden Cnty, NJ Impt Auth Lease Rev Dockside Refrigerated...   8.400    04/01/24     2,535,165
  5,500   New Jersey Bldg Auth Str Bldg...............................   5.000    06/15/18     5,437,410
  6,420   New Jersey Econ Dev Auth Rev First Mtg Gross Rev Oakridge
          Manor Proj Rfdg.............................................   9.500    11/01/14     6,650,542
  1,000   New Jersey Econ Dev Auth Rev First Mtg Winchester Gardens
          Ser A.......................................................   8.500    11/01/16     1,073,110
  1,500   New Jersey Econ Dev Auth Rev First Mtg Winchester Gardens
          Ser A.......................................................   8.625    11/01/25     1,619,805
  3,000   New Jersey Econ Dev Auth Rev Sr Mtg Arbor Glen Proj Ser A...   8.750    05/15/26     3,497,190
  1,275   New Jersey St Edl Fac Auth Rev Felician College of Lodi Ser
          D...........................................................   7.375    11/01/22     1,286,322
                                                                                            ------------
                                                                                              22,099,544
                                                                                            ------------
          NEW MEXICO  1.2%
  2,250   Albuquerque, NM Retirement Fac Rev La Vida Liena Proj Ser A
          Rfdg........................................................   8.850    02/01/23     2,397,915
  5,835   Albuquerque, NM Retirement Fac Rev OGL Retirement Fac Rfdg
          (c) (g).....................................................  10.000    10/01/13     4,261,884
  1,000   Bernalillo Cnty, NM Multi-Family Rev Hsg Topke
          Commons/Arbors Proj Ser D...................................   7.700    04/01/27     1,029,390
  3,600   Farmington, NM Pollutn Ctl Rev Pub Svc Co San Juan Proj D
          Rfdg........................................................   6.375    04/01/22     3,908,520
                                                                                            ------------
                                                                                              11,597,709
                                                                                            ------------
          NEW YORK  6.9%
  1,195   Clifton Springs, NY Hosp & Clinic Ser B Rfdg & Impt.........   7.000    01/01/05     1,251,392
  1,500   Islip, NY Cmnty Dev Agy Cmnty Dev Rev NY Institute of
          Technology Rfdg.............................................   7.500    03/01/26     1,663,995
  1,500   New York City Indl Dev Agy Rev Visy Paper Inc Proj..........   7.950    01/01/28     1,732,710
  2,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A
          Rfdg........................................................   5.125    06/15/21     1,974,420
  5,000   New York City Ser A (b).....................................   7.000    08/01/07     5,804,550
  3,000   New York City Ser D Rfdg (b)................................   8.000    02/01/05     3,584,460
 10,330   New York City SubSer A1 (Embedded Swap).....................   5.195    08/01/12    10,629,363
  4,250   New York City Tran Auth Tran Fac Livingston Plaza Proj Rfdg
          (FSA Insd)..................................................   5.400    01/01/18     4,496,628
  5,000   New York St Dorm Auth Rev City Univ Ser F...................   5.500    07/01/12     5,104,600
  5,000   New York St Dorm Auth Rev City Univ Ser F...................   5.000    07/01/20     4,766,350
  3,000   New York St Energy Resh & Dev Auth Gas Fac Rev (MBIA
          Insd).......................................................   7.031    07/08/26     3,093,750
  2,500   New York St Energy Resh & Dev Auth Gas Fac Rev (Inverse
          Fltg).......................................................   8.553    04/01/20     3,087,500
    225   New York St Energy Resh & Dev Auth St Svc Contract Rev
          Western NY Nuclear Svc Cent Ser B...........................   5.500    04/01/00       231,689
  1,000   New York St Energy Resh & Dev Auth St Svc Contract Rev
          Western NY Nuclear Svc Cent Ser B...........................   5.500    04/01/01     1,038,120
    750   New York St Energy Resh & Dev Auth St Svc Contract Rev
          Western NY Nuclear Svc Cent Ser B...........................   5.250    04/01/02       774,705
  1,750   New York St Med Care Fac Fin Agy Rev Mental Hlth Svcs Rfdg
          (MBIA Insd).................................................   5.250    02/15/19     1,747,673
  1,500   New York St Thruway Auth Hwy & Brdg Tr Fund Ser A...........   6.000    04/01/14     1,613,310
  3,000   New York, NY City Indl Dev Agy Civic Fac Rev USTA Natl
          Tennis Cent Proj (FSA Insd) (b).............................   6.250    11/15/06     3,363,720
  1,500   New York, NY City Indl Dev Agy Civic Fac Rev USTA Natl
          Tennis Cent Proj (FSA Insd).................................   6.375    11/15/07     1,697,640
  2,000   New York, NY City Indl Dev Agy Civic Fac Rev USTA Natl
          Tennis Cent Proj (FSA Insd).................................   6.500    11/15/09     2,269,900
  7,775   Triborough Bridge & Tunnel Auth NY Rev Ser 1994A............   4.750    01/01/19     7,350,096
                                                                                            ------------
                                                                                              67,276,571
                                                                                            ------------

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity  Market Value
--------------------------------------------------------------------------------------------------------
          NORTH CAROLINA  0.8%
$ 7,855   Eastern Band Cherokee Indians NC Spl Oblig Rev Carolina
          Mirror Co Proj (g)..........................................  10.250%   09/01/09  $  7,855,000
                                                                                            ------------
          NORTH DAKOTA  0.2%
  1,000   Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj.............   6.250    12/01/34     1,005,070
  1,000   Grand Forks, ND Sr Hsg Rev Spl Term 4000 Vly Square Proj....   6.375    12/01/34     1,005,400
                                                                                            ------------
                                                                                               2,010,470
                                                                                            ------------
          OHIO  2.5%
  1,500   Cuyahoga Cnty, OH Multi-Family Rev Hsg Park Lane Apts Proj
          Ser A.......................................................   8.250    07/01/28     1,550,250
  2,000   East Liverpool, OH Hosp Rev East Liverpool City Hosp Ser
          A...........................................................   8.125    10/01/11     2,208,520
  6,850   Ohio Hsg Fin Agy Single Family Mtg Rev Ser B (Inverse Fltg)
          (GNMA Collateralized).......................................   9.517    03/31/31     7,706,250
  1,500   Ohio St Solid Waste Rev CSC Ltd Proj........................   8.500    08/01/22     1,588,365
  3,700   Ohio St Solid Waste Rev Republic Engineered Steels Proj.....   8.250    10/01/14     3,772,742
  1,000   Ohio St Solid Waste Rev Republic Engineered Steels Proj.....   9.000    06/01/21     1,054,980
  4,490   Reynoldsburg, OH Hlth Care Fac Rev Wesley Ridge Proj (GNMA
          Collateralized).............................................   6.150    10/20/38     4,806,141
  1,500   Sandusky Cnty, OH Hosp Fac Rev Mem Hosp Proj Rfdg...........   7.750    12/01/09     1,502,250
                                                                                            ------------
                                                                                              24,189,498
                                                                                            ------------
          OKLAHOMA  0.6%
  1,000   Oklahoma Cnty, OK Fin Auth Epworth Villa Proj Ser A Rfdg....   7.000    04/01/25     1,037,710
  4,000   Tulsa, OK Indl Auth Hosp Rev Tulsa Regional Med Cent
          (Prerefunded @ 06/01/03) (b)................................   7.200    06/01/17     4,623,840
                                                                                            ------------
                                                                                               5,661,550
                                                                                            ------------
          PENNSYLVANIA  7.2%
  5,255   Allegheny Cnty, PA Indl Dev Auth Rev Rfdg Environmental Impt
          USX Proj....................................................   6.100    01/15/18     5,587,011
  6,000   Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev Collateral
          Toledo Edison Co Proj Ser A Rfdg............................   7.750    05/01/20     7,000,920
  1,000   Berks Cnty, PA Muni Auth Rev Phoebe Berks Village Inc Proj
          Rfdg........................................................   7.700    05/15/22     1,115,680
  4,000   Cambria Cnty, PA Indl Dev Auth Pollutn Ctl Rev Bethlehem
          Steel Corp Proj Rfdg........................................   7.500    09/01/15     4,461,560
  1,725   Clarion Cnty, PA Hosp Auth Hosp Rev Clarion Hosp Proj.......   8.500    07/01/13     1,977,678
  2,000   Cumberland Cnty, PA Auth Rev First Mtg Carlisle Hosp & Hlth
          Rfdg........................................................   6.800    11/15/14     2,184,140
  1,500   Delaware Cnty, PA Auth First Mtg Rev Riddle Vlg Proj........   7.000    06/01/21     1,572,660
  2,405   Harrisburg, PA Cap Apprec Notes Ser F Rfdg (AMBAC Insd).....       *    03/15/16       947,907
  2,500   Harrisburg, PA Auth Wtr Rev (Inverse Fltg) (FGIC Insd)......   7.520    06/18/15     2,818,750
  2,000   McKean Cnty, PA Hosp Auth Hosp Rev Bradford Hosp Proj
          (Crossover Rfdg @ 10/01/00).................................   8.875    10/01/20     2,268,620
  3,695   Montgomery Cnty, PA Higher Edl & Hlth Auth Nursing Home Rev
          Delco Sys Svcs Proj A.......................................   9.875    11/01/18     3,866,743
  8,100   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
          Meadowood Corp Proj Ser A (Prerefunded @ 12/01/00)..........  10.000    12/01/19     9,512,640
    500   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
          Meadowood Corp Rfdg.........................................   7.000    12/01/10       527,710
  2,500   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
          Meadowood Corp Rfdg.........................................   7.250    12/01/15     2,657,825
  6,000   Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The
          Meadowood Corp Rfdg.........................................   7.400    12/01/20     6,412,320
  1,000   Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth Academy....   7.750    09/01/24     1,106,950
  3,000   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev MacMillan Ltd
          Partnership Proj............................................   7.600    12/01/20     3,553,890
  3,000   Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj
          Ser D.......................................................   7.050    12/01/10     3,322,950
  5,000   Philadelphia, PA Auth for Indl Dev Rev Long-Term Care
          Maplewood...................................................   8.000    01/01/24     5,513,950
  1,500   Scranton Lackawanna, PA Hlth & Welfare Auth Rev Rfdg........   7.250    01/15/17     1,602,225
  2,000   Scranton Lackawanna, PA Hlth & Welfare Auth Rev Rfdg........   7.350    01/15/22     2,151,980
                                                                                            ------------
                                                                                              70,164,109
                                                                                            ------------
          RHODE ISLAND  0.2%
  2,000   Providence, RI Redev Agy Ctfs Partn Ser A...................   8.000    09/01/24     2,206,880
                                                                                            ------------

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity  Market Value
--------------------------------------------------------------------------------------------------------
          SOUTH CAROLINA  0.4%
$   115   Charleston Cnty, SC Ctfs Partn Ser B (MBIA Insd) (b)........   7.000%   06/01/19  $    130,863
  2,385   Charleston Cnty, SC Ctfs Partn Ser B (Prerefunded @
          06/01/04) (MBIA Insd).......................................   7.000    06/01/19     2,784,964
  1,000   Oconee Cnty, SC Indl Rev Bond Johnson Ctl Inc Ser 84 (Var
          Rate Cpn)...................................................   6.250    06/15/04     1,000,000
                                                                                            ------------
                                                                                               3,915,827
                                                                                            ------------
          TENNESSEE  2.7%
  3,000   SCA Tax Exempt Trust Multi-Family Mtg Memphis Hlth Edl Rev
          Bond Receipt Ser A6 (FSA Insd)..............................   7.350    01/01/30     3,317,010
  4,550   Shelby Cnty, TN Hlth Edl & Hsg Fac Brd Rev ICF/MR Open Arms
          Dev Cent Ser A..............................................   9.750    08/01/19     4,882,696
  4,610   Shelby Cnty, TN Hlth Edl & Hsg Fac Brd Rev ICF/MR Open Arms
          Dev Cent Ser C..............................................   9.750    08/01/19     4,947,083
  2,000   Springfield, TN Hlth & Edl Fac Brd Hosp Rev Jesse Holman
          Jones Hosp Proj.............................................   8.250    04/01/12     2,302,400
  6,005   Sullivan Cnty, TN Hlth Edl & Hsg Fac Brd Rev First Mtg
          RHA/Sullivan Inc Fac Rev....................................   9.750    09/01/19     6,477,474
  4,400   Trenton, TN Hlth & Edl Fac Brd Rev ICF/MR RHA/Trenton Golden
          Door........................................................  10.000    05/01/19     3,960,000
                                                                                            ------------
                                                                                              25,886,663
                                                                                            ------------
          TEXAS  9.4%
 25,000   Alliance Arpt Auth Inc TX Spl Fac Rev Federal Express Corp
          Proj........................................................   6.375    04/01/21    26,948,000
  2,000   Amarillo, TX Hlth Fac Corp Hosp Rev High Plains Baptist Hosp
          (Inverse Fltg) (FSA Insd) (b)...............................   8.480    01/01/22     2,360,000
  2,000   Bell Cnty, TX Indl Dev Corp Solid Waste Disposal Rev (a)....   7.600    12/01/17     2,006,180
  1,000   Bexar Cnty, TX Hlth Fac Dev Corp Rev Rfdg Baptist Hlth Sys
          Ser A (MBIA Insd)...........................................   6.000    11/15/12     1,128,740
  2,370   Bexar Cnty, TX Hlth Fac Dev Corp Rev Rfdg Baptist Hlth Sys
          Ser A (MBIA Insd)...........................................   6.000    11/15/13     2,671,962
    665   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg....................       *    08/01/00       549,197
  1,165   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg....................       *    08/01/01       891,912
    335   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg....................       *    08/01/02       238,048
  1,825   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg....................       *    08/01/11       630,866
    775   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg....................   8.750    08/01/11       813,959
  2,670   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg....................   8.750    08/01/12     2,804,221
  1,635   Garland, TX Independent Sch Dist............................   4.000    02/15/15     1,437,982
  2,500   Garland, TX Indl Dev Auth Rev Bond Ashland Oil Proj Ser 84
          Rfdg (Var Rate Cpn).........................................   5.363    04/01/04     2,510,975
  2,500   Houston, TX Arpt Sys Rev Spl Fac Continental Airl Term Impt
          Ser B.......................................................   6.125    07/15/27     2,618,475
  5,000   Lower Colorado Rvr Auth TX Polltn Ctl Rev Samsung Austin
          Semiconductor...............................................   6.375    04/01/27     4,750,000
 17,000   Tarrant Cnty, TX Hlth Fac Dev (MBIA Insd)...................   5.250    02/15/22    16,998,980
  2,620   Texas Genl Svcs Comm Partn Int Lease Purch Ctfs.............   7.250    08/15/11     2,674,243
  8,000   Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev (GNMA
          Collateralized).............................................   6.900    07/02/24     9,030,240
  2,000   Texas St Tpk Auth Dallas North Thruway Rev Addison Arpt Toll
          Tunnel Proj (FGIC Insd).....................................   6.750    01/01/15     2,319,900
  2,000   Texas St Tpk Auth Dallas North Thruway Rev Addison Arpt Toll
          Tunnel Proj (FGIC Insd) (b).................................   6.600    01/01/23     2,301,940
  5,000   West Side Calhoun Cnty, TX Navig Dist Solid Waste Disp Union
          Carbide Chem & Plastics (b).................................   8.200    03/15/21     5,583,300
                                                                                            ------------
                                                                                              91,269,120
                                                                                            ------------
          UTAH  4.5%
  1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj..............   7.800    09/01/15     1,043,950
  1,165   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj..............   8.000    09/01/20     1,229,005
  1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj..............   7.800    09/01/25     1,039,830
  4,000   Intermountain Pwr Agy UT Pwr Supply Rev Ser B Rfdg (MBIA
          Insd).......................................................   5.750    07/01/19     4,249,200
 30,400   Murray City, UT Hosp Rev Inc Hlth Svc Inc Rfdg (MBIA
          Insd).......................................................   4.750    05/15/20    28,640,144
    265   Saint George, UT Indl Dev Rev Kmart Corp Ser 1984A..........  10.750    10/15/08       268,132
  3,270   Salt Lake Cnty, UT Hsg Auth Multi-Family Hsg Rev (FHA
          Gtd)........................................................   6.375    11/01/33     3,470,713
  2,500   Tooele Cnty, UT Pollutn Ctl Rev Rfdg Laidlaw Environmental
          Ser A.......................................................   7.550    07/01/27     2,768,925
  1,455   Utah St Hsg Fin Agy Single Family Mtg Mezz A1 (AMBAC Insd)
          (b).........................................................   6.100    07/01/13     1,538,662
                                                                                            ------------
                                                                                              44,248,561
                                                                                            ------------
          VIRGINIA  0.5%
  2,650   Fairfax Cnty, VA Park Auth Park Fac Rev.....................   6.625    07/15/20     2,864,199
  1,500   Pittsylvania Cnty, VA Indl Dev Auth Rev Exempt Fac Ser A....   7.450    01/01/09     1,661,040
                                                                                            ------------
                                                                                               4,525,239
                                                                                            ------------

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity  Market Value
--------------------------------------------------------------------------------------------------------
          WASHINGTON  1.3%
$ 1,000   Spokane Cnty, WA Indl Dev Corp Solid Waste Disp Rev.........   7.600%   03/01/27  $  1,130,660
  5,500   Washington St Pub Pwr Supply Comp Interest Ser C Rfdg (MBIA
          Insd).......................................................       *    07/01/17     1,971,915
  9,525   Washington St Pub Pwr Supply Ser A Rfdg (a).................   5.000    07/01/12     9,394,603
                                                                                            ------------
                                                                                              12,497,178
                                                                                            ------------
          WISCONSIN  1.2%
  1,000   Oconto Falls, WI Cmnty Dev Oconto Falls Tissue Inc Proj.....   7.750    12/01/22     1,042,600
  4,105   Wisconsin St Hlth & Edl Fac Auth Rev Chippewa Vly Hosp Ser F
          Rfdg (b)....................................................   9.500    11/15/12     4,839,343
  2,130   Wisconsin St Hlth & Edl Fac Auth Rev Eau Claire Manor.......   9.625    06/01/13     2,178,841
  3,000   Wisconsin St Hlth & Edl Milwaukee Catholic Home Proj........   7.500    07/01/26     3,256,230
                                                                                            ------------
                                                                                              11,317,014
                                                                                            ------------
          PUERTO RICO  0.2%
  1,769   Centro de Recaudaciones de Ingresos Muni Ctfs Partn.........   6.850    10/17/03     1,843,407
                                                                                            ------------
TOTAL LONG-TERM INVESTMENTS  98.1%
  (Cost $904,706,449).....................................................................   955,689,736
SHORT-TERM INVESTMENTS  0.3%
  (Cost $3,178,572).......................................................................     3,071,429
                                                                                            ------------
TOTAL INVESTMENTS  98.4%
  (Cost $907,885,021).....................................................................   958,761,165
OTHER ASSETS IN EXCESS OF LIABILITIES  1.6%...............................................    15,710,841
                                                                                            ------------
NET ASSETS  100.0%........................................................................  $974,472,006
                                                                                            ------------

*Zero coupon bond

(a) Securities purchased on a when issued or delayed delivery basis.

(b) Assets segregated as collateral for when issued or delayed delivery purchase commitments and open futures transactions.

(c) Interest is accruing at less than the stated coupon.

(d) Non-income producing security.

(e) Currently is a payment-in-kind security which will convert to a cash paying security with a higher coupon at a predetermined date.

(f) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(g) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $907,885,021).......................  $  958,761,165
Cash........................................................      10,496,263
Receivables:
  Interest..................................................      18,141,442
  Fund Shares Sold..........................................       3,158,840
  Investments Sold..........................................         630,421
  Variation Margin on Futures...............................         196,443
Other.......................................................         196,512
                                                              --------------
      Total Assets..........................................     991,581,086
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      11,331,827
  Income Distributions......................................       2,617,617
  Fund Shares Repurchased...................................       1,704,620
  Distributor and Affiliates................................         734,711
  Investment Advisory Fee...................................         390,028
Accrued Expenses............................................         207,332
Trustees' Deferred Compensation and Retirement Plans........         122,945
                                                              --------------
      Total Liabilities.....................................      17,109,080
                                                              --------------
NET ASSETS..................................................  $  974,472,006
                                                              ==============
NET ASSETS CONSIST OF:
Capital.....................................................  $1,027,557,609
Net Unrealized Appreciation.................................      50,697,747
Accumulated Distributions in Excess of Net Investment
  Income....................................................      (9,046,242)
Accumulated Net Realized Loss...............................     (94,737,108)
                                                              --------------
NET ASSETS..................................................  $  974,472,006
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
     net assets of $706,274,738 and 47,576,526 shares of
     beneficial interest issued and outstanding)............  $        14.85
    Maximum sales charge (4.75%* of offering price).........             .74
                                                              --------------
    Maximum offering price to public........................  $        15.59
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
     net assets of $229,575,988 and 15,466,416 shares of
     beneficial interest issued and outstanding)............  $        14.84
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
     net assets of $38,621,280 and 2,602,078 shares of
     beneficial interest issued and outstanding)............  $        14.84
                                                              ==============
*On sales of $100,000 or more, the sales charge will be
  reduced.

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $63,584,303
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    4,318,581
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,563,986, $1,983,980 and $263,926,
  respectively).............................................    3,811,892
Shareholder Services........................................      970,151
Legal.......................................................      350,742
Custody.....................................................       84,770
Trustees Fees and Expenses..................................       50,600
Other.......................................................      661,264
                                                              -----------
    Total Expenses..........................................   10,248,000
                                                              -----------
NET INVESTMENT INCOME.......................................  $53,336,303
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments (Including reorganization and restructuring
    costs of $275,074)......................................  $ 6,836,534
  Options...................................................       98,094
  Futures...................................................   (6,543,274)
                                                              -----------
Net Realized Gain...........................................      391,354
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   26,675,438
                                                              -----------
  End of the Period:
    Investments.............................................   50,876,144
    Futures.................................................     (178,397)
                                                              -----------
                                                               50,697,747
                                                              -----------
Net Unrealized Appreciation During the Period...............   24,022,309
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $24,413,663
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $77,749,966
                                                              ===========

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1997 and 1996
--------------------------------------------------------------------------------

                                                                Year Ended           Year Ended
                                                             December 31, 1997    December 31, 1996
---------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................   $ 53,336,303         $  53,036,530
Net Realized Gain/Loss......................................        391,354           (15,209,862)
Net Unrealized Appreciation/Depreciation During the
  Period....................................................     24,022,309           (12,362,837)
                                                               ------------         -------------
Change in Net Assets from Operations........................     77,749,966            25,463,831
                                                               ------------         -------------
Distributions from Net Investment Income....................    (53,336,303)          (53,036,530)
Distributions in Excess of Net Investment Income............       (664,960)             (228,957)
                                                               ------------         -------------
  Total Distributions from and in Excess of Net Investment
    Income*.................................................    (54,001,263)          (53,265,487)
                                                               ------------         -------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........     23,748,703           (27,801,656)
                                                               ------------         -------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................    198,765,477           164,096,198
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................     23,168,036            22,996,285
Cost of Shares Repurchased..................................   (135,758,091)         (108,010,178)
                                                               ------------         -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........     86,175,422            79,082,305
                                                               ------------         -------------
TOTAL INCREASE IN NET ASSETS................................    109,924,125            51,280,649
NET ASSETS:
Beginning of the Period.....................................    864,547,881           813,267,232
                                                               ------------         -------------
End of the Period (Including accumulated distributions in
  excess of net investment income of $9,046,242 and
  $8,821,755, respectively).................................   $974,472,006         $ 864,547,881
                                                               ============         =============

                                                                Year Ended           Year Ended
                  *Distributions by Class                    December 31, 1997    December 31, 1996
---------------------------------------------------------------------------------------------------
Distributions from and in Excess of Net Investment Income:
  Class A Shares............................................   $(41,926,549)        $(43,633,838)
  Class B Shares............................................    (10,667,625)          (8,865,546)
  Class C Shares............................................     (1,407,089)            (766,103)
                                                               ------------         ------------
                                                               $(54,001,263)        $(53,265,487)
                                                               ============         ============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                          Year Ended December 31,
                                                              -----------------------------------------------
Class A Shares                                                 1997      1996      1995      1994      1993
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $14.474   $14.984   $13.848   $15.629   $14.529
                                                              -------   -------   -------   -------   -------
  Net Investment Income.....................................     .895      .963     1.024      .956     1.052
  Net Realized and Unrealized Gain/Loss.....................     .376     (.513)    1.072    (1.717)    1.158
                                                              -------   -------   -------   -------   -------
Total from Investment Operations............................    1.271      .450     2.096     (.761)    2.210
Less Distributions from and in Excess of Net Investment
  Income....................................................     .900      .960      .960     1.020     1.110
                                                              -------   -------   -------   -------   -------
Net Asset Value, End of the Period..........................  $14.845   $14.474   $14.984   $13.848   $15.629
                                                              =======   =======   =======   =======   =======
Total Return (a)............................................    9.05%     3.21%    15.52%    (4.93%)   15.82%
Net Assets at End of the Period (In millions)...............  $ 706.3    $671.9    $665.8    $603.0    $636.2
Ratio of Expenses to Average Net Assets (b).................     .94%      .99%      .95%      .87%     1.03%
Ratio of Net Investment Income to Average Net Assets (b)....    6.09%     6.60%     7.05%     6.48%     6.95%
Portfolio Turnover..........................................      63%       59%       59%      101%       91%

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) For the years ended December 31, 1995 through December 31, 1996, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

   The following schedule presents financial highlights for one common share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                                      May 1, 1993
                                                                  Year Ended December 31,          (Commencement of
                                                           -------------------------------------   Distributions) to
                      Class B Shares                        1997      1996      1995      1994     December 31, 1993
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period.................. $14.474   $14.983   $13.850   $15.621        $14.670
                                                           -------   -------   -------   -------        -------
  Net Investment Income...................................    .774      .843      .908      .841           .656
  Net Realized and Unrealized Gain/Loss...................    .384     (.506)    1.071    (1.718)          .945
                                                           -------   -------   -------   -------        -------
Total from Investment Operations..........................   1.158      .337     1.979     (.877)         1.601
                                                           -------   -------   -------   -------        -------
Less Distributions from and in Excess of Net Investment
  Income..................................................    .788      .846      .846      .894           .650
                                                           -------   -------   -------   -------        -------
Net Asset Value, End of the Period........................ $14.844   $14.474   $14.983   $13.850        $15.621
                                                           =======   =======   =======   =======        =======
Total Return (a)..........................................   8.23%     2.40%    14.62%    (5.69%)        11.12%*
Net Assets at End of the Period (In millions).............  $229.6    $173.8    $137.9    $112.4          $56.6
Ratio of Expenses to Average Net Assets (b)...............   1.71%     1.75%     1.70%     1.64%          1.74%
Ratio of Net Investment Income to Average Net Assets
  (b).....................................................   5.30%     5.84%     6.25%     5.70%          5.95%
Portfolio Turnover........................................     63%       59%       59%      101%            91%

 *  Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) For the years ended December 31, 1995 through December 31, 1996, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

   The following schedule presents financial highlights for one common share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                                     August 13, 1993
                                                                                                     (Commencement of
                                                                    Year Ended December 31,          Distribution) to
                                                             -------------------------------------     December 31,
                       Class C Shares                         1997      1996      1995      1994           1993
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period.................... $14.474   $14.987   $13.846   $15.610       $15.030
                                                             -------   -------   -------   -------       -------
  Net Investment Income.....................................    .778      .851      .910      .824          .369
  Net Realized and Unrealized Gain/Loss.....................    .378     (.518)    1.077    (1.694)         .580
                                                             -------   -------   -------   -------       -------
Total from Investment Operations............................   1.156      .333     1.987     (.870)         .949
Less Distributions from and in Excess of Net Investment
  Income....................................................    .788      .846      .846      .894          .369
                                                             -------   -------   -------   -------       -------
Net Asset Value, End of the Period.......................... $14.842   $14.474   $14.987   $13.846       $15.610
                                                             =======   =======   =======   =======       =======
Total Return (a)............................................   8.23%     2.33%    14.70%    (5.62%)        6.37%*
Net Assets at End of the Period (In millions)...............   $38.6     $18.8      $9.5      $7.6          $5.2
Ratio of Expenses to Average Net Assets (b).................   1.71%     1.75%     1.69%     1.64%         1.82%
Ratio of Net Investment Income to Average Net Assets (b)....   5.24%     5.84%     6.19%     5.71%         5.21%
Portfolio Turnover..........................................     63%       59%       59%      101%           91%

 * Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) For the years ended December 31, 1995 through December 31, 1996, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital Tax Free High Income Fund (the "Fund") is organized as a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income taxes primarily through investment in a diversified portfolio of medium and lower grade municipal securities. The Fund commenced investment operations on June 28, 1985. The distribution of the Fund's Class B and Class C shares commenced on May 1, 1993 and August 13, 1993, respectively.

       The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INCOME AND EXPENSES--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the expected life of each applicable security. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

       The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1997, the Fund had an accumulated capital loss carryforward for tax purposes of $92,653,257 which expires between December 31, 1999 and December 31, 2005. Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the capitalization of reorganization and

                               December 31, 1997
--------------------------------------------------------------------------------

restructuring costs for tax purposes and gains and losses recognized for tax purposes on open futures positions at December 31, 1997.

       At December 31, 1997, for federal income tax purposes, cost of long- and short-term investments is $910,195,944, the aggregate gross unrealized appreciation is $73,075,594 and the aggregate gross unrealized depreciation is 24,510,373, resulting in net unrealized appreciation of $48,565,221.

E. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

       For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 1997. The Fund designated 99.31% of the income distributions as a tax exempt income distribution.

       Due to inherent differences in the recognition of interest income under generally accepted accounting principles and federal income tax purposes, for those securities which the Fund has placed on non-accrual status, the amount of distributable net investment income may differ between book and federal income tax purposes for a particular period. These differences are temporary in nature, but may result in book basis distributions in excess of net investment income for certain periods. Permanent book and tax differences totaling ($440,473) were reclassified from accumulated distributions in excess of net investment income to capital.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen American Capital Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

                     AVERAGE NET ASSETS                      % PER ANNUM
------------------------------------------------------------------------
First $500 million..........................................   .50 of 1%
Over $500 million...........................................   .45 of 1%

       For the year ended December 31, 1997, the Fund recognized expenses of approximately $35,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

       For the year ended December 31, 1997, the Fund recognized expenses of approximately $188,700 representing Van Kampen American Capital Distributors, Inc.'s or its affiliates' (collectively "VKAC") cost of providing accounting, cash management and legal services to the Fund.

       ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended December 31, 1997, the Fund recognized expenses of approximately $644,000, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

       Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

                               December 31, 1997
--------------------------------------------------------------------------------

       The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is equal to $2,500.

3. CAPITAL TRANSACTIONS

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

       At December 31, 1997, capital aggregated $761,338,901, $227,916,630 and
$38,302,078 for Classes A, B and C, respectively. For the year ended December 31, 1997, transactions were as follows:

                                                                SHARES              VALUE
---------------------------------------------------------------------------------------------
Sales:
  Class A...................................................    6,584,725       $  95,897,790
  Class B...................................................    5,414,821          78,851,895
  Class C...................................................    1,645,028          24,015,792
                                                              -----------       -------------
Total Sales.................................................   13,644,574       $ 198,765,477
                                                              ============      =============
Dividend Reinvestment:
  Class A...................................................    1,260,959       $  18,367,805
  Class B...................................................      276,853           4,036,121
  Class C...................................................       52,358             764,110
                                                              -----------       -------------
Total Dividend Reinvestment.................................    1,590,170       $  23,168,036
                                                              ============      =============
Repurchases:
  Class A...................................................   (6,688,927)      $ (97,347,533)
  Class B...................................................   (2,235,801)        (32,600,924)
  Class C...................................................     (397,427)         (5,809,634)
                                                              -----------       -------------
Total Repurchases...........................................   (9,322,155)      $(135,758,091)
                                                              ============      =============

                               December 31, 1997
--------------------------------------------------------------------------------

       At December 31, 1996, capital aggregated $744,740,084, $177,733,309 and
$19,349,267 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                                  SHARES             VALUE
----------------------------------------------------------------------------------------------
Sales:
  Class A...................................................     6,370,895       $  92,301,711
  Class B...................................................     4,180,416          60,439,439
  Class C...................................................       787,103          11,355,048
                                                                ----------       -------------
Total Sales.................................................    11,338,414       $ 164,096,198
                                                                ==========       =============
Dividend Reinvestment:
  Class A...................................................     1,326,707       $  19,189,337
  Class B...................................................       229,488           3,317,782
  Class C...................................................        33,851             489,166
                                                                ----------       -------------
Total Dividend Reinvestment.................................     1,590,046       $  22,996,285
                                                                ==========       =============
Repurchases:
  Class A...................................................    (5,711,728)      $ (82,614,355)
  Class B...................................................    (1,605,061)        (23,186,460)
  Class C...................................................      (153,484)         (2,209,363)
                                                                ----------       -------------
Total Repurchases...........................................    (7,470,273)      $(108,010,178)
                                                                ==========       =============

       Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                        CONTINGENT
                                                                         DEFERRED
                                                                       SALES CHARGE
                     YEAR OF REDEMPTION                            CLASS B       CLASS C
----------------------------------------------------------------------------------------
First.......................................................         4.00%         1.00%
Second......................................................         3.75%         None
Third.......................................................         3.50%         None
Fourth......................................................         2.50%         None
Fifth.......................................................         1.50%         None
Sixth.......................................................         1.00%         None
Seventh and Thereafter......................................         None          None

       For the year ended December 31, 1997, VKAC, as distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $315,200 and CDSC on redeemed shares of approximately $520,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $653,314,161 and $564,013,425, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

                               December 31, 1997
--------------------------------------------------------------------------------

       The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising a call option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

       Summarized on the following page are the specific types of derivative financial instruments used by the Fund.

A. OPTION CONTRACTS--An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Fund to manage the portfolio's effective maturity and duration.

       Transactions in options for the year ended December 31, 1997, were as follows:

                                                              CONTRACTS          PREMIUM
----------------------------------------------------------------------------------------
Outstanding at December 31, 1996............................       -0-     $         -0-
Options Written and Purchased (Net).........................    29,222          (899,313)
Options Terminated in Closing Transactions (Net)............   (15,576)         (687,585)
Options Exercised (Net).....................................      (500)          519,660
Options Expired (Net).......................................   (13,146)        1,067,238
                                                              --------     -------------
Outstanding at December 31, 1997............................       -0-     $         -0-
                                                              ========     =============

B. FUTURES CONTRACTS--A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

       Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

       Transactions in futures contracts for the year ended December 31, 1997, were as follows:

                                                              CONTRACTS
-----------------------------------------------------------------------
Outstanding at December 31, 1996............................      426
Futures Opened..............................................    7,884
Futures Closed..............................................   (7,862)
                                                               ------
Outstanding at December 31, 1997............................      448
                                                               ======

                               December 31, 1997
--------------------------------------------------------------------------------

       The futures contracts outstanding as of December 31, 1997, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                          APPRECIATION/
                                                              CONTRACTS   DEPRECIATION
---------------------------------------------------------------------------------------
Long Contracts -- U.S. Treasury Bond Futures March 1998
  (Current notional value $120,469 per contract)............     348        $  13,816
Short Contracts -- Municipal Bond Index Futures March 1998
  (Current notional value $123,125 per contract)............     100         (192,213)
                                                                 ---        ---------
                                                                 448        $(178,397)
                                                                 ===        =========

C. INDEXED SECURITIES--These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

       An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio.

       An Embedded Swap security includes a swap component such that the fixed coupon component of the underlying bond is adjusted by the difference between the security's fixed swap rate and the floating swap index. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

       Annual fees under the Plans of up to .25% for Class A net assets and 1.00% each for Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1997 are payments retained by VKAC of approximately $1,751,600.

                      STATEMENT OF ADDITIONAL INFORMATION

            VAN KAMPEN AMERICAN CAPITAL INSURED TAX FREE INCOME FUND


  Van Kampen American Capital Insured Tax Free Income Fund, formerly known as Van Kampen Merritt Insured Tax Free Income Fund (the "Fund"), is a separate diversified series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust"). The Trust is an open-end management investment company, commonly known as a mutual fund. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income taxes, with liquidity and safety of principal primarily through investment in a diversified portfolio of insured municipal securities. All of the municipal securities in the portfolios of the Fund will be insured by AMBAC Indemnity Corporation or by other municipal bond insurers whose claims-paying ability is rated "AAA" by Standard and Poor's Ratings Group ("S&P") on the date of purchase. The Fund's portfolio is managed by Van Kampen American Capital Investment Advisory Corp. (the "Adviser").



  This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus for the Fund dated April 30, 1998 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60181 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. This omitted information may be obtained from the Commission upon payment of the fee prescribed, or inspected at the Commission's office at no charge.

                               TABLE OF CONTENTS


                                                             PAGE
                                                             ----
The Fund and The Trust...................................... B-2

Investment Policies and Restrictions........................ B-2

Additional Investment Considerations........................ B-4

Description of Municipal Securities Ratings................. B-15

Trustees and Officers....................................... B-21

Investment Advisory and Other Services...................... B-32

Custodian and Independent Accountants....................... B-33

Portfolio Transactions and Brokerage Allocations............ B-34

Tax Status of the Fund...................................... B-35

The Distributor............................................. B-35

Distribution and Service Plans.............................. B-36

Transfer Agent.............................................. B-37

Legal Counsel............................................... B-37

Performance Information..................................... B-37

Report of Independent Accountants........................... B-39

Financial Statements........................................ B-40

Notes to Financial Statements............................... B-55



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1998.

                             THE FUND AND THE TRUST


  Van Kampen American Capital Insured Tax Free Income Fund (the "Fund") is a separate diversified series of the Trust is an unincorporated business trust established under the laws of the State of Delaware by an Agreement and Declaration of Trust dated as of May 10, 1995, (the "Declaration of Trust"). The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. At present, the Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital California Insured Tax Free Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund and Van Kampen American Capital New York Tax Free Income Fund have been organized as series of the Trust and have commenced investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have been organized as series of the Trust but have not commenced investment operations. Other series may be organized and offered in the future. The Fund originally was organized as a Maryland corporation under the name Van Kampen Merritt Insured Tax Free Fund Inc., was subsequently reorganized into a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust, under the name Van Kampen Merritt Insured Tax Free Income Fund as of February 22, 1988. The Fund was again reorganized as a series of the Trust and adopted its present name as of July 31, 1995.


  Each share in a series of the Trust represents an equal proportionate interest in the assets of such series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability.

  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights other than those described in the Prospectus. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the outstanding shares of each affected series entitled to vote (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law).

  Statements contained in this Statement of Additional Information to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objectives and Policies." There can be no assurance that the Fund will achieve its objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

   1. Purchase any securities (other than tax exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   2. Invest more than 25% of its assets in a single industry. (As described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry), except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into "when issued" and "delayed delivery" transactions as described in the Prospectus.

   4. Make loans, except to the extent the tax exempt obligations the Fund may invest in are considered to be loans.

   5. Buy any securities "on margin." The deposit of initial or maintained margin in connection with interest rate or other financial futures or index contracts or related options is not considered the purchase of a security on margin.

   6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except as hedging transactions in accordance with the requirements of the Securities and Exchange Commission and the Commodity Futures Trading Commission.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

   8. Make investments for the purpose of exercising control or participation in management, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


  10. Invest in equity interests in oil, gas or other mineral exploration or development programs.


  11. Purchase or sell real estate, commodities or commodity contracts, except as set forth in item 6 above and except to the extent the municipal securities the Fund may invest in are considered to be interests in real estate.

  The Fund may not change any of these investment restrictions nor any other fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less are excluded from such calculation. The Fund anticipates that its annual portfolio turnover rate normally will be less than 100%.


  The Fund does not intend to invest in certain "private activity" obligations issued after August 7, 1986. Interest on such "private activity" obligations is treated as a preference item for the purpose of calculating the alternative minimum tax. If the Fund were to invest in such "private activity" obligations, dividends paid to an investor who is subject to the alternative minimum tax might not be completely tax exempt or might cause an investor to be subject to such tax.

                      ADDITIONAL INVESTMENT CONSIDERATIONS


  MUNICIPAL SECURITIES. Municipal securities include long-term obligations, which often are called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax-exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed.


  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities used to finance the acquisition of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled,
(b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation.

  Also included within the term Municipal Securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Some municipal leases and participation certificates may not be readily marketable.

  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.

  The Fund also may invest up to 15% of its total assets in derivative variable rate municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. Such derivative variable rate municipal securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative municipal securities whose rates vary inversely with changes in market rates of interest in response to such changes in market rates generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. In addition, the Fund may invest in derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Fund may engage. Such municipal securities may by their terms, for example, have economic characteristics comparable to, among other things, a swap, cap, floor or collar transaction with respect to such security for a period of time prior to its stated maturity. See "Additional Investment Considerations -- Strategic Transactions" in this Statement of Additional Information.


  The Fund also may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.


  Although the municipal securities in which the Fund may invest will be insured as to timely payment of both principal and interest, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income.

  INVESTMENT PRACTICES. If the Adviser deems it appropriate to seek to hedge the Fund's portfolio against market value changes, the Fund may buy or sell derivative instruments such as financial futures contracts and related options, such as municipal bond index futures contracts and the related put or call options contracts on such index futures. A tax exempt bond index fluctuates with changes in the market values of the tax exempt bonds included in the index. An index future is an agreement pursuant to which two parties agree to receive or deliver at settlement an amount of cash equal to a specified dollar amount multiplied by the difference between the value of the index at the close of the last trading day of the contract and the price at which the future was originally written. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. An index future has similar characteristics to a financial future except that settlement is made through delivery of cash rather than the underlying securities. An example is the Long-Term Municipal Bond futures contract traded on the Chicago Board of Trade. It is based on the Bond Buyer's Municipal Bond Index, which represents an adjusted average price of the forty most recent long-term municipal issues of $50 million or more ($75 million in the instance of housing issues) rated A or better by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), maturing in no less than nineteen years, having a first call in no less than seven nor more than sixteen years, and callable at par.

  The Fund may engage in "when issued" and "delayed delivery" transactions and utilize futures contracts and options thereon for hedging purposes. The Securities and Exchange Commission ("SEC") generally requires that when mutual funds, such as the Fund, effect transactions of the foregoing nature, such funds must either segregate cash or readily marketable portfolio securities with its custodian in an amount of its obligations under the foregoing transactions, or cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements.

STRATEGIC TRANSACTIONS.

  The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.


  GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options typically
have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets into special accounts, as described below under "Use of Segregated and Other Special Accounts."


  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.


  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.


  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities equal to the exercise price.

  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index- based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

  Illiquid Securities. The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid.

  INSURANCE. As described in the Prospectus, the Fund will generally invest only in municipal securities which are either pre-insured under a policy obtained for such securities prior to the purchase of such securities or will be insured under policies obtained by the Fund to cover otherwise uninsured securities.


  Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of municipal securities by the issuer thereof or a third party in conjunction with the original issuance of such municipal securities. Under such insurance, the insurer unconditionally guarantees to the holder of the insured municipal security the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments insured may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the municipal security issuers or from any other source. Original Issue Insurance generally does not insure payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control municipal securities), the value of the shares of the Fund or the market value of municipal securities, or payments of any under purchase price upon the tender of the municipal securities. Original Issue Insurance does not insure against nonpayment of principal of or interest on municipal securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.


  In the event that interest on or principal of a municipal security covered by insurance is due for payment but is unpaid by reason of nonpayment by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights of payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any municipal securities, the insurer shall succeed to the rights of the Fund with respect to such payment.

  Original Issue Insurance remains in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the municipal securities so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  Secondary Market Insurance. Subsequent to the time of original issuance of a municipal security, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such municipal security. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and, as is the case with Original Issue Insurance, Secondary Market Insurance remains in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. All premiums respecting municipal securities covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular municipal security would be to enable the Fund to enhance the value of such municipal security. The Fund, for example, might seek to purchase a particular municipal security and obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the market value of such municipal security, as insured, would exceed the current value of the municipal security without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a municipal security that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  Portfolio Insurance. The portfolio insurance policies obtained by the Fund would insure the payment of principal and interest on specified eligible municipal securities purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal securities insured under one Portfolio Insurance policy generally would not be insured under any other policy purchased by the Fund. A municipal security is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof, and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund. If a municipal security already is covered by Original Issue Insurance or Secondary Market Insurance, the Fund is not required to insure additionally any such municipal security under any policy of Portfolio Insurance that the Fund may purchase.


  Portfolio Insurance policies are effective only as to municipal securities owned and held by the Fund, and do not cover municipal securities for which the contract for purchase fails. A "when-issued" municipal security will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" municipal security.

  In determining whether to insure municipal securities held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of municipal securities. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be non-cancellable and will remain in effect so long as the Fund is in existence, the municipal securities covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer generally will reserve the right at any time upon 90 days written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees of the Fund generally will reserve the right to terminate each policy upon seven days written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy shall terminate as to any municipal security that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such municipal security, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such municipal security, the policy will terminate as to such municipal security on the business day immediately following such payment date. Each policy will terminate as to all municipal securities covered thereby on the date on which the last of the covered municipal securities mature, are redeemed or are sold by the Fund.


  One or more policies of Portfolio Insurance may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a municipal security that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such municipal security. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a municipal security only if, in the opinion of the Adviser, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance. The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment of principal or interest, or both. In such event, the Permanent Insurance premium will be subject to an increase predetermined at the date of purchase by the Fund.


  Because such Portfolio Insurance policy will terminate as to municipal securities sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance will remain in effect as long as municipal securities covered thereby are outstanding, such insurance may enhance the marketability of such securities even when such securities are in default or in significant risk of default, but the exact effect, if any, on the marketability cannot be estimated. Accordingly, the Fund may determine to retain or, alternatively, to sell municipal securities by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  It is anticipated that certain of the municipal securities to be purchased by the Fund will be insured under policies obtained by persons other than the Fund. In instances in which the Fund purchases municipal securities insured under policies obtained by persons other than the Fund, the Fund does not pay the premiums for such policies; rather the cost of such policies may be reflected in a higher purchase price for such municipal securities. Accordingly, the yield on such municipal securities may be lower than that on similar uninsured municipal securities. Premiums for a Portfolio Insurance Policy generally are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities covered by the policy during the month. The yield on the Fund's portfolio is reduced to the extent of the insurance premiums paid by the Fund which, in turn, will depend upon the characteristics of the covered municipal securities held by the Fund. In the event the Fund were to purchase Secondary Market Insurance with respect to any municipal securities then covered by a Portfolio Insurance policy, the coverage and the obligation of the Fund to pay monthly premiums under such policy would cease with such purchase.


  There can be no assurance that insurance of the kind described above will continue to be available to the Fund. In the event that such insurance is no longer available or that the cost of such insurance outweighs the benefits to the Fund in the view of the Board of Trustees, the Board will consider whether to modify the investment policies of the Fund, which may require the approval of shareholders. In the event the claims-paying ability rating of an insurer of municipal securities in the Fund's portfolio were to be lowered from AAA by S&P, or if the Adviser anticipates such a lowering or otherwise does not believe an insurer's claims-paying ability merits its existing triple-A rating, the Fund could seek to obtain additional insurance from an insurer whose claims-paying ability is rated AAA by S&P or, if the Adviser determines that the cost of obtaining such additional insurance outweigh the benefits, the Fund may elect not to obtain additional insurance. In making such determination, the Adviser will consider the cost of the additional insurance, the new claims-paying ability rating and financial condition of the existing insurer and the creditworthiness of the issuer or guarantor of the underlying municipal securities. The Adviser also may determine not to purchase additional insurance in such circumstances if it believes that the insurer is taking steps which will cause its triple-A claims-paying ability rating to be restored promptly.



  Although the Adviser periodically reviews the financial condition of each insurer, there can be no assurance that the insurers will be able to honor their obligations under all circumstances. In that regard, it should be noted that the claims-paying abilities and debt ratings of several large insurers (at least one of which insured municipal securities) recently have been lowered by one or more of the nationally recognized securities rating agencies and that many insurers currently are experiencing adverse results in their investment portfolios. In addition, certain insurers' operations recently have been assumed by their state regulatory agencies. The Fund cannot predict the consequences of a state takeover of an insurer's obligations and, in particular, whether such an insurer (or its state regulatory agency) could or would honor all of the insurer's contractual obligations including any outstanding insurance contracts insuring the timely payment of principal and interest on municipal securities. The Fund cannot predict the impact which such events might have on the market values of such municipal security. In the event of a default by an insurer on its obligations with respect to any municipal securities in the Fund's portfolio, the Fund would look to the issuer or guarantor of the relevant municipal securities for payments of principal and interest and such issuer or guarantor may not be rated AAA by S&P. Accordingly, the Fund could be exposed to greater risk of non-payment in such circumstances which could adversely affect the Fund's net asset value and the market price per share. Alternatively, the Fund could elect to dispose of such municipal securities; however, the market prices for such municipal securities may be lower than the Fund's purchase price for them and the Fund could sustain a capital loss as a result.



  Although the insurance on municipal securities reduces financial or credit risk in respect of the insured obligations (i.e., the possibility that owners of the insured municipal securities will not receive timely scheduled payments of principal or interest), insured municipal securities remain subject to market risk (i.e., fluctuations in market value as a result of changes in prevailing interest rates). Accordingly, insurance on municipal securities does not insure the market value of the Fund's assets or the net asset value or the market price for the shares.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS


  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group (S&P) rating symbols and their meanings (as published by S&P) follows:

     1.  DEBT

          A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

          The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        The ratings are based, in varying degrees, on the following considerations:

        1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        2. Nature of and provisions of the obligation;

        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


AAA              Debt rated 'AAA' has the highest rating assigned by S&P.
                 Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B            Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as
CCC, CC, C       having significant speculative characteristics with respect to capacity to pay interest and repay principal. 'BB'
                 indicates the least degree of speculation and 'C' the
                 highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large
                 uncertainties or large exposures to adverse conditions.

BB Debt rated 'BB' has less vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B                Debt rated 'B' is more vulnerable to default than debt rated
                 'B' but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC Debt rated 'CC' is currently highly vulnerable to nonpayment. The rating 'CC' is also used for debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating.

CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.


           PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


C The letter "c" indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

I The letter "i" indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

                 * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

          DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

          BOND INVESTMENT QUALITY STANDARDS--Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

     2.  MUNICIPAL NOTES

          A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

          The following criteria will be used in making that assessment.

          -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

          -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

        Note rating symbols are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus
                (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3        Speculative capacity to pay principal and interest.

     3.  COMMERCIAL PAPER

          A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Ratings are graded into several categories, ranging from 'A-1' for the highest-quality obligations to 'D' for the lowest. These categories are as follows:

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    A commercial paper rating is not a recommendation to purchase, sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     4.  TAX-EXEMPT DUAL RATINGS

          S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, 'SP-1+/A-1+').

  MOODY'S INVESTORS SERVICE--A brief description of the applicable Moody's Investors Service ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

     1.  LONG-TERM MUNICIPAL BONDS

    AAA         Bonds which are rated Aaa are judged to be of the best
                quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest
                payments are protected by a large or by an exceptionally
                stable margin and principal is secure. While the various
                protective elements are likely to change, such changes as
                can be visualized are most unlikely to impair the
                fundamentally strong position of such issues.
    AA          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise
                what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of
                protective elements may be of greater amplitude or there may be other elements present which make the long-term risk
                appear somewhat larger than the Aaa securities.
    A           Bonds which are rated A possess many favorable investment
                attributes and are to be considered as upper-medium-grade
                obligations. Factors giving security to principal and
                interest are considered adequate, but elements may be
                present which suggest a susceptibility to impairment some
                time in the future.
    BAA         Bonds which are rated Baa are considered as medium-grade
                obligations, (i.e., they are neither highly protected nor
                poorly secured). Interest payments and principal security
                appear adequate for the present but certain protective
                elements may be lacking or may be characteristically
                unreliable over any great length of time. Such bonds lack
                outstanding investment characteristics and in fact have
                speculative characteristics as well.
    BA          Bonds which are rated Ba are judged to have speculative
                elements; their future cannot be considered as well-assured.
                Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during
                both good and bad times over the future. Uncertainty of
                position characterizes bonds in this class.
    B           Bonds which are rated B generally lack characteristics of
                the desirable investment. Assurance of interest and
                principal payments or of maintenance of other terms of the contract over any long period of time may be small.
    CAA         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    CA          Bonds which are rated Ca represent obligations which are
                speculative in a high degree. Such issues are often in
                default or have other marked shortcomings.
    C           Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
    CON (..)    Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated
                conditionally and designated with the prefix "Con" followed by the rating in parentheses. These are bonds secured by:
                (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals
                which begin when facilities are completed, or (d) payments to which some other limiting condition attaches the
                parenthetical rating denotes probable credit stature upon
                completion of construction or elimination of basis of
                condition.

    (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

    NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

     2.  SHORT-TERM EXEMPT NOTES

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

          MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

     3.  TAX-EXEMPT COMMERCIAL PAPER

          Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

       Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         - Leading market positions in well established industries.

         - High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earning coverage of fixed financial charges and high internal cash generation.

         - Well established access to a range of financial markets and assured sources of alternate liquidity.

       Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

       Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

       Issuers rated Not Prime do not fall within any of the Prime rating categories.


                             TRUSTEES AND OFFICERS



     The tables below list the trustees and officers of the Fund and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor"), Van Kampen American Capital Advisors Corp., Van Kampen Merritt Equity Advisors Corp., Van Kampen American Capital Insurance Agency of Illinois, Inc., VK/AC System, Inc., Van Kampen American Capital Record Keeping Services, Inc., American Capital Contractual Services, Inc., Van Kampen American Capital Trust Company, Van Kampen American Capital Exchange Corporation, and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisers (excluding the Van Kampen American Capital Exchange Fund).


                                    TRUSTEES

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee/Director of each of the
                                            funds in the Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Richard M. DeMartini*.....................  President and Chief Operating Officer, Individual Asset
Two World Trade Center                      Management Group, a division of Morgan Stanley Dean
66th Floor                                  Witter & Co. Mr. DeMartini is a Director of InterCapital
New York, NY 10048                          Funds, Dean Witter Distributors, Inc. and Dean Witter
Date of Birth: 10/12/52                     Trust Company. Trustee of the TCW/DW Funds. Director of
                                            the National Healthcare Resources, Inc. Formerly Vice
                                            Chairman of the Board of the National Association of
                                            Securities Dealers, Inc. and Chairman of the Board of the
                                            Nasdaq Stock Market, Inc. Trustee/Director of each of the
                                            funds in the Fund Complex.
Linda Hutton Heagy........................  Managing Partner of Heidrick & Stuggles, an executive
Sears Tower                                 search firm. Prior to 1997, Partner, Ray & Berndtson,
233 South Wacker Drive                      Inc., an executive recruiting and management consulting
Suite 7000                                  firm. Formerly, Executive Vice President of ABN AMRO,
Chicago, IL 60606                           N.A., a Dutch bank holding company. Prior to 1992,
Date of Birth: 06/03/48                     Executive Vice President of La Salle National Bank.
                                            Trustee on the University of Chicago Hospitals Board, The
                                            International House Board and the Women's Board of the
                                            University of Chicago. Trustee/Director of each of the
                                            funds in the Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation.
                                            Trustee/Director of each of the funds in the Fund
                                            Complex.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee/Director of each of
                                            the funds in the Fund Complex.
Don G. Powell*............................  Chairman and a Director of VKAC. Chairman and a Director
2800 Post Oak Blvd.                         of the Advisers and the Distributor. Chairman and a
Houston, TX 77056                           Director of ACCESS. Director or officer of certain other
Date of Birth: 10/19/39                     subsidiaries of VKAC. Chairman of the Board of Governors
                                            and the Executive Committee of the Investment Company
                                            Institute. Prior to November 1996, President, Chief
                                            Executive Officer and a Director of VKAC Holding.
                                            Trustee/Director of each of the funds in the Fund Complex
                                            and other funds advised by the Advisers or Van Kampen
                                            American Capital Management, Inc.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Phillip B. Rooney.........................  Vice Chairman and Director of The ServiceMaster Company,
One ServiceMaster Way                       a business and consumer services company. Director of
Downers Grove, IL 60515                     Illinois Tool Works, Inc., a manufacturing company; the
Date of Birth: 07/08/44                     Urban Shopping Centers Inc., a retail mall management
                                            company; and Stone Container Corp., a paper manufacturing
                                            company. Trustee, University of Notre Dame. Formerly,
                                            President and Chief Executive Officer, Waste Management,
                                            Inc., an environmental services company, and prior to
                                            that President and Chief Operating Officer, Waste
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex.

Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee/Director of each of the
                                            funds in the Fund Complex.

Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, and other open-end and closed-end funds advised
Date of Birth: 08/22/39                     by the Advisers or Van Kampen American Capital
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex, and other open-end and closed-end funds
                                            advised by the Advisers or Van Kampen American Capital
                                            Management, Inc.


---------------

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund. Messrs. DeMartini and Powell are interested persons of the Fund and the Advisers by reason of their respective positions with Morgan Stanley Dean Witter & Co. and its affiliates.

                                    OFFICERS

     Messrs. McDonnell, Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Dennis J. McDonnell.........  President                     Executive Vice President and a Director of
  Date of Birth: 05/20/42                                   VKAC and VK/AC Holding, Inc. President,
                                                            Chief Operating Officer and a Director of
                                                            the Advisers, Van Kampen American Capital
                                                            Advisors, Inc., and Van Kampen American
                                                            Capital Management, Inc. President and a
                                                            Director of Van Kampen Merritt Equity
                                                            Advisors Corp. Prior to April of 1997, he
                                                            was a Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Prior to September of 1996,
                                                            Mr. McDonnell was Chief Executive Officer
                                                            and Director of MCM Group, Inc., McCarthy,
                                                            Crisanti & Maffei, Inc. and Chairman and
                                                            Director of MCM Asia Pacific Company,
                                                            Limited and MCM (Europe) Limited. Prior to
                                                            November 1996, Executive Vice President and
                                                            a Director of VKAC Holding. Prior to July
                                                            of 1996, Mr. McDonnell was President, Chief
                                                            Operating Officer and Trustee of VSM Inc.
                                                            and VCJ Inc. President of each of the funds
                                                            in the Fund Complex. President, Chairman of
                                                            the Board and Trustee of other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 06/25/56                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Prior to July of 1996, Mr.
                                                            Hegel was a Director of VSM Inc. Prior to
                                                            September of 1996, he was a Director of
                                                            McCarthy, Crisanti & Maffei, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel,
  Date of Birth: 07/29/53                                   Secretary and Director of VKAC and VK/AC
                                                            Holding, Inc. Mr. Nyberg is also Executive
                                                            Vice President, General Counsel and a
                                                            Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Executive Vice President,
                                                            General Counsel, Assistant Secretary and a
                                                            Director of the Advisers and the
                                                            Distributor, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Management, Inc., Van Kampen American
                                                            Capital Exchange Corporation, American
                                                            Capital Contractual Services, Inc. and Van
                                                            Kampen American Capital Trust Company.
                                                            Executive Vice President, General Counsel
                                                            and Assistant Secretary of ACCESS. Director
                                                            or officer of certain other subsidiaries of
                                                            VKAC. Prior to June of 1997, Director of
                                                            ICI Mutual Insurance Co., a provider of
                                                            insurance to members of the Investment
                                                            Company Institute. Prior to April of 1997,
                                                            he was Executive Vice President, General
                                                            Counsel and Director of Van Kampen Merritt
                                                            Equity Advisors Corp. Prior to July of
                                                            1996, Mr. Nyberg was Executive Vice
                                                            President and General Counsel of VSM Inc.
                                                            and Executive Vice President and General
                                                            Counsel of VCJ Inc. Prior to September of
                                                            1996, he was General Counsel of McCarthy,
                                                            Crisanti & Maffei, Inc. Vice President and
                                                            Secretary of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 04/20/42                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Vice President of each of
                                                            the funds in the Fund Complex and certain
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President and Director of
  Date of Birth: 11/10/44                                   VKAC, and VK/AC Holding Inc. Executive Vice
                                                            President of the AC Adviser and the
                                                            Distributor. President and a Director of
                                                            ACCESS. President and Chief Operating
                                                            Officer of Van Kampen American Capital
                                                            Record Keeping Services, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers and
  Date of Birth: 01/11/56     Financial Officer             Van Kampen American Capital Management,
                                                            Inc. Vice President and Chief Financial
                                                            Officer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.

Nicholas Dalmaso............  Assistant Secretary           Associate General Counsel and Assistant
  Date of Birth: 03/01/65                                   Secretary of VKAC. Vice President,
                                                            Associate General Counsel and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            Van Kampen American Capital Advisors, Inc.
                                                            and Van Kampen American Capital Management,
                                                            Inc. Assistant Secretary of each of the
                                                            funds in the Fund Complex and other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Vice President and a Senior Attorney of
  Date of Birth: 11/15/63                                   VKAC. Vice President and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            ACCESS, Van Kampen American Capital
                                                            Management, Inc., American Capital
                                                            Contractual Services, Inc., Van Kampen
                                                            American Capital Exchange Corporation and
                                                            Van Kampen American Capital Advisors, Inc.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC and
                                                            VKAC Holding, Inc. Senior Vice President,
                                                            Deputy General Counsel and Secretary of the
                                                            Advisers, the Distributor, ACCESS American
                                                            Capital Contractual Services, Inc., Van
                                                            Kampen American Capital Management, Inc.,
                                                            Van Kampen American Capital Exchange
                                                            Corporation, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Insurance Agency of Illinois, Inc., VKAC
                                                            System, Inc., Van Kampen American Capital
                                                            Record Keeping Services, Inc. and Van
                                                            Kampen Merritt Equity Advisors Corp. Prior
                                                            to April of 1997, Senior Vice President,
                                                            Deputy General Counsel and Secretary of Van
                                                            Kampen American Capital Services, Inc. and
                                                            Van Kampen Merritt Holdings Corp. Prior to
                                                            September of 1996, Mr. Martin was Deputy
                                                            General Counsel and Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc., and prior to July
                                                            of 1996, he was Senior Vice President,
                                                            Deputy General Counsel and Secretary of VSM
                                                            Inc. and VCJ Inc. Assistant Secretary of
                                                            each of the funds in the Fund Complex and
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.

Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers, the Distributor, Van Kampen
                                                            American Capital Management, Inc. and Van
                                                            Kampen American Capital Advisors, Inc.
                                                            Prior to September of 1996, Mr. Wetherell
                                                            was Assistant Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.

Steven M. Hill..............  Assistant Treasurer           Vice President of the Advisers. Assistant
  Date of Birth: 10/16/64                                   Treasurer of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Michael Robert Sullivan.....  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.



  Each trustee/director holds the same position with each of the funds in the Fund Complex. As of the date of this Statement of Additional Information, there are 64 operating funds in the Fund Complex. For purposes of the following compensation and benefits discussion, the Fund Complex is divided into the following three groups: the funds advised by Asset Management (the "AC Funds"), the funds advised by Advisory Corp. excluding funds organized as series of the Morgan Stanley Fund, Inc. (the "VK Funds") and the funds advised by Advisory Corp. organized as series of the Morgan Stanley Fund, Inc. (the "MS Funds"). Each trustee/director who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS, Van

Kampen American Capital or Morgan Stanley Dean Witter & Co. (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees/directors to defer receipt of their compensation and earn a return on such deferred amounts. Deferring compensation has the economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.


     The trustees recently reviewed and adopted a standardized compensation and benefits program for each fund in the Fund Complex. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes an annual retainer in an amount equal to $50,000 per calendar year, due in four quarterly installments on the first business day of each quarter. Payment of the annual retainer is allocated among the funds in the Fund Complex (except the money market series of the MS Funds) on the basis of the relative net assets of each fund as of the last business day of the preceding calendar quarter. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes a per meeting fee from each fund in the Fund Complex (except the money market series of the MS Funds) in the amount of $200 per quarterly or special meeting attended by the Non-Affiliated Trustee, due on the date of the meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     For each AC Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the AC Funds includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     For each VK Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from each VK Fund includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     For the period from July 2, 1997 up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the MS Funds was based generally on the compensation amounts and methodology used by such funds prior to their joining the current Fund Complex on July 2, 1997. Each trustee/director was elected as a director of the MS Funds on July 2, 1997. Prior to July 2, 1997, the MS Funds were part of another fund complex (the "Prior Complex") and the former directors of the MS Funds were paid an aggregate fee allocated among the funds in the Prior Complex that resulted in individual directors receiving total compensation between approximately $8,000 to $10,000 from the MS Funds during such funds' last fiscal year.

     Under the deferred compensation plan, each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.


     Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from such Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such retirement from such Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from such Fund. Each trustee/director has served as a member of the Board of Trustees of the Fund since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.


     Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.

                               COMPENSATION TABLE


                                                                                           FUND COMPLEX
                                                                    ----------------------------------------------------------
                                                                         AGGREGATE            AGGREGATE             TOTAL
                         YEAR FIRST                                     PENSION OR        ESTIMATED MAXIMUM     COMPENSATION
                        APPOINTED OR      AGGREGATE COMPENSATION    RETIREMENT BENEFITS    ANNUAL BENEFITS     BEFORE DEFERRAL
                       ELECTED TO THE    BEFORE DEFERRAL FROM THE   ACCRUED AS PART OF    FROM THE FUND UPON      FROM FUND
       NAME(1)              BOARD                FUND(2)                EXPENSES(3)         RETIREMENT(4)        COMPLEX(5)
       -------         --------------    ------------------------   -------------------   ------------------   ---------------
J. Miles Branagan           1991                  $3,000                  $30,328              $60,000            $111,197
Linda Hutton Heagy          1995                   3,000                    3,141               60,000             111,197
R. Craig Kennedy            1995                   3,000                    2,229               60,000             111,197
Jack E. Nelson              1995                   3,000                   15,820               60,000             104,322
Jerome L. Robinson*         1995                   3,000                   32,020               15,750             107,947
Phillip B. Rooney**         1997                   2,500                        0               60,000              74,697
Dr. Fernando Sisto          1973                   3,000                   60,208               60,000             111,197
Wayne W. Whalen             1995                   3,000                   10,788               60,000             111,197


---------------

 *  Mr. Robinson retired from the Board of Trustees on December 31, 1997.



** Mr. Phillip B. Rooney became a member of the Board of Trustees effective April 14, 1997 and thus does not have a full fiscal year of information to report.



(1) Messrs. DeMartini, McDonnell and Powell, also trustees of the Fund during all or a portion of the Fund's last fiscal year, are not included in the compensation table because they are not eligible for compensation or retirement benefits from the Fund. Mr. McDonnell resigned as a Trustee of the Fund, effective May 31, 1997.



(2) The amounts shown in this column represent the Aggregate Compensation before Deferral with respect to the Fund's fiscal year ended December 31, 1997. The details of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. The details of amount deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The details of cumulative deferred compensation (including interest) owed to current Trustees by each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the sum of the retirement benefits expected to be accrued by the operating investment companies in the Fund Complex for each of the current trustees for their respective fiscal years ended in 1997. The retirement plan is described above the Compensation Table.



(4) For Mr. Robinson this is the sum of the actual annual benefits payable by the operating investment companies in the Fund Complex as of the date of his retirement for each year of the 10-year period since his retirement. For the remaining trustees, this is the sum of the estimated maximum annual benefits payable by the operating investment companies in the Fund Complex for each year of the 10-year period commencing in the year of such trustee's anticipated retirement. The Retirement Plan is described above the Compensation Table. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table D below.



(5) The amounts shown in this column represent the aggregate compensation paid by all operating investment companies in the Fund Complex as of December 31, 1997 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1997. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Mr. Whalen, the Non-Affiliated Trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $268,447 during the calendar year ended December 31, 1997.



  As of April 6, 1998, the trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

                                                                         TABLE A

           1997 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES



                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
  Insured Tax Free Income Fund........  12/31     $ 3,000    $ 3,000   $ 3,000   $ 3,000   $ 3,000    $ 2,250   $ 3,000   $ 3,000
  Tax Free High Income Fund...........  12/31       3,000      3,000     3,000     3,000     3,000      2,250     3,000     3,000
  California Insured Tax Free Income
    Fund..............................  12/31       3,000      3,000     3,000     3,000     3,000      2,250     3,000     3,000
  Municipal Income Fund*..............  12/31       4,125      4,125     4,125     4,125     4,125      3,250     4,125     4,125
  Intermediate Term Municipal Income
    Fund..............................  12/31       3,000      3,000     3,000     3,000     3,000      2,250     3,000     3,000
  Florida Insured Tax Free Income
    Fund..............................  12/31       3,000      3,000     3,000     3,000     3,000      2,250     3,000     3,000
  New York Tax Free Income Fund.......  12/31       1,125      1,125     1,125     1,125     1,125      1,000     1,125     1,125
    Trust Total.......................             20,250     20,250    20,250    20,250    20,250     15,500    20,250    20,250


---------------

* Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which was merged into the Municipal Income Fund in November 1997.


                                                                         TABLE B


      1997 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES



                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
  Insured Tax Free Income Fund........  12/31     $ 3,000    $ 3,000   $ 1,500   $ 3,000   $ 3,000    $ 1,500   $ 1,500   $ 3,000
  Tax Free High Income Fund...........  12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
  California Insured Tax Free Fund....  12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
  Municipal Income Fund...............  12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
  Intermediate Term Municipal Income
    Fund..............................  12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
  Florida Insured Tax Free Income
    Fund..............................  12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
  New York Tax Free Income Fund.......  12/31       1,125      1,125       563     1,125     1,125        875       563     1,125
  New Jersey Tax Free Income Fund.....  12/31       1,125      1,125       563     1,125     1,125        875       563     1,125
    Trust Total.......................             20,250     20,250    10,126    20,250    20,250     10,750    10,126    20,250


                                                                         TABLE C

        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST
                                AND EACH SERIES


                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
                                        YEAR-
              FUND NAME                  END      BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                 ------    --------    -----    -------   ------    --------   ------     -----    ------
  Insured Tax Free Income Fund........  12/31     $ 4,324    $ 6,482   $11,233   $15,086   $14,485    $ 1,513   $ 3,180   $12,966
  Tax Free High Income Fund...........  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
  California Insured Tax Free Fund....  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
  Municipal Income Fund*..............  12/31       5,170      7,878    14,033    19,758    18,928      1,765     8,110    17,020
  Intermediate Term Municipal Income
    Fund..............................  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
  Florida Insured Tax Free Income
    Fund..............................  12/31       4,324      6,482     6,853    10,650    10,391      1,513     1,622     9,946
  New York Tax Free Income Fund.......  12/31       1,487      1,181     3,118     4,223     4,049        891       591     3,586
    Trust Total.......................             28,277     41,469    68,936    94,975    91,308     10,221    18,369    82,416


---------------

* Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which was merged into the Municipal Income Fund in November 1997.



                                                                         TABLE D


          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST


                                                                                    TRUSTEE
                                              -----------------------------------------------------------------------------------
FUND NAME                                     BRANAGAN   DEMARTINI   HEAGY    KENNEDY   NELSON   POWELL   ROONEY   SISTO   WHALEN
---------                                     --------   ---------   -----    -------   ------   ------   ------   -----   ------
  Insured Tax Free Income Fund...............   1995       1997       1995     1993      1984     1997     1997    1995     1984
  Tax Free High Income Fund..................   1995       1997       1995     1993      1985     1997     1997    1995     1985
  California Insured Tax Free Income Fund....   1995       1997       1995     1993      1985     1997     1997    1995     1985
  Municipal Income Fund......................   1995       1997       1995     1993      1990     1997     1997    1995     1990
  Intermediate Term Municipal Income Fund....   1995       1997       1995     1993      1993     1997     1997    1995     1993
  Florida Insured Tax Free Income Fund.......   1995       1997       1995     1994      1994     1997     1997    1995     1994
  New Jersey Tax Free Income Fund............   1995       1997       1995     1994      1994     1997     1997    1995     1994
  New York Tax Free Income Fund..............   1995       1997       1995     1994      1994     1997     1997    1995     1994

  As of April 2, 1998, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund except as follows:



                                                               AMOUNT OF
                                                              OWNERSHIP AT        CLASS OF       PERCENTAGE
               NAME AND ADDRESS OF HOLDER                    APRIL 2, 1998         SHARES        OWNERSHIP
               --------------------------                    -------------        --------       ----------
R T Kelley...............................................        48,736              C              16.16%
  P O Box 237
  Canadian, TX 79014-0237
Painewebber for the Benefit of...........................        18,006              C               5.97%
  Ralph A. Picard & Susan E. Picard JTWROS
  506 N. Church St.
  West Chester, PA 19380-2304
MLPF&S for the Sole Benefit of...........................        15,616              C               5.18%
  Its Customers
  Attn: Fund Administration
  4800 Deer Lake Dr. E FL 3
  Jacksonville, FL 32246-6484


                     INVESTMENT ADVISORY AND OTHER SERVICES

  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Advisory Service Inc.).


  The Adviser, Van Kampen American Capital Distributors, Inc. (the "Distributor") and ACCESS Investor Services, Inc. ("ACCESS") are wholly-owned subsidiaries of Van Kampen American Capital, Inc. ("VKAC"), which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  The investment advisory agreement between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees of the Trust and officers of the Fund if duly elected to such positions.


  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.


  The investment advisory agreement will continue in effect from year to year if specifically approved by the Trustees of the Trust, of which the Fund is a separate series, (or by the Fund's shareholders) and by the disinterested Trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days written notice by either party and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse each of the Funds for annual expenses of such Funds which exceed the most stringent limit prescribed by any State in which the Fund's shares are offered for sale. Currently, the most stringent limit in any State would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of any of the Funds.


  For the years ended December 31, 1997, 1996 and 1995, the Fund paid advisory expenses of $6,799,897, $6,928,017 and $5,813,647, respectively.


  OTHER AGREEMENTS.


  ACCOUNTING SERVICES AGREEMENT. The Fund has entered into an accounting services agreement pursuant to which Asset Management provides accounting services to the Fund. The Fund shares with the other Van Kampen American Capital funds in the cost of providing such services, with 25% of such costs shared proportionately based on the number of outstanding classes of securities per Fund and with the remaining 75 percent of such cost being paid by the Fund and such other Van Kampen American Capital funds based proportionally on their respective net assets.



  For the years ended December 31, 1997, 1996 and 1995, the Fund paid expenses of approximately $233,500, $43,900 and $42,800, respectively, representing the Asset Management's and its affiliates' cost of providing accounting services.


  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: accurate maintenance of the funds' minute books and records, preparation and oversight of the funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.


  For the years ended December 31, 1997, 1996 and 1995, the Fund paid expenses of approximately $52,500, $28,300 and $39,400, respectively, representing Van Kampen American Capital's cost of providing legal services.


                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 West Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS


  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firms' professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the investment adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the investment adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce its expenses materially.


  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of research service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of such services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information such as that set forth above to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and (iii) may select firms that are affiliated with the Fund, its investment adviser or its distributor and other principal underwriters.

  If purchases or sales of securities of the Fund and of one or more other investment companies or clients advised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Trust, of which the Fund is a separate series.

  The Trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the Securities and Exchange Commission under the 1940 Act which requires that the commission paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the Trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commission given to brokers that are affiliated with the Fund.


  During the year ended December 31, 1997, the Fund paid $0 in brokerage commissions on transactions totalling $0 to brokers selected primarily on the basis of research services provided to the Adviser. The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.



  Effective October 31, 1996, Morgan Stanley Group Inc. ("Morgan Stanley") became an affiliate of the Adviser. Effective May 31, 1997, Dean Witter Discover & Co. ("Dean Witter") became an affiliate of the Adviser. The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.

  The Fund paid the following commissions to these brokers during the periods shown:



                                                                          AFFILIATED BROKERS
                                                                          ------------------
                                                                          MORGAN      DEAN
                                                              BROKERS     STANLEY    WITTER
                                                              --------    -------    -------
Fiscal year 1995............................................  $      0       NA         NA
Fiscal year 1996............................................  $      0      $ 0         NA
Fiscal year 1997............................................  $211,776      $ 0        $ 0
Fiscal year 1997 Percentages:
  Commissions with affiliate to total commissions...........        --       NA         NA
  Value of brokerage transactions with affiliate to total
     transactions...........................................        --       NA         NA


                             TAX STATUS OF THE FUND


  The Trust and each of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund will be subject to tax if, among other things, it fails to distribute net capital gains, or if its annual distributions, as a percentage of its income, are less than the distributions required by tax laws.


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts. VKAC manages or supervises more than $60 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country. Each of our high yield analysts, based in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered on a continuous basis through the Distributor. The Distributor is a wholly owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.

  Total underwriting commissions on the sale of shares of the Fund for the last three fiscal periods are shown in the chart below.



                                                                                       AMOUNTS
                                                               TOTAL UNDERWRITING      RETAINED
                                                                  COMMISSIONS       BY DISTRIBUTOR
                                                               ------------------   --------------
Fiscal Year Ended December 31, 1995.........................       $2,171,988          $628,115
Fiscal Year Ended December 31, 1996.........................       $1,589,072          $405,829
Fiscal Year Ended December 31, 1997.........................       $1,239,728          $259,984


                         DISTRIBUTION AND SERVICE PLANS

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan sometimes are referred to herein collectively as the Plans. The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Plans are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor and sub-agreements between the Distributor and members of the NASD who are acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents and similar agreements between the Fund and financial intermediaries who are acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."

  Under the Distribution and Service Agreement and the Selling Agreements, financial intermediaries that sold shares prior to July 1, 1987, or prior to the beginning of the calendar quarter in which the Selling Agreement between the Fund and such financial intermediary was approved by the Fund's Board of Trustees (an "Implementation Date") are not eligible to receive compensation pursuant to such Distribution and Service Agreement or Selling Agreement. To the extent that there remain outstanding shares of the Fund that were purchased prior to all Implementation Dates, the percentage of the total average daily net asset value of a class of shares that may be utilized pursuant to the Distribution and Service Agreement will be less than the maximum percentage amount permissible with respect to such class of shares under the Distribution and Service Agreement.

  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Plans and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


  For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Plans for Class A Plan were $2,919,919, or 0.23%, of the Class A shares' average net assets. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Class B Plan were $653,778, or 1.00%, of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $480,647 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $173,131 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Class B Plan. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Class C Plan were $44,107 or 1.00% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $10,615 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $33,492 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Class C Plan.



                                 TRANSFER AGENT



  During the fiscal years ended December 31, 1995, 1996 and 1997, ACCESS, transfer agent, shareholder services agent and dividend disbursing agent for the Fund, received fees aggregating $614,500, $1,272,800 and $921,500, respectively, for these services. The transfer agency prices are determined through negotiations with the Fund's Board of Trustees and are based on competitive market bench marks.


                                 LEGAL COUNSEL

  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois).

                            PERFORMANCE INFORMATION

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

CLASS A SHARES


  The average total return, including payment of the maximum sales charge, with respect to the Class A Shares for (i) the one year period ended December 31, 1997 was 3.05%; (ii) the five year period ended December 31, 1997 was 5.72%;
(iii) the ten year period ended December 31, 1997 was 7.64%; and (iv) the period from December 14, 1984 (the commencement of investment operations of the Fund) through December 31, 1997 was 8.99%.



  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.04%. The tax-equivalent yield for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 6.31%. The Fund's current distribution rate with respect to the Class A Shares for the 31 day period ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.66%. The Fund's taxable equivalent distribution rate with respect to Class A Shares for the month ending December 31, 1997 was 7.28%.



  The Fund's cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 207.44%.

  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 222.72%.


CLASS B SHARES


  The average total return, including payment of CDSC, with respect to the Class B Shares for (i) the one year period ended December 31, 1997 was 3.36% and (ii) the approximately four year, eight month period from May 1, 1993 (the commencement of distribution) through December 31, 1997 was 4.95%.



  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.44%. The tax-equivalent yield for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 5.38%. The Fund's current distribution rate with respect to the Class B Shares for the 31 day period ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.14%. The Fund's taxable equivalent distribution rate with respect to Class B Shares for the month ending December 31, 1997 was 6.47%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to the end of the current period was 25.33%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to the end of the current period was 26.83%.


CLASS C SHARES


  The average total return, including payment of CDSC, with respect to the Class C Shares for (i) the one year period ended December 31, 1997 was 6.36% and (ii) the approximately four year, five month period from August 13, 1993 (commencement of distribution) through December 31, 1997 was 4.82%.



  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.38%. The tax-equivalent yield for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 5.28%. The Fund's current distribution rate with respect to the Class C Shares for the 31 day period ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.14%. The Fund's taxable equivalent distribution rate with respect to Class C Shares for the month ending December 31, 1997 was 6.47%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to the end of the current period was 22.97%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to the end of the current period was 22.97%.

                        INDEPENDENT ACCOUNTANTS' REPORT

The Board of Trustees and Shareholders of
Van Kampen American Capital Insured Tax Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital Insured Tax Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Insured Tax Free Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Chicago, Illinois

January 29, 1998

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS 101.0%
          ALABAMA  2.6%
$ 2,250   Alabama St Brd Edl Rev Shelton St Cmnty College (MBIA
          Insd).......................................................   6.000%   10/01/14  $    2,450,610
  2,000   Alabama Wtr Pollutn Ctl Auth Revolving Fund Ln Ser A (AMBAC
          Insd).......................................................   6.750    08/15/17       2,243,660
  1,900   Birmingham-Carraway, AL Methodist Hlth Sys Ser A (Connie Lee
          Insd).......................................................   5.875    08/15/25       2,024,146
  2,500   Jefferson Cnty, AL Brd Edl Cap Outlay Sch (AMBAC Insd)......   5.875    02/15/20       2,635,700
  2,000   Lauderdale Cnty & Florence AL Hlthcare Auth Rev Eliza Coffee
          Mem Hosp Rfdg (MBIA Insd)...................................   5.750    07/01/19       2,113,020
  5,500   Limestone Cnty, AL Wtr Auth Wtr Rev (FGIC Insd).............   7.700    12/01/19       5,694,040
  5,500   Morgan Cnty Decatur, AL Hlthcare Auth Hosp Rev Decatur Genl
          Hosp Rfdg (Connie Lee Insd).................................   6.250    03/01/13       5,996,815
  2,075   Mulga, AL Util Wtrwks Rev Wts (AMBAC Insd)..................   5.000    08/15/27       2,024,764
  2,400   Muscle Shoals, AL Util Brd Wtr & Swr Rev (FSA Insd).........   6.500    04/01/16       2,681,160
  5,390   Walker Cnty, AL Pub Bldg Auth Wts Waler Cnty Jail Proj
          (AMBAC Insd) (a)............................................   5.000    12/01/16       5,319,715
  1,400   West Morgan East Lawrence Wtr Auth AL Wtr Rev (FGIC Insd)...   5.625    08/15/21       1,463,126
  1,000   West Morgan East Lawrence Wtr Auth AL Wtr Rev (FGIC Insd)...   5.625    08/15/25       1,045,090
                                                                                            --------------
                                                                                                35,691,846
                                                                                            --------------
          ALASKA  0.2%
  2,355   Ketchikan, AK Muni Util Rev Ser R (FSA Insd)................   6.600    12/01/07       2,627,521
                                                                                            --------------
          ARIZONA  1.4%
 11,000   Arizona St Ctfs Partn Ser B Rfdg (AMBAC Insd)...............   6.250    09/01/10      11,965,470
  2,110   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington
          Proj Tucson Ser A Rfdg (FSA Insd)...........................   7.250    07/15/10       2,364,086
  1,875   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp Ser A Rfdg
          (AMBAC Insd)................................................   6.000    09/01/12       2,080,219
  1,750   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp Ser A Rfdg
          (AMBAC Insd)................................................   6.125    09/01/17       1,943,882
                                                                                            --------------
                                                                                                18,353,657
                                                                                            --------------
          CALIFORNIA  16.6%
  4,290   Antioch Area, CA Pub Fac Fin Agy Cmnty Fac Dist No 1989
          (FGIC Insd).................................................   5.300    08/01/15       4,392,746
  2,835   Bay Area Govt Assn CA Rev Tax Alloc CA Redev Agy Pool Rev
          Ser A (FSA Insd)............................................   6.000    12/15/14       3,096,018
  2,555   Berkeley, CA Uni Sch Dist Ser C (AMBAC Insd)................   5.875    08/01/12       2,772,788
  1,985   Berkeley, CA Uni Sch Dist Ser C (AMBAC Insd)................   5.875    08/01/14       2,140,088
  5,000   Beverly Hills, CA Pub Fin Auth Lease Rev Ser A (MBIA
          Insd).......................................................   5.650    06/01/15       5,158,250
 10,000   California Hlth Fac Fin Auth Rev Sutter Hosp Ser A Rfdg
          (AMBAC Insd)................................................   6.700    01/01/13      10,339,300
  3,480   California Pub Cap Impt Fin Auth Rev Pooled Proj Ser B (BIGI
          Insd).......................................................   8.100    03/01/18       3,573,508
 10,000   California St Pub Wks Brd Lease Rev Dept of Corrections CA
          St Prison D Susanville (MBIA Insd)..........................   5.375    06/01/18      10,100,000
 16,770   Capistrano, CA Uni Pub Fin Auth Spl Tax Rev First Lien Ser A
          Rfdg (AMBAC Insd)...........................................   5.700    09/01/16      17,834,224
  3,000   Chino, CA Ctfs Partn Redev Agy (MBIA Insd)..................   6.200    09/01/18       3,305,340
    220   Concord, CA Redev Agy Tax Alloc Cent Concord Redev Proj Ser
          3 (BIGI Insd)...............................................   8.000    07/01/18         228,785
    805   Corona Norco, CA Uni Sch Dist Lease Rev Partn Insd Land
          Acquis Ser A (FSA Insd).....................................   6.000    04/15/19         870,350
  1,250   Cucamonga, CA Cnty Wtr Dist Ctfs Partn Fac Refin (FGIC
          Insd).......................................................   6.300    09/01/12       1,350,388
    425   Earlimart, CA Elem Sch Dist Ser 1 (AMBAC Insd)..............   6.700    08/01/21         527,599
  5,675   Escondido, CA Jt Pwrs Fin Auth Lease Rev CA Cent for the
          Arts Rfdg (AMBAC Insd)......................................       *    09/01/17       1,761,350
  6,500   Grossmont, CA Union High Sch Dist Ctfs Partn (MBIA Insd)....       *    11/15/21       1,406,665
  1,610   Hayward, CA Ctfs Partn Civic Cent Proj (MBIA Insd)..........   5.250    08/01/26       1,613,816
  1,000   La Habra, CA Ctfs Partn Pk La Habra & Viewpark Proj (FSA
          Insd).......................................................   6.500    11/01/12       1,099,310
  7,000   La Habra, CA Ctfs Partn Pk La Habra & Viewpark Proj (FSA
          Insd).......................................................   6.625    11/01/22       7,732,760
  4,000   Long Beach, CA Redev Agy Tax Alloc Sub Redev Proj (AMBAC
          Insd).......................................................   5.125    04/01/17       3,989,960
  3,500   Los Angeles Cnty, CA Cap Asset Lease Corp Leasehold Rev Rfdg
          (AMBAC Insd)................................................   6.000    12/01/16       3,774,085
 13,480   Los Angeles Cnty, CA Metro Tran Prop A Second Tier Rfdg
          (MBIA Insd).................................................   6.000    07/01/21      14,629,305
  3,000   Los Angeles, CA Cmnty Redev Agy Tax Alloc Bunker Hill Ser H
          Rfdg (FSA Insd).............................................   6.500    12/01/14       3,361,260
  1,830   Los Angeles, CA Ser A (FGIC Insd)...........................   6.125    09/01/13       1,994,535
  2,500   Madera Cnty, CA Ctfs Partn Vly Children's Hosp (MBIA
          Insd).......................................................   6.125    03/15/23       2,731,875
  7,500   Manteca, CA Redev Agy Tax Alloc Redev Proj No 1 Ser A Rfdg
          (MBIA Insd).................................................   6.700    10/01/21       8,350,050
  1,290   Martinez, CA Uni Sch Dist Guar Ctfs Elig Rfdg (FSA Insd)....   6.000    08/01/09       1,370,715

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$ 2,000   MSR Pub Pwr Agy CA San Juan Proj Rev Ser F Rfdg (AMBAC
          Insd).......................................................   6.000%   07/01/20  $    2,153,700
  1,755   New Haven, CA Uni Sch Dist Cap Apprec Ser D (FGIC Insd).....       *    08/01/12         804,685
 13,610   Norco, CA Redev Agy Tax Alloc Norco Redev Proj Area No 1
          Rfdg (MBIA Insd)............................................   6.250    03/01/19      14,779,643
  1,500   North City West, CA Sch Fac Fin Auth Spl Tax Ser B Rfdg (FSA
          Insd).......................................................   6.000    09/01/19       1,636,095
  2,860   Orange Cnty, CA Ctfs Partn Juvenile Justice Cent Fac Rfdg
          (AMBAC Insd)................................................   6.000    06/01/17       3,068,637
  3,000   Palmdale CA Sch Dist Ctfs Partn Rfdg & Sch Bldg Proj (FSA
          Insd).......................................................   5.000    10/01/17       2,959,020
  2,760   Palmdale, CA Civic Auth Rev Merged Redev Proj Areas Ser A
          (MBIA Insd).................................................   6.000    09/01/15       3,130,006
  2,160   Paramount, CA Redev Agy Tax Alloc (MBIA Insd)...............   6.250    08/01/11       2,371,637
  2,295   Paramount, CA Redev Agy Tax Alloc (MBIA Insd)...............   6.250    08/01/12       2,519,864
  2,435   Paramount, CA Redev Agy Tax Alloc (MBIA Insd)...............   6.250    08/01/13       2,673,581
  2,585   Paramount, CA Redev Agy Tax Alloc (MBIA Insd)...............   6.250    08/01/14       2,838,278
  2,750   Paramount, CA Redev Agy Tax Alloc (MBIA Insd)...............   6.250    08/01/15       3,019,445
  2,000   Perris, CA Pub Fin Auth Local Agy Rev Parity Ser F (FSA
          Insd).......................................................   5.850    09/01/24       2,145,920
  1,400   Reedley, CA Pub Fin Auth Lease Rev Wastewtr Treatment Plant
          Proj (AMBAC Insd)...........................................   6.050    05/01/15       1,490,258
  4,000   Sacramento, CA Muni Util Dist Elec Rev Ser A Rfdg (MBIA
          Insd).......................................................   5.750    08/15/13       4,181,560
 13,800   San Bernardino Cnty, CA Ctfs Partn Ser B (Embedded Swap)
          (MBIA Insd).................................................   7.040    07/01/16      14,624,136
  5,000   San Joaquin Hills, CA Tran Corridor Agy Toll Rd Rev Ser A
          Rfdg (MBIA Insd)............................................   5.375    01/15/29       5,076,850
  1,000   San Jose, CA Fin Auth Rev Convention Cent Proj Ser C Rfdg
          (FSA Insd)..................................................   6.300    09/01/09       1,087,420
  2,500   Santa Clara Cnty, CA Fin Auth Lease Rev VMC Fac Replacement
          Proj Ser A (Prerefunded @ 11/15/04) (AMBAC Insd)............   6.875    11/15/14       2,935,675
  1,000   Santa Rosa, CA Wastewtr Svc Fac Dist Rfdg & Impt (AMBAC
          Insd).......................................................   6.200    07/02/09       1,088,990
  2,000   Santa Rosa, CA Wtr Rev Ser B Rfdg (FGIC Insd)...............   6.200    09/01/09       2,165,020
  2,510   Solano Cnty, CA Ctfs Partn Solano Park Hosp Proj (FSA
          Insd).......................................................   5.750    08/01/14       2,667,904
 12,600   Southern CA Pub Pwr Auth Transmission Proj Rev (FSA Insd)...   6.000    07/01/12      13,502,916
  3,370   Stockton, CA Pub Fin Auth Rev Ser A Rfdg (FSA Insd).........   5.875    09/02/16       3,666,021
  2,500   Temecula Vly, CA Uni Sch Dist Ctfs Partn Rfdg (FSA Insd)....   6.000    09/01/25       2,723,125
  1,000   Temecula Vly, CA Uni Sch Dist Ser B Rfdg (FGIC Insd)........   6.000    09/01/12       1,078,240
  2,460   Torrance, CA Hosp Rev Torrance Mem Hosp Rfdg (MBIA Insd)....   6.750    01/01/12       2,489,987
  3,845   Vista, CA Uni Sch Dist Ctfs Partn Ser A Rfdg (FSA Insd).....       *    11/01/17       1,230,861
  2,000   William S Hart CA Jt Sch Fin Auth Spl Tax Rev Cmnty Fac Rfdg
          (FSA Insd)..................................................   6.500    09/01/14       2,271,240
                                                                                            --------------
                                                                                               225,885,784
                                                                                            --------------
          COLORADO  5.0%
 12,750   Colorado Hlth Fac Auth Rev PSL Hlth Sys Proj Ser A
          (Prerefunded @ 02/15/01) (FSA Insd).........................   7.250    02/15/16      14,153,520
  2,090   Colorado Hlth Fac Auth Rev Sisters of Charity Hlthcare Ser A
          (MBIA Insd).................................................   6.000    05/15/13       2,188,272
  1,000   Colorado Wtr Res & Pwr Dev Auth Small Wtr Res Rev Ser A
          (Prerefunded @ 11/01/00) (FGIC Insd)........................   7.400    11/01/10       1,090,000
 17,750   Denver, CO City & Cnty Arpt Rev Ser A (MBIA Insd)...........   5.700    11/15/25      18,679,390
  5,500   Denver, CO City & Cnty Arpt Rev Ser D Rfdg (MBIA Insd)......   5.500    11/15/25       5,681,500
     10   Jefferson Cnty, CO Single Family Mtg Rev Ser A Rfdg (MBIA
          Insd).......................................................   8.875    10/01/13          10,737
  2,050   Thornton, CO Rfdg (FGIC Insd)...............................       *    12/01/11       1,046,545
  1,100   Thornton, CO Rfdg (FGIC Insd)...............................       *    12/01/15         446,985
  9,000   University of CO Hosp Auth Hosp Rev Ser A (Prerefunded @
          11/15/02) (AMBAC Insd)......................................   6.250    11/15/12       9,950,940
  8,600   University of CO Hosp Auth Hosp Rev Ser A (Prerefunded @
          11/15/02) (AMBAC Insd)......................................   6.400    11/15/22       9,564,920
  2,500   University of CO Hosp Auth Hosp Rev Ser A Rfdg (AMBAC
          Insd).......................................................   5.000    11/15/11       2,531,375
  2,000   Westminster, CO Wtr & Wastewtr Util Enterprise Rev (AMBAC
          Insd).......................................................   6.250    12/01/14       2,205,960
                                                                                            --------------
                                                                                                67,550,144
                                                                                            --------------
          DISTRICT OF COLUMIBA  0.0%
    250   District of Columbia Ser B Rfdg (MBIA Insd).................       *    06/01/04         187,900
                                                                                            --------------
          FLORIDA  3.2%
  1,350   Dade Cnty, FL Sch Brd Ctfs Partn Ser A (AMBAC Insd).........   5.500    05/01/25       1,386,302
  1,010   Dade Cnty, FL Seaport Rev Ser E Rfdg (MBIA Insd) (b)........   8.000    10/01/03       1,204,728

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$   690   Dade Cnty, FL Seaport Rev Ser E Rfdg (MBIA Insd)............   8.000%   10/01/04  $      840,165
  1,180   Dade Cnty, FL Seaport Rev Ser E Rfdg (MBIA Insd)............   8.000    10/01/05       1,464,616
  1,275   Dade Cnty, FL Seaport Rev Ser E Rfdg (MBIA Insd)............   8.000    10/01/06       1,610,019
  1,375   Dade Cnty, FL Seaport Rev Ser E Rfdg (MBIA Insd)............   8.000    10/01/07       1,760,096
  2,095   Dade Cnty, FL Util Pub Impt Rfdg (FGIC Insd)................  12.000    10/01/04       3,019,628
    210   Duval Cnty, FL Hsg Fin Auth Single Family Mtg Rev Ser C
          (FGIC Insd).................................................   7.650    09/01/10         223,778
    915   Duval Cnty, FL Hsg Fin Auth Single Family Mtg Rev Ser C
          (FGIC Insd).................................................   7.700    09/01/24         973,569
  1,410   Florida St Dept Corrections Ctfs Partn Okeechobee
          Correctional (AMBAC Insd)...................................   6.250    03/01/15       1,555,427
  2,000   Indian River Cnty, FL Hosp Rev Rfdg (FSA Insd)..............   6.100    10/01/18       2,204,180
  1,000   Key West, FL Util Brd Elec Rev Ser D (AMBAC Insd)...........       *    10/01/13         458,350
  4,000   Lee Cnty, FL Hosp Brd Dir Hosp Rev (Inverse Fltg) (MBIA
          Insd).......................................................   9.266    04/01/20       4,750,000
  6,000   Orange Cnty, FL Hlth Fac Auth Rev (Inverse Fltg) (MBIA
          Insd).......................................................   8.695    10/29/21       7,200,000
  2,000   Palm Beach Cnty, FL Sch Brd Ctfs Partn Ser A (Prerefunded @
          08/01/04) (AMBAC Insd)......................................   6.375    08/01/15       2,258,020
  1,090   Sarasota Cnty, FL Util Sys Rev (Prerefunded @ 10/01/04)
          (FGIC Insd).................................................   6.500    10/01/14       1,249,413
 10,000   Tallahassee, FL Hlth Fac Rev Tallahassee Mem Regl Med Ser A
          Rfdg (MBIA Insd)............................................   6.625    12/01/13      11,289,100
                                                                                            --------------
                                                                                                43,447,391
                                                                                            --------------
          GEORGIA  3.0%
  1,250   Atlanta, GA Ctfs Partn Atlanta Pretrial Detention Cent (MBIA
          Insd).......................................................   6.250    12/01/08       1,371,950
  1,750   Atlanta, GA Ctfs Partn Atlanta Pretrial Detention Cent (MBIA
          Insd).......................................................   6.250    12/01/17       1,909,338
  6,500   Georgia Muni Elec Auth Pwr Rev Genl Ser B (BIGI Insd).......       *    01/01/07       4,324,320
  4,750   Georgia Muni Elec Auth Pwr Rev Genl Ser B (BIGI Insd).......       *    01/01/08       3,002,522
 15,550   Municipal Elec Auth GA Spl Oblig Fifth Crossover Ser Proj
          One (AMBAC Insd)............................................   6.400    01/01/13      18,097,712
 10,000   Municipal Elec Auth GA Spl Oblig Fifth Crossover Ser Proj
          One (MBIA Insd).............................................   6.500    01/01/17      11,874,100
                                                                                            --------------
                                                                                                40,579,942
                                                                                            --------------
          HAWAII  1.0%
 12,785   Hawaii St Arpt Sys Rev Ser 1993 Rfdg (MBIA Insd)............   6.400    07/01/08      14,203,496
                                                                                            --------------
          ILLINOIS  16.8%
  1,000   Berwyn, IL (MBIA Insd)......................................   7.000    11/15/10       1,089,000
  3,255   Bolingbrook, IL Pk Dist Pk Alt Rev (MBIA Insd)..............   5.125    01/01/15       3,258,776
  2,645   Boone, McHenry & Dekalb Cntys, IL Cmnty Unit Schl Dist No
          100 (FSA Insd)..............................................       *    12/01/12       1,249,710
  2,625   Boone, McHenry & Dekalb Cntys, IL Cmnty Unit Schl Dist No
          100 (FSA Insd)..............................................       *    12/01/14       1,112,422
  5,000   Chicago, IL (FGIC Insd).....................................   5.500    01/01/21       5,155,200
  1,700   Chicago, IL Brd of Ed Chicago Schl Reform Ser A (AMBAC
          Insd).......................................................   5.250    12/01/22       1,697,569
 10,000   Chicago, IL Brd of Ed Chicago Schl Reform Ser A (AMBAC
          Insd).......................................................   5.250    12/01/30       9,952,900
  1,400   Chicago, IL Brd of Ed Chicago Sch Reform (AMBAC Insd).......   5.750    12/01/20       1,486,884
 25,725   Chicago, IL Brd of Ed Chicago Sch Reform (MBIA Insd)........   6.000    12/01/26      28,043,337
 16,000   Chicago, IL Brd of Ed Chicago Sch Reform (AMBAC Insd).......   5.750    12/01/27      16,963,520
  2,720   Chicago, IL Pub Bldg Comm Bldg Rev Chicago Transit Auth
          (AMBAC Insd)................................................   6.600    01/01/15       3,030,406
  3,480   Chicago, IL Pub Bldg Comm Bldg Rev Ser A (MBIA Insd)........       *    01/01/06       2,429,040
  3,105   Chicago, IL Pub Bldg Comm Bldg Rev Ser A (MBIA Insd)........       *    01/01/07       2,062,962
  5,400   Chicago, IL Skyway Toll Brdg Rev (MBIA Insd)................   5.500    01/01/23       5,557,248
  2,000   Chicago, IL Wastewtr Transmission Rev (FGIC Insd)...........   5.125    01/01/25       1,972,660
  1,000   Cook Cnty, IL Ser B Rfdg (MBIA Insd)........................   5.000    11/15/12       1,003,500
  4,750   Cook Cnty, IL Ser B Rfdg (MBIA Insd)........................   5.000    11/15/14       4,718,175
  1,000   Cook Cnty, IL Cmnty College Dist No 508 Chicago Ctfs Partn
          (FGIC Insd) (b).............................................   8.400    01/01/01       1,120,110
  5,550   Cook Cnty, IL Cmnty College Dist No 508 Chicago Ctfs Partn
          (FGIC Insd).................................................   8.750    01/01/03       6,656,670
  8,460   Cook Cnty, IL Cmnty College Dist No 508 Chicago Ctfs Partn
          (FGIC Insd).................................................   8.750    01/01/04      10,399,793
  2,460   Cook Cnty, IL Cmnty College Dist No 508 Chicago Ctfs Partn
          (FGIC Insd).................................................   8.750    01/01/05       3,094,483
  3,500   Cook Cnty, IL Cmnty College Dist No 508 Chicago Ctfs Partn
          (FGIC Insd).................................................   8.750    01/01/07       4,580,275
  1,280   Cook Cnty, IL Cmnty High Sch Dist No 233 Homewood & Flossmor
          (AMBAC Insd)................................................       *    12/01/05         897,843

                                               See Notes to Financial Statements

                               December 31, 1997
-------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$ 8,280   Cook Cnty, IL Cnty Juvenile Detention Ser A (AMBAC Insd)....       *    11/01/08  $    5,008,323
  1,505   Cook Cnty, IL Schl Dist No 100 Berwyn South (FSA Insd)......   8.200%   12/01/14       2,065,191
  1,775   Cook Cnty, IL Schl Dist No 100 Berwyn South (FSA Insd)......   8.100    12/01/16       2,444,335
  2,275   Des Plaines, IL Hosp Fac Rev Holy Family Hosp Rfdg (AMBAC
          Insd).......................................................   9.250    01/01/14       2,355,194
  1,215   Evanston, IL Residential Mtg Rev (AMBAC Insd)...............   6.375    01/01/09       1,290,415
 10,000   Illinois Dev Fin Auth Pollutn Ctl Rev Comwlth Edison Co Proj
          Ser D Rfdg (AMBAC Insd).....................................   6.750    03/01/15      11,266,700
 35,000   Illinois Dev Fin Auth Pollutn Ctl Rev IL Pwr Co Proj Ser A
          First Mtg Rfdg (MBIA Insd)..................................   7.400    12/01/24      40,804,750
  2,000   Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch 205 (FSA
          Insd).......................................................   6.650    02/01/11       2,383,460
  5,025   Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch 205 Rfdg
          (FSA Insd)..................................................   6.650    02/01/12       5,714,581
  2,100   Illinois Hlth Fac Auth Rev Ancilla Sys Inc Ser B (MBIA
          Insd).......................................................   5.250    07/01/22       2,085,678
  1,103   Illinois Hlth Fac Auth Rev Cmnty Prov Pooled Pgm Ser B (MBIA
          Insd).......................................................   7.900    08/15/03       1,117,714
    220   Illinois Hlth Fac Auth Rev Cmnty Prov Pooled Pgm Ser B Rfdg
          (MBIA Insd).................................................   7.900    08/15/03         251,702
  5,000   Illinois Hlth Fac Auth Rev Hosp Sisters Svcs (Inverse Fltg)
          (MBIA Insd).................................................   9.217    06/19/15       5,993,750
  5,000   Illinois Hlth Fac Auth Rev Methodist Hlth Proj (Inverse
          Fltg) (AMBAC Insd)..........................................   9.740    05/18/21       5,912,500
  3,400   Illinois Hlth Fac Auth Rev Rush Presbyterian Saint Luke Hosp
          (Inverse Fltg) (MBIA Insd)..................................   9.716    10/01/24       4,054,500
  3,000   Illinois Hlth Fac Auth Rev Sarah Bush Lincoln Hlth Rfdg
          (AMBAC Insd)................................................   6.000    01/01/27       3,224,070
  3,150   Kendall Kane Cnty, IL Sch 308 Ser A (FSA Insd)..............   5.000    10/01/13       3,169,593
  6,110   Rosemont, IL Tax Increment 3 (FGIC Insd)....................       *    12/01/06       4,062,478
  3,000   Rosemont, IL Tax Increment 3 (FGIC Insd)....................       *    12/01/07       1,896,210
  1,285   Saint Clair Cnty, IL Ctfs Partn (MBIA Insd).................   8.000    12/01/05       1,591,550
  1,185   Saint Clair Cnty, IL Ctfs Partn Indl Dev Rev (MBIA Insd)....   8.000    12/01/04       1,441,067
  1,500   Will Cnty, IL Cmnty Unit Sch Dist No 201 Ser C (FSA Insd)...       *    10/01/13         674,445
  1,000   Will Cnty, IL Cmnty Unit Sch Dist No 201 Ser C (FSA Insd)...       *    10/01/14         427,380
  2,000   Winnebago & Boone Cntys, IL Sch Dist No 205 Rockford Ctfs
          Partn (FSA Insd)............................................   5.500    01/01/11       2,116,820
                                                                                            --------------
                                                                                               228,884,889
                                                                                            --------------
          INDIANA 1.8%
  7,000   Delaware Cnty, IN Hosp Auth Rev Cardinal Hlth Sys Oblig Rfdg
          (AMBAC Insd) (a)............................................   5.000    08/01/16       6,848,870
  2,000   Indiana Bond Bank Spl Pgm Ser A (AMBAC Insd)................   9.750    08/01/09       2,682,000
  3,840   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Hosps of IN
          (Prerefunded @ 07/01/01) (MBIA Insd)........................   7.000    07/01/21       4,262,976
  5,000   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Hosps Proj Rfdg &
          Impt (MBIA Insd)............................................   6.400    05/01/12       5,415,200
  1,400   Marion Cnty, IN Convention & Rectl Fac Auth Excise Tax Rev
          (MBIA Insd) (a).............................................   5.000    06/01/15       1,384,866
  1,000   Marion Cnty, IN Convention & Rectl Fac Auth Excise Tax Rev
          Lease Rental Ser A (AMBAC Insd) (a).........................   7.000    06/01/21       1,099,500
  1,000   Saint Joseph Cnty, IN Hosp Auth Hosp Fac Rev Mem Hosp South
          Bend Proj (MBIA Insd).......................................   6.250    08/15/12       1,088,880
  1,000   Saint Joseph Cnty, IN Hosp Auth Hosp Fac Rev Mem Hosp South
          Bend Ser A Rfdg (MBIA Insd).................................   7.000    08/15/20       1,096,840
    750   Vincennes, IN Cmnty Sch Bldg Corp (FSA Insd)................   5.000    07/01/15         748,702
                                                                                            --------------
                                                                                                24,627,834
                                                                                            --------------
          KANSAS  3.1%
 38,750   Burlington, KS Pollutn Ctl Rev KS Gas & Elec Co Proj Rfdg
          (MBIA Insd) (b).............................................   7.000    06/01/31      42,346,775
                                                                                            --------------
          KENTUCKY  0.2%
     50   Kentucky Cntys Single Family Mtg Presbyterian Homes Ser A
          Rfdg (MBIA Insd)............................................   8.625    09/01/15          51,116
  2,000   Kentucky Econ Dev Fin Auth Hosp Fac Rev Rfdg (Connie Lee
          Insd).......................................................   5.700    02/01/28       2,105,740
                                                                                            --------------
                                                                                                 2,156,856
                                                                                            --------------
          LOUISIANA  1.7%
  4,065   Calcasieu Parish, LA Mem Hosp Svcs Dist Hosp Rev Lake
          Charles Mem Hosp Proj Ser A (Connie Lee Insd)...............   6.375    12/01/12       4,724,668
  5,530   Calcasieu Parish, LA Mem Hosp Svcs Dist Hosp Rev Lake
          Charles Mem Hosp Proj Ser A (Connie Lee Insd)...............   6.500    12/01/18       6,546,912
    310   Louisiana Pub Fac Auth Rev Med Cent LA at New Orleans Proj
          (Connie Lee Insd)...........................................   6.250    10/15/10         330,637
  4,150   Louisiana Pub Fac Auth Rev Pgm Hlth & Edl Cap Fac Our Lady
          Med Cent Ser C (BIGI Insd) (b)..............................   8.200    12/01/15       4,384,018

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          LOUISIANA (CONTINUED)
$ 5,000   Louisiana Pub Fac Auth Rev Tulane Univ of LA (AMBAC Insd)...   6.050%   10/01/25  $    5,511,650
 10,000   New Orleans, LA Home Mtg Auth Single Family Mtg Rev 1985 Ser
          A (MBIA Insd)...............................................       *    09/15/16       1,494,300
                                                                                            --------------
                                                                                                22,992,185
                                                                                            --------------
          MAINE  0.4%
  2,750   Easton, ME Indl Dev McCain Food Inc Proj Ser 1985 (AMBAC
          Insd).......................................................   9.200    08/01/99       2,759,487
  1,750   Maine Hlth & Higher Edl Fac Auth Rev Ser B (FSA Insd).......   7.100    07/01/14       2,019,448
                                                                                            --------------
                                                                                                 4,778,935
                                                                                            --------------
          MASSACHUSETTS  1.0%
  1,700   Massachusetts St Hlth & Edl Fac Auth Rev Mt Auburn Hosp Ser
          B1 (MBIA Insd)..............................................   6.250    08/15/14       1,873,349
  1,000   Massachusetts St Hlth & Edl Fac Auth Rev Univ Hosp Ser C
          (MBIA Insd).................................................   7.250    07/01/19       1,083,970
  5,000   Massachusetts St Indl Fin Agy Rev Suffolk Univ (AMBAC
          Insd).......................................................   5.250    07/01/27       5,012,850
  3,250   Massachusetts St Wtr Res Auth Genl Ser A (FGIC Insd)........   5.500    11/01/21       3,354,195
  1,920   Worcester, MA (MBIA Insd)...................................   5.000    08/01/17       1,900,992
                                                                                            --------------
                                                                                                13,225,356
                                                                                            --------------
          MICHIGAN  3.0%
  2,325   Bay City, MI (AMBAC Insd)...................................       *    06/01/15         968,804
  1,000   Bay City, MI (AMBAC Insd)...................................       *    06/01/16         393,430
  3,250   Central MI Univ Rev (FGIC Insd).............................   5.625    10/01/22       3,389,880
  1,100   Central MI Univ Rev (FGIC Insd).............................   5.500    10/01/26       1,133,803
  2,245   Detroit, MI Ser A (MBIA Insd)...............................   5.000    04/01/13       2,237,704
  2,795   Detroit, MI Ser A (MBIA Insd)...............................   5.000    04/01/14       2,775,742
  3,000   Detroit, MI Ser A (MBIA Insd)...............................   5.000    04/01/18       2,954,700
  2,195   Detroit, MI Ser B Rfdg (MBIA Insd)..........................   5.000    04/01/14       2,167,914
  2,000   Durand, MI Area Schs (FGIC Insd)............................   5.375    05/01/23       2,026,940
  5,000   Ecorse, MI Pub Sch Dist (FGIC Insd).........................   5.500    05/01/27       5,165,800
  3,000   Lake Shore, MI Pub Schs Macomb Cnty (FSA Insd)..............   5.500    05/01/20       3,085,770
 21,000   Livonia, MI Pub Sch Dist Ser II (FGIC Insd).................       *    05/01/21       5,316,780
  5,000   Michigan St Hosp Fin Auth Rev Hosp Sparrow Oblig Group (MBIA
          Insd).......................................................   6.000    11/15/36       5,437,000
  2,000   Michigan St Hsg Dev Auth Rental Hsg Rev Ser B (Embedded
          Swap) (AMBAC Insd)..........................................   4.510    04/01/04       2,009,100
  5,000   Mount Clemens, MI Cmnty Sch Dist Cap Apprec (Prerefunded @
          05/01/07) (MBIA Insd).......................................       *    05/01/17       1,650,350
                                                                                            --------------
                                                                                                40,713,717
                                                                                            --------------
          MINNESOTA  0.5%
  1,000   Brainerd, MN Rev Evangelical Lutheran Ser B Rfdg (FSA
          Insd).......................................................   6.650    03/01/17       1,096,190
  5,600   Minneapolis-Saint Paul, MN Hsg & Redev Auth Hlthcare Sys Rev
          Hlth One Ser A (MBIA Insd)..................................   7.400    08/15/11       6,114,248
                                                                                            --------------
                                                                                                 7,210,438
                                                                                            --------------
          MISSISSIPPI  0.1%
  1,000   Harrison Cnty, MS Wastewtr Mgmt Dist Rev Wastewtr Treatment
          Fac Ser A Rfdg (FGIC Insd)..................................   8.500    02/01/13       1,382,600
                                                                                            --------------
          MISSOURI  0.8%
  2,700   Central MO St Univ Rev Hsg Sys (Prerefunded @ 07/01/01)
          (MBIA Insd).................................................   7.000    07/01/14       2,998,350
  2,545   Green Cnty, MO Single Family Mtg Rev (AMBAC Insd)...........       *    12/01/16         400,736
  5,650   Missouri St Hlth & Edl Fac Auth Hlth Fac Rev SSM Hlthcare
          Proj Rfdg (MBIA Insd).......................................   6.250    06/01/16       6,115,673
  1,000   Missouri St Hlth & Edl Fac Auth Rev Saint Luke's Hosp KC
          Proj Rfdg & Impt (Prerefunded @ 11/15/01) (MBIA Insd).......   7.000    11/15/13       1,119,310
    260   Saint Louis Cnty, MO Single Family Mtg Rev (AMBAC Insd).....   9.250    10/01/16         278,265
                                                                                            --------------
                                                                                                10,912,334
                                                                                            --------------
          NEBRASKA  0.2%
  1,250   Douglas Cnty, NE Hosp Auth No 1 Rev Immanuel Med Cent Inc
          Rfdg (Prerefunded @ 09/01/01) (AMBAC Insd)..................   6.900    09/01/11       1,388,350
  1,500   Douglas Cnty, NE Hosp Auth No 1 Rev Immanuel Med Cent Inc
          Rfdg (Prerefunded @ 09/01/01) (AMBAC Insd)..................   7.000    09/01/21       1,671,075
                                                                                            --------------
                                                                                                 3,059,425
                                                                                            --------------

                                               See Notes to Financial Statements

                               December 31, 1997
-------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          NEVADA  1.0%
$ 1,000   Carson City, NV Hosp Rev Ser B (AMBAC Insd).................   5.400%   03/01/17  $    1,016,980
  2,000   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Ser C Rfdg (AMBAC
          Insd).......................................................   7.200    10/01/22       2,244,340
  3,030   Reno, NV Hosp Rev Dates Saint Mary's Hosp Inc Ser B
          (Prerefunded @ 01/01/00) (BIGI Insd)........................   7.750    07/01/15       3,244,645
  4,525   Reno, NV Hosp Rev Dates Saint Mary's Hosp Inc Ser C
          (Prerefunded @ 01/01/00) (BIGI Insd)........................   7.750    07/01/15       4,931,209
  3,720   Washoe Cnty, NV Rfdg & Impt (MBIA Insd).....................       *    07/01/07       2,408,217
                                                                                            --------------
                                                                                                13,845,391
                                                                                            --------------
          NEW HAMPSHIRE  0.6%
  5,000   New Hampshire Higher Edl & Hlth Fac Auth Rev (AMBAC Insd)...   6.000    10/01/26       5,402,800
  2,500   New Hampshire St Tpk Sys Rev Rfdg (Inverse Fltg) (FGIC
          Insd).......................................................   9.627    11/01/17       3,365,625
                                                                                            --------------
                                                                                                 8,768,425
                                                                                            --------------
          NEW JERSEY  1.0%
  5,500   Howell Twp, NJ Rfdg (FGIC Insd).............................   6.800    01/01/14       6,065,345
  3,625   Morristown, NJ Rfdg (FSA Insd)..............................   6.400    08/01/14       4,097,410
  3,940   New Jersey St Hsg & Mtg Fin Agy Rev Home Mtg Ser B (MBIA
          Insd).......................................................   8.100    10/01/17       4,077,388
                                                                                            --------------
                                                                                                14,240,143
                                                                                            --------------
          NEW YORK  7.5%
  8,000   Metropolitan Tran Auth NY Commuter Fac Rev Ser A (MBIA
          Insd).......................................................   5.625    07/01/27       8,376,240
  2,090   New York City Ser G (MBIA Insd).............................   5.750    02/01/14       2,237,052
  4,350   New York City Indl Dev Agy Civic Fac Rev USTA Natl Tennis
          Cent Proj (FSA Insd)........................................   6.375    11/15/14       4,855,687
     50   New York City Ser C Subser C1 (FSA Insd)....................   6.250    08/01/09          54,610
 18,000   New York City Ser G (FGIC Insd).............................   5.750    02/01/14      19,266,480
  3,000   New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm Ser A
          (FSA Insd)..................................................   5.500    05/15/25       3,081,540
  3,950   New York St Dorm Auth Rev City Univ Sys Ser C (FGIC Insd)...   7.000    07/01/14       4,280,102
  5,000   New York St Dorm Auth Rev City Univ Sys Third Resolution
          (AMBAC Insd)................................................   6.250    07/01/18       5,554,300
  4,700   New York St Dorm Auth Rev Insd Pace Univ Rfdg (MBIA Insd)...   5.750    07/01/26       4,988,580
  6,000   New York St Dorm Auth Rev Lib Fac Svc Contract (CAPMAC
          Insd).......................................................   5.250    07/01/19       6,009,600
    170   New York St Med Care Fac Fin Agy Rev IBC Mental Hlth Svcs
          Ser A (MBIA Insd)...........................................   7.750    08/15/10         184,651
  1,000   New York St Med Care Fac Fin Agy Rev Mental Hlth Svcs Ser E
          (FSA Insd)..................................................   6.500    08/15/15       1,117,270
 28,535   New York St Med Care Fac Fin Agy Rev NY Hosp Mtg Ser A
          (AMBAC Insd) (b)............................................   6.750    08/15/14      32,355,836
  3,400   New York St Muni Bond Bank Agy Spl Pgm Rev Rochester Ser A
          (MBIA Insd) (b).............................................   6.625    03/15/06       3,740,204
  1,500   New York St Twy Auth Hwy & Brdg Trust Fund Ser B (FGIC
          Insd).......................................................   6.000    04/01/14       1,623,285
  1,500   New York St Urban Dev Corp Rev Correctional Fac Rfdg (AMBAC
          Insd).......................................................   5.250    01/01/18       1,506,105
  1,975   New York, NY Ser B1 (MBIA Insd).............................   6.950    08/15/12       2,264,022
     25   New York, NY Ser B1 (Prerefunded @ 08/15/04) (MBIA Insd)....   6.950    08/15/12          29,047
                                                                                            --------------
                                                                                               101,524,611
                                                                                            --------------
          NORTH CAROLINA  0.1%
  1,250   Franklin Cnty, NC Ctfs Partn Jail & Sch Projs (FGIC Insd)...   6.625    06/01/14       1,396,763
                                                                                            --------------
          NORTH DAKOTA  0.8%
  4,595   Grand Forks, ND Sales Tax Rev Aurora Proj Ser A (MBIA
          Insd).......................................................   5.625    12/15/29       4,752,379
  5,000   Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly Station Rfdg
          (AMBAC Insd)................................................   7.200    06/30/13       6,115,600
                                                                                            --------------
                                                                                                10,867,979
                                                                                            --------------
          OHIO  2.3%
  3,600   Akron Bath Copley, OH St Twp Hosp Dist Rev Akron Genl Med
          Cent Proj (Prerefunded @ 01/01/02) (AMBAC Insd).............   6.500    01/01/19       3,976,272
  1,000   Akron Bath Copley, OH St Twp Hosp Dist Rev Children's Hosp
          Med Cent Akron (Prerefunded @ 11/15/00) (AMBAC Insd)........   7.450    11/15/20       1,108,870
  5,000   Clermont Cnty, OH Hosp Fac Rev Muni (Inverse Fltg) (AMBAC
          Insd).......................................................   9.681    10/05/21       6,050,000
  2,010   Cleveland, OH (Prerefunded @ 11/15/04) (MBIA Insd)..........   6.500    11/15/09       2,303,942
  2,285   Cleveland, OH (Prerefunded @ 11/15/04) (MBIA Insd)..........   6.500    11/15/10       2,619,159
 11,350   Franklin Cnty, OH Convention Fac Auth Tax Lease Rev Antic
          (MBIA Insd) (a).............................................   5.000    12/01/27      11,142,068

                                               See Notes to Financial Statements

                               December 31, 1997
------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          OHIO (CONTINUED)
$ 1,500   Ohio St Air Quality Dev Auth Rev Pollutn Ctl Cleveland Co
          Proj Rfdg (FGIC Insd).......................................   8.000%   12/01/13  $    1,736,505
  2,500   Ohio St Air Quality Dev Auth Rev Pollutn Ctl OH Edison Ser A
          Rfdg (FGIC Insd)............................................   7.450    03/01/16       2,702,300
                                                                                            --------------
                                                                                                31,639,116
                                                                                            --------------
          OKLAHOMA  0.8%
  1,760   McAlester, OK Pub Wks Auth Rev Rfdg & Impt (FSA Insd).......   5.250    12/01/20       1,765,086
  1,000   Norman, OK Regl Hosp Auth Hosp Rev (Prerefunded @ 09/01/01)
          (MBIA Insd).................................................   6.900    09/01/21       1,110,680
  3,300   Oklahoma Hsg Fin Agy Single Family Rev Mtg Ser A (MBIA
          Insd).......................................................   7.200    03/01/11       3,496,845
  4,400   Oklahoma St Inds Auth Rev Hlth Sys Integris Baptist Rfdg
          (AMBAC Insd)................................................   5.000    08/15/14       4,352,788
                                                                                            --------------
                                                                                                10,725,399
                                                                                            --------------
          OREGON  0.1%
  1,000   Wasco Cnty, OR Vets Home (FSA Insd).........................   6.200    06/01/13       1,097,960
                                                                                            --------------
          PENNSYLVANIA  6.7%
 12,930   Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Cent Univ
          Pittsburgh Med Cent Sys (MBIA Insd).........................   5.375    12/01/25      13,033,181
  4,875   Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy Hlth
          Sys Inc (AMBAC Insd)........................................   5.625    08/15/26       5,058,300
  2,500   Beaver Cnty, PA (MBIA Insd).................................   5.300    10/01/26       2,513,025
  2,985   Butler, PA Area Sch Dist Cap Apprec (FGIC Insd).............       *    11/15/23         701,833
  5,650   Butler, PA Area Sch Dist Cap Apprec (FGIC Insd).............       *    11/15/26       1,105,988
 31,250   Dauphin Cnty, PA Genl Auth Hlth Sys Rev Pinnacle Hlth Sys
          Proj Rfdg (MBIA Insd).......................................   5.500    05/15/27      32,153,437
  2,000   Dauphin Cnty, PA Genl Auth Hosp Rev Hapsco Phoenixville Hosp
          Proj Ser B (FGIC Insd)......................................   6.125    07/01/10       2,228,380
  1,295   Deer Lakes Sch Dist PA Ser A (FSA Insd).....................   5.250    01/15/17       1,310,087
  1,000   Emmaus, PA Genl Auth Rev Var Loc Govt Bond Pool Pgm Ser B
          Var Rate Cpn (BIGI Insd)....................................   8.000    05/15/18       1,029,430
  2,000   Lehigh Cnty, PA Genl Purp Auth Rev Good Shepherd Rehab Hosp
          Rfdg (AMBAC Insd)...........................................   5.250    11/15/27       1,999,880
  1,000   Lehigh Cnty, PA Indl Dev Auth Pollutn Ctl Rev PA Pwr & Lt Co
          Proj Ser A Rfdg (MBIA Insd).................................   6.400    11/01/21       1,098,680
  3,750   Montgomery Cnty, PA Indl Dev Auth Rev Pollutn Ctl Ser E Rfdg
          (MBIA Insd).................................................   6.700    12/01/21       4,101,787
  1,000   New Kensington Arnold, PA Sch Dist (FGIC Insd)..............   5.500    05/15/26       1,028,690
  1,000   Northeastern PA Hosp & Edl Auth College Rev Gtd Luzerne Cnty
          Cmnty College (Prerefunded @ 02/15/05) (AMBAC Insd).........   6.625    08/15/15       1,136,940
 10,765   Northeastern PA Hosp & Edl Auth Wyoming Vly Hlthcare Ser A
          (AMBAC Insd)................................................   5.250    01/01/26      10,765,000
  1,000   Pennsylvania St Higher Edl Fac Auth College & Univ Rev Bryn
          Mawr College (MBIA Insd)....................................   5.625    12/01/27       1,046,730
  2,250   Philadelphia, PA Gas Wks Rev 14th Ser A Rfdg (FSA Insd).....   6.375    07/01/14       2,485,283
  1,000   Saint Mary's Hosp Auth Bucks Cnty, PA Rev Franciscan Hlth
          Saint Mary Ser A (MBIA Insd)................................   6.500    07/01/22       1,091,460
  1,000   Saint Mary's Hosp Auth Bucks Cnty, PA Rev Franciscan Hlth
          Sys Ser B (MBIA Insd).......................................   6.500    07/01/12       1,093,600
  1,000   Sayre, PA Hlthcare Fac Auth Rev VHA Cap Asset Fin Pgm Ser H2
          (AMBAC Insd)................................................   7.625    12/01/15       1,088,540
  3,750   Southmoreland Sch Dist PA (AMBAC Insd)......................   5.250    10/01/17       3,792,488
  1,000   State Pub Sch Bldg Auth PA Sch Rev Burgettstown Sch Dist Ser
          D (MBIA Insd)...............................................   6.500    02/01/14       1,109,240
                                                                                            --------------
                                                                                                90,971,979
                                                                                            --------------
          RHODE ISLAND  1.8%
  2,000   Rhode Island St Hlth & Edl Bldg Corp Rev Higher Edl Fac
          Roger Williams (Prerefunded @ 11/15/04) (Connie Lee Insd)...   7.250    11/15/24       2,379,660
 18,000   Rhode Island St Hlth & Edl Bldg Corp Rev RI Hosp (Inverse
          Fltg) (FGIC Insd)...........................................   9.816    08/15/21      21,825,000
                                                                                            --------------
                                                                                                24,204,660
                                                                                            --------------
          SOUTH CAROLINA  0.1%
     70   Charleston Cnty, SC Ctfs Partn Ser B (MBIA Insd)............   6.875    06/01/14          79,177
  1,430   Charleston Cnty, SC Ctfs Partn Ser B (Prerefunded @
          06/01/04) (MBIA Insd).......................................   6.875    06/01/14       1,659,872
                                                                                            --------------
                                                                                                 1,739,049
                                                                                            --------------
          SOUTH DAKOTA  0.8%
  5,205   South Dakota St Lease Rev Trust Ctfs Ser A (FSA Insd).......   6.625    09/01/12       6,196,552
  4,000   South Dakota St Lease Rev Trust Ctfs Ser A (FSA Insd).......   6.700    09/01/17       4,825,480
                                                                                            --------------
                                                                                                11,022,032
                                                                                            --------------

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          TENNESSEE  0.5%
$ 2,000   Chattanooga-Hamilton Cnty, TN Hosp Auth Hosp Rev Erlanger
          Med Cent Ser B (Inverse Fltg) (Prerefunded @ 05/01/01) (FSA
          Insd).......................................................   9.723%   05/25/21  $    2,400,000
  3,320   Johnson City, TN Sch Sales Tax (Prerefunded @ 05/01/06)
          (AMBAC Insd)................................................   6.700    05/01/18       3,853,192
                                                                                            --------------
                                                                                                 6,253,192
                                                                                            --------------
          TEXAS  6.5%
  3,000   Amarillo, TX Hlth Fac Corp Hosp Rev High Plains Baptist Hosp
          (Inverse Fltg) (FSA Insd)...................................   8.987    01/01/22       3,540,000
  1,000   Austin, TX Util Sys Rev (Prerefunded @ 05/15/02) (BIGI
          Insd).......................................................   8.625    11/15/12       1,177,000
  2,500   Austin, TX Util Sys Rev Rfdg (AMBAC Insd) (a)...............   6.500    11/15/05       2,804,875
 12,500   Austin, TX Util Sys Rev Ser A Rfdg (MBIA Insd)..............       *    11/15/10       6,711,625
  1,730   Brazos Cnty TX Hlth Fac Dev Corp Franciscan Svcs Corp Rev
          Ser A (MBIA Insd)...........................................   5.375    01/01/17       1,751,469
  9,000   Brazos River Auth TX Rev Coll Houston Lt & Pwr Co Proj B
          Rfdg (BIGI Insd)............................................   8.250    05/01/15       9,306,090
  6,515   Brazos River Auth TX Rev Coll Houston Lt & Pwr Co Proj C
          Rfdg (BIGI Insd)............................................   8.100    05/01/19       6,733,383
  2,850   Corpus Christi, TX Hsg Fin Corp Single Family Mtg Rev Ser A
          Rfdg (MBIA Insd)............................................   7.700    07/01/11       3,176,182
  6,525   Dallas Cnty, TX Util & Reclamation Dist (MBIA Insd).........       *    02/15/07       3,688,256
  6,780   Dallas Cnty, TX Util & Reclamation Dist (MBIA Insd).........       *    02/15/08       3,552,449
  7,705   Dallas Cnty, TX Util & Reclamation Dist (MBIA Insd).........       *    02/15/09       3,723,056
  8,795   El Paso, TX Hsg Fin Corp Mtg Rev Single Family (FGIC
          Insd).......................................................       *    11/01/16       1,249,418
  1,250   Harris Cnty, TX Hlth Fac Dev Corp Thermal Util Rev Teco Proj
          Ser A (AMBAC Insd)..........................................   7.250    02/15/15       1,343,350
  4,615   Harris Cnty, TX Toll Rd Tax & Sub Lien Ser A Rfdg (FGIC
          Insd).......................................................       *    08/15/07       2,970,952
 17,000   Harris Cnty, TX Toll Road Sr Lien Rfdg (MBIA Insd)..........   5.000    08/15/24      16,631,780
    245   Henderson, TX (AMBAC Insd)..................................   9.125    05/15/04         310,430
  2,505   Montgomery Cnty, TX Cap Apprec Rfdg (MBIA Insd).............       *    03/01/15       1,026,148
  1,000   Montgomery Cnty, TX Cap Apprec Rfdg (MBIA Insd).............       *    03/01/16         384,990
  1,305   Montgomery Cnty, TX Cap Apprec Rfdg (MBIA Insd).............       *    03/01/17         475,412
  5,000   North Cent, TX Hlth Fac Dev TX Hlth Res Sys Ser B (AMBAC
          Insd).......................................................   5.375    02/15/26       5,050,750
  1,000   San Antonio, TX Indt Sch Dist Pub Fac Corp Lease Rev (AMBAC
          Insd).......................................................   5.850    10/15/10       1,100,580
 10,000   Tarrant Cnty, TX Hlth Fac Dev (MBIA Insd)...................   5.250    02/15/22       9,999,400
  1,750   Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys Rev Ser B (FGIC
          Insd).......................................................   5.000    09/01/15       1,726,060
                                                                                            --------------
                                                                                                88,433,655
                                                                                            --------------
          UTAH  2.9%
 21,000   Intermountain Pwr Agy UT Pwr Supply Rev Ser B Rfdg (MBIA
          Insd).......................................................   5.750    07/01/19      22,308,300
  2,415   Payson City, UT Cnty UT Elec Pwr Rev (BIGI Insd)............   8.000    08/15/03       2,524,496
    750   Provo, UT Elec Rev 1984 Ser A Rfdg (AMBAC Insd).............  10.375    09/15/15       1,102,380
  3,500   Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg (Inverse Fltg)
          (AMBAC Insd)................................................   9.363    05/15/20       4,165,000
  7,385   Utah St Muni Fin Co-op Local Govt Rev Pool Cap Salt Lake
          (FSA Insd)..................................................       *    03/01/09       4,353,014
  2,000   Washington Cnty/St George Interlocal Agy UT Lease Rev (AMBAC
          Insd).......................................................   5.125    12/01/22       1,976,340
  3,115   West Jordan, UT Multi-Family Rev Broadmoor Village Apts Proj
          Ser A Rfdg (FSA Insd).......................................   6.800    01/01/15       3,355,167
                                                                                            --------------
                                                                                                39,784,697
                                                                                            --------------
          VIRGINIA  0.4%
  4,000   Loudoun Cnty, VA Ctfs Partn (FSA Insd)......................   6.800    03/01/14       4,493,440
    750   University of VA Hosp Rev Ser C Rfdg (Prerefunded @
          06/01/00) (AMBAC Insd)......................................   9.375    06/01/07         848,625
                                                                                            --------------
                                                                                                 5,342,065
                                                                                            --------------
          WASHINGTON  3.0%
  1,250   Franklin Cnty, WA Pub Util Dist No 1 Elec Rev (Prerefunded @
          09/01/01) (AMBAC Insd)......................................   7.100    09/01/08       1,377,038
  2,995   Grant Cnty, WA Pub Util Dist No 2 Priest Rapids Hydro Elec
          Rev Second Ser C Rfdg (AMBAC Insd)..........................   6.000    01/01/13       3,279,315
  2,335   Grant Cnty, WA Pub Util Dist No 2 Priest Rapids Hydro Elec
          Rev Second Ser C Rfdg (AMBAC Insd)..........................   6.000    01/01/17       2,528,151
  1,315   Grant Cnty, WA Pub Util Dist No 2 Wanapum Hydro Elec Rev
          Second Ser C Rfdg (AMBAC Insd)..............................   6.000    01/01/13       1,439,833
  1,025   Grant Cnty, WA Pub Util Dist No 2 Wanapum Hydro Elec Rev
          Second Ser C Rfdg (AMBAC Insd)..............................   6.000    01/01/17       1,109,788
    350   Pierce Cnty, WA Swr Rev Ser A (MBIA Insd)...................   9.000    02/01/05         426,668
  1,000   Snohomish Cnty, WA Solid Waste Rev (MBIA Insd)..............   7.000    12/01/10       1,110,190
  5,000   Spokane, WA Regl Solid Waste Mgmt Sys Rev (AMBAC Insd)......   6.250    12/01/11       5,443,700


                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          WASHINGTON (CONTINUED)
$   160   University of WA Univ Rev (MBIA Insd).......................   7.000%   12/01/21  $      177,630
  3,090   Washington St Pub Pwr Supply Sys Nuclear Proj No 1 Rev Ser A
          Rfdg (AMBAC Insd)...........................................   5.700    07/01/09       3,352,588
  9,435   Washington St Pub Pwr Supply Sys Nuclear Proj No 1 Rev Ser C
          Rfdg (Prerefunded @ 07/01/00) (FGIC Insd)...................   7.750    07/01/08      10,428,977
  3,015   Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev Ser C
          Rfdg (MBIA Insd)............................................       *    07/01/04       2,250,517
  6,500   Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev Ser C
          Rfdg (Prerefunded @ 01/01/01) (FGIC Insd)...................   7.375    07/01/11       7,215,195
                                                                                            --------------
                                                                                                40,139,590
                                                                                            --------------
          WISCONSIN  1.1%
 12,490   Wisconsin St Hlth & Edl Fac Auth Rev Aurora Med Group Inc
          Proj (FSA Insd).............................................   5.750    11/15/25      13,054,923
  1,000   Wisconsin St Hlth & Edl Fac Auth Rev Med College of WI Inc
          Proj (MBIA Insd)............................................   5.500    03/01/17       1,021,270
  1,000   Wisconsin St Hlth & Edl Fac Auth Rev Med College of WI Inc
          Proj (MBIA Insd)............................................   5.750    03/01/27       1,057,360
                                                                                            --------------
                                                                                                15,133,553
                                                                                            --------------
          WYOMING  0.2%
  2,000   Laramie Cnty, WY Hosp Rev Mem Hosp Proj (AMBAC Insd)........   6.700    05/01/12       2,204,780
                                                                                            --------------
          PUERTO RICO  0.2%
  3,000   Puerto Rico Indl Tourist Edl Med & Environmental Ctl Fac
          Hosp Aux (MBIA Insd)........................................   6.250    07/01/16       3,314,220
                                                                                            --------------
TOTAL LONG-TERM INVESTMENTS  101.0%
  (Cost $1,242,260,995)...................................................................   1,373,468,284
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.0%).............................................     (14,249,011)
                                                                                            --------------
NET ASSETS  100.0%........................................................................  $1,359,219,273
                                                                                            ==============

 * Zero coupon bond

(a) Securities purchased on a when issued or delayed delivery basis.

(b) Assets segregated as collateral for when issued or delayed delivery purchase commitments and open futures transactions.

AMBAC--AMBAC Indemnity Corporation

BIGI--Bond Investor Guaranty Inc.

CAPMAC--Capital Markets Assurance Corp.

Connie Lee--Connie Lee Insurance Company

FGIC--Financial Guaranty Insurance Company

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $1,242,260,995).....................  $1,373,468,284
Receivables:
  Interest..................................................      20,801,666
  Investments Sold..........................................      10,091,644
  Fund Shares Sold..........................................         712,838
Other.......................................................          41,587
                                                              --------------
      Total Assets..........................................   1,405,116,019
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      27,963,944
  Fund Shares Repurchased...................................      10,063,771
  Income Distributions......................................       3,025,227
  Custodian Bank............................................       2,988,650
  Distributor and Affiliates................................         650,871
  Investment Advisory Fee...................................         587,363
  Variation Margin on Futures...............................         178,125
Accrued Expenses............................................         314,696
Trustees' Deferred Compensation and Retirement Plans........         124,099
                                                              --------------
      Total Liabilities.....................................      45,896,746
                                                              --------------
NET ASSETS..................................................  $1,359,219,273
                                                              ==============
NET ASSETS CONSIST OF:
Capital.....................................................  $1,225,462,543
Net Unrealized Appreciation.................................     131,036,118
Accumulated Net Realized Gain...............................       2,556,582
Accumulated Undistributed Net Investment Income.............         164,030
                                                              --------------
NET ASSETS..................................................  $1,359,219,273
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,283,505,387 and 65,380,120 shares of
    beneficial interest issued and outstanding).............  $        19.63
    Maximum sales charge (4.75%* of offering price).........             .98
                                                              --------------
    Maximum offering price to public........................  $        20.61
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $70,136,534 and 3,572,287 shares of
    beneficial interest issued and outstanding).............  $        19.63
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $5,577,352 and 284,125 shares of
    beneficial interest issued and outstanding).............  $        19.63
                                                              ==============

*On sales of $100,000 or more, the sales charge will be reduced.

                                            See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $ 81,024,876
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     6,799,897
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, and C of $2,889,918, $693,713 and $49,687,
  respectively).............................................     3,633,318
Shareholder Services........................................     1,437,336
Custody.....................................................       119,050
Legal.......................................................       110,242
Insurance...................................................        44,844
Trustees' Fees and Expenses.................................        36,865
Other.......................................................       805,717
                                                              ------------
    Total Expenses..........................................    12,987,269
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 68,037,607
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 12,503,696
  Options...................................................      (847,958)
  Futures...................................................    (3,130,732)
                                                              ------------
Net Realized Gain...........................................     8,525,006
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    99,934,215
                                                              ------------
  End of the Period:
    Investments.............................................   131,207,289
    Futures.................................................      (171,171)
                                                              ------------
                                                               131,036,118
                                                              ------------
Net Unrealized Appreciation During the Period...............    31,101,903
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 39,626,909
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $107,664,516
                                                              ============

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1997 and 1996
--------------------------------------------------------------------------------

                                                                     Year Ended                  Year Ended
                                                                  December 31, 1997           December 31, 1996
-------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................             $  68,037,607                $  70,583,949
Net Realized Gain...........................................                 8,525,006                   10,645,588
Net Unrealized Appreciation/Depreciation During the
  Period....................................................                31,101,903                  (32,868,974)
                                                                        --------------               --------------
Change in Net Assets from Operations........................               107,664,516                   48,360,563
                                                                        --------------               --------------
Distributions from Net Investment Income*...................               (67,785,067)                 (70,583,949)
Distributions in Excess of Net Investment Income*...........                       -0-                     (467,897)
                                                                        --------------               --------------
Distributions from and in Excess of Net Investment
  Income*...................................................               (67,785,067)                 (71,051,846)
Distributions from Net Realized Gain*.......................               (11,111,608)                         -0-
                                                                        --------------               --------------
  Total Distributions*......................................               (78,896,675)                 (71,051,846)
                                                                        --------------               --------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........                28,767,841                  (22,691,283)
                                                                        --------------               --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................               631,717,458                  579,040,170
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................                54,493,315                   48,357,526
Cost of Shares Repurchased..................................              (716,001,683)                (690,249,529)
                                                                        --------------               --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........               (29,790,910)                 (62,851,833)
                                                                        --------------               --------------
TOTAL DECREASE IN NET ASSETS................................                (1,023,069)                 (85,543,116)
NET ASSETS:
Beginning of the Period.....................................             1,360,242,342                1,445,785,458
                                                                        --------------               --------------
End of the Period (Including accumulated undistributed
  net investment income of $164,030 and ($88,510),
  respectively).............................................            $1,359,219,273               $1,360,242,342
                                                                        ==============               ==============

                       *Distributions                            Year Ended          Year Ended
                          by Class                            December 31, 1997   December 31, 1996
---------------------------------------------------------------------------------------------------
Distributions from and in Excess of Net Investment Income:
  Class A Shares............................................        $64,607,170         $67,667,425
  Class B Shares............................................          2,965,479           3,178,918
  Class C Shares............................................            212,418             205,503
                                                                    -----------         -----------
                                                                    $67,785,067         $71,051,846
                                                                    ===========         ===========
Distributions from Net Realized Gain:
  Class A Shares............................................        $10,489,973         $       -0-
  Class B Shares............................................            580,452                 -0-
  Class C Shares............................................             41,183                 -0-
                                                                    -----------         -----------
                                                                    $11,111,608         $       -0-
                                                                    ===========         ===========

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                            Year Ended December 31,
                                                             ------------------------------------------------------
                       Class A Shares                           1997        1996       1995       1994       1993
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $ 19.238     $19.549    $17.572    $19.857    $18.721
                                                              --------    --------   --------   --------   --------
  Net Investment Income.....................................      .974        .980      1.021      1.051      1.107
  Net Realized and Unrealized Gain/Loss.....................      .551       (.304)     1.982     (2.280)     1.145
                                                              --------    --------   --------   --------   --------
Total from Investment Operations............................     1.525        .676      3.003     (1.229)     2.252
                                                              --------    --------   --------   --------   --------
Less:
  Distributions from and in Excess of Net Investment
    Income..................................................      .971        .987      1.026      1.056      1.116
  Distributions from Net Realized Gain......................      .161         -0-        -0-        -0-        -0-
                                                              --------    --------   --------   --------   --------
Total Distributions.........................................     1.132        .987      1.026      1.056      1.116
                                                              --------    --------   --------   --------   --------
Net Asset Value, End of the Period..........................  $ 19.631     $19.238    $19.549    $17.572    $19.857
                                                              ========    ========   ========   ========   ========
Total Return (a)............................................     8.19%       3.65%     17.49%     (6.31%)    12.32%
Net Assets at End of the Period (In millions)...............  $1,283.5    $1,283.7   $1,365.4   $1,110.2   $1,230.0
Ratio of Expenses to Average Net Assets (b).................      .92%        .95%       .88%       .88%       .84%
Ratio of Net Investment Income to Average Net Assets (b)....     5.07%       5.11%      5.44%      5.70%      5.69%
Portfolio Turnover..........................................       82%         92%        70%        48%        79%

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) For the years ended December 31, 1996 and 1995, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                                           May 1, 1993
                                                                     Year Ended December 31,            (Commencement of
                                                             ----------------------------------------   Distribution) to
                       Class B Shares                           1997       1996      1995      1994     December 31, 1993
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $19.240     $19.549   $17.563   $19.824        $19.320
                                                              -------     -------   -------   -------        -------
  Net Investment Income.....................................     .826        .832      .890      .899           .619
  Net Realized and Unrealized Gain/Loss.....................     .551       (.304)    1.978    (2.276)          .513
                                                              -------     -------   -------   -------        -------
Total from Investment Operations............................    1.377        .528     2.868    (1.377)         1.132
                                                              -------     -------   -------   -------        -------
Less:
  Distributions from and in Excess of Net Investment
    Income..................................................     .822        .837      .882      .884           .628
  Distributions from Net Realized Gain......................     .161         -0-       -0-       -0-            -0-
                                                              -------     -------   -------   -------        -------
Total Distributions.........................................     .983        .837      .882      .884           .628
                                                              -------     -------   -------   -------        -------
Net Asset Value, End of the Period..........................  $19.634     $19.240   $19.549   $17.563        $19.824
                                                              =======     =======   =======   ========       =======
Total Return (a)............................................     7.36%       2.83%    16.67%    (7.03%)         5.92%*
Net Assets at End of the Period (In millions)...............     $70.1       $71.6     $75.3     $30.0          $20.8
Ratio of Expenses to Average
  Net Assets (b)............................................     1.69%       1.74%     1.67%     1.71%          1.68%
Ratio of Net Investment Income to Average Net Assets (b)....     4.29%       4.38%     4.69%     4.88%          4.25%
Portfolio Turnover..........................................       82%         92%       70%       48%            79%

(a) Total Return is based upon net asset value which does not include payment of the maximum sale charge or contingent deferred sales charge.

(b) For the years ended December 31, 1996 and 1995, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.

 * Non-Annualized

                                               See Notes to Financial Statements

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                                         August 13, 1993
                                                                      Year Ended December 31            (Commencement of
                                                             ----------------------------------------   Distribution) to
                       Class C Shares                           1997       1996      1995      1994     December 31, 1993
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $19.239     $19.548   $17.568   $19.823       $19.650
                                                              -------     -------   -------   -------       -------
  Net Investment Income.....................................     .822        .830      .883      .908          .350
  Net Realized and Unrealized Gain/Loss.....................     .552       (.302)    1.979    (2.279)         .181
                                                              -------     -------   -------   -------       -------
Total from Investment Operations............................    1.374        .528     2.862    (1.371)         .531
                                                              -------     -------   -------   -------       -------
Less:
  Distributions from and in Excess of Net Investment
    Income..................................................     .822        .837      .882      .884          .358
  Distributions from Net Realized Gain......................     .161         -0-       -0-       -0-           -0-
                                                              -------     -------   -------   -------       -------
Total Distributions.........................................     .983        .837      .882      .884          .358
                                                              -------     -------   -------   -------       -------
Net Asset Value, End of the Period..........................  $19.630     $19.239   $19.548   $17.568       $19.823
                                                              =======     =======   =======   =======       =======
Total Return (a)............................................     7.36%       2.83%    16.60%    (6.98%)        2.70%*
Net Assets at End of the Period (In millions)...............      $5.6        $4.9      $5.1      $3.5          $5.0
Ratio of Expenses to Average Net Assets (b).................     1.69%       1.74%     1.67%     1.70%         1.68%
Ratio of Net Investment Income to Average Net Assets (b)....     4.29%       4.37%     4.68%     4.89%         4.21%
Portfolio Turnover..........................................       82%         92%       70%       48%           79%

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) For the years ended December 31, 1996 and 1995, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.

 *  Non-Annualized

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital Insured Tax Free Income Fund (the "Fund") is organized as a series of Van Kampen American Capital Tax Free Trust (the "Trust"), a Delaware business trust and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income taxes, with liquidity and safety of principal, primarily through an investment in a diversified portfolio of insured municipal securities. The Fund commenced the distribution of its Class B and Class C shares on May 1, 1993 and August 13, 1993, respectively.

       The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INCOME AND EXPENSES--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the expected life of each applicable security. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

       Net realized gains differ for financial reporting and tax purposes as a result of losses from wash sales and losses recognized for tax purposes on open futures positions at December 31, 1997.

       At December 31, 1997, for federal income tax purposes, cost of long-term investments is $1,242,268,278; the aggregate gross unrealized appreciation is $131,263,997 and the aggregate gross unrealized depreciation is $63,991, resulting in net unrealized appreciation of $131,200,006.

                               December 31, 1997
--------------------------------------------------------------------------------

E. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

     Due to inherent differences in the recognition of certain expenses under generally accepted accounting principles and federal income tax purposes, the amount of distributed net investment income may differ for a particular period. These differences are temporary in nature, but may result in book basis distribution in excess of net investment income for certain periods.

     For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 1997. The Fund designated $5,483,818 as a 28% rate capital gain distribution and $796,940 as a 20% rate capital gain distribution. Shareholders were sent a 1997 Form 1099-DIV in January 1998 representing their proportionate share of the capital gain distribution to be reported on their income tax returns. The Fund designated 99.95% of the income distributions as a tax-exempt income distribution.

F. INSURANCE EXPENSES--The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen American Capital Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

                     AVERAGE NET ASSETS                       % PER ANNUM
-------------------------------------------------------------------------
First $500 million..........................................   .525 of 1%
Next $500 million...........................................   .500 of 1%
Next $500 million...........................................   .475 of 1%
Over $1.5 billion...........................................   .450 of 1%

     For the year ended December 31, 1997, the Fund recognized expenses of approximately $52,500 representing legal expenses provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

     For the year ended December 31, 1997, the Fund recognized expenses of approximately $259,600 representing Van Kampen American Capital Distributors, Inc.'s or its affiliates' (collectively "VKAC") cost of providing accounting, cash management and legal services to the Fund.

     ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended December 31, 1997, the Fund recognized expenses of approximately $921,500, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

     Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

     The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later

                               December 31, 1997
--------------------------------------------------------------------------------

date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is equal to $2,500.

3. CAPITAL TRANSACTIONS

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C, each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

       At December 31, 1997, capital aggregated $1,152,273,936, $67,523,705 and
$5,664,902 for Classes A, B and C, respectively. For the year ended December 31, 1997, transactions were as follows:

                                                               SHARES          VALUE
----------------------------------------------------------------------------------------
Sales:
  Class A..................................................   32,247,420   $ 617,534,974
  Class B..................................................      410,394       7,887,393
  Class C..................................................      324,754       6,295,091
                                                             -----------   -------------
Total Sales................................................   32,982,568   $ 631,717,458
                                                             ===========   =============
Dividend Reinvestment:
  Class A..................................................    2,721,901   $  52,405,367
  Class B..................................................       99,148       1,908,983
  Class C..................................................        9,300         178,965
                                                             -----------   -------------
Total Dividend Reinvestment................................    2,830,349   $  54,493,315
                                                             ===========   =============
Repurchases:
  Class A..................................................  (36,316,268)  $(697,389,583)
  Class B..................................................     (660,311)    (12,665,655)
  Class C..................................................     (306,866)     (5,946,445)
                                                             -----------   -------------
Total Repurchases..........................................  (37,283,445)  $(716,001,683)
                                                             ===========   =============

                               December 31, 1997
--------------------------------------------------------------------------------

       At December 31, 1996, capital aggregated $1,179,723,178, $70,392,984 and
$5,137,291 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                               SHARES          VALUE
----------------------------------------------------------------------------------------
Sales:
  Class A..................................................   29,859,557   $ 567,772,788
  Class B..................................................      504,537       9,594,322
  Class C..................................................       88,189       1,673,061
                                                             -----------   -------------
Total Sales................................................   30,452,283   $ 579,040,171
                                                             ===========   =============
Dividend Reinvestment:
  Class A..................................................    2,446,455   $  46,553,726
  Class B..................................................       86,458       1,644,731
  Class C..................................................        8,358         159,069
                                                             -----------   -------------
Total Dividend Reinvestment................................    2,541,271   $  48,357,526
                                                             ===========   =============
Repurchases:
  Class A..................................................  (35,424,716)  $(674,636,862)
  Class B..................................................     (718,709)    (13,659,358)
  Class C..................................................     (101,870)     (1,953,309)
                                                             -----------   -------------
Total Repurchases..........................................  (36,245,295)  $(690,249,529)
                                                             ===========   =============

       Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                               CONTINGENT DEFERRED
                                                                  SALES CHARGE
                     YEAR OF REDEMPTION                      CLASS B         CLASS C
------------------------------------------------------------------------------------
First.......................................................   4.00%           1.00%
Second......................................................   3.75%            None
Third.......................................................   3.50%            None
Fourth......................................................   2.50%            None
Fifth.......................................................   1.50%            None
Sixth.......................................................   1.00%            None
Seventh and Thereafter......................................    None            None

       For the year ended December 31, 1997, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $260,200 and CDSC on redeemed shares of approximately $161,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,100,209,993 and $1,137,330,157, respectively.

                               December 31, 1997
--------------------------------------------------------------------------------

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

       The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising a call option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

       Summarized below are the specific types of derivative financial instruments used by the Fund.

A. OPTION CONTRACTS--An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Fund to manage the portfolio's effective maturity and duration.

       Transactions in options for the year ended December 31, 1997 were as follows:

                                                              CONTRACTS      PREMIUM
--------------------------------------------------------------------------------------
Outstanding at December 31, 1996............................      -0-      $       -0-
Options Written and Purchased (Net).........................    2,500       (1,492,056)
Options Terminated in Closing Transactions (Net)............   (2,500)       1,492,056
                                                               ------      -----------
Outstanding at December 31, 1997............................      -0-      $       -0-
                                                               ======      ===========

B. FUTURES CONTRACTS--A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

       Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

       Transactions in futures contracts for the year ended December 31, 1997, were as follows:

                                                              CONTRACTS
-----------------------------------------------------------------------
Outstanding at December 31, 1996............................       100
Futures Opened..............................................    23,821
Futures Closed..............................................   (23,621)
                                                               -------
Outstanding at December 31, 1997............................       300
                                                               =======

                               December 31, 1997
--------------------------------------------------------------------------------

       The futures contracts outstanding as of December 31, 1997, and the description and unrealized depreciation are as follows:

                                                                            UNREALIZED
                                                              CONTRACTS    DEPRECIATION
---------------------------------------------------------------------------------------
U.S. Treasury Bond Futures
  March 1998--Short Contract (Current notional value of
  $120,469 per contract)....................................        300        $171,171
                                                                    ===        ========

C. INDEXED SECURITIES--These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

       An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio.

       An Embedded Swap security includes a swap component such that the fixed coupon component of the underlying bond is adjusted by the difference between the securities fixed swap rate and the floating swap index. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

       Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1997, are payments retained by VKAC of approximately $736,900.

                      STATEMENT OF ADDITIONAL INFORMATION

          VAN KAMPEN AMERICAN CAPITAL CALIFORNIA INSURED TAX FREE FUND


  Van Kampen American Capital California Insured Tax Free Fund, formerly known as Van Kampen Merritt California Insured Tax Free Fund (the "Fund"), is a separate diversified series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust"). The Trust is an open-end management investment company, commonly known as a mutual fund. The Fund's investment objective is to provide investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal primarily through investment in a diversified portfolio of insured California municipal securities. All of the municipal securities in the portfolio of the Fund will be insured by AMBAC Indemnity Corporation or by other municipal bond insurers whose claims-paying ability is rated "AAA" by Standard and Poor's Ratings Group ("S&P") on the date of purchase. The Fund's portfolio is managed by Van Kampen American Capital Advisory Corp. (the "Adviser").



  This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus for the Fund dated April 30, 1998 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60181 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. This omitted information may be obtained from the Commission upon payment of the fee prescribed, or inspected at the Commission's office at no charge.

                               TABLE OF CONTENTS


                                                             PAGE
                                                             ----
The Fund and The Trust...................................... B-2

Investment Policies and Restrictions........................ B-2

Additional Investment Considerations........................ B-4

Description of Municipal Securities Ratings................. B-23

Trustees and Officers....................................... B-28

Investment Advisory and Other Services...................... B-39

Custodian and Independent Accountants....................... B-41

Portfolio Transactions and Brokerage Allocation............. B-41

Tax Status of the Fund...................................... B-42

The Distributor............................................. B-43

Distribution and Service Plans.............................. B-44

Transfer Agent.............................................. B-45

Legal Counsel............................................... B-45

Performance Information..................................... B-45

Report of Independent Accountants........................... B-47

Financial Statements........................................ B-48

Notes to Financial Statements............................... B-59



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1998.

                             THE FUND AND THE TRUST


  Van Kampen American Capital California Insured Tax Free Fund (the "Fund") is a separate diversified series of the Trust, an open-end diversified management investment company commonly known as a mutual fund. The Trust is an unincorporated business trust established under the laws of the State of Delaware by an Agreement and Declaration of Trust dated as of May 10, 1995 (the "Declaration of Trust"). The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and have a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. At present, the Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund and Van Kampen American Capital New York Tax Free Income Fund have been organized as series of the Trust and have commercial investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have been organized as series of the Trust but have not commenced investment operations. Other series may be organized and offered in the future. The Fund originally was organized under the name Van Kampen Merritt California Insured Tax Free Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust and adopted its present name as of July 31, 1995.


  Each share in a series of the Trust represents an equal proportionate interest in the assets of such series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability.

  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights other than those described in the Prospectus. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the outstanding shares of each affected series entitled to vote (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law).

  Statements contained in this Statement of Additional Information to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objectives and Policies." There can be no assurance that the Fund will achieve its objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

   1. Purchase any securities (other than tax exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities or any single issuer, except that up to 25% of the Fund's total assets may be invested without regard to such limitation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   2. Invest more than 25% of its assets in a single industry. (As described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry), except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into "when issued" and "delayed delivery" transactions as described in the Prospectus.

   4. Make loans, except to the extent the tax exempt obligations the Fund may invest in are considered to be loans.

   5. Buy any securities "on margin." The deposit of initial or maintained margin in connection with interest rate or other financial futures or index contracts or related options is not considered the purchase of a security on margin.

   6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except as hedging transactions in accordance with the requirements of the Securities and Exchange Commission and the Commodity Futures Trading Commission.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

   8. Make investments for the purpose of exercising control or participation in management, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


  10. Invest in equity interests in oil, gas or other mineral exploration or development programs.


  11. Purchase or sell real estate commodities or commodity contracts, except as set forth in item 6 above and except to the extent the municipal securities in which the Fund may invest are considered to be interests in real estate.

  The Fund may not change any of these investment restrictions nor any other fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less are excluded from such calculation. The Fund anticipates that its annual portfolio turnover rate normally will be less than 100%.


  The Fund does not intend to invest in certain "private activity" obligations issued after August 7, 1986. Interest on such "private activity" obligations is treated as a preference item for the purpose of calculating the alternative minimum tax. If the Fund were to invest in such "private activity" obligations, dividends paid to an investor who is subject to the alternative minimum tax might not be completely tax exempt or might cause an investor to be subject to such tax.

                      ADDITIONAL INVESTMENT CONSIDERATIONS


  MUNICIPAL SECURITIES. Municipal securities include long-term obligations, which often are called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax-exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed.


  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities used to finance the acquisition of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled,
(b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation.

  Also included in the term municipal securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Some municipal leases and participation certificates may not be readily marketable.

  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.


  The Fund may also invest up to 15% of its total assets in derivative variable rate municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. Such derivative variable rate municipal securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative municipal securities whose rates vary inversely with changes in market rates of interest in response to such changes in market rates generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. In addition, the Fund may invest in derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Fund may engage. Such municipal securities may by their terms, for example, have economic characteristics comparable to, among other things, a swap, cap, floor or collar transaction with respect to such security for a period of time prior to its stated maturity. See "Additional Investment Considerations -- Strategic Transactions" in this Statement of Additional Information.


  The Fund may also acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

  Although the municipal securities in which the Fund may invest will be insured as to timely payment of principal and interest, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. See "Tax Status of the Fund."

  The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid.

  SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES. As described in the Prospectus, except during temporary periods, the Fund will invest substantially all of its assets in California municipal securities. The portfolio of the Fund may include securities issued by the State of California (the "State"), by its various public bodies (the "Agencies") and/or by other municipal entities located within the State (securities of all such entities are referred to herein as "California municipal securities").

  In addition, the specific California municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of California municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of California municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of California municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no assurance on the part of the State of California to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of California municipal securities.

  Constitutional Limits on Spending and Taxes. Certain California municipal securities may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. In 1978, California voters approved an amendment to the California Constitution known as Proposition 13, the Jarvis/Gann Initiative, which added
Article XIIIA to the California Constitution. The effect of Article XIIIA is to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues. On June 18, 1992, the United States Supreme Court upheld the constitutionality of Article XIIIA.

  In 1979, the voters of California passed an amendment adding Article XIIIB to the California Constitution, the effect of which is to significantly limit spending by State government and by "local government" (defined as "any city, county, city and county, school district, special district, authority, or other political subdivision of or within the state"). Excluded from these limitations on government entities is "debt service" (defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved" by the voters of the issuing entity).

  In November 1986, California voters approved an amendment to the California Government Code known as Proposition 62 which added Article 3.7 to Title 5, Division 2, Chapter 4 of the California Government Code. The effect of Article
3.7 is to limit the abilities of local governments to impose new taxes or increase existing taxes by requiring certain legislative and voter approvals prior to the imposition of certain taxes by any local government (defined as any county, city, city and county, including a chartered city or county, or any public or municipal corporation) or district (defined as any agency of the state, formed pursuant to general law or special act, for the local performance of governmental or proprietary functions within limited boundaries). Article 3.7 can be amended only by a vote of the electorate of the State of California. In particular, Article 3.7, among other things, requires (i) two-thirds approval of all members of the applicable legislative body followed by majority approval of the voters voting in an election in order for a local government or district to impose any general tax (defined as any tax imposed for general governmental purposes), and (ii) two-thirds approval of the voters voting in an election in order for a local government or district to impose any special tax (defined as any tax imposed for a specific purpose). Those voting requirements do not apply to ad valorem taxes to pay interest and redemption charges on any indebtedness approved by the voters prior to the effective date of Article XIIIA of the California Constitution. Article 3.7 requires (1) that the revenues from a special tax be used only for the purpose or service for which the tax was imposed, and (2) any tax subject to the measure imposed by any local government or district on or after August 1, 1985 be ratified by majority vote of the voters voting in an election held within two years after the effective date of the measure in order for the tax to continue to be imposed on and after November 15, 1988. Article 3.7 contains a provision which diminishes the property tax revenues allocated to a local government or district to the extent that the local government or district imposed any tax not in compliance with Article 3.7.
Article 3.7 also provides that no local government or district may impose any ad valorem tax on real property other than as permitted by Section 1 of Article XIIIA of the California Constitution, and that no local government or district may impose any transaction tax or sales tax on the sale of real property within the city, county or district. A 1988 decision of the Fourth Appellate District of the California Court of Appeals declared that the requirement of local voter ratification provided for in Article 3.7 violated the California Constitution. An initiative proposed to re-enact the ratification provisions of Article 3.7 as a constitutional amendment was defeated by the voters in November 1990, but such a proposal may be renewed in the future.


  On December 19, 1991, the California Supreme Court declared a 1988 San Diego County Ballot measure that raised sales taxes for the purpose of financing construction of criminal detention and courthouse facilities unconstitutional because it was not passed with two-thirds voter approval. The court concluded that the agency established to finance the facilities is a special district created to circumvent Article XIIIA. However, in May 1992, the California Supreme Court let stand two lower court decisions involving sales tax increases passed by a majority vote. The lower courts had held that the Los Angeles County Transportation Commission and the Orange County Transportation Authority, the agencies entitled to collect the taxes, were not formed to circumvent Article XIIIA, and that, therefore, the taxes were validly passed. On November 10, 1993, in a closely watched case involving a Santa Clara County transportation authority created with the parameters of the California Supreme Court's 1991 decision in mind, a California Court of Appeal overturned a sales tax approved by less than two-thirds of the voters. In a September 1995 decision, the State Supreme Court affirmed the Court of Appeal, declaring Proposition 62 constitutional under the California Constitution. The decision limited itself to cities organized by the State and left unresolved whether Proposition 62 is constitutional as applied to cities organized under a charter. Approximately half the population of the State resides in charter cities. In March 1996, a Superior Court held that charter cities do not have to submit taxes to voter approval despite the State Supreme Court's Proposition 62 ruling . These decisions may continue to cast doubt on other projects around the State that have been financed with sales tax increases imposed without two-thirds voter approval. Soon after the State Supreme Court decision, Moody's Investors Services, Inc. indicated that the ruling has broad negative implications on the ability of the State's cities and counties to raise revenue and issue debt supported by general fund revenues.

  On November 5, 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIIIC and XIIID into the California Constitution. These new provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. Certain "general taxes" imposed after January 1, 1995 must be approved by voters in order to remain in effect. In addition, Article XIIIC clarifies the right of local voters to reduce taxes, fees, assessments or charges through local initiatives.

  Proposition 218 does not affect the State or its ability to levy or collect taxes. There are a number of ambiguities concerning the Proposition and its impact on local governments and their bonded debt which will require interpretation by the courts or the Legislature. The Legislative Analyst estimated that enactment of Proposition 218 would reduce local government revenues statewide by over $100 million a year, and that over time revenues to local government would be reduced by several hundred million dollars a year under this Proposition.

  Because of the complex nature of Articles XIIIA-D, the ambiguities and possible inconsistencies in their respective terms, and the applicability of their respective exemptions and exceptions and the impossibility of predicting future appropriations, it is not presently possible to determine the impact of
Article XIIIA-D or any implementing or related legislation on the California municipal securities in which the Fund may invest, or the abilities of State or local governments to pay the interest on, or repay the principal of such California municipal securities.

  Proposition 98. On November 8, 1988, voters approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act" (the "Act"). The Act changes State funding of public education below the university level and the operation of the State's Appropriations Limit. The Act, as amended, guarantees State funding for K-12 school districts and community college districts at a level equal to the greater of (a) in general, a fixed percentage of General Fund revenues, (b) the amount actually appropriated to such districts from the General Fund in the previous fiscal year, adjusted for either changes in the cost of living, or (c) a third test which would replace the test in (b) if the percentage growth in per capita of General Fund revenues in the prior year plus one half of one percent is less than the percentage growth in California per capita personal income. Under the test in (c), the schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and General Fund revenues. The Act permits the legislature, by two-thirds vote of both houses, with the Governor's concurrence, to suspend this formula for a one-year period. The Act could cause increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIIIB spending limit would restrain the State's ability to fund such other programs by raising taxes. The Act also changes how tax revenues in excess of the State's Appropriations Limit are distributed. Any excess State tax revenues up to a specified amount would, instead of being returned to taxpayers, be transferred to K-12 school and community college districts. Such transfer would be excluded from the Appropriations Limit for K-14 school districts, and the K-14 school Appropriations Limits for the next year would be automatically increased by the amount of such transfer. These additional moneys would enter the base funding calculation for K-14 schools for subsequent years, creating further pressure on other portions of the state budget, particularly if revenues decline in a year following such a transfer.


  During the recent recession, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements.



  In 1992, a lawsuit was filed, called California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. The settlement of this case, finalized in July, 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact. Substantially increased General Fund revenues, above initial budget projections, in the fiscal years 1994-95 and thereafter have resulted or will result in retroactive increases in Proposition 98 appropriations from subsequent fiscal years' budgets.



  Local Governments. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes, and limited the ability of local government to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval.



  Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. The entire statewide welfare system was changed in response to the change in federal welfare law enacted in 1996. As part of the 1997-98 Budget Act legislative package, the Legislature and Governor agreed on a comprehensive reform of the State's public assistance programs to implement the new federal law. The new basic State welfare program is called California Work Opportunity and Responsibility to Kids Act ("CalWORKs"), which replaces the former Aid to Families with Dependent Children (AFDC) and Greater Avenues to Independence
(GAIN) programs effective January 1, 1998. Consistent with the federal law, CalWORKs contains new time limits on receipt of welfare aid, both lifetime as well as for any current period on aid. The centerpiece of CALWORKs is the linkage of eligibility to work participation requirements. Administration of the new Welfare-to-Work programs will be largely at the county level and counties are given financial incentives for success in this program.



  Although the longer-term impact of the new federal Law and CalWORKs cannot be determined until there has been more experience, the State does not presently anticipate that these new programs will have an adverse financial impact on the General Fund. Overall Temporary Assistance for Needy Families (TANF) grants from the federal government are expected to equal or exceed the amounts the State would have received under the old AFDC program.



  Under current law, counties are required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs, but this mandate may be eliminated as part of the overhaul.


  In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislature has eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Many counties continue to be under severe fiscal stress. While such stress has in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected.


  In November of 1994, Standard & Poor's Rating Group downgraded the credit rating of several California counties, including San Francisco, San Diego, Marin, Los Angeles and San Bernadino. In December of 1994 and January of 1995, Standard & Poor's Rating Group and Moody's Investors Services, Inc., respectively, downgraded Orange County to below investment grade as a result of its bankruptcy filing (see discussion below). In August of 1995, Standard & Poor's Rating Group again downgraded the credit rating of Los Angeles County and placed it on CreditWatch. Moody's Investors Services, Inc. also downgraded Los Angeles County. In October of 1995, Standard & Poor's Rating Group placed San Diego County's $449.3 million in general fund-supported debt issues on CreditWatch. Since the passage of Proposition 218 in November 1996, five of the seven California cities reviewed by the major rating agencies have been downgraded (Los Angeles, Sacramento, San Diego, Fresno and Anaheim).


  On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Funds") filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Funds had suffered significant market losses in their investments, causing a liquidity crisis for the Funds and the County. More than 200 other public entities, most of which, but not all, are located in the County, were also depositors in the Funds. As of mid-January, 1995, following a restructuring of most of the Funds' assets to increase their liquidity and reduce their exposure to interest rate increases, the County estimated the Funds' loss at about $1.69 billion, or 23% of their initial deposits of approximately $7.5 billion. Many of the entities which deposited moneys in the Funds, including the County, are facing cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. This may also affect their ability to meet their outstanding obligations. In June, 1996, Orange County emerged from bankruptcy protection as part of a fiscal recovery plan that included the issuance of new recovery bonds and sharp reductions in services and personnel. Moody's gave the insured recovery bonds an underlying rating of Baa and the county's general obligation bonds a Ba rating. Standard & Poor's gave the recovery bonds a B underlying rating and Fitch Investors Service assigned the bonds as underlying rating of BBB.

  State Finances. From 1990 until 1994 the State experienced the worst economic fiscal, and budget conditions since the 1930's. Construction, manufacturing (especially aerospace), and financial services, among others, have all been severely affected. Job losses were the worst of any post-war recession.


  The recession seriously affected State tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund -- K-14 education, health, welfare and corrections -- growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. As a result, the State entered a period of chronic budget imbalance. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year.



  Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992, when the budget was adopted, the State Controller issued a total of approximately $3.8 billion of registered warrants.



  For several fiscal years during the recession, the State was forced to rely on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year, as noted earlier. The last and largest of these borrowings was $4.0 billion of revenue anticipation warrants which were issued in July, 1994 and matured on April 25, 1996.



  The State's financial condition improved markedly during the 1995-96 and 1996-97 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing has occurred over the end of these two fiscal years.



  The economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96 and $1.6 billion in 1996-97) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid. The accumulated budget deficit from the recession years was finally eliminated. In the Governor's 1998-99 Budget Proposal, released January 9, 1998, the Department of Finance reported that the State's budget reserve totaled $461 million as of June 30, 1997.



  As a result of the deterioration in the State's budget and cash situation during the early 1990, rating agencies reduced the State's credit rating. Between October 1991 and October 1992, the rating on the general obligation bonds was reduced by Standard & Poor's Ratings Group from "AAA" to "A+", by Moody's Investors Services, Inc. from "Aaa" to "Aa" and by Fitch Investors Services, Inc. from "AAA" to "AA". On July 15, 1994, all three of the rating agencies rating the State's long-term debt again lowered their ratings of the State's general obligation bonds. Moody's Investors Services, Inc. lowered its rating from "Aa" to "A1", Standard & Poor's Ratings Group lowered its rating from "A+" to "A", and Fitch Investors Service lowered its rating from "AA" to "A". In July 1996, Standard & Poor's raised its rating to A+ from A. In 1997, Fitch Investors Service raised its rating to "AA-" from "A+". There can be no assurance that such ratings will continue for any given period of time or that they will not in the future be further revised or withdrawn. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no obligation on the part of the State to make payment on such obligations in the event of default.



  On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Proposed Budget"). The Proposed Budget estimated General Fund revenues and transfers of about $50.7 billion, and proposed expenditures of $50.3 billion. In May 1997, the Department of Finance increased its revenue estimate for the upcoming fiscal year by $1.3 billion, in response to the continued strong growth in the State's economy.



  In May, 1997, action was taken by the California Supreme Court in an ongoing lawsuit, PERS v. Wilson, which made final a judgment against the State requiring an immediate payment from the General Fund to the Public Employees Retirement Fund ("PERF") to make up certain deferrals in annual retirement fund contributions which had been legislated in earlier years for budget savings, and which the courts found to be unconstitutional. On July 30, 1997, following a direction from the Governor, the Controller transferred $1.228 billion from the General Fund to the PERF in satisfaction of the judgment, representing the principal amount of the improperly deferred payments from 1995-96 and 1996-97.



  Once the pension payment of $1.228 billion eliminated essentially all the "increased" revenue in the budget, final agreement was reached within a few weeks on a welfare reform package and the remainder of the budget. The Legislature passed the Budget Bill on August 11, 1997, along with numerous related bills to implement its provisions. On August 18, 1997, the Governor signed the 1997-98 Budget Act, but vetoed approximately $314 million of specific spending items, primarily in health and welfare and education areas from both the General Fund and Special Funds. Most of this spending (approximately $200 million) was restored in later legislation passed before the end of the Legislative Session.



  The 1997-98 Budget Act anticipated General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 amount), and expenditures of $52.8 billion (an 8.0 percent increase from the 1996-97 levels). The 1997-98 Budget Act also included Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. Following enactment of the 1997-98 Budget Act, the State implemented its normal annual cash flow borrowing program, issuing $3.0 billion of notes which mature on June 30, 1998.



  The Department of Finance released updated estimates for the 1997-98 Fiscal Year on January 9, 1998 as part of the Governor's 1998-99 Fiscal Year Budget Proposal. Total revenues and transfers are projected at $52.9 billion, up approximately $360 million from the Budget Act projection. Expenditures for the fiscal year are expected to rise approximately $200 million above the original Budget Act, to $53.0 billion. The balance in the budget reserve, the Special Fund for Economic Uncertainties (SFEU), is projected to be $329 million at June 30, 1998, compared to $461 million at June 30, 1997.



  On January 9, 1998, the Governor released his Budget Proposal for the 1998-99 Fiscal Year (the "Governor's Budget"). The Governor's Budget projects total General Fund revenues and transfers of $55.4 billion, a $2.5 billion increase (4.7 percent) over revised 1997-98 revenues. This revenue increase takes into account reduced revenues of approximately $600 million from the 1997 tax cut package, but also assumes approximately $500 million additional revenues primarily associated with capital gains realizations. The Governor's Budget notes, however, that capital gains activity and the resultant revenues derived from it are very hard to predict.



  Total General Fund expenditures for 1998-99 are recommended at $55.4 billion an increase of $2.4 billion (4.5 percent) above the revised 1997-98 level. The Governor's Budget includes funds to pay the interest claim relating to the court decision on pension fund payments, PERS v. Wilson. The Governor's Budget projects that the State will carry out its normal intra-year cash flow external borrowing in 1998-99, in an estimated amount of $3.0 billion. The Governor's Budget projects that the budget reserve, the SFEU, will be $296 million at June 30, 1999, slightly lower than the projected level at June 30, 1998.



  The Governor's Budget projects Special Fund revenues of $14.7 billion, and Special Fund expenditures of $15.2 billion, in the 1998-99 Fiscal Year. A total of $3.2 billion of bond fund expenditures are also proposed.


  It is not presently possible (1) to know whether, and to what extent, the State General Fund or any Special Funds will have surplus or deficit balances in the 1995-1996 fiscal year or in any subsequent fiscal year, or (2) to determine the overall impact of any deficits on future allocations of the State revenues to local governments or on the abilities of State or local governments to pay the interest on, or repay the principal of, any California municipal securities in which the Fund may invest.

  Litigation. At any given time, including the present, there are numerous civil actions pending against the State (including, but not limited to, those discussed in the preceding paragraphs and below), which could, if determined adversely to the State, affect the State's expenditures and, in some cases, its revenues. The following are certain of the more significant lawsuits pending against the State.


  Northern California 1997 Flood Litigation: In January of 1997, California experienced major flooding in six different areas with current estimates of property damage to be approximately $1.6 to $2 billion. To date, one lawsuit has been filed by 500 homeowners, but more lawsuits are expected. Exposure from all of the anticipated cases arising from these floods could total approximately $2 billion.



  The State is a defendant in several related cases, mainly California Ambulance Association v. Shalala et al., in which the plaintiffs are seeking action to compel the Department of Health Services to pay Part B ambulance and physician services co-payments under the Medicare and Medicaid Acts. Should the plaintiffs prevail, the liability for retroactive payments is estimated to be $490 million, and the liability for future payments can be in excess of $130 million annually. The General Fund and the federal government will share the liability equally.



  The State is a defendant in Ceridian Corporation v. Franchise Tax Board, a suit which challenges the validity of two sections of the California Tax laws. The first relates to deduction from corporate taxes for dividends received from insurance companies to the extent the insurance companies have California activities. The second relates to corporate deduction of dividends to the extent the earnings of the dividend paying corporation have already been included in the measure of their California tax. If both sections of the California Tax law are invalidated, and all dividends become deductible, then the General Fund can become liable for approximately $200-$250 million annually.


  The State is involved in a lawsuit. Thomas Hayes v. Commission on State Mandates, related to state-mandated costs. The action involves an appeal by the Director of Finance from a 1984 decision by the State Board of Control (now succeeded by the Commission on State Mandates (Commission)). The Board of Control decided in favor of local school districts' claims for reimbursement for special education programs for handicapped students. The case was then brought to the trial court by the State and later remanded to the Commission for redetermination. The Commission has since expanded the claim to include supplemental claims filed by seven other educational institutions; the issuance of a final consolidated decision is anticipated sometime in early 1997. To date, the Legislature has not appropriated funds. The liability to the State, if all potentially eligible school districts pursue timely claims, has been estimated by the Department of Finance at more than $1 billion.

  The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, People of the State of California v. J. B. Stringfellow, Jr., et al., the State is seeking recovery for past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. However, the defendants have filed a counterclaim against the State for alleged negligent acts. Because the State is the present owner of the site, the State may be found liable. Present estimates of the cleanup range from $300 million to $800 million.


  The State is a defendant in a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The trial court has found liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. An appeal has been filed.

  The State is a defendant in California State Employees Association v. Wilson, where the petitioners are challenging several budget appropriations in the 1994 and 1995 Budget Acts. The appropriations mandate the transfer of funds from the State Highway Account to the General Fund to reimburse the General Fund for debt service costs on two rail bond measures. The petitioners contend that the transfers violate the bond acts themselves and are requesting the monies be returned. The loss to the State's General Fund could be up to $227 million.

  In a similar case, Professional Engineers in California Government v. Wilson, the petitioners are challenging several appropriations in the 1993, 1994, and 1995 Budget Acts. The appropriations mandate the transfer of approximately $262 million from the State Highway Account and $113 million from the Motor Vehicle Account to the General Fund and appropriate approximately $6 million from the State Highway Account to fund a highway-grade crossing program administered by the Public Utilities Commission. Petitioners contend that the transfers violate several constitutional provisions and request that the moneys be returned to the State Highway Account and Motor Vehicle Account.


  The State is a defendant in Just Say No To Tobacco Dough Campaign v. State of California, where the petitioners challenge the appropriation of approximately $166 million of Proposition 99 funds in the Cigarette and Tobacco Products Surtax Fund for years ended June 30, 1990, through June 30, 1995 for programs which were allegedly not health education or tobacco-related disease research. If the State loses, the General Fund and funds from other sources would be used to reimburse the Cigarette and Tobacco Products Surtax Fund for approximately $166 million.



  The State is a defendant in the case of Kurt Hathaway, et al. v. Wilson, et al., where the plaintiffs are challenging the legality of various budget action transfers and appropriations from particular special funds for years ended June 30, 1995, and June 30, 1996. The plaintiffs allege that the transfers and appropriations are contrary to the substantive law establishing the funds and providing for interest accruals to the fund, violate the single subject requirement of the State Commission, and is an invalid "special law." Plaintiffs seek to have monies totaling approximately $335 million returned to the special funds.


  The State is a defendant in two related cases, Beno vs. Sullivan (Beno) and Welch vs. Anderson (Welch), concerning reductions in Aid to Families with Dependent Children (AFDC) grant payments. In the Beno case, plaintiffs seek to invalidate AFDC grant reductions and in the Welch case, plaintiffs contend that AFDC grant reductions are not authorized by state law. The Beno case concerns the total grant reductions while the Welch case concerns the period of time the State did not have a waiver for those reductions. The State's potential liability for retroactive AFDC grant reductions is estimated at $831 million if the plaintiffs are awarded the full amount in both cases.


  Recent Legislation. Recently, legislation has been enacted which (1) increases, in limited instances, the abilities of both county boards of supervisors and redevelopment agencies to impose new special taxes; (2) repeals the existing limitations on the amount of notes of the State of California which may be sold; (3) eliminates certain restrictions on repayment of general obligations bonds; (4) allows revenue anticipation notes to be repaid in a succeeding fiscal year and generally facilitates their issuance; (5) increases the ability of community redevelopment agencies to issue revenue bonds for the purpose of refunding bonds of other political subdivisions of the State; (6) cut corporate tax rates by 5% a year; and (7) automatically and proportionately reduces programmed General Fund appropriations for the next fiscal year (except those mandated by the Constitution) up to 4%, if the State Director of Finance, with concurrence of the

Commission on State Finance, certifies that revenues for such fiscal year were not expected to meet programmed budgetary requirements.


  Additional legislation has been or may be introduced which would create new regional agencies with the ability to tax and issue debt, alter the definition of ownership changes that trigger reassessment of business property under
Article XIIIA, modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively would increase the abilities of State and local governments to impose new taxes, increase existing taxes (including sales tax increases to fund earthquake relief), issue bonds or other debt instruments, or adopt State budgets with only a majority vote of the legislature. It is not currently possible to predict the extent to which any such legislation will be enacted. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Nor is it currently possible to determine the impact of any recently enacted or proposed legislation on California municipal securities in which the Fund may invest or future allocations of State revenues to local governments.


  INVESTMENT PRACTICES. If the Adviser deems it appropriate to seek to hedge the Fund's portfolio against market value changes, the Fund may buy or sell derivative instruments such as financial futures contracts and related options, such as municipal bond index futures contracts and the related put or call options contracts on such index futures. A tax exempt bond index fluctuates with changes in the market values of the tax exempt bonds included in the index. An index future is an agreement pursuant to which two parties agree to receive or deliver at settlement an amount of cash equal to a specified dollar amount multiplied by the difference between the value of the index at the close of the last trading day of the contract and the price at which the future was originally written. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. An index future has similar characteristics to a financial future except that settlement is made through delivery of cash rather than the underlying securities. An example is the Long-Term Municipal Bond futures contract traded on the Chicago Board of Trade. It is based on the Bond Buyer's Municipal Bond Index, which represents an adjusted average price of the forty most recent long-term municipal issues of $50 million or more ($75 million in the instance of housing issues) rated A or better by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), maturing in no less than nineteen years, having a first call in no less than seven nor more than sixteen years, and callable at par.

  The Fund may engage in "when issued" and "delayed delivery" transactions and utilize futures contracts and options thereon for hedging purposes. The Securities and Exchange Commission ("SEC") generally requires that when mutual funds, such as the Fund, effect transactions of the foregoing nature, such funds must either segregate cash or readily marketable portfolio securities with its custodian in an amount of its obligations under the foregoing transactions, or cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements.

  STRATEGIC TRANSACTIONS. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.


  GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options typically
have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets into special accounts, as described below under "Use of Segregated and Other Special Accounts."


  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities equal to the exercise price.

  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index- based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

  INSURANCE. As described in the Prospectus, the Fund will generally invest only in municipal securities which are either pre-insured under a policy obtained for such securities prior to the purchase of such securities or will be insured under policies obtained by the Fund to cover otherwise uninsured securities.

  Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of municipal securities by the issuer thereof or a third party in conjunction with the original issuance of such municipal securities. Under such insurance, the insurer unconditionally guarantees to the holder of the insured municipal security the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments insured may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the municipal security issuers or from any other source. Original Issue Insurance generally does not insure payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control municipal securities), the value of the Shares of the Fund or the market value of municipal securities, or payments of any tender purchase price upon the tender of the municipal securities. Original Issue Insurance also does not insure against nonpayment of principal of or interest on municipal securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a municipal security covered by insurance is due for payment but is unpaid by reason of nonpayment by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights of payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any municipal securities, the insurer shall succeed to the rights of the Fund with respects to such payment.

  Original Issue Insurance remains in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the municipal securities so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  Secondary Market Insurance. Subsequent to the time of original issuance of a municipal security, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such municipal security. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and, as is the case with Original Issue Insurance, Secondary Market Insurance remains in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. All premiums respecting municipal securities covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular municipal security would be to enable the Fund to enhance the value of such municipal security. The Fund, for example, might seek to purchase a particular municipal security and obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the market value of such municipal security, as insured, would exceed the current value of the municipal security without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a municipal security that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  Portfolio Insurance. The Portfolio Insurance policies obtained by the Fund would insure the payment of principal and interest on specified eligible municipal securities purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal securities insured under one Portfolio Insurance policy generally would not be insured under any other policy purchased by the Fund. A municipal security is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund. If a municipal security already is covered by Original

Issue Insurance of Secondary Market Insurance, the Fund is not required to insure additionally any such municipal security under any policy of Portfolio Insurance that the Fund may purchase.


  Portfolio Insurance policies are effective only as to municipal securities owned and held by the Fund, and do not cover municipal securities for which the contract for purchase fails. A "when-issued" municipal security will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" municipal security.

  In determining whether to insure municipal securities held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of municipal securities. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be non-cancellable and will remain in effect so long as the Fund is in existence, the municipal securities covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer generally will reserve the right at any time upon 90 days written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees of the Fund generally will reserve the right to terminate each policy upon seven days written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy shall terminate as to any municipal security that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such municipal security, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such municipal security, the policy will terminate as to such municipal security on the business day immediately following such payment date. Each policy will terminate as to all municipal securities covered thereby on the date on which the last of the covered municipal securities mature, are redeemed or are sold by the Fund.

  One or more policies of Portfolio Insurance may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a municipal security that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such municipal security. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a municipal security only if, in the opinion of the Adviser, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance. The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment of principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  Because each Portfolio Insurance policy will terminate as to municipal securities sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance will remain in effect as long as municipal securities covered thereby are outstanding, such insurance may enhance the marketability of such securities even when such securities are in default or in significant risk of default, but the exact effect, if any, on the marketability cannot be estimated. Accordingly, the Fund may determine to retain or, alternatively, to sell municipal securities covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  It is anticipated that certain of the municipal securities to be purchased by the Fund will be insured under policies obtained by persons other than the Fund. In instances in which the Fund purchases municipal securities insured under policies obtained by persons other than the Fund, the Fund does not pay the premiums for such policies; rather the cost of such policies may be reflected in a higher purchase price for such municipal securities. Accordingly, the yield on such municipal securities may be lower than that on similar uninsured municipal securities. Premiums for a Portfolio Insurance Policy generally are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities covered by the policy during the month. The yield on the Fund's portfolio is reduced to the extent of the insurance premiums paid by the Fund which, in turn, will depend upon the characteristics of the covered municipal securities held by the Fund. In the event the Fund were to purchase Secondary Market Insurance with respect to any municipal securities then covered by a Portfolio Insurance policy, the coverage and the obligation of the Fund to pay monthly premiums under such policy would cease with such purchase.


  There can be no assurance that insurance of the kind described above will continue to be available to the Fund. In the event that such insurance is no longer available or that the cost of such insurance outweighs the benefits to the Fund in the view of the Board of Trustees, the Board will consider whether to modify the investment policies of the Fund, which may require the approval of shareholders. In the event the claims-paying ability rating of an insurer of municipal securities in the Fund's portfolio were to be lowered from AAA by S&P, or if the Adviser anticipates such a lowering or otherwise does not believe an insurer's claims-paying ability merits its existing triple-A rating, the Fund could seek to obtain additional insurance from an insurer whose claims-paying ability is rated AAA by S&P, or if the Adviser determines that the cost of obtaining such additional insurance outweigh the benefits, the Fund may elect not to obtain additional insurance. In making such determination, the Adviser will consider the cost of the additional insurance, the new claims-paying ability rating and financial condition of the existing insurer and the creditworthiness of the issuer or guarantor of the underlying municipal securities. The Adviser also may determine not to purchase additional insurance in such circumstances if it believes that the insurer is taking steps which will cause its triple-A claims paying ability rating to be restored promptly.



  Although the Adviser periodically reviews the financial condition of each insurer, there can be no assurance that the insurers will be able to honor their obligations under all circumstances. In that regard, it should be noted that the claims-paying abilities and debt ratings of several large insurers (at least one of which insured municipal securities) recently have been lowered by one or more of the nationally recognized securities rating agencies and that many insurers currently are experiencing adverse results in their investment portfolios. In addition, certain insurers' operations recently have been assumed by their state regulatory agencies. The Fund cannot predict the consequences of a state takeover of an insurer's obligations and, in particular, whether such an insurer (or its state regulatory agency) could or would honor all of the insurer's contractual obligations including any outstanding insurance contracts insuring the timely payment of principal and interest on municipal securities. The Fund cannot predict the impact which such events might have on the market values of such municipal security. In the event of a default by an insurer on its obligations with respect to any municipal securities in the Fund's portfolio, the Fund would look to the issuer or guarantor of the relevant municipal securities for payments of principal and interest and such issuer or guarantor may not be rated AAA by S&P. Accordingly, the Fund could be exposed to greater risk of non-payment in such circumstances which could adversely affect the Fund's net asset value and the market price per share. Alternatively, the Fund could elect to dispose of such municipal securities; however, the market prices for such municipal securities may be lower than the Fund's purchase price for them and the Fund could sustain a capital loss as a result.



  Although the insurance on municipal securities reduces financial or credit risk in respect of the insured obligations (i.e., the possibility that owners of the insured municipal securities will not receive timely scheduled payments of principal or interest), insured municipal securities remain subject to market risk (i.e., fluctuations in market value as a result of changes in prevailing interest rates). Accordingly, insurance on municipal securities does not insure the market value of the Fund's assets or the net asset value or the market price for the shares.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group (S&P) rating symbols and their meanings (as published by S&P) follows:

     1.  DEBT

          A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

          The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        The ratings are based, in varying degrees, on the following considerations:

        1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        2. Nature of and provisions of the obligation;

        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


    AAA               Debt rated 'AAA' has the highest rating assigned by S&P.
                      Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB, B             Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as
    CCC, CC, C        having significant speculative characteristics with respect to capacity to pay interest and repay principal. 'BB'
                      indicates the least degree of speculation and 'C' the
                      highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large
                      uncertainties or large exposures to adverse conditions.

    BB Debt rated 'BB' has less vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

    B                 Debt rated 'B' is more vulnerable to default than debt rated
                      'B' but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

    CCC Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

    CC Debt rated 'CC' is currently highly vulnerable to nonpayment. The rating 'CC' is also used for debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

    C The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating.

    CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.


           PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


    C The letter "c" indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

    I The letter "i" indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.

    L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

    P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

                      * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


  DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     2.  MUNICIPAL NOTES

          A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

          The following criteria will be used in making that assessment.

          -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

          -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it will be treated as a note).

        The note rating symbols and definitions are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus
                      (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3              Speculative capacity to pay principal and interest.

     3.  COMMERCIAL PAPER

          A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Ratings are graded into several categories, ranging from 'A-1' for the highest-quality obligations to 'D' for the lowest. These categories are as follows:

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     4.  TAX-EXEMPT DUAL RATINGS

          S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, 'SP-1+/A-1+').

  MOODY'S INVESTORS SERVICE--A brief description of the applicable Moody's Investors Service ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

     1.  LONG-TERM MUNICIPAL BONDS

    AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
                Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CON (..)    Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated
                conditionally and designated with the prefix "Con" followed by rating in parentheses. These are bonds secured by: (a)
                earnings of projects under construction, (b) earnings of
                projects unseasoned in operation experience, (c) rentals
                that begin when facilities are completed, or (d) payments to which some other limiting condition attaches the
                parenthetical rating denotes the probable credit stature
                upon completion of construction or elimination of the basis of the condition.

    (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

    NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

     2.  SHORT-TERM EXEMPT NOTES

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

          MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

     3.  TAX-EXEMPT COMMERCIAL PAPER

          Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

       Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         - Leading market positions in well established industries.

         - High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earning coverage of fixed financial charges and high internal cash generation.

         - Well established access to a range of financial markets and assured sources of alternate liquidity.

       Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

       Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.


       Issuers rated Not Prime do not fall within any of the Prime rating categories.




                             TRUSTEES AND OFFICERS


     The tables below list the trustees and officers of the Fund and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor"), Van Kampen American Capital Advisors Corp., Van Kampen Merritt Equity Advisors Corp., Van Kampen American Capital Insurance Agency of Illinois, Inc., VK/AC System, Inc., Van Kampen American Capital Record Keeping Services, Inc., American Capital Contractual Services, Inc., Van Kampen American Capital Trust Company, Van Kampen American Capital Exchange Corporation, and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisers (excluding the Van Kampen American Capital Exchange Fund).


                                    TRUSTEES


                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee/Director of each of the
                                            funds in the Fund Complex.
Richard M. DeMartini*.....................  President and Chief Operating Officer, Individual Asset
Two World Trade Center                      Management Group, a division of Morgan Stanley Dean
66th Floor                                  Witter & Co. Mr. DeMartini is a Director of InterCapital
New York, NY 10048                          Funds, Dean Witter Distributors, Inc. and Dean Witter
Date of Birth: 10/12/52                     Trust Company. Trustee of the TCW/DW Funds. Director of
                                            the National Healthcare Resources, Inc. Formerly Vice
                                            Chairman of the Board of the National Association of
                                            Securities Dealers, Inc. and Chairman of the Board of the
                                            Nasdaq Stock Market, Inc. Trustee/Director of each of the
                                            funds in the Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Linda Hutton Heagy........................  Managing Partner of Heidrick & Stuggles, an executive
Sears Tower                                 search firm. Prior to 1997, Partner, Ray & Berndtson,
233 South Wacker Drive                      Inc., an executive recruiting and management consulting
Suite 7000                                  firm. Formerly, Executive Vice President of ABN AMRO,
Chicago, IL 60606                           N.A., a Dutch bank holding company. Prior to 1992,
Date of Birth: 06/03/48                     Executive Vice President of La Salle National Bank.
                                            Trustee on the University of Chicago Hospitals Board, The
                                            International House Board and the Women's Board of the
                                            University of Chicago. Trustee/Director of each of the
                                            funds in the Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation.
                                            Trustee/Director of each of the funds in the Fund
                                            Complex.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee/Director of each of
                                            the funds in the Fund Complex.
Don G. Powell*............................  Chairman and a Director of VKAC. Chairman and a Director
2800 Post Oak Blvd.                         of the Advisers and the Distributor. Chairman and a
Houston, TX 77056                           Director of ACCESS. Director or officer of certain other
Date of Birth: 10/19/39                     subsidiaries of VKAC. Chairman of the Board of Governors
                                            and the Executive Committee of the Investment Company
                                            Institute. Prior to November 1996, President, Chief
                                            Executive Officer and a Director of VKAC Holding.
                                            Trustee/ Director of each of the funds in the Fund
                                            Complex and other funds advised by the Advisers or Van
                                            Kampen American Capital Management, Inc.
Phillip B. Rooney.........................  Vice Chairman and Director of The ServiceMaster Company,
One ServiceMaster Way                       a business and consumer services company. Director of
Downers Grove, IL 60515                     Illinois Tool Works, Inc., a manufacturing company; the
Date of Birth: 07/08/44                     Urban Shopping Centers Inc., a retail mall management
                                            company; and Stone Container Corp., a paper manufacturing
                                            company. Trustee, University of Notre Dame. Formerly,
                                            President and Chief Executive Officer, Waste Management,
                                            Inc., an environmental services company, and prior to
                                            that President and Chief Operating Officer, Waste
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex.
Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee/Director of each of the
                                            funds in the Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, and other open-end and closed-end funds advised
Date of Birth: 08/22/39                     by the Advisers or Van Kampen American Capital
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex, and other open-end and closed-end funds
                                            advised by the Advisers or Van Kampen American Capital
                                            Management, Inc.

---------------

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund. Messrs. DeMartini and Powell are interested persons of the Fund and the Advisers by reason of their respective positions with Morgan Stanley Dean Witter & Co. and its affiliates.

                                    OFFICERS

     Messrs. McDonnell, Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Dennis J. McDonnell.........  President                     Executive Vice President and a Director of
  Date of Birth: 05/20/42                                   VKAC and VK/AC Holding, Inc. President,
                                                            Chief Operating Officer and a Director of
                                                            the Advisers, Van Kampen American Capital
                                                            Advisors, Inc., and Van Kampen American
                                                            Capital Management, Inc. President and a
                                                            Director of Van Kampen Merritt Equity
                                                            Advisors Corp. Prior to April of 1997, he
                                                            was a Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Prior to September of 1996,
                                                            Mr. McDonnell was Chief Executive Officer
                                                            and Director of MCM Group, Inc., McCarthy,
                                                            Crisanti & Maffei, Inc. and Chairman and
                                                            Director of MCM Asia Pacific Company,
                                                            Limited and MCM (Europe) Limited. Prior to
                                                            November 1996, Executive Vice President and
                                                            a Director of VKAC Holding. Prior to July
                                                            of 1996, Mr. McDonnell was President, Chief
                                                            Operating Officer and Trustee of VSM Inc.
                                                            and VCJ Inc. President of each of the funds
                                                            in the Fund Complex. President, Chairman of
                                                            the Board and Trustee of other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 06/25/56                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Prior to July of 1996, Mr.
                                                            Hegel was a Director of VSM Inc. Prior to
                                                            September of 1996, he was a Director of
                                                            McCarthy, Crisanti & Maffei, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel,
  Date of Birth: 07/29/53                                   Secretary and Director of VKAC and VK/AC
                                                            Holding, Inc. Mr. Nyberg is also Executive
                                                            Vice President, General Counsel and a
                                                            Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Executive Vice President,
                                                            General Counsel, Assistant Secretary and a
                                                            Director of the Advisers and the
                                                            Distributor, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Management, Inc., Van Kampen American
                                                            Capital Exchange Corporation, American
                                                            Capital Contractual Services, Inc. and Van
                                                            Kampen American Capital Trust Company.
                                                            Executive Vice President, General Counsel
                                                            and Assistant Secretary of ACCESS. Director
                                                            or officer of certain other subsidiaries of
                                                            VKAC. Prior to June of 1997, Director of
                                                            ICI Mutual Insurance Co., a provider of
                                                            insurance to members of the Investment
                                                            Company Institute. Prior to April of 1997,
                                                            he was Executive Vice President, General
                                                            Counsel and Director of Van Kampen Merritt
                                                            Equity Advisors Corp. Prior to July of
                                                            1996, Mr. Nyberg was Executive Vice
                                                            President and General Counsel of VSM Inc.
                                                            and Executive Vice President and General
                                                            Counsel of VCJ Inc. Prior to September of
                                                            1996, he was General Counsel of McCarthy,
                                                            Crisanti & Maffei, Inc. Vice President and
                                                            Secretary of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 04/20/42                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Vice President of each of
                                                            the funds in the Fund Complex and certain
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President and Director of
  Date of Birth: 11/10/44                                   VKAC, and VK/AC Holding Inc. Executive Vice
                                                            President of the AC Adviser and the
                                                            Distributor. President and a Director of
                                                            ACCESS. President and Chief Operating
                                                            Officer of Van Kampen American Capital
                                                            Record Keeping Services, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers and
  Date of Birth: 01/11/56     Financial Officer             Van Kampen American Capital Management,
                                                            Inc. Vice President and Chief Financial
                                                            Officer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.

Nicholas Dalmaso............  Assistant Secretary           Associate General Counsel and Assistant
  Date of Birth: 03/01/65                                   Secretary of VKAC. Vice President,
                                                            Associate General Counsel and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            Van Kampen American Capital Advisors, Inc.
                                                            and Van Kampen American Capital Management,
                                                            Inc. Assistant Secretary of each of the
                                                            funds in the Fund Complex and other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Vice President and a Senior Attorney of
  Date of Birth: 11/15/63                                   VKAC. Vice President and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            ACCESS, Van Kampen American Capital
                                                            Management, Inc., American Capital
                                                            Contractual Services, Inc., Van Kampen
                                                            American Capital Exchange Corporation and
                                                            Van Kampen American Capital Advisors, Inc.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC and
                                                            VKAC Holding, Inc. Senior Vice President,
                                                            Deputy General Counsel and Secretary of the
                                                            Advisers, the Distributor, ACCESS American
                                                            Capital Contractual Services, Inc., Van
                                                            Kampen American Capital Management, Inc.,
                                                            Van Kampen American Capital Exchange
                                                            Corporation, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Insurance Agency of Illinois, Inc., VKAC
                                                            System, Inc., Van Kampen American Capital
                                                            Record Keeping Services, Inc. and Van
                                                            Kampen Merritt Equity Advisors Corp. Prior
                                                            to April of 1997, Senior Vice President,
                                                            Deputy General Counsel and Secretary of Van
                                                            Kampen American Capital Services, Inc. and
                                                            Van Kampen Merritt Holdings Corp. Prior to
                                                            September of 1996, Mr. Martin was Deputy
                                                            General Counsel and Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc., and prior to July
                                                            of 1996, he was Senior Vice President,
                                                            Deputy General Counsel and Secretary of VSM
                                                            Inc. and VCJ Inc. Assistant Secretary of
                                                            each of the funds in the Fund Complex and
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.
Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers, the Distributor, Van Kampen
                                                            American Capital Management, Inc. and Van
                                                            Kampen American Capital Advisors, Inc.
                                                            Prior to September of 1996, Mr. Wetherell
                                                            was Assistant Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.
Steven M. Hill..............  Assistant Treasurer           Vice President of the Advisers. Assistant
  Date of Birth: 10/16/64                                   Treasurer of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.
Michael Robert Sullivan.....  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.


     Each trustee/director holds the same position with each of the funds in the Fund Complex. As of the date of this Statement of Additional Information, there are 64 operating funds in the Fund Complex. For purposes of the following compensation and benefits discussion, the Fund Complex is divided into the following three groups: the funds advised by Asset Management (the "AC Funds"), the funds advised by Advisory Corp. excluding funds organized as series of the Morgan Stanley Fund, Inc. (the "VK Funds") and the funds advised by Advisory Corp. organized as series of the Morgan Stanley Fund, Inc. (the "MS Funds"). Each trustee/director who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan

Stanley Dean Witter & Co. (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees/directors to defer receipt of their compensation and earn a return on such deferred amounts. Deferring compensation has the economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.


     The trustees recently reviewed and adopted a standardized compensation and benefits program for each fund in the Fund Complex. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes an annual retainer in an amount equal to $50,000 per calendar year, due in four quarterly installments on the first business day of each quarter. Payment of the annual retainer is allocated among the funds in the Fund Complex (except the money market series of the MS Funds) on the basis of the relative net assets of each fund as of the last business day of the preceding calendar quarter. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes a per meeting fee from each fund in the Fund Complex (except the money market series of the MS Funds) in the amount of $200 per quarterly or special meeting attended by the Non-Affiliated Trustee, due on the date of the meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     For each AC Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the AC Funds includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     For each VK Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from each VK Fund includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     For the period from July 2, 1997 up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the MS Funds was based generally on the compensation amounts and methodology used by such funds prior to their joining the current Fund Complex on July 2, 1997. Each trustee/director was elected as a director of the MS Funds on July 2, 1997. Prior to July 2, 1997, the MS Funds were part of another fund complex (the "Prior Complex") and the former directors of the MS Funds were paid an aggregate fee allocated among the funds in the Prior Complex that resulted in individual directors receiving total compensation between approximately $8,000 to $10,000 from the MS Funds during such funds' last fiscal year.

     Under the deferred compensation plan, each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.


     Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from such Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such retirement from such Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from such Fund. Each trustee/director has served as a member of the Board of Trustees of the Fund since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.


     Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.

                               COMPENSATION TABLE


                                                                                           FUND COMPLEX
                                                                    ----------------------------------------------------------
                                                                         AGGREGATE            AGGREGATE             TOTAL
                         YEAR FIRST                                     PENSION OR        ESTIMATED MAXIMUM     COMPENSATION
                        APPOINTED OR      AGGREGATE COMPENSATION    RETIREMENT BENEFITS    ANNUAL BENEFITS     BEFORE DEFERRAL
                       ELECTED TO THE    BEFORE DEFERRAL FROM THE   ACCRUED AS PART OF    FROM THE FUND UPON      FROM FUND
       NAME(1)              BOARD                FUND(2)                EXPENSES(3)         RETIREMENT(4)        COMPLEX(5)
       -------         --------------    ------------------------   -------------------   ------------------   ---------------
J. Miles Branagan           1991                  $3,000                  $30,328              $60,000            $111,197
Linda Hutton Heagy          1995                   3,000                    3,141               60,000             111,197
R. Craig Kennedy            1995                   3,000                    2,229               60,000             111,197
Jack E. Nelson              1995                   3,000                   15,820               60,000             104,322
Jerome L. Robinson*         1995                   3,000                   32,020               15,750             107,947
Phillip B. Rooney**         1997                   2,250                        0               60,000              74,697
Dr. Fernando Sisto          1973                   3,000                   60,208               60,000             111,197
Wayne W. Whalen             1995                   3,000                   10,788               60,000             111,197


---------------

 * Mr. Robinson retired from the Board of Trustees on December 31, 1997.



** Mr. Phillip B. Rooney became a member of the Board of Trustees effective
   April 14, 1997 and thus does not have a full fiscal year of information to report.



(1) Messrs. DeMartini, McDonnell and Powell, also trustees of the Fund during all or a portion of the Fund's last fiscal year, are not included in the compensation table because they are not eligible for compensation or retirement benefits from the Fund. Mr. McDonnell resigned as a Trustee of the Fund, effective May 31, 1997.



(2) The amounts shown in this column represent the Aggregate Compensation before Deferral with respect to the Fund's fiscal year ended December 31, 1997. The details of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. The details of amount deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The details of cumulative deferred compensation (including interest) owed to current Trustees by each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the sum of the retirement benefits expected to be accrued by the operating investment companies in the Fund Complex for each of the current trustees for their respective fiscal years ended in 1997. The retirement plan is described above the Compensation Table.



(4) For Mr. Robinson this is the sum of the actual annual benefits payable by the operating investment companies in the Fund Complex as of the date of his retirement for each year of the 10-year period since his retirement. For the remaining trustees, this is the sum of the estimated maximum annual benefits payable by the operating investment companies in the Fund Complex for each year of the 10-year period commencing in the year of such trustee's anticipated retirement. The Retirement Plan is described above the Compensation Table. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table D below.



(5) The amounts shown in this column represent the aggregate compensation paid by all operating investment companies in the Fund Complex as of December 31, 1997 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1997. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Mr. Whalen, the Non-Affiliated Trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $268,447 during the calendar year ended December 31, 1997.



  As of April 6, 1998, the trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

                                                                         TABLE A

           1997 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES



                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund.........  12/31     $ 3,000    $ 3,000   $ 3,000   $ 3,000   $ 3,000    $ 2,250   $ 3,000   $ 3,000
 Tax Free High Income Fund............  12/31       3,000      3,000     3,000     3,000     3,000      2,250     3,000     3,000
 California Insured Tax Free Income
   Fund...............................  12/31       3,000      3,000     3,000     3,000     3,000      2,250     3,000     3,000
 Municipal Income Fund*...............  12/31       4,125      4,125     4,125     4,125     4,125      3,250     4,125     4,125
 Intermediate Term Municipal Income
   Fund...............................  12/31       3,000      3,000     3,000     3,000     3,000      2,250     3,000     3,000
 Florida Insured Tax Free Income
   Fund...............................  12/31       3,000      3,000     3,000     3,000     3,000      2,250     3,000     3,000
 New York Tax Free Income Fund........  12/31       1,125      1,125     1,125     1,125     1,125      1,000     1,125     1,125
   Trust Total........................             20,250     20,250    20,250    20,250    20,250     15,500    20,250    20,250


---------------

* Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which was merged into the Municipal Income Fund in November 1997.


                                                                         TABLE B


      1997 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES



                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund........   12/31     $ 3,000    $ 3,000   $ 1,500   $ 3,000   $ 3,000    $ 1,500   $ 1,500   $ 3,000
 Tax Free High Income Fund...........   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 California Insured Tax Free Fund....   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 Municipal Income Fund...............   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 Intermediate Term Municipal Income
   Fund..............................   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 Florida Insured Tax Free Income
   Fund..............................   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 New York Tax Free Income Fund.......   12/31       1,125      1,125       563     1,125     1,125        875       563     1,125
 New Jersey Tax Free Income Fund.....   12/31       1,125      1,125       563     1,125     1,125        875       563     1,125
   Trust Total.......................              20,250     20,250    10,126    20,250    20,250     10,750    10,126    20,250


                                                                         TABLE C

        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST
                                AND EACH SERIES


                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund.........  12/31     $ 4,324    $ 6,482   $11,233   $15,086   $14,485    $ 1,513   $ 3,180   $12,966
 Tax Free High Income Fund............  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 California Insured Tax Free Fund.....  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 Municipal Income Fund*...............  12/31       5,170      7,878    14,033    19,758    18,928      1,765     8,110    17,020
 Intermediate Term Municipal Income
   Fund...............................  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 Florida Insured Tax Free Income
   Fund...............................  12/31       4,324      6,482     6,853    10,650    10,391      1,513     1,622     9,946
 New York Tax Free Income Fund........  12/31       1,487      1,181     3,118     4,223     4,049        691       591     3,586
   Trust Total........................             28,277     41,469    68,936    94,975    91,308     10,221    18,369    82,416


---------------

* Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which was merged into the Municipal Income Fund in November 1997.

                                                                         TABLE D


          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST


                                                                                   TRUSTEE
                                             ------------------------------------------------------------------------------------
FUND NAME                                    BRANAGAN   DEMARTINI   HEAGY   KENNEDY   NELSON   POWELL   ROBINSON   SISTO   WHALEN
---------                                    --------   ---------   -----   -------   ------   ------   --------   -----   ------
  Insured Tax Free Income Fund..............   1995       1997      1995     1993      1984     1997      1997     1995     1984
  Tax Free High Income Fund.................   1995       1997      1995     1993      1985     1997      1997     1995     1985
  California Insured Tax Free Income Fund...   1995       1997      1995     1993      1985     1997      1997     1995     1985
  Municipal Income Fund.....................   1995       1997      1995     1993      1990     1997      1997     1995     1990
  Intermediate Term Municipal Income Fund...   1995       1997      1995     1993      1997     1993      1997     1995     1993
  Florida Insured Tax Free Income Fund......   1995       1997      1995     1994      1994     1997      1997     1995     1994
  New Jersey Tax Free Income Fund...........   1995       1997      1995     1994      1994     1997      1997     1995     1994
  New York Tax Free Income Fund.............   1995       1997      1995     1994      1994     1997      1997     1995     1994



  As of April 2, 1998, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:



                                                               AMOUNT OF
                                                              OWNERSHIP AT        CLASS OF       PERCENTAGE
               NAME AND ADDRESS OF HOLDER                    APRIL 2, 1998         SHARES        OWNERSHIP
               --------------------------                    -------------        --------       ----------
Bella Hess...............................................        29,577              C             13.02%
  4960 Sancola Ave.
  N. Hollywood, CA 91601-4838
NFSC FEBO # OBP-378755...................................        27,945              C             12.30%
  Geraldine R. Frey TTEE
  The Geraldine Frey Trust
  U/A 11/4/96
  22881 Via Orvieto
  Monarch Beach, CA 92629-3457
Smith Barney Inc.........................................        15,164              C              6.68%
  00167323876
  388 Greenwich Street
  New York, NY 10013-2339
Smith Barney Inc.........................................        13,539              C              5.96%
  00139100894
  388 Greenwich Street
  New York, NY 10013-2339


                     INVESTMENT ADVISORY AND OTHER SERVICES

  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Advisory Service Inc.).


  The Adviser, Van Kampen American Capital Distributors, Inc. (the "Distributor") and ACCESS Investor Services ("ACCESS") are wholly-owned subsidiaries of Van Kampen American Capital, Inc. ("VKAC"), which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.

  The investment advisory agreement between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees of the Trust and officers of the Fund if duly elected to such positions.


  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The investment advisory agreement will continue in effect from year to year if specifically approved by the Trustees of the Trust, of which the Fund is a separate series, (or the Fund's shareholders) and by the disinterested Trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days written notice by either party and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any State in which the Fund's shares are offered for sale. Currently, the most stringent limit in any State would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.


  For the years ended December 31, 1997, 1996 and 1995, the Fund paid advisory expenses of $814,437, $827,860 and $538,373, respectively.


  OTHER AGREEMENTS.


  FUND ACCOUNTING AGREEMENT. The Fund has entered into an accounting services agreement pursuant to which Asset Management provides accounting services to the Fund. The Fund shares with the other Van Kampen American Capital mutual funds, in the cost of providing such services, with 25% of such costs shared proportionately based on the number of outstanding classes of shares per fund and with the remaining 75 percent of such cost being paid by the Fund and such other Van Kampen American Capital funds based proportionally on their respective net assets.



  For the years ended December 31, 1997, 1996 and 1995, the Fund paid expenses of approximately $70,200, $14,700 and $11,000, respectively, representing Asset Management's and its affiliates' cost of providing accounting services.


  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: accurate maintenance of the fund's minute books and records, preparation and oversight of the fund's regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the

Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.


  For the years ended December 31, 1997, 1996 and 1995, the Fund paid expenses of approximately $9,100, $9,900 and $11,400, respectively, representing Van Kampen American Capital, Inc.'s cost of providing legal services.


                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 West Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION


  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firms' professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the investment adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the investment adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce its expenses materially.


  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of research service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of such services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and (iii) may select firms that are affiliated with the Fund, its investment adviser or its distributor and other principal underwriters.

  If purchases or sales of securities of the Fund and of one or more other investment companies or clients advised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Trust, of which the Fund is a separate series.

  The Trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the Securities and Exchange Commission under the 1940 Act which requires that the commission paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the Trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commission given to brokers that are affiliated with the Fund.


  During the year ended December 31, 1997, the Fund paid $0 in brokerage commissions on transactions totalling $0 to brokers selected primarily on the basis of research services provided to the Adviser. The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.



  Effective October 31, 1996, Morgan Stanley Group Inc. ("Morgan Stanley") became an affiliate of the Adviser. Effective May 31, 1997, Dean Witter Discover & Co. ("Dean Witter") became an affiliate of the Adviser. The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.



  The Fund paid the following commissions to these brokers during the periods shown:



                                                                           AFFILIATED
                                                                            BROKERS
                                                                        ----------------
                                                                        MORGAN     DEAN
                                                              BROKERS   STANLEY   WITTER
                                                              -------   -------   ------
Fiscal year 1995............................................    $0         NA       NA
Fiscal year 1996............................................    $0        $ 0       NA
Fiscal year 1997............................................    $0        $ 0      $ 0
Fiscal year 1997 Percentages:
  Commissions with affiliate to total commissions...........    --         NA       NA
  Value of brokerage transactions with affiliate to total
     transactions...........................................    --         NA       NA


                             TAX STATUS OF THE FUND


  The Trust and each of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund will be subject to tax if, among other things, it fails to distribute net capital gains, or if its annual distributions, as a percentage of its income, are less than the distributions required by tax laws.



                                   CALIFORNIA



                                        FEDERAL        STATE         COMBINED
 SINGLE RETURN       JOINT RETURN     TAX BRACKET   TAX BRACKET*   TAX BRACKET*
 -------------       ------------     -----------   ------------   ------------
$      0-24,650    $      0-41,200      15.00%         6.00%          20.10%
  24,650-59,750      41,200-99,600      28.00%         9.30%          34.70%
  59,750-124,650     99,600-151,750     31.00%         9.30%          37.40%
 124,650-271,050    151,750-271,050     36.00%         9.30%          42.00%
    Over 271,050   Over 271,050           39.60%         9.30%           45.20%


---------------

* Please note that the table does not reflect (i) any federal or state limitations on the amounts of allowable itemized deductions, phase-outs of personal or dependent exemption credits or other allowable credits, (ii) any local taxes imposed, or (iii) any taxes other than personal income taxes. The table assumes that federal taxable income is equal to state income subject to tax, and in cases where more than one state rate falls within a federal bracket, the highest state rate corresponding to the highest income within that federal bracket is used.

    1997 CALIFORNIA INCOME TAX BRACKETS -- REFLECTING 1997 INDEXED BRACKETS



Married Filing Jointly -- 4 Personal Exemptions



                       ADJUSTED       FEDERAL     STATE
 TAXABLE INCOME      GROSS INCOME     TAX RATE   TAX RATE
 --------------      ------------     --------   --------
$      0-41,200    $      0-121,200    15.00%     6.000%
  41,200-99,600           0-121,200    28.00%     9.300%
                    121,200-181,800    28.84%     9.300%
  99,600-151,750          0-121,200    31.00%     9.300%
                    121,200-181,800    31.93%     9.300%
                    181,800-228,305    34.56%     9.300%
                    228,305-255,805    34.56%    10.818%
                    255,805-304,300    34.56%     9.858%
 151,750-271,050    121,200-181,800    37.08%     9.300%
                    181,800-228,305    40.13%     9.300%
                    228,305-255,805    40.13%    10.818%
                    255,805-304,300    40.13%     9.858%
                       Over 304,300    37.08%      9.858%
Over 271,050        181,800-228,305    44.15%      9.300%
                    228,305-255,805    44.15%    10.818%
                    255,805-304,300    44.15%     9.858%
                   Over 304,300        40.79%      9.858%



Single -- 1 Personal Exemption



                       ADJUSTED       FEDERAL     STATE
 TAXABLE INCOME      GROSS INCOME     TAX RATE   TAX RATE
 --------------      ------------     --------   --------
$      0-24,650    $      0-114,152    15.00%     6.000%
  24,650-59,750           0-114,152    28.00%     9.300%
  59,750-124,650          0-114,152    31.00%     9.300%
                    114,152-121,200    31.00%    10.098%
                    121,200-141,652    32.59%    10.098%
                    141,652-243,700    32.59%     9.858%
 124,650-271,050    121,200-141,652    37.84%    10.098%
                    141,652-243,700    37.84%     9.858%
                       Over 243,700    37.08%      9.858%
Over 271,050           Over 243,700    40.79%      9.858%


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts. VKAC manages or supervises more than $60 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country. Each of our high yield analysts, based in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered on a continuous basis through Van Kampen American Capital Distributors, Inc. Van Kampen American Capital Distributors, Inc. is a wholly owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.


  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.


  Total underwriting commissions on the sale of shares of the Fund for the last three fiscal periods are shown in the chart below.



                                                                                       AMOUNTS
                                                               TOTAL UNDERWRITING      RETAINED
                                                                  COMMISSIONS       BY DISTRIBUTOR
                                                               ------------------   --------------
Fiscal Year Ended December 31, 1995.........................        $268,451           $27,388
Fiscal Year Ended December 31, 1996.........................        $279,148           $37,329
Fiscal Year Ended December 31, 1997.........................        $212,285           $24,787


                         DISTRIBUTION AND SERVICE PLANS

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan sometimes are referred to herein collectively as the Plans. The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Plans are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor and sub-agreements between the Distributor and members of the NASD who are acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents and similar agreements between the Fund and financial intermediaries who are acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."

  Under the Distribution and Service Agreement and the Selling Agreements, financial intermediaries that sold shares prior to July 1, 1987, or prior to the beginning of the calendar quarter in which the Selling Agreement between the Fund and such financial intermediary was approved by the Fund's Board of Trustees (an "Implementation Date") are not eligible to receive compensation pursuant to such Distribution and Service Agreement or Selling Agreement. To the extent that there remain outstanding shares of the Fund that were purchased prior to all Implementation Dates, the percentage of the total average daily net asset value of a class of shares that may be utilized pursuant to the Distribution and Service Agreement will be less than the maximum percentage amount permissible with respect to such class of shares under the Distribution and Service Agreement.

  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Plans and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


  For the fiscal year ending December 31, 1997, the Fund's aggregate expenses under the Class A Plan were $334,670 or 0.24% of the Class A shares' average net assets. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Class B Plan were $280,010 or 1.00%, of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $201,407 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $78,603 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Class B Plan. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Class C Plan were $22,700 or 1.00% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $4,799 for the commissions and transactions fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $17,901 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Class C Plan.



                                 TRANSFER AGENT



  During the fiscal years ended December 31, 1995, 1996 and 1997, ACCESS, shareholder service agent and dividend disbursing agent for the Fund, received fees approximating $68,000, $142,100 and $112,100, respectively, for these services. The transfer agency prices are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.


                                 LEGAL COUNSEL

  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois).

                            PERFORMANCE INFORMATION

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

CLASS A SHARES


  The average total return, including payment of the maximum sales charge, with respect to the Class A Shares for (i) the one year period ended December 31, 1997 was 5.19%; (ii) the five year period ended December 31, 1997 was 6.31%;
(iii) the ten year period ended December 31, 1997 was 7.87%; and (iv) the approximately twelve year, one month period from December 13, 1985 (the commencement of investment operations of the Fund) through December 31, 1997 was 7.97%.

  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.26%. The tax-equivalent yield for the 30 day period ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 42% tax rate) was 7.34%. The Fund's current distribution rate with respect to the Class A Shares for the 31 day period ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.67%. The Fund's taxable equivalent distribution rate with respect to Class A Shares for the month ending December 31, 1997 was 8.05%.



  The Fund's cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 151.90%.



  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 160.39%.


CLASS B SHARES


  The average total return, including payment of the CDSC, with respect to the Class B Shares for (i) the one year period ended December 31, 1997 was 5.19% and
(ii) the approximately three year, eight month period of May 1, 1993 (commencement of distribution) through December 31, 1997 was 5.34%.



  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.61%. The tax-equivalent yield for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 43% tax rate) was 6.22%. The Fund's current distribution rate with respect to the Class B Shares for the 31 day period ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.10%. The Fund's taxable equivalent distribution rate with respect to Class B Shares for the month ending December 31, 1997 was 7.07%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to the end of the current period was 27.49%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to the end of the current period was 27.49%.


CLASS C SHARES


  The average total return, including payment of the CDSC, with respect to the Class C Shares for the (i) one year period ending December 31, 1997 was 7.19% and (ii) the approximately four year, five month period from August 13, 1993 (commencement of distribution) through December 31, 1997 was 4.77%.



  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.57%. The tax-equivalent yield for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 42% tax rate) was 6.16%. The Fund's current distribution rate with respect to the Class C Shares for the 31 day period ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.10%. The Fund's taxable equivalent distribution rate with respect to Class C Shares for the month ending December 31, 1997 was 7.07%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to the end of the current period was 22.71%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to the end of the current period was 22.71%.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of

  Van Kampen American Capital California Insured Tax Free Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital California Insured Tax Free Fund (the "Fund"), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital California Insured Tax Free Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Chicago, Illinois
February 3, 1998

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                       Description                     Coupon    Maturity  Market Value
--------------------------------------------------------------------------------------------
          CALIFORNIA MUNICIPAL BONDS  99.6%
$2,000    Anaheim, CA Pub Fin Auth Tax Alloc Rev (Inverse
          Fltg) (MBIA Insd)...............................   8.670%   12/28/18  $  2,492,500
 1,000    Antioch Area Pub Fac Fin Agy CA Spl Tax Cmnty
          Fac Dist (FGIC Insd)............................   5.000    08/01/18       983,550
   840    Azusa CA Redev Agy Tax Alloc Merged Proj Area
          Ser A Rfdg (MBIA Insd)..........................   5.250    08/01/22       842,134
 3,675    Bakersfield, CA Ctfs Partn Convention Cent
          Expansion Proj (MBIA Insd)......................   5.800    04/01/17     3,922,842
 3,000    Bakersfield, CA Ctfs Partn Convention Cent
          Expansion Proj (MBIA Insd)......................   5.875    04/01/22     3,205,770
 1,000    Banning, CA Ctfs Partn Administration Bldg Proj
          Ser A Rfdg (MBIA Insd)..........................   5.500    11/01/20     1,029,750
 3,000    Bay Area Govt Assn CA Rev Tax Alloc CA Redev Agy
          Pool Ser A2 (FSA Insd)..........................   6.400    12/15/14     3,375,390
   750    Berkeley, CA Ctfs Partn Cap Imp Berkeley Civic
          Impt (AMBAC Insd)...............................   7.500    06/01/19       775,590
 1,000    Brea & Olinda, CA Uni Sch Dist Ctfs Partn Sr
          High Sch Pgm Ser A Rfdg (FSA Insd)..............   6.000    08/01/09     1,086,510
 1,000    California Edl Fac Auth Rev Loyola Marymount
          Univ Rfdg (MBIA Insd)...........................   5.000    10/01/17       992,480
 1,300    California Edl Fac Auth Rev Univ San Diego Proj
          Stanford Univ Ser I (MBIA Insd).................   6.750    10/01/15     1,407,978
 2,000    California Hlth Fac Fin Auth Rev Insd Sutter
          Hlth Ser A Rfdg (FSA Insd)......................   5.250    08/15/27     1,999,880
 2,000    California Hlth Fac Fin Auth Rev Adventist Hlth
          Ser A Rfdg (MBIA Insd)..........................   6.500    03/01/14     2,153,880
 2,000    California Hlth Fac Fin Auth Rev Kaiser
          Permanente Ser A (FSA Insd).....................   5.550    08/15/25     2,040,380
 4,000    California Hsg Fin Agy Rev Home Mtg Ser A (MBIA
          Insd)...........................................   5.850    08/01/16     4,227,120
    15    California Hsg Fin Agy Rev Hsg Ser B (MBIA
          Insd)...........................................   8.625    08/01/15        15,702
 1,160    California Pub Cap Impt Fin Auth Rev Pooled Proj
          Ser B (BIGI Insd)...............................   8.100    03/01/18     1,191,169
 1,050    California Spl Dist Assn Fin Corp Ctfs Partn Spl
          Dists Fin Pgm Ser DD (FSA Insd).................   5.625    01/01/27     1,094,174
 1,250    California St (FGIC Insd).......................   6.250    09/01/12     1,453,575
 1,000    California St Pub Wks Brd Lease Rev Ser A (AMBAC
          Insd)...........................................   5.750    09/01/21     1,028,140
 1,000    California St Univ Fresno Assn Inc Rev Auxiliary
          Residence Student Proj (MBIA Insd)..............   6.250    02/01/17     1,102,800
 4,500    California St Var Purp (MBIA Insd)..............   6.000    10/01/14     4,820,850

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                       Description                     Coupon    Maturity  Market Value
--------------------------------------------------------------------------------------------
          CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$1,000    California Statewide Cmntys Dev Auth Ctfs Partn
          San Diego St Univ Fndtn Rfdg (AMBAC Insd).......   5.250%   03/01/22  $    999,920
 1,570    California Statewide Cmntys Dev Auth Rev Ctfs
          Partn Insd Children's Hosps Rfdg (MBIA Insd)....   6.000    06/01/10     1,770,536
 2,000    Castaic Lake Wtr Agy CA Ctfs Partn Wtr Sys Impt
          Proj Ser A Rfdg (MBIA Insd).....................   7.000    08/01/12     2,471,900
 1,205    Channel Islands Beach CA Cmnty Svcs Dist Ctfs
          Partn (FSA Insd)................................   5.700    09/01/21     1,274,420
 1,105    Chino, CA Ctfs Partn Redev Agy (MBIA Insd)......   6.200    09/01/18     1,217,467
 2,350    Chino, CA Uni Sch Dist Ctfs Partn Master Lease
          Pgm (FSA Insd)..................................   6.250    03/01/09     2,611,602
 1,500    Chino, CA Uni Sch Dist Ctfs Partn Master Lease
          Pgm (FSA Insd)..................................   6.000    03/01/14     1,628,115
   445    Colton, CA Jt Uni Sch Dist Cmnty Fac Dist Spl
          Tax Southridge Vlg Rfdg (FSA Insd)..............   5.900    09/01/14       445,405
    20    Concord, CA Redev Agy Tax Alloc Cent Concord
          Redev Proj Ser 3 (BIGI Insd)....................   8.000    07/01/18        20,799
 1,000    Contra Costa Cnty, CA Ctfs Partn Contra Costa
          Cnty Pub Fac Co (BIGI Insd).....................   7.800    06/01/06     1,071,780
   500    Contra Costa Cnty, CA Ctfs Partn Contra Costa
          Cnty Pub Fac Co (BIGI Insd).....................   7.800    06/01/07       535,890
 1,550    Contra Costa, CA Wtr Auth Wtr Treatment Rev Ser
          A Rfdg (FGIC Insd)..............................   5.750    10/01/14     1,637,854
 5,165    Corona, CA Redev Agy Tax Alloc Redev Proj Area A
          Ser A Rfdg (FGIC Insd)..........................   6.250    09/01/13     5,741,207
 1,150    El Centro, CA Redev Agy Tax El Centro Redev Proj
          Rfdg (MBIA Insd)................................   5.500    11/01/26     1,186,869
 2,000    Fairfield Suisun, CA Swr Dist Swr Rev Ser A Rfdg
          (MBIA Insd).....................................   6.250    05/01/16     2,153,840
 1,000    Folsom, CA Pub Fin Auth Rev Rfdg (AMBAC Insd)...   6.000    10/01/12     1,079,170
 1,400    Folsom, CA Pub Fin Auth Rev Rfdg (AMBAC Insd)...   6.000    10/01/19     1,507,086
 2,000    Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg
          (Connie Lee Insd)...............................   5.250    12/01/19     2,003,420
 1,745    Gilroy, CA Uni Sch Dist Ctfs Partn Measure J Cap
          Projs Rfdg (FSA Insd)...........................   5.875    09/01/06     1,934,594
 1,810    Gilroy, CA Uni Sch Dist Ctfs Partn Measure J Cap
          Projs Rfdg (FSA Insd)...........................   6.250    09/01/12     2,006,385
 20,000   Grossmont, CA Union High Sch Dist Ctfs Partn
          (MBIA Insd).....................................       *    11/15/21     4,328,200
 4,500    Hayward, CA Ctfs Partn Civic Cent Proj (MBIA
          Insd)...........................................   5.250    08/01/26     4,510,665
 1,250    Hemet, CA Uni Sch Dist Ctfs Partn Nutrition Cent
          Proj (FSA Insd).................................   5.875    04/01/27     1,342,012
 1,500    Irwindale, CA Cmnty Redev Agy Tax Alloc City
          Indl Dev Proj Rfdg (FSA Insd) (a)...............   5.000    08/01/25     1,466,985
 1,225    Lincoln, CA Uni Sch Dist (MBIA Insd)............   5.600    09/01/26     1,272,775

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                       Description                     Coupon    Maturity  Market Value
--------------------------------------------------------------------------------------------
          CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$1,835    Local Govt Fin Auth CA Rev Cap Apprec San
          Francisco Redev (MBIA Insd).....................       *    08/01/08  $  1,065,328
   850    Loma Linda, CA Hosp Rev Loma Linda Univ Med Cent
          Proj B Rfdg (AMBAC Insd)........................   7.000%   12/01/15       908,888
 1,635    Long Beach, CA Redev Agy Tax Alloc Sub Redev
          Proj Rfdg (AMBAC Insd)..........................   5.125    04/01/20     1,624,781
   697    Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR
          Lease Ltd (FSA Insd)............................   7.375    12/15/06       771,656
 2,380    Los Angeles, CA Mtg Rev FHA Security 8 Asstd
          Proj Ser A Rfdg (MBIA Insd).....................   6.100    07/01/25     2,471,249
   500    M-S-R Pub Pwr Agy CA San Juan Proj Rev Ser E
          (MBIA Insd).....................................   6.000    07/01/22       524,700
 1,250    North City West, CA Sch Fac Fin Auth Spl Tax Ser
          B Rfdg (FSA Insd)...............................   5.750    09/01/15     1,344,137
 1,640    North City West, CA Sch Fac Fin Auth Spl Tax Ser
          B Rfdg (FSA Insd)...............................   6.000    09/01/19     1,788,797
   500    Northern CA Pwr Agy Pub Pwr Rev Combustion
          Turbine Proj 1 Ser A Rfdg (MBIA Insd)...........   6.000    08/15/10       515,055
   400    Northern CA Pwr Agy Pub Pwr Rev Hydro Elec Proj
          1 Ser A Rfdg (Prerefunded @ 07/01/21) (AMBAC
          Insd)...........................................   7.500    07/01/23       518,312
 2,760    Oakland, CA Uni Sch Dist Alameda Cnty Cap Apprec
          Ser A (FGIC Insd)...............................       *    08/01/13     1,172,779
 3,475    Oakland, CA Uni Sch Dist Alameda Cnty Cap Apprec
          Ser A (FGIC Insd)...............................       *    08/01/14     1,377,768
 1,220    Oceanside, CA Cmnty Dev Mtg FHA North River Club
          Ser A Rfdg (MBIA Insd)..........................   5.850    07/01/16     1,269,227
   750    Oceanside, CA Ctfs Partn Corp Yd Proj Fin
          (Prerefunded @ 08/01/02) (AMBAC Insd)...........   7.300    08/01/21       862,560
 1,000    Pajaro Vly, CA Uni Sch Dist Ctfs Partn Sch Fac
          Brdg Fdg Pgm (FSA Insd).........................   5.850    09/01/32     1,073,460
 3,000    Palm Desert, CA Fin Auth Tax Alloc Rev (Inverse
          Fltg) (MBIA Insd)...............................   8.355    04/01/22     3,540,000
 1,345    Palmdale CA Sch Dist Ctfs Partn Rfdg & Sch Bldg
          Proj (FSA Insd).................................   5.000    10/01/17     1,326,627
 1,000    Perris, CA Sch Dist Ctfs Partn Rfdg (FSA
          Insd)...........................................   6.100    03/01/16     1,085,210
 1,945    Pittsburg, CA Uni Sch Dist Ctfs Partn (AMBAC
          Insd)...........................................   6.300    09/01/15     2,147,455
 1,360    Port Hueneme, CA Ctfs Partn Cap Impt Pgm Rfdg
          (MBIA Insd).....................................   6.000    04/01/19     1,542,036
 1,000    Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho
          Redev Proj (MBIA Insd)..........................   7.125    09/01/19     1,067,540

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                       Description                     Coupon    Maturity  Market Value
--------------------------------------------------------------------------------------------
          CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$1,235    Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho
          Redev Proj (MBIA Insd)..........................   6.750%   09/01/20  $  1,311,027
 1,680    Rancho, CA Wtr Dist Spl Tax Cmnty Fac Dist 883
          Ser A Rfdg (AMBAC Insd).........................   6.000    09/01/17     1,830,142
 1,000    Redding, CA Elec Sys Rev Ctfs Partn (Inverse
          Fltg) (MBIA Insd)...............................   8.396    07/08/22     1,301,250
 2,000    Rialto, CA Spl Tax Cmnty Fac Dist 87-1 Rfdg (FSA
          Insd)...........................................   5.625    09/01/18     2,095,480
 3,000    Riverside Cnty, CA Ctfs Partn Historic
          Courthouse Proj (MBIA Insd).....................   5.875    11/01/27     3,229,320
 2,000    Sacramento, CA Muni Util Dist Elec Rev Ser A
          Rfdg (MBIA Insd)................................   5.750    08/15/13     2,090,780
 2,500    San Bernardino Cnty, CA Ctfs Partn Ser B
          (Embedded Swap) (MBIA Insd).....................   6.950    07/01/16     2,649,300
 1,000    San Diego, CA Indl Dev Rev San Diego Gas & Elec
          Ser A (MBIA Insd)...............................   6.400    09/01/18     1,099,350
 1,110    San Francisco, CA St Bldg Auth Lease Rev (AMBAC
          Insd)...........................................   5.250    12/01/16     1,128,593
 1,000    San Gabriel, CA Uni Sch Dist Ctfs Partn (FSA
          Insd)...........................................   6.000    09/01/15     1,089,570
 5,000    San Joaquin Hills, CA Trns Corridor Agy Toll Rd
          Rev Cap Apprec Ser A Rfdg (MBIA Insd)...........       *    01/15/30       945,650
 2,000    San Joaquin Hills, CA Trns Corridor Agy Toll Rd
          Rev Ser A Rfdg (MBIA Insd)......................   5.250    01/15/30     2,003,280
 7,050    San Joaquin Hills, CA Tran Corridor Agy Toll Rd
          Rev Ser A Rfdg (MBIA Insd)......................   5.375    01/15/29     7,158,358
 5,750    San Jose, CA Fin Auth Rev Convention Proj Ser C
          (FSA Insd)......................................   6.375    09/01/13     6,246,685
 2,000    San Mateo Cnty, CA Jt Pwrs Fin Auth Lease Rev
          San Mateo Cnty Hlth Care Cent Ser A (FSA
          Insd)...........................................   6.000    07/15/09     2,236,860
 1,000    Santa Clara Cnty, CA Fin Auth Lease Rev VMC Fac
          Replacement Proj Ser A (Prerefeunded @ 11/15/04)
          (AMBAC Insd)....................................   6.875    11/15/14     1,174,270
 1,000    Shasta Lake, CA Ctfs Partn (FSA Insd)...........   6.000    04/01/16     1,085,560
 1,990    South Cnty, CA Regl Wastewtr Auth Rev Regl
          Wastewtr Fac Proj Ser A (FGIC Insd).............   6.000    08/01/14     2,129,678
 3,735    South Orange Cnty, CA Pub Fin Auth Spl Tax Rev
          Sr Lien Ser A Rfdg (MBIA Insd)..................   7.000    09/01/08     4,569,362
 3,000    South Orange Cnty, CA Pub Fin Auth Spl Tax Rev
          Sr Lien Ser A Rfdg (MBIA Insd) (b)..............   7.000    09/01/09     3,691,650
 1,000    Stockton East Wtr Dist CA Ctfs Partn 1990 Proj
          Ser A Rfdg (AMBAC Insd) (a).....................   4.750    04/01/17       958,510
 1,050    Stockton, CA Rev Ctfs Partn Wastewtr Treatment
          Plant Expansion Ser A (FGIC Insd)...............   6.400    09/01/07     1,184,075
 1,015    Stockton, CA Rev Ctfs Partn Wastewtr Treatment
          Plant Expansion Ser A (FGIC Insd)...............   6.500    09/01/08     1,150,411

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                       Description                    Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
          CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$  570    Temecula Vly, CA Uni Sch Dist Ctfs Partn Rfdg
          (FSA Insd)......................................  6.000%   09/01/18  $    620,445
 2,000    Torrance, CA Hosp Rev Torrance Mem Hosp Rfdg
          (MBIA Insd).....................................  6.750    01/01/12     2,024,380

 2,000    University of CA Rev Multi Purp Proj Ser D
          (Prerefunded @ 09/01/02) (MBIA Insd)............  6.300    09/01/14     2,220,120
 2,000    Yuba City, CA Uni Sch Dist Ctfs Partn Ser A Rfdg
          (MBIA Insd).....................................  5.250    02/01/22     2,004,200
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  99.6%
  (Cost $159,057,106)........................................................   174,686,931
SHORT-TERM INVESTMENTS  0.2%
  (Cost 400,000).............................................................       400,000
                                                                               ------------
TOTAL INVESTMENTS  99.8%
  (Cost $159,457,106)........................................................   175,086,931
OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%..................................       377,417
                                                                               ------------
NET ASSETS  100.0%...........................................................  $175,464,348
                                                                                -----------

 *  Zero coupon bond

(a) Securities purchased on a when issued or delayed delivery basis.

(b) Assets segregated as collateral for when issued or delayed delivery purchase commitments.

AMBAC--AMBAC Indemnity Corporation
BIGI--Bond Investor Guaranty Inc.
Connie Lee--Connie Lee Insurance Company
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance Inc.
MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $159,457,106).......................  $175,086,931
Cash........................................................        22,784
Receivables:
  Interest..................................................     2,795,659
  Fund Shares Sold..........................................       698,016
Other.......................................................        17,732
                                                              ------------
      Total Assets..........................................   178,621,122
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,392,479
  Income Distributions......................................       265,973
  Distributor and Affiliates................................       144,783
  Investment Advisory Fee...................................        70,425
  Fund Shares Repurchased...................................        54,039
Trustees' Deferred Compensation and Retirement Plans........       123,686
Accrued Expenses............................................       105,389
                                                              ------------
      Total Liabilities.....................................     3,156,774
                                                              ------------
NET ASSETS..................................................  $175,464,348
                                                              ============
NET ASSETS CONSIST OF:
Capital.....................................................  $163,231,857
Net Unrealized Appreciation.................................    15,629,825
Accumulated Undistributed Net Investment Income.............       486,148
Accumulated Net Realized Loss...............................    (3,883,482)
                                                              ------------
NET ASSETS..................................................  $175,464,348
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $140,654,610 and 7,688,471 shares of
    beneficial interest issued and outstanding).............  $      18.29
    Maximum sales charge (3.25%* of offering price).........           .61
                                                              ------------
    Maximum offering price to public........................  $      18.90
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $31,026,175 and 1,696,407 shares of
    beneficial interest issued and outstanding).............  $      18.29
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $3,783,563 and 206,908 shares of
    beneficial interest issued and outstanding).............  $      18.29
                                                              ============
*On sales of $25,000 or more, the sales charge will be
  reduced.

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................    $10,042,391
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................        814,437
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $332,822, $294,905
  and $27,556, respectively)................................        655,283
Shareholder Services........................................        189,171
Trustees' Fees and Expenses.................................         40,111
Legal.......................................................         26,280
Custody.....................................................         22,085
Insurance...................................................          3,624
Other.......................................................        119,773
                                                                -----------
    Total Expenses..........................................      1,870,764
                                                                -----------
NET INVESTMENT INCOME.......................................    $ 8,171,627
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ 1,292,756
  Futures...................................................       (106,018)
                                                                -----------
Net Realized Gain...........................................      1,186,738
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     10,633,466
  End of the Period:
    Investments.............................................     15,629,825
                                                                -----------
Net Unrealized Appreciation During the Period...............      4,996,359
                                                                -----------
NET REALIZED AND UNREALIZED GAIN............................    $ 6,183,097
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $14,354,724
                                                                ===========

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1997 and 1996
--------------------------------------------------------------------------------

                                                       Year Ended           Year Ended
                                                    December 31, 1997    December 31, 1996
------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...........................         $  8,171,627         $  8,319,890
Net Realized Gain...............................            1,186,738            2,275,283
Net Unrealized Appreciation/Depreciation
  During the Period.............................            4,996,359           (3,715,835)
                                                          -----------          -----------
Change in Net Assets from Operations............           14,354,724            6,879,338
                                                          -----------          -----------
Distributions from Net Investment Income:
  Class A Shares................................           (6,593,552)          (7,012,876)
  Class B Shares................................           (1,190,355)          (1,094,958)
  Class C Shares................................             (110,912)             (79,245)
                                                          -----------          -----------
Total Distributions.............................           (7,894,819)          (8,187,079)
                                                          -----------          -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES....................................            6,459,905           (1,307,741)
                                                          -----------          -----------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.......................           21,168,004           25,623,230
Net Asset Value of Shares Issued Through
  Dividend Reinvestment.........................            4,809,591            4,933,967
Cost of Shares Repurchased......................          (30,260,768)         (29,969,162)
                                                          -----------          -----------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS..................................           (4,283,173)             588,035
                                                          -----------          -----------
TOTAL INCREASE/DECREASE IN NET ASSETS...........            2,176,732             (719,706)
NET ASSETS:
Beginning of the Period.........................          173,287,616          174,007,322
                                                          -----------          -----------
End of the Period (Including accumulated
  undistributed net investment income of
  $486,148 and $209,340, respectively)..........         $175,464,348         $173,287,616
                                                         ============         ============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                         Year Ended December 31
                                          -----------------------------------------------------
             Class A Shares                  1997          1996        1995    1994      1993
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period................................     $17.605      $17.736   $15.802   $18.286   $16.858
                                             -------      -------   -------   -------   -------
Net Investment Income...................        .880         .857      .884      .912      .967
Net Realized and Unrealized Gain/Loss...        .658        (.145)    1.938    (2.484)    1.441
                                             -------      -------   -------   -------   -------
Total from Investment Operations........       1.538         .712     2.822    (1.572)    2.408
Less Distributions from Investment
  Income................................        .849         .843      .888      .912      .980
                                             -------      -------   -------   -------   -------
Net Asset Value, End of the Period......     $18.294      $17.605   $17.736   $15.802   $18.286
                                             =======      =======   =======   =======   =======
Total Return* (a).......................       8.93%        4.20%    18.28%    (8.75%)   14.54%
Net Assets at End of the Period (In
  millions).............................      $140.7       $142.5    $147.6    $130.3    $151.1
Ratio of Expenses to Average Net
  Assets*...............................        .96%        1.02%      .89%      .78%      .69%
Ratio of Net Investment Income to
  Average Net Assets*...................       4.96%        4.94%     5.23%     5.46%     5.37%
Portfolio Turnover......................         46%          35%       42%       56%       36%
* If certain expenses had not been reimbursed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets................................         N/A        1.03%     1.05%     1.08%     1.01%
Ratio of Net Investment Income to
  Average Net Assets....................         N/A        4.94%     5.07%     5.16%     5.05%

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

N/A = Not Applicable

                                               See Notes to Financial Statements

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                           From May 1, 1993
                                        Year Ended December 31,            (Commencement of
                                ----------------------------------------   Distribution) to
        Class B Shares             1997       1996      1995      1994     December 31, 1993
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  the Period..................     $17.603   $17.736   $15.805   $18.266             $17.570
                                    ------    ------    ------    ------              ------
Net Investment Income.........        .741      .720      .766      .785                .549
Net Realized and Unrealized
  Gain/Loss...................        .662     (.142)    1.926    (2.482)               .705
                                    ------    ------    ------    ------              ------
Total from Investment
  Operations..................       1.403      .578     2.692    (1.697)              1.254
Less Distributions from Net
  Investment Income...........        .717      .711      .761      .764                .558
                                    ------    ------    ------    ------              ------
Net Asset Value, End of the
  Period......................     $18.289   $17.603   $17.736   $15.805             $18.266
                                    ======    ======    ======    ======              ======
Total Return* (a).............       8.19%     3.35%    17.33%    (9.39%)              7.25%**
Net Assets at End of the
  Period (In millions)........       $31.0     $28.6     $24.6     $17.1               $15.3
Ratio of Expenses to Average
  Net Assets*.................       1.72%     1.79%     1.61%     1.52%               1.45%
Ratio of Net Investment Income
  to Average Net Assets*......       4.18%     4.17%     4.51%     4.71%               4.06%
Portfolio Turnover............         46%       35%       42%       56%                 36%
* If certain expenses had not been reimbursed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average
  Net Assets..................         N/A     1.79%     1.77%     1.82%               1.77%
Ratio of Net Investment Income
  to Average Net Assets.......         N/A     4.16%     4.35%     4.41%               3.74%

** Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

N/A = Not Applicable

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                 From
                                                                            August 13, 1993
                                        Year Ended December 31,            (Commencement of
                                ----------------------------------------   Distribution) to
        Class C Shares             1997       1996      1995      1994     December 31, 1993
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  the Period..................     $17.602   $17.736   $15.798   $18.257             $18.010
                                   -------   -------   -------   -------             -------
Net Investment Income.........        .727      .722      .758      .773                .307
Net Realized and Unrealized
  Gain/Loss...................        .674     (.145)    1.941    (2.468)               .258
                                   -------   -------   -------   -------             -------
Total from Investment
  Operations..................       1.401      .577     2.699    (1.695)               .565
Less Distributions from Net
  Investment Income...........        .717      .711      .761      .764                .318
                                   -------   -------   -------   -------             -------
Net Asset Value, End of the
  Period......................     $18.286   $17.602   $17.736   $15.798             $18.257
                                   =======   =======   =======   =======             =======
Total Return* (a).............       8.19%     3.35%    17.40%    (9.40%)            3.17%**
Net Assets at End of the
  Period
  (In millions)...............        $3.8      $2.2      $1.8      $2.8                $4.0
Ratio of Expenses to Average
  Net Assets*.................       1.71%     1.79%     1.60%     1.51%               1.45%
Ratio of Net Investment Income
  to Average Net Assets*......       4.15%     4.16%     4.50%     4.71%               3.82%
Portfolio Turnover............         46%       35%       42%       56%                 36%
*If certain expenses had not been reimbursed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average
  Net Assets..................         N/A     1.80%     1.75%     1.82%               1.76%
Ratio of Net Investment Income
  to Average Net Assets.......         N/A     4.16%     4.34%     4.39%               3.52%

** Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

N/A = Not Applicable

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital California Insured Tax Free Fund (the "Fund") is organized as a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. The Fund commenced investment operations on December 13, 1985. The distribution of the Fund's Class B shares and Class C shares commenced on May 1, 1993 and August 13, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INCOME AND EXPENSES--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the expected life of each applicable security. Expenses of the Fund are allocated on a pro rata basis to each class

                               December 31, 1997
--------------------------------------------------------------------------------

of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1997, the Fund had an accumulated capital loss carryforward for tax purposes of $3,883,482, which will expire between December 31, 2002 and December 31, 2003.

    At December 31, 1997, for federal income tax purposes, cost of long- and short-term investments is $159,457,106; the aggregate gross unrealized appreciation is $15,629,825 and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation of $15,629,825.

E. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

    For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 1997. The Fund designated 99.9% of the income distributions as a tax-exempt income distribution.

F. INSURANCE EXPENSE--The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

                               December 31, 1997
--------------------------------------------------------------------------------

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Fund's Investment Advisory Agreement, Van Kampen American Capital Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE NET ASSETS                                           % PER ANNUM
------------------------------------------------------------------------
First $100 million......................................     .500 of 1%
Next $150 million.......................................     .450 of 1%
Next $250 million.......................................     .425 of 1%
Over $500 million.......................................     .400 of 1%

    For the year ended December 31, 1997, the Fund recognized expenses of approximately $10,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    For the year ended December 31, 1997, the Fund recognized expenses of approximately $79,300, representing Van Kampen American Capital Distributors, Inc.'s or its affiliates' (collectively "VKAC") cost of providing accounting, cash management and legal services to the Fund.

    ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended December 31, 1997, the Fund recognized expenses of approximately $112,100, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

    Additionally, for the year ended December 31, 1997, the Fund reimbursed VKAC approximately $12,800 related to the direct cost of consolidating the VKAC open-end fund complex. Payment was contingent upon the realization by the Fund of cost efficiencies in certain expense categories resulting from the consolidation.

    Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is equal to $2,500.

                               December 31, 1997
--------------------------------------------------------------------------------

3. CAPITAL TRANSACTIONS

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

    At December 31, 1997, capital aggregated $129,035,302, $30,132,501 and
$4,064,054 for Classes A, B and C, respectively. For the year ended December 31, 1997, transactions were as follows:

                                                         SHARES        VALUE
--------------------------------------------------------------------------------
Sales:
  Class A..........................................       692,287   $ 12,283,098
  Class B..........................................       403,552      7,140,419
  Class C..........................................        97,375      1,744,487
                                                       ----------   ------------
Total Sales........................................     1,193,214   $ 21,168,004
                                                       ==========   ============
Dividend Reinvestment:
  Class A..........................................       224,209   $  3,981,636
  Class B..........................................        43,062        765,183
  Class C..........................................         3,529         62,772
                                                       ----------   ------------
Total Dividend Reinvestment........................       270,800   $  4,809,591
                                                       ==========   ============
Repurchases:
  Class A..........................................    (1,319,813)  $(23,254,943)
  Class B..........................................      (375,548)    (6,651,902)
  Class C..........................................       (20,021)      (353,923)
                                                       ----------   ------------
Total Repurchases..................................    (1,715,382)  $(30,260,768)
                                                       ==========   ============

                               December 31, 1997
--------------------------------------------------------------------------------

    At December 31, 1996, capital aggregated $136,025,511, $28,878,801 and
$2,610,718 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                         SHARES        VALUE
--------------------------------------------------------------------------------
Sales:
  Class A..........................................       986,895   $ 17,165,507
  Class B..........................................       439,621      7,596,970
  Class C..........................................        49,675        860,753
                                                       ----------   ------------
Total Sales........................................     1,476,191   $ 25,623,230
                                                       ==========   ============
Dividend Reinvestment:
  Class A..........................................       242,651   $  4,210,865
  Class B..........................................        38,588        669,630
  Class C..........................................         3,082         53,472
                                                       ----------   ------------
Total Dividend Reinvestment........................       284,321   $  4,933,967
                                                       ==========   ============
Repurchases:
  Class A..........................................    (1,457,342)  $(25,258,344)
  Class B..........................................      (240,656)    (4,180,690)
  Class C..........................................       (30,329)      (530,128)
                                                       ----------   ------------
Total Repurchases..................................    (1,728,327)  $(29,969,162)
                                                       ==========   ============

    Classes B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within four years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                YEAR OF REDEMPTION                         CLASS B    CLASS C
------------------------------------------------------------------------------
First..............................................          3.00%      1.00%
Second.............................................          2.50%       None
Third..............................................          2.00%       None
Fourth.............................................          1.00%       None
Fifth and Thereafter...............................           None       None

                               December 31, 1997
--------------------------------------------------------------------------------

    For the year ended December 31, 1997, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $24,400 and CDSC on redeemed shares of approximately $64,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $77,597,970 and $78,268,248, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS--A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

    Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

                               December 31, 1997
--------------------------------------------------------------------------------

    Transactions in futures contracts for the year ended December 31, 1997, were as follows:

                                                             CONTRACTS
----------------------------------------------------------------------
Outstanding at December 31, 1996...........................      -0-
Futures Opened.............................................    4,100
Futures Closed.............................................   (4,100)
                                                              ------
Outstanding at December 31, 1997...........................      -0-
                                                              ======

B. INDEXED SECURITIES--These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

    An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio.

    An Embedded Swap security includes a swap component such that the fixed coupon component of the underlying bond is adjusted by the difference between the securities fixed swap rate and the floating swap index. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

    Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1997, are payments retained by VKAC of approximately $226,300.

                      STATEMENT OF ADDITIONAL INFORMATION

               VAN KAMPEN AMERICAN CAPITAL MUNICIPAL INCOME FUND

     Van Kampen American Capital Municipal Income Fund, formerly known as Van Kampen Merritt Municipal Income Fund (the "Fund"), seeks to provide high current income exempt from federal income taxes consistent with preservation of capital. The Fund attempts to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of tax-exempt municipal securities rated investment grade at the time of investment. There is no assurance that the Fund will achieve its investment objective. The Fund is a separate series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the
"Trust").


     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated April 30, 1998 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60181 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


     The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

                               TABLE OF CONTENTS


The Fund and the Trust...................................... B-2
Investment Policies and Restrictions........................ B-2
Additional Investment Considerations........................ B-4
Description of Municipal Securities Ratings................. B-13
Trustees and Officers....................................... B-19
Investment Advisory and Other Services...................... B-29
Custodian and Independent Accountants....................... B-30
Portfolio Transactions and Brokerage Allocation............. B-30
Tax Status of the Fund...................................... B-32
The Distributor............................................. B-32
Distribution and Service Plans.............................. B-33
Transfer Agent.............................................. B-34
Legal Counsel............................................... B-34
Performance Information..................................... B-34
Report of Independent Accountants........................... B-37
Financial Statements........................................ B-38
Notes to Financial Statements............................... B-56



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1998.

                             THE FUND AND THE TRUST


  Van Kampen American Capital Municipal Income Fund (the "Fund") is a separate series of the Trust, an open-end diversified management investment company. At present, the Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital California Insured Tax Free Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund and Van Kampen American Capital New York Tax Free Income Fund have been organized as series of the Trust and have commenced investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have been organized as series of the Trust but have not yet commenced investment operations. Other series may be organized and offered in the future.


  The Trust is an unincorporated business trust established under the laws of the state of Delaware by an Agreement and Declaration of Trust dated as of May 10, 1995, (the "Declaration of Trust"). The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability. The Fund was originally organized as a sub-trust of a Massachusetts business trust by a Declaration of Trust dated August 15, 1985, under the name of Van Kampen Merritt Municipal Income Fund. The Fund was reorganized as a series of the Trust and adopted its present name as of July 31, 1995.

  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series present at a meeting of shareholders (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

  Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objective and Policies." There can be no assurance that the Fund will achieve its investment objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

   1. With respect to 75% of its total assets, purchase any securities (other than obligations guaranteed by the United States Government or by its agencies or instrumentalities), if, as a result, more than 5% of the Fund's total assets (taken at current market value) would then be invested in securities of a single issuer or, if, as a result, the Fund would hold more than 10% of the outstanding voting securities of an issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   2. Invest more than 25% of its assets in a single industry. (As described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry), except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge, or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into when issued and delayed delivery transactions as described in the Prospectus.

   4. Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of, or the Fund's interest with respect to, the securities owned by the Fund.

   5. Buy any securities "on margin." Neither the deposit of initial or maintenance margin in connection with hedging transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

   6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except as hedging or risk management transactions in accordance with the requirements of the Securities and Exchange Commission and the Commodity Futures Trading Commission.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

   8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

  10. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs.

  11. Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent the options and futures and index contracts in which such Funds may invest for hedging and risk management purposes are considered to be commodities or commodities contracts.

  The Fund may not change any of these investment restrictions nor any other fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.


  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less are excluded from such calculation. The Fund anticipates that its annual portfolio turnover rate normally will be less than 100%.


                      ADDITIONAL INVESTMENT CONSIDERATIONS

MUNICIPAL SECURITIES


  Municipal securities include long-term obligations, which often are called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax-exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed.


  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities of entities used to finance the acquisition of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled,
(b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation.

  Also included in the term municipal securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Some municipal leases and participation certificates may not be readily marketable.

  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals. There generally is no secondary market for these notes, although they are redeemable at face value. Each note purchase by the Fund will meet the criteria established for the purchase of municipal securities.

  The Fund also may invest up to 15% of its total assets in variable rate derivative municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. Such variable rate derivative municipal securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative municipal securities whose rates vary inversely with changes in market rates of interest in response to such changes in market rates generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. In addition, the Fund may invest in derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Fund may engage. Such municipal securities may by their terms, for example, have economic characteristics comparable to, among other things, a swap, cap, floor or collar transaction with respect to such security for a period of time prior to its stated maturity. See "Additional Investment Considerations -- Strategic Transactions" in this Statement of Additional Information.

  Although the Fund will invest at least 80% of its assets in municipal securities rated investment grade at the time of investment, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income.

  The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933, as amended, that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid.

HIGH YIELD MUNICIPAL SECURITIES

  In normal circumstances, at least 80% of the Fund's total assets will be invested in investment grade tax-exempt municipal securities and up to 20% of the Fund's total assets may be invested in lower grade tax-exempt municipal securities. The amount of available information about the financial condition of municipal securities issuers is generally less extensive than that for corporate issuers with publicly traded securities and the market for tax-exempt municipal securities is considered to be generally less liquid than the market for corporate debt obligations. Liquidity relates to the ability of a Fund to sell a security in a timely manner at a price which reflects the value of that security. As discussed below, the market for lower grade tax-exempt municipal securities is considered generally to be less liquid than the market for investment grade tax-exempt municipal securities. Further, municipal securities in which the Fund may invest include special obligation bonds, lease obligations, participation certificates and variable rate instruments. The market for such securities may be particularly less liquid. The relative illiquidity of some of the Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a price which reflects the value of such security in the Adviser's judgment. Although the issuer of some such municipal securities may be obligated to redeem such securities at face value, such redemption could result in capital losses to the Fund to the extent that such municipal securities were purchased by the Fund at a premium to face value. The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of higher grade, more liquid securities.

  The Fund's net asset value will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the Fund's net asset value can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities can be expected to decline. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty.

  The Adviser values the Fund's investments pursuant to guidelines adopted and periodically reviewed by the Board of Trustees. To the extent that there is no established retail market for some of the securities in which the Fund may invest, there may be relatively inactive trading in such securities and the ability of the Adviser to accurately value such securities may be adversely affected. During periods of reduced market liquidity and in the absence of readily available market quotations for securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. To the extent that the Fund invests in illiquid securities and securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities are particularly difficult to dispose of.

  Lower grade tax-exempt municipal securities generally involve greater credit risk than higher grade municipal securities. A general economic downturn or a significant increase in interest rates could severely disrupt the market for lower grade tax-exempt municipal securities and adversely affect the market value of such securities. In addition, in such circumstances, the ability of issuers of lower grade tax-exempt municipal securities to repay principal and to pay interest, to meet projected financial goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the lower grade tax-exempt municipal securities in the Fund's portfolio and thus the Fund's net asset value. The secondary market prices of lower grade tax-exempt municipal securities are less sensitive to changes in interest rates than are those for higher rated tax-exempt municipal securities, but are more sensitive to adverse economic changes or individual issuer developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of lower grade tax-exempt municipal securities.

  Yields on the Fund's portfolio securities can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of the market prices of the lower grade tax-exempt municipal securities in the Fund's portfolio and thus in the net asset value of the Fund. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of interest or a repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional capital with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Recent and proposed legislation may have an adverse impact on the market for lower grade tax-exempt municipal securities. Recent legislation requires federally-insured savings and loan associations to divest their investments in lower grade bonds. Other legislation has been proposed which, if enacted, could have an adverse impact on the market for lower grade tax-exempt municipal securities.

  The Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Adviser also may consider, although it does not rely primarily on, the credit ratings of S&P and Moody's in evaluating tax-exempt municipal securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser continuously monitors the issuers of tax-exempt municipal securities held in the Fund's portfolio. The Fund may, if deemed appropriate by the Adviser, retain a security whose rating has been downgraded below B- by S&P or below B3 by Moody's, or whose rating has been withdrawn.

  Because issuers of lower grade tax-exempt municipal securities frequently choose not to seek a rating of their municipal securities, the Adviser will be required to determine the relative investment quality of many of the municipal securities in the Fund's portfolio. Further, because the Fund may invest up to 20% of its total assets in these lower grade municipal securities, achievement by the Fund of its investment objective may be more dependent upon the Adviser's investment analysis than would be the case if the Fund were investing exclusively in higher grade municipal securities. The relative lack of financial information available with respect to issuers of municipal securities may adversely affect the Adviser's ability to successfully conduct the required investment analysis.

STRATEGIC TRANSACTIONS

  The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors.

Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

  GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options typically
have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from

S&P or "P-1" from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities equal to the exercise price.

  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index- based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group (S&P) rating symbols and their meanings (as published by S&P) follows:

     1.  DEBT

          A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

          The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        The ratings are based, in varying degrees, on the following considerations:

        1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        2. Nature of and provisions of the obligation;

        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


    AAA         Debt rated 'AAA' has the highest rating assigned by S&P.
                Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB,B,       Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as
    CCC         having significant speculative characteristics with respect
    CC,C        to capacity to pay interest and repay principal. 'BB'
                indicates the least degree of speculation and 'C' the
                highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large
                uncertainties or large exposures to adverse conditions.

    BB Debt rated 'BB' has less vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

    B           Debt rated 'B' is more vulnerable to default than debt rated
                'BB' but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
                The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

    CCC Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

    CC Debt rated 'CC' is currently highly vulnerable to non payment. The rating 'CC' also is used for debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

    C The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating.

    CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.


           PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

    C The letter "c" indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

    I The letter "i" indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.

    L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

    P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

                *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND
                ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

     2.  MUNICIPAL NOTES

          A S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

        The following criteria will be used in making that assessment:

          -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

          -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

        The note rating symbols and definitions are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus
                (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3        Speculative capacity to pay principal and interest.

     3.  COMMERCIAL PAPER

          A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

          Ratings are graded into several categories, ranging from 'A-1' for the highest-quality obligations to 'D' for the lowest. These categories are as follows:

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     4.  TAX-EXEMPT DUAL RATINGS

          S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, 'SP-1+/A-1+').

  MOODY'S INVESTORS SERVICE--A brief description of the applicable Moody's Investors Service ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

     1.  LONG-TERM MUNICIPAL BONDS

    AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
                Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CON (..)    Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated
                conditionally and designated with the prefix "Con" followed by the rating in parentheses. These are bonds secured by:
                (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals
                that begin when facilities are completed, or (d) payments to which some other limiting condition attaches the
                parenthetical rating denotes the probable credit stature
                upon completion of construction or elimination of the basis of the condition.

    (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

    NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


          Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



          Should no rating be assigned, the reason may be one of the following:



          1. An application for rating was not received or accepted.



        2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



          3. There is a lack of essential data pertaining to the issue or issuer.



          4. The issue was privately placed, in which case the rating is not published in Moody's publications.



          Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis: if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


     2.  SHORT-TERM EXEMPT NOTES

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

          MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

     3.  TAX-EXEMPT COMMERCIAL PAPER

          Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

             Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

               - Leading market positions in well established industries.

               - High rates of return on funds employed.

               - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

               - Broad margins in earning coverage of fixed financial charges and high internal cash generation.

               - Well established access to a range of financial markets and assured sources of alternate liquidity.

             Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

             Issuers rated Not Prime do not fall within any of the Prime rating categories.

                             TRUSTEES AND OFFICERS



     The tables below list the trustees and officers of the Fund and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor"), Van Kampen American Capital Advisors Corp., Van Kampen Merritt Equity Advisors Corp., Van Kampen American Capital Insurance Agency of Illinois, Inc., VK/AC System, Inc., Van Kampen American Capital Record Keeping Services, Inc., American Capital Contractual Services, Inc., Van Kampen American Capital Trust Company, Van Kampen American Capital Exchange Corporation, and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisers (excluding the Van Kampen American Capital Exchange Fund).



                                    TRUSTEES



                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee/Director of each of the
                                            funds in the Fund Complex.
Richard M. DeMartini*.....................  President and Chief Operating Officer, Individual Asset
Two World Trade Center                      Management Group, a division of Morgan Stanley Dean
66th Floor                                  Witter & Co. Mr. DeMartini is a Director of InterCapital
New York, NY 10048                          Funds, Dean Witter Distributors, Inc. and Dean Witter
Date of Birth: 10/12/52                     Trust Company. Trustee of the TCW/DW Funds. Director of
                                            the National Healthcare Resources, Inc. Formerly Vice
                                            Chairman of the Board of the National Association of
                                            Securities Dealers, Inc. and Chairman of the Board of the
                                            Nasdaq Stock Market, Inc. Trustee/Director of each of the
                                            funds in the Fund Complex.
Linda Hutton Heagy........................  Managing Partner of Heidrick & Stuggles, an executive
Sears Tower                                 search firm. Prior to 1997, Partner, Ray & Berndtson,
233 South Wacker Drive                      Inc., an executive recruiting and management consulting
Suite 7000                                  firm. Formerly, Executive Vice President of ABN AMRO,
Chicago, IL 60606                           N.A., a Dutch bank holding company. Prior to 1992,
Date of Birth: 06/03/48                     Executive Vice President of La Salle National Bank.
                                            Trustee on the University of Chicago Hospitals Board, The
                                            International House Board and the Women's Board of the
                                            University of Chicago. Trustee/Director of each of the
                                            funds in the Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation.
                                            Trustee/Director of each of the funds in the Fund
                                            Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee/Director of each of
                                            the funds in the Fund Complex.
Don G. Powell*............................  Chairman and a Director of VKAC. Chairman and a Director
2800 Post Oak Blvd.                         of the Advisers and the Distributor. Chairman and a
Houston, TX 77056                           Director of ACCESS. Director or officer of certain other
Date of Birth: 10/19/39                     subsidiaries of VKAC. Chairman of the Board of Governors
                                            and the Executive Committee of the Investment Company
                                            Institute. Prior to November 1996, President, Chief
                                            Executive Officer and a Director of VKAC Holding.
                                            Trustee/Director of funds in the Fund Complex advised by
                                            Advisory Corp. and prior to July 1996, President, Chief
                                            Executive Officer and a Trustee of the funds in the Fund
                                            Complex.
Phillip B. Rooney.........................  Vice Chairman and Director of The ServiceMaster Company,
One ServiceMaster Way                       a business and consumer service company. Director of
Downers Grove, IL 60515                     Illinois Tool Works, Inc., a manufacturing company; the
Date of Birth: 07/08/44                     Urban Shopping Centers Inc., a retail mall management
                                            company; and Stone Container Corp., a paper manufacturing
                                            company. Trustee, University of Notre Dame. Formerly,
                                            President and Chief Executive Officer, Waste Management,
                                            Inc., an environmental services company, and prior to
                                            that President and Chief Operating Officer, Waste
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex.

Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee/Director of each of the
                                            funds in the Fund Complex.

Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, and other open-end and closed-end funds advised
Date of Birth: 08/22/39                     by the Advisers or Van Kampen American Capital
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex, and other open-end and closed-end funds
                                            advised by the Advisers or Van Kampen American Capital
                                            Management, Inc.


---------------

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund. Messrs. DeMartini and Powell are interested persons of the Fund and the Advisers by reason of their position with Morgan Stanley Dean Witter & Co. and its affiliates.

                                    OFFICERS



     Messrs. McDonnell, Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.



                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Dennis J. McDonnell.........  President                     Executive Vice President and a Director of
  Date of Birth: 05/20/42                                   VKAC and VK/AC Holding, Inc. President,
                                                            Chief Operating Officer and a Director of
                                                            the Advisers, Van Kampen American Capital
                                                            Advisors, Inc., and Van Kampen American
                                                            Capital Management, Inc. President and a
                                                            Director of Van Kampen Merritt Equity
                                                            Advisors Corp. Prior to April of 1997, he
                                                            was a Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Prior to September of 1996,
                                                            Mr. McDonnell was Chief Executive Officer
                                                            and Director of MCM Group, Inc., McCarthy,
                                                            Crisanti & Maffei, Inc. and Chairman and
                                                            Director of MCM Asia Pacific Company,
                                                            Limited and MCM (Europe) Limited. Prior to
                                                            November 1996, Executive Vice President and
                                                            a Director of VKAC Holding. Prior to July
                                                            of 1996, Mr. McDonnell was President, Chief
                                                            Operating Officer and Trustee of VSM Inc.
                                                            and VCJ Inc. President of each of the funds
                                                            in the Fund Complex. President, Chairman of
                                                            the Board and Trustee of other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 06/25/56                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Prior to July of 1996, Mr.
                                                            Hegel was a Director of VSM Inc. Prior to
                                                            September of 1996, he was a Director of
                                                            McCarthy, Crisanti & Maffei, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel,
  Date of Birth: 07/29/53                                   Secretary and Director of VKAC and VK/AC
                                                            Holding, Inc. Mr. Nyberg is also Executive
                                                            Vice President, General Counsel and a
                                                            Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Executive Vice President,
                                                            General Counsel, Assistant Secretary and a
                                                            Director of the Advisers and the
                                                            Distributor, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Management, Inc., Van Kampen American
                                                            Capital Exchange Corporation, American
                                                            Capital Contractual Services, Inc. and Van
                                                            Kampen American Capital Trust Company.
                                                            Executive Vice President, General Counsel
                                                            and Assistant Secretary of ACCESS. Director
                                                            or officer of certain other subsidiaries of
                                                            VKAC. Prior to June of 1997, Director of
                                                            ICI Mutual Insurance Co., a provider of
                                                            insurance to members of the Investment
                                                            Company Institute. Prior to April of 1997,
                                                            he was Executive Vice President, General
                                                            Counsel and Director of Van Kampen Merritt
                                                            Equity Advisors Corp. Prior to July of
                                                            1996, Mr. Nyberg was Executive Vice
                                                            President and General Counsel of VSM Inc.
                                                            and Executive Vice President and General
                                                            Counsel of VCJ Inc. Prior to September of
                                                            1996, he was General Counsel of McCarthy,
                                                            Crisanti & Maffei, Inc. Vice President and
                                                            Secretary of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 04/20/42                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Vice President of each of
                                                            the funds in the Fund Complex and certain
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President and Director of
  Date of Birth: 11/10/44                                   VKAC, and VK/AC Holding Inc. Executive Vice
                                                            President of the AC Adviser and the
                                                            Distributor. President and a Director of
                                                            ACCESS. President and Chief Operating
                                                            Officer of Van Kampen American Capital
                                                            Record Keeping Services, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers and
  Date of Birth: 01/11/56     Financial Officer             Van Kampen American Capital Management,
                                                            Inc. Vice President and Chief Financial
                                                            Officer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.

Nicholas Dalmaso............  Assistant Secretary           Associate General Counsel and Assistant
  Date of Birth: 03/01/65                                   Secretary of VKAC. Vice President,
                                                            Associate General Counsel and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            Van Kampen American Capital Advisors, Inc.
                                                            and Van Kampen American Capital Management,
                                                            Inc. Assistant Secretary of each of the
                                                            funds in the Fund Complex and other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Vice President and a Senior Attorney of
  Date of Birth: 11/15/63                                   VKAC. Vice President and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            ACCESS, Van Kampen American Capital
                                                            Management, Inc., American Capital
                                                            Contractual Services, Inc., Van Kampen
                                                            American Capital Exchange Corporation and
                                                            Van Kampen American Capital Advisors, Inc.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC and
                                                            VKAC Holding, Inc. Senior Vice President,
                                                            Deputy General Counsel and Secretary of the
                                                            Advisers, the Distributor, ACCESS American
                                                            Capital Contractual Services, Inc., Van
                                                            Kampen American Capital Management, Inc.,
                                                            Van Kampen American Capital Exchange
                                                            Corporation, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Insurance Agency of Illinois, Inc., VKAC
                                                            System, Inc., Van Kampen American Capital
                                                            Record Keeping Services, Inc. and Van
                                                            Kampen Merritt Equity Advisors Corp. Prior
                                                            to April of 1997, Senior Vice President,
                                                            Deputy General Counsel and Secretary of Van
                                                            Kampen American Capital Services, Inc. and
                                                            Van Kampen Merritt Holdings Corp. Prior to
                                                            September of 1996, Mr. Martin was Deputy
                                                            General Counsel and Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc., and prior to July
                                                            of 1996, he was Senior Vice President,
                                                            Deputy General Counsel and Secretary of VSM
                                                            Inc. and VCJ Inc. Assistant Secretary of
                                                            each of the funds in the Fund Complex and
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.
Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers, the Distributor, Van Kampen
                                                            American Capital Management, Inc. and Van
                                                            Kampen American Capital Advisors, Inc.
                                                            Prior to September of 1996, Mr. Wetherell
                                                            was Assistant Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.
Steven M. Hill..............  Assistant Treasurer           Vice President of the Advisers. Assistant
  Date of Birth: 10/16/64                                   Treasurer of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.
Michael Robert Sullivan.....  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.



     Each trustee/director holds the same position with each of the funds in the Fund Complex. As of the date of this Statement of Additional Information, there are 64 operating funds in the Fund Complex. For purposes of the following compensation and benefits discussion, the Fund Complex is divided into the following three groups: the funds advised by Asset Management (the "AC Funds"), the funds advised by Advisory Corp. excluding funds organized as series of the Morgan Stanley Fund, Inc. (the "VK Funds") and the funds advised by Advisory Corp. organized as series of the Morgan Stanley Fund, Inc. (the "MS Funds"). Each trustee/director who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan

Stanley Dean Witter & Co. (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees/directors to defer receipt of their compensation and earn a return on such deferred amounts. Deferring compensation has the economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.



     The trustees recently reviewed and adopted a standardized compensation and benefits program for each fund in the Fund Complex. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes an annual retainer in an amount equal to $50,000 per calendar year, due in four quarterly installments on the first business day of each quarter. Payment of the annual retainer is allocated among the funds in the Fund Complex (except the money market series of the MS Funds) on the basis of the relative net assets of each fund as of the last business day of the preceding calendar quarter. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes a per meeting fee from each fund in the Fund Complex (except the money market series of the MS Funds) in the amount of $200 per quarterly or special meeting attended by the Non-Affiliated Trustee, due on the date of the meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



     For each AC Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the AC Funds includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



     For each VK Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from each VK Fund includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



     For the period from July 2, 1997 up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the MS Funds was based generally on the compensation amounts and methodology used by such funds prior to their joining the current Fund Complex on July 2, 1997. Each trustee/director was elected as a director of the MS Funds on July 2, 1997. Prior to July 2, 1997, the MS Funds were part of another fund complex (the "Prior Complex") and the former directors of the MS Funds were paid an aggregate fee allocated among the funds in the Prior Complex that resulted in individual directors receiving total compensation between approximately $8,000 to $10,000 from the MS Funds during such funds' last fiscal year.

     Under the deferred compensation plan, each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



     Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from such Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such retirement from such Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from such Fund. Each trustee/director has served as a member of the Board of Trustees of the Fund since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.



     Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.



                               COMPENSATION TABLE



                                                                                           FUND COMPLEX
                                                                    ----------------------------------------------------------
                                                                         AGGREGATE            AGGREGATE             TOTAL
                         YEAR FIRST                                     PENSION OR        ESTIMATED MAXIMUM     COMPENSATION
                        APPOINTED OR      AGGREGATE COMPENSATION    RETIREMENT BENEFITS    ANNUAL BENEFITS     BEFORE DEFERRAL
                       ELECTED TO THE    BEFORE DEFERRAL FROM THE   ACCRUED AS PART OF    FROM THE FUND UPON      FROM FUND
       NAME(1)              BOARD                FUND(2)                EXPENSES(3)         RETIREMENT(4)        COMPLEX(5)
       -------         --------------    ------------------------   -------------------   ------------------   ---------------
J. Miles Branagan           1991                  $4,125                  $30,328              $60,000            $111,197
Linda Hutton Heagy          1995                   4,125                    3,141               60,000             111,197
R. Craig Kennedy            1995                   4,125                    2,229               60,000             111,197
Jack E. Nelson              1995                   4,125                   15,820               60,000             104,322
Jerome L. Robinson*         1995                   4,125                   32,020               15,750             107,947
Phillip B. Rooney**         1997                   3,250                        0               60,000              74,697
Dr. Fernando Sisto          1973                   4,125                   60,208               60,000             111,197
Wayne W. Whalen             1995                   4,125                   10,788               60,000             111,197


---------------


*  Mr. Robinson retired from the Board of Trustees on December 31, 1997.



** Mr. Phillip B. Rooney became a member of the Board of Trustees effective
   April 14, 1997 and thus does not have a full fiscal year of information to report.



(1) Messrs. DeMartini, McDonnell and Powell, trustees of the Fund during all or a portion of the Fund's last fiscal year, are not included in the compensation table because they are not eligible for compensation or retirement benefits from the Fund. Mr. McDonnell resigned as a Trustee of the Fund, effective May 31, 1997.



(2) The amounts shown in this column represent the Aggregate Compensation before Deferral with respect to the Fund's fiscal year ended December 31, 1997 and includes the deferred compensation balances from New Jersey Tax Free Income Fund which was merged into the Municipal Income Fund in November 1997. The details of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. The details of amounts deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated

    Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The details of cumulative deferred compensation (including interest) for each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the sum of the retirement benefits expected to be accrued by the operating investment companies in the Fund Complex for their respective fiscal years ended in 1997. The retirement plan is described above the Compensation Table.



(4) For Mr. Robinson this is the sum of the actual annual benefits payable by the operating investment companies in the Fund Complex as of the date of their retirement for each year of the 10-year period since such trustee's retirement. For the remaining trustees, this is the sum of the estimated maximum annual benefits payable by the operating investment companies in the Fund Complex for each year of the 10-year period commencing in the year of such trustee's anticipated retirement. The Retirement Plan is described above the Compensation Table. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table D below.



(5) The amounts shown in this column represent the aggregate compensation paid by all operating investment companies in the Fund Complex as of December 31, 1997 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1997. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Mr. Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $268,447 during the calendar year ended December 31, 1997.



  As of April 2, 1998, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

                                    TABLE A
           1997 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES



                                                                                      TRUSTEE
                                         FISCAL    ------------------------------------------------------------------------------
               FUND NAME                YEAR-END   BRANAGAN   HEAGY    KENNEDY   NELSON    ROBINSON    ROONEY    SISTO    WHALEN
               ---------                --------   --------   -----    -------   ------    --------    ------    -----    ------
 Insured Tax Free Income Fund..........  12/31     $ 3,000    $3,000   $3,000    $ 3,000    $3,000     $2,250    $3,000   $ 3,000
 Tax Free High Income Fund.............  12/31       3,000     3,000    3,000      3,000     3,000      2,250     3,000     3,000
 California Insured Tax Free Income
   Fund................................  12/31       3,000     3,000    3,000      3,000     3,000      2,250     3,000     3,000
 Municipal Income Fund*................  12/31       4,125     4,125    4,125      4,125     4,125      3,250     4,125     4,125
 Intermediate Term Municipal Income
   Fund................................  12/31       3,000     3,000    3,000      3,000     3,000      2,250     3,000     3,000
 Florida Insured Tax Free Income
   Fund................................  12/31       3,000     3,000    3,000      3,000     3,000      2,250     3,000     3,000
 New York Tax Free Income Fund.........  12/31       1,125     1,125    1,125      1,125     1,125      1,000     1,125     1,125
   Trust Total.........................             20,250    20,250   20,250     20,250    20,250     15,500    20,250    20,250



 *Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which was merged into the Municipal Income Fund in November 1997.



                                                                         TABLE B



      1997 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES



                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund........   12/31     $ 3,000    $ 3,000   $ 1,500   $ 3,000   $ 3,000    $ 1,500   $ 1,500   $ 3,000
 Tax Free High Income Fund...........   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 California Insured Tax Free Fund....   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 Municipal Income Fund...............   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 Intermediate Term Municipal Income
   Fund..............................   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 Florida Insured Tax Free Income
   Fund..............................   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 New York Tax Free Income Fund.......   12/31       1,125      1,125       563     1,125     1,125        875       563     1,125
 New Jersey Tax Free Income Fund.....   12/31       1,125      1,125       563     1,125     1,125        875       563     1,125
   Trust Total.......................              20,250     20,250    10,126    20,250    20,250     10,750    10,126    20,250



                                                                         TABLE C



        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST


                                AND EACH SERIES


                                                                                TRUSTEE
                                  FISCAL    -------------------------------------------------------------------------------
           FUND NAME             YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
           ---------             --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund...  12/31     $ 4,324    $ 6,482   $11,233   $15,086   $14,485    $ 1,513   $ 3,180   $12,966
 Tax Free High Income Fund......  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 California Insured Tax Free
   Fund.........................  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 Municipal Income Fund*.........  12/31       5,170      7,878    14,033    19,758    18,928      1,765     8,110    17,020
 Intermediate Term Municipal
   Income Fund..................  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 Florida Insured Tax Free Income
   Fund.........................  12/31       4,324      6,482     6,853    10,650    10,391      1,513     1,622     9,946
 New York Tax Free Income
   Fund.........................  12/31       1,487      1,181     3,118     4,223     4,049        891       591     3,586
   Trust Total..................             28,277     41,469    68,936    94,975    91,308     10,221    18,369    82,416

                                                         TRUSTEE
                                  ------------------------------------------------------
           FUND NAME              CARUSO   GAUGHAN   LIPSHIE   MILLER     REES    VERNON
           ---------              ------   -------   -------   ------     ----    ------
 Insured Tax Free Income Fund...  $    0   $2,939    $    0    $10,015   $    0   $    0
 Tax Free High Income Fund......       0    2,939         0     10,015        0        0
 California Insured Tax Free
   Fund.........................       0    2,939         0     10,015        0        0
 Municipal Income Fund*.........   8,243    3,624     1,873     13,531    7,875    2,508
 Intermediate Term Municipal
   Income Fund..................       0    2,939         0     10,015        0        0
 Florida Insured Tax Free Income
   Fund.........................       0    1,371         0      6,357        0        0
 New York Tax Free Income
   Fund.........................       0      437         0      2,561        0        0
   Trust Total..................   8,243   17,188     1,873     62,509    7,875    2,508



 *Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which was merged into the Municipal Income Fund in November 1997.



                                                                         TABLE D



          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST



                                                                                    TRUSTEE
                                              -----------------------------------------------------------------------------------
FUND NAME                                     BRANAGAN   DEMARTINI   HEAGY    KENNEDY   NELSON   POWELL   ROONEY   SISTO   WHALEN
---------                                     --------   ---------   -----    -------   ------   ------   ------   -----   ------
  Insured Tax Free Income Fund...............   1995       1997       1995     1993      1984     1997     1997    1995     1984
  Tax Free High Income Fund..................   1995       1997       1995     1993      1985     1997     1997    1995     1985
  California Insured Tax Free Income Fund....   1995       1997       1995     1993      1985     1997     1997    1995     1985
  Municipal Income Fund......................   1995       1997       1995     1993      1990     1997     1997    1995     1990
  Intermediate Term Municipal Income Fund....   1995       1997       1995     1993      1993     1997     1997    1995     1993
  Florida Insured Tax Free Income Fund.......   1995       1997       1995     1994      1994     1997     1997    1995     1994
  New Jersey Tax Free Income Fund............   1995       1997       1995     1994      1994     1997     1997    1995     1994
  New York Tax Free Income Fund..............   1995       1997       1995     1994      1994     1997     1997    1995     1994



  As of April 2, 1998, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the Outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:

                                                                AMOUNT OF
                                                                OWNERSHIP
                                                                   OF         CLASS OF    PERCENTAGE
                 NAME AND ADDRESS OF HOLDER                   APRIL 2, 1998    SHARES    OF OWNERSHIP
                 --------------------------                   -------------   --------   ------------
MLPF&S for the Sole Benefit of its Customers................     71,889          C          7.44%
ATTN Fund Administration
4800 Deer Lake Dr E FL 3
Jacksonville, FL 32246-6484
Donald L. Reid & Eleanor W. Reid JTTEN......................     64,945          C          6.72%
1875 S. Orlando
Maitland, FL 32751-6668


                     INVESTMENT ADVISORY AND OTHER SERVICES

  The Adviser is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Advisory Service Inc.).


  The Adviser, Van Kampen American Capital Distributors, Inc. (the "Distributor") and ACCESS Investor Services, Inc. ("ACCESS") are wholly-owned subsidiaries of Van Kampen American Capital, Inc. ("VKAC"), which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management, Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  The investment advisory agreement provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as officers of the Fund and trustees of the Trust if duly elected to such positions.


  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The investment advisory agreement for the Fund will continue in effect from year to year if specifically approved by the Trustees of the Trust, of which the Fund is a separate series (or by the Fund's shareholders), and by the disinterested trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days' written notice by either party thereto and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any state in which the Fund's shares are offered for sale. Currently, the most stringent limit in any state would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the

Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million, and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.


  For the years ended December 31, 1997, 1996 and 1995, the Fund paid advisory expenses of $4,721,648, $4,825,272 and $3,765,225, respectively.


OTHER AGREEMENTS


  ACCOUNTING SERVICES AGREEMENT. The Fund has entered into an accounting services agreement pursuant to which Asset Management provides accounting to the Fund. The Fund shares together with the other Van Kampen American Capital mutual funds in the cost of providing such services, with 25% of such costs shared proportionately based on the number of outstanding classes of securities per fund and with the remaining 75% of such cost being paid by the Fund and such other Van Kampen American Capital funds based proportionally on their respective net assets.



  For the years ended December 31, 1997, 1996 and 1995, the Fund paid expenses of approximately $207,300, $80,200 and $51,800, respectively, representing Asset Management's and its affiliates cost of providing accounting services.


  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: accurate maintenance of the funds' minute books and records, preparation and oversight of the funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.


  For the years ended December 31, 1997, 1996 and 1995, the Fund paid expenses of approximately $25,000, $27,900 and $30,700, respectively, representing Van Kampen American Capital's cost of providing legal services.


                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 West Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund, or the Adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses.

  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of research described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security), than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Fund's Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of such services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information such as that set forth above to the Fund or the Adviser, (ii) have sold or are selling shares of the Fund and (iii) may select firms that are affiliated with the Fund, the Adviser, or its distributor and other principal underwriters.

  If purchases or sales of securities of the Fund and of one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and other investment companies and clients and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the trustees of the Trust, of which the Fund is a separate series.

  The trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission given to affiliated brokers.

  State securities laws may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.


  During the year ended December 31, 1997, the Fund paid $0 in brokerage commissions on transactions totalling $0 to brokers selected primarily on the basis of research services provided to the Adviser. The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.



  Effective October 31, 1996, Morgan Stanley Group Inc. ("Morgan Stanley") became an affiliate of the Adviser. Effective May 31, 1997, Dean Witter Discover & Co. ("Dean Witter") became an affiliate of the Adviser. The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.

  The Fund paid the following commissions to these brokers during the periods shown:



                                                                     AFFILIATED BROKERS
                                                                     ------------------
                                                                     MORGAN      DEAN
                                                         BROKERS     STANLEY    WITTER
                                                         --------    -------    -------
Fiscal year 1995.......................................  $      0       N/A        N/A
Fiscal year 1996.......................................  $      0         0        N/A
Fiscal year 1997.......................................  $868,930     $   0      $   0
Fiscal year 1997 Percentages:
  Commissions with affiliate to total commissions......        --      N/A%       N/A%
  Value of brokerage transactions with affiliate to
     total transactions................................        --      N/A%       N/A%



                             TAX STATUS OF THE FUND



  The Trust and each of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund will be subject to tax if, among other things, it fails to distribute net capital gains, or if its annual distributions, as a percentage of its income, are less than the distributions required by tax laws.


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts. VKAC manages or supervises more than $60 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country. Each of our high yield analysts, based either in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered on a continuous basis through Van Kampen American Capital Distributors, Inc. ("the Distributor"). The Distributor is a wholly owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc. an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.


  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.



  Total underwriting commissions on the sale of shares of the Fund for the last three fiscal periods are shown in the chart below.



                                                                                        AMOUNTS
                                                               TOTAL UNDERWRITING       RETAINED
                                                                  COMMISSIONS        BY DISTRIBUTOR
                                                               ------------------    --------------
Fiscal Year Ended December 31, 1995.........................       $1,312,992           $164,972
Fiscal Year Ended December 31, 1996.........................       $1,088,499           $125,602
Fiscal Year Ended December 31, 1997.........................       $  939,551           $111,895


                         DISTRIBUTION AND SERVICE PLANS

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of shares. The Distribution Plan and Service Plan sometimes are referred to herein collectively as the "Plans". The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Plans are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor and sub-agreements between the Distributor and members of the NASD who are acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents and similar agreements between the Fund and financial intermediaries who are acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."

  Under the Distribution and Service Agreement and the Selling Agreements, financial intermediaries that sold shares prior to July 1, 1987, or prior to the beginning of the calendar quarter in which the Selling Agreement between the Fund and such financial intermediary was approved by the Fund's Board of Trustees (an "Implementation Date") are not eligible to receive compensation pursuant to such Distribution and Service Agreement or Selling Agreement. To the extent that there remain outstanding shares of the Fund that were purchased prior to all Implementation Dates, the percentage of the total average daily net asset value of a class of shares that may be utilized pursuant to the Distribution and Service Agreement will be less than the maximum percentage amount permissible with respect to such class of shares under the Distribution and Service Agreement.

  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Plans and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


  For the fiscal year ending December 31, 1997, the Fund's aggregate expenses under the Class A Plan were $1,749,575, or .24% of the Class A shares' average net assets. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Class B Plan were $1,986,552, or 1.00%, of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $1,418,231 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $568,321 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Class B Plan. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Class C Plan were $112,863 or 1.00% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $24,469 for the commissions and transactions fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $88,394 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Class C Plan.



                                 TRANSFER AGENT



  During the fiscal years ended December 31, 1995, 1996 and 1997, ACCESS, shareholder service agent and dividend disbursing agent for the Fund, received fees aggregating approximately $379,500, $892,000 and $649,000, respectively, for these services. The transfer agency prices are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.


                                 LEGAL COUNSEL

  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois).

                            PERFORMANCE INFORMATION

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

  The Fund's yield quotation is determined on a monthly basis with respect to the immediately preceding 30 day period, and yield is computed by dividing the Fund's net investment income per share of a given class earned during such period by the Fund's maximum offering price (including, with respect to the Class A Shares, the maximum initial sales charge) per share of such class on the last day of such period. The Fund's net investment income per share is determined by taking the interest attributable to a given class of shares earned by the Fund during the period, subtracting the expenses attributable to a given class of shares accrued for the period (net of any reimbursements), and dividing the result by the average daily number of the shares of each class outstanding during the period that were entitled to receive dividends. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period. Yield will be computed separately for each class of shares. Class B Shares redeemed during the first six years after their issuance and Class C Shares redeemed during the first year after their issuance may be subject to a contingent deferred sales charge in a maximum amount equal to 4% and 1%, respectively, of the lesser of the then current net asset value of the shares redeemed or their initial purchase price from the Fund. Yield quotations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of the Fund's yield. The Fund's tax-equivalent yield quotation for a 30 day period as described above is computed by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of the Fund's yield, if any, that is not tax-exempt.

  The Fund calculates average compounded total return by determining the redemption value (less any applicable contingent deferred sales charge) at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a given class of shares of the Fund (less the maximum sales charge, if any) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage. Average compounded total return will be computed separately for each class of shares.

  Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share of a given class can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.


  The Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of each class of shares of the Fund from a given date to a subsequent given date. Cumulative total return is calculated by measuring the value of an initial investment in a given class of shares of the Fund at a given time, including or excluding any applicable sales charge as indicated, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each class of shares. Non-standardized total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge with respect to the CDSC imposed at the time of redemption were reflected, it would reduce the performance quoted.


CLASS A SHARES


  The average total return, including payment of maximum sales charge, with respect to the Class A Shares for (i) the one year period ended December 31, 1997 was 3.96%; (ii) the 5 year period ended December 31, 1997 was 5.61%; (iii) the approximately seven year, five month period from August 1, 1990 (the commencement of investment operations of the Fund) through December 31, 1997 was 7.28%.



  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.45%. The tax-equivalent yield with respect to Class A Shares for the 30 day period ending December 31, 1997 (Calculated in the manner described in The Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 6.95%. The Fund's current distribution rate with respect to the Class A Shares for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.11%. The Fund's taxable equivalent distribution rate with respect to the Class A Shares for the month ending December 31, 1997 was 7.98%



  The Fund's cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 68.50%.



  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 76.90%.

CLASS B SHARES


  The average total return, including payment of the CDSC, with respect to the Class B Shares for (i) the one year period ended December 31, 1997 was 4.27%;
(ii) the five year period ended December 31, 1997 was 5.61%; and (iii) the approximately five year, five month period of August 24, 1992 (commencement of distribution) through December 31, 1997 was 5.67%.



  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.87%. The tax-equivalent yield with respect to Class B Shares for the 30 day period ending December 31, 1997 (Calculated in the manner described in The Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 6.05%. The Fund's current distribution rate with respect to the Class B Shares for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.64%. The Fund's taxable equivalent distribution rate with respect to the Class B Shares for the month ending December 31, 1997 was 7.25%



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to the end of the current period was 34.42%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to the end of the current period was 35.42%.


CLASS C SHARES


  The average total return, including payment of the CDSC, with respect to the Class C Shares for (i) the one year period ended December 31, 1997 was 7.34% and
(ii) the approximately four year, five month period of August 13, 1993 (commencement of distribution) through December 31, 1997 was 4.80%.



  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.86%. The tax-equivalent yield with respect to Class C Shares for the 30 day period ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 6.03%. The Fund's current distribution rate with respect to the Class C Shares for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.65%. The Fund's taxable equivalent distribution rate with respect to the Class C Shares for the month ending December 31, 1997 was 7.27%



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to the end of the current period was 22.84%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to the end of the current period was 22.84%.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of
Van Kampen American Capital Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital Municipal Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Municipal Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Chicago, Illinois
February 4, 1998

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  103.6%
          ALABAMA  1.6%
$ 2,100   Alabama St Indl Dev Auth Rev UNR-ROHN Inc Expansion Proj....   7.500%   09/15/11  $    2,213,547
  3,000   Alabama Wtr Pollutn Ctl Auth Revolving Fund Ln Ser A (AMBAC
          Insd).......................................................   6.750    08/15/17       3,365,490
    700   Bessemer, AL Indl Dev Brd ROHN Inc Proj.....................   9.000    09/15/01         752,878
  1,750   Bessemer, AL Indl Dev Brd ROHN Inc Proj.....................   9.500    09/15/11       2,167,777
  1,000   Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy
          Svcs Co Proj Rfdg...........................................   6.950    01/01/20       1,105,230
  1,000   Montgomery, AL Med Clinic Brd Jackson Hosp & Clinic (AMBAC
          Insd).......................................................   5.875    03/01/16       1,073,290
  5,150   West Jefferson Cnty, AL Amusement & Pub Pk Auth First Mtg
          Visionland Proj.............................................   8.000    12/01/26       5,429,851
                                                                                            --------------
                                                                                                16,108,063
                                                                                            --------------
          ALASKA  0.7%
  2,500   Alaska Energy Auth Pwr Rev Bradley Lake Proj Ser 1 (BIGI
          Insd).......................................................   6.250    07/01/21       2,574,500
  1,000   Alaska Indl Dev and Expt Auth Pwr Rev Upper Lynn Canal Regl
          Pwr.........................................................   5.700    01/01/12         997,230
  1,800   Alaska Indl Dev and Expt Auth Pwr Rev Upper Lynn Canal Regl
          Pwr.........................................................   5.875    01/01/32       1,814,490
  1,000   Valdez, AK Marine Term Rev Sohio Pipeline Rfdg..............   7.125    12/01/25       1,124,630
                                                                                            --------------
                                                                                                 6,510,850
                                                                                            --------------
          ARIZONA  2.0%
  1,000   Maricopa Cnty, AZ Indl Dev Auth Multi-Family Hsg Rev Rfdg...   6.500    07/01/09       1,074,920
    625   Pima Cnty, AZ Indl Dev Auth Single Family Mtg Rev (GNMA
          Collateralized).............................................   6.625    11/01/14         663,294
  5,220   Pinal Cnty, AZ Sch Dist No 8 Mammoth Ser A..................   9.500    07/01/10       6,070,495
    500   Scottsdale, AZ Indl Dev Auth Rev First Mtg Westminster Vlg
          Ser A Rfdg..................................................   8.250    06/01/15         562,700
  1,875   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp Ser A Rfdg
          (AMBAC Insd)................................................   6.000    09/01/12       2,080,219
  1,750   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp Ser A Rfdg
          (AMBAC Insd)................................................   6.125    09/01/17       1,943,882
  7,000   Tucson, AZ Arpt Auth Inc Spl Fac Rev Lockheed Aermod Cent
          Inc.........................................................   8.700    09/01/19       7,871,290
                                                                                            --------------
                                                                                                20,266,800
                                                                                            --------------
          ARKANSAS  0.9%
  5,355   Dogwood Addition PRD Muni Ppty Owners Multi-Purp Impt Dist
          No 8 AR Impt Ser A (e)......................................   7.500    01/31/06       5,140,800
  5,470   Dogwood Addition PRD Muni Ppty Owners Multi-Purp Impt Dist
          No 8 AR Impt Ser B (e)......................................   7.500    01/31/06       1,641,000
  2,000   Jackson Cnty, AR Hlthcare Fac Brd First Mtg Hosp Rev Newport
          Hosp & Clinic Inc...........................................   7.375    11/01/11       2,063,860
                                                                                            --------------
                                                                                                 8,845,660
                                                                                            --------------
          CALIFORNIA  6.8%
  5,230   California Edl Fac Auth Rev College of Osteopathic Med
          Pacific (Prerefunded @ 06/01/03)............................   7.500    06/01/18       6,062,041
  2,880   California Edl Fac Auth Rev Univ of La Verne................   6.300    04/01/09       3,075,869
 21,785   California Statewide Cmntys Dev Auth Spl Fac United Airls...   5.625    10/01/34      21,943,159
  4,285   Delano, CA Ctfs Partn Ser A.................................   9.250    01/01/22       5,034,404
  2,660   Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC Insd).......       *    09/01/10       1,350,668
  5,875   Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC Insd).......       *    09/01/11       2,770,709
  3,890   Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC Insd).......       *    09/01/13       1,597,234
  5,430   Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC Insd).......       *    09/01/14       2,075,129
  3,500   Escondido, CA Union High Sch Dist Cap Apprec (MBIA Insd)....       *    11/01/19       1,141,035
  5,000   Escondido, CA Union High Sch Dist Cap Apprec (MBIA Insd)....       *    11/01/20       1,548,500
    925   Fairfield, CA Hsg Auth Mtg Rev Creekside Estates Proj
          Rfdg........................................................   7.875    02/01/15         963,082
  8,075   Los Angeles, CA Elec Plant Rev Rfdg (MBIA Insd).............   4.750    11/15/19       7,694,344
  1,000   Madera Cnty, CA Ctfs Partn Vly Children's Hosp (MBIA
          Insd).......................................................   6.125    03/15/23       1,092,750
  2,825   Midpeninsula Regl Dist CA Fin Auth Rev (AMBAC Insd).........       *    09/01/15       1,130,847
  1,155   Midpeninsula Regl Open Space CA (AMBAC Insd)................       *    09/01/19         367,937
  1,265   Midpeninsula Regl Open Space CA (AMBAC Insd)................       *    09/01/22         341,487
  1,380   Midpeninsula Regl Open Space CA (AMBAC Insd)................       *    09/01/25         316,144
    900   Monterey, CA Regl Wastewater Fin Auth Wastewater Contract
          Rev (FSA Insd)..............................................       *    06/01/10         486,270
    800   Monterey, CA Regl Wastewater Fin Auth Wastewater Contract
          Rev (FSA Insd)..............................................       *    06/01/11         405,992
    700   Monterey, CA Regl Wastewater Fin Auth Wastewater Contract
          Rev (FSA Insd)..............................................       *    06/01/12         335,363
    700   Monterey, CA Regl Wastewater Fin Auth Wastewater Contract
          Rev (FSA Insd)..............................................       *    06/01/13         315,847

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$   700   Monterey, CA Regl Wastewater Fin Auth Wastewater Contract
          Rev (FSA Insd)..............................................       *    06/01/14  $      297,549
    500   Norco, CA Swr & Wtr Rev Rfdg................................   7.200%   10/01/19         554,265
  4,000   Riverside Cnty, CA Air Force Vlg West Inc Ser A Rfdg........   8.125    06/15/20       4,397,560
  2,000   Santa Ana, CA Cmnty Redev Agy Tax Alloc Ser B Rfdg..........   7.500    09/01/16       2,121,940
                                                                                            --------------
                                                                                                67,420,125
                                                                                            --------------
          COLORADO  5.7%
  2,840   Adams Cnty, CO Single Family Mtg Rev Ser A..................   8.875    08/01/11       3,939,620
  3,985   Adams Cnty, CO Single Family Mtg Rev Ser A..................   8.875    08/01/12       5,675,437
 10,500   Arapahoe Cnty, CO Cap Impt Trust Fund Hwy Rev E-470Proj Ser
          C (Prerefunded @ 08/31/05)..................................       *    08/31/26       1,561,455
    775   Arapahoe Cnty, CO Single Family Mtg Rev Ser A (GNMA
          Collateralized).............................................   8.375    08/01/19         798,738
    500   Berry Creek Metro Dist CO Rfdg & Impt.......................   8.250    12/01/11         554,660
    500   Boulder Cnty, CO Indl Dev Rev Boulder Med Cent Proj.........   8.875    01/01/17         514,780
  1,000   Bowles Metro Dist CO........................................   7.750    12/01/15       1,059,650
  2,000   Denver, CO City & Cnty Arpt Rev Ser A.......................   7.000    11/15/99       2,101,160
  7,810   Denver, CO City & Cnty Arpt Rev Ser A.......................   8.500    11/15/23       8,775,238
  4,570   Denver, CO City & Cnty Arpt Rev Ser A.......................   8.000    11/15/25       5,047,793
    740   Denver, CO City & Cnty Arpt Rev Ser A (Prerefunded @
          11/15/00)...................................................   8.500    11/15/23         840,988
    430   Denver, CO City & Cnty Arpt Rev Ser A (Prerefunded @
          11/15/00)...................................................   8.000    11/15/25         482,916
  2,200   Denver, CO City & Cnty Spl Fac Arpt Rev United Airls Proj
          Ser A.......................................................   6.875    10/01/32       2,412,960
  1,000   Edgewater, CO Redev Auth Tax Increment Rev..................   6.750    12/01/08       1,098,240
  1,320   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A (MBIA
          Insd).......................................................       *    12/15/14         531,260
  1,420   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A (MBIA
          Insd).......................................................       *    12/15/15         536,618
  1,420   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A (MBIA
          Insd).......................................................       *    12/15/16         501,558
  1,330   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A (MBIA
          Insd).......................................................       *    12/15/18         412,420
  3,690   Jefferson Cnty, CO Residential Mtg Rev......................  11.500    09/01/12       6,259,089
  5,000   Meridian Metro Dist CO Peninsular & Oriental Steam Navig Co
          Rfdg........................................................   7.500    12/01/11       5,513,750
  2,000   Northern Metro Dist CO Adams Cnty Rfdg......................   6.500    12/01/16       2,036,900
  5,000   University of CO Hosp Auth Hosp Rev Ser A (Prerefunded @
          11/15/02) (AMBAC Insd)......................................   6.400    11/15/22       5,561,000
                                                                                            --------------
                                                                                                56,216,230
                                                                                            --------------
          CONNECTICUT  1.4%
  5,005   Connecticut St Hlth & Edl Fac Auth Rev Nursing Home Pgm
          AHF/Hartford................................................   7.125    11/01/14       5,767,111
  2,530   Mashantucket Western Pequot Tribe CT Spl Rev Ser A (a)......   6.400    09/01/11       2,825,555
  2,470   Mashantucket Western Pequot Tribe CT Spl Rev Ser A
          (Prerefunded @ 09/01/07)....................................   6.400    09/01/11       2,845,835
    495   Mashantucket Western Pequot Tribe CT Spl Rev Ser A 144A --
          Private Placement (a).......................................   6.500    09/01/06         566,433
    505   Mashantucket Western Pequot Tribe CT Spl Rev Ser A 144A --
          Private Placement (a).......................................   6.500    09/01/06         566,383
  1,500   Mashantucket Western Pequot Tribe CT Spl Rev Ser B, 144A --
          Private Placement (a).......................................   5.750    09/01/27       1,535,220
                                                                                            --------------
                                                                                                14,106,537
                                                                                            --------------
          DISTRICT OF COLUMBIA  0.3%
  2,500   District of Columbia Rev Natl Pub Radio Ser A...............   7.700    01/01/23       2,750,350
                                                                                            --------------
          FLORIDA  5.1%
    430   Atlantic Beach, FL Rev Fleet Landing Proj Ser A Rfdg &
          Impt........................................................   7.500    10/01/02         451,737
    500   Atlantic Beach, FL Rev Fleet Landing Proj Ser A Rfdg &
          Impt........................................................   7.875    10/01/08         568,335
  1,565   Broward Cnty, FL Res Recovery Rev Waste Energy North Proj...   7.950    12/01/08       1,706,726
  2,045   Broward Cnty, FL Res Recovery Rev Waste Energy South Proj...   7.950    12/01/08       2,230,195
 24,000   Dade Cnty, FL Gtd Entitlement Rev Cap Apprec Ser A Rfdg
          (MBIA Insd).................................................       *    02/01/18       7,838,640
 14,465   Dade Cnty, FL Spl Oblig Cap Apprec Ser B Rfdg (AMBAC
          Insd).......................................................       *    10/01/21       4,014,616
    560   Florida St Brd Edl Cap Outlay Pub Edl Ser A Rfdg............   7.250    06/01/23         606,536
    590   Florida St Brd Edl Cap Outlay Pub Edl Ser A Rfdg
          (Prerefunded @ 06/01/00)....................................   7.250    06/01/23         645,053
  6,500   Florida St Muni Pwr Agy Rev (AMBAC Insd)....................   4.500    10/01/27       5,878,145
  2,255   Greater Orlando Aviation Auth Orlando, FL Arpt Fac Rev......   8.375    10/01/16       2,364,413

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$ 2,875   Martin Cnty, FL Indl Dev Auth Indl Dev Rev Indiantown
          Cogeneration Proj A Rfdg....................................   7.875%   12/15/25  $    3,365,101
  1,500   Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran
          Twr Rfdg....................................................   8.750    07/01/26       1,763,400
    595   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC Insd)............   6.000    10/01/16         619,669
    405   Orange Cnty, FL Tourist Dev Tax Rev (Prerefunded @ 10/01/00)
          (AMBAC Insd)................................................   6.000    10/01/16         426,080
  5,000   Saint John's River Wtr Mgmt Dist FL Land Acquisition Rev
          Rfdg (FSA Insd).............................................   5.125    07/01/16       5,023,500
  4,185   Sarasota Cnty, FL Hlth Fac Auth Rev Hlthcare
          Kobernick/Meadow Pk (Prerefunded @ 07/01/02) (b)............  10.000    07/01/22       5,222,671
  5,000   Sarasota Cnty, FL Public Hosp Brd Miles Sarasota Mem Hosp
          Proj Ser A (MBIA Insd)......................................       *    10/01/21       4,900,000
  1,000   Tampa Palms, FL Open Space & Transn Cmnty Dev Dist Rev Cap
          Impt Area 7 Proj............................................   7.500    05/01/18       1,052,730
    900   Tampa Palms, FL Open Space & Transn Cmnty Dev Dist Rev Cap
          Impt Area 7 Proj............................................   8.500    05/01/17         992,556
    670   Tampa, FL Cap Impt Pgm Rev Ser A............................   8.250    10/01/18         689,604
                                                                                            --------------
                                                                                                50,359,707
                                                                                            --------------
          GEORGIA  0.5%
  3,000   Atlanta, GA Arpt Fac Rev....................................   6.250    01/01/21       3,157,590
  1,500   Georgia Muni Elec Auth Pwr Rev Ser X (MBIA Insd)............   6.500    01/01/20       1,810,650
                                                                                            --------------
                                                                                                 4,968,240
                                                                                            --------------
          HAWAII  2.7%
  4,055   Hawaii St Arpts Sys Rev Ser 1993 (MBIA Insd)................   6.350    07/01/07       4,495,089
 14,100   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co
          (MBIA Insd).................................................   6.550    12/01/22      15,542,148
  2,350   Hawaii St Dept Tran Spl Fac Rev Continental Airls Inc.......   9.700    06/01/20       2,632,822
  1,475   Hawaii St Harbor Cap Impt Rev (FGIC Insd)...................   6.350    07/01/07       1,635,082
  1,560   Hawaii St Harbor Cap Impt Rev (FGIC Insd)...................   6.400    07/01/08       1,733,082
    500   Hawaii St Harbor Cap Impt Rev (MBIA Insd)...................   7.000    07/01/17         537,825
                                                                                            --------------
                                                                                                26,576,048
                                                                                            --------------
          ILLINOIS  11.6%
  4,425   Bedford Park, IL Tax Increment Rev Sr Lien Bedford City Sq
          Proj........................................................   9.250    02/01/12       5,107,955
  1,350   Bridgeview, IL Tax Increment Rev Rfdg.......................   9.000    01/01/11       1,566,648
  6,790   Broadview, IL Tax Increment Rev Sr Lien.....................   8.250    07/01/13       7,706,650
  1,000   Chicago, IL Gas Supply Rev Ser A............................   8.100    05/01/20       1,100,120
  1,000   Chicago, IL Metro Wtr Reclamation Dist Gtr Chicago..........   7.000    01/01/11       1,220,200
  4,000   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airls Inc...   8.500    05/01/18       4,404,040
  4,865   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airls Inc
          Ser B.......................................................   8.950    05/01/18       5,535,640
  1,945   Chicago, IL Single Family Mtg Rev Ser A (GNMA
          Collateralized).............................................   7.000    09/01/27       2,171,028
    500   Chicago, IL Tax Increment Alloc San Drain & Ship Canal Ser
          A...........................................................   7.375    01/01/05         530,715
  1,000   Chicago, IL Tax Increment Alloc San Drain & Ship Canal Ser
          A...........................................................   7.750    01/01/14       1,095,420
  1,000   Cook Cnty, IL Cmnty College Dist No 508 Chicago Ctfs Partn
          (FGIC Insd).................................................   8.750    01/01/07       1,308,650
  1,000   Crestwood, IL Tax Increment Rev Rfdg........................   7.250    12/01/08       1,069,750
  1,600   DuPage Cnty, IL Fst Presv Dist..............................   5.000    10/01/17       1,586,000
  1,200   Hodgkins, IL Tax Increment..................................   9.500    12/01/09       1,418,004
  3,300   Hodgkins, IL Tax Increment (Prerefunded @ 12/01/01).........   9.500    12/01/09       4,044,612
  1,500   Hodgkins, IL Tax Increment Ser A Rfdg.......................   7.625    12/01/13       1,650,630
  9,310   Hoffman Estates, IL Tax Increment Rev Econ Dev Proj Area
          Rfdg (AMBAC Insd)...........................................   5.000    11/15/07       9,540,609
  5,000   Hoffman Estates, IL Tax Increment Rev Econ Dev Proj Area
          Rfdg (AMBAC Insd)...........................................   5.150    11/15/08       5,135,000
  1,500   Huntley, IL Increment Alloc Rev Huntley Redev Proj Ser A....   8.500    12/01/15       1,671,660
  1,000   Illinois Dev Fin Auth Elderly Hsg Rev Libertyville Towers
          Ser A.......................................................   6.500    09/01/09       1,055,380
    605   Illinois Dev Fin Auth Rev Cmnty Fac Clinic Altgeld Proj.....   8.000    11/15/06         676,202
  1,000   Illinois Edl Fac Auth Rev Lake Forest College (FSA Insd)....   6.750    10/01/21       1,098,050
  2,575   Illinois Edl Fac Auth Rev Lewis Univ Rfdg...................   6.000    10/01/24       2,634,508
  1,000   Illinois Edl Fac Auth Rev Northwestern Univ Ser 1985
          (Prerefunded @ 12/01/01)....................................   6.900    12/01/21       1,116,420
  1,000   Illinois Edl Fac Auth Rev Peace Mem Ministries Proj.........   7.500    08/15/26       1,070,200
  2,000   Illinois Hlth Fac Auth Rev Ancilla Sys Inc Ser B (MBIA
          Insd).......................................................   5.250    07/01/22       1,986,360

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$ 3,000   Illinois Hlth Fac Auth Rev Sherman Hlth Sys (AMBAC Insd)....   5.250%   08/01/17  $    2,999,850
  4,100   Illinois Hlth Fac Auth Rev Fairview Oblig Group Proj A
          (Prerefunded @ 10/01/02)....................................   9.500    10/01/22       5,062,680
  2,000   Illinois Hlth Fac Auth Rev Fairview Oblig Group Proj B
          (Prerefunded @ 10/01/02)....................................   9.000    10/01/22       2,429,540
  1,500   Illinois Hlth Fac Auth Rev Fairview Oblig Group Ser A
          Rfdg........................................................   7.400    08/15/23       1,663,005
    505   Illinois Hlth Fac Auth Rev Glenoaks Med Cent Ser D..........   9.500    11/15/15         597,657
    425   Illinois Hlth Fac Auth Rev Glenoaks Med Cent Ser D
          (Prerefunded @ 11/15/00)....................................   9.500    11/15/15         494,220
  1,000   Illinois Hlth Fac Auth Rev IL Masonic Med Cent Ser B
          (Prerefunded @ 10/01/99)....................................   7.700    10/01/19       1,081,300
  1,000   Illinois Hlth Fac Auth Rev Mem Hosp.........................   7.250    05/01/22       1,085,190
  1,000   Illinois Hlth Fac Auth Rev Northwestern Mem Hosp............   6.750    08/15/11       1,098,450
  2,600   Illinois Hlth Fac Auth Rev Utd Med Cent (Prerefunded @
          07/01/03)...................................................   8.375    07/01/12       3,102,138
  4,850   Illinois Hsg Dev Auth Residential Mtg Rev (Inverse Fltg)....   9.319    11/28/97       5,486,563
  1,250   Mill Creek Wtr Reclamation Dist IL Sewage Rev...............   8.000    03/01/10       1,408,300
    750   Mill Creek Wtr Reclamation Dist IL Wtrwrks Rev..............   8.000    03/01/10         844,980
  1,000   Palatine, IL Tax Increment Rev Rand/Dundee Cent Proj........   7.750    01/01/17       1,049,170
  2,800   Regional Tran Auth IL Ser A (AMBAC Insd)....................   8.000    06/01/17       3,816,960
  7,500   Robbins, IL Res Recovery Rev................................   8.375    10/15/16       7,828,275
  3,000   Robbins, IL Res Recovery Rev Recreation Robbins Res Partn
          Ser B.......................................................   8.375    10/15/16       3,131,310
    820   Round Lake Beach, IL Tax Increment Rev Rfdg.................   7.200    12/01/04         891,151
    500   Round Lake Beach, IL Tax Increment Rev Rfdg.................   7.500    12/01/13         545,580
  1,575   Saint Charles, IL Indl Dev Rev Tri-City Cent Proj...........   7.500    11/01/13       1,667,122
  1,240   Southern IL Univ Rev Hsg & Aux Fac Sys Ser A (MBIA Insd)....   5.800    04/01/10       1,328,375
                                                                                            --------------
                                                                                               115,112,267
                                                                                            --------------
          INDIANA  2.4%
  1,000   East Chicago, IN Exempt Fac Inland Steel Co Proj No 14......   6.700    11/01/12       1,124,860
  2,750   Elkhart Cnty, IN Hosp Auth Rev Elkhart Genl Hosp Inc........   7.000    07/01/12       3,041,417
  1,650   Indiana Bond Bank Spl Pgm Hendricks Redev Ser B.............   6.125    02/01/17       1,785,943
  3,125   Indiana Bond Bank Spl Pgm Hendricks Redev Ser B.............   6.200    02/01/23       3,374,625
  1,000   Indiana Hlth Fac Fin Auth Rev Ancilla Sys Inc Oblig Grp
          (MBIA Insd).................................................   5.250    07/01/17       1,000,000
  7,920   Indiana St Dev Fin Auth Environmental USX Corp Proj Rfdg &
          Impt........................................................   6.250    07/15/30       8,470,757
    550   Indianapolis, IN Loc Pub Impt Bond Bank Ser D...............   6.750    02/01/14         660,924
    450   Indianapolis, IN Loc Pub Impt Bond Bank Ser D...............   6.500    02/01/22         450,770
  1,075   Marion Cnty, IN Convention & Rectl Cap Apprec Sub Lease Rent
          B (MBIA Insd) (c)...........................................       *    06/01/12         520,848
  1,000   Marion Cnty, IN Convention & Rectl Cap Apprec Sub Lease Rent
          B (MBIA Insd) (c)...........................................       *    06/01/16         382,970
  1,000   Marion Cnty, IN Hosp Auth Hosp Fac Rev......................   6.500    09/01/13       1,119,840
    140   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B....       *    06/30/11          51,145
    140   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B....       *    06/30/12          47,377
    135   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B....       *    06/30/13          42,320
    130   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B....       *    06/30/14          37,751
    130   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B....       *    06/30/15          35,003
    135   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B....       *    06/30/16          33,672
    225   Saint Joseph Cnty, IN Redev Dist Tax Increment Rev Ser B....       *    06/30/17          51,986
  1,500   Wells Cnty, IN Hosp Auth Rev Caylor-Nickel Med Cent Inc
          Rfdg........................................................   8.500    04/15/03       1,700,880
                                                                                            --------------
                                                                                                23,933,088
                                                                                            --------------
          IOWA  1.0%
  2,045   Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp Proj (FSA
          Insd).......................................................   6.000    07/01/07       2,270,830
  2,500   Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp Proj (FSA
          Insd).......................................................   5.750    07/01/17       2,660,225
  2,000   Iowa Fin Auth Multi-Family Rev Hsg Hamlet Apts Proj A Rfdg
          (GNMA Collateralized).......................................   6.150    05/01/32       2,099,760
  2,855   Muscatine, IA Elec Rev Rfdg.................................   5.000    01/01/08       2,855,371
                                                                                            --------------
                                                                                                 9,886,186
                                                                                            --------------

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          KANSAS  0.1%
$ 1,000   Newton, KS Hosp Rev Newton Hlthcare Corp Ser A..............   7.750%   11/15/24  $    1,125,060
                                                                                            --------------
          KENTUCKY  2.2%
  1,000   Bowling Green, KY Indl Dev Rev Coltec Inds Inc Rfdg.........   6.550    03/01/09       1,063,900
 10,950   Jefferson Cnty, KY Cap Projs Corp Rev Muni Multi-Lease Ser
          A...........................................................       *    08/15/14       3,519,877
  4,000   Jefferson Cnty, KY Hosp Rev Alliant Hlth Sys Proj (Inverse
          Fltg) (MBIA Insd)...........................................   8.566    10/09/08       4,780,000
  1,250   Kentucky Econ Dev Fin Auth Med Cent Rev Ashland Hosp Corp
          Ser A Rfdg & Impt (FSA Insd)................................   6.125    02/01/12       1,362,038
  1,490   Kentucky Hsg Corp Hsg Rev Ser D (FHA/VA Gtd)................   7.450    01/01/23       1,594,702
  8,000   Kentucky St Tpk Auth Res Recovery Rd Rev Ser A..............   5.000    07/01/08       8,001,040
  1,000   Kentucky St Tpk Auth Toll Rd Rev Ser A......................   5.500    07/01/07       1,005,680
                                                                                            --------------
                                                                                                21,327,237
                                                                                            --------------
          LOUISIANA  0.7%
    500   Hodge, LA Util Rev Stone Container Corp Ser 1990............   9.000    03/01/10         544,780
  1,990   Lafayette, LA Econ Dev Auth Indl Dev Rev Advanced Polymer
          Proj Ser 1985...............................................  10.000    11/15/04       2,530,185
  1,000   Lake Charles, LA Harbor & Terminal Dist Port Fac Rev
          Trunkline Rfdg..............................................   7.750    08/15/22       1,156,110
    425   Louisiana Pub Fac Auth Rev Indl Dev Beverly Enterprises Inc
          Rfdg........................................................   8.250    09/01/08         473,837
    900   Port New Orleans, LA Indl Dev Rev Avondale Inds Inc Proj
          Rfdg........................................................   8.250    06/01/04         996,030
  1,400   West Feliciana Parish, LA Pollutn Ctl Rev Gulf States Util
          Co Proj Ser A...............................................   7.500    05/01/15       1,572,718
                                                                                            --------------
                                                                                                 7,273,660
                                                                                            --------------
          MARYLAND  0.2%
  1,500   Baltimore Cnty, MD Pollutn Ctl Rev Bethlehem Steel Corp Proj
          Ser A Rfdg..................................................   7.550    06/01/17       1,672,665
                                                                                            --------------
          MASSACHUSETTS  3.6%
  1,000   Boston, MA Rev Boston City Hosp Ser A (FHA Gtd) (Prerefunded
          @ 08/15/00).................................................   7.625    02/15/21       1,105,980
  1,455   Massachusetts Edl Ln Auth Rev Edl Ln Rev Muni Forwards Issue
          E Ser A (AMBAC Insd)........................................   7.000    01/01/10       1,555,191
  4,200   Massachusetts St Hlth & Edl Fac Auth Rev New England Med
          Cent Hosp Ser G (Embedded Swap) (MBIA Insd).................   3.100    07/01/13       4,006,254
  1,000   Massachusetts St Hsg Fin Agy Multi-Family Residential Hsg
          Ser A.......................................................   8.750    08/01/08       1,022,180
  1,500   Massachusetts St Indl Fin Agy Hillcrest Edl Cent Inc Proj...   8.450    07/01/18       1,697,700
  5,000   Massachusetts St Indl Fin Agy Rev First Mtg Reeds Landing
          Proj........................................................   8.625    10/01/23       5,639,550
    980   Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth Assoc
          Proj........................................................   8.800    06/01/14       1,171,649
  1,000   Massachusetts St Indl Fin Agy Rev Wtr Treatment American
          Hingham.....................................................   6.600    12/01/15       1,088,520
  5,000   Massachusetts St Turnpike Auth Metro Ser B (MBIA Insd)......   5.125    01/01/37       4,921,200
 11,000   Massachusetts St Wtr Resources Auth Genl Ser D Rfdg (MBIA
          Insd).......................................................   5.000    08/01/24      10,762,070
  2,000   Plymouth Cnty, MA Ctfs Partn Ser A..........................   7.000    04/01/22       2,255,820
                                                                                            --------------
                                                                                                35,226,114
                                                                                            --------------
          MICHIGAN  2.9%
  1,000   Detroit, MI Area No 1 Ser A (Prerefunded @ 07/01/99)........   7.600    07/01/10       1,071,900
  3,500   Detroit, MI Downtown Dev Auth Tax Increment Rev.............   6.200    07/01/17       3,798,165
  1,000   Detroit, MI Local Dev Fin Auth Ser C........................   6.850    05/01/21       1,027,080
  2,000   Grand Traverse Cnty, MI Hosp Fin Auth Hosp Rev Munson
          Hlthcare Ser A Rfdg (AMBAC Insd)............................   6.250    07/01/12       2,167,060
  1,750   Michigan St Hosp Fin Auth Rev Mercy Hlth Svcs Ser R (AMBAC
          Insd).......................................................   5.375    08/15/26       1,764,682
  5,600   Michigan St Hsg Dev Auth Rental Hsg Rev Ser B (Embedded
          Swap) (AMBAC Insd)..........................................   4.510    04/01/04       5,625,480
 11,000   Michigan St Strategic Fd Ltd Oblig Rev Great Lakes Pulp &
          Fibre Proj (d) (e)..........................................  10.250    12/01/16       6,105,000
  4,500   Michigan St Strategic Fd Solid Waste Disp Rev Genesee Pwr
          Station Proj................................................   7.500    01/01/21       4,898,340
  1,000   Mount Clemens, MI Hsg Corp Multi-Family Rev Hsg Ser A Rfdg
          (FHA Gtd)...................................................   6.600    06/01/13       1,065,290
  1,000   Royal Oak, MI Hosp Fin Auth Hosp Rev Ser D (Prerefunded @
          01/01/01)...................................................   6.750    01/01/20       1,092,540
                                                                                            --------------
                                                                                                28,615,537
                                                                                            --------------
          MINNESOTA  0.4%
  1,000   North Saint Paul, MN Multi-Family Rev Hsg Cottages North
          Saint Paul Rfdg.............................................   9.250    02/01/22       1,076,610
  2,000   Southern MN Muni Pwr Agy Pwr Supply Sys Rev Ser A Rfdg......   5.000    01/01/16       1,955,900
  1,250   Southern MN Muni Pwr Agy Pwr Supply Sys Rev Ser C...........   5.000    01/01/17       1,217,113
                                                                                            --------------
                                                                                                 4,249,623
                                                                                            --------------

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          MISSISSIPPI  0.7%
$ 5,000   Lowndes Cnty, MS Solid Waste Disp & Pollutn Ctl Rev
          Weyerhaeuser Co Rfdg (Inverse Fltg).........................   8.290%   04/01/22  $    6,120,550
  1,155   Ridgeland, MS Urban Renewal Rev the Orchard Ltd Proj Ser A
          Rfdg........................................................   7.750    12/01/15       1,262,380
                                                                                            --------------
                                                                                                 7,382,930
                                                                                            --------------
          MISSOURI  1.6%
  2,835   Kansas City, MO Port Auth Fac Riverfront Park Proj Ser A....   5.750    10/01/06       3,039,999
  2,000   Lees Summit, MO Indl Dev Auth Hlth Fac Rev John Knox Vlg
          Proj Rfdg & Impt............................................   7.125    08/15/12       2,144,200
  1,500   Missouri St Econ Dev Export & Infrastructure Brd Med Office
          Fac Rev (MBIA Insd).........................................   7.250    06/01/04       1,733,310
  3,920   Missouri St Econ Dev Export & Infrastructure Brd Med Office
          Fac Rev (MBIA Insd).........................................   7.250    06/01/14       4,502,629
  1,000   Missouri St Hlth & Edl Fac Auth Rfdg & Impt.................   8.125    10/01/10       1,091,740
  2,165   Saint Louis Cnty, MO Indl Dev Auth Nursing Home Rev Mary
          Queen & Mother Proj Rfdg (GNMA Collateralized)..............   7.125    03/20/23       2,357,512
    880   Saint Louis, MO Tax Increment Rev Scullin Redev Area Ser
          A...........................................................  10.000    08/01/10       1,110,657
                                                                                            --------------
                                                                                                15,980,047
                                                                                            --------------
          NEBRASKA  0.7%
  1,200   Nebraska Invt Fin Auth Single Family Mtg Rev (Inverse Fltg)
          (GNMA Collateralized).......................................  11.287    09/10/30       1,354,500
    800   Nebraska Invt Fin Auth Single Family Mtg Rev (Inverse Fltg)
          (GNMA Collateralized).......................................   9.341    09/15/24         894,000
  4,400   Nebraska Invt Fin Auth Single Family Mtg Rev (Inverse Fltg)
          (GNMA Collateralized).......................................   9.913    10/17/23       4,933,500
                                                                                            --------------
                                                                                                 7,182,000
                                                                                            --------------
          NEVADA  0.7%
  4,000   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Ser A (FGIC
          Insd).......................................................   6.700    06/01/22       4,402,600
  2,300   Henderson, NV Loc Impt Dist No T-4 Ser A....................   8.500    11/01/12       2,409,319
                                                                                            --------------
                                                                                                 6,811,919
                                                                                            --------------
          NEW HAMPSHIRE  0.8%
  1,555   New Hampshire Higher Edl & Hlth Fac Auth Rev................   8.800    06/01/09       1,846,936
  2,000   New Hampshire Higher Edl & Hlth Fac Auth Rev Daniel Webster
          College Issue Rfdg..........................................   7.625    07/01/16       2,204,600
  1,000   New Hampshire Higher Edl & Hlth Fac Auth Rev New London Hosp
          Assn Proj...................................................   7.500    06/01/05       1,125,650
  1,000   New Hampshire St Business Fin Auth Elec Fac Rev Plymouth
          Cogeneration................................................   7.750    06/01/14       1,074,480
  1,000   New Hampshire St Tpk Sys Rev Ser A Rfdg (FGIC Insd).........   6.750    11/01/11       1,157,620
                                                                                            --------------
                                                                                                 7,409,286
                                                                                            --------------
          NEW JERSEY  5.1%
    400   Atlantic City, NJ Brd Edl Sch (Prerefunded @ 12/01/02)
          (AMBAC Insd)................................................   6.125    12/01/11         440,708
    250   Camden Cnty, NJ Impt Auth Lease Rev Cnty Gtd (MBIA Insd)....   6.150    10/01/14         274,133
  2,000   Camden Cnty, NJ Impt Auth Lease Rev Dockside Refrigerated...   8.400    04/01/24       2,263,540
    500   Essex Cnty, NJ Impt Auth Lease Cnty Jail Proj A (MBIA
          Insd).......................................................   5.600    12/01/16         528,170
    250   Essex Cnty, NJ Impt Auth Lease Jail & Youth House Proj
          (Prerefunded @ 12/01/04) (AMBAC Insd).......................   6.600    12/01/07         288,062
    375   Essex Cnty, NJ Impt Auth Lease Jail & Youth House Proj Rfdg
          (AMBAC Insd)................................................   5.350    12/01/24         379,935
    370   Essex Cnty, NJ Ser A1 Rfdg (AMBAC Insd).....................   5.375    09/01/10         389,580
    250   Hudson Cnty, NJ Ctfs Partn Correctional Fac Rfdg (MBIA
          Insd).......................................................   6.600    12/01/21         273,045
    250   Lacey Muni Util Auth NJ Wtr Rev (Prerefunded @ 12/01/04)
          (MBIA Insd).................................................   6.250    12/01/24         282,873
    250   Mercer Cnty, NJ Impt Auth Rev Cap Apprec....................       *    04/01/11         130,958
    250   Mercer Cnty, NJ Impt Auth Rev Ewing Brd Edl Lease Proj Rfdg
          (MBIA Insd).................................................   5.000    11/15/16         249,410
  6,130   Middlesex Cnty, NJ Util Auth Swr Rev Ser A Rfdg (MBIA
          Insd).......................................................   7.450    08/15/10       7,105,896
    500   Millburn Twp, NJ Brd Ed.....................................   5.350    07/15/12         532,855
  1,000   New Jersey Bldg Auth St Bldg Rev............................   5.000    06/15/18         979,900
    500   New Jersey Econ Dev Auth Dist Heating & Cooling Rev Trigen
          Trenton Ser A...............................................   6.200    12/01/10         529,920
  2,000   New Jersey Econ Dev Auth Holt Hauling & Warehsg Rev Ser G
          Rfdg........................................................   8.400    12/15/15       2,199,280
    300   New Jersey Econ Dev Auth Mkt Transition Fac Rev Sr Lien Ser
          A (MBIA Insd)...............................................   5.800    07/01/09         324,723
    210   New Jersey Econ Dev Auth Pollutn Ctl Rev Pub Svcs Elec & Gas
          Co Proj A (MBIA Insd).......................................   6.400    05/01/32         230,288
  1,900   New Jersey Econ Dev Auth Rev First Mtg Winchester Gardens
          Ser A.......................................................   8.500    11/01/16       2,038,909
    350   New Jersey Econ Dev Auth Rev RWJ Hlthcare Corp (FSA Insd)...   6.250    07/01/14         386,298
  1,000   New Jersey Econ Dev Auth Rev United Methodist Homes.........   7.500    07/01/20       1,115,240

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          NEW JERSEY (CONTINUED)
$ 1,000   New Jersey Econ Dev Auth Rev United Methodist Homes Oblig
          Ser A.......................................................   7.500%   07/01/25  $    1,115,240
    300   New Jersey Econ Dev Auth Wtr Fac Rev Hackensack Wtr Co Proj
          B Rfdg (MBIA Insd)..........................................   5.900    03/01/24         320,385
    490   New Jersey Hlthcare Fac Fin Auth Rev Atlantic City Med Cent
          Ser C Rfdg..................................................   6.800    07/01/11         541,146
    700   New Jersey Hlthcare Fac Fin Auth Rev Christ Hosp Group Issue
          (Connie Lee Insd)...........................................   7.000    07/01/04         802,557
    400   New Jersey Hlthcare Fac Fin Auth Rev Christ Hosp Group Issue
          (Connie Lee Insd)...........................................   7.000    07/01/06         470,296
    250   New Jersey Hlthcare Fac Fin Auth Rev Englewood Hosp & Med
          Cent........................................................   6.700    07/01/15         275,060
    250   New Jersey Hlthcare Fac Fin Auth Rev Genl Hosp Cent at
          Passaic (FSA Insd)..........................................   6.000    07/01/06         278,488
    250   New Jersey Hlthcare Fac Fin Auth Rev Genl Hosp Cent at
          Passaic (FSA Insd)..........................................   6.750    07/01/19         293,577
    400   New Jersey Hlthcare Fac Fin Auth Rev Jersey Shore Med Cent
          Rfdg (AMBAC Insd)...........................................   6.250    07/01/21         441,484
    500   New Jersey Hlthcare Fac Fin Auth Rev Southern Ocean Cnty
          Hosp Ser A..................................................   6.125    07/01/13         523,685
    400   New Jersey Sports & Exposition Auth Convention Cent Luxury
          Tax Rev Ser A Rfdg (MBIA Insd)..............................   6.250    07/01/20         436,836
    200   New Jersey St Edl Fac Auth Rev Caldwell College Ser A.......   7.250    07/01/25         217,744
    250   New Jersey St Edl Fac Auth Rev Glassboro St College Ser A
          (Prerefunded @ 07/01/01) (MBIA Insd)........................   6.700    07/01/21         275,460
    270   New Jersey St Hsg & Mtg Fin Agy Rev Home Buyer Ser K (MBIA
          Insd).......................................................   6.375    10/01/26         286,435
    500   New Jersey St Hsg & Mtg Fin Agy Rev Home Buyer Ser O (MBIA
          Insd).......................................................   6.300    10/01/23         532,445
    500   New Jersey St Hsg & Mtg Fin Agy Rev Home Buyer Ser S........   6.000    10/01/21         524,570
  3,480   New Jersey St Tpk Auth Tpk Rev Ser C Rfdg (MBIA Insd).......   6.500    01/01/16       4,138,590
 15,335   Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pub Svc Elec &
          Gas Co Proj C Rfdg (MBIA Insd) (b)..........................   6.200    08/01/30      16,987,960
    300   Union City, NJ (FSA Insd)...................................   6.375    11/01/10         351,957
    715   University Med & Dentistry NJ Ctfs Partn Ser A (MBIA
          Insd).......................................................   5.000    09/01/22         703,009
                                                                                            --------------
                                                                                                50,460,647
                                                                                            --------------
          NEW MEXICO  0.8%
  5,000   Farmington, NM Pollutn Ctl Rev Southern CA Edison Co Ser A
          Rfdg (MBIA Insd)............................................   5.875    06/01/23       5,283,950
  2,500   New Mexico St Hosp Equip Ln Council Hosp Rev San Juan Regl
          Med Cent Inc Proj (Prerefunded @ 06/01/01)..................   7.900    06/01/11       2,836,950
                                                                                            --------------
                                                                                                 8,120,900
                                                                                            --------------
          NEW YORK  13.1%
  2,805   Clifton Springs, NY Hosp & Clinic Hosp Rev Rfdg.............   8.000    01/01/20       3,104,097
  2,500   Herkimer Cnty, NY Indl Dev Agy Indl Dev Rev Burrows Paper
          Corp Recycling..............................................   8.000    01/01/09       2,610,775
  3,640   Metropolitan Tran Auth NY Commuter Fac Rev Svcs Contract Ser
          R Rfdg (c)..................................................   5.500    07/01/17       3,632,720
  5,000   Metropolitan Tran Auth NY Svcs Contract Tran Fac Ser 5
          Rfdg........................................................   7.000    07/01/12       5,469,150
  3,500   Metropolitan Tran Auth NY Svcs Contract Tran Fac Ser 7
          Rfdg........................................................   4.750    07/01/19       3,225,215
  1,500   Metropolitan Tran Auth NY Tran Fac Rev Ser G (MBIA Insd)
          (b).........................................................   5.500    07/01/15       1,500,585
  1,500   New York City Indl Dev Agy Brooklyn Navy Yard...............   5.650    10/01/28       1,519,875
  1,000   New York City Indl Dev Agy Civic Fac Marymount Manhattan
          College Proj................................................   7.000    07/01/23       1,075,820
  4,500   New York City Indl Dev Agy Spl Fac United Airls Inc Proj....   5.650    10/01/32       4,557,825
  4,100   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B.....   5.000    06/15/17       4,024,888
  5,000   New York City Ser A.........................................   7.000    08/01/07       5,804,550
  2,500   New York City Ser B.........................................   7.500    02/01/07       2,809,050
  5,000   New York City Ser C Rfdg....................................   6.500    08/01/04       5,442,700
    640   New York City Ser C SubSer C1...............................   7.500    08/01/20         726,803
  2,000   New York City Ser D Rfdg....................................   8.000    02/01/05       2,389,640
  2,200   New York City Ser E.........................................   5.700    08/01/08       2,325,224
 17,530   New York City Ser F (c).....................................   5.250    08/01/12      17,544,725
  5,000   New York St Dorm Auth Rev City Univ Ser F...................   5.500    07/01/12       5,104,600
  2,750   New York St Dorm Auth Rev Court Fac Lease Ser A.............   5.500    05/15/10       2,828,622
  2,295   New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser A........   5.750    02/15/11       2,463,660
  2,285   New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser A........   5.750    02/15/12       2,442,802
  3,400   New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser B........   5.500    08/15/17       3,476,466

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$ 2,500   New York St Energy Resh & Dev Auth Gas Fac Rev (Inverse
          Fltg).......................................................   8.406%   04/01/20  $    3,087,500
  3,000   New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn
          Union Gas Co Ser B (Inverse Fltg)...........................   9.747    07/01/26       3,918,750
  2,000   New York St Energy Resh & Dev Auth Pollutn Ctl Rev Niagara
          Mohawk Pwr Corp Ser A Rfdg (FGIC Insd)......................   7.200    07/01/29       2,303,200
  1,955   New York St Med Care Fac Fin Agy Rev Hosp & Nursing Home Mtg
          (Prerefunded @ 02/15/99) (FHA Gtd)..........................   7.250    02/15/09       2,065,888
    185   New York St Med Care Fac Fin Agy Rev Mental Hlth Svcs Fac
          Ser A.......................................................   7.750    08/15/11         207,326
  1,625   New York St Med Care Fac Fin Agy Rev Mental Hlth Svcs Fac
          Ser A (Prerefunded @ 02/15/01)..............................   7.750    08/15/11       1,827,995
    175   New York St Med Care Fac Fin Agy Rev Mental Hlth Svcs Fac
          Ser C.......................................................   7.300    02/15/21         194,549
  1,825   New York St Med Care Fac Fin Agy Rev Mental Hlth Svcs Fac
          Ser C (Prerefunded @ 08/15/01)..............................   7.300    02/15/21       2,051,446
  1,000   New York St Med Care Fac Fin Agy Rev North Genl Hosp........   7.400    02/15/19       1,059,200
  2,400   New York St Urban Dev Corp Rev Correctional Cap Fac Rfdg....   5.625    01/01/07       2,522,376
 20,500   New York St Urban Dev Corp Rev Correctional Cap Fac Ser A
          Rfdg (FSA Insd).............................................   5.250    01/01/14      21,452,020
  2,000   New York St Urban Dev Corp Rev Fac (Prerefunded @
          04/01/01)...................................................   7.500    04/01/20       2,244,720
  1,200   Port Auth NY & NJ Cons 95th Ser.............................   6.125    07/15/22       1,283,172
    500   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt
          Terminal 6 (MBIA Insd)......................................   5.750    12/01/25         522,255
  1,500   Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev..................   6.375    12/01/17       1,503,495
                                                                                            --------------
                                                                                               130,323,684
                                                                                            --------------
          NORTH CAROLINA  0.8%
  2,500   Martin Cnty, NC Indl Fac & Pollutn Ctl Fin Auth Rev Solid
          Waste Weyerhaeuser Co.......................................   5.650    12/01/23       2,538,725
  4,000   University of NC Chapel Hill Rev Utils Sys Rfdg.............       *    08/01/12       1,977,320
  4,000   University of NC Chapel Hill Rev Utils Sys Rfdg.............       *    08/01/15       1,667,080
  4,265   University of NC Chapel Hill Rev Utils Sys Rfdg.............       *    08/01/18       1,509,597
                                                                                            --------------
                                                                                                 7,692,722
                                                                                            --------------
          OHIO  2.9%
  1,250   Cleveland Cuyahoga Cnty, OH Port Auth Rev Dev Port Cleveland
          Bond Fund Ser A.............................................   5.750    05/15/20       1,250,950
    755   Cleveland Cuyahoga Cnty, OH Port Auth Rev Dev Port Cleveland
          Bond Fund Ser A.............................................   5.800    05/15/27         753,883
    500   Cleveland, OH Pkg Fac Rev Impt (Prerefunded @ 09/15/02).....   8.000    09/15/12         586,915
  1,000   Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings Hall............   7.300    11/15/23       1,074,860
    370   Fairfield, OH Econ Dev Rev Beverly Enterprises Inc Proj
          Rfdg........................................................   8.500    01/01/03         403,093
  1,750   Franklin Cnty, OH Hlthcare Friendship Vlg Dublin, OH Rfdg...   5.625    11/01/22       1,767,132
  4,000   Mahoning Cnty, OH Hosp Facs Rev Forum Hlth Oblig Group Ser A
          (MBIA Insd).................................................   5.000    11/15/25       3,894,160
  7,240   Ohio Hsg Fin Agy Single Family Mtg Rev Ser B (Inverse Fltg)
          (GNMA Collateralized).......................................   9.770    03/31/31       8,145,000
  1,000   Ohio St Air Quality Dev Auth Rev JMG Funding Ltd Partnership
          Proj Rfdg (AMBAC Insd)......................................   6.375    04/01/29       1,101,280
  1,300   Ohio St Dept Admin Svcs Ctfs Partn (AMBAC Insd).............   5.000    06/15/17       1,290,380
  1,000   Ohio St Solid Waste Rev CSC Ltd Poj.........................   8.500    08/01/22       1,058,910
  4,000   Ohio St Solid Waste Rev Republic Engineered Steels Proj.....   8.250    10/01/14       4,078,640
  2,000   Ohio St Solid Waste Rev Republic Engineered Steels Proj.....   9.000    06/01/21       2,109,960
  1,500   Sandusky Cnty, OH Hosp Fac Rev Mem Hosp Proj Rfdg...........   7.750    12/01/09       1,502,250
                                                                                            --------------
                                                                                                29,017,413
                                                                                            --------------
          OKLAHOMA  1.4%
  7,685   Grand River Dam Auth OK Rev (b).............................   5.000    06/01/12       7,684,769
  1,980   McAlester, OK Pub Wks Auth Rev Rfdg & Impt (FSA Insd).......   5.250    12/01/22       1,985,722
  2,640   Oklahoma Hsg Fin Agy Single Family Rev Mtg Class B (GNMA
          Collateralized).............................................   7.997    08/01/18       3,064,565
  1,000   Tulsa, OK Muni Arpt Tran Rev American Airls Inc.............   7.600    12/01/30       1,108,900
                                                                                            --------------
                                                                                                13,843,956
                                                                                            --------------
          OREGON  0.3%
  2,000   Oregon St Econ Dev Rev Georgia Pacific Corp.................   6.350    08/01/25       2,128,800
    475   Salem, OR Hosp Fac Auth Rev Cap Manor Inc...................   7.500    12/01/24         511,851
                                                                                            --------------
                                                                                                 2,640,651
                                                                                            --------------

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          PENNSYLVANIA  5.4%
$   500   Chartiers Vly, PA Indl & Commercial Dev Auth First Mtg
          Rev.........................................................   7.250%   12/01/11  $      519,865
  5,000   Chester Cnty, PA Hlth & Edl Fac Auth Hlth Sys Rev (AMBAC
          Insd) (b)...................................................   5.650    05/15/20       5,150,650
    150   Delaware River Port Auth PA (FGIC Insd).....................   5.500    01/01/26         155,012
  1,750   Emmaus, PA Genl Auth Rev Ser A (BIGI Insd)..................   8.150    05/15/18       1,803,427
  2,500   Emmaus, PA Genl Auth Rev Ser C (BIGI Insd)..................   7.900    05/15/18       2,610,275
  2,500   Harrisburg, PA Auth Wtr Rev (Inverse Fltg) (FGIC Insd)......       *    06/18/15       2,818,750
  1,320   Harrisburg, PA Cap Apprec Nts Ser D Rfdg....................       *    09/15/16         507,131
  1,535   Harrisburg, PA Cap Apprec Nts Ser D Rfdg....................       *    09/15/19         503,726
  1,000   Lebanon Cnty, PA Hlth Fac Auth Hlth Cent Rev United Church
          of Christ Homes Rfdg........................................   6.750    10/01/10       1,017,950
    930   Lehigh Cnty, PA Indl Dev Auth Rev Rfdg......................   8.000    08/01/12         999,080
  1,275   Luzerne Cnty, PA Indl Dev Auth First Mtg Gross Rev Rfdg.....   7.875    12/01/13       1,392,466
  1,500   McKean Cnty, PA Hosp Auth Hosp Rev Bradford Hosp Proj
          (Crossover Rfdg @ 10/01/00).................................   8.875    10/01/20       1,701,465
  2,000   McKeesport, PA Hosp Auth Rev McKeesport Hosp Proj Rfdg......   6.500    07/01/08       2,118,100
  3,000   Montgomery Cnty, PA Higher Edl & Hlth Auth Hosp Rev
          (Embedded Swap) (AMBAC Insd)................................   7.710    11/28/97       3,272,160
  1,000   Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev......   6.300    01/01/13       1,007,490
  1,000   Montgomery Cnty, PA Indl Dev Auth Rev Res Recovery..........   7.500    01/01/12       1,106,050
  7,940   Pennsylvania St Ctfs Partn Ser A Rfdg (AMBAC Insd)..........   5.000    07/01/15       7,799,224
    500   Pennsylvania St Higher Edl Fac Auth College & Univ Rev
          Hahnemann Univ Proj (Prerefunded @ 07/01/99) (MBIA Insd)....   7.200    07/01/19         533,365
  3,150   Philadelphia, PA Auth for Indl Dev Rev Coml Dev RMK Rfdg....   7.750    12/01/17       3,563,154
    685   Philadelphia, PA Hosp & Higher Edl Fac Auth Hosp Rev........   7.250    03/01/24         725,072
  5,000   Philadelphia, PA Wtr & Wstwtr Ser A (AMBAC Insd)............   5.000    08/01/15       4,967,400
  5,000   Philadelphia, PA Wtr & Wstwtr Ser A (AMBAC Insd)............   5.000    08/01/22       4,895,850
  1,450   Ridley Park, PA Hosp Auth Rev Taylor Hosp Ser A Rfdg Hosp
          Auth Rev Ser 1993A..........................................   6.000    12/01/13       1,500,648
  1,000   Scranton Lackawanna, PA Hlth & Welfare Auth Rev Allied Svcs
          Rehab Hosp Ser A............................................   7.375    07/15/08       1,112,890
    500   Scranton Lackawanna, PA Hlth & Welfare Auth Rev Moses Taylor
          Hosp Proj (Prerefunded @ 07/01/01)..........................   8.250    07/01/09         574,190
  1,000   Washington Cnty, PA Hosp Auth Rev Hosp Canonsburg Genl Hosp
          Rfdg........................................................   7.350    06/01/13       1,062,590
                                                                                            --------------
                                                                                                53,417,980
                                                                                            --------------
          RHODE ISLAND  0.5%
  2,000   Providence, RI Redev Agy Ctfs Partn Ser A...................   8.000    09/01/24       2,206,880
  2,345   Rhode Island Hsg & Mtg Fin Corp Rental Hsg Pgm Ser B (FHA
          Gtd)........................................................   7.950    10/01/30       2,473,881
    600   West Warwick, RI Ser A......................................   7.300    07/15/08         664,386
                                                                                            --------------
                                                                                                 5,345,147
                                                                                            --------------
          SOUTH CAROLINA  0.4%
  3,000   Charleston Cnty, SC Arpt Dist Rfdg (MBIA Insd)..............   4.750    07/01/15       2,911,500
  1,070   Piedmont Muni Pwr Agy SC Elec Rev...........................   5.000    01/01/25       1,000,910
                                                                                            --------------
                                                                                                 3,912,410
                                                                                            --------------
          SOUTH DAKOTA  0.1%
  1,000   South Dakota St Hlth & Edl Fac Auth Rev Huron Regl Med
          Cent........................................................   7.250    04/01/20       1,122,770
    150   South Dakota St Hlth & Edl Fac Auth Rev Sioux Vly Hosp
          (Prerefunded @ 11/01/98)....................................   7.625    11/01/13         169,535
                                                                                            --------------
                                                                                                 1,292,305
                                                                                            --------------
          TENNESSEE  0.2%
  2,000   Springfield, TN Hlth & Edl Jesse Holman Jones Hosp Proj.....   8.500    04/01/24       2,334,460
                                                                                            --------------
          TEXAS  4.9%
  1,000   Austin, TX Arpt Sys Rev Prior Lien Ser A (MBIA Insd)........   6.125    11/15/25       1,080,270
    500   Baytown, TX Pptys Mgmt & Dev Corp Ser A (FNMA
          Collateralized).............................................   6.100    08/15/21         515,030
    150   Bell Cnty, TX Hlth Fac Dev Corp Rev Hosp Proj...............   9.250    07/01/08         162,209
  2,000   Bell Cnty, TX Indl Dev Corp Solid Waste Disposal Rev (c)....   7.600    12/01/17       2,006,180
    500   Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev Saint Luke's
          Lutheran Hosp...............................................   7.000    05/01/21         630,630

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$ 1,500   Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev Saint Luke's
          Lutheran Hosp (Prerefunded @ 05/01/03)......................   7.900%   05/01/18  $    1,748,190
    337   Bexar Cnty, TX Hsg Fin Corp Rev Ser A (GNMA
          Collateralized).............................................   8.200    04/01/22         353,847
    375   Bexar Cnty, TX Hsg Fin Corp Rev Ser B (GNMA
          Collateralized).............................................   9.250    04/01/16         386,587
  1,000   Big Oaks Muni Util Dist TX Wtrwks & Sewer Sys...............   5.750    09/01/19         987,710
  1,675   Cedar Hill, TX Indpt Sch Dist Cap Apprec Rfdg...............       *    08/15/15         641,558
    625   Clear Creek, TX Indpt Sch Dist (Prerefunded @ 02/01/01).....   6.250    02/01/11         664,606
    250   Coastal Wtr Auth TX Conveyance Sys Rev (AMBAC Insd).........   6.250    12/15/17         277,778
    940   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev American
          Airls Inc...................................................   7.500    11/01/25       1,026,640
    250   El Paso, TX Hsg Auth Multi-Family Rev Ser A.................   6.250    12/01/09         264,143
    105   Galveston, TX Ppty Fin Auth Single Family Mtg Rev Ser A.....   8.500    09/01/11         114,223
    250   Guadalupe Blanco River Auth TX Indl Dev Corp Pollutn Ctl
          Rev.........................................................   6.350    07/01/22         271,708
  1,250   Harris Cnty, TX Hlth Fac Dev Corp Mem Hosp Sys Proj Rfdg....   7.125    06/01/15       1,445,300
    100   Harris Cnty, TX Hsg Fin Corp Single Family Hsg Rev 1983 Ser
          A...........................................................  10.375    07/15/14         100,476
    250   Harris Cnty, TX Muni Util Dist No 120 (Prerefunded @
          08/01/01)...................................................   8.000    08/01/14         281,417
    375   Harris Cnty, TX Sch Hlthcare Corp Sys Rev (Prerefunded @
          07/01/01)...................................................   7.100    07/01/21         417,517
    650   Houston, TX Hsg Fin Corp Single Family Mtg Rev Ser A Rfdg
          (FSA Insd)..................................................   5.950    12/01/10         678,840
  1,690   Irving, TX Indpt Sch Dist...................................       *    02/15/15         702,871
  1,250   Irving, TX Indpt Sch Dist...................................       *    02/15/17         465,750
  1,000   Irving, TX Indpt Sch Dist Cap Apprec Ser A Rfdg.............       *    02/15/18         351,780
    250   Lockhart, TX Correctional Fac Fin Corp Rev (MBIA Insd)......   6.625    04/01/12         267,200
  5,500   Lower CO Rvr Auth TX Polltn Ctl Rev Samsung Austin
          Semiconductor...............................................   6.375    04/01/27       5,225,000
    500   Mission Bend Muni Util Dist No 2 TX.........................  10.000    09/01/98         519,860
    145   Montgomery Cnty, TX Hlth Fac Dev Corp Hosp Mtg Rev Woodlands
          Med Cent Proj Rfdg (Prerefunded @ 08/15/99).................   8.850    08/15/14         157,775
  3,500   North Central TX Hlth Fac Dev Corp Rev Presbyterian Hlthcare
          Sys Ser C (Inverse Fltg) (Prerefunded @ 06/19/01) (MBIA
          Insd).......................................................   9.345    05/01/97       4,178,125
    750   Northwest Harris Cnty, TX Muni Util Dist No 23 (Prerefunded
          @ 04/01/01).................................................   8.100    10/01/15         839,737
    250   San Antonio, TX Hlth Fac Dev Corp Rev Encore Nursing Cent
          Partn.......................................................   8.250    12/01/19         280,033
    525   Sportsmans World Muni Util Dist TX Rfdg.....................   6.000    08/01/13         534,922
  1,105   Sportsmans World Muni Util Dist TX Rfdg.....................   6.000    08/01/19       1,095,696
    250   Tarrant Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg & Impt.....   7.000    05/15/28         274,323
    250   Tarrant Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg & Impt
          (Prerefunded @ 05/15/03)....................................   7.000    05/15/28         285,580
    257   Texas Genl Svcs Cmnty Partn Interests Office Bldg & Land
          Acquisition Proj............................................   7.000    08/01/09         264,194
    500   Texas Genl Svcs Cmnty Partn Interests Office Bldg & Land
          Acquisition Proj............................................   7.000    08/01/19         513,530
    500   Texas Genl Svcs Cmnty Partn Interests Office Bldg & Land
          Acquisition Proj............................................   7.000    08/01/24         513,530
    919   Texas Genl Svcs Cmnty Partn Lease Purchase Ctfs.............   7.500    02/15/13         940,610
    115   Texas Hsg Agy Single Family Mtg Rev Ser A Rfdg..............   7.150    09/01/12         122,307
  5,250   Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev Coll Ser C
          Rfdg (Inverse Fltg) (GNMA Collateralized)...................   9.612    07/31/97       6,601,875
    285   Texas St Higher Edl Brd College Sr Lien.....................   7.700    10/01/25         308,179
  4,025   Texas St Higher Edl Coordinating Brd College Student Ln.....       *    10/01/25       3,992,800
  1,000   Texas St Veterans Hsg Assist................................   6.800    12/01/10       1,077,440
  1,300   Texas St Veterans Hsg Assist (MBIA Insd)....................   6.800    12/01/23       1,394,965
  1,190   University Houston TX Univ Rev (AMBAC Insd).................   5.000    02/15/17       1,181,242
  2,250   West Side Calhoun Cnty, TX Navig Dist Solid Waste Disp Union
          Carbide Chem & Plastics.....................................   8.200    03/15/21       2,512,485
                                                                                            --------------
                                                                                                48,656,668
                                                                                            --------------
          UTAH  2.8%
  3,100   Bountiful, UT Hosp Rev South Davis Cmnty Hosp Proj..........   9.500    12/15/18       3,722,170
  1,340   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj..............   7.800    09/01/15       1,398,893
  1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj..............   8.000    09/01/20       1,054,940

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          UTAH (CONTINUED)
$ 1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj..............   7.800%   09/01/25  $    1,039,830
  1,850   Intermountain Pwr Agy UT Pwr Supply Rev Ser 86B.............   5.000    07/01/16       1,789,301
  3,650   Intermountain Pwr Agy UT Pwr Supply Rev Ser B Rfdg..........   7.750    07/01/20       3,788,116
 11,000   Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg (Embedded
          Swap).......................................................   7.190    12/03/97      12,334,190
    945   Utah St Hsg Fin Agy Single Family Mtg Sr Ser A1 (FHA Gtd)...   7.100    07/01/14       1,019,589
  1,280   Utah St Hsg Fin Agy Single Family Mtg Sr Ser A2 (FHA Gtd)...   7.200    01/01/27       1,379,866
                                                                                            --------------
                                                                                                27,526,895
                                                                                            --------------
          VIRGINIA  2.1%
  2,000   Fairfax Cnty, VA Park Auth Park Fac Rev.....................   6.625    07/15/14       2,167,700
  3,500   Fredericksburg, VA Indl Dev Auth Hosp Fac Rev (Prerefunded @
          08/15/01) (FGIC Insd).......................................   6.600    08/15/23       3,844,995
  2,080   Loudoun Cnty, VA Ctfs Partn (FSA Insd)......................   6.800    03/01/14       2,336,589
  1,000   Loudoun Cnty, VA Ctfs Partn (FSA Insd)......................   6.900    03/01/19       1,128,650
  5,000   Roanoke, VA Indl Dev Auth Hosp Rev Roanoke Mem Hosp Carilion
          Hlth Sys Ser B Rfdg (MBIA Insd) (b).........................   4.700    07/01/20       5,183,600
  1,000   Tazewell Cnty, VA Indl Dev Auth Lease Rev Tazewell Cnty Ct
          Hse Proj (MBIA Insd)........................................   5.300    01/01/22       1,009,130
  1,715   Upper Occoquan Sewage Auth VA Reg Sew Rev Rfdg (FGIC
          Insd).......................................................   5.000    07/01/21       1,680,168
  1,000   Virginia Port Auth Comwlth Port Fund Rev (Prerefunded @
          07/01/98)...................................................   8.200    07/01/08       1,041,110
  2,650   Virginia St Pub Bldg Auth Ser A.............................   5.500    08/01/16       2,782,845
                                                                                            --------------
                                                                                                21,174,787
                                                                                            --------------
          WASHINGTON  3.4%
  2,000   King Cnty, WA Ser D.........................................   5.700    12/01/10       2,206,600
  2,000   Washington St Hlthcare Fac Virginia Mason Med Cent Ser A
          Rfdg (MBIA Insd)............................................   5.125    08/15/17       1,976,720
 10,000   Washington St Pub Pwr Supply Ser A Rfdg (c).................   5.000    07/01/12       9,863,100
  1,250   Washington St Pub Pwr Supply Sys Nuclear Proj No 1 Rev (FGIC
          Insd).......................................................   7.125    07/01/16       1,556,700
  3,555   Washington St Pub Pwr Supply Sys Nuclear Proj No 1 Rev Ser C
          Rfdg (FSA Insd).............................................   5.375    07/01/15       3,603,135
  2,000   Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev
          (Prerefunded @ 01/01/01)....................................   7.625    07/01/10       2,234,040
  1,000   Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev
          (Prerefunded @ 07/01/00)....................................   7.375    07/01/12       1,096,520
  2,500   Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev Rfdg
          (Prerefunded @ 07/01/00)....................................   7.000    07/01/12       2,719,225
  3,750   Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Ser C
          Rfdg (FSA Insd).............................................   5.375    07/01/15       3,800,775
  5,000   Washington St Public Pwr Supply Series A Rfdg (c)...........   5.125    07/01/18       4,897,500
                                                                                            --------------
                                                                                                33,954,315
                                                                                            --------------
          WEST VIRGINIA  0.7%
  6,750   South Charleston, WV Indl Dev Rev Union Carbide Chem &
          Plastics Ser A..............................................   8.000    08/01/20       7,312,005
                                                                                            --------------
          WISCONSIN  1.2%
    750   Jefferson, WI Swr Sys Wtrwrks & Elec Sys Mtg Rev
          (Prerefunded @ 07/01/01)....................................   7.400    07/01/16         830,325
  1,000   Oconto Falls, WI Cmnty Dev Oconto Falls Tissue Inc Proj.....   7.750    12/01/22       1,042,600
  1,250   Southeast WI Professional Baseball Pk Dist Sales Tax Rev
          (MBIA Insd).................................................       *    12/15/21         357,013
  1,250   Southeast WI Professional Baseball Pk Dist Sales Tax Rev
          (MBIA Insd).................................................       *    12/15/22         338,825
  1,250   Southeast WI Professional Baseball Pk Dist Sales Tax Rev....       *    12/15/23         321,550
  1,000   Southeast WI Professional Baseball Pk Dist Sales Tax Rev
          (MBIA Insd).................................................       *    12/15/26         219,200
  3,500   Southeast WI Professional Baseball Pk Dist Sales Tax Rev
          (MBIA Insd).................................................       *    12/15/27         727,615
  3,500   Southeast WI Professional Baseball Pk Dist Sales Tax Rev....       *    12/15/28         690,235
  3,500   Southeast WI Professional Baseball Pk Dist Sales Tax Rev
          (MBIA Insd).................................................       *    12/15/29         654,535
  2,150   Wisconsin Hsg & Econ Dev Auth Home Ownership Rev Rfdg
          (Inverse Fltg)..............................................  10.057    10/23/97       2,424,125
    600   Wisconsin St Hlth & Edl Fac Auth Rev Hess Mem Hosp Assn.....   7.200    11/01/05         637,860
  1,000   Wisconsin St Hlth & Edl Fac Auth Rev United Lutheran Proj
          Aging Inc...................................................   8.500    03/01/19       1,044,330
  2,000   Wisconsin St Hlth & Edl Milwaukee Catholic Home Proj........   7.500    07/01/26       2,170,820
                                                                                            --------------
                                                                                                11,459,033
                                                                                            --------------
          GUAM  0.0%
    250   Guam Govt Ser A.............................................   5.750    09/01/04         253,183
                                                                                            --------------

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon    Maturity   Market Value
----------------------------------------------------------------------------------------------------------
          PUERTO RICO  0.2%
$   200   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser V Rfdg......   6.625%   07/01/12  $      220,282
    250   Puerto Rico Elec Pwr Auth Pwr Rev Ser T.....................   6.375    07/01/24         276,917
    250   Puerto Rico Elec Pwr Auth Pwr Rev Ser U Rfdg................   6.000    07/01/14         268,513
    250   Puerto Rico Elec Pwr Auth Pwr Rev Ser Z Rfdg................   5.500    07/01/14         257,455
    465   Puerto Rico Hsg Bank & Fin Agy Single Family Mtg Rev (GNMA
          Collateralized).............................................   6.250    04/01/29         491,700
    300   Puerto Rico Pub Bldgs Auth Gtd Pub Edl & Hlth Fac Ser M Rfdg
          (FSA Insd)..................................................   5.750    07/01/15         317,325
                                                                                            --------------
                                                                                                 1,832,192
                                                                                            --------------
TOTAL LONG-TERM INVESTMENTS  103.6%
  (Cost $943,198,738).....................................................................   1,027,887,582
LIABILITIES IN EXCESS OF OTHER ASSETS  (3.6%).............................................     (35,277,327)
                                                                                            --------------
NET ASSETS  100.0%........................................................................  $  992,610,255
                                                                                            ==============

*Zero coupon bond

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(b) Assets segregated as collateral for when issued or delayed delivery purchase commitments and open futures transactions.

(c) Securities purchased on a when issued or delayed delivery basis.

(d) Non-Income producing security.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

AMBAC--AMBAC Indemnity Corporation
BIGI--Bond Investor Guaranty Inc.
CAPMAC--Capital Markets Assurance Corp.
Connie Lee--Connie Lee Insurance Company
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance Inc.
MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $943,198,738).......................  $1,027,887,582
Receivables:
  Interest..................................................      17,270,804
  Investments Sold..........................................       4,902,065
  Fund Shares Sold..........................................         258,838
  Variation Margin on Futures...............................          22,912
Other.......................................................             892
                                                              --------------
      Total Assets..........................................   1,050,343,093
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      39,387,246
  Custodian Bank............................................      13,963,794
  Income Distributions......................................       2,152,003
  Distributor and Affiliates................................         995,280
  Fund Shares Repurchased...................................         450,889
  Investment Advisory Fee...................................         404,899
Accrued Expenses............................................         229,442
Trustees' Deferred Compensation and Retirement Plans........         149,285
                                                              --------------
      Total Liabilities.....................................      57,732,838
                                                              --------------
NET ASSETS..................................................  $  992,610,255
                                                              ==============
NET ASSETS CONSIST OF:
Capital.....................................................  $  925,305,676
Net Unrealized Appreciation.................................      84,570,511
Accumulated Undistributed Net Investment Income.............         535,106
Accumulated Net Realized Loss...............................     (17,801,038)
                                                              --------------
NET ASSETS..................................................  $  992,610,255
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
     net assets of $766,164,906 and 48,593,827 shares of
     beneficial interest issued and outstanding)............  $        15.77
    Maximum sales charge (4.75%* of offering price).........             .79
                                                              --------------
    Maximum offering price to public........................  $        16.56
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
     net assets of $211,166,349 and 13,395,856 shares of
     beneficial interest issued and outstanding)............  $        15.76
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
     net assets of $15,279,000 and 970,252 shares of
     beneficial interest issued and outstanding)............  $        15.75
                                                              ==============

* On sales of $100,000 or more, the sales charge will be reduced.



                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $63,871,998
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    4,721,648
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,886,256, $2,047,073 and $125,940,
  respectively).............................................    4,059,269
Shareholder Services........................................      991,321
Legal.......................................................      106,117
Custody.....................................................       71,024
Trustees' Fees and Expenses.................................       25,979
Other.......................................................      483,245
                                                              -----------
    Total Expenses..........................................   10,458,603
                                                              -----------
NET INVESTMENT INCOME.......................................  $53,413,395
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments (Including reorganization and restructuring
    costs of $126,429)......................................  $17,322,192
  Options...................................................     (575,046)
  Futures...................................................   (6,420,032)
                                                              -----------
Net Realized Gain...........................................   10,327,114
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   60,847,273
                                                              -----------
  End of the Period:
    Investments.............................................   84,688,844
    Futures.................................................     (118,333)
                                                              -----------
                                                               84,570,511
                                                              -----------
Net Unrealized Appreciation During the Period...............   23,723,238
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $34,050,352
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $87,463,747
                                                              ===========



                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1997 and 1996
--------------------------------------------------------------------------------

                                                                Year Ended          Year Ended
                                                             December 31, 1997   December 31, 1996
--------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................... $   53,413,395       $   58,599,526
Net Realized Gain...........................................     10,327,114           15,529,569
Net Unrealized Appreciation/Depreciation During the
  Period....................................................     23,723,238          (34,930,300)
                                                             --------------       --------------
Change in Net Assets from Operations........................     87,463,747           39,198,795
                                                             --------------       --------------
Distributions from Net Investment Income:
  Class A Shares............................................    (43,085,857)         (46,362,424)
  Class B Shares............................................     (9,834,294)         (10,564,184)
  Class C Shares............................................       (604,662)            (607,911)
                                                             --------------       --------------
    Total Distributions.....................................    (53,524,813)         (57,534,519)
                                                             --------------       --------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........     33,938,934          (18,335,724)
                                                             --------------       --------------
FROM CAPITAL TRANSACTIONS
Proceeds from Shares Sold...................................    535,028,913          448,529,529
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................     27,237,798           29,896,737
Cost of Shares Repurchased..................................   (619,837,342)        (511,329,514)
                                                             --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........    (57,570,631)         (32,903,248)
                                                             --------------       --------------
TOTAL DECREASE IN NET ASSETS................................    (23,631,697)         (51,238,972)
NET ASSETS:
Beginning of the Period.....................................  1,016,241,952        1,067,480,924
                                                             --------------       --------------
End of the Period (Including accumulated undistributed net
  investment income of $535,106 and $662,245,
  respectively)............................................. $  992,610,255       $1,016,241,952
                                                             ==============       ==============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                          Year Ended December 31,
                                                              -----------------------------------------------
                       Class A Shares                          1997      1996      1995      1994      1993
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $15.267   $15.549   $14.261   $16.164   $15.310
                                                              -------   -------   -------   -------   -------
  Net Investment Income.....................................     .852      .898      .874      .886      .964
  Net Realized and Unrealized Gain/Loss.....................     .500     (.298)    1.296    (1.907)     .862
                                                              -------   -------   -------   -------   -------
Total from Investment Operations............................    1.352      .600     2.170    (1.021)    1.826
Less Distributions from Net Investment Income...............     .852      .882      .882      .882      .972
                                                              -------   -------   -------   -------   -------
Net Asset Value, End of the Period..........................  $15.767   $15.267   $15.549   $14.261   $16.164
                                                              =======   =======   =======   =======   =======
Total Return (a)............................................    9.14%     4.07%    15.61%   (6.37%)    12.20%
Net Assets at End of the Period (In millions)...............  $ 766.2   $ 792.3   $ 839.7   $ 495.8   $ 597.6
Ratio of Expenses to Average Net Assets (b).................     .89%      .94%      .99%      .99%      .87%
Ratio of Net Investment Income to Average Net Assets (b)....    5.54%     5.93%     5.86%     5.93%     6.08%
Portfolio Turnover..........................................     104%       73%       61%       75%       82%

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) For the years ended December 31, 1996 and 1995, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of certain expenses was less than 0.01%. For the year ended December 31, 1993, if certain expenses had not been assumed by VKAC, the Ratios of Expenses to Average Net Assets and Net Investment Income to Average Net Assets would have been .98% and 5.97%, respectively.



                                               See Notes to Financial Statements

   The following schedule presents financial highlights for one common share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                          Year Ended December 31,
                                                              -----------------------------------------------
Class B Shares                                                 1997      1996      1995      1994      1993
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $15.267   $15.549   $14.261   $16.139   $15.308
                                                              -------   -------   -------   -------   -------
  Net Investment Income.....................................     .734      .783      .762      .780      .852
  Net Realized and Unrealized Gain/Loss.....................     .501     (.297)    1.294    (1.890)     .845
                                                              -------   -------   -------   -------   -------
Total from Investment Operations............................    1.235      .486     2.056    (1.110)    1.697
                                                              -------   -------   -------   -------   -------
Less Distributions from Net Investment Income...............     .738      .768      .768      .768      .866
                                                              -------   -------   -------   -------   -------
Net Asset Value, End of the Period..........................  $15.764   $15.267   $15.549   $14.261   $16.139
                                                              =======   =======   =======   =======   =======
Total Return (a)............................................    8.27%     3.29%    14.74%    (6.96%)   11.33%
Net Assets at End of the Period (In millions)...............  $ 211.2   $ 211.0   $ 216.6   $ 158.7   $ 168.2
Ratio of Expenses to Average Net Assets (b).................    1.65%     1.70%     1.73%     1.70%     1.65%
Ratio of Net Investment Income to Average Net Assets (b)....    4.78%     5.17%     5.09%     5.22%     5.19%
Portfolio Turnover..........................................     104%       73%       61%       75%       82%

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(b) For the years ended December 31, 1996 and 1995, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of certain expenses was less than 0.01%. For the year ended December 31, 1993, if certain expenses had not been assumed by VKAC, the Ratios of Expenses to Average Net Assets and Net Investment Income to Average Net Assets would have been 1.73% and 5.11%, respectively.



                                               See Notes to Financial Statements

   The following schedule presents financial highlights for one common share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                                   August 13, 1993
                                                                 Year Ended December 31,          (Commencement of
                                                          -------------------------------------   Distribution) to
Class C Shares                                             1997      1996      1995      1994     December 31, 1993
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period................  $15.254   $15.545   $14.262   $16.141        $15.990
                                                          -------   -------   -------   -------        -------
  Net Investment Income.................................     .730      .782      .771      .783           .300
  Net Realized and Unrealized Gain/Loss.................     .501     (.305)    1.280    (1.894)          .171
                                                          -------   -------   -------   -------        -------
Total from Investment Operations........................    1.231      .477     2.051    (1.111)          .471
                                                          -------   -------   -------   -------        -------
Less Distributions from Net Investment Income...........     .738      .768      .768      .768           .320
                                                          -------   -------   -------   -------        -------
Net Asset Value, End of the Period......................  $15.747   $15.254   $15.545   $14.262        $16.141
                                                          =======   =======   =======   =======        =======
Total Return (a)........................................    8.34%     3.16%    14.74%    (6.97%)         2.96%*
Net Assets at End of the Period (In millions)...........  $  15.3   $  12.9   $  11.2   $   3.9        $   4.1
Ratio of Expenses to Average Net Assets (b).............    1.66%     1.70%     1.72%     1.74%          1.85%
Ratio of Net Investment Income to Average Net Assets
  (b)...................................................    4.75%     5.17%     5.24%     5.19%          3.95%
Portfolio Turnover......................................     104%       73%       61%       75%            82%

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) For the years ended December 31, 1996 and 1995, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of certain expenses was less than 0.01%.

 *  Non-Annualized



                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on August 1, 1990. The distribution of the Fund's Class B and Class C shares commenced on August 24, 1992 and August 13, 1993, respectively.

       The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INCOME AND EXPENSES--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the expected life of each applicable security. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

       The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1997, the Fund had an accumulated capital loss carryforward for tax purposes of $17,738,846 which will expire between December 31, 2002 and December 31, 2003. Net realized gains or losses differ for financial reporting and tax purposes primarily as a result of the deferral of losses for tax purposes resulting from wash sale transactions and gains or losses recognized for tax purposes on open futures positions.

                               December 31, 1997
--------------------------------------------------------------------------------

       At December 31, 1997, for federal income tax purposes, cost of long-term investments is $943,204,103; the aggregate gross unrealized appreciation is $93,832,244 and the aggregate gross unrealized depreciation is $9,148,765, resulting in net unrealized appreciation of $84,683,479.

E. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

       For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 1997. The Fund designated 99.8% of the income distributions as a tax-exempt income distribution.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen American Capital Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

                                                             AVERAGE NET
                                                             ASSETS
------------------------------------------------------------------------
First $500 million..........................................  .50 of 1%
Over $500 million...........................................  .45 of 1%

       For the year ended December 31, 1997, the Fund recognized expenses of approximately $32,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

       For the year ended December 31, 1997, the Fund recognized expenses of approximately $232,300 representing Van Kampen American Capital Distributors, Inc.'s or its affiliates' (collectively "VKAC") cost of providing accounting, cash management and legal services to the Fund.

       ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended December 31, 1997, the Fund recognized expenses of approximately $649,000, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

       Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

       The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is equal to $2,500.

       At December 31, 1997, VKAC owned 6,992 Class A shares and 98 shares each of Class B and C shares.

                               December 31, 1997
--------------------------------------------------------------------------------

3. CAPITAL TRANSACTIONS

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

       At December 31, 1997, capital aggregated $708,060,131, $202,573,952 and
$14,671,593 for Classes A, B and C, respectively. For the year ended December 31, 1997, transactions were as follows:

                                                                SHARES           VALUE
------------------------------------------------------------------------------------------
Sales:
  Class A...................................................   33,152,701    $ 506,790,274
  Class B...................................................    1,551,226       23,205,097
  Class C...................................................      328,583        5,033,542
                                                              -----------    -------------
Total Sales.................................................   35,032,510    $ 535,028,913
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    1,410,217    $  21,710,873
  Class B...................................................      338,503        5,210,731
  Class C...................................................       20,537          316,194
                                                              -----------    -------------
Total Dividend Reinvestment.................................    1,769,257    $  27,237,798
                                                              ===========    =============
Repurchases:
  Class A...................................................  (37,868,614)   $(580,864,995)
  Class B...................................................   (2,313,649)     (35,527,835)
  Class C...................................................     (225,699)      (3,444,512)
                                                              -----------    -------------
Total Repurchases...........................................  (40,407,962)   ($619,837,342)
                                                              ===========    =============

                               December 31, 1997
--------------------------------------------------------------------------------

       At December 31, 1996, capital aggregated $760,254,848, $209,639,832 and
$12,761,976 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                                SHARES           VALUE
------------------------------------------------------------------------------------------
Sales:
  Class A...................................................   27,650,131    $ 418,053,766
  Class B...................................................    1,641,964       24,779,007
  Class C...................................................      375,923        5,696,756
                                                              -----------    -------------
Total Sales.................................................   29,668,018    $ 448,529,529
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    1,572,959    $  23,855,458
  Class B...................................................      375,855        5,699,914
  Class C...................................................       22,531          341,365
                                                              -----------    -------------
Total Dividend Reinvestment.................................    1,971,345    $  29,896,737
                                                              ===========    =============
Repurchases:
  Class A...................................................  (31,326,699)   $(474,926,518)
  Class B...................................................   (2,128,006)     (32,268,288)
  Class C...................................................     (272,810)      (4,134,708)
                                                              -----------    -------------
Total Repurchases...........................................  (33,727,515)   $(511,329,514)
                                                              ===========    =============

       Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                               CONTINGENT DEFERRED
                                                                  SALES CHARGE

                     YEAR OF REDEMPTION                        CLASS B     CLASS C
-----------------------------------------------------------------------------------
First.......................................................   4.00%        1.00%
Second......................................................   3.75%        None
Third.......................................................   3.50%        None
Fourth......................................................   2.50%        None
Fifth.......................................................   1.50%        None
Sixth.......................................................   1.00%        None
Seventh and Thereafter......................................   None         None

       For the year ended December 31, 1997, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $112,900 and CDSC on redeemed shares of approximately $435,200. Sales charges do not represent expenses of the Fund.

       On October 25, 1996, the Fund acquired all of the assets and liabilities of the Van Kampen American Capital Texas Tax Free Income Fund (the "TX Fund"), through a tax free reorganization approved by TX Fund shareholders on October 15, 1996. The Fund issued 605,902, 421,195 and 53,444 shares of Classes A, B

                               December 31, 1997
--------------------------------------------------------------------------------

and C valued at $9,179,415, $6,381,107 and $809,140, respectively, in exchange for TX Fund's net assets. Shares issued in connection with this reorganization are included in common share sales for the current period. Combined net assets on the day of acquisition were $1,003,018,474.

       On December 19, 1997, the Fund acquired all of the assets and liabilities of the Van Kampen American Capital New Jersey Tax Free Income Fund (the 'NJ Fund"), through a tax free reorganization approved by NJ Fund shareholders on December 18, 1997. The Fund issued 468,278, 621,329 and 62,562 shares of Classes A, B and C valued at $7,384,748, $9,798,388 and $985,356, respectively, in exchange for NJ Fund's net assets. Included in these net assets was a capital loss carryforward of $203,930 which is included in accumulated net realized gain/loss and cumulative book and tax basis differences related to expenses not yet deductible for tax purposes of $15,721 which is a component of undistributed net investment income. Shares issued in connection with this reorganization are included in common share sales for the current period. Combined net assets on the day of acquisition were $1,013,024,339.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,036,342,353 and $1,065,534,056, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

       The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising a call option contract or taking delivery of a security underlying a futures contract. In these instances the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

       Summarized below are the specific types of derivative financial instruments used by the Fund.

A. OPTION CONTRACTS--An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Fund to manage the portfolio's effective maturity and duration.

       Transactions in options for the year ended December 31, 1997, were as follows:

                                                              CONTRACTS      PREMIUM
--------------------------------------------------------------------------------------
Outstanding at December 31, 1996............................       750     $  (659,624)
Options Written and Purchased (Net).........................    47,054      (2,413,147)
Options Terminated in Closing Transactions (Net)............   (29,290)      1,569,073
Options Expired (Net).......................................   (18,514)      1,503,698
                                                               -------     -----------
Outstanding at December 31, 1997............................       -0-     $       -0-
                                                               =======     ===========

                               December 31, 1997
--------------------------------------------------------------------------------

B. FUTURES CONTRACTS--A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

       Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

       Transactions in futures contracts for the year ended December 31, 1997, were as follows:

                                                             CONTRACTS
----------------------------------------------------------------------
Outstanding at December 31, 1996............................      251
Futures Opened..............................................   36,006
Futures Closed..............................................  (36,146)
                                                              -------
Outstanding at December 31, 1997............................      111
                                                              =======

       The futures contracts outstanding at December 31, 1997, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                          UNREALIZED
                                                                       APPRECIATION/
                                                            CONTRACTS   DEPRECIATION
------------------------------------------------------------------------------------
Long Contracts -- U.S. Treasury Bond Futures
  March 1998
  (Current notional value $120,469 per contract)............      36       $  41,334
Short Contracts -- Municipal Bond Index Futures
  March 1998 (Current notional value $123,125 per
     contract)..............................................      75        (159,668)
                                                              ------       ---------
                                                                 111       $(118,333)
                                                              ======       =========

C. INDEXED SECURITIES--These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

       An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio.

       An Embedded Swap security includes a swap component such that the fixed coupon component of the underlying bond is adjusted by the difference between the securities fixed swap rate and the floating swap index. These instruments are typically used by the Fund to enhance the yield of the portfolio.

                               December 31, 1997
--------------------------------------------------------------------------------

6. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

       Annual fees under the Plans of up to .25% for Class A net assets and 1.00% each for Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1997, are payments retained by VKAC of approximately $1,464,900.

                      STATEMENT OF ADDITIONAL INFORMATION

      VAN KAMPEN AMERICAN CAPITAL INTERMEDIATE TERM MUNICIPAL INCOME FUND

  Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund"), formerly known as Van Kampen American Capital Limited Term Municipal Income Fund, seeks to provide high current income exempt from federal income taxes consistent with preservation of capital. The Fund attempts to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of tax-exempt municipal securities rated investment grade at the time of investment. There is no assurance that the Fund will achieve its investment objective. The Fund is a separate series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust").


  This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated April 30, 1998 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60187 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

                               TABLE OF CONTENTS


The Fund and the Trust......................................   B-2
Investment Policies and Restrictions........................   B-2
Additional Investment Considerations........................   B-4
Description of Municipal Securities Ratings.................   B-13
Trustees and Officers.......................................   B-19
Investment Advisory and Other Services......................   B-30
Custodian and Independent Accountants.......................   B-32
Portfolio Transactions and Brokerage Allocation.............   B-32
Tax Status of the Fund......................................   B-33
The Distributor.............................................   B-33
Distribution and Service Plans..............................   B-33
Transfer Agent..............................................   B-34
Legal Counsel...............................................   B-34
Performance Information.....................................   B-34
Report of Independent Accountants...........................   B-37
Financial Statements........................................   B-38
Notes to Financial Statements...............................   B-47



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1998.

                             THE FUND AND THE TRUST


  Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund") is a separate series of the Trust, an open-end diversified management investment company. At present, the Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital California Insured Tax Free Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund and Van Kampen American Capital New York Tax Free Income Fund have been organized as series of the Trust and have commenced investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have been organized as series of the Trust but have not commenced investment operations. Other series may be organized and offered in the future.


  The Trust is an unincorporated business trust established under the laws of the state of Delaware by an Agreement and Declaration of Trust dated as of May 10, 1995 (the "Declaration of Trust"). The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. The Trust can issue an unlimited number of shares, $0.01 per share (prior to July 31, 1995, the shares had no par value). Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability. The Fund was originally organized under the name Van Kampen Merritt Limited Term Municipal Income Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust on July 31, 1995 as Van Kampen American Capital Limited Term Municipal Income Fund and was renamed Van Kampen American Capital Intermediate Term Municipal Income Fund as of January 26, 1996.

  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series present at a meeting of shareholders (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

  Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objective and Policies." There can be no assurance that the Fund will achieve its investment objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

   1. With respect to 75% of its total assets, purchase any securities (other than obligations guaranteed by the United States Government or by its agencies or instrumentalities), if, as a result, more than 5% of the

      Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer or, if, as a result, the Fund would hold more than 10% of the outstanding voting securities of an issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   2. Invest more than 25% of its assets in a single industry; however, as described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal securities market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge, or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into when issued and delayed delivery transactions as described in the Prospectus.

   4. Make loans of money or property, except to the extent the obligations the Fund may invest in are considered to be loans and except to the extent that the Fund may lend money or property in connection with maintenance of the value of or the Fund's interest with respect to the securities owned by the Fund.

   5. Buy any securities "on margin." Neither the deposit of initial or maintenance margin in connection with Strategic Transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

   6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except in connection with Strategic Transactions in accordance with the requirements of the SEC and the Commodity Futures Trading Commission.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

   8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

  10. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

  11. Purchase or sell real estate, commodities or commodity contracts, except to the extent that the securities that the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.

  The Fund may not change any of these investment restrictions nor any other fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund may have annual portfolio turnover rates in excess of 100%. Portfolio turnover will be calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less will be excluded from such calculation.

  Under current market conditions, the Fund anticipates that it will limit the dollar-weighted average life of its portfolio to between three and ten years. There is no limitation with respect to the anticipated life or stated maturity of individual municipal securities in the Fund's portfolio. The weighted average life of a security is generally a measure of the anticipated period until the principal amount of the obligation is repaid, taking into account such factors as scheduled amortization, anticipated prepayments, put, call or redemption features and market conditions.

  The Fund does not intend to lend its portfolio securities.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

MUNICIPAL SECURITIES

  Municipal securities include long-term obligations, which are often called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax-exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed.

  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities of entities used to finance the acquisition of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. A risk exists that the municipality will not, or will be unable to, appropriate money in the future in the event of political changes, changes in the economic viability of the project, general economic changes or for other reasons. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by an assignment of the lessee's interest in the leased property, management and/or disposition of the property in the event of foreclosure could be costly, time consuming and result in unsatisfactory recoupment of the Fund's original investment. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled,
(b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation. The Fund will invest in lease obligations which contain non-appropriation clauses only if such obligations are rated investment grade, at the time of investment.

  Also included in the term municipal securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.

  The Fund also may invest up to 15% of its total assets in derivative variable rate municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. Such derivative variable rate municipal securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative municipal securities whose rates vary inversely with changes in market rates of interest in response to such changes in market rates generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. In addition, the Fund may invest in derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Fund may engage.


  The Fund may also acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.


  Although the Fund will invest at least 65% of its total assets in municipal securities rated investment grade at the time of investment, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. Further, in connection with the working out or restructuring of a defaulted security, the Fund may acquire additional securities of the issuer, the acquisition of which may be deemed to be a loan of money or property. Such additional securities should be considered speculative with respect to the capacity to pay interest or repay principal in accordance with their terms.


  The Fund may invest the remainder of its total assets in lower grade municipal securities. The amount of available information about the financial condition of municipal securities issuers is generally less extensive than that for corporate issuers with publicly traded securities and the market for municipal securities is considered to be generally less liquid than the market for corporate debt obligations. Liquidity relates to the ability of a Fund to sell a security in a timely manner at a price which reflects the value of that security. As discussed below, the market for lower grade municipal securities is considered generally to be less liquid than the market for investment grade municipal securities. Further, municipal securities in which the Fund may invest include special obligation bonds, lease obligations, participation certificates and variable rate instruments. The market for such securities may be particularly less liquid. The relative illiquidity of some of the Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a price which reflects the value of such security in the Adviser's judgment. Although the issuer of some such municipal securities may be obligated to redeem such securities at face value, such redemption could result in capital losses to the Fund to the extent that such municipal securities were purchased by the Fund at a premium to face value. The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of higher grade, more liquid securities.

  The Fund's net asset value will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the Fund's net asset value can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities can be expected to decline. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty.

  The Adviser values the Fund's investments pursuant to guidelines adopted and periodically reviewed by the Board of Trustees. To the extent that there is no established retail market for some of the securities in which the Fund may invest, there may be relatively inactive trading in such securities and the ability of the Adviser to accurately value such securities may be adversely affected. During periods of reduced market liquidity and in the absence of readily available market quotations for securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. To the extent that the Fund invests in illiquid securities and securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities are particularly difficult to dispose of.

  Lower grade municipal securities generally involve greater credit risk than higher grade municipal securities. A general economic downturn or a significant increase in interest rates could severely disrupt the market for lower grade municipal securities and adversely affect the market value of such securities. In addition, in such circumstances, the ability of issuers of lower grade municipal securities to repay principal and to pay interest, to meet projected financial goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the lower grade municipal securities in the Fund's portfolio and thus the Fund's net asset value. The secondary market prices of lower grade municipal securities are less sensitive to changes in interest rates than are those for higher rated municipal securities, but are more sensitive to adverse economic changes or individual issuer developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of lower grade municipal securities.

  Yields on the Fund's portfolio securities can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of the market prices of the lower grade municipal securities in the Fund's portfolio and thus in the net asset value of the Fund. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of interest or a repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional capital with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Recent and proposed legislation may have an adverse impact on the market for lower grade municipal securities. Recent legislation requires federally-insured savings and loan associations to divest their investments in lower grade bonds. Other legislation has been proposed which, if enacted, could have an adverse impact on the market for lower grade municipal securities.


  The Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Adviser also may consider, although it does not rely primarily on, the credit ratings of Standard and Poor's Ratings Group ("S&P"), Moody's Investor Service, Inc. ("Moody's") or another nationally recognized statistical rating organization ("NRSRO") in evaluating municipal securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser continuously monitors the issuers of municipal securities held in the Fund's portfolio.


  Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Adviser will be required to determine the relative investment quality of many of the municipal securities in the Fund's portfolio. Further, because the Fund may invest in lower grade municipal securities, achievement by the Fund of its investment objective may be more dependent upon the Adviser's investment analysis than would be the case if the Fund were investing exclusively in higher grade municipal securities. The relative lack of financial information available with respect to issuers of municipal securities may adversely affect the Adviser's ability to successfully conduct the required investment analysis.

  The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933, as amended, that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid. The Fund's policy with respect to investment in illiquid and restricted securities is not a fundamental policy and may be changed by the Board of Trustees, in consultation with the adviser, without obtaining shareholder approval.

STRATEGIC TRANSACTIONS

  The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

  GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options typically
have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from Standard & Poors Ratings Group ("S&P") or "P-1" from Moody's Investors Service, Inc. ("Moody's") or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. In the event of exercise of a call option sold by the Fund with respect to securities not owned by the Fund, the Fund may be required to acquire the underlying security at a disadvantageous price in order to satisfy its obligation with respect to the call option.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's net assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Certain state securities laws to which the Fund may be subject may further restrict the Fund's ability to engage in transactions in futures contracts and related options. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the

Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities equal to the exercise price.

  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index- based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group ("S&P") rating symbols and their meanings (as published by S&P) follows:

     1. Debt

          A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

          The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        The ratings are based, in varying degrees, on the following considerations:

        1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        2. Nature of and provisions of the obligation;

        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


    AAA         Debt rated 'AAA' has the highest rating assigned by S&P.
                Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

    BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

    BB, B       Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as
    CCC, CC, C  having significant speculative characteristics with respect to capacity to pay interest and repay principal. 'BB'
                indicates the least degree of speculation and 'C' the
                highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large
                uncertainties or large exposures to adverse conditions.

    BB Debt rated 'BB' has less vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties of exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

    B           Debt rated 'B' is more vulnerable to default than debt rated
                "B" but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

    CCC Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

    CC Debt rating 'CC' is currently highly vulnerable to nonpayment. The rating 'CC' is also used for debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

    C The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating.

    CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

                PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    C The letter 'c' indicates that the holders option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

    I The letter 'i' indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.

    L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

    P The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

                * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND
                ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obliger but do not take into account currency exchange and related uncertainties.

      BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," and "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

     2. MUNICIPAL NOTES

       A S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

       The following criteria will be used in making that assessment.

                -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

                -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

                Note rating symbols are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus
                (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3        Speculative capacity to pay principal and interest.

     3. COMMERCIAL PAPER

       A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

       Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1.'

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information or based on other information.

VARIABLE RATE DEMAND BONDS

  S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, 'AAA/A-1') or if the nominal maturity is short, a rating of 'SP-1+/AAA' is assigned.

  MOODY'S INVESTORS SERVICE--A brief description of the applicable Moody's Investors Service ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

     1. LONG-TERM MUNICIPAL BONDS

    AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.
                Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CON (..)    Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated
                conditionally and designated with the prefix "Con" followed by the rating in parentheses. These are bonds secured by:
                (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals
                which begin when facilities are completed, or (d) payments to which some other limiting condition attaches the
                parenthetical rating denotes probable credit stature upon
                completion of construction or elimination of basis of
                condition.

    (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

    NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

     2. SHORT-TERM EXEMPT NOTES

       Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

       Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

       MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

       MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

       MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

       MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

       SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

     3. TAX-EXEMPT COMMERCIAL PAPER

       Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Obligations relying upon support mechanisms such as letters-of-credit and bonds of Indemnity are excluded unless explicitly rated.

       Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

        Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         - Leading market positions in well established industries.

         - High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earning coverage of fixed financial charges and high internal cash generation.

         - Well established access to a range of financial markets and assured sources of alternate liquidity.

        Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

        Issuers rated Not Prime do not fall within any of the Prime rating categories.


                             TRUSTEES AND OFFICERS



     The tables below list the trustees and officers of the Fund and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor"), Van Kampen American Capital Advisors Corp., Van Kampen Merritt Equity Advisors Corp., Van Kampen American Capital Insurance Agency of Illinois, Inc., VK/AC System, Inc., Van Kampen American Capital Record Keeping Services, Inc., American Capital Contractual Services, Inc., Van Kampen American Capital Trust Company, Van Kampen American Capital Exchange Corporation, and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisers (excluding the Van Kampen American Capital Exchange Fund).


                                    TRUSTEES

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee/Director of each of the
                                            funds in the Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Richard M. DeMartini*.....................  President and Chief Operating Officer, Individual Asset
Two World Trade Center                      Management Group, a division of Morgan Stanley Dean
66th Floor                                  Witter & Co. Mr. DeMartini is a Director of InterCapital
New York, NY 10048                          Funds, Dean Witter Distributors, Inc. and Dean Witter
Date of Birth: 10/12/52                     Trust Company. Trustee of the TCW/DW Funds. Director of
                                            the National Healthcare Resources, Inc. Formerly Vice
                                            Chairman of the Board of the National Association of
                                            Securities Dealers, Inc. and Chairman of the Board of the
                                            Nasdaq Stock Market, Inc. Trustee/Director of each of the
                                            funds in the Fund Complex.
Linda Hutton Heagy........................  Managing Partner of Heidrick & Stuggles, an executive
Sears Tower                                 search firm. Prior to 1997, Partner, Ray & Berndtson,
233 South Wacker Drive                      Inc., an executive recruiting and management consulting
Suite 7000                                  firm. Formerly, Executive Vice President of ABN AMRO,
Chicago, IL 60606                           N.A., a Dutch bank holding company. Prior to 1992,
Date of Birth: 06/03/48                     Executive Vice President of La Salle National Bank.
                                            Trustee on the University of Chicago Hospitals Board, The
                                            International House Board and the Women's Board of the
                                            University of Chicago. Trustee/Director of each of the
                                            funds in the Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation.
                                            Trustee/Director of each of the funds in the Fund
                                            Complex.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee/Director of each of
                                            the funds in the Fund Complex.
Don G. Powell*............................  Chairman and a Director of VKAC. Chairman and a Director
2800 Post Oak Blvd.                         of the Advisers and the Distributor. Chairman and a
Houston, TX 77056                           Director of ACCESS. Director or officer of certain other
Date of Birth: 10/19/39                     subsidiaries of VKAC. Chairman of the Board of Governors
                                            and the Executive Committee of the Investment Company
                                            Institute. Prior to November 1996, President, Chief
                                            Executive Officer and a Director of VKAC Holding.
                                            Trustee/Director of funds in the Fund Complex advised by
                                            Advisory Corp. and prior to July 1996, President, Chief
                                            Executive Officer and a Trustee of the funds in the Fund
                                            Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Phillip B. Rooney.........................  Vice Chairman and Director of The ServiceMaster Company,
One ServiceMaster Way                       a business and consumer service company. Director of
Downers Grove, IL 60515                     Illinois Tool Works, Inc., a manufacturing company; the
Date of Birth: 07/08/44                     Urban Shopping Centers Inc., a retail mall management
                                            company; and Stone Container Corp., a paper manufacturing
                                            company. Trustee, University of Notre Dame. Formerly,
                                            President and Chief Executive Officer, Waste Management,
                                            Inc., an environmental services company, and prior to
                                            that President and Chief Operating Officer, Waste
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex.

Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee/Director of each of the
                                            funds in the Fund Complex.

Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, and other open-end and closed-end funds advised
Date of Birth: 08/22/39                     by the Advisers or Van Kampen American Capital
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex, and other open-end and closed-end funds
                                            advised by the Advisers or Van Kampen American Capital
                                            Management, Inc.


---------------

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund. Messrs. DeMartini and Powell are interested persons of the Fund and the Advisers by reason of their position with Morgan Stanley Dean Witter & Co. and its affiliates.

                                    OFFICERS

     Messrs. McDonnell, Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Dennis J. McDonnell.........  President                     Executive Vice President and a Director of
  Date of Birth: 05/20/42                                   VKAC and VK/AC Holding, Inc. President,
                                                            Chief Operating Officer and a Director of
                                                            the Advisers, Van Kampen American Capital
                                                            Advisors, Inc., and Van Kampen American
                                                            Capital Management, Inc. President and a
                                                            Director of Van Kampen Merritt Equity
                                                            Advisors Corp. Prior to April of 1997, he
                                                            was a Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Prior to September of 1996,
                                                            Mr. McDonnell was Chief Executive Officer
                                                            and Director of MCM Group, Inc., McCarthy,
                                                            Crisanti & Maffei, Inc. and Chairman and
                                                            Director of MCM Asia Pacific Company,
                                                            Limited and MCM (Europe) Limited. Prior to
                                                            November 1996, Executive Vice President and
                                                            a Director of VKAC Holding. Prior to July
                                                            of 1996, Mr. McDonnell was President, Chief
                                                            Operating Officer and Trustee of VSM Inc.
                                                            and VCJ Inc. President of each of the funds
                                                            in the Fund Complex. President, Chairman of
                                                            the Board and Trustee of other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 06/25/56                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Prior to July of 1996, Mr.
                                                            Hegel was a Director of VSM Inc. Prior to
                                                            September of 1996, he was a Director of
                                                            McCarthy, Crisanti & Maffei, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel,
  Date of Birth: 07/29/53                                   Secretary and Director of VKAC and VK/AC
                                                            Holding, Inc. Mr. Nyberg is also Executive
                                                            Vice President, General Counsel and a
                                                            Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Executive Vice President,
                                                            General Counsel, Assistant Secretary and a
                                                            Director of the Advisers and the
                                                            Distributor, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Management, Inc., Van Kampen American
                                                            Capital Exchange Corporation, American
                                                            Capital Contractual Services, Inc. and Van
                                                            Kampen American Capital Trust Company.
                                                            Executive Vice President, General Counsel
                                                            and Assistant Secretary of ACCESS. Director
                                                            or officer of certain other subsidiaries of
                                                            VKAC. Prior to June of 1997, Director of
                                                            ICI Mutual Insurance Co., a provider of
                                                            insurance to members of the Investment
                                                            Company Institute. Prior to April of 1997,
                                                            he was Executive Vice President, General
                                                            Counsel and Director of Van Kampen Merritt
                                                            Equity Advisors Corp. Prior to July of
                                                            1996, Mr. Nyberg was Executive Vice
                                                            President and General Counsel of VSM Inc.
                                                            and Executive Vice President and General
                                                            Counsel of VCJ Inc. Prior to September of
                                                            1996, he was General Counsel of McCarthy,
                                                            Crisanti & Maffei, Inc. Vice President and
                                                            Secretary of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 04/20/42                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Vice President of each of
                                                            the funds in the Fund Complex and certain
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President and Director of
  Date of Birth: 11/10/44                                   VKAC, and VK/AC Holding Inc. Executive Vice
                                                            President of the AC Adviser and the
                                                            Distributor. President and a Director of
                                                            ACCESS. President and Chief Operating
                                                            Officer of Van Kampen American Capital
                                                            Record Keeping Services, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers and
  Date of Birth: 01/11/56     Financial Officer             Van Kampen American Capital Management,
                                                            Inc. Vice President and Chief Financial
                                                            Officer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.

Nicholas Dalmaso............  Assistant Secretary           Associate General Counsel and Assistant
  Date of Birth: 03/01/65                                   Secretary of VKAC. Vice President,
                                                            Associate General Counsel and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            Van Kampen American Capital Advisors, Inc.
                                                            and Van Kampen American Capital Management,
                                                            Inc. Assistant Secretary of each of the
                                                            funds in the Fund Complex and other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Vice President and a Senior Attorney of
  Date of Birth: 11/15/63                                   VKAC. Vice President and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            ACCESS, Van Kampen American Capital
                                                            Management, Inc., American Capital
                                                            Contractual Services, Inc., Van Kampen
                                                            American Capital Exchange Corporation and
                                                            Van Kampen American Capital Advisors, Inc.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC and
                                                            VKAC Holding, Inc. Senior Vice President,
                                                            Deputy General Counsel and Secretary of the
                                                            Advisers, the Distributor, ACCESS American
                                                            Capital Contractual Services, Inc., Van
                                                            Kampen American Capital Management, Inc.,
                                                            Van Kampen American Capital Exchange
                                                            Corporation, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Insurance Agency of Illinois, Inc., VKAC
                                                            System, Inc., Van Kampen American Capital
                                                            Record Keeping Services, Inc. and Van
                                                            Kampen Merritt Equity Advisors Corp. Prior
                                                            to April of 1997, Senior Vice President,
                                                            Deputy General Counsel and Secretary of Van
                                                            Kampen American Capital Services, Inc. and
                                                            Van Kampen Merritt Holdings Corp. Prior to
                                                            September of 1996, Mr. Martin was Deputy
                                                            General Counsel and Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc., and prior to July
                                                            of 1996, he was Senior Vice President,
                                                            Deputy General Counsel and Secretary of VSM
                                                            Inc. and VCJ Inc. Assistant Secretary of
                                                            each of the funds in the Fund Complex and
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.
Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers, the Distributor, Van Kampen
                                                            American Capital Management, Inc. and Van
                                                            Kampen American Capital Advisors, Inc.
                                                            Prior to September of 1996, Mr. Wetherell
                                                            was Assistant Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.
Steven M. Hill..............  Assistant Treasurer           Vice President of the Advisers. Assistant
  Date of Birth: 10/16/64                                   Treasurer of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.
Michael Robert Sullivan.....  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.


     Each trustee/director holds the same position with each of the funds in the Fund Complex. As of the date of this Statement of Additional Information, there are 64 operating funds in the Fund Complex. For purposes of the following compensation and benefits discussion, the Fund Complex is divided into the following three groups: the funds advised by Asset Management (the "AC Funds"), the funds advised by Advisory Corp. excluding funds organized as series of the Morgan Stanley Fund, Inc. (the "VK Funds") and the funds advised by Advisory Corp. organized as series of the Morgan Stanley Fund, Inc. (the "MS Funds"). Each trustee/director who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan

Stanley Dean Witter & Co. (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees/directors to defer receipt of their compensation and earn a return on such deferred amounts. Deferring compensation has the economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.


     The trustees recently reviewed and adopted a standardized compensation and benefits program for each fund in the Fund Complex. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes an annual retainer in an amount equal to $50,000 per calendar year, due in four quarterly installments on the first business day of each quarter. Payment of the annual retainer is allocated among the funds in the Fund Complex (except the money market series of the MS Funds) on the basis of the relative net assets of each fund as of the last business day of the preceding calendar quarter. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes a per meeting fee from each fund in the Fund Complex (except the money market series of the MS Funds) in the amount of $200 per quarterly or special meeting attended by the Non-Affiliated Trustee, due on the date of the meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     For each AC Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the AC Funds includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     For each VK Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from each VK Fund includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     For the period from July 2, 1997 up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the MS Funds was based generally on the compensation amounts and methodology used by such funds prior to their joining the current Fund Complex on July 2, 1997. Each trustee/director was elected as a director of the MS Funds on July 2, 1997. Prior to July 2, 1997, the MS Funds were part of another fund complex (the "Prior Complex") and the former directors of the MS Funds were paid an aggregate fee allocated among the funds in the Prior Complex that resulted in individual directors receiving total compensation between approximately $8,000 to $10,000 from the MS Funds during such funds' last fiscal year.

     Under the deferred compensation plan, each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



     Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from such Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such retirement from such Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from such Fund. Each trustee/director has served as a member of the Board of Trustees of the Fund since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.


     Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.

                               COMPENSATION TABLE


                                                                                           FUND COMPLEX
                                                                    ----------------------------------------------------------
                                                                         AGGREGATE            AGGREGATE             TOTAL
                         YEAR FIRST                                     PENSION OR        ESTIMATED MAXIMUM     COMPENSATION
                        APPOINTED OR      AGGREGATE COMPENSATION    RETIREMENT BENEFITS    ANNUAL BENEFITS     BEFORE DEFERRAL
                       ELECTED TO THE    BEFORE DEFERRAL FROM THE   ACCRUED AS PART OF    FROM THE FUND UPON      FROM FUND
       NAME(1)              BOARD                FUND(2)                EXPENSES(3)         RETIREMENT(4)        COMPLEX(5)
       -------         --------------    ------------------------   -------------------   ------------------   ---------------
J. Miles Branagan           1991                  $3,000                  $30,328              $60,000            $111,197
Linda Hutton Heagy          1995                   3,000                    3,141               60,000             111,197
R. Craig Kennedy            1995                   3,000                    2,229               60,000             111,197
Jack E. Nelson              1995                   3,000                   15,820               60,000             104,322
Jerome L. Robinson*         1995                   3,000                   32,020               15,750             107,947
Phillip B. Rooney**         1997                   2,250                        0               60,000              74,697
Dr. Fernando Sisto          1973                   3,000                   60,208               60,000             111,197
Wayne W. Whalen             1995                   3,000                   10,788               60,000             111,197


---------------

 *  Mr. Robinson retired from the Board of Trustees on December 31, 1997.



** Mr. Phillip B. Rooney became a member of the Board of Trustees effective April 14, 1997 and thus does not have a full fiscal year of information to report.



(1) Messrs. DeMartini, McDonnell and Powell, trustees of the Fund during all or a portion of the Fund's last fiscal year, are not included in the compensation table because they are not eligible for compensation or retirement benefits from the Fund. Mr. McDonnell resigned as a Trustee of the Fund, effective May 31, 1997.



(2) The amounts shown in this column represent the Aggregate Compensation before Deferral with respect to the Fund's fiscal year ended December 31, 1997. The detail of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. The details of amounts deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The details of cumulative deferred compensation (including interest) owed to current Trustees for each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.


(3) The amounts shown in this column represent the sum of the retirement benefits expected to be accrued by the operating investment companies in the Fund Complex for their respective fiscal years ended in 1997. The retirement plan is described above the Compensation Table.


(4) For Mr. Robinson, this is the sum of the actual annual benefits payable by the operating investment companies in the Fund Complex as of the date of their retirement for each year of the 10-year period since such trustee's retirement. For the remaining trustees, this is the sum of the estimated maximum annual benefits payable by the operating investment companies in the Fund Complex for each year of the 10-year period commencing in the year of such trustee's anticipated retirement. The Retirement Plan is described above the Compensation Table. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table D below.



(5) The amounts shown in this column represent the aggregate compensation paid by all operating investment companies in the Fund Complex as of December 31, 1997 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1997. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Mr. Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $268,447 during the calendar year ended December 31, 1997.



  As of April 2, 1998, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

                                                                         TABLE A

           1997 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES



                                                                                       TRUSTEE
                                           FISCAL    ----------------------------------------------------------------------------
                FUND NAME                 YEAR-END   BRANAGAN   HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY   SISTO    WHALEN
                ---------                 --------   --------   -----    -------   ------    --------   ------   -----    ------
 Insured Tax Free Income Fund............  12/31     $ 3,000    $3,000   $3,000    $ 3,000    $3,000    $2,250   $3,000   $ 3,000
 Tax Free High Income Fund...............  12/31       3,000     3,000    3,000      3,000     3,000     2,250    3,000     3,000
 California Insured Tax Free Income
   Fund..................................  12/31       3,000     3,000    3,000      3,000     3,000     2,250    3,000     3,000
 Municipal Income Fund*..................  12/31       4,125     4,125    4,125      4,125     4,125     3,250    4,125     4,125
 Intermediate Term Municipal Income
   Fund..................................  12/31       3,000     3,000    3,000      3,000     3,000     2,250    3,000     3,000
 Florida Insured Tax Free Income Fund....  12/31       3,000     3,000    3,000      3,000     3,000     2,250    3,000     3,000
 New York Tax Free Income Fund...........  12/31       1,125     1,125    1,125      1,125     1,125     1,000    1,125     1,125
   Trust Total...........................             20,250    20,250   20,250     20,250    20,250    15,500   20,250    20,250



 *Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which was merged into the Municipal Income Fund in November 1997.


                                                                         TABLE B


      1997 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES





                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund........   12/31     $ 3,000    $ 3,000   $ 1,500   $ 3,000   $ 3,000    $ 1,500   $ 1,500   $ 3,000
 Tax Free High Income Fund...........   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 California Insured Tax Free Fund....   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 Municipal Income Fund...............   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 Intermediate Term Municipal Income
   Fund..............................   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 Florida Insured Tax Free Income
   Fund..............................   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 New York Tax Free Income Fund.......   12/31       1,125      1,125       563     1,125     1,125        875       563     1,125
 New Jersey Tax Free Income Fund.....   12/31       1,125      1,125       563     1,125     1,125        875       563     1,125
   Trust Total.......................              20,250     20,250    10,126    20,250    20,250     10,750    10,126    20,250


                                                                         TABLE C

        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST
                                AND EACH SERIES




                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund.........  12/31     $ 4,324    $ 6,482   $11,233   $15,086   $14,485    $ 1,513   $ 3,180   $12,966
 Tax Free High Income Fund............  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 California Insured Tax Free Fund.....  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 Municipal Income Fund*...............  12/31       5,170      7,878    14,033    19,758    18,928      1,765     8,110    17,020
 Intermediate Term Municipal Income
   Fund...............................  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 Florida Insured Tax Free Income
   Fund...............................  12/31       4,324      6,482     6,853    10,650    10,391      1,513     1,622     9,946
 New York Tax Free Income Fund........  12/31       1,487      1,181     3,118     4,223     4,049        891       591     3,586
   Trust Total........................             28,277     41,469    68,936    94,975    91,308     10,221    18,369    82,416



 *Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which was merged into the Municipal Income Fund in November 1997.



                                                                         TABLE D


          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST


                                                                                    TRUSTEE
                                              -----------------------------------------------------------------------------------
FUND NAME                                     BRANAGAN   DEMARTINI   HEAGY    KENNEDY   NELSON   POWELL   ROONEY   SISTO   WHALEN
---------                                     --------   ---------   -----    -------   ------   ------   ------   -----   ------
  Insured Tax Free Income Fund...............   1995       1997       1995     1993      1984     1997     1997    1995     1984
  Tax Free High Income Fund..................   1995       1997       1995     1993      1985     1997     1997    1995     1985
  California Insured Tax Free Income Fund....   1995       1997       1995     1993      1985     1997     1997    1995     1985
  Municipal Income Fund......................   1995       1997       1995     1993      1990     1997     1997    1995     1990
  Intermediate Term Municipal Income Fund....   1995       1997       1995     1993      1993     1997     1997    1995     1993
  Florida Insured Tax Free Income Fund.......   1995       1997       1995     1994      1994     1997     1997    1995     1994
  New Jersey Tax Free Income Fund............   1995       1997       1995     1994      1994     1997     1997    1995     1994
  New York Tax Free Income Fund..............   1995       1997       1995     1994      1994     1997     1997    1995     1994

  As of April 2 1998, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:





                                                                AMOUNT OF
                                                              OWNERSHIP AT        CLASS OF       PERCENTAGE
                NAME AND ADDRESS OF HOLDER                    APRIL 2, 1998        SHARES        OWNERSHIP
                --------------------------                    -------------       --------       ----------
Paul Richard Wolkenberg...................................       128,756             A              7.23%
  1618 Kings Castle Drive
  Katy, TX 77450-4300
Donaldson Lufkin Jenrette.................................       119,507             A              6.70%
  Securities Corporation Inc.
  P O Box 2052
  Jersey City, NJ 07303-2052
Smith Barney Inc..........................................        94,787             A              5.32%
  00150429315
  388 Greenwich Street
  New York, NY 10013-2339
Dean Witter for the Benefit of............................        20,703             C              6.97%
  Charles Michael Gardner and
  Kelly Jo Gardner JTTEN
  5 World Trade Center 6th Floor
  New York, NY 10048-0205
Sea Gardens Beach and Tennis..............................        19,407             C              6.53%
  Resort Condo Assoc. Inc. Ocean
  View C/O Manzie/Elliot
  2601 Palm-Aire Dr. N.
  Pompano Beach, FL 33069-3466


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

  The Adviser is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Advisory Service Inc.).


  The Adviser, Van Kampen American Capital Distributors, Inc. (the "Distributor") and ACCESS Investor Services ("ACCESS") are wholly-owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management, Inc., and investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  The investment advisory agreement between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees of the Trust and officers of the Fund if duly elected to such positions.

  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The investment advisory agreement for the Fund will continue in effect from year to year if specifically approved by the trustees of the Trust, of which the Fund is a separate series (or by the Fund's shareholders), and by the disinterested trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days' written notice by either party thereto and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any state in which the Fund's shares are offered for sale. Currently, the most stringent limit in any state would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million, and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.


  For the years ending December 31, 1997, 1996 and 1995, the Fund paid $164,970, $176,896 and $0, respectively.


OTHER AGREEMENTS

  ACCOUNTING SERVICES AGREEMENT. The Fund has also entered into an accounting services agreement pursuant to which the Adviser provides accounting services supplementary to those provided by the Custodian. Such services are expected to enable the Fund to more closely monitor and maintain its accounts and records. The Fund shares equally with the other Van Kampen American Capital mutual funds in the cost of providing such services, with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such cost based proportionally on their respective net assets per fund.


  For the years ending December 31, 1997, 1996 and 1995, the Fund paid expenses of approximately $36,000, $8,900 and $7,300, respectively, representing the Adviser's cost of providing accounting services.


  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the VK Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: maintenance of the funds' minute books and records, preparation and oversight of the funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.


  For the years ending December 31, 1997, 1996 and 1995, the Fund paid expenses of approximately $7,200, $7,800 and $8,200, respectively, representing Van Kampen American Capital's cost of providing legal services.

                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 West Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund, or the Adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses.

  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security), than would be the case if no weight were given to the broker's furnishing of those services. This will be done, however, only if, in the opinion of the Fund's Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of the services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Fund's Adviser may take into consideration that certain firms (i) provide market, statistical or other research information to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and that certain firms and (iii) may select firms that are affiliated with the Fund, the Adviser, or its distributor and other principal underwriters. If purchases or sales of securities of the Fund and of one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and other investment companies and clients and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the trustees of the Trust, of which the Fund is a separate series.

  The trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission given to affiliated brokers.

  State securities laws may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

  For the years ended December 31, 1997, 1996 and 1995 the Fund paid no brokerage commissions.


                             TAX STATUS OF THE FUND


  The Trust and each of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund will be subject to tax if, among other things, it fails to distribute net capital gains, or if its annual distributions, as a percentage of its income, are less than the distributions required by tax laws.


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts. VKAC manages or supervises more than $60 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country. Each of our high yield analysts, based either in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered through the Distributor. The Distributor is a wholly owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management, Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. Shares of the Fund may not be purchased from the Distributor for consideration other than cash. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.



  Total underwriting commissions on the sale of shares of the Fund for the last three fiscal periods are shown in the chart below.



                                                                                       AMOUNTS
                                                               TOTAL UNDERWRITING      RETAINED
                                                                  COMMISSIONS       BY DISTRIBUTOR
                                                               ------------------   --------------
Fiscal Year Ended December 31, 1995.........................        $23,378             $2,081
Fiscal Year Ended December 31, 1996.........................        $15,585             $1,844
Fiscal Year Ended December 31, 1997.........................        $10,982             $  636


                         DISTRIBUTION AND SERVICE PLANS

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan sometimes are referred to herein as the "Plans." The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Distribution Plan and the Service Plan are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor of each class of the Fund's shares, sub-agreements between the Distributor and members of the NASD acting as securities dealers and NASD members or eligible non-members acting as brokers or agents and similar agreements between the Fund and financial intermediaries acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."

  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


  For the fiscal year ending December 31, 1997, the Fund's aggregate expenses under the Class A Plan were $30,353, or 0.25% of the Class A shares' average net assets. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Class B Plan were $161,035, or 1.00%, of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $120,525 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $40,510 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Class B Plan. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Class C Plan were $58,716 or 1.00% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $31,868 for the commissions and transactions fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $26,848 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Class C Plan.



                                 TRANSFER AGENT



  During the fiscal years ended December 31, 1995, 1996 and 1997, ACCESS, shareholder service agent and dividend disbursing agent for the Fund, received fees approximately aggregating $16,900, $35,600 and $28,200, respectively, for these services. The transfer agency prices are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.



                                 LEGAL COUNSEL


  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois).

                            PERFORMANCE INFORMATION

  The Fund's yield quotation is determined on a monthly basis with respect to the immediately preceding 30 day period, and yield is computed by dividing the Fund's net investment income per share of a given class earned during such period by the Fund's maximum offering price (including, with respect to the Class A Shares, the maximum initial sales charge) per share of such class on the last day of such period. The Fund's net investment income per share is determined by taking the interest attributable to a given class of shares earned by the Fund during the period, subtracting the expenses attributable to a given class of shares accrued for the period (net of any reimbursements), and dividing the result by the average daily number of the shares of each class outstanding during the period that were entitled to receive dividends. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period. Yield will be computed separately for each class of shares. CDSC Shares may be subject to a contingent deferred sales charge. Yield quotations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of the Fund's yield. The Fund's tax-equivalent yield quotation for a 30 day period as described above is computed by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of the Fund's yield, if any, that is not tax-exempt.

  The Fund calculates average compounded total return by determining the redemption value (less any applicable contingent deferred sales charge) at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a given class of shares of the Fund (less the maximum sales charge, if any) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage. Average compounded total return will be computed separately for each class of shares.

  Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share of a given class can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.

  The Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of each class of shares of the Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in a given class of shares of the Fund at a given time, deducting the maximum initial sales charge, if any, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each class of shares. Non-standardized total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge with respect to the CDSC Shares imposed at the time of redemption were reflected, it would reduce the performance quoted.

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

CLASS A SHARES


  The average total return including payment of the sales charge with respect to the Class A Shares for (i) the one year period ended December 31, 1997 was 4.60% and (ii) the approximately four year seven month period from May 28, 1993 (the commencement of investment operations of the Fund) through December 31, 1997 was 6.04%.

  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.15%. The tax-equivalent yield with respect to the Class A Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 6.48%. The Fund's current distribution rate with respect to the Class A Shares for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.35%. The taxable equivalent distribution rate with respect to Class A Shares for the month ending December 31, 1997 was 6.80%.



  The Class A Shares cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1997 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 30.94%.



  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1997 was 35.39%.


CLASS B SHARES


  The average total return including payment of CDSC with respect to the Class B Shares for (i) the one year period ended December 31, 1997 was 4.23% and (ii) the approximately four year seven month period of May 28, 1993 (commencement of distribution) through December 31, 1997 was 6.04%.



  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.52%. The tax-equivalent yield with respect to the Class B Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 5.50%. The Fund's current distribution rate with respect to the Class B Shares for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.82%. The taxable equivalent distribution rate with respect to Class B Shares for the month ending December 31, 1997 was 5.97%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1997 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 30.95%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1997 was 30.95%.


CLASS C SHARES


  The average total return including payment of sales charge with respect to the Class C Shares for (i) the one year period ended December 31, 1997 was 6.23% and
(ii) the approximately four year three month period of October 19, 1993 (commencement of distribution) through December 31, 1997 was 4.87%.



  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.52%. The tax-equivalent yield with respect to the Class C shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 5.50%. The Fund's current distribution rate with respect to the Class C Shares for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.82%. The taxable equivalent distribution rate with respect to Class C Shares for the month ending December 31, 1997 was 5.97%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1997 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 22.12%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1997 was 22.12%.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of

Van Kampen American Capital Intermediate Term Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Intermediate Term Municipal Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Chicago, Illinois
February 4, 1998

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
         MUNICIPAL BONDS  98.1%
         ALABAMA  1.6%
$ 500    West Jefferson Cnty, AL Amusement & Pub Pk
         Auth............................................   7.500%   12/01/08  $   530,700
                                                                               -----------
         ALASKA  0.8%
  250    Seward, AK Rev AK Sealife Cent Proj.............   7.100    10/01/05      264,735
                                                                               -----------
         ARIZONA  5.6%
  500    Maricopa Cnty, AZ Indl Dev Auth Senior Living
         Fac Rev.........................................   7.250    04/01/05      524,275
1,160    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
         Irvington Proj Tucson Ser A Rfdg (FSA Insd).....   7.250    07/15/10    1,299,687
                                                                               -----------
                                                                                 1,823,962
                                                                               -----------
         CALIFORNIA  5.6%
  360    California Edl Fac Auth Rev Pacific Grad
         School..........................................   6.950    11/01/07      372,409
1,000    California St (AMBAC Insd)......................   6.400    09/01/08    1,173,580
  240    Del Mar, CA Race Track Auth Rev Rfdg............   6.000    08/15/06      259,368
                                                                               -----------
                                                                                 1,805,357
                                                                               -----------
         COLORADO  5.5%
  237    Colorado Hsg Fin Auth Access Pgm Single Family
         Pgm Ser E.......................................   8.125    12/01/24      263,535
  330    Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
         Terrace A.......................................   6.800    07/01/09      343,358
1,000    Denver, CO City & Cnty Arpt Rev Ser A...........   7.400    11/15/04    1,159,090
                                                                               -----------
                                                                                 1,765,983
                                                                               -----------
         CONNECTICUT  2.6%
  145    Mashantucket Wester Pequot Tribe Conn Spl Rev
         Ser A (Escrowed to Maturity), 144A-Private
         Placement (c)...................................   6.500    09/01/06      165,925
  155    Mashantucket Western Pequot Tribe Conn Spl Rev
         Ser A, 144A- Private Placement (c)..............   6.500    09/01/06      173,840
  500    New Haven, CT Indl Fac Rev Adj Govt Cent Thermal
         Energies........................................   7.250    07/01/09      501,025
                                                                               -----------
                                                                                   840,790
                                                                               -----------
         FLORIDA  8.1%
1,150    Florida Hsg Fin Agy Hsg Maitland Club Apts Ser
         B1 (AMBAC Insd).................................   6.750    08/01/14    1,254,661
  190    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
         Nursing Cent Partner Rfdg.......................   8.125    12/01/07      211,590
  250    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
         Orlando Lutheran Twr Rfdg.......................   8.125    07/01/06      278,110
  300    Volusia Cnty, FL Indl Dev Auth Bishops Glen Proj
         Rfdg............................................   7.125    11/01/06      316,536
  535    Westchase East Cmnty Dev Dist FL Cap Impt Rev...   7.250    05/01/03      555,282
                                                                               -----------
                                                                                 2,616,179
                                                                               -----------
         GEORGIA  5.0%
1,470    De Kalb Cnty, GA Hsg Auth Multi-Family Hsg Rev
         North Hill Apts Proj Rfdg (FNMA Collateralized)
         (b).............................................   6.625    01/01/25    1,616,000
                                                                               -----------
         ILLINOIS  13.0%
  450    Bedford Park, IL Tax Increment 71st & Cicero
         Proj Rfdg.......................................   7.000    01/01/06      479,646

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
         ILLINOIS (CONTINUED)
$ 500    Carol Stream, IL First Mtg Rev Windsor Pk Mnr
         Proj............................................   6.500%   12/01/07  $   516,900
  500    Chicago, IL Tax Increment Allocation San
         Drainage & Ship Canal A.........................   7.375    01/01/05      530,715
  165    Danville, IL Single Family Mtg Rev Rfdg.........   7.300    11/01/10      176,491
1,335    Illinois Dev Fin Auth Elderly Hsg Rev
         Libertyville Towers Ser A.......................   6.500    09/01/09    1,408,932
  750    Illinois Hlth Fac Auth Rev Holy Cross Hosp Proj
         Ser 94-A........................................   6.250    03/01/04      791,632
  300    Peoria, IL Spl Tax Weaverridge Spl Svc Area.....   7.625    02/01/08      321,216
                                                                               -----------
                                                                                 4,225,532
                                                                               -----------
         KENTUCKY  1.7%
  500    Kenton Cnty, KY Arpt Brd Rev (MBIA Insd) (a)....   5.900    03/01/05      545,240
                                                                               -----------
         LOUISIANA  0.8%
  250    Iberia Parish, LA Hosp Svc Dist No 1 Hosp Rev...   7.500    05/26/06      268,478
                                                                               -----------
         MASSACHUSETTS  4.0%
  500    Massachusetts St Hlth & Edl Fac Auth Rev Cent
         New England Hlth Sys Ser A......................   6.125    08/01/13      504,855
  500    Massachusetts St Hlth & Edl North Adams Regl
         Hosp Ser C......................................   6.250    07/01/04      536,900
  230    Massachusetts St Indl Fin Agy East Boston
         Neighborhood Proj...............................   7.250    07/01/06      240,444
                                                                               -----------
                                                                                 1,282,199
                                                                               -----------
         MICHIGAN  0.8%
  250    Michigan St Hosp Fin Auth Rev Detroit-Macomb
         Hosp Corp Ser A Rfdg............................   7.300    06/01/01      251,588
                                                                               -----------
         MINNESOTA  2.6%
  500    Crow Fin Auth MN Tribal Purp Rev 144A-Private
         Placement (a) (c)...............................   5.400    10/01/07      501,080
  330    Minneapolis, MN Multi-Family Rev Hsg Belmont
         Apts Proj.......................................   7.000    11/01/06      342,712
                                                                               -----------
                                                                                   843,792
                                                                               -----------
         MISSOURI  5.2%
1,500    Kansas City, MO Arpt Rev Genl Impt Ser A (FSA
         Insd)...........................................   7.000    09/01/12    1,686,225
                                                                               -----------
         NEW JERSEY  7.3%
  500    Camden Cnty, NJ Impt Auth Lease Rev Kaighn Pt
         Marine Terminal A...............................   7.375    06/01/07      519,430
  250    New Jersey Econ Dev Auth Rev Sr Mtg Arbor Glen
         Proj Ser A......................................   8.000    05/15/04      272,680
1,000    New Jersey Hlthcare Fac Fin Auth Rev Christ Hosp
         Group Issue (Connie Lee Insd)...................   7.000    07/01/06    1,175,740
  375    New Jersey Hlthcare Fac Fin Auth Rev Palisades
         Med Cent........................................   7.500    07/01/06      403,414
                                                                               -----------
                                                                                 2,371,264
                                                                               -----------
         NEW YORK  8.8%
  500    New York City Ser A.............................   7.000    08/01/07      580,455
1,000    New York St Med Care Fac Fin Agy Rev NY Hosp Mtg
         Ser A (AMBAC Insd)..............................   6.200    08/15/05    1,123,000
1,000    Niagara Falls, NY Pub Impt (MBIA Insd)..........   6.900    03/01/20    1,141,360
                                                                               -----------
                                                                                 2,844,815
                                                                               -----------

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
         OHIO  5.8%
$ 500    Cuyahoga Cnty, OH Hlthcare Fac Rev Judson
         Retirement Cmnty Ser A Rfdg.....................   7.000%   11/15/10  $   538,220
  250    Marion Cnty, OH Hosp Impt Rev Cmnty Hosp Rfdg...   6.375    05/15/11      268,735
1,000    Ohio St Air Quality Dev Auth Rev Owens Corning
         Fiberglass Proj Rfdg............................   6.250    06/01/04    1,064,350
                                                                               -----------
                                                                                 1,871,305
                                                                               -----------
         OKLAHOMA  1.7%
  520    Shawnee, OK Hosp Auth Hosp Rev Midamerica
         Hlthcare Inc Rfdg...............................   5.750    10/01/03      535,834
                                                                               -----------
         PENNSYLVANIA  0.7%
  225    Erie, PA Higher Edl Bldg Auth College Rev
         Mercyhurst College Proj A Rfdg..................   5.300    03/15/03      234,261
                                                                               -----------
         TEXAS  4.0%
  500    Austin, TX Util Sys Rev Rfdg (AMBAC Insd) (a)...   6.500    11/15/05      560,975
  405    Mesquite, TX Hlth Fac Dev Retirement Fac
         Christian Ser A.................................   6.100    02/15/08      425,388
  300    San Antonio, TX Hsg Fin Corp Multi-Family Hsg
         Rev Beverly Oaks Arpt Proj Ser A................   7.500    02/01/10      314,067
                                                                               -----------
                                                                                 1,300,430
                                                                               -----------
         UTAH  5.2%
1,570    Utah St Hsg Fin Agy Single Family Mtg Mezz Ser
         A-1 (FHA Gtd)...................................   7.150    07/01/12    1,692,727
                                                                               -----------
         VIRGINIA  1.7%
  500    Pittsylvania Cnty, VA Indl Dev Auth Rev Exempt
         Fac Ser A.......................................   7.450    01/01/09      553,679
                                                                               -----------
TOTAL LONG-TERM INVESTMENTS  98.1%
  (Cost $29,337,342).........................................................   31,771,075
SHORT-TERM INVESTMENTS  4.3%
  (Cost $1,400,056)..........................................................    1,400,056
                                                                               -----------
TOTAL INVESTMENTS  102.4%
  (Cost $30,737,398).........................................................   33,171,131
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.4%)................................     (776,663)
                                                                               -----------
NET ASSETS  100.0%...........................................................  $32,394,468
                                                                               ===========
*Zero coupon bond

(a) Securities purchased on a when issued or delayed delivery basis.

(b) Assets segregated as collateral for when issued or delayed delivery purchase commitments.

(c) 144a securities are those which are exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $30,737,398)........................  $33,171,131
Cash........................................................       44,461
Receivables:
  Interest..................................................      675,343
  Investments Sold..........................................      340,068
  Fund Shares Sold..........................................       17,505
Unamortized Organizational Cost.............................        4,828
                                                              -----------
      Total Assets..........................................   34,253,336
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    1,531,286
  Distributor and Affiliates................................       61,211
  Income Distributions......................................       38,817
  Investment Advisory Fee...................................       13,618
Accrued Expenses............................................      123,322
Trustees' Deferred Compensation and Retirement Plans........       90,614
                                                              -----------
      Total Liabilities.....................................    1,858,868
                                                              -----------
NET ASSETS..................................................  $32,394,468
                                                              ===========
NET ASSETS CONSIST OF:
Capital.....................................................  $30,265,817
Net Unrealized Appreciation.................................    2,433,733
Accumulated Undistributed Net Investment Income.............       33,324
Accumulated Net Realized Loss...............................     (338,406)
                                                              -----------
NET ASSETS..................................................  $32,394,468
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $12,922,442 and 1,226,471 shares of
    beneficial interest issued and outstanding).............  $     10.54
    Maximum sales charge (3.25%* of offering price).........          .35
                                                              -----------
    Maximum offering price to public........................  $     10.89
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $16,418,482 and 1,559,757 shares of
    beneficial interest issued and outstanding).............  $     10.53
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $3,053,544 and 290,114 shares of
    beneficial interest issued and outstanding).............  $     10.53
                                                              ===========

*On sales of $25,000 or more, the sales charge will be reduced.


                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $2,041,580
                                                              ----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $30,399, $160,699 and $47,630,
  respectively).............................................     238,728
Investment Advisory Fee.....................................     164,970
Registration................................................      51,830
Shareholder Reports.........................................      44,275
Shareholder Services........................................      41,433
Accounting..................................................      36,037
Trustees' Fees and Expenses.................................      33,533
Custody.....................................................      24,290
Amortization of Organizational Costs........................      11,994
Legal.......................................................       9,334
Other.......................................................      51,451
                                                              ----------
    Total Expenses..........................................     707,875
    Less Expenses Reimbursed................................      47,231
                                                              ----------
    Net Expenses............................................     660,644
                                                              ----------
NET INVESTMENT INCOME.......................................  $1,380,936
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
    Investments.............................................  $  356,859
    Futures.................................................      (9,378)
                                                              ----------
Net Realized Gain...........................................     347,481
                                                              ----------
Unrealized Appreciation/Depreciation:
    Beginning of the Period.................................   1,782,271
    End of the Period.......................................   2,433,733
                                                              ----------
Net Unrealized Appreciation During the Period...............     651,462
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $  998,943
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $2,379,879
                                                              ==========

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1997 and 1996
--------------------------------------------------------------------------------

                                                         Year Ended          Year Ended
                                                      December 31, 1997   December 31, 1996
-------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $ 1,380,936         $ 1,413,175
Net Realized Gain....................................        347,481             347,243
Net Unrealized Appreciation/Depreciation During the
  Period.............................................        651,462            (454,405)
                                                         -----------         -----------
Change in Net Assets from Operations.................      2,379,879           1,306,013
                                                         -----------         -----------
Distributions from Net Investment Income:
  Class A Shares.....................................       (560,309)           (656,307)
  Class B Shares.....................................       (628,468)           (666,673)
  Class C Shares.....................................       (186,777)           (184,281)
                                                         -----------         -----------
    Total Distributions..............................     (1,375,554)         (1,507,261)
                                                         -----------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      1,004,325            (201,248)
                                                         -----------         -----------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      5,579,082           4,946,191
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................        883,487             972,957
Cost of Shares Repurchased...........................     (9,753,115)         (9,123,506)
                                                         -----------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...     (3,290,546)         (3,204,358)
                                                         -----------         -----------
TOTAL DECREASE IN NET ASSETS.........................     (2,286,221)         (3,405,606)
NET ASSETS:
Beginning of the Period..............................     34,680,689          38,086,295
                                                         -----------         -----------
End of the Period (Including accumulated
  undistributed net investment income of $33,324 and
  $27,942, respectively).............................    $32,394,468         $34,680,689
                                                         ===========         ===========

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                   May 28, 1993
                                                                                   (Commencement
                                                Year Ended December 31,            of Investment
                                         -------------------------------------    Operations) to
            Class A Shares                1997      1996      1995      1994     December 31, 1993
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period...............................  $10.213   $10.264   $ 9.330   $10.145        $ 9.700
                                         -------   -------   -------   -------        -------
  Net Investment Income................     .480      .455      .508      .489           .278
  Net Realized and Unrealized
    Gain/Loss..........................     .317     (.032)     .900     (.815)          .462
                                         -------   -------   -------   -------        -------
Total from Investment Operations.......     .797      .423     1.408     (.326)          .740
                                         -------   -------   -------   -------        -------
Less:
  Distributions from Net Investment
    Income.............................     .474      .474      .474      .489           .273
  Distributions from Net Realized
    Gain...............................      -0-       -0-       -0-       -0-           .022
                                         -------   -------   -------   -------        -------
Total Distributions....................     .474      .474      .474      .489           .295
                                         -------   -------   -------   -------        -------
Net Asset Value, End of the Period.....  $10.536   $10.213   $10.264   $ 9.330        $10.145
                                         =======   =======   =======   =======        =======
Total Return* (a)......................    8.08%     4.27%    15.31%    (3.32%)         7.75%**
Net Assets at End of the Period (In
  millions)............................  $  12.9   $  12.5   $  15.6   $  15.7        $  14.0
Ratio of Expenses to Average Net
  Assets*..............................    1.52%     1.56%     1.00%      .67%           .14%
Ratio of Net Investment Income to
  Average Net Assets*..................    4.67%     4.45%     5.10%     5.07%          4.78%
Portfolio Turnover.....................      37%       45%       75%      274%            86%**
* If certain expenses had not been reimbursed by VKAC, Total Return would have been lower and the ratios would have been as follow:
Ratio of Expenses to Average Net
  Assets...............................    1.67%     1.74%     1.61%     1.75%          2.21%
Ratio of Net Investment Income to
  Average Net Assets...................    4.52%     4.27%     4.49%     3.99%          2.70%

** Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                   May 28, 1993
                                                                                   (Commencement
                                                     Year Ended December 31,       of Investment
                                                   ---------------------------    Operations) to
            Class B Shares                1997      1996      1995      1994     December 31, 1993
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period..............................  $ 10.209   $10.263   $ 9.319   $10.137        $ 9.700
                                        --------   -------   -------   -------        -------
Net Investment Income.................      .402      .375      .430      .417           .233
Net Realized and Unrealized
  Gain/Loss...........................      .317     (.027)     .916     (.818)          .460
                                        --------   -------   -------   -------        -------
Total from Investment Operations......      .719      .348     1.346     (.401)          .693
                                        --------   -------   -------   -------        -------
Less:
  Distributions from Net Investment
    Income............................      .402      .402      .402      .417           .234
  Distributions from Net Realized
    Gain..............................       -0-       -0-       -0-       -0-           .022
                                        --------   -------   -------   -------        -------
Total Distributions...................      .402      .402      .402      .417           .256
                                        --------   -------   -------   -------        -------
Net Asset Value, End of the Period....  $ 10.526   $10.209   $10.263   $ 9.319        $10.137
                                        ========   =======   =======   =======        =======
Total Return* (a).....................     7.23%     3.54%    14.62%    (4.04%)         7.23%**
Net Assets at End of the Period (In
  millions)...........................  $   16.4   $  16.4   $  17.5   $  17.7        $  13.9
Ratio of Expenses to Average Net
  Assets*.............................     2.28%     2.32%     1.75%     1.43%           .92%
Ratio of Net Investment Income to
  Average Net Assets*.................     3.91%     3.69%     4.33%     4.30%          3.95%
Portfolio Turnover....................       37%       45%       75%      274%            86%**
*If certain expenses had not been reimbursed by VKAC, Total Return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets..............................     2.42%     2.50%     2.36%     2.50%          2.98%
Ratio of Net Investment Income to
  Average Net Assets..................     3.77%     3.51%     3.72%     3.24%          1.89%

** Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                  October 19, 1993
                                               Year Ended December 31,            (Commencement of
                                       ----------------------------------------   Distribution) to
           Class C Shares                 1997       1996      1995      1994     December 31, 1993
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period.............................   $10.206     $10.260   $ 9.314   $10.134        $10.250
                                        -------     -------   -------   -------        -------
Net Investment Income................      .402        .374      .430      .419           .091
Net Realized and Unrealized
  Gain/Loss..........................      .319       (.026)     .918     (.822)         (.098)
                                        -------     -------   -------   -------        -------
Total from Investment Operations.....      .721        .348     1.348     (.403)         (.007)
                                        -------     -------   -------   -------        -------
Less:
  Distributions from Net Investment
    Income...........................      .402        .402      .402      .417           .087
  Distributions from Net Realized
    Gain.............................       -0-         -0-       -0-       -0-           .022
                                        -------     -------   -------   -------        -------
Total Distributions..................      .402        .402      .402      .417           .109
                                        -------     -------   -------   -------        -------
Net Asset Value, End of the Period...   $10.525     $10.206   $10.260   $ 9.314        $10.134
                                        =======     =======   =======   =======        =======
Total Return* (a)....................     7.23%       3.54%    14.74%    (4.04%)         (.10%)**
Net Assets at End of the Period (In
  millions)..........................   $   3.1     $   5.8   $   4.9   $   4.7        $    .3
Ratio of Expenses to Average Net
  Assets*............................     2.29%       2.32%     1.74%     1.43%           .97%
Ratio of Net Investment Income to
  Average Net Assets*................     3.88%       3.70%     4.36%     4.34%          4.05%
Portfolio Turnover...................       37%         45%       75%      274%            86%**
*If certain expenses had not been reimbursed by VKAC, Total Return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets.............................     2.43%       2.50%     2.34%     2.46%          2.97%
Ratio of Net Investment Income to
  Average Net Assets.................     3.74%       3.52%     3.75%     3.31%          2.06%

** Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund") is organized as a series of Van Kampen American Capital Tax Free Trust (the "Trust"), a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on May 28, 1993 with two classes of common shares, Class A and Class B shares. The distribution of the Fund's Class C shares commenced on October 19, 1993.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INCOME AND EXPENSES--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the expected life of each applicable security. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

                               December 31, 1997
--------------------------------------------------------------------------------

D. ORGANIZATIONAL COSTS--The Fund has reimbursed Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization in the amount of $60,000. These costs are being amortized on a straight line basis over the 60 month period ending May 27, 1998. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 1997, the Fund had an accumulated capital loss carryforward for tax purposes of $337,570 which will expire between December 31, 2002 and December 31, 2003. Net realized gains or losses may differ for financial purposes primarily as a result of post October losses which may not be recognized for tax purposes until the first day of the following fiscal year.

    At December 31, 1997, for federal income tax purposes, cost of long- and short term investments is $30,737,398; the aggregate gross unrealized appreciation is $2,433,733 and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation of $2,433,733.

F. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 1997. The Fund designated 99.98% of the income distributions as a tax-exempt income distribution.

                               December 31, 1997
--------------------------------------------------------------------------------

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

                   AVERAGE NET ASSETS                       % PER ANNUM
-----------------------------------------------------------------------
First $500 million......................................     .500 of 1%
Over $500 million.......................................     .450 of 1%

    For the year ended December 31, 1997, VKAC has agreed to assume a portion of the Fund's registration and filing fees. This waiver is voluntary and may be discontinued at any time.

    For the year ended December 31, 1997, the Fund recognized expenses of approximately $1,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    For the year ended December 31, 1997, the Fund recognized expenses of approximately $43,200 representing VKAC's cost of providing accounting, cash management and legal services to the Fund.

    ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 1997, the Fund recognized expenses of approximately $28,200, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

    Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is equal to $2,500.

    At December 31, 1997, VKAC owned 1,000, 100 and 100 shares of beneficial interest of Classes A, B and C, respectively.

3. CAPITAL TRANSACTIONS

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C, each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

                               December 31, 1997
--------------------------------------------------------------------------------

     At December 31, 1997, capital aggregated $12,105,732, $15,529,684 and
$2,630,401 for Classes A, B and C, respectively. For the year ended December 31, 1997, transactions were as follows:

                                                   SHARES       VALUE
------------------------------------------------------------------------
Sales:
  Class A.......................................   224,786   $ 2,319,832
  Class B.......................................   176,313     1,821,383
  Class C.......................................   141,162     1,437,867
                                                  --------   -----------
Total Sales.....................................   542,261   $ 5,579,082
                                                  ========   ===========
Dividend Reinvestment:
  Class A.......................................    36,275   $   374,192
  Class B.......................................    34,418       354,505
  Class C.......................................    15,094       154,790
                                                  --------   -----------
Total Dividend Reinvestment.....................    85,787   $   883,487
                                                  ========   ===========
Repurchases:
  Class A.......................................  (255,254)  $(2,615,305)
  Class B.......................................  (255,930)   (2,632,842)
  Class C.......................................  (437,360)   (4,504,968)
                                                  --------   -----------
Total Repurchases...............................  (948,544)  $(9,753,115)
                                                  ========   ===========

                               December 31, 1997
--------------------------------------------------------------------------------

    At December 31, 1996, capital aggregated $12,027,013, $15,986,638 and
$5,542,712 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                   SHARES        VALUE
-------------------------------------------------------------------------
Sales:
  Class A.......................................   103,746    $ 1,052,973
  Class B.......................................   139,700      1,404,638
  Class C.......................................   245,967      2,488,580
                                                  --------    -----------
Total Sales.....................................   489,413    $ 4,946,191
                                                  ========    ===========
Dividend Reinvestment:
  Class A.......................................    40,990    $   414,943
  Class B.......................................    38,800        392,637
  Class C.......................................    16,324        165,377
                                                  --------    -----------
Total Dividend Reinvestment.....................    96,114    $   972,957
                                                  ========    ===========
Repurchases:
  Class A.......................................  (445,139)   $(4,514,663)
  Class B.......................................  (281,671)    (2,845,685)
  Class C.......................................  (172,868)    (1,763,158)
                                                  --------    -----------
Total Repurchases...............................  (899,678)   $(9,123,506)
                                                  ========    ===========

    Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C shares will be imposed on most redemptions made within four years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                       CONTINGENT DEFERRED
                                                          SALES CHARGE
               YEAR OF REDEMPTION                   CLASS B           CLASS C
------------------------------------------------------------------------------
First............................................    3.00%             1.00%
Second...........................................    2.50%              None
Third............................................    2.00%              None
Fourth...........................................    1.00%              None
Fifth and Thereafter.............................     None              None

                               December 31, 1997
--------------------------------------------------------------------------------

    For the year ended December 31, 1997, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $636 and CDSC on redeemed shares of approximately $19,600. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $12,443,850 and $17,294,867, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general items refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the year ended December 31, 1997, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Fund's effective maturity and duration.

    Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

                               December 31, 1997
--------------------------------------------------------------------------------

    Transactions in futures contracts for the year ended December 31, 1997, were as follows:

                                                                CONTRACTS
-------------------------------------------------------------------------
Outstanding at December 31, 1996.......................             0
Futures Opened.........................................             6
Futures Closed.........................................            (6)
                                                                   --
Outstanding at December 31, 1997.......................             0
                                                                   ==

6. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

    Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1997, are payments retained by VKAC of approximately $152,700.

                      STATEMENT OF ADDITIONAL INFORMATION

        VAN KAMPEN AMERICAN CAPITAL FLORIDA INSURED TAX FREE INCOME FUND


  Van Kampen American Capital Florida Insured Tax Free Income Fund, formerly known as Van Kampen Merritt Florida Insured Tax Free Income Fund (the "Fund"), seeks to provide investors with high current income exempt from federal income tax and Florida intangible personal property taxes consistent with preservation of capital. The Fund is designed for investors who reside in Florida for tax purposes. The Fund attempts to achieve its investment objective by investing at least 80% of its assets in a portfolio of Florida insured municipal securities that are insured as to timely payment of both principal and interest by an entity whose claims-paying ability is rated AAA by Standard and Poor's Ratings Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating from another nationally recognized statistical rating organization ("NRSRO"). Insured municipal securities in which the Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. Up to 20% of the Fund's total assets may consist of uninsured Florida municipal securities rated investment grade at the time of investment. There is no assurance that the Fund will achieve its investment objective. The Fund is a separate series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust").



  This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated April 30, 1998 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60181 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

                               TABLE OF CONTENTS


                                                               PAGE
                                                               ----
The Fund and the Trust......................................   B-2
Investment Policies and Restrictions........................   B-2
Additional Investment Considerations........................   B-4
Description of Municipal Securities Ratings.................   B-17
Description of Insurance Company Claims Paying Ability
  Ratings...................................................   B-23
Trustees and Officers.......................................   B-24
Investment Advisory and Other Services......................   B-35
Custodian and Independent Accountants.......................   B-37
Portfolio Transactions and Brokerage Allocation.............   B-37
Tax Status of the Fund......................................   B-38
The Distributor.............................................   B-39
Distribution and Service Plans..............................   B-40
Transfer Agent..............................................   B-40
Legal Counsel...............................................   B-40
Performance Information.....................................   B-41
Report of Independent Accountants...........................   B-44
Financial Statements........................................   B-45
Notes to Financial Statements...............................   B-54



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1998.

                             THE FUND AND THE TRUST


  Van Kampen American Capital Florida Insured Tax Free Income Fund (the "Fund") is a separate series of the Trust, an open-end non-diversified management investment company. At present, the Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund, Van Kampen American Capital California Insured Tax Free Fund and Van Kampen American Capital New York Tax Free Fund have each been organized as a series of the Trust and have commenced investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have each been organized as a series of the Trust but have not commenced investment operations. Other series may be organized and offered in the future.


  The Trust is an unincorporated business trust established under the laws of the State of Delaware by an Agreement and Declaration of Trust (the "Declaration of Trust") dated May 10, 1995. The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. The Trust can issue an unlimited number of shares, par value $0.01 (prior to July 31, 1995, the shares had no par value). Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability. The Fund was originally organized in 1994 under the name Van Kampen Merritt Florida Insured Tax Free Fund as a sub-trust of the Van Kampen Merritt Tax Free Trust, a Massachusetts business trust. The Fund was reorganized as a series of the Trust and adopted its present name as of July 31, 1995.

  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series present at a meeting of shareholders (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

  Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objective and Policies." There can be no assurance that the Fund will achieve its investment objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

   1. Invest more than 25% of its assets in a single industry; however, as described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge, or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into when issued and delayed delivery transactions as described in the Prospectus.

   3. Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of, or the Fund's interest with respect to, the securities owned by the Fund.

   4. Buy any securities "on margin." Neither the deposit of initial or maintenance margin in connection with hedging transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

   5. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except in connection with Strategic Transactions in accordance with the requirements of the SEC and the Commodity Futures Trading Commission.

   6. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

   7. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   8. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   9. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs, except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

  10. Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.

  The Fund may not change any of these investment restrictions nor any other fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.


  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less are excluded from such calculation. The Fund anticipates that its annual portfolio turnover rate normally will be less than 200%.


                      ADDITIONAL INVESTMENT CONSIDERATIONS

MUNICIPAL SECURITIES


  Municipal securities include long-term obligations, which often are called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed.


  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of State and local governments or authorities of entities used to finance the acquisition of equipment and facilities. Lease obligations generally do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. A lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. A risk exists that the municipality will not, or will be unable to, appropriate money in the future in the event of political changes, changes in the economic viability of the project, general economic changes or for other reasons. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by an assignment of the lessee's interest in the leased property, management and/or disposition of the property in the event of foreclosure could be costly, time consuming and result in unsatisfactory recoupment of the Fund's original investment. Additionally, use of the leased property may be limited by State or local law to a specified use thereby further limiting ability to rent. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled, (b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation.

"Non-Substitution" clauses in municipal lease transactions have recently been held unenforceable in Florida as violative of public policy. The Fund will invest in lease obligations which contain non-appropriation clauses only if such obligations are rated investment grade, at the time of investment.

  Also included in the term municipal securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.

  The Fund also may invest up to 20% of its total assets in variable rate derivative municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. Inverse floaters may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of inverse floaters in response to changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.


  The Fund also may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.


  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.

  Although the municipal securities in which the Fund may invest will be insured as to timely payment of principal and interest, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. Further, in connection with the working out or restructuring of a defaulted security, the Fund may acquire additional securities of the issuer, the acquisition of which may be deemed to be a loan of money or property. Such additional securities should be considered speculative with respect to the capacity to pay interest or repay principal in accordance with their terms.

  The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933, as amended, that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid. The Fund's policy with respect to investment in illiquid and restricted securities is not a fundamental policy and may be changed by the Board of Trustees, in consultation with the Adviser, without obtaining shareholder approval.

INSURANCE

  As described in the Prospectus, the Fund generally will invest substantially all of its asset in municipal securities which are either pre-insured under a policy obtained for such securities prior to the purchase of such securities or will be insured under policies obtained by the Fund to cover otherwise uninsured securities.

  ORIGINAL ISSUE INSURANCE. Original Issue Insurance is purchased with respect to a particular issue of municipal securities by the issuer thereof or a third party in conjunction with the original issuance of such municipal securities. Under such insurance, the insurer unconditionally guarantees to the holder of the insured municipal security the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer; except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments insured may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the municipal security issuers or from any other source. Original Issue Insurance generally does not insure payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control municipal securities), the value of the shares of the Fund or the market value of municipal securities, or payments of any tender purchase price upon the tender of the municipal securities. Original Issue Insurance also does not insure against nonpayment of principal of or interest on municipal securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a municipal security covered by insurance is due for payment but is unpaid by reason of nonpayment by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date of such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instrument of assignment, that all of the rights of payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any municipal securities, the insurer shall succeed to the rights of the Fund with respect to such payment.

  Original Issue Insurance remains in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the municipal securities so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  SECONDARY MARKET INSURANCE. Subsequent to the time of original issuance of a municipal security, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such municipal security. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and, as is the case with Original Issue Insurance, Secondary Market Insurance remains in effect as long as the municipal security covered thereby remains outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal security. All premiums respecting municipal securities covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular municipal security would be to enable the Fund to enhance the value of such municipal security. The Fund, for example, might seek to purchase a particular municipal security and obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the market value of such municipal security, as insured, would exceed the current value of the municipal security without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a municipal security that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  PORTFOLIO INSURANCE. The Portfolio Insurance policies obtained by the Fund would insure the payment of principal and interest on specified eligible municipal securities purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal securities insured under one Portfolio Insurance policy generally would not be insured under any other policy purchased by the Fund. A municipal security is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund. If a municipal security already is covered by Original Issue Insurance of Secondary Market Insurance, the Fund is not required to additionally insure any such municipal security under any policy of Portfolio Insurance that the Fund may purchase.

  Portfolio Insurance policies are effective only as to municipal securities owned and held by the Fund, and do not cover municipal securities for which the contract for purchase fails. A "when-issued" municipal security will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" municipal security.

  In determining whether to insure municipal securities held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of municipal securities. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be non-cancellable and will remain in effect so long as the Fund is in existence, the municipal securities covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer generally will reserve the right at any time upon 90 days written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees of the Fund generally will reserve the right to terminate each policy upon seven days written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy shall terminate as to any municipal security that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such municipal security, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such municipal security, the policy will terminate as to such municipal security on the business day immediately following such payment date. Each policy will terminate as to all municipal securities covered thereby on the date on which the last of the covered municipal securities mature, are redeemed or are sold by the Fund.

  One or more policies of Portfolio Insurance may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a municipal security that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such municipal security. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a municipal security only if, in the opinion of the Adviser, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance. The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment of principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  Because each Portfolio Insurance policy will terminate as to municipal securities sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance will remain in effect as long as municipal securities covered thereby are outstanding, such insurance may enhance the marketability of such securities even when such securities are in default or in significant risk of default, but the exact effect, if any, on the marketability cannot be estimated. Accordingly, the Fund may determine to retain or, alternatively, to sell municipal securities covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  It is anticipated that certain of the municipal securities to be purchased by the Fund will be insured under policies obtained by persons other than the Fund. In instances in which the Fund purchases municipal securities insured under policies obtained by persons other than the Fund, the Fund does not pay the premiums for such policies; rather the cost of such policies may be reflected in a higher purchase price for such municipal securities. Accordingly, the yield on such municipal securities may be lower than that on similar uninsured municipal securities. Premiums for a Portfolio Insurance Policy generally are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities covered by the policy during the month. The yield on the Fund's portfolio is reduced to the extent of the insurance premiums paid by the Fund which, in turn, will depend upon the characteristics of the covered municipal securities held by the Fund. In the event the Fund were to purchase Secondary Market Insurance with respect to any municipal securities then covered by a Portfolio Insurance policy, the coverage and the obligation of the Fund to pay monthly premiums under such policy would cease with such purchase.


  There can be no assurance that insurance of the kind described above will continue to be available to the Fund. In the event that such insurance is no longer available or that the cost of such insurance outweighs the benefits to the Fund in the view of the Board of Trustees, the Board will consider whether to modify the investment policies of the Fund, which may require the approval of shareholders. In the event the claims-paying ability rating of an insurer of municipal securities in the Fund's portfolio were to be lowered from AAA by Standard and Poor's Ratings Group ("S&P"), Aaa by Moody's Investor Services, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical ratings organization

("NRSRO"), or if the Adviser anticipates such a lowering or otherwise does not believe an insurer's claims-paying ability merits its existing triple-A rating, the Fund could seek to obtain additional insurance from an insurer whose claims-paying ability is rated AAA by S&P, Aaa by Moody's or an equivalent rating by another NRSRO, or if the Adviser determines that the cost of obtaining such additional insurance outweigh the benefits, the Fund may elect not to obtain additional insurance. In making such determination, the Adviser will consider the cost of the additional insurance, the new claims-paying ability rating and financial condition of the existing insurer and the creditworthiness of the issuer or guarantor of the underlying municipal securities. The Adviser also may determine not to purchase additional insurance in such circumstances if it believes that the insurer is taking steps which will cause its triple-A claims paying ability rating to be restored promptly.



  Although the Adviser periodically reviews the financial condition of each insurer, there can be no assurance that the insurers will be able to honour their obligations under all circumstances. In that regard, it should be noted that the claims-paying abilities and debt ratings of several large insurers (at least one of which insured municipal securities) recently have been lowered by one or more of the nationally recognized securities rating agencies and that many insurers currently are experiencing adverse results in their investment portfolios. In addition, certain insurers' operations recently have been assumed by their state regulatory agencies. The Fund cannot predict the consequences of a state takeover of an insurer's obligations and, in particular, whether such an insurer (or its state regulatory agency) could or would honour all of the insurer's contractual obligations including any outstanding insurance contracts insuring the timely payment of principal and interest on municipal securities. The Fund cannot predict the impact which such events might have on the market values of such municipal security. In the event of a default by an insurer on its obligations with respect to any municipal securities in the Fund's portfolio, the Fund would look to the issuer or guarantor of the relevant municipal securities for payments of principal and interest and such issuer or guarantor may not be rated AAA by S&P, Aaa by Moody's or an equivalent rating by another NRSRO. Accordingly, the Fund could be exposed to greater risk of non-payment in such circumstances which could adversely affect the Fund's net asset value and the market price per Common Share. Alternatively, the Fund could elect to dispose of such municipal securities; however, the market prices for such municipal securities may be lower than the Fund's purchase price for them and the Fund could sustain a capital loss as a result.


  Although the insurance on municipal securities reduces financial or credit risk in respect of the insured obligations (i.e., the possibility that owners of the insured municipal securities will not receive timely scheduled payments of principal or interest), insured municipal securities remain subject to market risk
(i.e., fluctuations in market value as a result of changes in prevailing interest rates). Accordingly, insurance on municipal securities does not insure the market value of the Fund's assets or the net asset value or the market price for the Common Shares.

SPECIAL CONSIDERATIONS REGARDING FLORIDA MUNICIPAL SECURITIES

  GENERAL. As described in the Prospectus, except during temporary periods, the Fund will invest substantially all of its assets in Florida municipal securities. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of Florida municipal securities. In addition, the specific Florida municipal securities in which the Fund will invest are expected to change from time to time. The following information constitutes only a brief summary of some of the complex factors which may have an impact on the financial situation of issuers of Florida municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of Florida municipal securities may be subject and is not applicable to "conduit" obligations, such as industrial development revenue bonds, with respect to which the public issuer itself has no financial responsibility. Such information is derived from certain official statements of the State of Florida published in connection with the issuance of specific State of Florida securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and may not apply to all Florida municipal securities acquired by the Fund. The Fund assumes no responsibility for the completeness or accuracy of such information.

  Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of Florida municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local Florida issuers may be unrelated to the creditworthiness of obligations issued by the State of Florida, and there is no responsibility on the part of the State of Florida to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within Florida, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of Florida municipal securities.


  Florida state and local government obligations may be adversely affected by political and economic conditions and developments within the State of Florida and the nation as a whole. Florida's economic outlook is generally projected to reflect the national economic outlook, and is expected to experience steady if unspectacular growth over the next couple of years. The Florida constitution and statutes require a balanced budget, which may affect the ability of the State of Florida to issue and/or repay its obligations. In addition, various limitations on the State of Florida, its governmental agencies and its local governments, including school and special districts and authorities, may inhibit the ability of these issuers to repay existing indebtedness and issue additional indebtedness. The ability of such issuers to repay revenue bonds may also depend on the success of the capital projects to which they relate. The ability of such issuers to repay general obligation bonds will also depend on the success of such issuer maintaining its ad valorem tax base.


  INVESTMENT PRACTICES AND POLICIES OF ISSUERS OF FLORIDA MUNICIPAL
ISSUERS. Florida law does provide certain restrictions on the investment of funds for the State of Florida and its local governments; however, with respect to all municipalities and its charter counties, such restrictions may be limited by the constitutional home rule powers of such entities. Although the Florida municipal securities which may be purchased by the Fund will be insured, only those securities which are insured by Original Issuance Insurance will contain restrictions on investments imposed by the issuer of such insurance. Because statutory restrictions on investments and investment policies with respect to the investment of funds is limited by constitutional home rule powers, there can be no assurance as to whether any issuer will suffer losses as a result of investments or the magnitude or any such losses.


  POPULATION, INCOME AND EMPLOYMENT. Florida has experienced a large population growth. As of April 1, 1995, Florida ranks fourth with an estimated population of 14.7 million. Since the beginning of the eighties, Florida has surpassed Ohio, Illinois and Pennsylvania in total population. Because of the national recession, Florida's net in-migration declined to 138,000 in 1992, but migration has since recovered and reached 255,000 in 1996. The personal income of residents of Florida has been growing strongly the last several years and generally has historically outperformed both the nation as a whole and the southeast in particular. The State's economy since the early seventies has diversified in such a way as to provide a greater insulation from national economic downturns. The structure of income of residents of Florida differs from that of the nation and the southeast in that, due to a proportionately greater retirement age population, property income (dividends, interest and rent) and transfer payments (Social Security and pension benefits, among other sources of income) are an important source of income.



  Real personal income in Florida is estimated to increase at 5.2% and 3.7% for 1997-98 and 1998-99 respectively while real personal income per capita is projected to grow 3.2% in 1997-98 and 1.8% in 1998-99.



  Florida's economic dependence on the cyclical construction and construction related manufacturing sectors has declined over time. The service and trade sectors are Florida's largest employers. Presently, the State's service and trade sectors employment constitutes approximately 60% of the total non-farm employment. While structurally the southeast and the nation are endowed with a greater proportion of manufacturing jobs, which tend to pay higher wages, service jobs are less sensitive to business cycle swings.



  Historically, Florida's unemployment rate has generally tracked below that of the nation; however, beginning with the recession in the early 1990's, the trend reversed. Since 1995, the State's unemployment rate has again been below or about the same as the nations. The unemployment rate for Florida in 1997 was 4.8% while the rate in 1997 was 4.9%. Florida's unemployment rate is forecasted at 4.6% for fiscal year 1997-98 and 4.8% in 1998-99.

  TOURISM INDUSTRY. Tourism is one of Florida's most important industries. Approximately 47 million people visited the State in 1997. By the end of fiscal year 1998-99, 49.7 million domestic and international tourists are expected to have visited the State. In 1999-00 tourist arrivals should approximate 50.6 million.



  STATE FINANCIAL OPERATIONS. Financial operations of the State covering all receipts and expenditures are maintained through the use of four funds--the General Revenue Fund, Trust Funds, the Working Capital Fund, and the Budget Stabilization Fund. In fiscal year 1996-97, the State derived an estimated 67% of its total direct revenues to these funds from state taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. Major sources of tax revenues to the General Revenue Fund are the sales and use tax, corporate income tax, intangible personal property tax, beverage tax and estate tax, which amounted to 68%, 8%, 4%, 3% and 3% respectively, of the total General Revenue funds available. State expenditures are categorized for budget and appropriation purposes by type of fund and spending unit, which are further subdivided by line item. In fiscal year 1996-97, appropriations from the General Revenue Fund for education, health and welfare, and public safety amounted to approximately 53%, 26%, and 14%, respectively, of total General Revenues.


  The sales and use tax is the greatest single source of tax receipts in Florida. The sales tax is 6% of the sales price of tangible personal property sold at retail in the State. The use tax is at 6% of the cost price of tangible personal property when the same is not sold but is used, or stored for use, in the State. Slightly less than 10% of the sales tax is designated for local governments and is distributed to the respective counties in which collected for use by the county and the municipalities therein. In addition to this distribution, local governments may (by referendum) assess certain discretionary sales surtaxes within their county, for certain purposes, restricted as to amount. The proceeds of these surtaxes are required to be applied to the purposes for which such surtax is assessed.


  For the State fiscal year which ended June 30, 1997, receipts from the sales and use tax were $12,089 million, an increase of 5.5% from fiscal year 1995-96.



  The second largest source of State tax receipts, including those distributed to local governments, is the tax on motor fuels. Preliminary data show collections from this source in the State fiscal year ending June 30, 1997 were $2,012 million. However, these revenues are almost entirely trust funds dedicated for specific purposes and are not included in the State General Revenue Fund. Alcoholic beverage tax and license revenues totalled $447.2 million in the State fiscal year ended June 30, 1997. The receipts of corporate income tax for the State fiscal year ended June 30, 1997 were $1,362.3 million, an increase of 17.2% over the prior fiscal year. In November 1986, the voters of the State approved a constitutional amendment to allow the State to operate a lottery, the proceeds of which are required to be applied as follows: 50% to be returned to the public as prizes, at least 38% to be deposited in the Educational Enhancement Trust (for public education), and no more than 12% to be spent on the administrative cost of operating the lottery. State fiscal year 1996-97 produced gross revenues of $2.09 billion of which education received approximately $792.3 million.


  The State Constitution does not permit a personal income tax. An amendment to the State Constitution would be required to impose a personal income tax in the State.


  For fiscal year 1997-98, the estimated General Revenue plus Working Capital and Budget Stabilization funds available total $18,469.8 million, 10.3% increase over 1996-97.



  For fiscal year 1998-99, the estimated General Revenue plus Working Capital and Budget Stabilization funds available total $19,185.4 million, a 3.9% increase over 1997-98. The $7,627.0 million in Estimated Revenues represent a 4.4% increase over the analogous figure in 1997-98.



  LOCAL GOVERNMENT REVENUE SOURCES. County and municipal governments in Florida depend primarily upon ad valorem property taxes, and sales, motor fuels and other local excise taxes and miscellaneous revenue sources, including revenues from utilities services. Florida school districts derive substantially all of their revenues from local property taxes. The overall levels of revenues from these sources is in part dependent upon the local, state and national economy. Local government obligations held by the Fund may constitute general obligations or may be special obligations payable solely from one or more specified revenue sources. The ability of the local governments to repay their obligations on a timely basis will be dependent upon the continued strength of the revenues pledged and of the overall fiscal status of the local government.

  STATE CONSTITUTIONAL AMENDMENT LIMITING STATE REVENUES. An amendment to the Constitution of the State of Florida was approved by the voters of the State of Florida at the November 1994 general election. This amendment limits the amount of taxes, fees, licenses and charges imposed by the State Legislature and collected during any fiscal year to the amount of revenues allowed for the prior fiscal year, plus an adjustment for growth. Growth is defined as the amount equal to the average annual rate of growth in Florida personal income over the most recent twenty quarters times the state revenues allowed for the prior fiscal year. The revenues allowed for any fiscal year could be increased by a two-thirds vote of the Legislature. The limit was effective in the fiscal year 1995-1996. Excess revenues generated will initially be deposited in the budget stabilization fund until it is fully funded; any additional excess revenues will then be refunded to taxpayers. This amendment could limit the amount of actual revenues from which the State of Florida could appropriate funds, including funds appropriated to local governments. It is unclear at this point what effect, if any, this amendment would have on local government debt obligations payable from state revenues which may be subject to this amendment, such as state revenue sharing moneys or other state revenues distributed to local governments. Certain State of Florida debt obligations, which are not by their terms subject to appropriation, should not be affected, depending upon the language of the legislation authorizing the issuance of such obligations.

  OTHER FACTORS. Florida will continue to face enormous spending pressures well into the future. The large number of elderly residents will continue to demand health services, an area where cost escalation is significant, and the constant influx of people to Florida will continue to place sizable pressure on the State for infrastructure needs.

  The value of Florida municipal instruments may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal income tax rates, the supply of tax-exempt bonds, the credit quality and rating of the issues and perceptions with respect to the level of interest rates.

  There can be no assurance that there will not be a decline in economic conditions or that particular Florida municipal securities in the portfolio of the Fund will not be adversely affected by any such changes.

STRATEGIC TRANSACTIONS

  The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

  GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options;

(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange;
(v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other NRSRO. The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. In the event of exercise of a call option sold by the Fund with respect to securities not owned by the Fund, the Fund may be required to acquire the underlying security at a disadvantageous price in order to satisfy its obligation with respect to the call option.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Certain state securities laws to which the Fund may be subject may further restrict the Fund's ability to engage in transactions in futures contracts and related options. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities equal to the exercise price.

  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group (S&P) rating symbols and their meanings (as published by S&P) follows:

     1.  DEBT

          A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

          The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        The ratings are based, in varying degrees, on the following considerations:

        1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        2. Nature of and provisions of the obligation;

        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


    AAA         Debt rated 'AAA' has the highest rating assigned by S&P.
                Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB, B,      Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as
    CCC, CC, C  having significant speculative characteristics with respect to capacity to pay interest and repay principal. 'BB'
                indicates the lowest degree of speculation and 'C' the
                highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large
                uncertainties or large exposures to adverse conditions.

    BB Debt rated 'BB' has less vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

    B           Debt rated 'B' is more vulnerable to default than debt rated
                "BB" but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
                The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

    CCC Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

    CC Debt rating 'CC' is currently highly vulnerable to nonpayment. The rating 'CC' is also used for debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

    C The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but debt service payments are continued. The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating.

    CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.


           PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

    C The letter "c" indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

    I The letter "i" indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.

    L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

    P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.
                *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

  Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     2.  MUNICIPAL NOTES

          A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

          The following criteria will be used in making that assessment.

          -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

          -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

        Note rating symbols are as follows:

    SP-1        Strong or strong capacity to pay principal and interest.
                Issues determined to possess very strong characteristics are a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse Financial and economic changes over the term of the notes.

    SP-3        Speculative capacity to pay principal and interest.

     3.  COMMERCIAL PAPER

          A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     4.  TAX-EXEMPT DUAL RATINGS

          S&P assigns "dual" ratings to all municipal debt issues that have a demand or double feature as part of their provisions.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, 'SP-1+/A-1+').

  MOODY'S INVESTORS SERVICE, INC.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

     1.  LONG-TERM MUNICIPAL BONDS

    AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
                Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CON (..) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally and designated with the prefix "Con" followed by the rating in parentheses. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches the parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

    (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

    NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


          Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



          Should no rating be assigned, the reason may be one of the following:



          1. An application for rating was not received or accepted.



        2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



          3. There is a lack of essential data pertaining to the issue or issuer.



          4. The issue was privately placed, in which case the rating is not published in Moody's publications.



          Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis: if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


     2.  SHORT-TERM EXEMPT NOTES

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

          MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

          MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

     3.  TAX-EXEMPT COMMERCIAL PAPER

          Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, not does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

          Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

           -- Leading market positions in well established industries.

           -- High rates of return on funds employed.

           -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

           -- Broad margins in earning coverage of fixed financial charges and high internal cash generation.

           -- Well established access to a range of financial markets and assured sources of alternative liquidity.

          Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          Issuers rated Not Prime do not fall within any of the Prime rating categories.

         DESCRIPTION OF INSURANCE COMPANY CLAIMS PAYING ABILITY RATINGS

RATINGS OF INSURANCE COMPANY CLAIMS-PAYING ABILITY

  The claims-paying ability of insurance companies is rated by S&P and Moody's. Descriptions of these ratings are set forth below:

DESCRIPTION OF S&P'S RATINGS OF INSURANCE COMPANY CLAIMS-PAYING ABILITY

  AAA. Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

  AA. Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

  A. Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

  BBB. Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

Note: Plus (+) and minus (-) signs indicate relative standing within a category, and are not indications of likely upgrades or downgrades.

DESCRIPTION OF MOODY'S RATINGS OF INSURANCE COMPANY CLAIMS-PAYING ABILITY

  AAA. Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

  AA. Insurance companies rated Aa offer excellent financial security. Together with the Aaa group they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

  A. Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

  BAA. Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Note: Numeric modifiers are used to refer to the ranking within the group -- one being the highest and three being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.


                             TRUSTEES AND OFFICERS



     The tables below list the trustees and officers of the Fund and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor"), Van Kampen American Capital Advisors Corp., Van Kampen Merritt Equity Advisors Corp., Van Kampen American Capital Insurance Agency of Illinois, Inc., VK/AC System, Inc., Van Kampen American Capital Record Keeping Services, Inc., American Capital Contractual Services, Inc., Van Kampen American Capital Trust Company, Van Kampen American Capital Exchange Corporation, and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisers (excluding the Van Kampen American Capital Exchange Fund).

                                    TRUSTEES



                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee/Director of each of the
                                            funds in the Fund Complex.
Richard M. DeMartini*.....................  President and Chief Operating Officer, Individual Asset
Two World Trade Center                      Management Group, a division of Morgan Stanley Dean
66th Floor                                  Witter & Co. Mr. DeMartini is a Director of InterCapital
New York, NY 10048                          Funds, Dean Witter Distributors, Inc. and Dean Witter
Date of Birth: 10/12/52                     Trust Company. Trustee of the TCW/DW Funds. Director of
                                            the National Healthcare Resources, Inc. Formerly Vice
                                            Chairman of the Board of the National Association of
                                            Securities Dealers, Inc. and Chairman of the Board of the
                                            Nasdaq Stock Market, Inc. Trustee/Director of each of the
                                            funds in the Fund Complex.
Linda Hutton Heagy........................  Managing Partner of Heidrick & Stuggles, an executive
Sears Tower                                 search firm. Prior to 1997, Partner, Ray & Berndtson,
233 South Wacker Drive                      Inc., an executive recruiting and management consulting
Suite 7000                                  firm. Formerly, Executive Vice President of ABN AMRO,
Chicago, IL 60606                           N.A., a Dutch bank holding company. Prior to 1992,
Date of Birth: 06/03/48                     Executive Vice President of La Salle National Bank.
                                            Trustee on the University of Chicago Hospitals Board, The
                                            International House Board and the Women's Board of the
                                            University of Chicago. Trustee/Director of each of the
                                            funds in the Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation.
                                            Trustee/Director of each of the funds in the Fund
                                            Complex.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee/Director of each of
                                            the funds in the Fund Complex.
Don G. Powell*............................  Chairman and a Director of VKAC. Chairman and a Director
2800 Post Oak Blvd.                         of the Advisers and the Distributor. Chairman and a
Houston, TX 77056                           Director of ACCESS. Director or officer of certain other
Date of Birth: 10/19/39                     subsidiaries of VKAC. Chairman of the Board of Governors
                                            and the Executive Committee of the Investment Company
                                            Institute. Prior to November 1996, President, Chief
                                            Executive Officer and a Director of VKAC Holding.
                                            Trustee/Director of funds in the Fund Complex advised by
                                            Advisory Corp. and prior to July 1996, President, Chief
                                            Executive Officer and a Trustee of the funds in the Fund
                                            Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Phillip B. Rooney.........................  Vice Chairman and Director of The ServiceMaster Company,
One ServiceMaster Way                       a business and consumer services company. Director of
Downers Grove, IL 60515                     Illinois Tool Works, Inc., a manufacturing company; the
Date of Birth: 07/08/44                     Urban Shopping Centers Inc., a retail mall management
                                            company; and Stone Container Corp., a paper manufacturing
                                            company. Trustee, University of Notre Dame. Formerly,
                                            President and Chief Executive Officer, Waste Management,
                                            Inc., an environmental services company, and prior to
                                            that President and Chief Operating Officer, Waste
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex.

Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee/Director of each of the
                                            funds in the Fund Complex.

Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, and other open-end and closed-end funds advised
Date of Birth: 08/22/39                     by the Advisers or Van Kampen American Capital
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex, and other open-end and closed-end funds
                                            advised by the Advisers or Van Kampen American Capital
                                            Management, Inc.


---------------

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund. Messrs. DeMartini and Powell are interested persons of the Fund and the Advisers by reason of their position with Morgan Stanley Dean Witter & Co. and its affiliates.

                                    OFFICERS



     Messrs. McDonnell, Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.



                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Dennis J. McDonnell.........  President                     Executive Vice President and a Director of
  Date of Birth: 05/20/42                                   VKAC and VK/AC Holding, Inc. President,
                                                            Chief Operating Officer and a Director of
                                                            the Advisers, Van Kampen American Capital
                                                            Advisors, Inc., and Van Kampen American
                                                            Capital Management, Inc. President and a
                                                            Director of Van Kampen Merritt Equity
                                                            Advisors Corp. Prior to April of 1997, he
                                                            was a Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Prior to September of 1996,
                                                            Mr. McDonnell was Chief Executive Officer
                                                            and Director of MCM Group, Inc., McCarthy,
                                                            Crisanti & Maffei, Inc. and Chairman and
                                                            Director of MCM Asia Pacific Company,
                                                            Limited and MCM (Europe) Limited. Prior to
                                                            November 1996, Executive Vice President and
                                                            a Director of VKAC Holding. Prior to July
                                                            of 1996, Mr. McDonnell was President, Chief
                                                            Operating Officer and Trustee of VSM Inc.
                                                            and VCJ Inc. President of each of the funds
                                                            in the Fund Complex. President, Chairman of
                                                            the Board and Trustee of other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 06/25/56                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Prior to July of 1996, Mr.
                                                            Hegel was a Director of VSM Inc. Prior to
                                                            September of 1996, he was a Director of
                                                            McCarthy, Crisanti & Maffei, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel,
  Date of Birth: 07/29/53                                   Secretary and Director of VKAC and VK/AC
                                                            Holding, Inc. Mr. Nyberg is also Executive
                                                            Vice President, General Counsel and a
                                                            Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Executive Vice President,
                                                            General Counsel, Assistant Secretary and a
                                                            Director of the Advisers and the
                                                            Distributor, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Management, Inc., Van Kampen American
                                                            Capital Exchange Corporation, American
                                                            Capital Contractual Services, Inc. and Van
                                                            Kampen American Capital Trust Company.
                                                            Executive Vice President, General Counsel
                                                            and Assistant Secretary of ACCESS. Director
                                                            or officer of certain other subsidiaries of
                                                            VKAC. Prior to June of 1997, Director of
                                                            ICI Mutual Insurance Co., a provider of
                                                            insurance to members of the Investment
                                                            Company Institute. Prior to April of 1997,
                                                            he was Executive Vice President, General
                                                            Counsel and Director of Van Kampen Merritt
                                                            Equity Advisors Corp. Prior to July of
                                                            1996, Mr. Nyberg was Executive Vice
                                                            President and General Counsel of VSM Inc.
                                                            and Executive Vice President and General
                                                            Counsel of VCJ Inc. Prior to September of
                                                            1996, he was General Counsel of McCarthy,
                                                            Crisanti & Maffei, Inc. Vice President and
                                                            Secretary of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 04/20/42                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Vice President of each of
                                                            the funds in the Fund Complex and certain
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President and Director of
  Date of Birth: 11/10/44                                   VKAC, and VK/AC Holding Inc. Executive Vice
                                                            President of the AC Adviser and the
                                                            Distributor. President and a Director of
                                                            ACCESS. President and Chief Operating
                                                            Officer of Van Kampen American Capital
                                                            Record Keeping Services, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers and
  Date of Birth: 01/11/56     Financial Officer             Van Kampen American Capital Management,
                                                            Inc. Vice President and Chief Financial
                                                            Officer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.

Nicholas Dalmaso............  Assistant Secretary           Associate General Counsel and Assistant
  Date of Birth: 03/01/65                                   Secretary of VKAC. Vice President,
                                                            Associate General Counsel and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            Van Kampen American Capital Advisors, Inc.
                                                            and Van Kampen American Capital Management,
                                                            Inc. Assistant Secretary of each of the
                                                            funds in the Fund Complex and other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Vice President and a Senior Attorney of
  Date of Birth: 11/15/63                                   VKAC. Vice President and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            ACCESS, Van Kampen American Capital
                                                            Management, Inc., American Capital
                                                            Contractual Services, Inc., Van Kampen
                                                            American Capital Exchange Corporation and
                                                            Van Kampen American Capital Advisors, Inc.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC and
                                                            VKAC Holding, Inc. Senior Vice President,
                                                            Deputy General Counsel and Secretary of the
                                                            Advisers, the Distributor, ACCESS American
                                                            Capital Contractual Services, Inc., Van
                                                            Kampen American Capital Management, Inc.,
                                                            Van Kampen American Capital Exchange
                                                            Corporation, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Insurance Agency of Illinois, Inc., VKAC
                                                            System, Inc., Van Kampen American Capital
                                                            Record Keeping Services, Inc. and Van
                                                            Kampen Merritt Equity Advisors Corp. Prior
                                                            to April of 1997, Senior Vice President,
                                                            Deputy General Counsel and Secretary of Van
                                                            Kampen American Capital Services, Inc. and
                                                            Van Kampen Merritt Holdings Corp. Prior to
                                                            September of 1996, Mr. Martin was Deputy
                                                            General Counsel and Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc., and prior to July
                                                            of 1996, he was Senior Vice President,
                                                            Deputy General Counsel and Secretary of VSM
                                                            Inc. and VCJ Inc. Assistant Secretary of
                                                            each of the funds in the Fund Complex and
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.

Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers, the Distributor, Van Kampen
                                                            American Capital Management, Inc. and Van
                                                            Kampen American Capital Advisors, Inc.
                                                            Prior to September of 1996, Mr. Wetherell
                                                            was Assistant Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.

Steven M. Hill..............  Assistant Treasurer           Vice President of the Advisers. Assistant
  Date of Birth: 10/16/64                                   Treasurer of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Michael Robert Sullivan.....  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.



  Each trustee/director holds the same position with each of the funds in the Fund Complex. As of the date of this Statement of Additional Information, there are 64 operating funds in the Fund Complex. For purposes of the following compensation and benefits discussion, the Fund Complex is divided into the following three groups: the funds advised by Asset Management (the "AC Funds"), the funds advised by Advisory Corp. excluding funds organized as series of the Morgan Stanley Fund, Inc. (the "VK Funds") and the funds advised by Advisory Corp. organized as series of the Morgan Stanley Fund, Inc. (the "MS Funds"). Each trustee/director who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan

Stanley Dean Witter & Co. (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees/directors to defer receipt of their compensation and earn a return on such deferred amounts. Deferring compensation has the economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.



     The trustees recently reviewed and adopted a standardized compensation and benefits program for each fund in the Fund Complex. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes an annual retainer in an amount equal to $50,000 per calendar year, due in four quarterly installments on the first business day of each quarter. Payment of the annual retainer is allocated among the funds in the Fund Complex (except the money market series of the MS Funds) on the basis of the relative net assets of each fund as of the last business day of the preceding calendar quarter. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes a per meeting fee from each fund in the Fund Complex (except the money market series of the MS Funds) in the amount of $200 per quarterly or special meeting attended by the Non-Affiliated Trustee, due on the date of the meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



     For each AC Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the AC Funds includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



     For each VK Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from each VK Fund includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



     For the period from July 2, 1997 up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the MS Funds was based generally on the compensation amounts and methodology used by such funds prior to their joining the current Fund Complex on July 2, 1997. Each trustee/director was elected as a director of the MS Funds on July 2, 1997. Prior to July 2, 1997, the MS Funds were part of another fund complex (the "Prior Complex") and the former directors of the MS Funds were paid an aggregate fee allocated among the funds in the Prior Complex that resulted in individual directors receiving total compensation between approximately $8,000 to $10,000 from the MS Funds during such funds' last fiscal year.

     Under the deferred compensation plan, each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



     Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from such Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such retirement from such Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from such Fund. Each trustee/director has served as a member of the Board of Trustees of the Fund since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.



     Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.



                               COMPENSATION TABLE



                                                                                           FUND COMPLEX
                                                                    ----------------------------------------------------------
                                                                         AGGREGATE            AGGREGATE             TOTAL
                         YEAR FIRST                                     PENSION OR        ESTIMATED MAXIMUM     COMPENSATION
                        APPOINTED OR      AGGREGATE COMPENSATION    RETIREMENT BENEFITS    ANNUAL BENEFITS     BEFORE DEFERRAL
                       ELECTED TO THE    BEFORE DEFERRAL FROM THE   ACCRUED AS PART OF    FROM THE FUND UPON      FROM FUND
       NAME(1)              BOARD                FUND(2)                EXPENSES(3)         RETIREMENT(4)        COMPLEX(5)
       -------         --------------    ------------------------   -------------------   ------------------   ---------------
J. Miles Branagan           1991                  $3,000                  $30,328              $60,000            $111,197
Linda Hutton Heagy          1995                   3,000                    3,141               60,000             111,197
R. Craig Kennedy            1995                   3,000                    2,229               60,000             111,197
Jack E. Nelson              1995                   3,000                   15,820               60,000             104,322
Jerome L. Robinson*         1995                   3,000                   32,020               15,750             107,947
Phillip B. Rooney**         1997                   2,250                        0               60,000              74,697
Dr. Fernando Sisto          1973                   3,000                   60,208               60,000             111,197
Wayne W. Whalen             1995                   3,000                   10,788               60,000             111,197


---------------

 * Mr. Robinson retired from the Board of Trustees on December 31, 1997.



** Mr. Phillip B. Rooney became a member of the Board of Trustees effective April 14, 1997 and thus does not have a full fiscal year of information to report.



(1) Messrs. DeMartini, McDonnell and Powell, also trustees of the Fund during all or a portion of the Fund's last fiscal year, are not included in the compensation table because they are not eligible for compensation or retirement benefits from the Fund. Mr. McDonnell resigned as a Trustee of the Fund, effective May 31, 1997.



(2) The amounts shown in this column represent the Aggregate Compensation before Deferral with respect to the Fund's fiscal year ended December 31, 1997. The detail of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. The details of amounts deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The details of cumulative deferred compensation (including interest) owed to current Trustees by each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the sum of the retirement benefits expected to be accrued by the operating investment companies in the Fund Complex for their respective fiscal years ended in 1997. The retirement plan is described above the Compensation Table.



(4) For Mr. Robinson, this is the sum of the actual annual benefits payable by the operating investment companies in the Fund Complex as of the date of their retirement for each year of the 10-year period since such trustee's retirement. For the remaining trustees, this is the sum of the estimated maximum annual benefits payable by the operating investment companies in the Fund Complex for each year of the 10-year period commencing in the year of such trustee's anticipated retirement. The Retirement Plan is described above the Compensation Table. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table D below.



(5) The amounts shown in this column represent the aggregate compensation paid by all operating investment companies in the Fund Complex as of December 31, 1997 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1997. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Mr. Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $268,447 during the calendar year ended December 31, 1997.



  As of April 2, 1998, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

                                                                         TABLE A

           1997 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES



                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund.........  12/31     $ 3,000    $ 3,000   $ 3,000   $ 3,000   $ 3,000    $ 2,250   $ 3,000   $ 3,000
 Tax Free High Income Fund............  12/31       3,000      3,000     3,000     3,000     3,000      2,250     3,000     3,000
 California Insured Tax Free Income
   Fund...............................  12/31       3,000      3,000     3,000     3,000     3,000      2,250     3,000     3,000
 Municipal Income Fund*...............  12/31       4,125      4,125     4,125     4,125     4,125      3,250     4,125     4,125
 Intermediate Term Municipal Income
   Fund...............................  12/31       3,000      3,000     3,000     3,000     3,000      2,250     3,000     3,000
 Florida Insured Tax Free Income
   Fund...............................  12/31       3,000      3,000     3,000     3,000     3,000      2,250     3,000     3,000
 New York Tax Free Income Fund........  12/31       1,125      1,125     1,125     1,125     1,125      1,000     1,125     1,125
   Trust Total........................             20,250     20,250    20,250    20,250    20,250     15,500    20,250    20,250



 *Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which merged with and into Municipal Income Fund in November 1997.


                                                                         TABLE B


      1997 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES



                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund........   12/31     $ 3,000    $ 3,000   $ 1,500   $ 3,000   $ 3,000    $ 1,500   $ 1,500   $ 3,000
 Tax Free High Income Fund...........   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 California Insured Tax Free Fund....   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 Municipal Income Fund...............   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 Intermediate Term Municipal Income
   Fund..............................   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 Florida Insured Tax Free Income
   Fund..............................   12/31       3,000      3,000     1,500     3,000     3,000      1,500     1,500     3,000
 New York Tax Free Income Fund.......   12/31       1,125      1,125       563     1,125     1,125        875       563     1,125
 New Jersey Tax Free Income Fund.....   12/31       1,125      1,125       563     1,125     1,125        875       563     1,125
   Trust Total.......................              20,250     20,250    10,126    20,250    20,250     10,750    10,126    20,250



                                                                         TABLE C


        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST
                                AND EACH SERIES


                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund.........  12/31     $ 4,324    $ 6,482   $11,233   $15,086   $14,485    $ 1,513   $ 3,180   $12,966
 Tax Free High Income Fund............  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 California Insured Tax Free Fund.....  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 Municipal Income Fund*...............  12/31       5,170      7,878    14,033    19,758    18,928      1,765     8,110    17,020
 Intermediate Term Municipal Income
   Fund...............................  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 Florida Insured Tax Free Income
   Fund...............................  12/31       4,324      6,482     6,853    10,650    10,391      1,513     1,622     9,946
 New York Tax Free Income Fund........  12/31       1,487      1,181     3,118     4,223     4,049        891       591     3,586
   Trust Total........................             28,277     41,469    68,936    94,975    91,308     10,221    18,369    82,416



 *Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which merged with and into Municipal Income Fund in November 1997.



                                                                         TABLE D


          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST

                                                                                         TRUSTEE
                                                        -------------------------------------------------------------------------
FUND NAME                                               BRANAGAN   HEAGY    KENNEDY   NELSON   ROONEY   ROBINSON   SISTO   WHALEN
---------                                               --------   -----    -------   ------   ------   --------   -----   ------
  Insured Tax Free Income Fund.........................   1995      1995     1993      1984     1997      1992     1995     1984
  Tax Free High Income Fund............................   1995      1995     1993      1985     1997      1992     1995     1985
  California Insured Tax Free Income Fund..............   1995      1995     1993      1985     1997      1992     1995     1985
  Municipal Income Fund................................   1995      1995     1993      1990     1997      1992     1995     1990
  Intermediate Term Municipal Income Fund..............   1995      1995     1993      1993     1997      1993     1995     1993
  Florida Insured Tax Free Income Fund.................   1995      1995     1994      1994     1997      1994     1995     1994
  New Jersey Tax Free Income Fund......................   1995      1995     1994      1994     1997      1994     1995     1994
  New York Tax Free Income Fund........................   1995      1995     1994      1994     1997      1994     1995     1994

  As of April 1, 1998, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:



                                                 AMOUNT OF
                                                OWNERSHIP AT    CLASS OF   PERCENTAGE
         NAME AND ADDRESS OF HOLDER            APRIL 1, 1998     SHARES    OWNERSHIP
         --------------------------            --------------   --------   ----------
First Union Brokerage Services                     12,906          C         18.70%
  William J Grant and
  A/C 3823-5816
  11111 Country River Road
  Parrish, FL 34219-9055
Prudential Securities Inc. FBO                      7,898          C         11.44%
  Mr. John A Guthlein
  221 NE Plantation Road Apt 414
  Stuart, FL 34996-4469
First Union Brokerage Services                      6,483          C          9.39%
  Leland D Johansen Jr
  A/C 4566-2681
  8501 US Highway 19 North
  Pinellas Park, FL 33781-1714
John R Reiss                                        6,436          C          9.33%
  4700 S Barna Avenue #703
  Titusville, FL 32780
D Jerry Sall                                        6,374          C          9.24%
  7900 Tatum Waterway Dr #301
  Miami Beach, FL 33141-1939
Ilene B Haym                                        4,142          C          6.00%
  7021 Galleon Cove Cir
  Palm Beach Gardens, FL 33418


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") The Adviser is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Service Inc.).


  The Adviser, Van Kampen American Capital Distributors, Inc. (the "Distributor") and ACCESS Investors Services, Inc. ("ACCESS") are wholly-owned subsidiaries of Van Kampen American Capital, Inc. ("VKAC"), which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  The investment advisory agreement between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as officers of the Fund and trustees of the Trust if duly elected to such positions.

  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The agreement will continue in effect from year to year if specifically approved by the Trustees of the Trust, of which the Fund is a separate series (or by the Fund's shareholders), and by the disinterested trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days' written notice by either party thereto and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any state in which the Fund's shares are offered for sale. Currently, the most stringent limit in any state would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million, and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.


  For the years ended December 31, 1997, 1996 and 1995, the Fund paid no advisory expenses.


OTHER AGREEMENTS


  ACCOUNTING SERVICES AGREEMENT. The Fund has also entered into an accounting services agreement pursuant to which Asset Management provides accounting services to the Fund. The Fund shares together with the other Van Kampen American Capital mutual funds in the cost of providing such services, with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such cost based proportionally on their respective net assets per fund.



  For the years ended December 31, 1997, 1996 and 1995 the Fund paid expenses of approximately $0, $0 and $0, respectively, representing the Asset Management's and its affiliates' cost of providing accounting services.


  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: accurate maintenance of the fund's minute books and records, preparation and oversight of the fund's regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.


  For the years ended December 31, 1997, 1996 and 1995 the Fund paid no legal services expenses.

                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 West Franklin Street, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund, or the Adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Fund's Adviser may take into consideration that certain firms have sold or are selling shares of the Fund and that certain firms provide market, statistical or other research information to the Fund and the Adviser, and may select firms that are affiliated with the Fund, the Adviser, or its distributor and other principal underwriters.

  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security), than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Fund's Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of such services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information such as that set forth to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and (iii) may select firms that are affiliated with the Fund, its investment adviser or its distributor or other principal underwriters. If purchases or sales of securities of the Fund and of one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and other investment companies and clients and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the trustees of the Trust, of which the Fund is a separate series.

  The trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission given to affiliated brokers.

  State securities laws may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.


  During the year ended December 31, 1997, the Fund did not pay brokerage commissions on transactions to brokers selected primarily on the basis of research services provided to the Adviser.



  Effective October 31, 1996, Morgan Stanley Group Inc. ("Morgan Stanley") became an affiliate of the Adviser. Effective May 31, 1997, Dean Witter Discover & Co. ("Dean Witter") became an affiliate of the Adviser. The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.



  The Fund paid the following commissions to these brokers during the periods shown:



                                                                        AFFILIATED BROKERS
                                                                        -------------------
                                                                          MORGAN      DEAN
                                                              BROKERS    STANLEY     WITTER
                                                              -------   ----------   ------
Fiscal year 1995............................................  $     0      N/A        N/A
Fiscal year 1996............................................        0      N/A        N/A
Fiscal year 1997............................................    2,232        0          0
Fiscal year 1997 Percentages:
  Commissions with affiliate to total commissions...........       --      N/A        N/A
  Value of brokerage transactions with affiliate to total
     transactions...........................................       --      N/A        N/A


                             TAX STATUS OF THE FUND

  The Trust and any of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund intends to qualify each year and to elect to be treated as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of long-term capital gains over net short-term capital losses) in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.

  The table below illustrates approximate equivalent taxable and tax-free yields at the 1997 federal individual income tax rates in effect on the date of this Statement of Additional Information, including the 36% and 39.6% rates enacted in August 1993 as part of the Revenue Reconciliation Act of 1993.

  The table shows, for example, that a couple with a taxable income of $90,000, or a single individual with a taxable income of $55,000, whose investments earn a 6% tax-free yield, would have to earn approximately an 8.3% taxable yield at current federal income tax rates to receive the same benefit.

  The State of Florida imposes no income tax on individuals; accordingly, the table reflects only the exemption from Federal income taxes. The table does not reflect the exemption of shares of the Fund from the

State's intangible tax; accordingly, Florida residents subject to such tax would need a somewhat higher taxable return than those shown to equal the tax-exempt return of the Florida Fund.


                    1998 FEDERAL TAXABLE VS. TAX-FREE YIELDS



                                                                 TAXABLE EQUIVALENT ESTIMATED CURRENT RETURN
     SINGLE             JOINT          TAX     -------------------------------------------------------------------------------
     RETURN            RETURN        BRACKET   3.5%   4.0%   4.5%   5.0%   5.5%   6.0%   6.5%    7.0%    7.5%    8.0%    8.5%
----------------   ---------------   -------   ----   ----   ----   ----   ----   ----   -----   -----   -----   -----   -----
$             0-
          25,350          0-42,350    15.00%   4.12%  4.71%  5.29%  5.88%  6.47%  7.06%   7.65%   8.24%   8.82%   9.41%  10.00%
   25,350-61,400    42,350-102,300    28.00%   4.86   5.56   6.25   6.94   7.64   8.33    9.03    9.72   10.42   11.11   11.81
  61,400-128,100   102,300-155,950    31.00%   5.07   5.80   6.52   7.25   7.97   8.70    9.42   10.14   10.87   11.59   12.32
 128,100-278,450   155,950-278,450    36.00%   5.47   6.25   7.03   7.81   8.59   9.38   10.16   10.94   11.72   12.50   13.28
    Over 278,450      Over 278,450    39.60%   5.79   6.62   7.45   8.28   9.11   9.93   10.76   11.59   12.42   13.25   14.07


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts. VKAC manages or supervises more than $57 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country. Each of our high yield analysts, based either in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered continuously through Van Kampen American Capital Distributors, Inc. The Distributor is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("VKAC") which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management, Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.



  Total underwriting commissions on the sale of shares of the Fund for the last three fiscal periods are shown in the chart below.



                                                                                       AMOUNTS
                                                               TOTAL UNDERWRITING      RETAINED
                                                                  COMMISSIONS       BY DISTRIBUTOR
                                                               ------------------   --------------
Fiscal Year Ended December 31, 1995.........................        $32,048            $243,290
Fiscal Year Ended December 31, 1996.........................        $18,660            $143,174
Fiscal Year Ended December 31, 1997.........................        $15,284            $128,317

                         DISTRIBUTION AND SERVICE PLANS

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of shares. The Distribution Plan and Service Plan sometimes are referred to herein collectively as the "Plans". The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Plans are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor, and sub-agreements between the Distributor and members of the NASD acting as securities dealers and NASD members or eligible non-members acting as brokers or agents and similar agreements between the Fund and financial intermediaries acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."

  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Plans and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


  For the fiscal year ending December 31, 1997, the Fund's aggregate expenses under the Class A Plan were $56,042, or 0.25% of the Class A shares' average net assets. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Class B Plan were $200,352, or 1.00%, of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $151,132 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $49,220 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Class B Plan. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Class C Plan were $4,470 or 1,00% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $1,331 for the commissions and transactions fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $3,139 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Class C Plan.



                                 TRANSFER AGENT



  During the fiscal years ended December 31, 1995, 1996 and 1997, ACCESS, shareholder service agent and dividend disbursing agent for the Fund, received no fees for these services. The transfer agency prices are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.



                                 LEGAL COUNSEL


  Counsel to the Fund are Skadden, Arps, Slate, Meagher & Flom (Illinois) and Squire, Sanders & Dempsey L.L.P. of Jacksonville, Florida.

                            PERFORMANCE INFORMATION

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

  The Fund's yield quotation is determined on a monthly basis with respect to the immediately preceding 30 day period, and yield is computed by dividing the Fund's net investment income per share of a given class earned during such period by the Fund's maximum offering price (including, with respect to the Class A Shares, the maximum initial sales charge) per share of such class on the last day of such period. The Fund's net investment income per share is determined by taking the interest attributable to a given class of shares earned by the Fund during the period, subtracting the expenses attributable to a given class of shares accrued for the period (net of any reimbursements), and dividing the result by the average daily number of the shares of each class outstanding during the period that were entitled to receive dividends. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period. Yield will be computed separately for each class of shares. Class B Shares redeemed during the first seven years after their issuance and Class C Shares redeemed during the first year after their issuance may be subject to a contingent deferred sales charge in a maximum amount equal to 4.00% and 1.00%, respectively, of the lesser of the then current net asset value of the shares redeemed or their initial purchase price from the Fund. Yield quotations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of the Fund's yield. The Fund's tax-equivalent yield quotation for a 30 day period as described above is computed by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of the Fund's yield, if any, that is not tax-exempt.

  The Fund calculates average compounded total return by determining the redemption value (less any applicable contingent deferred sales charge) at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a given class of shares of the Fund (less the maximum sales charge, if any) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage. Average compounded total return will be computed separately for each class of shares.

  Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share of a given class can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.

  The Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of each class of shares of the Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in a given class of shares of the Fund at a given time, deducting the maximum initial sales charge, if any, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each class of shares.

Non-standardized total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge with respect to the CDSC imposed at the time of redemption were reflected, it would reduce the performance quoted.

CLASS A SHARES


  The average annualized total return, including payment of the sales charge, with respect to the Class A Shares for (i) the one year period ended December 31, 1997 was 3.57% and (ii) the approximately three year, five month period from July 29, 1994 (the commencement of investment operations of the Fund) through December 31, 1997 was 6.44%.



  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.78%. The tax-equivalent yield with respect to the Class A Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 5.91%. The Fund's current distribution rate with respect to the Class A Shares for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.74%. The Fund's taxable equivalent distribution rate with respect to the Class A Shares for the month ending December 31, 1997 was 7.41%.



  The Class A Shares cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1997 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 23.87%.



  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1997 was 30.02%.


CLASS B SHARES


  The average annualized total return, including payment of the CDSC, with respect to the Class B Shares for (i) the one year period ended December 31, 1997 was 3.91% and (ii) the approximately three year, five month period of July 29, 1994 (commencement of investment operations of the Fund) through December 31, 1997 was 6.55%.



  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.19%. The tax-equivalent yield with respect to the Class B Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 4.98%. The Fund's current distribution rate with respect to the Class B Shares for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.24%. The Fund's taxable equivalent distribution rate with respect to the Class B Shares for the month ending December 31, 1997 was 6.63%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1997 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 24.30%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1997 was 26.80%.


CLASS C SHARES


  The average annualized total return, including payment of the CDSC, with respect to the Class C Shares for (i) the one year period ended December 31, 1997 was 6.97% and (ii) the approximately three year, five month period from July 29, 1994 (the commencement of investment operations of the Fund) through December 31, 1997 was 7.23%.

  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.21%. The tax-equivalent yield with respect to the Class C shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 5.02%. The Fund's current distribution rate with respect to the Class C Shares for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.24%. The Fund's taxable equivalent distribution rate with respect to the Class C Shares for the month ending December 31, 1997 was 6.63%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1997 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 27.04%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1997 was 27.04%.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of
Van Kampen American Capital Florida Insured Tax Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital Florida Insured Tax Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Florida Insured Tax Free Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Chicago, Illinois
February 4, 1998

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                       Description                     Coupon   Maturity  Market Value
-------------------------------------------------------------------------------------------
         MUNICIPAL BONDS  103.5%
         FLORIDA  100.8%
$2,750   Alachua Cnty, FL Sch Brd Ctfs Partn (AMBAC Insd)
         (a)..............................................   5.000%  07/01/18  $ 2,729,100
   465   Brevard Cnty, FL Hsg Fin Auth Single Family Mtg
         Rev (GNMA Collateralized)........................   6.650   09/01/21      497,527
   650   Brevard Cnty, FL Sales Tax Rev (MBIA Insd).......   5.750   12/01/13      696,222
 1,000   Brevard Cnty, FL Sch Brd Ctfs Partn Ser A (AMBAC
         Insd) (b)........................................   5.400   07/01/12    1,071,910
   500   Broward Cnty, FL Hsg Fin Auth Single Family Mtg
         Rev Rfdg Ser A (GNMA Collateralized).............   6.100   10/01/19      528,740
   750   Broward Cnty, FL Hsg Fin Auth Single Family Mtg
         Rev Rfdg Ser A (GNMA Collateralized).............   6.200   04/01/30      792,885
   500   Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Ser
         A Rfdg (FSA Insd)................................   6.500   08/15/12      548,760
 1,000   Dade Cnty, FL Aviation Rev Ser B (MBIA Insd).....   5.600   10/01/26    1,043,420
 1,000   Dade Cnty, FL Edl Fac Auth Rev Univ of Miami Ser
         B (MBIA Insd)....................................   5.750   04/01/20    1,057,030
   980   Dade Cnty, FL Sch Brd Ctfs Partn Ser A (MBIA
         Insd)............................................   5.750   05/01/08    1,055,872
   500   Dade Cnty, FL Sch Brd Ctfs Partn Ser A (MBIA
         Insd)............................................   6.000   05/01/14      538,285
 2,000   Dade Cnty, FL Seaport Rfdg (MBIA Insd)...........   5.125   10/01/21    1,982,200
   750   Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)......   5.375   10/01/16      770,137
   900   Daytona Beach, FL Wtr & Swr Rev Rfdg (AMBAC
         Insd)............................................   5.750   11/15/10      961,983
   400   Florida Hsg Fin Agy Hsg Reserves at Kanapaha Ser
         G (AMBAC Insd)...................................   5.600   07/01/27      407,816
 2,500   Florida St Brd Edl Cap Outlay Pub Edl Ser C (MBIA
         Insd)............................................   5.600   06/01/20    2,589,750
 1,750   Florida St Brd Regt Univ Sys Impt Rev (MBIA
         Insd)............................................   5.625   07/01/19    1,834,140
 1,750   Florida St Division Bond Fin Dept Genl Svcs Rev
         (AMBAC Insd) ....................................   5.000   07/01/12    1,774,990
   250   Greater Orlando Aviation Auth Orlando FL Arpt
         Facs Rev (FGIC Insd).............................   5.250   10/01/23      250,088
   500   Hillsborough Cnty, FL Hosp Auth Hosp Rev Tampa
         Genl Hosp Proj Rfdg (FSA Insd)...................   6.375   10/01/13      545,945
   750   Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl
         Rev Tampa Elec Co Proj Rfdg (MBIA Insd)..........   6.250   12/01/34      833,520
 1,300   Indian River Cnty, FL Hosp Rev Rfdg (FSA Insd)...   5.700   10/01/15    1,395,446
 1,000   Indian River Cnty, FL Hosp Rev Rfdg (FSA Insd)...   6.100   10/01/18    1,102,090
 1,000   Jacksonville, FL Elec Auth Rev Saint John's Pwr-2
         Ser 7 Rfdg (MBIA Insd) (b).......................   5.500   10/01/14    1,032,350
   700   Jacksonville, FL Hlth Fac Auth Hosp Rev Baptist
         Med Cent Proj Ser A Rfdg (Prerefunded @ 06/01/99)
         (MBIA Insd)......................................   7.300   06/01/19      746,130
   750   Jacksonville, FL Hlth Fac Auth Hosp Rev Charity
         Oblig Group Ser A (MBIA Insd)....................   5.250   08/15/17      759,990
 1,000   Jacksonville, FL Wtr & Swr Rev United Wtr FL Proj
         (AMBAC Insd) (b).................................   6.350   08/01/25    1,104,730

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                       Description                     Coupon   Maturity  Market Value
-------------------------------------------------------------------------------------------
         FLORIDA (CONTINUED)
$ 250    Lakeland, FL Hosp Sys Rev Lakeland Regl Med Cent
         Ser A Rfdg (MBIA Insd)...........................   5.000%  11/15/17  $   246,915
  965    Lee Cnty, FL Hsg Fin Auth Single Family Mtg Rev
         Multi-Cnty Pgm Ser A (GNMA Collateralized) (b)...   7.450   09/01/27    1,092,660
  980    Manatee Cnty, FL Hsg Fin Auth Mtg Rev
         (GNMA Collateralized) (b)........................   6.875   11/01/26    1,088,006
  890    Martin Cnty, FL Cons Util Sys Rev Rfdg & Impt
         (FGIC Insd)......................................   5.750   10/01/08      971,070
  750    Martin Cnty, FL Indl Dev Auth Indl Dev Rev
         Indiantown Cogeneration Proj A Rfdg..............   7.875   12/15/25      877,852
  545    Melbourne, FL Arpt Rev Rfdg (MBIA Insd)..........   6.250   10/01/18      614,874
  500    Miramar, FL Wastewater Impt Assmt Rev (FGIC
         Insd)............................................   6.750   10/01/25      565,405
2,000    Naples, FL Hosp Rev Naples Cmnty Hosp Inc (MBIA
         Insd)............................................   5.500   10/01/26    2,060,400
1,250    North Broward, FL Hosp Dist Rev Rfdg & Impt (MBIA
         Insd)............................................   5.375   01/15/24    1,266,075
  775    Orange Cnty, FL Hsg Fin Auth Single Family Mtg
         Rev (GNMA Collateralized)........................   6.550   10/01/21      826,933
1,680    Orange Cnty, FL Sch Brd Ctfs Partn Ser A (MBIA
         Insd)............................................   5.375   08/01/17    1,720,656
  900    Orange Cnty, FL Tourist Dev Tax Rev Ser B
         (Prerefunded @ 10/01/02) (AMBAC Insd)............   6.500   10/01/19    1,005,480
  750    Palm Beach Cnty, FL Hlth Fac Auth Rev Abbey
         Delray South Proj Rfdg...........................   5.500   10/01/11      757,080
1,550    Palm Beach Cnty, FL Hlth Fac Auth Rev Retirement
         Cmnty............................................   5.625   11/15/20    1,592,408
  450    Palm Beach Cnty, FL Hlth Fac Auth Rev Waterford
         Proj Rfdg........................................   5.500   10/01/15      454,248
  500    Palm Beach Cnty, FL Rev N Cnty Courthouse
         Expansion (FSA Insd).............................   5.000   12/01/17      497,545
  750    Palm Beach Cnty, FL Sch Brd Ctfs Partn Ser A
         (Prerefunded @ 08/01/04) (AMBAC Insd)............   6.375   08/01/15      846,757
  250    Pinellas Cnty, FL Edl Fac Auth Rev College Harbor
         Proj Ser B.......................................   6.500   12/01/14      268,775
1,000    Polk Cnty, FL Indl Dev Auth Tampa Elec Co Proj...   5.850   12/01/30    1,047,720
1,000    Santa Rosa Bay Brdg Auth FL Rev..................   6.250   07/01/28    1,068,280
  750    Sarasota Cnty, FL Util Sys Rev (Prerefunded @
         10/01/04) (FGIC Insd)............................   6.500   10/01/14      859,687
2,450    Seminole Cnty, FL Sch Brd Ctfs Partn Ser A (AMBAC
         Insd)............................................   5.000   07/01/17    2,439,416
1,000    Volusia Cnty, FL Edl Fac Auth Rev Stetson Univ
         Proj Ser A (MBIA Insd)...........................   5.500   06/01/26    1,031,970
  500    Volusia Cnty, FL Hlth Fac Auth Rev Hosp Fac Mem
         Hlth Rfdg & Impt (AMBAC Insd)....................   5.750   11/15/13      539,020
1,000    Volusia Cnty, FL Hlth Fac Auth Rev John Knox Hlth
         Care Rfdg (Asset Gty Insd).......................   6.000   06/01/17    1,066,570
                                                                               -----------
                                                                                53,456,858
                                                                               -----------

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                       Description                     Coupon   Maturity  Market Value
-------------------------------------------------------------------------------------------
         PUERTO RICO  2.7%
$ 670    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser V
         Rfdg.............................................   6.625%  07/01/12  $   737,945
  650    Puerto Rico Pub Bldgs Auth Gtd Pub Edl & Hlth Fac
         Ser M Rfdg (FSA Insd)............................   5.750   07/01/15      687,537
                                                                               -----------
                                                                                 1,425,482
                                                                               -----------
TOTAL LONG-TERM INVESTMENTS  103.5%
  (Cost $51,234,398).........................................................   54,882,340
LIABILITIES IN EXCESS OF OTHER ASSETS  (3.5%)................................   (1,838,297)
                                                                               -----------
NET ASSETS  100.0%...........................................................  $53,044,043
                                                                               ===========

(a) Securities purchased on a when issued or delayed delivery basis.

(b) Assets segregated as collateral for when issued or delayed delivery purchase commitments and open futures transactions.

    AMBAC--AMBAC Indemnity Corporation
    BIGI--Bond Investor Guaranty Inc.
    Connie Lee--Connie Lee Insurance Company
    FGIC--Financial Guaranty Insurance Company
    FSA--Financial Security Assurance Inc.
    MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $51,234,398)........................  $54,882,340
Cash........................................................      999,140
Receivables:
  Investments Sold..........................................      988,745
  Interest..................................................      768,988
  Fund Shares Sold..........................................      170,584
Unamortized Organizational Costs............................       21,998
Other.......................................................        3,221
                                                              -----------
      Total Assets..........................................   57,835,016
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    4,430,808
  Income Distributions......................................      108,097
  Distributor and Affiliates................................       97,848
  Variation Margin on Futures...............................        2,813
Accrued Expenses............................................       88,114
Trustees' Deferred Compensation and Retirement Plans........       63,293
                                                              -----------
      Total Liabilities.....................................    4,790,973
                                                              -----------
NET ASSETS..................................................  $53,044,043
                                                              ===========
NET ASSETS CONSIST OF:
Capital.....................................................  $50,004,228
Net Unrealized Appreciation.................................    3,637,769
Accumulated Undistributed Net Investment Income.............       (4,556)
Accumulated Net Realized Loss...............................     (593,398)
                                                              -----------
NET ASSETS..................................................  $53,044,043
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
      net assets of $29,347,021 and 1,887,297 shares of
      beneficial interest issued and outstanding)...........  $     15.55
    Maximum sales charge (4.75%* of offering price).........          .78
                                                              -----------
    Maximum offering price to public........................  $     16.33
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
      net assets of $22,501,937 and 1,446,624 shares of
      beneficial interest issued and outstanding)...........  $     15.55
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
      net assets of $1,195,085 and 76,703 shares of
      beneficial interest issued and outstanding)...........  $     15.58
                                                              ===========

*On sales of $100,000 or more, the sales charge will be reduced.


                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $2,523,156
                                                              ----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $59,871, $201,488 and $6,432,
  respectively).............................................     267,791
Investment Advisory Fee.....................................     223,516
Custody.....................................................      71,138
Shareholder Reports.........................................      40,584
Registration and Filing Fees................................      35,205
Shareholder Services........................................      19,910
Legal.......................................................       9,125
Trustees' Fees and Expenses.................................       5,729
Other.......................................................      58,605
                                                              ----------
  Total Expenses............................................     731,603
  Less Fees Waived and Expenses Reimbursed ($223,516 and
    $88,936, respectively)..................................     312,452
                                                              ----------
    Net Expenses............................................     419,151
                                                              ----------
NET INVESTMENT INCOME.......................................  $2,104,005
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (229,913)
  Futures...................................................    (363,485)
                                                              ----------
Net Realized Loss...........................................    (593,398)
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   1,459,008
                                                              ----------
  End of the Period:
  Investments...............................................    3,647,94
  Futures...................................................     (10,173)
                                                              ----------
                                                               3,637,769
                                                              ----------
Net Unrealized Appreciation During the Period...............   2,178,761
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $1,585,363
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $3,689,368
                                                              ==========

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1997 and 1996
--------------------------------------------------------------------------------

                                                          Year Ended          Year Ended
                                                       December 31, 1997   December 31, 1996
--------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $ 2,104,005         $ 1,687,363
Net Realized Gain/Loss................................       (593,398)            287,514
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      2,178,761            (547,665)
                                                          -----------         -----------
Change in Net Assets from Operations..................      3,689,368           1,427,212
                                                          -----------         -----------

Distributions from Net Investment Income..............     (2,104,005)         (1,654,415)
Distributions in Excess of Net Investment Income......        (24,977)                -0-
                                                          -----------         -----------
Distributions from and in Excess of Net Investment
  Income*.............................................     (2,128,982)         (1,654,415)
                                                          -----------         -----------
Distributions from Net Realized Gain:
  Class A Shares......................................        (14,898)                -0-
  Class B Shares......................................        (12,813)                -0-
  Class C Shares......................................           (397)                -0-
                                                          -----------         -----------
                                                              (28,108)                -0-
                                                          -----------         -----------
Total Distributions...................................     (2,157,090)         (1,654,415)
                                                          -----------         -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      1,532,278            (227,203)
                                                          -----------         -----------
FROM CAPITAL TRANSACTIONS
Proceeds from Shares Sold.............................     15,913,603          16,047,069
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................        999,451             701,942
Cost of Shares Repurchased............................     (7,278,428)         (8,255,409)
                                                          -----------         -----------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      9,634,626           8,493,602
                                                          -----------         -----------
TOTAL INCREASE IN NET ASSETS..........................     11,166,904           8,266,399
NET ASSETS:
Beginning of the Period...............................     41,877,139          33,610,740
                                                          -----------         -----------
End of the Period (Including accumulated undistributed
  net investment income of $(4,556) and $20,971,
  respectively).......................................    $53,044,043         $41,877,139
                                                          ===========         ===========

                                                          Year Ended          Year Ended
               *Distributions by Class                 December 31, 1997   December 31, 1996
--------------------------------------------------------------------------------------------
Distributions from and in Excess of Net Investment
  Income:
  Class A Shares......................................    $(1,223,114)        $  (868,212)
  Class B Shares......................................       (878,013)           (768,924)
  Class C Shares......................................        (27,855)            (17,279)
                                                          -----------         -----------
                                                          $(2,128,982)        $(1,654,415)
                                                          ===========         ===========

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                          July 29, 1994
                                                                          (Commencement
                                                                          of Investment
                                             Year Ended December 31,      Operations) to
                                          -----------------------------    December 31,
             Class A Shares                 1997       1996      1995          1994
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period................................   $15.060    $15.203   $13.796         $14.300
                                           -------    -------   -------         -------
  Net Investment Income.................      .766       .784      .789            .291
  Net Realized and Unrealized
    Gain/Loss...........................      .508      (.153)    1.416           (.507)
                                           -------    -------   -------         -------
Total from Investment Operations........     1.274       .631     2.205           (.216)
                                           -------    -------   -------         -------
Less:
  Distributions from and in Excess of
    Net Investment
    Income..............................      .774       .774      .798            .288
  Distributions from Net Realized
    Gain................................      .010        -0-       -0-             -0-
                                           -------    -------   -------         -------
Total Distributions.....................      .784       .774      .798            .288
                                           -------    -------   -------         -------
Net Asset Value, End of the Period......   $15.550    $15.060   $15.203         $13.796
                                           =======    =======   =======         =======
Total Return* (a).......................     8.72%      4.37%    16.29%          (1.47%)**
Net Assets at End of the Period (In
  millions).............................     $29.3      $22.2     $16.2            $9.0
Ratio of Expenses to Average Net
  Assets*...............................      .59%       .28%      .44%            .49%
Ratio of Net Investment Income to
  Average Net Assets*...................     5.05%      5.31%     5.33%           5.13%
Portfolio Turnover......................       48%        73%       41%             19%**
* If certain expenses had not been
  assumed by VKAC, total return would
  have been lower and the ratios would
  have been as follows:
Ratio of Expenses to Average Net
  Assets................................     1.29%      1.47%     1.70%           1.99%
Ratio of Net Investment Income to
  Average Net Assets....................     4.35%      4.13%     4.07%           3.64%

**Non-Annualized
(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                            July 29, 1994
                                                                            (Commencement
                                                                            of Investment
                                               Year Ended December 31,      Operations) to
                                            -----------------------------    December 31,
              Class B Shares                  1997       1996      1995          1994
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period...   $15.064   $15.201   $13.792         $14.300
                                              -------   -------   -------         -------
  Net Investment Income....................      .650      .677      .685            .251
  Net Realized and Unrealized Gain/Loss....      .510     (.154)    1.415           (.509)
                                              -------   -------   -------         -------
Total from Investment Operations...........     1.160      .523     2.100           (.258)
                                              -------   -------   -------         -------
Less:
  Distributions from and in Excess of Net
    Investment Income......................      .660      .660      .691            .250
  Distributions from Net Realized Gain.....      .010       -0-       -0-             -0-
                                              -------   -------   -------         -------
Total Distributions........................      .670      .660      .691            .250
                                              -------   -------   -------         -------
Net Asset Value, End of the Period.........   $15.554   $15.064   $15.201         $13.792
                                              =======   =======   =======         =======
Total Return* (a)..........................     7.91%     3.58%    15.53%          (1.81%)**
Net Assets at End of the Period
  (In millions)............................     $22.5     $18.9     $16.9           $10.9
Ratio of Expenses to Average Net Assets*...     1.33%     1.03%     1.12%           1.26%
Ratio of Net Investment Income to Average
  Net Assets*..............................     4.30%     4.56%     4.66%           4.31%
Portfolio Turnover.........................       48%       73%       41%             19%**
* If certain expenses had not been assumed
  by VKAC, total return would have been
  lower and the ratios would have been as
  follows:
Ratio of Expenses to Average Net Assets....     2.03%     2.22%     2.38%           2.75%
Ratio of Net Investment Income to Average
  Net Assets...............................     3.60%     3.38%     3.40%           2.81%

**Non-Annualized
(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                            July 29, 1994
                                                                            (Commencement
                                                                            of Investment
                                               Year Ended December 31,      Operations) to
                                            -----------------------------    December 31,
              Class C Shares                  1997       1996      1995          1994
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period...   $15.081   $15.213   $13.786         $14.300
                                              -------   -------   -------         -------
  Net Investment Income....................      .666      .668      .690            .249
  Net Realized and Unrealized Gain/Loss....      .504     (.140)    1.428           (.513)
                                              -------   -------   -------         -------
Total from Investment Operations...........     1.170      .528     2.118           (.264)
                                              -------   -------   -------         -------
Less:
  Distributions from and in Excess of Net
    Investment Income......................      .660      .660      .691            .250
  Distribution from Net Realized Gain......      .010       -0-       -0-             -0-
                                              -------   -------   -------         -------
Total Distributions........................      .670      .660      .691            .250
                                              -------   -------   -------         -------
Net Asset Value, End of the Period.........   $15.581   $15.081   $15.213         $13.786
                                              =======   =======   =======         =======
Total Return* (a)..........................      7.97%     3.65%    15.61%          (1.81%)**
Net Assets at End of the Period (In
  thousands)...............................  $1,195.1    $849.2    $461.8           $11.4
Ratio of Expenses to Average Net Assets*...      1.37%     1.03%     1.13%           1.26%
Ratio of Net Investment Income to Average
  Net Assets*..............................      4.38%     4.56%     4.51%           4.28%
Portfolio Turnover.........................        48%       73%       41%           19%**
* If certain expenses had not been assumed
  by VKAC, total return would have been
  lower and the ratios would have been as
  follows:
Ratio of Expenses to Average Net Assets....      2.06%     2.22%     2.39%           2.74%
Ratio of Net Investment Income to Average
  Net Assets...............................      3.68%     3.38%     3.25%           2.87%

**Non-Annualized
(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital Florida Insured Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust, and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide investors a high level of current income exempt from federal income and Florida state intangibles taxes, consistent with preservation of capital. Under normal market conditions, the Fund will invest at least 80% of its assets in insured Florida municipal securities. The Fund commenced investment operations on July 29, 1994.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INCOME AND EXPENSES--Interest income is recorded on an accrual basis. Bond premium and original issue discount on securities purchased are amortized over the expected life of each applicable security. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

                               December 31, 1997
--------------------------------------------------------------------------------

D. ORGANIZATIONAL COSTS--The Fund has reimbursed Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization. During the period, the original estimate of organizational costs of $120,000 was reduced to $70,000, reflecting the actual costs incurred. The amortization of these costs has been revised and adjusted accordingly. These costs are being amortized on a straight line basis over the 60 month period ending July 28, 1999. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 1997, the Fund had an accumulated capital loss carryforward for tax purposes of $588,149 which will expire in 2005. Net realized gains or losses differ for financial reporting and tax purposes as a result of post October 31 losses which are not realized for tax purposes until the first day of the following fiscal year and losses recognized for tax purposes on open futures positions at December 31, 1997.

    At December 31, 1997, for federal income tax purposes, cost of long-term investments is $51,234,398; the aggregate gross unrealized appreciation is $3,647,942 and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation of $3,647,942.

F. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 1997 fiscal year have been identified and appropriately reclassified. Permanent book and tax

                               December 31, 1997
--------------------------------------------------------------------------------

differences relating to distributions totaling $550 were reclassified from accumulated net realized loss to accumulated undistributed net investment income.

    For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 1997. The Fund designated $27,558 as a 28% rate capital gain distribution. Shareholders were sent a 1997 Form 1099-DIV in January 1998 representing their proportionate share of the capital gain distribution to be reported on their income tax returns. The Fund designated 99.99% of the income distributions as a tax-exempt Income distribution.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE NET ASSETS                                          % PER ANNUM
-----------------------------------------------------------------------
First $500 million......................................      .500 of 1%

Over $500 million.......................................      .450 of 1%

    For the year ended December 31, 1997, the Fund recognized expenses of approximately $1,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    For the year ended December 31, 1997, the Fund incurred expenses of approximately $27,100 representing VKAC's cost of providing accounting, cash management and legal services to the Fund. All of these expenses were assumed by VKAC.

    ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended December 31, 1997, the Fund incurred expenses of approximately $11,400, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit. All of this expense was assumed by VKAC.

    Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is equal to $2,500.

    At December 31, 1997, VKAC owned 100 shares each of Classes A, B and C.

                               December 31, 1997
--------------------------------------------------------------------------------

3. CAPITAL TRANSACTIONS

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

    At December 31, 1997, capital aggregated $27,794,429, $21,042,117 and
$1,167,682 for Classes A, B and C, respectively. For the year ended December 31, 1997, transactions were as follows:

                                                SHARES              VALUE
----------------------------------------------------------------------------
Sales:
  Class A...............................         609,339         $ 9,274,646
  Class B...............................         384,943           5,831,452
  Class C...............................          52,399             807,505
                                               ---------         -----------
Total Sales.............................       1,046,681         $15,913,603
                                               =========         ===========
Dividend Reinvestment:
  Class A...............................          39,223         $   594,339
  Class B...............................          25,536             387,076
  Class C...............................           1,188              18,036
                                               ---------         -----------
Total Dividend Reinvestment.............          65,947         $   999,451
                                               =========         ===========
Repurchases:
  Class A...............................        (232,349)        $(3,502,983)
  Class B...............................        (216,650)         (3,274,422)
  Class C...............................         (33,195)           (501,023)
                                               ---------         -----------
Total Repurchases.......................        (482,194)        $(7,278,428)
                                               =========         ===========

                               December 31, 1997
--------------------------------------------------------------------------------

    At December 31, 1996, capital aggregated $21,428,427, $18,098,011 and
$843,164 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                 SHARES         VALUE
------------------------------------------------------------------------
Sales:
  Class A.....................................    662,550    $ 9,888,850
  Class B.....................................    371,733      5,505,878
  Class C.....................................     43,663        652,341
                                                ---------    -----------
Total Sales...................................  1,077,946    $16,047,069
                                                =========    ===========
Dividend Reinvestment:
  Class A.....................................     24,754    $   367,510
  Class B.....................................     21,677        321,647
  Class C.....................................        858         12,785
                                                ---------    -----------
Total Dividend Reinvestment...................     47,289    $   701,942
                                                =========    ===========
Repurchases:
  Class A.....................................   (282,145)   $(4,206,188)
  Class B.....................................   (255,198)    (3,772,557)
  Class C.....................................    (18,569)      (276,664)
                                                ---------    -----------
Total Repurchases.............................   (555,912)   $(8,255,409)
                                                =========    ===========

    Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                      CONTINGENT DEFERRED
                                                          SALES CHARGE
             YEAR OF REDEMPTION                   CLASS B              CLASS C
------------------------------------------------------------------------------
First.......................................        4.00%                1.00%
Second......................................        3.75%                 None
Third.......................................        3.50%                 None
Fourth......................................        2.50%                 None
Fifth.......................................        1.50%                 None
Sixth.......................................        1.00%                 None
Seventh and Thereafter......................         None                 None

                               December 31, 1997
--------------------------------------------------------------------------------

    For the year ended December 31, 1997, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $15,100 and CDSC on redeemed shares of approximately $68,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $35,250,549 and $21,272,934, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date.

    Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

                               December 31, 1997
--------------------------------------------------------------------------------

    Transactions in futures contracts for the year ended December 31, 1997, were as follows:

                                                               CONTRACTS
------------------------------------------------------------------------
Outstanding at December 31, 1996...........................          -0-
Futures Opened.............................................          285
Futures Closed.............................................         (279)
                                                                    ----
Outstanding at December 31, 1997...........................            6
                                                                    ====

    The futures contracts outstanding at December 31, 1997, and the description and unrealized depreciation are as follows:

                                                               UNREALIZED
                                                 CONTRACTS    DEPRECIATION
---------------------------------------------------------------------------
Short Contracts -- Municipal Bond Index Futures
  March 1998
  (Current notional value $123,125 per
  contract)....................................          6          $10,173
                                                        ==         ========


6. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

    Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1997, are payments retained by VKAC of approximately $156,100.

                      STATEMENT OF ADDITIONAL INFORMATION

           VAN KAMPEN AMERICAN CAPITAL NEW YORK TAX FREE INCOME FUND


  Van Kampen American Capital New York Tax Free Income Fund, formerly known as Van Kampen Merritt New York Tax Free Income Fund (the "Fund"), seeks to provide investors with high current income exempt from federal, New York State and New York City income taxes consistent with preservation of capital. The Fund is designed for investors who are residents of New York for tax purposes. Under normal market conditions, the Fund attempts to achieve its investment objective by investing at least 80% of its assets in a portfolio of New York municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard and Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO"). Up to 20% of the Fund's total assets may consist of New York municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent NRSRO) and unrated New York municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations. There is no assurance that the Fund will achieve its investment objective. The Fund is a separate series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust").



  This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated April 30, 1998 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60181 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

                               TABLE OF CONTENTS


The Fund and the Trust...................................... B-2
Investment Policies and Restrictions........................ B-2
Additional Investment Considerations........................ B-4
Description of Municipal Securities Ratings................. B-37
Trustees and Officers....................................... B-44
Investment Advisory and Other Services...................... B-54
Custodian and Independent Accountants....................... B-56
Portfolio Transactions and Brokerage Allocation............. B-56
Tax Status of the Fund...................................... B-57
The Distributor............................................. B-58
Distribution and Service Plans.............................. B-59
Transfer Agent.............................................. B-60
Legal Counsel............................................... B-60
Performance Information..................................... B-60
Report of Independent Accountants........................... B-63
Financial Statements........................................ B-64
Notes to Financial Statements............................... B-73



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1998.

                             THE FUND AND THE TRUST


  Van Kampen American Capital New York Tax Free Income Fund (the "Fund") is a separate series of the Trust, an open-end non-diversified management investment company. At present, each of the Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund, Van Kampen American Capital California Insured Tax Free Fund and Van Kampen American Capital Florida Insured Tax Free Income Fund has been organized as a series of the Trust and have commenced investment operations. Each of Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund, and Van Kampen American Capital Ohio Tax Free Income Fund has been organized as a series of the Trust and have not commenced investment operations. Other series may be organized and offered in the future. The Fund originally was organized in 1994 under the name Van Kampen Merritt New York Tax Free Income Fund, as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust and adopted its present name as of July 31, 1995.


  The Trust is an unincorporated business trust established under the laws of the State of Delaware by an Agreement and Declaration of Trust (the "Declaration of Trust") dated as of May 10, 1995. The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. The Trust can issue an unlimited number of shares, par value $0.01 (prior to July 31, 1995, the shares had no par value). Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability.

  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series present at a meeting of shareholders (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

  Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objective and Policies." There can be no assurance that the Fund will achieve its investment objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

   1. Invest more than 25% of its assets in a single industry; however, as described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge, or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into when issued and delayed delivery transactions as described in the Prospectus.

   3. Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of, or the Fund's interest with respect to, the securities owned by the Fund.

   4. Buy any securities "on margin." Neither the deposit of initial or maintenance margin in connection with hedging transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

   5. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except in connection with Strategic Transactions in accordance with the requirements of the SEC and the Commodity Futures Trading Commission.

   6. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

   7. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   8. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief form the provisions of the 1940 Act.

   9. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs, except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

  10. Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.

  The Fund may not change any of these investment restrictions nor any fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.


  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less are excluded from such calculation. The Fund anticipates that its annual portfolio turnover rate normally will be less than 200%.


                      ADDITIONAL INVESTMENT CONSIDERATIONS

MUNICIPAL SECURITIES


  Municipal securities include long-term obligations, which often are called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed.


  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities of entities used to finance the acquisition of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. A risk exists that the municipality will not, or will be unable to, appropriate money in the future in the event of political changes, changes in the economic viability of the project, general economic changes or for other reasons. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by an assignment of the lessee's interest in the leased property, management or disposition of the property in the event of foreclosure could be costly, time consuming and result in unsatisfactory recoupment of the Fund's original investment. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled, (b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation. The Fund will invest in lease obligations which contain non-appropriation clauses only if such obligations are rated investment grade, at the time of investment.

  Also included in the term municipal securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.

  The Fund also may invest up to 20% of its total assets in variable rate derivative municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. Inverse floaters may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of inverse floaters in response to changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.


  The Fund also may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.


  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.

  Although the Fund will invest at least 80% of its assets in municipal securities rated investment grade at the time of investment, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. Further, in connection with the working out or restructuring of a defaulted security, the Fund may acquire additional securities of the issuer, the acquisition of which may be deemed to be a loan of money or property. Such additional securities should be considered speculative with respect to the capacity to pay interest or repay principal in accordance with their terms.

  The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933, as amended, that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid. The Fund's policy with respect to investment in illiquid and restricted securities is not a fundamental policy and may be changed by the Board of Trustees, in consultation with the Adviser, without obtaining shareholder approval.

LOWER GRADE MUNICIPAL SECURITIES

  In normal circumstances, at least 80% of the Fund's total assets will be invested in investment grade municipal securities and up to 20% of the Fund's total assets may be invested in lower grade municipal securities. The amount of available information about the financial condition of municipal securities issuers is generally less extensive than that for corporate issuers with publicly traded securities and the market for municipal securities is considered to be generally less liquid than the market for corporate debt obligations. Liquidity relates to the ability of a Fund to sell a security in a timely manner at a price which reflects the value of that security. As discussed below, the market for lower grade municipal securities is considered generally to be less liquid than the market for investment grade municipal securities. Further, municipal securities in which the Fund may invest include special obligation bonds, lease obligations, participation certificates and variable rate instruments. The market for such securities may be particularly less liquid. The relative illiquidity of some of the Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a price which reflects the value of such security in the Adviser's judgment. Although the issuer of some such municipal securities may be obligated to redeem such securities at face value, such redemption could result in capital losses to the Fund to the extent that such municipal securities were purchased by the Fund at a premium to face value. The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of higher grade, more liquid securities.

  The Fund's net asset value will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the Fund's net asset value can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities can be expected to decline. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty.

  The Adviser values the Fund's investments pursuant to guidelines adopted and periodically reviewed by the Board of Trustees. To the extent that there is no established retail market for some of the securities in which the Fund may invest, there may be relatively inactive trading in such securities and the ability of the Adviser to accurately value such securities may be adversely affected. During periods of reduced market liquidity and in the absence of readily available market quotations for securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. To the extent that the Fund invests in illiquid securities and securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities are particularly difficult to dispose of.

  Lower grade municipal securities generally involve greater credit risk than higher grade municipal securities. A general economic downturn or a significant increase in interest rates could severely disrupt the market for lower grade municipal securities and adversely affect the market value of such securities. In addition, in such circumstances, the ability of issuers of lower grade municipal securities to repay principal and to pay interest, to meet projected financial goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the lower grade municipal securities in the Fund's portfolio and thus the Fund's net asset value. The secondary market prices of lower grade municipal securities are less sensitive to changes in interest rates than are those for higher rated municipal securities, but are more sensitive to adverse economic changes or individual issuer developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of lower grade municipal securities.

  Yields on the Fund's portfolio securities can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of the market prices of the lower grade municipal securities in the Fund's portfolio and thus in the net asset value of the Fund. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of interest or a repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional capital with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Recent and proposed legislation may have an adverse impact on the market for lower grade municipal securities. Recent legislation requires federally-insured savings and loan associations to divest their investments in lower grade bonds. Other legislation has been proposed which, if enacted, could have an adverse impact on the market for lower grade municipal securities.

  The Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Adviser also may consider, although it does not rely primarily on, the credit ratings of S&P, Moody's or another NRSRO in evaluating municipal securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser continuously monitors the issuers of municipal securities held in the Fund's portfolio. The Fund may, if deemed appropriate by the Adviser, retain a security whose rating has been downgraded below B- by S&P, below B3 by Moody's or an equivalent rating by another NRSRO, or whose rating has been withdrawn.

  Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Adviser will be required to determine the relative investment quality of many of the municipal securities in the Fund's portfolio. Further, because the Fund may invest up to 20% of its total assets in these lower grade municipal securities, achievement by the Fund of its investment objective may be more dependent upon the Adviser's investment analysis than would be the case if the Fund were investing exclusively in higher grade municipal securities. The relative lack of financial information available with respect to issuers of municipal securities may adversely affect the Adviser's ability to successfully conduct the required investment analysis.

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL SECURITIES

  As described in the Prospectus, except during temporary periods, the Fund will invest substantially all of its assets in New York municipal securities. In addition, the specific New York municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of New York municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of New York municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New York municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New York municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the completeness or accuracy of such information. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of New York municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and there is no responsibility on the part of the State of New York to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within New York, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of New York municipal securities.

  The portfolio of the Fund may include municipal securities issued by New York State (the "State"), by its various public bodies (the "Agencies") or by other entities located within the State, including the City of New York (the "City") and political subdivisions thereof or their agencies.

  THE STATE. The State is the third most populous state in the nation (after California and Texas) and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. Like the rest of the nation, the State has had a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy; in 1995, tourists spent $24.3 billion in the State.

  Historically, State per capita personal income has been significantly higher that the national average, although the ratio has varied substantially. Because the City is a regional employment center for a multi-state region, however, personal income measured on a residence basis may understate the relative importance of the State to the national economy and the size of the base to which State taxation applies. In 1994, the State had a per capita personal income of $25,726, compared to $21,699 for the nation as a whole. According to data published by the US Bureau of Economic Analysis, during the past ten years, total personal income in the State rose slightly faster than the national average only from 1986 through 1988. Personal income was expected to record moderate gains in 1996 and bonus payments in the securities industry were expected to increase further from 1995's record level.

  While the State historically has been one of the wealthiest in the nation, demographic changes have been gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. Nevertheless, the State's population has grown since 1930, except for a period of decline during the 1970s and a virtual standstill the past two years. The City has also faced greater competition as other major cities have developed financial and business capabilities which make businesses less dependent on the specialized services traditionally available almost exclusively in the City.

  The State has for many years had a very high state and local tax burden relative to other states. In fiscal year 1994, the State assessed per capita taxes of $1,806 (9th in the nation), compared to a national average of $1,439. The burden of state and local taxation, in combination with the many other causes of regional economic dislocation, may have contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

  To stimulate economic growth, the State has developed programs, including the provision of direct financial assistance, designed to help businesses expand existing operations located within the State and to attract new businesses to the State. In addition, the State has provided various tax incentives to encourage business relocation and expansion. These programs include direct tax abatements from local property taxes for new facilities (subject to locality approval) and investment tax credits that are applied against the state corporation franchise tax. Furthermore, the State has created "economic development zones" in economically distressed regions of the State. Businesses in these zones are provided a variety of tax and other incentives to create jobs and make investments in the zones.

  During the 1982-83 recession, overall economic activity in the State declined less than that in the nation as a whole. However, from 1987 to 1995, the State's rate of economic growth was somewhat slower than the rest of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher. The national economy has resumed a more robust rate of growth after a "soft landing" in 1995, with over 11 million jobs added national since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense and banking industries. Government downsizing has also moderated these job gains.


  At the State level, moderate growth is projected to continue in 1998 and 1999 for employment, wages, and personal income, although the growth rates will lessen gradually during the course of the two years. Personal income is estimated to grow by 5.4 percent in 1997, fueled in part by a continued large increase in financial sector bonus payments, and is projected to grow 4.7 percent in 1998 and 4.4 percent in 1999. Increases in bonus payments at year-end 1998 are projected to be modest, a substantial change from the rate of increase of the last few years. Overall employment growth is expected to continue at a modest rate, reflecting the slowing growth in the national economy, continued spending restraint in government, and restructuring in the health care, social service, and banking sectors.


  The forecast for continued slow growth, and any resultant impact on the State's Financial Plans, contains some uncertainties. Stronger-than-expected gains in employment could lead to a significant improvement in consumption spending. Investments could also remain robust. Conversely, the prospect of a continuing deadlock on federal budget deficit reduction or fears of excessively rapid economic growth could create upward pressures on interest rates. In addition, the State economic forecast could over- or underestimate the level of future bonus payments or inflation growth, resulting in forecasted average wage growth that could differ significantly from actual growth. Similarly, the State forecast could fail to correctly account for expected declines in government and banking employment and the direction of employment change that is likely to accompany telecommunications deregulation.

  THE STATE'S 1997-98 FISCAL YEAR. The State's 1997-98 fiscal year commenced on April 1, 1997 and ended on March 31, 1998, and is referred to herein as the 1997-98 fiscal year.



  The State's budget for the 1997-98 fiscal year was enacted by the State Legislature on August 4, 1997, more than four months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for all State-supported debt service. The State Financial Plan for the 1997-98 fiscal year was formulated on August 11, 1997 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year. The State Financial Plan is updated quarterly pursuant to law in July, October and January.



  1997-98 State Financial Plan. The four governmental fund types that comprise the State Financial Plan are the General Fund, the Special Revenue Funds, the Capital Projects Funds and the Debt Service Funds. This fund structure adheres to accounting standards of the Governmental Accounting Standards Board.



  General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1997-98 fiscal year, the General Fund is expected to account for approximately 48 percent of total governmental-fund disbursements and 71 percent of total State-funded disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types. The General Fund is projected to be balanced on a cash basis for the State's 1997-98 fiscal year. Total receipts and transfers from other funds are projected to be $35.09 billion, an increase of $2.05 billion from the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $34.60 billion, an increase of $1.70 billion from the total amount disbursed in the prior fiscal year.



  Projected General Fund Receipts. The discussion below summarizes the State's original projections of General Fund tax revenues and other receipts for the 1997-98 fiscal year. Total General Fund receipts and transfers from other funds in the 1997-98 fiscal year were projected to be $35.09 billion, an increase of over $2 billion or roughly 6 percent from the $33.04 billion recorded in the 1996-97 fiscal year. This total includes $31.68 billion in tax receipts, $1.48 billion in miscellaneous receipts, and $1.94 billion in transfers from other funds.



  The PERSONAL INCOME TAX is imposed on the income of individuals, estates and trusts and is based on federal definitions of income and deductions with certain modifications. In 1995, the State enacted a tax-reduction program designed to reduce, by 20 percent over three years, receipts from the personal income tax. The tax-reduction program is estimated to reduce receipts by approximately $4 billion, compared to what tax receipts would have been under the pre-1995 rate structure. On a current law basis, 1997 income tax liability is expected to fall slightly, reflecting the tax cut. On a constant law basis, liability growth during taxable year 1997 would be between 6 and 7 percent. The maximum rate was reduced to 7.59375 percent for 1995, from the 7.875 percent in effect between 1989 and 1994, and is scheduled under current law to be reduced further to 6.85 percent in 1997 and thereafter. Net personal income tax collections are projected to reach $18.87 billion, over half of all General Fund receipts and $2.5 billion above the reported 1996-97 fiscal year total. Virtually all of the projected annual growth in this category, however, is provided by tax refund and refund reserve transactions which affect reported receipts levels in the 1995-96 through 1997-98 fiscal years. Without these transactions between years, income tax receipts in 1997-98 would be virtually flat.



  USER TAXES AND FEES are comprised of three-quarters of the State's four percent sales and use tax (the balance, one percent, flows to support Local Government Assistance Corporation ("LGAC") debt service requirements), the cigarette, alcoholic beverage container and auto rental taxes and a portion of the motor fuel excise levies. Also included in this category are receipts from the motor vehicle registration fees and alcoholic beverage license fees. Since 1993-94, a portion of the motor fuel tax and motor vehicle registration fees and all of the highway use tax have been earmarked for dedicated transportation funds. Receipts in this category in the 1997-98 fiscal year were expected to total $7 billion, an increase of $204 million from reported 1996-97 results. The sales tax component of this category accounts for all of the projected 1997-98 growth in this category, as receipts from all other categories are projected to decline by $3 million. The yield of most of the excise taxes in this category show a long-term declining trend, particularly cigarette and alcoholic beverage taxes. These declines in the 1997-98 fiscal year are projected to be offset by an increase in anticipated motor vehicle fees arising, in large part, from legislative actions that raise additional receipts from this source.



  BUSINESS TAXES include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes. Through 1993, these levies had been subject to a 15 percent surcharge initially imposed in 1990. Beginning in 1994, a 15 percent surcharge on these levies began to be phased out and, for most taxpayers, there will be no surcharge liability for taxable periods ending in 1997 and thereafter. Total business tax receipts in the State's 1997-98 fiscal year were projected at $4.83 billion, a decline of $253 million from reported 1996-97 results. The year-over-year decline in projected receipts in this category is a function of both statutory changes between the two years -- 1997 is the first "surcharge free" taxable period in this decade -- and a number of essentially one-time transactions that increased receipts in the base year, including unusually large audit receipts under the bank tax.



  OTHER TAXES include estate, gift and real estate transfer taxes, a tax on gains from the sale or transfer of certain real estate (this tax was repealed in 1996), a pari-mutuel tax and other minor levies. This is the first fiscal year that real estate transfer tax receipts have been diverted from the General Fund to the Clean Water/Clean Air Fund to provide debt service coverage for general obligation bonds. Total receipts from this category in the State's 1997-98 fiscal year were projected at $982 million, nearly $100 million less than in the preceding year. This figure masks the significant increase in estate tax collections during the first four months of the fiscal year, and results largely from the dedication of the proceeds of the real estate transfer tax to meet debt service obligations on the new Clean Water/Clean Air bond act and from the full-year impact of the repeal of the real property gains tax.



  MISCELLANEOUS RECEIPTS include investment income, abandoned property receipts, medical provider assessments, minor federal grants, receipts from public authorities and certain other license and fee revenues. Receipts in this category in the 1997-98 fiscal year were expected to total $1.48 billion, a decrease of almost $600 million from the amount received in the prior fiscal year. The reduction reflects a significant diminution in the amount of non-recurring resources used in the 1997-98 Financial Plan as compared to 1996-97.



  TRANSFERS FROM OTHER FUNDS to the General Fund consist primarily of tax revenues in excess of debt service requirements, particularly the one percent sales tax used to support payments to LGAC. In the State's 1997-98 fiscal year, tax revenues transferred in support of debt service were projected to be $1.48 billion, $58 million more than the amount received in the 1996-97 fiscal year. All other transfers were projected to increase by $237 million, primarily reflecting the non-recurring transfer of $200 million for retroactive reimbursement to the State of certain social services claims from the federal government.


  Projected General Fund Disbursements


  GRANTS TO LOCAL GOVERNMENTS is the largest category of General Fund disbursements, and generally accounts for approximately 68 percent of overall General Fund spending. Disbursements from this category were projected to total $23.63 billion in the 1997-98 State Financial Plan, an increase of $750 million (3.3 percent) from 1996-97 levels. This category of the State Financial Plan included $11.57 billion in aid for elementary, secondary and higher education, accounting for 49 cents of every dollar spent in this category. On a school year basis, school aid increases by $750 million including formula-based elementary and secondary education aid increases of $650 million levels. This category of the Financial Plan is affected by reclassification of costs formerly budgeted as City University local assistance that are now included in the transfers for debt service category. This has the effect of decreasing disbursements in this category by a projected $262 million, and raising projected transfers by the same amount. General Fund payments for Medicaid were projected to be $5.42 billion, virtually unchanged from the level of $5.38 billion in 1997-98. This expected slow growth was due primarily to continuation of cost containment measures enacted in 1995-96, new reforms included in the adopted 1997-98 budget and forecasts for slower underlying growth. Other social service spending was forecast to increase by only $115 million to $3.15 billion in 1997-98. Remaining disbursements primarily supported community-based mental hygiene programs, community and public health programs, local transportation programs and revenue sharing.

  STATE OPERATIONS spending reflects the administrative costs of operating the State's agencies, including the prison system, mental hygiene institutions, the State University of New York ("SUNY") system, the Legislature and the court system. Personal service costs were to account for approximately 71 percent of the anticipated disbursements in this category in 1997-98. Since January 1995, the State's workforce had been reduced by about 10%, and is projected to reach a level of approximately 191,000 persons by the end of the 1997-98 fiscal year. Collective bargaining agreements have been ratified by employee bargaining units representing most State employees subject to such agreements and the 1997-98 projections reflect salary increases under the agreements. Disbursements for State operations were projected at $6.22 billion, an increase of $441 million or
7.6 percent. Approximately $200 million of this increase resulted from approved collective bargaining agreements and the impact of binding arbitration settlements. Other major increases include growth in SUNY operations, increased mental hygiene costs resulting from increased assessments on State operated programs, public protection agency spending, which is increasing to reflect the impact of sentencing reforms and prison expansion, and higher spending by the Judiciary and Legislature.



  GENERAL STATE CHARGES primarily reflect the costs of providing fringe benefits for State employees, including contributions to pension systems, the employer's share of social security contributions, employer contributions toward the cost of health insurance and the costs of providing worker's compensation and unemployment insurance benefits. This category also reflects certain fixed costs such as payments in lieu of taxes and payments of judgments against the State or its public officers. Disbursements in this category were projected at $2.18 billion in the 1997-98 State Financial Plan, virtually unchanged from 1996-97 levels. Pension costs are projected to grow moderately, while most of the projected growth in fixed costs is related to increased payments to localities for State owned lands. These increases are fully offset by continued savings from health care and worker's compensation reforms, which account for most of the cost containment savings in this area.



  DEBT SERVICE to be paid from the General Fund for 1997-98 reflected only the $11 million interest cost of the State's commercial paper program.



  TRANSFERS TO OTHER FUNDS from the General Fund are made primarily to finance certain portions of State capital project spending and debt service on long-term bonds where these costs are not funded from other sources. Transfers were projected to total $2.07 billion in 1997-98, an increase of $496 million. This reflects the increased debt service impact of prior year bond sales, the reclassification of City University debt service costs that had been previously included in grants to local governments, and the inclusion of costs associated with the 1996-1997 bonding of previous pension liabilities at lower interest rates. Transfers for capital projects provide General Fund support for projects not otherwise financed through bond proceeds, dedicated taxes and other revenues and federal grants. These transfers are projected at $184 million for 1997-98, an increase of $46 million. The 1997-98 State Financial Plan also includes $299 million for subsidies or transfers to other State funds, a decrease of $30 million from last year's level.



  Non-recurring Resources. The 1997-98 State Financial Plan included actions affecting the budget outlook for fiscal year 1997-98 and beyond. The DOB estimated that the 1997-98 State Financial Plan contained actions that provided non-recurring resources or savings totaling approximately $270 million. These included the use of $200 million in federal reimbursement funds available from retroactive social service claims approved by the federal government in April 1997. The balance was composed of various other actions, primarily the transfer of unused special revenue fund balances to the General Fund.



  Out-year Projections of Receipts and Disbursements. The State closed projected budget gaps of $5.0 billion, $3.9 billion and $2.3 billion for its 1995-96 through 1997-98 fiscal years, respectively. The 1998-99 gap was projected at $1.68 billion, (before the application of any assumed efficiencies) in the outyear projections submitted to the Legislature in February 1997. As a result of changes made in the adopted budget, the 1998-99 gap is now expected to be about the same or smaller than the amount previously projected, after application of the $530 million reserve for future needs. The expected gap is smaller than the three previous budget gaps closed by the State.



  The revised expectations for the 1998-99 fiscal year reflect the loss of $1.4 billion in surplus resources from 1996-97 operations that are being utilized to finance current year spending and an incremental effect of approximately $300 million in legislated State and local tax reductions in the outyear. Other factors include the annualized costs of certain program increases in the 1997-98 adopted budget, most of which are subject to annual appropriation.



  Certain actions taken in the State's 1997-98 fiscal year, such as Medicaid and welfare reforms, are expected to provide recurring savings in future fiscal years. Continued controls on State agency spending will also provide recurring savings. The availability of $530 million in reserves created as part of the 1997-98 adopted budget and included in the Financial Plan was expected to benefit the 1998-99 fiscal year. Sustained growth in the State's economy and continued declines in welfare caseload and health care costs would also produce additional savings in the 1998-99 Financial Plan. Finally, various federal actions, including the potential beneficial effect on State tax receipts from changes to the federal tax treatment of capital gains, could potentially provide significant benefits to the State over the next several years. The Governor indicated that he would close any potential imbalance primarily through General Fund expenditure reductions without increases in taxes or deferrals of scheduled tax reductions.



  Fund Balances. The 1997-98 opening fund balance of $433 million included $317 million reserved in the Tax Stabilization Reserve Fund ("TSRF"), $41 million on deposit in the Contingency Reserve Fund ("CRF") and $75 million in the Community Projects Fund. The projected closing fund balance in the General Fund of $927 million reflected a balance of $332 million in the TSRF, following an additional payment of $15 million at the end of the year, $65 million in the CRF, following a deposit of $24 million in 1997-98, and a reserve for future needs of $530 million.



  Other Governmental Funds. In addition to the General Fund, the 1997-98 State Financial Plan included Special Revenue Funds, Capital Projects Funds and Debt Service Funds which are discussed below. Amounts below do not include other sources and uses of funds transferred to or from other fund types.



  SPECIAL REVENUE FUNDS are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. Activity in this fund type was expected to comprise approximately 42 percent of total government funds receipts in the 1997-98 fiscal year, about three-quarters of which related to federally-funded programs. Projected receipts in this fund type totaled $28.22 billion, an increase of $2.51 billion (9.7 percent) over the prior year. Projected disbursements in this fund type totaled $28.45 billion, an increase of $2.43 billion (9.3 percent) over 1996-97 levels. Disbursements from federal funds, primarily the federal share of Medicaid and other social services programs, were projected to total $21.19 billion in the 1997-98 fiscal year. Remaining projected spending of $7.26 billion primarily reflected aid to SUNY supported by tuition and dormitory fees, education aid funded from lottery receipts, operating aid payments to the Metropolitan Transportation Authority ("MTA") funded from the proceeds of dedicated transportation taxes and costs of a variety of self-supporting programs which deliver services financed by user fees.



  CAPITAL PROJECTS FUNDS are used to account for the financial resources used for the acquisition, construction, or rehabilitation of major State capital facilities and for capital assistance grants to certain local governments or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax receipts transferred from the General Fund, and various other capital funds established to distinguish specific capital construction purposes supported by other revenues. In the 1997-98 fiscal year, activity in these funds was expected to comprise 5 percent of total governmental receipts. Total receipts in this fund type were projected at $3.30 billion. Disbursements from this fund type were projected to be $3.70 billion, an increase of $154 million (4.3 percent) over prior-year levels. The Dedicated Highway and Bridge Trust Fund (the "Highway Trust Fund") was the single largest dedicated fund, comprising an estimated $982 million (27 percent) of the activity in this fund type. Total spending for capital projects was financed through a combination of sources: federal grants (29 percent), public authority bond proceeds (31 percent), general obligation bond proceeds (15 percent) and pay-as-you-go revenues (25 percent).



  DEBT SERVICE FUNDS are used to account for the payment of principal of, and interest on, long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. This fund type was expected to comprise 4 percent of total governmental fund receipts and 47 percent of total governmental disbursements in the 1997-98 fiscal year. Receipts in these funds in excess of debt service requirements may be transferred to the General Fund and Special Revenue Funds, pursuant to law. The Debt Service fund type consists of the General Debt Service Fund, which is supported primarily by tax receipts transferred from the General Fund, and other funds established to accumulate moneys for the payment of debt service. In the 1997-98 fiscal year, total disbursements in this fund type were projected at $3.17 billion, an increase of $641 million or 25.3 percent from the prior year. The transfer from the General Fund of $2.07 billion was expected to finance 65 percent of these payments. The remaining payments were expected to be financed by pledged revenues, including $2.03 billion in taxes and $601 million in dedicated fees and other miscellaneous receipts. After required impoundment for debt service, $3.77 billion was expected to be transferred to the General Fund and other funds in support of State operations. The largest transfer--$1.86 billion--was made to the Special Revenue Fund type in support of operations of the mental hygiene agencies. Another $1.47 billion in excess sales taxes was expected to be transferred to the General Fund, following payment of projected debt service on LGAC bonds.



  1997-98 Financial Plan Revisions. The 1997-98 State Financial Plan was updated on October 30, 1997 (the "Mid-Year Update") and on January 20, 1998 (the "Third Quarter Update"). Revisions were made to estimates of both receipts and disbursements based on (1) updated economic forecasts for both the nation and the State, (2) an analysis of actual receipts and disbursements during the elapsed portion of the fiscal year and (3) an assessment of changing program requirements.



  The 1997-98 General Fund Financial Plan continues to be balanced, with a projected cash surplus of $1.83 billion, an increase of $1.3 billion over the surplus estimate of $530 million in the prior update. The increase in the surplus results primarily from higher-than-expected tax receipts, which are forecast to exceed the October estimates by $1.28 billion. In order to make the surplus available to help finance 1998-99 requirements, the State plans to accelerate $1.18 billion in income tax refund payments into 1997-98, or provide reserves for such payments. The balance in the refund reserve on March 31, 1998 is projected to be $1.647 billion, including $521 million as a result of LGAC. This acceleration decreases reported personal income receipts by $1.18 billion in 1997-98, while increasing available personal income receipts in 1998-99, as these refunds will no longer be a charge against current revenues in 1998-99. As a result, projections of available receipts in 1997-98 have been increased by only $103 million from the Mid-Year Update.



  Compared to the prior update, personal income tax collections for 1997-98 are now projected at $18.50 billion, or $363 million less than projected in October after accounting for the refund reserve transaction discussed above. Business tax receipts are projected at $4.98 billion, an increase of $158 million. User tax collections are estimated at $7.06 billion, or $52 million higher than the prior update and reflect a projected loss of $20 million in sales tax receipts from an additional week of sales tax exemption for clothing and footwear costing less than $500, which was authorized and implemented in January 1998. Other tax receipts are projected to increase by $103 million over the prior update and total $1.09 billion for the fiscal year. Miscellaneous receipts and transfers from other funds are projected to reach $3.57 billion, or $153 million higher than the Mid-Year Update.



  The State projects that disbursements will increase by $565 million over the Mid-Year Update, with nearly the entire increase attributable to one-time disbursements of $561 million that pre-pay expenditures previously scheduled for 1998-99. In the absence of these accelerated payments, projected General Fund spending in the current year would have remained essentially unchanged from the Mid-Year Update. The Governor is proposing legislation to use a portion of the current year surplus to transfer $425 million to pay for capital projects authorized under the Community Enhancement Facilities Assistance Program (CEFAP) that were previously planned to be financed with bond proceeds in 1998-99 and thereafter, and $136 million in costs for an additional Medicaid payment originally scheduled for 1998-99. Aside from these actions, a number of other changes produced a net increase of $4 million in projected disbursements over the Mid-Year Update. These included higher spending in General State charges ($80 million), largely as a result of litigation settlements and collective bargaining costs, an increase in General Fund transfers for education ($70 million) to offset declines in Lottery receipts, and additional costs associated with a delay of Housing Finance Agency (HFA) receipts into 1998-99 that were originally planned to offset capital projects spending ($25 million). These increases were offset in part by projected savings in Medicaid ($85 million), social services ($75 million), and debt service ($37 million).



  The General Fund closing balance is projected to be $465 million at the end of 1997-98, a decline of $462 million from the Mid-Year Update. The decline reflects the application of the $530 million undesignated reserve plus additional surplus monies projected in the January Update to pay for certain one-time costs in the State's Financial Plan. The effect of this action is to help lower the State's projected disbursements in 1998-99. The remaining General Fund closing balance will be held in two funds, the TSRF and CRF. The TSRF is projected to have $400 million on deposit at the close of the fiscal year, following a required deposit of $15 million and an extraordinary deposit of $68 million made from the 1997-98 surplus. The CRF is projected to have a closing balance of $65 million, following an earlier planned deposit of $24 million in 1997-98.



  1997-98 Borrowing Plan. The proposed 1997-98 through 2002-03 Capital Program and Financing Plan was released with the 1998-99 Executive Budget on January 20, 1998. As a part of that Plan, changes were proposed to the State's 1997-98 borrowing plan, including: the delay in the issuance of COPs to finance welfare information systems until 1998-99 to permit a thorough assessment of needs; and the elimination of issuances for the CEFAP to reflect the proposed conversion of that bond-financed program to pay-as-you-go financing.



  As a result of these changes, the State's 1997-98 borrowing plan now reflects:
$501 million in general obligation bonds (including $140 million for purposes of redeeming outstanding BANs) and $140 million in general obligation commercial paper; the issuance of $83 million in COPs for equipment purchases; and approximately $1.8 billion in borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1997-98 capital projects. The projection of State borrowings for the 1997-98 fiscal year is subject to change as market conditions, interest rates and other factors vary through the end of the fiscal year.



  THE STATE'S 1997-98 FISCAL YEAR. The State's most recent fiscal year commenced on April 1, 1998 and ends on March 31, 1999, and is referred to herein as the 1998-99 fiscal year. The Governor presented his 1998-99 Executive Budget to the Legislature on January 20, 1998. The Executive Budget also contains financial projections for the State's 1997-98 through 2000-01 fiscal years, detailed estimates of receipts and a proposed Capital Program and Financing Plan for the 1997-98 through 2002-03 fiscal years. It was expected that the Governor would prepare amendments to his Executive Budget as permitted under law and that these amendments would be reflected in a revised Financial Plan to be released on or before February 19, 1998. There can be no assurance that the Legislature will enact the Executive Budget as proposed by the Governor into law, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth herein.



  1998-99 State Financial Plan. The 1998-99 Financial Plan projects balance on a cash basis in the General Fund. Total General Fund receipts and transfers from other funds are projected to be $36.22 billion, an increase of $1.02 billion over total receipts projected in the 1997-98 fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $36.18 billion, an increase of $1.02 billion over spending totals projected for the 1997-98 fiscal year. As compared to the 1997-98 State Financial Plan, the Executive Budget proposes a year-to-year growth in General Fund spending of 2.89 percent. State funds spending (i.e., General Fund plus other dedicated funds, with the exception of federal aid) is projected to grow by 8.5 percent. Spending from All Governmental Funds (excluding transfers) is proposed to increase by 7.6 percent from the prior fiscal year.



  Current law and programmatic requirements are primarily responsible for the year-to-year growth in General Fund spending. These include a current law increase in school aid ($607 million), cost and enrollment growth in handicapped education ($91 million) and Medicaid ($212 million), and employee contract increases and inflation adjustments for State agency operations. The Executive Budget also included increases of $84 million for corrections programs to cover new capacity demands and $152 million for mental health programs to finance current law increases and the expansion of community beds. Other spending growth reflects a requested increase of $108 million for the Judiciary and $117 million for long-term debt service. New spending is partially offset by reductions of $453 million in capital projects transfers due to the financing of CEFAP from resources available in 1997-98, $37 million in welfare assistance savings, $36 million from lower spending in General State charges, and $68 million in lower transfers primarily due to the elimination of the Lottery transfer made in 1997-98.

  The 1998-99 Financial Plan projects that the State will end 1998-99 with a closing balance in the General Fund of $500 million, which reflects $400 million in the TSRF and $100 million in the CRF, following an anticipated deposit of $35 million in the latter fund during the year.



  Projected General Fund Receipts. The 1998-99 Financial Plan projects General Fund receipts (including transfers from other funds) of $36.22 billion, an increase of $1.02 billion from the projected 1997-98 level. Recurring growth in the State General Fund tax base is projected to be approximately 6 percent during 1998-99, after adjusting for tax law and administrative changes. This growth rate is lower than the rates for 1996-97 or currently estimated for 1997-98, but roughly equivalent to the rate for 1995-96.



  The Executive Budget contains several new tax initiatives which are projected to reduce total receipts by $700 million in 1998-99. The Executive Budget proposed accelerating school tax relief for senior citizens under the School Tax Relief Initiative ("STAR"), which is projected to reduce General Funds receipts by $537 million in 1998-99. The proposed reduction supplements STAR tax reductions already scheduled in law, which were projected at $187 million for 1998-99. The Budget also proposed several new tax-cut initiatives and other funding changes that were projected to further reduce receipts available to the General Fund by over $200 million. The Executive Budget also proposed establishing a reserve of $100 million to permit the acceleration into 1998-99 of other tax reductions that are otherwise scheduled in law for the implementation in future fiscal years.



  General Fund receipts in 1998-99 will also be affected by the loss of certain one-time receipts recorded in 1997-98, the largest of which include approximately $200 million in retroactive federal reimbursements for prior-year social service spending recorded as a transfer from other funds and about $55 million in retroactive assessments on Office of Mental Retardation and Developmental Disabilities facilities that were received in 1997-98 as miscellaneous receipts. Estimates for 1998-99 also reflect the loss of one-time receipts from a tax amnesty program.



  Personal income tax collections for 1998-99 are projected to be $19.02 billion, an increase of $1.32 billion from the projected 1997-98 level. This estimate reflects growth in "constant law" liability (i.e., taxpayer liability before scheduled or proposed tax reductions) of over 6 percent in 1998.



  User tax and fee receipts are projected at $7.2 billion in 1998-99, up $144 million from projected 1997-98 levels. Total collections in this category are dominated by the State sales and use tax, which accounts for nearly 80 percent of total receipts in the category. The strong growth in income experienced this year produced continuing growth in the base of the sales and use tax of 5.2 percent in 1997-98. The sales tax growth rate projected for the coming year is expected to be marginally higher.



  Total business taxes are now projected at $4.96 billion for 1998-99, a decrease in $200 million from 1997-98 levels. The decline in this category is largely attributable to scheduled tax reductions.



  Other tax receipts are now projected at $1.01 billion, down $78 million from the estimated 1997-98 level. The main reason for the decline is an expected fall in the number and value of large estate tax payments from the extraordinary level achieved in 1997-98. The decline also reflects the first full-year impact of the repeal of the gains tax.



  Miscellaneous receipts, which include license revenues, fee and fine income, investment income and abandoned property proceeds, as well as the proceeds of the largest share of the State's medical provider assessment and various one-time transactions, are estimated to total $1.4 billion in 1998-99, a decline of $170 million from the prior year. This decline is largely attributable to the loss of $90 million in several one-time transactions and $56 million in statutory reductions in Medicaid provider assessments.



  Transfers from other funds consist primarily of sales tax revenues in excess of debt service requirements used to support debt service payments to LGAC. Projected amounts in this category for 1998-99 total $1.55 billion, an increase of $72 million from 1997-98.



  Projected General Fund Disbursements. The 1997-98 Financial Plan projects General Fund disbursements of $36.18 billion, an increase of $1.02 billion from projected spending levels for 1997-98.

  Grants to Local Governments constitute approximately 67.9 percent of all General Fund spending, and include payments to local governments, non-profit providers and individuals. Disbursements in this category are projected to increase by $931 million, primarily reflecting increases for school aid and Medicaid. School aid is projected at $9.47 billion in 1998-99, an increase of $607 million on a State fiscal year basis. This increase funds both the balance of aid payable for the 1997-98 school year and a proposed 1998-99 school year increase of $518 million. Medicaid costs are estimated to increase $212 million to $5.68 billion, about the same spending level as in 1994-95. After adjusting 1997-98 spending for the one-time acceleration of a 53(rd) weekly Medicaid payment scheduled for 1998-99, Medicaid spending is projected to increase by $348 million or 6.5 percent. The adjustment eliminates this extraordinary payment in 1997-98 for purposes of comparison with 1998-99. Spending in local assistance programs for higher education, handicapped education, mental hygiene, local public health and revenue sharing are also proposed to increase.



  Support for State operations is projected to increase by $524 million to $6.73 billion in 1998-99. This projected increase is primarily due to costs associated with an additional 27(th) payroll and current collective bargaining agreements, the loss of Federal disproportionate share receipts that offset General Fund spending in mental hygiene programs, and a $108 million requested increase in the Judiciary's budget. Adjusting for the extra payroll, State operations spending increases by a projected 6.1 percent. The State workforce is roughly 191,000 at present and is projected to remain stable over the year.



  General State Charges are projected to decline slightly from 1997-98 to $2.23 billion in 1998-99. This annual decline reflects projected decreases in one-time costs for pension and Court of Claims payments, offset by projected increases for health insurance contributions, social security costs, and the loss of reimbursements due to a reduction in the fringe benefit rate charged to positions financed by non-General funds.



  Transfers in support of debt service are projected to grow at 5.8 percent in 1998-99, from $2.03 billion to $2.15 billion. Transfers in support of capital projects for 1998-99 are estimated to total $190 million, a decrease of $453 million from 1997-98, reflecting the absence of one-time transfers for the Hudson River Park and CEFAP in 1997-98. All other transfers reflect remaining transfers from the General Fund to other funds. These transfers decline by $68 million to $323 million in 1998-99, reflecting non-recurring transfers in 1997-98 to the State University Tuition Stabilization Fund ($29 million) and to the Lottery fund to support school aid as a result of lower-than-projected 1997-98 Lottery receipts ($70 million), offset by a $34 million increase in the State subsidy to the Roswell Park Cancer Institute.



  General Fund Closing Balance. The 1998-99 closing fund balance in the General Fund is projected to be $500 million. The expected balance of the TSRF will be $400 million at the close of 1998-99. The remaining General Fund balance reflects a reserve of $100 million in the CRF (after an additional deposit of $35 million in 1998-99.



  Non-recurring Resources. The DOB estimates that the 1998-99 Financial Plan includes approximately $62 million in non-recurring resources, comprising less than two-tenths of one percent of the General Fund disbursements. The non-recurring resources projected for use in 1998-99 consist of $27 million in retroactive federal welfare reimbursements for family assistance recipients with HIV/AIDS, $25 million in receipts from the Housing Finance Agency that were originally anticipated in 1997-98, and $10 million in other measures, including $5 million in assets sales.



  Special Revenue Funds. For 1998-99, the Financial Plan projects disbursements of $30.16 billion from Special Revenue Funds, an increase of $2.32 billion. This includes $8.29 billion from Special Revenue Funds containing State revenues and $21.87 billion from funds containing federal grants.



  The implementation of the first phase of the STAR program accounts for $724 million of the $1.09 billion increase in proposed State SRF spending in 1998-99. Other projected State SRF spending increases include; $149 million in additional operating assistance for mass transit systems; $82 million to expand the Child Health Plus program, which provides health insurance for uninsured children under 19 years of age; and $138 million for various State agency activities. Spending from the State Lottery Fund is projected to increase slightly over 1997-98, while disbursements from the Indigent Care Fund are projected to remain flat. The $1.22 billion year-to-year growth in federal SRF spending is primarily due to increases in Medicaid ($433 million), Children and Family Assistance Programs ($297 million), education programs ($172 million), the expanded Child Health Plus program ($144 million), and the welfare program ($50 million).



  Capital Projects Funds. Disbursements from the Capital Projects funds in 1998-99 are estimated at $4.82 billion, or $1.07 billion higher than 1997-98. The proposed spending plan includes: $2.51 billion in disbursements for transportation purposes, including the State and local highway and bridge program; $815 million for environmental activities; $379 million for correctional services; $228 million for SUNY and CUNY; $290 million for mental hygiene projects; and $375 million for CEFAP.



  Approximately 28 percent of capital projects are proposed to be financed by "pay-as-you-go" resources. State-supported bond issuances finance 46 percent of capital projects, with federal grants financing the remaining 26 percent.



  Debt Service Funds. Disbursements from Debt Service Funds are estimated at $3.39 billion in 1998-99, an increase of $281 million from 1997-98. The increase in debt service is primarily attributable to bonds previously issued in support of the following: $107 million for transportation purposes in the State and local highway and bridge programs financed by the Dedicated Highway and Bridge Trust Fund; $26 million for the mental hygiene programs financed through the Mental Health Services Fund; $34 million for the environment; $37 million for public protection purposes; and $43 million for CUNY senior and community college debt service formerly classified as local assistance in the General Fund. Debt services for LGAC bonds is projected at $345 million, an increase of $15 million from 1997-98.



  Cash Flow. The projected 1998-99 General Fund cash flow will not depend on either short-term spring borrowing or the issuance of LGAC bonds. The new-money bond issuance portion of the LGAC program was completed in 1995-96, and provisions prohibiting the State from returning to a reliance upon cash flow manipulation to balance its budget will remain in bond covenants until the LGAC bonds are retired.



  The 1998-99 cash flow projects substantial closing balances in each quarter of the fiscal year, with excesses in receipts over disbursements in every quarter of the fiscal year, and no monthly balance (prior to March) lower than $1.5 billion. The closing fund balance is projected at $500 million.



  Outyear Projections Of Receipts And Disbursements. General Fund receipts are projected at $36.14 billion and $35.75 billion for 1999-00 and 2000-01, respectively. These projections were prepared on the basis of an economic forecast of a steadily growing national economy, in an environment of low inflation and slow employment growth. The forecast for the State's economic performance likewise is for slow but steady economic growth. The receipt projections reflect constant law income tax liability growth of approximately
5.3 percent annually and sales tax growth averaging slightly less than 5 percent over the period. Constant law business tax liability is projected to rise slowly over the two years.



  Disbursements from the General Fund are projected at $37.84 billion in 1999-00 and $39.45 billion in 2000-01, after assuming implementation of spending proposals contained in the Executive Budget, the value of which is annualized and assumed to continue. The projections include additional school aid increases of roughly 7 percent annually to finance present law and implement proposals enacted under the STAR/School Aid program. Additional funding to implement welfare reform is also included, as well as funding for mental health community reinvestment, prison expansion, and other previous multi-year spending commitments. Growth in General Fund Medicaid spending is projected at just over 6 percent annually. Other spending growth is projected to follow recent trends. Consistent with past practice, funding is not included for any costs associated with new collective bargaining agreements after the expiration of the current round of contracts at the end of the 1998-99 fiscal year. Savings actions totaling $600 million in 1990-00 and growing to $800 million in 2000-01 are assumed in these spending projections. It is expected that the 1999-00 Financial Plan will include continued actions by State agencies to deliver services more efficiently, continued savings from workforce management efforts, aggressive efforts to maximize federal and other non-General Fund spending offsets, and other efforts to control State spending.



  The Governor is required by law to propose a balanced budget each year. In order to address any potential remaining budget gap, the Governor is expected to make additional proposals to bring receipts in line with disbursements. The State has closed projected budget gaps of $5.0 billion, 3.9 billion and $2.3 billion in its 1995-96, 1996-97 and 1997-98 fiscal years, respectively.

  GAAP-Basis Financial Plan. The Executive Budget also contains General Fund and All Governmental Funds Financial Plans prepared in accordance with Generally Accepted Accounting Principles ("GAAP"). The Financial Plan is projected to show a GAAP-basis surplus of $131 million for 1997-98 and a GAAP-basis deficit of 1.3 billion for 1998-99 in the General Fund, primarily as a result of the use of the 1997-98 cash surplus. In 1998-99, the General Fund GAAP Financial Plan shows total revenues of $34.68 billion, total expenditures of $35.94 billion, and net other financing sources and uses of $42 million.



  Special Considerations. DOB believes that the economic assumptions and projections of receipts and disbursements accompanying the 1998-99 Executive Budget are reasonable. However, the economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, can vary from fiscal year to fiscal year and are frequently the result of actions taken not only by the State but also by entities, such as the federal government, that are outside the State's control. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections. However, there can be no assurance that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance or to align recurring receipts and disbursements in either 1998-99 or future fiscal years.



  Uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. This risk includes either a financial market or broader economic "correction" during the period, a risk heightened by the relatively lengthy expansions currently underway. The securities industry is more important to the New York economy than the national economy, and a significant deterioration in stock market performance could ultimately produce adverse changes in wage and employment levels. In addition, a normal "forecast error" of one percentage point in the expected growth rate could cumulatively raise or lower receipts by over $1 billion by the last year of the 1998 through 2001 projection period. On the other hand, the national or State economy may continue to perform better than projected, which could produce beneficial short-term results in State receipts.



  An additional risk to the State Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The Financial Plan assumes no significant federal disallowances or other federal actions that could affect State finances, but has reserves of $500 million in the event of such an action.



  On August 11, 1997 President Clinton exercised his line-item veto powers to cancel a provision in the Federal Balanced Budget Act of 1997 that would have deemed New York State's health care provider taxes to be approved by the federal government. New York and several other states have used hospital rate assessments and other provider tax mechanisms to finance various Medicaid and health insurance programs since the early 1980s. The State's process of taxation and redistribution of health care dollars was sanctioned by federal legislation in 1987 and 1991. However, the federal Health Care Financing Administration
(HCFA) regulations governing the use of provider taxes require the State to seek waivers from HCFA that grant explicit approval of the provider taxing system now in place. The State filed the majority of these waivers with HCFA in 1995 but has yet to receive final approval.



  The Balanced Budget Act of 1997 provision passed by Congress was intended to rectify the uncertainty created by continued inaction on the State's waiver requests. A federal disallowance of the State's provider tax system could jeopardize up to $2.6 billion in Medicaid reimbursement received through December 31, 1998. The President's veto message valued any potential disallowance at $200 million. The Financial Plan projections do not anticipate any provider tax disallowance.



  On October 9, 1997 the President offered a corrective amendment to the HCFA regulations governing such taxes. The Governor stated that this proposal did not appear to address all of the State's concerns, and negotiations are ongoing between the State and HCFA. In addition, the City of New York and other affected parties in the health care industry have filed a lawsuit challenging the constitutionality of the President's line-item veto.

  THE STATE'S DEBT. For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated-tax sources and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral-obligation financing, certain contingent contractual-obligation financing arrangements and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

  General Obligation Bond Programs. The first type of State-supported debt, general obligation debt, is currently authorized for three programmatic categories: transportation, environmental and housing. The State has issued bonds only in the first two categories in recent years, with the size of the issues generally decreasing as existing authorizations are diminished. The amount of general obligation bonds and BANs issued in the 1993-94 through 1995-96 fiscal years, excluding bonds issued to redeem BANs, was $388 million, $250 million and $333 million, respectively. Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transit, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally-sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. As of March 31, 1996, the total amount of outstanding general obligation debt was $5.05 billion, including $293.6 million in BANs.

  Lease-Purchase and Contractual-Obligation Financing Programs. The second type of State-supported debt, lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities, has been used primarily by the State to finance the State's highway and bridge program, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects.

  Other Financing Obligations. The State has utilized and expects to continue to utilize lease-purchase and contractual-obligation financing arrangements to finance its capital programs, in addition to authorized general obligation bonds. Some of the major capital programs financed by lease-purchase and contractual obligation agreements are highlighted below.


  Transportation. The State Department of Transportation is responsible for the highway and bridge program which maintains approximately 400,000 lane miles of highways and approximately 7,500 State bridges. Despite more than $4.1 billion of general obligation bond authorizations since 1983, of which more than $3.5 billion has been issued, many of the bridges, which were built in the 1930's, and the extensive interstate, primary and urban highway system built in the 1960's have deteriorated and are in need of increased levels of maintenance.


  Legislation enacted in 1991 established the Highway Trust Fund to provide for the dedication of a portion of the petroleum business tax and certain other transportation-related taxes and fees for transportation improvements. Legislation enacted in 1996 extends the capital program supported by the Highway Trust Fund through fiscal year 1999-2000. The $11.35 billion plan is expected to be financed by federal grants (45 percent), general obligation bonds (3 percent) and the Highway Trust Fund (52 percent). It is expected that about 50 percent of the Highway Trust Fund financing will be supported by the dedicated taxes on a pay-as-you-go basis and 50 percent from bonds to be issued by the Thruway Authority. The 1996 legislation also extended the authorization of the Thruway Authority to 1999-2000 to finance the local transportation programs, including a new $350 million program.

  The State has supported the capital plans of the MTA in part by entering into service contracts relating to certain bonds issued by the MTA. Legislation adopted in 1992 and 1993 also authorized payments, subject to appropriation, of a portion of the petroleum business tax from the State's Dedicated Mass Transportation Trust Fund to the MTA and authorized it to be used as a source of payment for bonds to be sold by the MTA to support its capital program.

  Education. The State finances the physical infrastructure of SUNY and CUNY and their respective community colleges and the State Education Department through direct State capital spending and through financing arrangements with DASNY, paying all capital costs of the senior colleges and sharing equally with local governments for the community colleges, except that SUNY dormitories are financed through dormitory fees.


  The 34 SUNY campuses include more than 1,700 classroom, dormitory, library, athletic and student buildings, of which approximately 68 percent are over 20 years of age. Together with the 30 SUNY community colleges, the SUNY system serves approximately 300,000 full-time students. The CUNY system is comprised of 11 senior colleges and 6 community colleges that serve approximately 158,000 full-time students.



  Mental Hygiene. The State provides care for its citizens with mental illness, mental retardation and developmental disabilities, and for those with chemical dependencies, through the Office of Mental Retardation ("OMR"), the Office of Substance Abuse Services and the Office of Mental Hygiene ("OMH"). Historically, this care had been provided at large State institutions, but the State recently adopted policies that provide institutional care to only the neediest and provide additional care in community residences. OMR has closed 11 of its 20 developmental centers, with one additional facility planned for closure in 1996-97. OMH has reduced its adult institutional population from 22,000 in 1982 to approximately 8,250. OMH will continue to require substantial capital investments to upgrade to federal standards and implement community facility development as deinstitutionalization continues. Capital investments for both programs are primarily supported by patient revenues through financing arrangements with DASNY.


  Corrections. During the 10-year period 1983-92, the State's prison system more than doubled in size due to the unprecedented increase in demand for prison space. Today, the system houses approximately 68,000 inmates in over 69 facilities with 3,000 buildings comprising over 32 million square feet. As the need to build new structures to create capacity abated in the early 1990's, the focus of the Department of Correctional Services ("DOCS") capital program shifted from expansion to the increasing need for rehabilitation of existing facilities. While high priority renovation projects and replacement of deteriorated structures remains a DOCS capital program priority, the 1996-97 enacted budget contained funding to increase bed capacity through the addition of 1,500 new beds. This program is financed through lease-purchase financing arrangements with the UDC.

  Other Programs. The State also uses lease-purchase and contractual-obligation financing arrangements for hospital capital programs of the Department of Health (including Roswell Park Cancer Institute and the David Axelrod Institute for Public Health), the Division for Youth's institutional facilities and Youth Opportunity Centers, the State's housing programs and various environmental, economic development and State building programs.


  Local Government Assistance Corporation (LGAC). In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation authorized LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds. As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

  THE STATE'S RATINGS. As of August 1997, the State's general obligation bonds were rated A by Standard & Poor's ("S&P"), A2 by Moody's Investors Service ("Moody's") and A+ by Fitch Investors Service ("Fitch"). The State carries the lowest general obligation bond rating of any state. There is no assurance that any particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant.



  Standard & Poor's. On January 13, 1992, S&P lowered its rating on the State's general obligation bonds to A- from A and continued its negative rating outlook assessment on State general obligation debt. S&P cited "[c]continued economic deterioration, chronic operating deficits, mounting GAAP fund balance deficits, and the legislative statement in seeking permanent and structurally sound fiscal operations" as factors contributing to the rating reduction. On April 26, 1993, S&P revised the rating outlook assessment to stable. On February 14, 1994, S&P raised its rating outlook assessment to positive and, on December 12, 1994, confirmed its A- rating. On August 28, 1997, S&P revised its ratings from A- to
A. S&P's previous ratings were A from March 1990 to January 1992, AA- from August 1987 to March 1990 and A+ from November 1982 to August 1987.


  Moody's Investors Service. On January 6, 1992, Moody's lowered its rating on certain appropriations-backed debt of the State and its agencies from A to Baa1 noting "mounting budget deficits, inability of the legislature and the administration to reach timely agreement on deficit reduction plans for the current fiscal year, and protracted weakness in the economy." Previously, Moody's lowered its rating to A on June 6, 1990, its rating having been A1 since May 27, 1986. State general obligation, State-guaranteed and LGAC bonds retained an A rating but were placed under review for possible downgrade. On February 3, 1992, Moody's confirmed its A rating of State general obligation bonds, asserting that the State's "general credit standing reflects its diverse and substantial economic base, but this strength is offset by structural imbalance of state finances and increasing debt levels." On December 12, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On February 11, 1997, Moody's confirmed its rating of the State's general obligation bonds and, in connection with a policy change at Moody's to introduce numerical modifiers to its municipal securities ratings, assigned a rating of A2 to the State's general obligation bonds.


  THE STATE'S LITIGATION. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and federal laws. Included in the State's outstanding litigation are a number of cases challenging the constitutionality or the adequacy and effectiveness of a variety of significant social welfare programs primarily involving the State's Medicaid and mental hygiene programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care which could require substantial increased financing of the litigated programs in the future.



  Tax Law. In Matter of the Petition of Consolidated Rail Corporation v. Tax Appeals Tribunal (Appellate Division, Third Department, commenced December 22,
1995), petitioner, a rail freight corporation that purchases diesel motor fuel out of State and imports the fuel into the State for use, distribution, storage or sale in the State, contended that the assessment of the petroleum business tax imposed pursuant to Tax Law sec.301-a to such fuel purchases violated the Commerce Clause of the United States Constitution. Petitioner contended that the application of Section 301-a to the interstate transaction, but not to purchasers who purchase fuel within the State for use, distribution, storage or sale within the State, discriminates against interstate commerce. In a decision dated July 17, 1997, the Appellate Division, Third Department, dismissed the petition. Petitioner appealed to the Court of Appeals. On December 4, 1997, the Court of Appeals dismissed the appeal, sua sponte, upon the ground that no substantial Constitutional question was directly involved.



  In New York Association of Convenience Stores, et al. v. Urbach, et al., petitioners, New York Association of Convenience Stores, National Association of Convenience Stores, M.W.S. Enterprises, Inc. and Sugarcreek Stores, Inc. seek to compel respondents, the Commissioner of Taxation and Finance and the Department of Taxation and Finance, to enforce sales and excise taxes imposed pursuant to Tax Law Articles 12-A, 20 and

28 on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, inter alia, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternately, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department, and invoked CPLR 5519(a)(1), which provides that the taking of the appeal stayed all proceedings to enforce the orders pending the appeal. Petitioner's motion to vacate the stay was denied. In a decision entered May 8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. The Third Department held, inter alia, that petitioners had not sought such relief in their petition and that it was an error for the Supreme Court to have awarded such undemanded relief without adequate notice of its intent to do so. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds, and again invoked the statutory stay. On October 23, 1997, the Court of Appeals granted petitioners' motion for leave to cross-appeal from the portion of the Third Department's decision that deleted the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco.



  Insurance Law. Proceedings have been brought by two groups of petitioners challenging regulations promulgated by the Superintendent of Insurance that established excess medical malpractice premium rates for the 1986-87 through 1995-96 and 1996-97 fiscal years, respectively (New York State Health Maintenance Organization Conference, Inc., et al. v. Muhl, et al. ["HMO"], and New York State Conference of Blue Cross and Blue Shield Plans, et al. v. Muhl, et al. ["Blue Cross 'I' and 'II"'], Supreme Court, Albany County). By Order filed January 22, 1997, the Court in Blue Cross I permitted the plaintiffs in HMO to intervene and dismissed the challenges to the rates for the period prior to 1995-96. By decision dated July 24, 1997, the Court in Blue Cross I held that the determination made by the Superintendent in establishing the 1995-96 rate was arbitrary and capricious and directed that premiums paid pursuant to that determination be returned to the payors. The State has appealed this decision.



  Offices of Mental/Health Patient-Care Costs. Two actions, Balzi, et al. v. Surles, et al., commenced in November 1985 in the United States District Court for the Southern District of New York, and Brogan, et al. v. Sullivan, et al., commenced in May 1990 in the United States District Court for the Western District of New York, now consolidated, challenge the practice of using patients' Social Security benefits for the costs of care of patients of State Office of Mental Health facilities. The cases have been settled by a stipulation and order dated January 7, 1998.



  Shelter Allowance. In an action commenced in March 1987 against State and New York City officials (Jiggetts, et al. v. Bane, et al., Supreme Court, New York County), plaintiffs allege that the shelter allowance granted to recipients of public assistance is not adequate for proper housing. In a decision dated April 16, 1997, the Court held that the shelter allowance promulgated by the Legislature and enforced through Department of Social Services regulations is not reasonably related to the cost of rental housing in New York City and results in homelessness to families in New York City. A judgement was entered on July 25, 1997, directing, inter alia, that the State (i) submit a proposed schedule of shelter allowances (for the Aid to Dependent Children program and any successor program) that bears a reasonable relation to the cost of housing in New York City; and (ii) compel the New York City Department of Social Services to pay plaintiffs a monthly shelter allowance in the full amount of their contract rents, provided they continue to meet the eligibility requirements for public assistance, until such time as a lawful shelter allowance is implemented, and provide interim relief to other eligible recipients of Aid to Dependent Children under the interim relief system established in this case. The State has sought relief from each and every provision of this judgment except that portion directing the continued provision of interim relief.



  Civil Rights Claims. In an action commenced in 1980 (United States, et al. v Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated. In 1986, the District Court ordered Yonkers to develop and comply with a remedial educational improvement plan ("EIP I"). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers

Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. On March 27, 1995, the District Court made factual findings regarding the role of the State and the other State defendants (the "State") in connection with the creation and maintenance of the dual school system, but found no legal basis for imposing liability. On September 3, 1996, the Court of Appeals, based on the District Court's factual findings, held the State defendants liable under 42 USC sec.1983 and the Equal Educational Opportunity Act, 20 USC sec.sec.1701, et seq., for the unlawful dual school system, because the State, inter alia, had taken no action to force the school district to desegregate despite its actual or constructive knowledge of de jure segregation. By Order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and must fund a remedy to accomplish that goal. Yonkers presented a proposed educational improvement plan ("EIP II") to eradicate these vestiges of segregation. The October 8, 1997 Order of the District Court ordered that EIP II be implemented and directed that, within 10 days of the entry of the Order, the State make available to Yonkers $450,000 to support planning activities to prepare the EIP II budget for 1997-98 and the accompanying capital facilities plan. A final judgment to implement EIP II was entered on October 14, 1997. The State intends to appeal that judgment. Additionally, the Court adopted a requirement that the State pay to Yonkers $9 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The requirement for State funding of EIP I has not yet been reduced to an order.



  Medicaid. Several cases, including Port Jefferson Health Care Facility, et al.
v. Wing (Supreme Court, Suffolk County), challenge the constitutionality of Public Health Law sec.2807-d, which imposes a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services. Plaintiffs allege that the tax assessments were not uniformly applied, in violation of federal regulations. In a decision dated June 30, 1997, the Court held that the 1.2 percent and 3.8 percent assessments on gross receipts imposed pursuant to Public Health Law sec.sec.2807-d(2)(b)(ii) and 2807-d(2)(b)(iii), respectively, are unconstitutional. An order entered August 27, 1997 enforced the terms of the decision. The State has appealed that order.



  Contract and Tort Claims. In Inter-Power of New York, Inc. v. State of New York, commenced November 16, 1994 in the Court of Claims, plaintiff alleged that by reason of the failure of the State's Department of Environmental Conservation to provide in a timely manner accurate and complete data, plaintiff was unable to complete by the projected completion date a cogeneration facility, and thereby suffered damages. The parties have agreed to settle this case for $29 million.



  NEW YORK CITY. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City, with a population of approximately 7.4 million, is the most populous city in the State and in the nation and is the center of the nation's largest metropolitan area. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.



  In February 1975, the UDC, which had approximately $1 billion of outstanding debt, defaulted on certain of its short-term notes. Shortly after the UDC default, the City entered a period of financial crisis from which it is only now emerging. Both the State Legislature and the United States Congress enacted legislation in response to this crisis. During 1975, the State Legislature (i) created the Municipal Assistance Corporation for the City of New York ("MAC") to assist with long-term financing for the City's short-term debt and other cash requirements and (ii) created the New York State Financial Control Board (the "Control Board") to review and approve the City's budgets and financial plans (the financial plans also apply to certain City-related public agencies (the "Covered Organizations")). If the City were to experience certain adverse financial circumstances, including the occurrence or the substantial likelihood and imminence of the occurrence of an annual operating deficit of more than $100 million or the loss of access to the public credit markets to satisfy the City's capital and seasonal financing requirements, the Control Board would be required by State law to exercise certain powers.


  The severe financial difficulties encountered by the City in 1975 caused it to lose access to the public credit market. At that time, the City was incurring substantial operating deficits and employing financial and accounting practices which were widely criticized. Since that time, the City benefited substantially from financial assistance provided through a combination of federal, State and private measures and the City has extensively revised its financial systems and accounting practices. Since 1978, the City's annual financial statements have been required to be prepared in accordance with GAAP and audited by independent certified public accountants. For each of the 1981 through 1997 fiscal years, the City achieved balanced operating results as reported in accordance with GAAP. The City's operating results for the 1997 fiscal year were balanced in accordance with GAAP, after taking into account the use of $1.362 billion for expenditures due in the 1998 fiscal year. The City's current financial plan for the 1998 through 2002 fiscal years (the "Financial Plan") projects a surplus in the 1998 fiscal year, before discretionary transfers, and substantial budget gaps for each of the 2000, 2001 and 2002 fiscal years. This pattern of current year balanced operating results and projected subsequent year budget gaps has been consistent through virtually the entire period since 1982. The City was required to close substantial budget gaps between forecast revenues and forecast expenses in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the federal budget negotiation process could result in a reduction in or a delay in the receipt of federal grants which could have additional adverse effects on the City's cash flow or revenues.



  The Financial Plan. Pursuant to the New York State Financial Emergency Act for The City of New York, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The Mayor is responsible for preparing the City's financial plan, including the Financial Plan. The City is required to submit its financial plans to review bodies, including the Control Board.



  On January 29, 1998, the City published the Financial Plan, which relates to the City, the Board of Education ("BOE") and CUNY. The Financial Plan is a modification to the financial plan submitted to the Control Board on June 10, 1997 (the "June Financial Plan").



  The June Financial Plan identified actions to close a previously projected gap for the 1998 fiscal year. The proposed actions in the June Financial Plan for the 1998 fiscal year included (i) agency actions totaling $621 million, (ii) the proposed sale of various assets; and (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999. The June Financial Plan also included a proposed discretionary transfer in the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes.



  The Financial Plan reflects actual receipts and expenditures and changes in forecast revenues and expenditures since the June Financial Plan. The Financial Plan projects revenues and expenditures for the 1998 and 1999 fiscal years balanced in accordance with GAAP, and project gaps of $1.8 billion, $2.0 billion and $1.9 billion for the 2000, 2001 and 2002 fiscal years, respectively. Changes since the June Financial Plan include: (i) an increase in projected tax revenues of $841 million, $738 million, $808 million and $802 million in the 1998 through 2001 fiscal years, respectively, including an increase in sales tax revenues resulting from the State adopting a smaller sales tax reduction than previously assumed; (ii) a reduction in assumed State aid of $283 million in the 1998 fiscal year and of between $134 million and $142 million in each of the 1999 through 2001 fiscal years, reflecting the State adopted budget, including, in the 1998 fiscal year, the failure of the State budget to implement the proposed acceleration of $142 million of revenue sharing payments; (iii) a reduction in projected debt service expenditures totaling $164 million, $291 million, $127 million and $145 million in the 1998 through 2001 fiscal years, respectively; (iv) an increase in BOE spending of $70 million, $182 million, $59 million and $61 million in the 1998 through 2001 fiscal years, respectively; and (v) an increase in expenditures totaling $71 million in the 1998 fiscal year and between $214 million and $273 million in each of the 1999 and 2001 fiscal years, reflecting additional spending for the City's proposed drug initiative and other agency spending. The Financial Plan includes a proposed discretionary transfer in the 1998 fiscal year of an additional $920 million of debt service due in the 1999 fiscal year, and a proposed discretionary transfer in the 1999 fiscal year of $210 million of debt service due in fiscal year 2000, for budget stabilization purposes, raising the total for the 1999 fiscal year to $1.2 billion.



  In addition, the Financial Plan sets forth gap-closing actions to eliminate a previously projected gap for the 1999 fiscal year and to reduce projected gaps for fiscal years 2000 through 2002. The gap-closing actions for the 1998 through 2002 fiscal years include: (i) additional agency actions totaling $122 million, $429 million, $354 million, $303 million and $311 million in fiscal years 1998 through 2002; (ii) additional Federal aid of $250 million in each of the fiscal years 1999 through 2002, which could include funds to be distributed from the tobacco settlement, increased Medicaid assistance, unrestricted Federal revenue sharing aid or increased funds for school construction; and (iii) additional State aid of $200 million in each of fiscal years 1999 through 2002, including a proposed increase in revenue sharing payments and reimbursement of inmate costs. The gap-closing actions are partially offset by proposed new tax reduction programs totaling $237 million, $537 million, $610 million and $774 million in fiscal years 1999 through 2002, respectively, including the elimination of the City sales tax on all clothing as of December 1, 1998, the extension of current tax reductions for owners of cooperative and condominium apartments starting in fiscal year 2000, a personal income tax credit for child care and for resident shareholders of Subchapter S corporations and elimination of the commercial rent tax over three years commencing in fiscal year 2000, all of which are subject to State legislative approval.



  The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. The Financial Plan assumes (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $168 million, $507 million and $530 million in the 2000 through 2002 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenue of $187 million, $531 million, $554 million and $579 million in the 1999 through 2002 fiscal years, respectively, (ii) collection of the projected rent payments for the City's airports, totalling $365 million, $175 million, $170 million and $70 million in 1999 through 2002 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases thereto through pending legal actions, and (iii) State approval of the repeal of the Wicks Law relating to contracting requirements for City construction projects and the additional State funding assumed in the Financial Plan, and State and Federal approval of the State and Federal gap-closing actions proposed by the City in the Financial Plan. It can be expected that the Financial Plan will engender public debate which will continue through the time the budget is scheduled to be adopted in June 1998, and that there will be alternative proposals to reduce taxes, including the 12.5% personal income tax surcharge, and increase spending. Accordingly, the Financial Plan may be changed by the time the budget for the 1999 fiscal year is adopted. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.



  Implementation of the Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $7.0 billion of general obligation bonds and $7.5 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to keep the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. The State Constitution provides that, with certain exceptions, the City may not contract indebtedness, including contracts for capital projects to be paid with the proceeds of City bonds ("contracts for capital projects"), in an amount greater than 10% of the average full value of taxable real estate in the City for the most recent five years (the "general debt limit"). The City's projections of total debt subject to the general debt limit that would be required to be issued to fund the Updated Ten-Year Capital Strategy published in April 1995 indicated that projected contracts for capital projects and debt issuance might exceed the general debt limit by the end of fiscal year 1997 and would exceed the general debt limit by a substantial amount thereafter, unless legislation was enacted creating the Finance Authority or other legislative initiatives were identified and implemented. This City's projection of its capital financing need pursuant to the Mayor's Declaration of Need and Proposed Transitional Capital Plan of June 30, 1997 indicates additional projected debt and contract liabilities of approximately $3 billion for fiscal year 1998. To provide for the City's capital program, State legislation was enacted which created the Finance Authority, the debt of which is not subject to the general debt limit. Without the Finance Authority or other legislative relief, new contractual commitments for the City's general obligation financed capital program would have been virtually brought to a halt during the Financial Plan period beginning early in the 1998 fiscal year. By utilizing projected Finance Authority borrowing and including the Finance Authority's projected borrowing as part of the total debt-incurring power, the City's total debt-incurring power has been increased. Even with the increase, the City may reach the limit of its capacity to enter into new contractual commitments in fiscal year 2000. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes, New York City Municipal Water Finance Authority (the "Water Authority") bonds and Finance Authority bonds will be subject to prevailing market conditions and no assurance can be given that such sales will be completed. The City's planned capital and operating expenditures are dependent upon the sale of its general obligations bonds and notes, and the Water Authority and Finance Authority bonds. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.



  The Governor presented his 1998-1999 Executive Budget to the Legislature on January 20, 1998. The Governor's Executive Budget projected balance on a cash basis in the General Fund. The Legislature and the State Comptroller will review the Governor's Executive Budget and are expected to comment on it. There can be no assurance that the Legislature will enact the Executive Budget into law, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth in the Executive Budget. Depending upon the amount of State aid provided to localities, the City might be required to make substantial additional changes in the Financial Plan. If the State's budget for the State's 1998-99 fiscal year is not adopted by the statutory deadline and interim appropriations are not enacted, the projected receipt by the City of State aid could be delayed.


  Certain Reports. From time to time, the Control Board staff, MAC, the Office of the State Deputy Comptroller for the City of New York ("OSDC"), the City Comptroller and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.


  On December 18, 1997, the City Comptroller issued a report on the November 1997 update to the June Financial Plan (the "November Financial Plan"). With respect to the 1998 fiscal year, the report identified a possible $19 million to $372 million surplus above the level projected in the November Financial Plan, which itself reflected a $214 million discretionary transfer in the 1998 fiscal year of debt service due in the 1999 fiscal year for budget stabilization purposes. The report stated that the range of possible surpluses depends primarily on whether the State accelerates $142 million of State revenue sharing payments from the 1999 fiscal year to the 1998 fiscal year and whether the sale of the Coliseum for $200 million is completed. With respect to the 1999 fiscal year, the report identified total net budget gaps of between $1.1 billion and $1.3 billion, which include the gap set forth in the November Financial Plan. The potential risks identified in the report for the 1999 fiscal year include (i) assumed payments from the Port Authority relating to the City's claim for back rentals and an increase in future rentals, part of which are the subject of arbitration, totaling $350 million; and (ii) State approval of the extension of the 12.5% personal income tax surcharge beyond December 31, 1998, which would generate $188 million in the 1999 fiscal year. The potential risks are offset by potential additional resources for the 1999 fiscal year, including the potential for an additional $100 million of State education aid, $170 million of additional debt service savings and $137 million of higher than projected tax revenues. On January 22, 1998, the City Comptroller increased the possible surplus for the 1998 fiscal year by approximately $520 million, to $900 million more than projected in the November Financial Plan, due primarily to tax collections which exceed prior projections.



  The report notes that if the difficulties in Asia were to reduce the value of assets traded on the U.S. stock market in future months, projected tax revenues could be reduced in the 1999 fiscal year. The report noted that a general lag occurs between the time of the initial stock market downturn and tax collections and that the City did not feel the consequences of the October 1987 stock market crash until the 1990 fiscal year, when revenues from the City's business and real estate taxes fell by 20% over the prior fiscal year. The report also noted that the gap-closing program for the 1999 fiscal year continues to rely heavily on State actions to generate resources and savings, including $400 million in unspecified State aid and $200 million in unspecified entitlement savings, which appear optimistic. In addition, the report noted that the State remains delinquent in the payment of approximately $633 million in prior year education aid covering the 1989 through 1996 fiscal years, and that the current labor reserve for the 1999 fiscal year does not include funding for contractual increases due employees of certain Covered Organizations, including HHC, which total $104 million, $225 million and $231 million in the 1999 through 2001 fiscal years, respectively, and which the Financial Plan assumes will be funded by the Covered Organizations. The City Comptroller also noted, in a separate report on the City's capital debt, that debt burden measures, such as annual debt service as a percentage of tax revenues, debt per capita and debt to assessed value of real property, are approaching historically high post-fiscal crisis levels, which calls for restraint in the City's capital program, while the City's infrastructure, which is in need of rehabilitation, requires increased resources.



  On December 18, 1997, the staff of the OSDC issued a report on the November Financial Plan. The report projected a potential surplus for the 1998 fiscal year of $199 million, due to the potential for greater than forecast tax revenues, and budget gaps for the 1999 through 2001 fiscal years which are slightly less than the gaps set forth in the November Financial Plan for such years, due primarily to the potential for greater than forecast tax revenues and lower pension costs for fiscal years 2000 and 2001. The report noted that the budget for the 1998 fiscal year is balanced with $1.6 billion in non-recurring resources, two-thirds of which represents the portion of the 1997 fiscal year surplus targeted for use in the 1998 fiscal year. The report also identified net risks of $192 million, $1.1 billion, $1.3 billion and $1.3 billion for the 1998 through 2001 fiscal years, respectively. The additional risks identified in the report relate to: (i) the receipt of Port Authority lease payments totaling $350 million, $140 million and $135 million in the 1999 through 2001 fiscal years, respectively; (ii) City proposals for the acceleration of $142 million of State revenue sharing payments from the 1999 fiscal year to the 1998 fiscal year, which are subject to approval by the Governor and/or the State Legislature;
(iii) the receipt of $200 million in the 1998 fiscal year in connection with the proposed sale of the New York Coliseum; (iv) unfunded expenditures relating to BOE totaling $375 million in the 1999 fiscal year and $397 million in each of the 2000 and 2001 fiscal years; (v) State approval of a three-year extension of the City's 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and which would generate revenues of $230 million, $525 million and $550 million in the 1999 through 2001 fiscal years, respectively;
(vi) the potential for additional funding needs for the City's labor reserve totaling $104 million, $225 million and $231 million in the 1999 through 2001 fiscal years, respectively, to pay for collective bargaining increases for the Covered Organizations, which the November Financial Plan assumes will be paid for by the Covered Organizations, rather than the City; and (vii) the reimbursement of the State by the City in the 1999 fiscal year for $75 million of State funding of children's services. The report also noted that the November Financial Plan assumes that the State will extend the 14% personal income tax that is scheduled to expire in December 1999, which would generate revenues of $200 million in fiscal year 2000 and $560 million annually in subsequent fiscal years, and that the November Financial Plan makes no provision for wage increases after the expiration of current contracts in fiscal year 2000, which would add $400 million to the 2001 fiscal year budget gap if employees receive wage increases at the projected rate of inflation.



  The report noted that despite positive developments over the last few years, including a reduced municipal workforce, reduced welfare rolls, record profits in the securities industries and pension fund investment earnings, the City still faces substantial budget gaps during the financial plan period, and that the projected budget gaps for fiscal years 2000 and 2001 are among the largest gaps faced by the City since the City first achieved budget balance in accordance with generally accepted accounting principles in the 1981 fiscal year. The report noted that, while revenues are projected to grow at 1.3% each year, spending is projected to grow at the average annual rate of 5.2% during the financial plan period. Moreover, the report noted that the City's economy and budget are even more dependent on the securities industry than a decade ago and there have been large, rapid swings in the securities industry which affect revenues significantly. The report noted that while the economy should remain strong for the foreseeable future, economic slowdown is inevitable and that there is already evidence that business tax revenues could be adversely affected by the turmoil in the Asian economy. The report also noted that (i) the MTA has not yet stated how it will fund the cost of recently adopted fare reductions or the additional cost of services for the expected increase in ridership; (ii) school enrollment is expected to continue to grow over the next eight years and, accordingly, additional expenditures may be required for BOE; (iii) HHC will be required to continue to reduce costs as a result of implementation of managed care; and (iv) the City faces a potential liability of $633 million in State education aid owed from prior years which has already been reflected in the City's financial statements and which the City could be required to write off if a plan is not reached to fund these claims.



  In addition, the staff of the OSDC noted in the report, and in a separate report on Child Care Services in New York City, that, if the State implements the Federal requirement that TANF recipients who have received benefits for two years or more undertake work assignments, as many as 33,500 additional children may require child care, at a cost of between $135 million and $225 million beginning in fiscal year 2000, depending upon the method for providing child care services. The report noted that, while the State will receive Federal funds as part of its welfare surpluses that could be used for this purpose, it remains to be seen whether such funds will be shared with the City and other localities. The report noted that the City does not believe that the demand for child care services will exceed the levels assumed in the November Financial Plan, because the City expects a large reduction in the percentage of the TANF recipients receiving benefits for two or more years.



  On December 17, 1997, the staff of the Control Board issued a report commenting on the 1998 fiscal year. The report stated that the City should end the 1998 fiscal year with its budget in balance, with sufficient reserves available to offset $355 million in risks. The principal risks identified in the report included uncertain State funding, the proposed sale of the Coliseum in the 1998 fiscal year, and the assumed receipt of $76 million by BOE for prior year claims of State aid. The report also noted that there are substantial gaps for fiscal years 2000 and 2001 which remain near historical highs. In addition, the report noted that the State is subject potentially to recoupment of as much as $2.6 billion of Federal Medicaid reimbursement for provider taxes, and it is not clear what the City's financial exposure might be in the event that the Federal government disallows all or a portion of such Medicaid reimbursement. The report also noted that currently projected City spending for the 1998 fiscal year exceeds the ceiling set forth in an agreement between the City and MAC entered into in 1996. Although, as entered into, the agreement could result in MAC taking up to $125 million from the City in the 1999 fiscal year, the City does not expect this outcome.



  On January 13, 1998, the IBO released a report setting forth its forecast of the City's revenues and expenditures for the 1998 through 2001 fiscal years, assuming continuation of current spending policies and tax laws. In the report, the IBO forecasts that the City will end the 1998 fiscal year with a surplus of $120 million, in addition to $514 million in the budget stabilization account, and that the City will face gaps of $1.4 billion, $2.6 billion and $2.8 billion in the 1999 through 2001 fiscal years, respectively, resulting from 4.8% annual growth in spending from 1998 through 2001, compared with 2.2% annual revenue growth. The report noted that slow revenue growth is attributable to a variety of factors, including a gradual deceleration in economic growth through the first half of calendar year 1999, the impact of recently enacted tax cuts and constraints on increases in the real property tax, as well as uncertain back rent payments from the Port Authority, while future costs for existing programs will increase to reflect inflation and scheduled pay increases for City employees during the term of existing labor agreements. The report noted that debt service and education spending will increase rapidly, while spending for social services will rise more slowly due to lower projected caseloads.



  On October 31, 1996, the IBO released a report assessing the costs that could be incurred by the City in response to the 1996 Welfare Act, which, among other things, replaces the AFDC entitlement program with TANF, imposes a five-year time limit on TANF assistance, required 50% of states' TANF caseload to be employed by 2002, and restricts assistance to legal aliens. The report noted that if the requirement that all recipients work after two years of receiving benefits is enforced, these additional costs could be substantial starting in 1999, reflecting costs for worker training and supervision of new workers and increased child care costs. The report further noted that, if economic performance weakened, resulting in an increased number of public assistance cases, potential costs to the City could substantially increase. The report noted that decisions to be made by the State which will have a significant impact on the City budget include the allocation of block grant funds between the State and New York local governments such as the City and the division between the State and its local governments of welfare costs not funded by the Federal government.



  Finally, the report noted that the new welfare law's most significant fiscal impact is likely to occur in the years 2002 and beyond, reflecting the full impact of the lifetime limit on welfare participation which only begins to be felt in 2002 when the first recipients reach the five-year limit and are assumed to be covered by Home Relief, which has recently been replaced by the Safety Net Assistance program. In addition, the report noted that, given the constitutional requirement to care for the needy, the 1996 Welfare Act might well prompt a migration of benefit-seekers into the City, thereby increasing City welfare expenditures in the long run. The report concluded that the impact of the 1996 Welfare Act on the City will ultimately depend on the decisions of State and City officials, the performance of the local economy and the behavior of thousands of individuals in response to the new system.



  On August 25, 1997, the IBO issued a report describing recent developments regarding welfare reform. The report noted that Federal legislation adopted in August 1997, modified certain aspects of the 1996 Welfare Act, by reducing SSI eligibility restrictions for certain legal aliens residing in the country as of August 22, 1996, resulting in the continuation of Federal benefits, by providing significant funding to the states to move welfare recipients from public assistance and into jobs and by providing continued Medicaid coverage for those children who lose SSI due to stricter eligibility criteria. In addition, the report noted that the State had enacted the Welfare Reform Act of 1997 which, among other things, requires the City to achieve work quotas and other work requirements and requires all able-bodied recipients to work after receiving assistance for two years. The report noted that this provision could require the City to spend substantial funds over the next several years for workfare and day care in addition to the funding reflected in the Financial Plan. The report also noted that the State Welfare Reform Act of 1997 established a Food Assistance Program designed to replace Federal food stamp benefits for certain classes of legal aliens denied eligibility for such benefits by the 1996 Welfare Act. The report noted that if the City elects to participate in the Food Assistance Program, it will be responsible for 50% of the costs for the elderly and disabled.


  Collective Bargaining Agreements. Substantially all of the City's full-time employees are members of labor unions. State law requires that all collective bargaining agreements entered into by the City and the Covered Organizations be consistent with the City's current financial plan, except for certain awards arrived at through the impasse procedure of the New York City Collective Bargaining Law, which can impose a binding settlement.


  The projections for the 1998 through 2002 fiscal years reflect the costs of the settlements and arbitration awards with the United Federation of Teachers ("UFT"), a coalition of unions headed by District Council 37 of the American Federation of State, County and Municipal Employees ("District Council 37") and other bargaining Units, which together represent approximately 86% of the City's workforce, and assume that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements and arbitration awards. The settlements and arbitration awards provide for a wage freeze in the first two years, followed by a cumulative effective wage increase of 11% by the end of the five year period covered by the agreements, ending in fiscal years 2000 and 2001. Additional benefit increases would raise the total cumulative effective increase to 13%. Assuming the City reaches similar settlements with its remaining municipal unions, the cost of all settlements for all City-funded employees, as reflected in the Financial Plan, would total $459 million and $1.2 billion in the 1998 and 1999 fiscal years, respectively, and exceed $2 billion in every fiscal year after the 1999 fiscal year. On January 23, 1998, the City reached a tentative settlement with the Correction Officers' Benevolent Association which is consistent with the settlements previously reached by the City with certain other municipal unions. There can be no assurance that the City will reach an agreement with the unions that have not yet reached a settlement with the City on the terms contained in the Financial Plan. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001.


  Legislation passed in February 1996 will place collective bargaining matters relating to police and firefighters, including impasse proceedings, under the jurisdiction of the State Public Employment Relations Board ("PERB"), instead of the New York City Office of Collective Bargaining ("OCB"). OCB considers wage levels of municipal employees in similar cities in the United States in reaching its determinations, while PERB's determinations take into account wage levels in both private and public employment in comparable communities, particularly within the State. In addition, PERB can approve only two-year contracts, unlike OCB which can approve longer contracts. For these reasons, among others, PERB jurisdiction could result in labor settlements which impose higher costs on the City than those reached under excising procedures. On January 23, 1996, the City requested the OCB to declare impasse against the Patrolmen's Benevolent Association and the Uniformed Firefighters Association. In addition, on February 29, 1996, the City commenced an action in the State Supreme Court seeking a declaratory judgment confirming that OCB, rather than PERB, has jurisdiction over collective bargaining matters relating to police.


  Outstanding Indebtedness. As of December 31, 1997, the City had $26.584 billion of outstanding net long-term indebtedness and MAC had $3.645 billion of outstanding net long-term indebtedness.



  Ratings. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 10, 1995, S&P revised its rating of the City's General Obligation Bonds downward to BBB+. On February 3, 1997, S&P placed its BBB+ rating of City bonds on CreditWatch with positive implications. S&P stated that an upgrade will depend on adoption of a budget for the 1999 fiscal year and a financial plan that closely resembles the outline of the current Financial Plan by keeping expenditures and headcount under control, by limiting growth in the already substantial capital budget and by maintenance of conservative budget assumptions.



  Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 17 1997, Moody's changed its outlook on City bonds to positive from stable.



  Since July 15, 1993, Fitch has rated City bonds A-.



  Litigation. The City is a defendant in a significant number of lawsuits. Such litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, alleged torts, alleged breaches of contracts and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the City of the proceedings and claims are not currently predictable, adverse determination in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan. As of June 30, 1997, the City estimated its potential future liability on account of all outstanding claims to be approximately $3.5 billion.


  OTHER LOCALITIES. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the projections of the State's receipts and disbursements for the State's 1996-97 fiscal year.

  Fiscal difficulties experienced by the City of Yonkers resulted in the re-establishment of the Financial Control Board for the City of Yonkers ("Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

  Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994 (the "Supervisory Board"). The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the City of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.

  Seventeen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.

  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1994, the total indebtedness of all localities in the State other than the City was approximately $17.7 billion. A small portion (approximately $82.9 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than the City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Seventeen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1994.

  From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

STRATEGIC TRANSACTIONS

  The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

  GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options typically
have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other NRSRO. The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. In the event of exercise of a call option sold by the Fund with respect to securities not owned by the Fund, the Fund may be required to acquire the underlying security at a disadvantageous price in order to satisfy its obligation with respect to the call option.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Certain state securities laws to which the Fund may be subject may further restrict the Fund's ability to engage in transactions in futures contracts and related options. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities equal to the exercise price.

  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index- based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group (S&P) rating symbols and their meanings (as published by S&P) follows:

  1. DEBT

    A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

    The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     2. Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


  AAA              Debt rated 'AAA' has the highest rating assigned by S&P.
                   Capacity to pay interest and repay principal is extremely strong.

  AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

  A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  BB, B            Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as
  CCC,             having significant speculative characteristics with respect
  CC, C            to capacity to pay interest and repay principal. 'BB'
                   indicates the least degree of speculation and 'C' the
                   highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large
                   uncertainties or large exposures to adverse conditions.

  BB Debt rated 'BB' has less vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

  B                Debt rated 'B' is more vulnerable to default than debt rated
                   "BB" but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
                   The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

  CCC Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

  CC Debt rated 'CC' is currently highly vulnerable to nonpayment. The rating 'CC' also is used for debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

  C The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating.

  CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

  D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if debt service payments are jeopardized.

                   PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.
  C The letter "c" indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

  I The letter "i" indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.

  L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

  P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

                   *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

  NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


  DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

  2. MUNICIPAL NOTES

    A S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

    The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

    -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

     The note rating symbols and definitions are as follows:

  SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus
              (+) designation.

  SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

  SP-3        Speculative capacity to pay principal and interest.

  3. COMMERCIAL PAPER

    A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

    Ratings are graded into several categories, ranging from 'A-1' for the highest-quality obligations to 'D' for the lowest. These categories are as follows:

  A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

  A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

  A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

  B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

  C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

  D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

  4. TAX-EXEMPT DUAL RATINGS

  S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, 'SP-1+/A-1+').

  MOODY'S INVESTORS SERVICE, INC.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

  1. LONG-TERM MUNICIPAL BONDS

  AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
              Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  CON (..)    Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated
              conditionally and designated with the prefix "Con." followed by the rating in parentheses. These are bonds secured by:
              (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals
              that begin when facilities are completed, or (d) payments to which some other limiting condition attaches the
              parenthetical rating denotes the probable credit stature
              upon completion of construction or elimination of the basis of the condition.

  (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

  NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

  2. SHORT-TERM EXEMPT NOTES

    Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

    Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

    MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

    MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

    MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

    SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

  3. TAX-EXEMPT COMMERCIAL PAPER

    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt form registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

    Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

       Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

      - Leading market positions in well established industries.
      - High rates of return on funds employed.
      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
      - Broad margins in earning coverage of fixed financial charges and high internal cash generation.
      - Well established access to a range of financial markets and assured sources of alternate liquidity.

       Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

       Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

                             TRUSTEES AND OFFICERS



     The tables below list the trustees and officers of the Fund and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor"), Van Kampen American Capital Advisors Corp., Van Kampen Merritt Equity Advisors Corp., Van Kampen American Capital Insurance Agency of Illinois, Inc., VK/AC System, Inc., Van Kampen American Capital Record Keeping Services, Inc., American Capital Contractual Services, Inc., Van Kampen American Capital Trust Company, Van Kampen American Capital Exchange Corporation, and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisers (excluding the Van Kampen American Capital Exchange Fund).



                                    TRUSTEES



                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee/Director of each of the
                                            funds in the Fund Complex.
Richard M. DeMartini*.....................  President and Chief Operating Officer, Individual Asset
Two World Trade Center                      Management Group, a division of Morgan Stanley Dean
66th Floor                                  Witter & Co. Mr. DeMartini is a Director of InterCapital
New York, NY 10048                          Funds, Dean Witter Distributors, Inc. and Dean Witter
Date of Birth: 10/12/52                     Trust Company. Trustee of the TCW/DW Funds. Director of
                                            the National Healthcare Resources, Inc. Formerly Vice
                                            Chairman of the Board of the National Association of
                                            Securities Dealers, Inc. and Chairman of the Board of the
                                            Nasdaq Stock Market, Inc. Trustee/Director of each of the
                                            funds in the Fund Complex.
Linda Hutton Heagy........................  Managing Partner of Heidrick & Stuggles, an executive
Sears Tower                                 search firm. Prior to 1997, Partner, Ray & Berndtson,
233 South Wacker Drive                      Inc., an executive recruiting and management consulting
Suite 7000                                  firm. Formerly, Executive Vice President of ABN AMRO,
Chicago, IL 60606                           N.A., a Dutch bank holding company. Prior to 1992,
Date of Birth: 06/03/48                     Executive Vice President of La Salle National Bank.
                                            Trustee on the University of Chicago Hospitals Board, The
                                            International House Board and the Women's Board of the
                                            University of Chicago. Trustee/Director of each of the
                                            funds in the Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation.
                                            Trustee/Director of each of the funds in the Fund
                                            Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee/Director of each of
                                            the funds in the Fund Complex.
Don G. Powell*............................  Chairman and a Director of VKAC. Chairman and a Director
2800 Post Oak Blvd.                         of the Advisers and the Distributor. Chairman and a
Houston, TX 77056                           Director of ACCESS. Director or officer of certain other
Date of Birth: 10/19/39                     subsidiaries of VKAC. Chairman of the Board of Governors
                                            and the Executive Committee of the Investment Company
                                            Institute. Prior to November 1996, President, Chief
                                            Executive Officer and a Director of VKAC Holding.
                                            Trustee/Director of funds in the Fund Complex advised by
                                            Advisory Corp. and prior to July 1996, President, Chief
                                            Executive Officer and a Trustee of the funds in the Fund
                                            Complex.
Phillip B. Rooney.........................  Vice Chairman and Director of The ServiceMaster Company,
One ServiceMaster Way                       a business and consumer services company. Director of
Downers Grove, IL 60515                     Illinois Tool Works, Inc., a manufacturing company; the
Date of Birth: 07/08/44                     Urban Shopping Centers Inc., a retail mall management
                                            company; and Stone Container Corp., a paper manufacturing
                                            company. Trustee, University of Notre Dame. Formerly,
                                            President and Chief Executive Officer, Waste Management,
                                            Inc., an environmental services company, and prior to
                                            that President and Chief Operating Officer, Waste
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex.

Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee/Director of each of the
                                            funds in the Fund Complex.

Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, and other open-end and closed-end funds advised
Date of Birth: 08/22/39                     by the Advisers or Van Kampen American Capital
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex, and other open-end and closed-end funds
                                            advised by the Advisers or Van Kampen American Capital
                                            Management, Inc.


---------------

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund. Messrs. DeMartini and Powell are interested persons of the Fund and the Advisers by reason of their position with Morgan Stanley Dean Witter & Co. and its affiliates.

                                    OFFICERS



     Messrs. McDonnell, Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.



                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Dennis J. McDonnell.........  President                     Executive Vice President and a Director of
  Date of Birth: 05/20/42                                   VKAC and VK/AC Holding, Inc. President,
                                                            Chief Operating Officer and a Director of
                                                            the Advisers, Van Kampen American Capital
                                                            Advisors, Inc., and Van Kampen American
                                                            Capital Management, Inc. President and a
                                                            Director of Van Kampen Merritt Equity
                                                            Advisors Corp. Prior to April of 1997, he
                                                            was a Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Prior to September of 1996,
                                                            Mr. McDonnell was Chief Executive Officer
                                                            and Director of MCM Group, Inc., McCarthy,
                                                            Crisanti & Maffei, Inc. and Chairman and
                                                            Director of MCM Asia Pacific Company,
                                                            Limited and MCM (Europe) Limited. Prior to
                                                            November 1996, Executive Vice President and
                                                            a Director of VKAC Holding. Prior to July
                                                            of 1996, Mr. McDonnell was President, Chief
                                                            Operating Officer and Trustee of VSM Inc.
                                                            and VCJ Inc. President of each of the funds
                                                            in the Fund Complex. President, Chairman of
                                                            the Board and Trustee of other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 06/25/56                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Prior to July of 1996, Mr.
                                                            Hegel was a Director of VSM Inc. Prior to
                                                            September of 1996, he was a Director of
                                                            McCarthy, Crisanti & Maffei, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel,
  Date of Birth: 07/29/53                                   Secretary and Director of VKAC and VK/AC
                                                            Holding, Inc. Mr. Nyberg is also Executive
                                                            Vice President, General Counsel and a
                                                            Director of Van Kampen Merritt Equity
                                                            Holdings Corp. Executive Vice President,
                                                            General Counsel, Assistant Secretary and a
                                                            Director of the Advisers and the
                                                            Distributor, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Management, Inc., Van Kampen American
                                                            Capital Exchange Corporation, American
                                                            Capital Contractual Services, Inc. and Van
                                                            Kampen American Capital Trust Company.
                                                            Executive Vice President, General Counsel
                                                            and Assistant Secretary of ACCESS. Director
                                                            or officer of certain other subsidiaries of
                                                            VKAC. Prior to June of 1997, Director of
                                                            ICI Mutual Insurance Co., a provider of
                                                            insurance to members of the Investment
                                                            Company Institute. Prior to April of 1997,
                                                            he was Executive Vice President, General
                                                            Counsel and Director of Van Kampen Merritt
                                                            Equity Advisors Corp. Prior to July of
                                                            1996, Mr. Nyberg was Executive Vice
                                                            President and General Counsel of VSM Inc.
                                                            and Executive Vice President and General
                                                            Counsel of VCJ Inc. Prior to September of
                                                            1996, he was General Counsel of McCarthy,
                                                            Crisanti & Maffei, Inc. Vice President and
                                                            Secretary of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers,
  Date of Birth: 04/20/42                                   Van Kampen American Capital Management,
                                                            Inc. and Van Kampen American Capital
                                                            Advisors, Inc. Vice President of each of
                                                            the funds in the Fund Complex and certain
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President and Director of
  Date of Birth: 11/10/44                                   VKAC, and VK/AC Holding Inc. Executive Vice
                                                            President of the AC Adviser and the
                                                            Distributor. President and a Director of
                                                            ACCESS. President and Chief Operating
                                                            Officer of Van Kampen American Capital
                                                            Record Keeping Services, Inc. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers and
  Date of Birth: 01/11/56     Financial Officer             Van Kampen American Capital Management,
                                                            Inc. Vice President and Chief Financial
                                                            Officer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.

Nicholas Dalmaso............  Assistant Secretary           Associate General Counsel and Assistant
  Date of Birth: 03/01/65                                   Secretary of VKAC. Vice President,
                                                            Associate General Counsel and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            Van Kampen American Capital Advisors, Inc.
                                                            and Van Kampen American Capital Management,
                                                            Inc. Assistant Secretary of each of the
                                                            funds in the Fund Complex and other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Vice President and a Senior Attorney of
  Date of Birth: 11/15/63                                   VKAC. Vice President and Assistant
                                                            Secretary of the Advisers, the Distributor,
                                                            ACCESS, Van Kampen American Capital
                                                            Management, Inc., American Capital
                                                            Contractual Services, Inc., Van Kampen
                                                            American Capital Exchange Corporation and
                                                            Van Kampen American Capital Advisors, Inc.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC and
                                                            VKAC Holding, Inc. Senior Vice President,
                                                            Deputy General Counsel and Secretary of the
                                                            Advisers, the Distributor, ACCESS American
                                                            Capital Contractual Services, Inc., Van
                                                            Kampen American Capital Management, Inc.,
                                                            Van Kampen American Capital Exchange
                                                            Corporation, Van Kampen American Capital
                                                            Advisors, Inc., Van Kampen American Capital
                                                            Insurance Agency of Illinois, Inc., VKAC
                                                            System, Inc., Van Kampen American Capital
                                                            Record Keeping Services, Inc. and Van
                                                            Kampen Merritt Equity Advisors Corp. Prior
                                                            to April of 1997, Senior Vice President,
                                                            Deputy General Counsel and Secretary of Van
                                                            Kampen American Capital Services, Inc. and
                                                            Van Kampen Merritt Holdings Corp. Prior to
                                                            September of 1996, Mr. Martin was Deputy
                                                            General Counsel and Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc., and prior to July
                                                            of 1996, he was Senior Vice President,
                                                            Deputy General Counsel and Secretary of VSM
                                                            Inc. and VCJ Inc. Assistant Secretary of
                                                            each of the funds in the Fund Complex and
                                                            other investment companies advised by the
                                                            Advisers or their affiliates.

Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers, the Distributor, Van Kampen
                                                            American Capital Management, Inc. and Van
                                                            Kampen American Capital Advisors, Inc.
                                                            Prior to September of 1996, Mr. Wetherell
                                                            was Assistant Secretary of McCarthy,
                                                            Crisanti & Maffei, Inc. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or their affiliates.

Steven M. Hill..............  Assistant Treasurer           Vice President of the Advisers. Assistant
  Date of Birth: 10/16/64                                   Treasurer of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Michael Robert Sullivan.....  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.



  Each trustee/director holds the same position with each of the funds in the Fund Complex. As of the date of this Statement of Additional Information, there are 64 operating funds in the Fund Complex. For purposes of the following compensation and benefits discussion, the Fund Complex is divided into the following three groups: the funds advised by Asset Management (the "AC Funds"), the funds advised by Advisory Corp. excluding funds organized as series of the Morgan Stanley Fund, Inc. (the "VK Funds") and the funds advised by Advisory Corp. organized as series of the Morgan Stanley Fund, Inc. (the "MS Funds"). Each trustee/director who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan

Stanley Dean Witter & Co. (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees/directors to defer receipt of their compensation and earn a return on such deferred amounts. Deferring compensation has the economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.



     The trustees recently reviewed and adopted a standardized compensation and benefits program for each fund in the Fund Complex. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes an annual retainer in an amount equal to $50,000 per calendar year, due in four quarterly installments on the first business day of each quarter. Payment of the annual retainer is allocated among the funds in the Fund Complex (except the money market series of the MS Funds) on the basis of the relative net assets of each fund as of the last business day of the preceding calendar quarter. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes a per meeting fee from each fund in the Fund Complex (except the money market series of the MS Funds) in the amount of $200 per quarterly or special meeting attended by the Non-Affiliated Trustee, due on the date of the meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



     For each AC Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the AC Funds includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



     For each VK Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from each VK Fund includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



     For the period from July 2, 1997 up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the MS Funds was based generally on the compensation amounts and methodology used by such funds prior to their joining the current Fund Complex on July 2, 1997. Each trustee/director was elected as a director of the MS Funds on July 2, 1997. Prior to July 2, 1997, the MS Funds were part of another fund complex (the "Prior Complex") and the former directors of the MS Funds were paid an aggregate fee allocated among the funds in the Prior Complex that resulted in individual directors receiving total compensation between approximately $8,000 to $10,000 from the MS Funds during such funds' last fiscal year.

  Under the deferred compensation plan, each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



  Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from such Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such retirement from such Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from such Fund. Each trustee/director has served as a member of the Board of Trustees of the Fund since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.



  Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.



                               COMPENSATION TABLE



                                                                                           FUND COMPLEX
                                                                    ----------------------------------------------------------
                                                                         AGGREGATE            AGGREGATE             TOTAL
                         YEAR FIRST                                     PENSION OR        ESTIMATED MAXIMUM     COMPENSATION
                        APPOINTED OR      AGGREGATE COMPENSATION    RETIREMENT BENEFITS    ANNUAL BENEFITS     BEFORE DEFERRAL
                       ELECTED TO THE    BEFORE DEFERRAL FROM THE   ACCRUED AS PART OF    FROM THE FUND UPON      FROM FUND
       NAME(1)              BOARD                FUND(2)                EXPENSES(3)         RETIREMENT(4)        COMPLEX(5)
       -------         --------------    ------------------------   -------------------   ------------------   ---------------
J. Miles Branagan           1991                  $1,125                  $30,328              $60,000            $111,197
Linda Hutton Heagy          1995                   1,125                    3,141               60,000             111,197
R. Craig Kennedy            1995                   1,125                    2,229               60,000             111,197
Jack E. Nelson              1995                   1,125                   15,820               60,000             104,322
Jerome L. Robinson*         1995                   1,125                   32,020               15,750             107,947
Phillip B. Rooney**         1997                   1,000                        0               60,000              74,697
Dr. Fernando Sisto          1973                   1,125                   60,208               60,000             111,197
Wayne W. Whalen             1995                   1,125                   10,788               60,000             111,197


---------------

 * Mr. Robinson retired from the Board of Trustees on December 31, 1997.



** Mr. Phillip B. Rooney became a member of the Board of Trustees effective April 14, 1997 and thus does not have a full fiscal year of information to report.



(1) Messrs. DeMartini, McDonnell and Powell, also trustees of the Fund during all or a portion of the Fund's last fiscal year, are not included in the compensation table because they are not eligible for compensation or retirement benefits from the Fund. Mr. McDonnell resigned as a Trustee of the Fund, effective May 31, 1997.



(2) The amounts shown in this column represent the Aggregate Compensation before Deferral with respect to the Fund's fiscal year ended December 31, 1997. The detail of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. The details of amounts deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The details of cumulative deferred compensation (including interest) owed to current Trustees by each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the sum of the retirement benefits expected to be accrued by the operating investment companies in the Fund Complex for their respective fiscal years ended in 1997. The retirement plan is described above the Compensation Table.



(4) For Mr. Robinson, this is the sum of the actual annual benefits payable by the operating investment companies in the Fund Complex as of the date of their retirement for each year of the 10-year period since such trustee's retirement. For the remaining trustees, this is the sum of the estimated maximum annual benefits payable by the operating investment companies in the Fund Complex for each year of the 10-year period commencing in the year of such trustee's anticipated retirement. The Retirement Plan is described above the Compensation Table. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table D below.



(5) The amounts shown in this column represent the aggregate compensation paid by all operating investment companies in the Fund Complex as of December 31, 1997 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1997. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Mr. Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $268,447 during the calendar year ended December 31, 1997.



  As of April 2, 1998, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

                                                                         TABLE A


           1997 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES



                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund.........  12/31     $ 3,000    $ 3,000   $3,000    $ 3,000   $ 3,000    $ 2,250   $ 3,000   $ 3,000
 Tax Free High Income Fund............  12/31       3,000      3,000    3,000      3,000     3,000      2,250     3,000     3,000
 California Insured Tax Free Income
   Fund...............................  12/31       3,000      3,000    3,000      3,000     3,000      2,250     3,000     3,000
 Municipal Income Fund*...............  12/31       4,125      4,125    4,125      4,125     4,125      3,250     4,125     4,125
 Intermediate Term Municipal Income
   Fund...............................  12/31       3,000      3,000    3,000      3,000     3,000      2,250     3,000     3,000
 Florida Insured Tax Free Income
   Fund...............................  12/31       3,000      3,000    3,000      3,000     3,000      2,250     3,000     3,000
 New York Tax Free Income Fund........  12/31       1,125      1,125    1,125      1,125     1,125      1,000     1,125     1,125
   Trust Total........................             20,250     20,250   20,250     20,250    20,250     15,500    20,250    20,250



 *Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which was merged into the Municipal Income Fund in November 1997.



                                                                         TABLE B



      1997 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES



                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund........   12/31     $ 3,000    $ 3,000   $1,500    $ 3,000   $ 3,000    $ 1,500   $ 1,500   $ 3,000
 Tax Free High Income Fund...........   12/31       3,000      3,000    1,500      3,000     3,000      1,500     1,500     3,000
 California Insured Tax Free Fund....   12/31       3,000      3,000    1,500      3,000     3,000      1,500     1,500     3,000
 Municipal Income Fund...............   12/31       3,000      3,000    1,500      3,000     3,000      1,500     1,500     3,000
 Intermediate Term Municipal Income
   Fund..............................   12/31       3,000      3,000    1,500      3,000     3,000      1,500     1,500     3,000
 Florida Insured Tax Free Income
   Fund..............................   12/31       3,000      3,000    1,500      3,000     3,000      1,500     1,500     3,000
 New York Tax Free Income Fund.......   12/31       1,125      1,125      563      1,125     1,125        875       563     1,125
 New Jersey Tax Free Income Fund.....   12/31       1,125      1,125      563      1,125     1,125        875       563     1,125
   Trust Total.......................              20,250     20,250   10,126     20,250    20,250     10,750    10,126    20,250



                                                                         TABLE C



        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST


                                AND EACH SERIES



                                                                                      TRUSTEE
                                        FISCAL    -------------------------------------------------------------------------------
              FUND NAME                YEAR-END   BRANAGAN    HEAGY    KENNEDY   NELSON    ROBINSON   ROONEY     SISTO    WHALEN
              ---------                --------   --------    -----    -------   ------    --------   ------     -----    ------
 Insured Tax Free Income Fund.........  12/31     $ 4,324    $ 6,482   $11,233   $15,086   $14,485    $ 1,513   $ 3,180   $12,966
 Tax Free High Income Fund............  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 California Insured Tax Free Fund.....  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 Municipal Income Fund*...............  12/31       5,170      7,878    14,033    19,758    18,928      1,765     8,110    17,020
 Intermediate Term Municipal Income
   Fund...............................  12/31       4,324      6,482    11,233    15,086    14,485      1,513     1,622    12,966
 Florida Insured Tax Free Income
   Fund...............................  12/31       4,324      6,482     6,853    10,650    10,391      1,513     1,622     9,946
 New York Tax Free Income Fund........  12/31       1,487      1,181     3,118     4,223     4,049        891       591     3,586
   Trust Total........................             28,277     41,469    68,936    94,975    91,308     10,221    18,369    82,416



 *Includes the deferred compensation balances from New Jersey Tax Free Income Fund, which was merged into the Municipal Income Fund in November 1997.



                                                                         TABLE D



          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST



                                                                                    TRUSTEE
                                              -----------------------------------------------------------------------------------
FUND NAME                                     BRANAGAN   DEMARTINI   HEAGY    KENNEDY   NELSON   POWELL   ROONEY   SISTO   WHALEN
---------                                     --------   ---------   -----    -------   ------   ------   ------   -----   ------
  Insured Tax Free Income Fund...............   1995       1997       1995     1993      1984     1997     1997    1995     1984
  Tax Free High Income Fund..................   1995       1997       1995     1993      1985     1997     1997    1995     1985
  California Insured Tax Free Income Fund....   1995       1997       1995     1993      1985     1997     1997    1995     1985
  Municipal Income Fund......................   1995       1997       1995     1993      1990     1997     1997    1995     1990
  Intermediate Term Municipal Income Fund....   1995       1997       1995     1993      1993     1997     1997    1995     1993
  Florida Insured Tax Free Income Fund.......   1995       1997       1995     1994      1994     1997     1997    1995     1994
  New Jersey Tax Free Income Fund............   1995       1997       1995     1994      1994     1997     1997    1995     1994
  New York Tax Free Income Fund..............   1995       1997       1995     1994      1994     1997     1997    1995     1994

  As of April 2, 1998, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:



                                                                  AMOUNT OF
                                                                OWNERSHIP AT        CLASS OF       PERCENTAGE
                 NAME AND ADDRESS OF HOLDER                     APRIL 2, 1998        SHARES        OWNERSHIP
                 --------------------------                     -------------       --------       ----------
Advanced Clearing FBO 6510150911............................       130,616             A             10.13%
  P.O. Box 2226
  Omaha, NE 68103-2226
August C. Casale & Valeria Casale JT TEN....................       104,733             A              8.12%
  154 Park Hill Ave.
  Yonkers, NY 10705-1420
NFSC FEBO # C1B-083380......................................        75,859             A              5.88%
  Cs Bus Fam Limited Partshp
  A Partnership
  Charles Ben-Dayan
  1411 Broadway
  New York, NY 10018-3403
NFSC FEBO # C1B-081388......................................        70,596             A              5.48%
  Charles Ben-Dayan & Ariela Ben-Dayan
  1411 Broadway 27th Fl
  New York, NY 10018-3403
NFSC FEBO # C1B-081388......................................        69,518             A              5.39%
  Ad Bus Fam Limited Partshp
  A Partnership
  Abraham Ben-Dayan
  1411 Broadway 27th Fl
  New York, NY 10018-3403
Smith Barney Inc............................................        45,571             C             38.60%
  00114605267
  388 Greenwich Street
  New York, NY 10013-2339
MLPF&S for the Sole Benefit of Its Customers................         9,828             C              8.34%
  Attn: Fund Administration
  4800 Deer Lake Dr. E FL 3
  Jacksonville, FL 32246-6484
Patrick Truglio.............................................         7,484             C              6.34%
  TOD DTD 11-07-97
  Subject to ACCESS TOD Rules
  1625 E 37th St
  Brooklyn, NY 11234-4220
Mary Lloyd Burroughs & Paul D. Burroughs TR.................         7,271             C              6.16%
  May Lloyd Burroughs Liv Trust
  DTD 7/20/95
  HC01 Box 126 Eagle Lake
  Ticonderoga, NY 12883-9410


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

  The Adviser is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Advisory Service Inc.).


  The Adviser, Van Kampen American Capital Distributors, Inc. (the "Distributor") and ACCESS Investor Services ("ACCESS") are wholly-owned subsidiaries of Van Kampen American Capital, Inc. ("VKAC"), which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management, Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  The investment advisory agreement between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as officers of the Fund and trustees of the Trust if duly elected to such positions.


  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The agreement will continue in effect from year to year if specifically approved by the Trustees of the Trust, of which the Fund is a separate series (or by the Fund's shareholders), and by the disinterested trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days' written notice by either party thereto and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any state in which the Fund's shares are offered for sale. Currently, the most stringent limit in any state would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million, and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.


  For the years ended December 31, 1997, 1996 and 1995, the Fund paid no advisory expenses.


OTHER AGREEMENTS


  ACCOUNTING SERVICES AGREEMENT. The Fund has also entered into an accounting services agreement pursuant to which Asset Management provides accounting services to the Fund. The Fund shares together with the other Van Kampen American Capital mutual funds in the cost to provide such services, with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such cost based proportionally on their respective net assets.



  For each of the years ended December 31, 1997, 1996 and 1995, Asset Management and its affiliates waived its cost of providing accounting services to the Fund.


  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: accurate maintenance of the funds' minute books and records, preparation and oversight of the funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.


  For each of the years ended December 31, 1997, 1996 and 1995, Van Kampen American Capital waived its cost of providing legal services to the Fund.


                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 West Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund, or the Adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Fund's Adviser may take into consideration that certain firms have sold or are selling shares of the Fund and that certain firms provide market, statistical or other research information to the Fund and the Adviser, and may select firms that are affiliated with the Fund, the Adviser, or its distributor and other principal underwriters.

  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of research service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security), than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Fund's Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of the such services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information such as that set forth to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and (iii) may select firms that are affiliated with the Fund, its investment adviser or its distributor or other principal underwriters. If purchases or sales of securities of the Fund and of one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and other investment companies and clients and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the trustees of the Trust, of which the Fund is a separate series.

  The trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission given to affiliated brokers.

  State securities laws may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.


  For the years ended December 31, 1997, 1996 and 1995 the Fund paid no brokerage commissions.



                             TAX STATUS OF THE FUND



  The Trust and each of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund will be subject to tax if, among other things, it fails to distribute net capital gains, or if its annual distributions, as a percentage of its income, are less than the distributions required by tax laws.



  The table below illustrates approximate equivalent taxable and tax-free yields at the 1998 federal and New York State individual income tax rates in effect on the date of this Statement of Additional Information.



   1998 FEDERAL, NEW YORK STATE AND NEW YORK CITY TAXABLE VS. TAX-FREE YIELDS


                                      FEDERAL   STATE AND   COMBINED   TAXABLE EQUIVALENT ESTIMATED CURRENT RETURN
                                        TAX     CITY TAX      TAX      -----------------------------------------
 SINGLE RETURN       JOINT RETURN     BRACKET   BRACKET*    BRACKET*   3.5%   4.0%   4.5%   5.0%   5.5%    6.0%
----------------   ----------------   -------   ---------   --------   ----   ----   ----   ----   -----   -----
$       0-25,350                       15.00%    11.250%     24.60%    4.64%  5.31%  5.97%  6.63%   7.29%   7.96%
                   $       0-42,350    15.00%    11.239%     24.60%    4.64%  5.31%  5.97%  6.63%   7.29%   7.96%
   25,350-61,400     42,350-102,300    28.00%    11.307%     36.10%    5.48%  6.26%  7.04%  7.82%   8.61%   9.39%
  61,400-128,100    102,300-155,950    31.00%    11.307%     38.80%    5.72%  6.54%  7.35%  8.17%   8.99%   9.80%
 128,100-278,450    155,950-278,450    36.00%    11.307%     43.20%    6.16%  7.04%  7.92%  8.80%   9.68%  10.56%
    Over 278,450       Over 278,450    39.60%    11.307%     46.40%    6.53%  7.46%  8.40%  9.33%  10.26%  11.19%

                TAXABLE EQUIVALENT ESTIMATED CURRENT RETURN
                  -------------------------------------
 SINGLE RETURN    6.5%    7.0%    7.5%    8.0%    8.5%
----------------  -----   -----   -----   -----   -----
$       0-25,350   8.62%   9.28%   9.95%  10.61%  11.27%
                   8.62%   9.28%   9.95%  10.61%  11.27%
   25,350-61,400  10.17%  10.95%  11.74%  12.52%  13.30%
  61,400-128,100  10.62%  11.44%  12.25%  13.07%  13.89%
 128,100-278,450  11.44%  12.32%  13.20%  14.08%  14.96%
    Over 278,450  12.13%  13.06%  13.99%  14.93%  15.86%


---------------


* Combined Tax Bracket includes Federal, State and New York City income taxes. Please note that the table does not reflect (i) any federal or state limitations on the amounts of allowable itemized deductions, phase-outs of personal or dependent exemption credits or other allowable credits, (ii) any local taxes imposed (other than New York City), or (iii) any taxes other than personal income taxes. The table assumes that federal taxable income is equal to state income subject to tax, and in cases where more than one state rate falls within a federal bracket, the highest state rate corresponding to the highest income within that federal bracket is used. Further, the table does not reflect the New York State supplemental income tax based upon a taxpayer's New York State taxable income and New York State adjusted gross income. This supplemental tax results in an increased marginal State income tax rate to the extent a taxpayer's New York State adjusted gross income ranges between $100,000 and $150,000.

          1998 FEDERAL AND NEW YORK STATE TAXABLE VS. TAX-FREE YIELDS*


                                      FEDERAL     STATE     COMBINED     TAXABLE EQUIVALENT ESTIMATED CURRENT RETURN
                                        TAX        TAX        TAX      ------------------------------------------------
 SINGLE RETURN       JOINT RETURN     BRACKET    BRACKET    BRACKET*   3.5%   4.0%   4.5%   5.0%   5.5%   6.0%    6.5%
----------------   ----------------   --------   --------   --------   ----   ----   ----   ----   ----   -----   -----
$       0-25,350   $       0-42,350    15.00%     6.850%     20.80%    4.42%  5.05%  5.68%  6.31%  6.94%   7.58%   8.21%
   25,350-61,400     42,350-102,300    28.00%     6.850%     32.90%    5.22%  5.96%  6.71%  7.45%  8.20%   8.94%   9.69%
  61,400-128,100    102,300-155,950    31.00%     6.850%     35.70%    5.44%  6.22%  7.00%  7.78%  8.55%   9.33%  10.11%
 128,100-278,450    155,950-278,450    36.00%     6.850%     40.40%    5.87%  6.71%  7.55%  8.39%  9.23%  10.07%  10.91%
    Over 278,450       Over 278,450    39.60%     6.850%     43.70%    6.22%  7.10%  7.99%  8.88%  9.77%  10.66%  11.55%

                  TAXABLE EQUIVALENT ESTIMATED CURRENT RETURN
                  -----------------------------
 SINGLE RETURN    7.0%    7.5%    8.0%    8.5%
----------------  -----   -----   -----   -----
$       0-25,350   8.84%   9.47%  10.10%  10.73%
   25,350-61,400  10.43%  11.18%  11.92%  12.67%
  61,400-128,100  10.89%  11.66%  12.44%  13.22%
 128,100-278,450  11.74%  12.58%  13.42%  14.26%
    Over 278,450  12.43%  13.32%  14.21%  15.10%


---------------


* Please note that the table does not reflect (i) any federal or state limitations on the amounts of allowable itemized deductions, phase-outs of personal or dependent exemption credits or other allowable credits, (ii) any local taxes imposed, or (iii) any taxes other than personal income taxes. The table assumes that federal taxable income is equal to state income subject to tax, and in cases where more than one state rate falls within a federal tax bracket, the highest state rate corresponding to the highest income within that federal bracket is used. Further, the table does not reflect the New York State supplemental income tax based upon a taxpayer's New York State taxable income and New York State adjusted gross income. This supplemental tax results in an increased marginal State income tax rate to the extent a taxpayer's New York State adjusted gross income ranges between $100,000 and $150,000.


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts. VKAC manages or supervises more than $60 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country. Each of our high yield analysts, based either in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered on a continuous basis through the Distributor, One Parkview Plaza, Oakbrook Terrace, IL 60181. The Distributor is a wholly owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management, Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.

  Total underwriting commissions on the sale of shares of the Fund for the last three fiscal periods are shown in the chart below.



                                                                     TOTAL             AMOUNTS
                                                                  UNDERWRITING       RETAINED BY
                                                                  COMMISSIONS        DISTRIBUTOR
                                                               ------------------   --------------
Fiscal Year Ended December 31, 1995.........................        $ 80,593           $ 9,607
Fiscal Year Ended December 31, 1996.........................        $ 63,306           $10,787
Fiscal Year Ended December 31, 1997.........................        $163,312           $12,562


                         DISTRIBUTION AND SERVICE PLANS


  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of shares. The Distribution Plan and Service Plan sometimes are referred to herein collectively as the "Plans." The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Plans are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor and sub-agreements between the Distributor and members of the NASD who are acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents and similar agreements between the Fund and financial intermediaries who are acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."


  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Plans and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


  For the fiscal year ending December 31, 1997, the Fund's aggregate expenses under the Class A Plan were $24,711, or 0.25% of the Class A shares' average net assets. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Class B Plan were $113,031, or 1.00%, of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $85,409 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $27,622 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Class B Plan. For the fiscal year ended December 31, 1997, the Fund's aggregate expenses under the Class C Plan were $8,503 or 1.00% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $6,061 for the commissions and transactions fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $2,442 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Class C Plan.

                                 TRANSFER AGENT



  During the fiscal years ended December 31, 1995, 1996 and 1997, ACCESS, shareholder service agent and dividend disbursing agent for the Fund, received fees approximately aggregating $3,400, $7,457 and $14,238, respectively, for these services. The transfer agency prices are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.


                                 LEGAL COUNSEL

  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois).

                            PERFORMANCE INFORMATION

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

  The Fund's yield quotation is determined on a monthly basis with respect to the immediately preceding 30 day period, and yield is computed by dividing the Fund's net investment income per share of a given class earned during such period by the Fund's maximum offering price (including, with respect to the Class A Shares, the maximum initial sales charge) per share of such class on the last day of such period. The Fund's net investment income per share is determined by taking the interest attributable to a given class of shares earned by the Fund during the period, subtracting the expenses attributable to a given class of shares accrued for the period (net of any reimbursements), and dividing the result by the average daily number of the shares of each class outstanding during the period that were entitled to receive dividends. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period. Yield will be computed separately for each class of shares. Class B Shares redeemed during the first seven years after their issuance and Class C Shares redeemed during the first year after their issuance may be subject to a contingent deferred sales charge in a maximum amount equal to 4.00% and 1.00%, respectively, of the lesser of the then current net asset value of the shares redeemed or their initial purchase price from the Fund. Yield quotations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of the Fund's yield. The Fund's tax-equivalent yield quotation for a 30 day period as described above is computed by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of the Fund's yield, if any, that is not tax-exempt.

  The Fund calculates average compounded total return by determining the redemption value (less any applicable contingent deferred sales charge) at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a given class of shares of the Fund (less the maximum sales charge, if any) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage. Average compounded total return will be computed separately for each class of shares.

  Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share of a given class can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.

  The Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of each class of shares of the Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in a given class of shares of the Fund at a given time, deducting the maximum initial sales charge, if any, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each class of shares. Non-standardized total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge with respect to the CDSC imposed at the time of redemption were reflected, it would reduce the performance quoted.

CLASS A SHARES


  The average total return, including the payment of the maximum sales charge, with respect to the Class A Shares for (i) the one year period ended December 31, 1997 was 5.63% and (ii) the approximate three years, 5 month period from July 29, 1994 (the commencement of investment operations of the Fund) through December 31, 1997 was 7.10%.



  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.60%. The tax-equivalent yield with respect to the Class A Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 40.4% tax rate) was 7.72%. The SEC yield without a waiver was 3.71%. The Fund's current distribution rate with respect to the Class A Shares for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.83%. The Fund's taxable equivalent distribution rate with respect to the Class A Shares for the month ending December 31, 1997 was 8.10%.



  The Class A Shares cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1997 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 26.53%.



  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1997 was 32.82%.


CLASS B SHARES


  The average total return, including the payment of CDSC, with respect to the Class B shares for (i) the one year period ended December 31, 1997 was 6.07% and
(ii) the approximate three years, 5 month period from July 29, 1994 (the commencement of investment operations of the Fund) through December 31, 1997 was 7.22%.



  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.06%. The tax-equivalent yield with respect to the Class B Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 40.4% tax rate) was 6.81%. The SEC yield without a waiver was 3.13%. The Fund's current distribution rate with respect to the Class B Shares for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.39%. The Fund's current taxable equivalent distribution rate with respect to the Class B Shares for the month ending December 31, 1997 was 7.37%.

  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1997 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 27.02%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1997 was 29.52%.


CLASS C SHARES


  The average total return, including the payment of CDSC, with respect to the Class C shares for (i) the one year period ended December 31, 1997 was 9.07% and
(ii) the approximate three years, 5 month period from July 29, 1994 (the commencement of investment operations of the Fund) through December 31, 1997 was 7.83%.



  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.04%. The tax-equivalent yield with respect to the Class C shares for the 30 day period ending December 30, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 40.4% tax rate) was 6.78%. The SEC yield without a waiver was 3.11%. The Fund's current distribution rate with respect to the Class C Shares for the month ending December 31, 1997 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.39%. The Fund's current taxable equivalent distribution rate with respect to the Class C Shares for the month ending December 31, 1997 was 7.37%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1997 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 23.53%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1997 was 29.53%.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of
Van Kampen American Capital New York Tax Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital New York Tax Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital New York Tax Free Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Chicago, Illinois
February 3, 1998

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                       Description                     Coupon   Maturity  Market Value
-------------------------------------------------------------------------------------------
         MUNICIPAL BONDS  102.1%
         NEW YORK  100.5%
$ 750    Clifton Springs, NY Hosp & Clinic Ser A Rfdg &
         Impt.............................................   7.650%  01/01/12  $   828,975
  500    Islip, NY Cmnty Dev Agy Cmnty Dev Rev NY
         Institute of Technology Rfdg.....................   7.500   03/01/26      554,665
1,645    Metropolitan Tran Auth NY Commuter Fac Rev (a)...   5.500   07/01/14    1,649,129
  800    Metropolitan Tran Auth NY Commuter Fac Rev Ser A
         (MBIA Insd)......................................   5.625   07/01/27      837,624
  600    Nassau Cnty, NY Bridge Auth Rev Ser B (Connie Lee
         Insd)............................................   5.250   10/01/26      599,946
  750    New York City Indl Dev Agy Brooklyn Navy Yard....   5.650   10/01/28      759,937
  500    New York City Indl Dev Agy Civic Fac Rev Cmnty
         Res Developmentally Disabled (b).................   7.500   08/01/26      531,105
  500    New York City Indl Dev Agy Civic Fac Rev College
         of New Rochelle Proj.............................   5.750   09/01/17      514,960
  500    New York City Indl Dev Agy Rev Visy Paper Inc
         Proj (b).........................................   7.950   01/01/28      577,570
  375    New York City Indl Dev Agy Spl Fac Rev Terminal
         One Group Assn Proj..............................   5.700   01/01/04      394,208
  750    New York City Indl Dev Agy Spl Fac United
         Airlines Inc Proj................................   5.650   10/01/32      759,638
  500    New York City Indl Dev Civic YMCA Greater NY
         Proj.............................................   6.000   08/01/07      536,890
  515    New York City Indl Dev Civic YMCA Greater NY
         Proj.............................................   5.800   08/01/16      533,952
2,000    New York City Muni Wtr Fin Auth Wtr & Swr Sys
         Rev..............................................   5.250   06/15/29    1,981,700
  500    New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev
         Ser B (AMBAC Insd) (b)...........................   5.375   06/15/19      504,110
  500    New York City Ser B..............................   5.700   08/15/07      533,530
  360    New York City Ser C..............................   7.250   08/15/24      392,850
  140    New York City Ser C (Prerefunded @ 08/15/01).....   7.250   08/15/24      154,918
1,000    New York City Ser F (a)..........................   5.250   08/01/12    1,000,840
  240    New York City Ser H (FSA Insd)...................   7.000   02/01/21      265,997
  260    New York City Ser H (Prerefunded @ 02/01/02) (FSA
         Insd)............................................   7.000   02/01/21      291,356
  300    New York St Dorm Auth Rev City Univ Ser F........   5.000   07/01/14      292,113
  600    New York St Dorm Auth Rev City Univ Sys 3rd Genl
         Res 2 Rfdg.......................................   6.000   07/01/05      651,192
  750    New York St Dorm Auth Rev Cons City Univ Sys Ser
         A................................................   5.625   07/01/16      796,792
  500    New York St Dorm Auth Rev Court Fac Lease Ser
         A................................................   5.700   05/15/22      510,205
  570    New York St Dorm Auth Rev Dept Ed St of NY Issue
         Ser A............................................   5.800   07/01/22      593,313
  750    New York St Dorm Auth Rev FHA Nursing Home
         Menorah (FHA Gtd)................................   5.950   02/01/17      796,897
  665    New York St Dorm Auth Rev FHA Sarah Neuman
         Nursing Home (AMBAC Insd)........................   5.375   08/01/17      672,687
  500    New York St Dorm Auth Rev St Univ Edl Fac........   5.750   05/15/10      542,040
1,200    New York St Dorm Auth Rev Svc Contract Albany
         Cnty (a).........................................   5.250   04/01/13    1,202,052
1,000    New York St Dorm Auth Rev Svc Contract Albany
         Cnty (a).........................................   5.250   04/01/17      991,540

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                       Description                     Coupon   Maturity  Market Value
-------------------------------------------------------------------------------------------
         NEW YORK (CONTINUED)
$ 500    New York St Energy Resh & Dev Auth Elec Fac Rev
         Cons Edison Co NY Inc Proj Ser A (MBIA Insd).....   7.500%  01/01/26  $   533,355
  500    New York St Energy Resh & Dev Auth Gas Fac Rev
         Brooklyn Union Gas Co Ser B (Inverse Fltg) (c)...   9.311   07/01/26      653,125
  300    New York St Energy Resh & Dev Auth St Svc
         Contract Rev Western NY Nuclear Svc Cent Proj....   6.000   04/01/00      312,111
  500    New York St Environmental Fac Corp Pollutn Ctl
         Rev St Wtr Revolving Fund Ser D (b)..............   6.850   11/15/11      571,330
  500    New York St Hsg Fin Agy Rev Insd Multi-Family Mtg
         Ser B (AMBAC Insd)...............................   6.250   08/15/14      534,640
  500    New York St Med Care Fac Fin Agy Rev NY Hosp Mtg
         Ser A (AMBAC Insd)...............................   6.200   08/15/05      561,500
  500    New York St Med Care Fac Fin Agy Rev NY Hosp Mtg
         Ser A (AMBAC Insd) (b)...........................   6.600   02/15/11      563,115
  300    New York St Med Care Fac Fin Agy Rev Presbyterian
         Hosp Mtg Ser A Rfdg (FHA Gtd)....................   5.250   08/15/14      304,617
  500    New York St Mtg Agy Rev Homeowner Mtg Ser 30B....   6.650   10/01/25      534,230
  750    New York St Mtg Agy Rev Homeowner Mtg Ser 58.....   6.400   04/01/27      807,315
  290    New York St Thruway Auth Svc Contract Rev Loc Hwy
         & Brdg...........................................   5.750   04/01/09      309,413
  370    New York St Urban Dev Corp Rev Correctional Cap
         Fac Rfdg.........................................   5.625   01/01/07      388,866
  450    New York St Urban Dev Corp Rev Correctional Cap
         Fac Ser 7........................................   5.700   01/01/27      461,840
  500    New York St Urban Dev Corp Rev Correctional Cap
         Fac Ser A Rfdg...................................   5.500   01/01/14      524,215
  300    New York St Urban Dev Corp Rev Correctional Fac
         Rfdg.............................................   5.750   01/01/13      310,290
  420    Niagara Falls, NY Pub Impt (MBIA Insd)...........   6.900   03/01/20      479,371
  500    Oneida Cnty, NY Pub Impt (b).....................   5.850   03/15/12      521,385
  300    Port Auth NY & NJ Spl Oblig......................   7.000   10/01/07      341,154
  500    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl
         Arpt Terminal 6 (MBIA Insd)......................   5.750   12/01/25      522,255
  625    Rockland Cnty, NY Solid Waste Mgmt Auth Ser B
         (AMBAC Insd).....................................   5.550   12/15/16      654,088
  500    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev.......   6.375   06/01/17      501,165
  225    Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest
         Ser B............................................   7.500   08/01/10      229,457
  400    Triborough Brdg & Tunl Auth NY Rev Genl Purp Ser
         A Rfdg...........................................   5.000   01/01/12      401,756
                                                                               -----------
                                                                                32,273,324
                                                                               -----------
         PUERTO RICO  1.6%
  500    Puerto Rico Indl Tourist Edl Mennonite Genl Hosp
         Proj Ser A.......................................   5.625   07/01/27      507,855
                                                                               -----------
TOTAL LONG-TERM INVESTMENTS  102.1%
  (Cost $30,696,039).........................................................   32,781,179
                                                                               -----------

                                               See Notes to Financial Statements

                               December 31, 1997
--------------------------------------------------------------------------------

 Par
Amount
(000)                       Description                                        Market Value
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  11.5%
  New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev ($400,000 par, 5.000%
  coupon, maturing on 06/15/24)..............................................  $   400,000
  New York City 1993 Ser B ($1,000,000 par, 4.150% coupon, maturing
  10/01/21)..................................................................    1,000,000
  New York City 1994 Ser B ($2,000,000 par, 4.150% coupon, maturing
  08/15/22)..................................................................    2,000,000
  New York City Subser 4 ($300,000 par, 4.950% coupon, maturing 08/01/21)....      300,000
                                                                               -----------
TOTAL SHORT-TERM INVESTMENTS  11.5%
  (Cost $3,700,000)..........................................................    3,700,000
                                                                               -----------
TOTAL INVESTMENTS  113.6%
  (Cost $34,396,039).........................................................   36,481,179
LIABILITIES IN EXCESS OF OTHER ASSETS  (13.6%)...............................   (4,364,591)
                                                                               -----------
NET ASSETS  100.0%...........................................................  $32,116,588
                                                                               ===========

(a) Securities purchased on a when issued or delayed delivery basis.

(b) Assets segregated as collateral for when issued or delayed delivery purchase commitments.

(c) An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio. The price of these securities may be more volatile than the price of a comparable fixed rate security.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $34,396,039)........................  $36,481,179
Cash........................................................        8,775
Receivables:
  Interest..................................................      568,738
  Fund Shares Sold..........................................        3,081
Unamortized Organizational Costs............................       23,580
Other.......................................................          221
                                                              -----------
      Total Assets..........................................   37,085,574
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    4,766,150
  Income Distributions......................................       73,644
  Distributor and Affiliates................................       65,300
  Fund Shares Repurchased...................................          275
Accrued Expenses............................................       43,019
Trustees' Deferred Compensation and Retirement Plans........       20,598
                                                              -----------
      Total Liabilities.....................................    4,968,986
                                                              -----------
NET ASSETS..................................................  $32,116,588
                                                              ===========
NET ASSETS CONSIST OF:
Capital.....................................................  $29,990,469
Net Unrealized Appreciation.................................    2,085,140
Accumulated Net Realized Gain...............................       40,951
Accumulated Undistributed Net Investment Income.............           28
                                                              -----------
NET ASSETS..................................................  $32,116,588
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
      net assets of $17,974,339 and 1,142,337 shares of
      beneficial interest issued and outstanding)...........  $     15.73
    Maximum sales charge (4.75%* of offering price).........          .78
                                                              -----------
    Maximum offering price to public........................  $     16.51
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
      net assets of $13,110,477 and 833,648 shares of
      beneficial interest issued and outstanding)...........  $     15.73
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
      net assets of $1,031,772 and 65,610 shares of
      beneficial interest issued and outstanding)...........  $     15.73
                                                              ===========

*On sales of $100,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest..................................................... $1,350,276
                                                              ----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $28,117, $113,878 and $5,783, respectively)..    147,778
Investment Advisory Fee......................................    139,021
Accounting Services..........................................     28,263
Legal........................................................     26,500
Shareholder Services.........................................     23,700
Shareholder Reports..........................................     20,778
Audit........................................................     19,197
Custody......................................................     13,497
Trustees' Fees and Expenses..................................      6,690
Other........................................................        956
                                                              ----------
    Total Expenses...........................................    426,380
    Less Fees Waived and Expenses Reimbursed ($139,021 and
      $52,808, respectively).................................    191,829
                                                              ----------
    Net Expenses.............................................    234,551
                                                              ----------
NET INVESTMENT INCOME........................................ $1,115,725
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments................................................ $  302,167
  Futures....................................................    (47,138)
                                                              ----------
Net Realized Gain............................................    255,029
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period....................................    967,758
  End of the Period..........................................  2,085,140
                                                              ----------
Net Unrealized Appreciation..................................  1,117,382
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................. $1,372,411
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS................... $2,488,136
                                                              ==========

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                   For the Years Ended December 31, 1997 and
                               December 31, 1996
--------------------------------------------------------------------------------

                                                         Year Ended               Year Ended
                                                      December 31, 1997        December 31, 1996
------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................      $  1,115,725          $    861,604
Net Realized Gain....................................           255,029               178,372
Net Unrealized Appreciation/Depreciation.............         1,117,382              (185,185)
                                                           ------------          ------------
Change in Net Assets from Operations.................         2,488,136               854,791
                                                           ------------          ------------
Distributions from Net Investment Income:
  Class A Shares.....................................          (584,822)             (354,322)
  Class B Shares.....................................          (515,371)             (471,468)
  Class C Shares.....................................           (25,931)              (17,599)
                                                           ------------          ------------
                                                             (1,126,124)             (843,389)
                                                           ------------          ------------
Distributions from Net Realized Gain:
  Class A Shares.....................................           (46,829)                  -0-
  Class B Shares.....................................           (34,234)                  -0-
  Class C Shares.....................................            (2,691)                  -0-
                                                           ------------          ------------
                                                                (83,754)                  -0-
                                                           ------------          ------------
TOTAL DISTRIBUTIONS..................................        (1,209,878)             (843,389)
                                                           ------------          ------------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................         1,278,258                11,402
                                                           ------------          ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................        16,610,486             5,845,364
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................           683,838               429,768
Cost of Shares Repurchased...........................        (4,637,600)           (3,618,542)
                                                           ------------          ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...        12,656,724             2,656,590
                                                           ------------          ------------
TOTAL INCREASE IN NET ASSETS.........................        13,934,982             2,667,992
NET ASSETS:
Beginning of the Period..............................        18,181,606            15,513,614
                                                           ------------          ------------
End of the Period (Including accumulated
  undistributed net investment income of $28 and
  $10,427, respectively).............................       $32,116,588          $ 18,181,606
                                                           ============          ============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                            July 29, 1994
                                                                            (Commencement
                                                                            of Investment
                                                Year Ended December 31      Operations) to
                                              ---------------------------    December 31,
               Class A Shares                  1997      1996      1995          1994
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....  $14.992   $15.048   $13.579      $   14.300
                                              -------   -------   -------      ----------
  Net Investment Income.....................     .786      .816      .821            .302
  Net Realized and Unrealized Gain/Loss.....     .795     (.074)    1.476           (.722)
                                              -------   -------   -------      ----------
Total from Investment Operations............    1.581      .742     2.297           (.420)
Less:
  Distributions from and in Excess of Net
    Investment Income.......................     .798      .798      .828            .301
  Distributions from Net Realized Gain......     .041         0         0               0
                                              -------   -------   -------      ----------
Total Distributions.........................  $  .839   $  .798   $  .828      $     .301
                                              -------   -------   -------      ----------
Net Asset Value, End of the Period..........  $15.734   $14.992   $15.048      $   13.579
                                              =======   =======   =======      ==========
Total Return*(a)............................    10.92     5.14%    17.33%          (2.93%)**
Net Assets at End of the Period (In
  millions).................................  $  18.0   $   7.7   $   5.4      $      2.9
Ratio of Expenses to Average Net Assets*....     .64%      .31%      .21%            .26%
Ratio of Net Investment Income to Average
  Net Assets*...............................    5.16%     5.56%     5.63%           5.27%
Portfolio Turnover..........................      60%      126%       51%             68%**
*If certain expenses had not been assumed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets.....    1.47%     1.82%     2.10%           2.73%
Ratio of Net Investment Income to Average
  Net Assets................................    4.33%     4.04%     3.74%           2.81%

**Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                     July 29, 1994
                                                                                     (Commencement
                                                                                     of Investment
                                                  Year Ended December 31,            Operations) to
                                          ----------------------------------------    December 31,
             Class B Shares                  1997          1996           1995            1994
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period.................................  $14.992       $   15.046     $   13.578      $   14.300
                                           -------       ----------     ----------      ----------
  Net Investment Income..................     .684             .704           .713            .263
  Net Realized and Unrealized
    Gain/Loss............................     .782            (.068)         1.476           (.722)
                                           -------       ----------     ----------      ----------
Total from Investment Operations.........    1.466             .636          2.189           (.459)
Less:
  Distributions from and in Excess of Net
    Investment Income....................     .690             .690           .721            .263
  Distributions from Net Realized Gain...     .041                0              0               0
                                           -------       ----------     ----------      ----------
Total Distributions......................  $  .731       $     .690     $     .721      $     .263
                                           -------       ----------     ----------      ----------
Net Asset Value, End of the Period.......  $15.727       $   14.992     $   15.046      $   13.578
                                           =======       ==========     ==========      ==========
Total Return*(a).........................   10.07%            4.37%         16.47%          (3.20%)**
Net Assets at End of the Period (In
  millions)..............................  $  13.1       $     10.1     $      9.7      $      8.1
Ratio of Expenses to Average Net
  Assets*................................    1.36%            1.07%           .93%            .96%
Ratio of Net Investment Income to Average
  Net Assets*............................    4.49%            4.79%          4.93%           4.58%
Portfolio Turnover.......................      60%             126%            51%             68%**
*If certain expenses had not been assumed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets.................................    2.18%            2.60%          2.82%           3.42%
Ratio of Net Investment Income to Average
  Net Assets.............................    3.67%            3.26%          3.04%           2.12%
**Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                     July 29, 1994
                                                                                     (Commencement
                                                                                     of Investment
                                                  Year Ended December 31,            Operations) to
                                          ----------------------------------------    December 31,
             Class C Shares                  1997          1996           1995            1994
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period.................................  $14.992       $   15.041     $   13.579      $   14.300
                                           -------       ----------     ----------      ----------
  Net Investment Income..................     .676             .701           .711            .267
  Net Realized and Unrealized
    Gain/Loss............................     .789            (.060)         1.472           (.725)
                                           -------       ----------     ----------      ----------
Total from Investment Operations.........    1.465             .641          2.183           (.458)
Less:
  Distributions from and in Excess of Net
    Investment Income....................     .690             .690           .721            .263
  Distributions from Net Realized Gain...     .041                0              0               0
                                           -------       ----------     ----------      ----------
Total Distributions......................  $  .731       $     .690     $     .721      $     .263
                                           -------       ----------     ----------      ----------
Net Asset Value, End of the Period.......  $15.726       $   14.992     $   15.041      $   13.579
                                           =======       ==========     ==========      ==========
Total Return*(a).........................   10.07%            4.44%         16.39%          (3.20%)**
Net Assets at End of the Period (In
  millions)..............................  $   1.0       $       .4     $       .4      $       .2
Ratio of Expenses to Average Net
  Assets*................................    1.41%            1.08%           .98%            .96%
Ratio of Net Investment Income to Average
  Net Assets*............................    4.37%            4.78%          4.81%           4.58%
Portfolio Turnover.......................      60%             126%            51%             68%**
*If certain expenses had not been assumed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets.................................    2.23%            2.61%          2.86%           3.42%
Ratio of Net Investment Income to Average
  Net Assets.............................    3.55%            3.25%          2.93%           2.12%
**Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital New York Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust, and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of New York municipal securities rated investment grade at the time of investment. The Fund commenced investment operations on July 29, 1994.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 or less days are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INCOME AND EXPENSES--Interest income is recorded on an accrual basis. Bond premium and original issue discount on securities purchased are amortized over the expected life of each applicable security. Expenses of the Fund are allocated on a pro rata

                               December 31, 1997
--------------------------------------------------------------------------------

basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. ORGANIZATIONAL COSTS--The Fund has reimbursed Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization. During the period, the original estimate of organizational costs of $120,000 was reduced to $75,000, reflecting the actual costs incurred. The amortization of these costs has been revised and adjusted accordingly. These costs are being amortized on a straight line basis over the 60 month period ending July 28, 1999. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    At December 31, 1997, for federal income tax purposes, cost of long- and short-term investments is $34,396,039; the aggregate gross unrealized appreciation is $2,085,140 and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation of $2,085,140.

F. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 1997. The Fund designated $17,010 as a 28% rate capital gain distribution and $66,744 as a 20% rate capital gain distribution. Shareholders were sent a 1997 Form 1099-DIV in January 1998 representing their proportionate share of the capital gain distribution to be reported on their income tax returns. The Fund designated 98.82% of the income distributions as a tax-exempt income distribution.

                               December 31, 1997
--------------------------------------------------------------------------------

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

                    AVERAGE NET ASSETS                     % PER ANNUM
----------------------------------------------------------------------
First $500 million........................................  .600 of 1%
Over $500 million.........................................  .500 of 1%

    For the year ended December 31, 1997, the Fund recognized expenses of approximately $16,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person. All of this expense has been assumed by VKAC.

    For the year ended December 31, 1997, the Fund recognized expenses of approximately $38,800 representing VKAC's cost of providing accounting services, cash management and legal services to the Fund. A portion of this cost has been assumed by VKAC.

    ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended December 31, 1997, the Fund recognized expenses of approximately $14,200, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

    Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is equal to $2,500.

    At December 31, 1997, VKAC owned 100 shares each of Classes A, B and C.

3.  CAPITAL TRANSACTIONS

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

                               December 31, 1997
--------------------------------------------------------------------------------

    At December 31, 1997, capital aggregated $17,012,428, $11,991,922, and
$986,119 for Classes A, B and C, respectively. For the year ended December 31, 1997, transactions were as follows:

                                                     SHARES          VALUE
--------------------------------------------------------------------------
Sales:
  Class A.....................................      704,992    $10,792,140
  Class B.....................................      335,132      5,071,998
  Class C.....................................       48,608        746,348
                                                  ---------    -----------
Total Sales...................................    1,088,732    $16,610,486
                                                  =========    ===========
Dividend Reinvestment:
  Class A.....................................       27,283    $   418,784
  Class B.....................................       15,994        244,789
  Class C.....................................        1,318         20,265
                                                  ---------    -----------
Total Dividend Reinvestment...................       44,595    $   683,838
                                                  =========    ===========
Repurchases:
  Class A.....................................     (103,563)   $(1,589,463)
  Class B.....................................     (193,090)    (2,927,339)
  Class C.....................................       (7,857)      (120,798)
                                                  ---------    -----------
Total Repurchases.............................     (304,510)   $(4,637,600)
                                                  =========    ===========

                               December 31, 1997
--------------------------------------------------------------------------------

    At December 31, 1996, capital aggregated $7,390,967, $9,602,474 and $340,304 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                     SHARES          VALUE
--------------------------------------------------------------------------
Sales:
  Class A......................................     221,959    $ 3,267,016
  Class B......................................     167,902      2,467,305
  Class C......................................       7,482        111,043
                                                   --------    -----------
Total Sales....................................     397,343    $ 5,845,364
                                                   ========    ===========
Dividend Reinvestment:
  Class A......................................      14,548    $   214,270
  Class B......................................      13,908        204,781
  Class C......................................         727         10,717
                                                   --------    -----------
Total Dividend Reinvestment....................      29,183    $   429,768
                                                   ========    ===========
Repurchases:
  Class A......................................     (78,724)   $(1,167,300)
  Class B......................................    (154,018)    (2,273,282)
  Class C......................................     (12,034)      (177,960)
                                                   --------    -----------
Total Repurchases..............................    (244,776)   $(3,618,542)
                                                   ========    ===========

     Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                       CONTINGENT DEFERRED
                                                          SALES CHARGE
                YEAR OF REDEMPTION                   CLASS B         CLASS C
----------------------------------------------------------------------------
First.............................................     4.00%           1.00%

Second............................................     3.75%            None

Third.............................................     3.50%            None

Fourth............................................     2.50%            None

Fifth.............................................     1.50%            None

Sixth.............................................     1.00%            None

Seventh and Thereafter............................      None            None

                               December 31, 1997
--------------------------------------------------------------------------------

    For the year ended December 31, 1997, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $12,600 and CDSC on redeemed shares of approximately $59,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $27,073,236 and $13,692,692.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date.

    Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

                               December 31, 1997
--------------------------------------------------------------------------------

    Transactions in futures contracts for the year ended December 1997, were as follows:

                                                              CONTRACTS
-----------------------------------------------------------------------
Outstanding at December 31, 1996...........................         -0-
Futures Opened.............................................          55
Futures Closed.............................................         (55)
                                                              ---------
Outstanding at December 31, 1997...........................         -0-
                                                              =========

6.  DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

    Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1997, are payments retained by VKAC of approximately $92,600.

                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     List all financial statements and exhibits as part of the Registration Statement.

     (A) FINANCIAL STATEMENTS:

     For each of the following:

     Van Kampen American Capital Insured Tax Free Income Fund;
     Van Kampen American Capital Tax Free High Income Fund;
     Van Kampen American Capital California Insured Tax Free Fund;
     Van Kampen American Capital Municipal Income Fund;
     Van Kampen American Capital Intermediate Term Municipal Income Fund;

     Van Kampen American Capital Florida Insured Tax Free Income Fund; and


     Van Kampen American Capital New York Tax Free Income Fund


     Included in Part A of such Registration Statement:

      Financial Highlights

     Included in Part B of such Registration Statement:

      Report of Independent Accountants

      Financial Statements

      Notes to Financial Statements

     For each of Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund are not included herein because such series has not yet commenced investment operations.

     (B) EXHIBITS:


      (1) (a)  Agreement and Declaration of Trust(39)
          (b)  Amended and Restated Certificate of Designation for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund+
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund+
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund+
                 (iv)  Van Kampen American Capital Municipal Income Fund+
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund+
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund+
                (vii)  Van Kampen American Capital New York Tax Free
                       Income Fund+
               (viii)  Van Kampen American Capital California Tax Free
                       Income Fund+
                 (ix)  Van Kampen American Capital Michigan Tax Free
                       Income Fund+
                  (x)  Van Kampen American Capital Missouri Tax Free
                       Income Fund+
                 (xi)  Van Kampen American Capital Ohio Tax Free Income
                       Fund+
      (2)      By-Laws(39)
      (4)      Specimen Certificate of Share of Beneficial Interest of:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund(39)
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund(39)
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund(39)
                 (iv)  Van Kampen American Capital Municipal Income
                       Fund(39)
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund(39)
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund(39)
                (vii)  Van Kampen American Capital New York Tax Free
                       Income Fund(39)
               (viii)  Van Kampen American Capital California Tax Free
                       Income Fund
                       1. Class A Shares(31)
                       2. Class B Shares(31)
                       3. Class C Shares(31)

                 (ix)  Van Kampen American Capital Michigan Tax Free
                       Income Fund
                       1. Class A Shares(31)
                       2. Class B Shares(31)
                       3. Class C Shares(31)
                  (x)  Van Kampen American Capital Missouri Tax Free
                       Income Fund
                       1. Class A Shares(31)
                       2. Class B Shares(31)
                       3. Class C Shares(31)
                 (xi)  Van Kampen American Capital Ohio Tax Free Income
                       Fund
                       1. Class A Shares(31)
                       2. Class B Shares(31)
                       3. Class C Shares(31)
      (5)      Investment Advisory Agreement for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund+
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund+
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund+
                 (iv)  Van Kampen American Capital Municipal Income Fund+
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund+
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund+
                (vii)  Van Kampen American Capital New York Tax Free
                       Income Fund+
               (viii)  Van Kampen American Capital California Tax Free
                       Income Fund(31)
                 (ix)  Van Kampen American Capital Michigan Tax Free
                       Income Fund(31)
                  (x)  Van Kampen American Capital Missouri Tax Free
                       Income Fund(31)
                 (xi)  Van Kampen American Capital Ohio Tax Free Income
                       Fund(31)
      (6) (a)  Distribution and Service Agreement for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund+
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund+
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund+
                 (iv)  Van Kampen American Capital Municipal Income Fund+
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund+
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund+
                (vii)  Van Kampen American Capital New York Tax Free
                       Income Fund+
               (viii)  Van Kampen American Capital California Tax Free
                       Income Fund(31)
                 (ix)  Van Kampen American Capital Michigan Tax Free
                       Income Fund(31)
                  (x)  Van Kampen American Capital Missouri Tax Free
                       Income Fund(31)
                 (xi)  Van Kampen American Capital Ohio Tax Free Income
                       Fund(31)
          (b)  Form of Dealer Agreement(37)
          (c)  Form of Broker Agreement(37)
          (d)  Form of Bank Agreement(37)
      (8) (a)  Custodian Contract for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund(42)
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund(42)
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund(42)
                 (iv)  Van Kampen American Capital Municipal Income
                       Fund(10) and (42)
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund(42)
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund(42)
                (vii)  Van Kampen American Capital New York Tax Free
                       Income Fund(42)
               (viii)  Van Kampen American Capital California Tax Free
                       Income Fund(42)
                 (ix)  Van Kampen American Capital Michigan Tax Free
                       Income Fund(31) and (6)
                  (x)  Van Kampen American Capital Missouri Tax Free
                       Income Fund(31) and (6)
                 (xi)  Van Kampen American Capital Ohio Tax Free Income
                       Fund(31) and (6)
          (b)  Transfer Agency and Service Agreement(42)
      (9) (a)  Fund Accounting Agreement(42)
          (b)  Legal Services Agreement+

     (10)      Opinion and Consent of Skadden, Arps, Slate, Meagher &
               Flom (Illinois) for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund(40)
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund(40)
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund(40)
                 (iv)  Van Kampen American Capital Municipal Income
                       Fund(40)
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund(40)
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund(40)
                (vii)  Van Kampen American Capital New York Tax Free
                       Income Fund(40)
               (viii)  Van Kampen American Capital California Tax Free
                       Income Fund(40)
                 (ix)  Van Kampen American Capital Michigan Tax Free
                       Income Fund(40)
                  (x)  Van Kampen American Capital Missouri Tax Free
                       Income Fund(40)
                 (xi)  Van Kampen American Capital Ohio Tax Free Income
                       Fund(40)
     (11)      Consents of KPMG Peat Marwick LLP for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund+
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund+
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund+
                 (iv)  Van Kampen American Capital Municipal Income Fund+
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund+
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund+
                (vii)  Van Kampen American Capital New York Tax Free
                       Income Fund+
               (viii)  Van Kampen American Capital California Tax Free
                       Income Fund(31)
                 (ix)  Van Kampen American Capital Michigan Tax Free
                       Income Fund(31)
                  (x)  Van Kampen American Capital Missouri Tax Free
                       Income Fund(31)
                 (xi)  Van Kampen American Capital Ohio Tax Free Income
                       Fund(31)
     (13)      Letter of understanding relating to initial capital(1)
     (15) (a)  Plan of Distribution Pursuant to Rule 12b-1 for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund(39)
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund(39)
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund(39)
                 (iv)  Van Kampen American Capital Municipal Income
                       Fund(39)
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund(39)
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund(39)
                (vii)  Van Kampen American Capital New York Tax Free
                       Income Fund(39)
               (viii)  Van Kampen American Capital California Tax Free
                       Income Fund(31)
                 (ix)  Van Kampen American Capital Michigan Tax Free
                       Income Fund(31)
                  (x)  Van Kampen American Capital Missouri Tax Free
                       Income Fund(31)
                 (xi)  Van Kampen American Capital Ohio Tax Free Income
                       Fund(31)
          (b)  Form of Shareholder Assistance Agreement(37)
          (c)  Form of Administrative Services Agreement(37)
          (d)  Service Plan for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund(39)
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund(39)
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund(39)
                 (iv)  Van Kampen American Capital Municipal Income
                       Fund(39)
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund(39)
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund(39)
                (vii)  Van Kampen American Capital New York Tax Free
                       Income Fund(39)
               (viii)  Van Kampen American Capital California Tax Free
                       Income Fund(31)
                 (ix)  Van Kampen American Capital Michigan Tax Free
                       Income Fund(31)
                  (x)  Van Kampen American Capital Missouri Tax Free
                       Income Fund(31)
                 (xi)  Van Kampen American Capital Ohio Tax Free Income
                       Fund(31)

     (16) (a)  Computation of Performance Quotations for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund+
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund+
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund+
                 (iv)  Van Kampen American Capital Municipal Income Fund+
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund+
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund+
                (vii)  Van Kampen American Capital New York Tax Free
                       Income Fund+
     (17) (a)  List of certain investment companies in response to Item
               29(a)(41)
          (b)  List of officers and directors of Van Kampen American
               Capital Distributors, Inc.
               in response to Item 29(b)(41)
     (18) Amended Multi-Class Plan(40)
     (24) Power of Attorney+
     (27) Financial Data Schedules+


---------------
 (1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed August 15, 1985.
 (2) Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed May 9, 1986.
 (6) Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration on Form N-1A, File Number 2-99715, filed February 22, 1988.
(10) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed May 25, 1990.
(19) Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, File Number 299715 filed February 12, 1993.
(20) Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, File Number 299715 filed March 1, 1993.
(23) Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Number 2-99715 filed April 30, 1993.
(26) Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed December 30, 1993.
(27) Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on February 25, 1994.
(29) Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on April 5, 1994.
(31) Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on September 30, 1994.
(35) Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on April 24, 1995.
(37) Incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on August 1, 1995.
(38) Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on August 18, 1995.
(39) Incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on April 27, 1996.

(40) Incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on April 29, 1997.


(41) Incorporated herein by reference to Post-Effective Amendment No. 75 to Van Kampen American Capital Growth and Income Fund, File Nos. 2-21657 and 811-1228 filed on March 27, 1998.


(42) Incorporated herein by reference to Post-Effective Amendment No. 50 to Van Kampen American Capital Comstock Fund, File No. 2-27778 filed on April 27, 1998.

 + Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


     Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

     As of April 7, 1998:



                                                                           (2)
                                                                        NUMBER OF
                                      (1)                                RECORD
                                 TITLE OF CLASS                          HOLDERS
                                 --------------                         ---------
Shares of Beneficial Interest, without par value:
     (i)  Van Kampen American Capital Insured Tax Free Income Fund
          Class A Shares..............................................    41,395
          Class B Shares..............................................     1,664
          Class C Shares..............................................       154
    (ii)  Van Kampen American Capital Tax Free High Income Fund
          Class A Shares..............................................    20,732
          Class B Shares..............................................     5,371
          Class C Shares..............................................       761
   (iii)  Van Kampen American Capital California Insured Tax Free Fund
          Class A Shares..............................................     3,307
          Class B Shares..............................................       789
          Class C Shares..............................................        59
    (iv)  Van Kampen American Capital Municipal Income Fund
          Class A Shares..............................................    21,507
          Class B Shares..............................................     5,947
          Class C Shares..............................................       513
     (v)  Van Kampen American Capital Intermediate Term Municipal
          Income Fund
          Class A Shares..............................................       470
          Class B Shares..............................................       419
          Class C Shares..............................................        49
    (vi)  Van Kampen American Capital Florida Insured Tax Free Income
          Fund
          Class A Shares..............................................       507
          Class B Shares..............................................       401
          Class C Shares..............................................        39
   (vii)  Van Kampen American Capital New York Tax Free Income Fund
          Class A Shares..............................................       362
          Class B Shares..............................................       373
          Class C Shares..............................................        43
  (viii)  Van Kampen American Capital California Tax Free Income Fund
          Class A Shares..............................................         0
          Class B Shares..............................................         0
          Class C Shares..............................................         0
    (ix)  Van Kampen American Capital Michigan Tax Free Income Fund
          Class A Shares..............................................         0
          Class B Shares..............................................         0
          Class C Shares..............................................         0
     (x)  Van Kampen American Capital Missouri Tax Free Income Fund
          Class A Shares..............................................         0
          Class B Shares..............................................         0
          Class C Shares..............................................         0
    (xi)  Van Kampen American Capital Ohio Tax Free Income Fund
          Class A Shares..............................................         0
          Class B Shares..............................................         0
          Class C Shares..............................................         0

ITEM 27. INDEMNIFICATION.

     Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust.

     Article 8, Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of (i) not acting in good faith in the reasonable belief that such person's actions were not in the best interests of the Trust, (ii) willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (iii) for a criminal proceeding, not having a reasonable cause to believe that such conduct was unlawful (collectively, "Disabling Conduct"). Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of Disabling Conduct in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of Disabling Conduct in the conduct of his or her office.

     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officers or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     See "Investment Advisory Services" in the Prospectus and "Investment Advisory and Other Services" and "Trustees and Officers" in the Statement of Additional Information for information regarding the business of the Adviser. For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of the Adviser reference is made to the Adviser's current Form ADV (File No. 801-18161) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) The sole principal underwriter is Van Kampen American Capital Distributors, Inc., which acts as principal underwriter for certain investment companies and unit investment trusts set forth in Exhibit 17(a) incorporated by reference herein.

     (b) Van Kampen American Capital Distributors, Inc., which is an affiliated person of an affiliated person of Registrant, is the sole principal underwriter for Registrant. The name, principal business address and positions and offices with Van Kampen American Capital Distributors, Inc. of each of the directors and officers thereof are set forth in Exhibit 17(b). Except as disclosed under the heading "Trustees and Officers" in Part B of this Registration Statement, none of such persons has any position or office with Registrant.

     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, ACCESS Investors Services, Inc., 7501 Tiffany Springs Parkway, Kansas City, Missouri 64153, or at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

ITEM 31. MANAGEMENT SERVICES.

     Not applicable.

ITEM 32. UNDERTAKINGS.

     (a) Not applicable.

     (b) The Registrant undertakes to file a post-effective amendment to the Registration Statement to add financial statements, which need not be certified, within four to six months from the effective date of this Registration Statement for each of the Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund.

     (c) The Registrant provides the information required by Item 5A in the respective annual reports to shareholders of Registrant's series and hereby undertakes to furnish without charge to each person to whom a prospectus is delivered for a particular series with a copy of the latest annual report to shareholders of such series.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VAN KAMPEN AMERICAN CAPITAL TAX FREE TRUST, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Oakbrook Terrace and the State of Illinois, on the 28th day of April, 1998.


                                      VAN KAMPEN AMERICAN CAPITAL

                                      TAX FREE TRUST


                                      By:       /s/  RONALD A. NYBERG

                                         ---------------------------------------
                                          Ronald A. Nyberg, Vice President and
                                                        Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to this Registration Statement has been signed on April 28, 1998 by the following persons in the capacities indicated:



                     SIGNATURES                                            TITLE
                     ----------                                            -----
Principal Executive Officer:

              /s/  DENNIS J. McDONNELL*                President and Trustee
-----------------------------------------------------
                 Dennis J. McDonnell

Principal Financial Officer:

               /s/  EDWARD C. WOOD III                 Vice President and Chief Financial Officer
-----------------------------------------------------
                 Edward C. Wood III
Trustees:

               /s/  J. MILES BRANAGAN*                 Trustee
-----------------------------------------------------
                  J. Miles Branagan

             /s/  RICHARD M. DeMARTINI*                Trustee
-----------------------------------------------------
                Richard M. DeMartini

              /s/  LINDA HUTTON HEAGY*                 Trustee
-----------------------------------------------------
                 Linda Hutton Heagy

               /s/  R. CRAIG KENNEDY*                  Trustee
-----------------------------------------------------
                  R. Craig Kennedy

              /s/  DENNIS J. MCDONNELL*                Trustee
-----------------------------------------------------
                 Dennis J. McDonnell

                /s/  JACK E. NELSON*                   Trustee
-----------------------------------------------------
                   Jack E. Nelson

                 /s/  DON G. POWELL*                   Trustee
-----------------------------------------------------
                    Don G. Powell

               /s/  PHILLIP B. ROONEY*                 Trustee
-----------------------------------------------------
                  Phillip B. Rooney

                /s/  FERNANDO SISTO*                   Trustee
-----------------------------------------------------
                   Fernando Sisto

                /s/  WAYNE W. WHALEN*                  Trustee
-----------------------------------------------------
                   Wayne W. Whalen
------------
* Signed by Ronald A. Nyberg pursuant to a power of attorney.

                /s/  RONALD A. NYBERG                                                  April 28, 1998
-----------------------------------------------------
                  Ronald A. Nyberg
                  Attorney-in-Fact

                            SCHEDULE OF EXHIBITS TO

                    POST-EFFECTIVE AMENDMENT 41 TO FORM N-1A

                  AS SUBMITTED TO THE SECURITIES AND EXCHANGE

                          COMMISSION ON APRIL 30, 1998



     EXHIBIT
     NUMBER                                     EXHIBIT
     -------                                    -------
       (1)
             (b)  Amended and Restated Certificate of Designation for:
                     (i)   Van Kampen American Capital Insured Tax Free
                           Income Fund
                    (ii)   Van Kampen American Capital Tax Free High Income
                           Fund
                   (iii)   Van Kampen American Capital California Insured Tax
                           Free Fund
                    (iv)   Van Kampen American Capital Municipal Income Fund
                     (v)   Van Kampen American Capital Intermediate Term
                           Municipal Income Fund
                    (vi)   Van Kampen American Capital Florida Insured Tax
                           Free Income Fund
                   (vii)   Van Kampen American Capital New York Tax Free
                           Income Fund
                  (viii)   Van Kampen American Capital California Tax Free
                           Income Fund
                    (ix)   Van Kampen American Capital Michigan Tax Free
                           Income Fund
                     (x)   Van Kampen American Capital Missouri Tax Free
                           Income Fund
                    (xi)   Van Kampen American Capital Ohio Tax Free Income
                           Fund
       (5)        Investment Advisory Agreement for:
                     (i)   Van Kampen American Capital Insured Tax Free
                           Income Fund
                    (ii)   Van Kampen American Capital Tax Free High Income
                           Fund
                   (iii)   Van Kampen American Capital California Insured Tax
                           Free Fund
                    (iv)   Van Kampen American Capital Municipal Income Fund
                     (v)   Van Kampen American Capital Intermediate Term
                           Municipal Income Fund
                    (vi)   Van Kampen American Capital Florida Insured Tax
                           Free Income Fund
                   (vii)   Van Kampen American Capital New York Tax Free
                           Income Fund
       (6)   (a)  Distribution and Service Agreement for:
                     (i)   Van Kampen American Capital Insured Tax Free
                           Income Fund
                    (ii)   Van Kampen American Capital Tax Free High Income
                           Fund
                   (iii)   Van Kampen American Capital California Insured Tax
                           Free Fund
                    (iv)   Van Kampen American Capital Municipal Income Fund
                     (v)   Van Kampen American Capital Intermediate Term
                           Municipal Income Fund
                    (vi)   Van Kampen American Capital Florida Insured Tax
                           Free Income Fund
                   (vii)   Van Kampen American Capital New York Tax Free
                           Income Fund
       (9)   (b)  Legal Services Agreement
      (11)        Consents of KPMG Peat Marwick LLP for:
                     (i)   Van Kampen American Capital Insured Tax Free
                           Income Fund
                    (ii)   Van Kampen American Capital Tax Free High Income
                           Fund
                   (iii)   Van Kampen American Capital California Insured Tax
                           Free Fund
                    (iv)   Van Kampen American Capital Municipal Income Fund
                     (v)   Van Kampen American Capital Intermediate Term
                           Municipal Income Fund
                    (vi)   Van Kampen American Capital Florida Insured Tax
                           Free Income Fund
                   (vii)   Van Kampen American Capital New York Tax Free
                           Income Fund
      (16)   (a)  Computation of Performance Quotations for:
                     (i)   Van Kampen American Capital Insured Tax Free
                           Income Fund
                    (ii)   Van Kampen American Capital Tax Free High Income
                           Fund
                   (iii)   Van Kampen American Capital California Insured Tax
                           Free Fund
                    (iv)   Van Kampen American Capital Municipal Income Fund
                     (v)   Van Kampen American Capital Intermediate Term
                           Municipal Income Fund
                    (vi)   Van Kampen American Capital Florida Insured Tax
                           Free Income Fund
                   (vii)   Van Kampen American Capital New York Tax Free
                           Income Fund

     EXHIBIT
     NUMBER                                     EXHIBIT
     -------                                    -------
      (24)   Power of Attorney
      (27)   Financial Data Schedules